UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 21.8%
AGL Energy Ltd.	13,081	$187,887
Amcor Ltd.	22,601	251,253
AMP Ltd.	29,291	112,540
Aurizon Holdings Ltd.	49,481	177,586
Australia & New Zealand Banking Group Ltd.	31,893	572,790
BHP Billiton Ltd.	102,491	1,423,271
Brambles Ltd.	20,821	192,086
Caltex Australia Ltd.	4,465	106,056
CIMIC Group Ltd.	6,571	174,916
Coca-Cola Amatil Ltd.	17,458	106,984
Commonwealth Bank of Australia	17,007	941,778
Crown Resorts Ltd.	11,463	107,631
CSL Ltd.	4,154	346,980
Incitec Pivot Ltd.	24,874	55,008
Insurance Australia Group Ltd.	26,735	108,493
Macquarie Group Ltd.	2,856	146,521
National Australia Bank Ltd.	28,637	542,247
Origin Energy Ltd.	44,186	189,180
QBE Insurance Group Ltd.	8,657	67,232
Ramsay Health Care Ltd.	1,700	90,835
Rio Tinto Ltd.	11,004	372,808
Sonic Healthcare Ltd.	8,053	129,219
Suncorp Group Ltd.	14,724	133,535
Telstra Corp., Ltd.	309,868	1,282,846
Wesfarmers Ltd.	26,632	795,191
Westpac Banking Corp.	34,715	759,954
Woodside Petroleum Ltd.	36,427	727,996
Woolworths Ltd.	31,310	487,017

Total Australia		10,589,840

China - 21.3%
AAC Technologies Holdings, Inc.	12,000	101,857
Agricultural Bank of China Ltd. Class H	333,000	121,474
ANTA Sports Products Ltd.	33,000	65,932
Bank of China Ltd. Class H	791,255	315,158
Bank of Communications Co., Ltd. Class H	300,955	189,698
Beijing Enterprises Holdings Ltd.	8,000	45,167
Belle International Holdings Ltd.	311,000	181,999
China Construction Bank Corp. Class H	2,286,100	1,508,753
China Life Insurance Co., Ltd. Class H	24,396	52,264
China Merchants Bank Co., Ltd. Class H*	30,404	67,957
China Merchants Holdings International Co., Ltd.	35,223	93,529
China Mobile Ltd.	247,734	2,830,853
China Overseas Land & Investment Ltd.	35,065	110,737
China Petroleum & Chemical Corp. Class H	416,261	300,474
China Power International Development Ltd.	106,000	38,941
China Resources Land Ltd.	30,000	69,993
China Resources Power Holdings Co., Ltd.	76,218	113,571
China Shenhua Energy Co., Ltd. Class H	132,736	243,984
China Telecom Corp., Ltd. Class H	137,038	61,118
China Unicom Hong Kong Ltd.	224,345	231,923
CITIC Ltd.	204,000	296,614
CNOOC Ltd.	1,010,561	1,253,114
Country Garden Holdings Co., Ltd.	309,000	129,846
Evergrande Real Estate Group Ltd.(a)	251,000	153,681
Fosun International Ltd.	49,500	63,806
Guangdong Investment Ltd.	70,000	106,291
Hengan International Group Co., Ltd.	13,500	112,588
Industrial & Commercial Bank of China Ltd. Class H	808,270	446,958
Kunlun Energy Co., Ltd.	122,000	100,488
Lenovo Group Ltd.	181,000	108,955
PetroChina Co., Ltd. Class H	244,919	167,006
Ping An Insurance Group Co. of China Ltd. Class H	23,646	104,088
Qinqin Foodstuffs Group Cayman Co., Ltd.	2,300	3,261
Shenzhou International Group Holdings Ltd.(a)	15,000	72,410
Shimao Property Holdings Ltd.	37,500	47,177
Sun Art Retail Group Ltd.(a)	99,225	69,450
Tencent Holdings Ltd.	10,500	238,343
Tingyi Cayman Islands Holding Corp.	42,000	39,575
Want Want China Holdings Ltd.	116,000	82,238

Total China		10,341,271

Hong Kong - 7.6%
AIA Group Ltd.	28,525	170,423
Bank of East Asia Ltd. (The)(a)	21,200	81,434
BOC Hong Kong Holdings Ltd.	93,389	279,278
Cathay Pacific Airways Ltd.(a)	66,000	96,304
CLP Holdings Ltd.	47,104	479,665
Galaxy Entertainment Group Ltd.	37,000	109,694
Hang Lung Properties Ltd.	41,000	82,550
Hang Seng Bank Ltd.	14,503	247,327
Henderson Land Development Co., Ltd.	17,615	98,883
Hong Kong & China Gas Co., Ltd.	141,468	257,846
Hong Kong Exchanges and Clearing Ltd.	6,535	158,027
MTR Corp., Ltd.	87,765	443,466
New World Development Co., Ltd.	101,409	102,612
Power Assets Holdings Ltd.	37,579	344,161
Sino Land Co., Ltd.	52,924	86,365
Sun Hung Kai Properties Ltd.	18,534	222,300
Swire Pacific Ltd. Class A	6,500	73,396
Swire Pacific Ltd. Class B	42,500	83,927
Swire Properties Ltd.	36,000	95,360
Wharf Holdings Ltd. (The)	23,350	141,311
Wheelock & Co., Ltd.	14,000	65,417

Total Hong Kong		3,719,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2016

Investments	Shares	Value
India - 3.3%
Ambuja Cements Ltd.	6,178	$23,323
Asian Paints Ltd.	711	10,569
Axis Bank Ltd. GDR Reg S	645	25,026
Bajaj Auto Ltd.	641	25,546
Bank of Baroda*	4,285	9,774
Bharat Petroleum Corp., Ltd.	1,868	29,673
Bharti Airtel Ltd.	3,950	21,466
Bharti Infratel Ltd.	3,558	18,189
Coal India Ltd.	35,812	166,074
Dr Reddy’s Laboratories Ltd. ADR(a)	213	10,912
GAIL India Ltd. GDR Reg S	319	10,256
HCL Technologies Ltd.	4,942	53,484
Hero MotoCorp Ltd.	485	22,838
Hindustan Unilever Ltd.	6,387	85,029
ICICI Bank Ltd. ADR(a)	5,214	37,437
IndusInd Bank Ltd.	1,571	25,873
Infosys Ltd.	106	1,839
Infosys Ltd. ADR	19,405	346,379
ITC Ltd.	16,447	89,771
Larsen & Toubro Ltd. GDR Reg S	659	14,597
Lupin Ltd.	423	9,649
Mahindra & Mahindra Ltd. GDR	1,246	26,416
NMDC Ltd.	30,023	41,746
NTPC Ltd.	17,275	40,004
Oil & Natural Gas Corp., Ltd.	27,916	89,462
Reliance Industries Ltd. GDR(b)	3,940	112,487
State Bank of India GDR Reg S	531	16,832
Tata Consultancy Services Ltd.	3,367	127,362
Tech Mahindra Ltd.	2,302	17,249
Wipro Ltd.	5,733	47,392
Yes Bank Ltd.	1,033	16,944
Zee Entertainment Enterprises Ltd.	1,609	10,882

Total India		1,584,480

Indonesia - 2.9%
Astra International Tbk PT	674,561	377,805
Bank Central Asia Tbk PT	79,075	79,748
Bank Mandiri Persero Tbk PT	150,324	108,370
Bank Rakyat Indonesia Persero Tbk PT	155,200	126,862
Telekomunikasi Indonesia Persero Tbk PT	1,598,200	481,426
Unilever Indonesia Tbk PT	75,135	256,326

Total Indonesia		1,430,537

Malaysia - 4.5%
Axiata Group Bhd	150,300	209,894
DiGi.Com Bhd	168,600	199,903
Genting Malaysia Bhd	9,140	10,089
IOI Corp. Bhd	89,000	95,810
Kuala Lumpur Kepong Bhd	17,300	99,813
Malayan Banking Bhd	119,094	240,463
Maxis Bhd	178,800	261,226
MISC Bhd	39,300	72,722
Petronas Chemicals Group Bhd	102,608	168,235
Petronas Gas Bhd	32,200	175,716
Public Bank Bhd	24,990	120,254
Sime Darby Bhd	114,500	215,566
Telekom Malaysia Bhd	63,600	106,802
Tenaga Nasional Bhd	64,300	224,887

Total Malaysia		2,201,380

Philippines - 2.2%
Aboitiz Equity Ventures, Inc.	69,460	115,084
Aboitiz Power Corp.	160,600	157,195
Globe Telecom, Inc.	2,230	112,430
Manila Electric Co.	22,050	145,289
Philippine Long Distance Telephone Co.	6,850	313,035
SM Investments Corp.	5,936	122,007
Universal Robina Corp.	20,850	92,179

Total Philippines		1,057,219

Singapore - 6.0%
CapitaLand Ltd.	38,300	87,362
DBS Group Holdings Ltd.	16,817	196,921
Hutchison Port Holdings Trust	382,707	174,132
Jardine Cycle & Carriage Ltd.	7,278	197,375
Keppel Corp., Ltd.	58,984	241,037
Oversea-Chinese Banking Corp., Ltd.	29,801	192,415
Singapore Airlines Ltd.	12,157	96,288
Singapore Technologies Engineering Ltd.	81,025	189,634
Singapore Telecommunications Ltd.	361,677	1,109,834
United Overseas Bank Ltd.	14,674	200,829
Wilmar International Ltd.	91,200	220,902

Total Singapore		2,906,729

South Korea - 9.1%
Coway Co., Ltd.	1,202	109,050
Hyundai Mobis Co., Ltd.	751	164,303
Hyundai Motor Co.	2,676	314,796
Kangwon Land, Inc.	3,240	117,297
KB Financial Group, Inc.	1,985	56,180
Kia Motors Corp.	4,134	155,045
Korea Electric Power Corp.	3,721	195,120
Korea Zinc Co., Ltd.	176	77,621
KT&G Corp.	2,356	279,198
LG Chem Ltd.	561	126,631
LG Corp.	1,783	98,604
LG Display Co., Ltd.	2,970	68,071
LG Household & Health Care Ltd.	14	13,576
POSCO	2,132	372,964
S-Oil Corp.	1,275	83,793
Samsung Electronics Co., Ltd.	1,156	1,430,134
Samsung Life Insurance Co., Ltd.	1,056	92,137
Shinhan Financial Group Co., Ltd.	2,871	94,716
SK Holdings Co., Ltd.	481	84,562
SK Hynix, Inc.	3,188	89,674
SK Telecom Co., Ltd.	503	94,106
SK Telecom Co., Ltd. ADR	8,992	188,113
Woori Bank	12,863	106,312

Total South Korea		4,412,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2016

Investments	Shares	Value
Taiwan - 16.0%
Advanced Semiconductor Engineering, Inc.	218,175	$247,872
Asustek Computer, Inc.	20,740	170,696
Catcher Technology Co., Ltd.	7,000	51,536
Cathay Financial Holding Co., Ltd.	112,614	122,183
Cheng Shin Rubber Industry Co., Ltd.	74,948	157,057
China Steel Corp.	400,078	259,203
Chunghwa Telecom Co., Ltd.	185,436	669,683
CTBC Financial Holding Co., Ltd.	169,805	88,695
Delta Electronics, Inc.*	51,415	248,636
Far Eastern New Century Corp.	107,683	80,114
Far EasTone Telecommunications Co., Ltd.	72,000	173,868
First Financial Holding Co., Ltd.	112	59
Formosa Chemicals & Fibre Corp.	49,685	124,755
Formosa Petrochemical Corp.	66,511	180,406
Formosa Plastics Corp.	71,444	172,304
Fubon Financial Holding Co., Ltd.	114,803	133,988
Hon Hai Precision Industry Co., Ltd.	304,120	777,764
Hua Nan Financial Holdings Co., Ltd.	91,536	47,387
Largan Precision Co., Ltd.	1,000	91,292
MediaTek, Inc.	65,000	491,646
Mega Financial Holding Co., Ltd.	181,827	136,966
Nan Ya Plastics Corp.	149,537	282,766
Pegatron Corp.	62,000	130,308
President Chain Store Corp.	18,000	140,054
Quanta Computer, Inc.	132,000	249,605
Taiwan Mobile Co., Ltd.	92,100	321,189
Taiwan Semiconductor Manufacturing Co., Ltd.	416,241	2,096,753
Uni-President Enterprises Corp.	66,346	130,598

Total Taiwan		7,777,383

Thailand - 4.4%
Advanced Info Service PCL	64,400	289,562
Advanced Info Service PCL NVDR	15,400	69,243
Airports of Thailand PCL NVDR	13,384	148,542
Bangkok Bank PCL NVDR	12,700	57,284
CP ALL PCL	81,000	115,830
Intouch Holdings PCL NVDR	104,585	161,461
Krung Thai Bank PCL NVDR	151,000	70,043
PTT Exploration & Production PCL	77,213	182,571
PTT Global Chemical PCL	94,394	159,158
PTT PCL	49,500	440,908
PTT PCL NVDR	8,800	78,384
Siam Cement PCL (The) NVDR	18,871	255,623
Siam Commercial Bank PCL (The)	25,500	100,868

Total Thailand		2,129,477

TOTAL COMMON STOCKS (Cost: $50,929,581)		48,150,065

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c) (Cost: $22,280)	803	21,774

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $175,400)(e)	175,400	175,400

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $51,127,261)		48,347,239
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.5%		256,030

NET ASSETS - 100.0%		$48,603,269

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)

At June 30, 2016, the total market value of the Fund’s securities on loan was $377,972 and the total market value of the collateral held by the Fund was $398,568. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $223,168.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	AUD	23,000	USD	17,137	$12
7/1/2016	USD	259,181	MYR	1,046,703	450
7/5/2016	HKD	99,000	USD	12,760	(2)

					$460

CURRENCY LEGEND

AUD	Australian dollar

HKD	Hong Kong dollar

MYR	Malaysian ringgit

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 99.6%

Banks - 11.3%
Australia & New Zealand Banking Group Ltd.	56,751	$1,019,234
Commonwealth Bank of Australia	14,438	799,517
National Australia Bank Ltd.	56,466	1,069,194
Westpac Banking Corp.	41,289	903,867

Total Banks		3,791,812

Beverages - 2.7%
Coca-Cola Amatil Ltd.	113,832	697,569
Treasury Wine Estates Ltd.	29,341	201,651

Total Beverages		899,220

Biotechnology - 0.9%
CSL Ltd.	2,613	218,262
Sirtex Medical Ltd.	4,303	81,927

Total Biotechnology		300,189

Capital Markets - 2.2%
Macquarie Group Ltd.	14,602	749,125

Chemicals - 3.8%
Incitec Pivot Ltd.	199,813	441,879
Orica Ltd.	88,712	814,457

Total Chemicals		1,256,336

Commercial Services & Supplies - 3.5%
Brambles Ltd.	35,498	327,490
Downer EDI Ltd.	162,979	461,146
Mineral Resources Ltd.	62,612	387,420

Total Commercial Services & Supplies		1,176,056

Construction & Engineering - 1.1%
CIMIC Group Ltd.	14,094	375,175

Construction Materials - 2.9%
Adelaide Brighton Ltd.	124,303	515,537
Boral Ltd.	95,662	443,050

Total Construction Materials		958,587

Containers & Packaging - 1.6%
Amcor Ltd.	48,000	533,610

Diversified Financial Services - 2.1%
AMP Ltd.	185,050	710,987

Diversified Telecommunication Services - 3.4%
Telstra Corp., Ltd.	205,527	850,877
TPG Telecom Ltd.	17,665	156,525
Vocus Communications Ltd.	19,387	122,991

Total Diversified Telecommunication Services		1,130,393

Food & Staples Retailing - 4.5%
Wesfarmers Ltd.	24,474	730,756
Woolworths Ltd.	49,166	764,762

Total Food & Staples Retailing		1,495,518

Food Products - 0.5%
GrainCorp Ltd. Class A	25,880	166,302

Health Care Equipment & Supplies - 2.1%
Ansell Ltd.	32,831	444,183
Cochlear Ltd.	2,883	260,285

Total Health Care Equipment & Supplies		704,468

Health Care Providers & Services - 5.1%
Healthscope Ltd.	170,445	362,972
Primary Health Care Ltd.	218,757	643,402
Ramsay Health Care Ltd.	4,099	219,020
Sonic Healthcare Ltd.	30,265	485,636

Total Health Care Providers & Services		1,711,030

Hotels, Restaurants & Leisure - 10.5%
Aristocrat Leisure Ltd.	22,507	231,270
Crown Resorts Ltd.	75,035	704,534
Domino’s Pizza Enterprises Ltd.	2,653	134,586
Flight Centre Travel Group Ltd.	31,218	734,075
Star Entertainment Grp Ltd. (The)	71,839	288,853
Tabcorp Holdings Ltd.	228,950	779,076
Tatts Group Ltd.	223,979	637,079

Total Hotels, Restaurants & Leisure		3,509,473

Insurance - 7.2%
Insurance Australia Group Ltd.	168,818	685,075
Medibank Pvt Ltd.	203,589	447,198
QBE Insurance Group Ltd.	68,111	528,962
Suncorp Group Ltd.	84,681	767,991

Total Insurance		2,429,226

Internet Software & Services - 1.2%
carsales.com Ltd.	44,384	407,155

IT Services - 2.2%
Computershare Ltd.	58,662	400,543
IRESS Ltd.	40,408	327,656

Total IT Services		728,199

Media - 0.7%
REA Group Ltd.	4,918	217,849

Metals & Mining - 9.3%
Alumina Ltd.	869,585	838,504
BHP Billiton Ltd.	60,737	843,442
BlueScope Steel Ltd.	29,708	140,908
Fortescue Metals Group Ltd.	105,524	275,006
Rio Tinto Ltd.	30,477	1,032,539

Total Metals & Mining		3,130,399

Multi-Utilities - 1.6%
AGL Energy Ltd.	37,563	539,530

Multiline Retail - 2.3%
Harvey Norman Holdings Ltd.	226,920	778,927

Oil, Gas & Consumable Fuels - 7.2%
Caltex Australia Ltd.	21,355	507,240
Origin Energy Ltd.	156,773	671,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2016

Investments	Shares	Value
Santos Ltd.	124,968	$431,757
Woodside Petroleum Ltd.	40,989	819,168

Total Oil, Gas & Consumable Fuels		2,429,381

Personal Products - 0.9%
Blackmores Ltd.	3,114	304,652

Professional Services - 2.4%
ALS Ltd.	127,873	465,598
Seek Ltd.	29,666	335,978

Total Professional Services		801,576

Road & Rail - 3.3%
Asciano Ltd.	33,408	220,647
Aurizon Holdings Ltd.	249,547	895,617

Total Road & Rail		1,116,264

Software - 1.2%
MYOB Group Ltd.	85,628	219,967
Technology One Ltd.	47,287	182,035

Total Software		402,002

Specialty Retail - 1.1%
Premier Investments Ltd.	36,168	384,032

Transportation Infrastructure - 0.8%
Qube Holdings Ltd.(a)	170,641	280,801

TOTAL COMMON STOCKS (Cost: $36,879,927)		33,418,274

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $283,689)(c)	283,689	283,689

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $37,163,616)		33,701,963
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(164,134)

NET ASSETS - 100.0%		$33,537,829

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $266,759 and the total market value of the collateral held by the Fund was $283,689.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	AUD	20,937	USD	15,600	$10

CURRENCY LEGEND

AUD	Australian dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

China - 99.4%

Auto Components - 1.5%
Minth Group Ltd.	20,000	$64,579
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	10,750	3,769
Xinyi Glass Holdings Ltd.	86,000	63,187

Total Auto Components		131,535

Automobiles - 3.6%
BYD Co., Ltd. Class H*(a)	24,500	146,692
Geely Automobile Holdings Ltd.	180,000	97,216
Great Wall Motor Co., Ltd. Class H	98,000	81,099

Total Automobiles		325,007

Banks - 2.6%
China Minsheng Banking Corp., Ltd. Class H	244,500	235,740

Biotechnology - 0.7%
China Biologic Products, Inc.*(a)	592	62,941

Capital Markets - 1.5%
GF Securities Co., Ltd. Class H	61,400	139,294

Communications Equipment - 0.1%
ZTE Corp. Class H	10,200	12,859

Diversified Consumer Services - 3.2%
New Oriental Education & Technology Group, Inc. ADR	4,648	194,658
TAL Education Group ADR*(a)	1,563	97,000

Total Diversified Consumer Services		291,658

Electrical Equipment - 0.7%
Tech Pro Technology Development Ltd.*(a)	188,000	60,825

Electronic Equipment, Instruments & Components - 2.0%
AAC Technologies Holdings, Inc.	16,000	135,809
Sunny Optical Technology Group Co., Ltd.(a)	14,000	48,995

Total Electronic Equipment, Instruments & Components		184,804

Food & Staples Retailing - 0.5%
Sun Art Retail Group Ltd.	65,000	45,495

Food Products - 6.1%
China Huishan Dairy Holdings Co., Ltd.(a)	187,000	76,411
Qinqin Foodstuffs Group Cayman Co., Ltd.	5,600	7,940
Tingyi Cayman Islands Holding Corp.	66,000	62,189
Uni-President China Holdings Ltd.(a)	48,000	40,341
Want Want China Holdings Ltd.(a)	247,000	175,111
WH Group Ltd.(b)	238,500	186,915

Total Food Products		548,907

Health Care Equipment & Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	48,000	27,286

Household Durables - 0.6%
Skyworth Digital Holdings Ltd.	66,000	53,937

Insurance - 8.3%
Ping An Insurance Group Co. of China Ltd. Class H	170,500	750,530

Internet & Catalog Retail - 14.4%
Ctrip.com International Ltd. ADR*(a)	12,593	518,831
JD.com, Inc. ADR*	30,503	647,579
Vipshop Holdings Ltd. ADR*	12,835	143,367

Total Internet & Catalog Retail		1,309,777

Internet Software & Services - 32.0%
21Vianet Group, Inc. ADR*	1,013	10,343
Alibaba Group Holding Ltd. ADR*(a)	9,402	747,741
Autohome, Inc. ADR*(a)	900	18,099
Baidu, Inc. ADR*	4,416	729,302
Bitauto Holdings Ltd. ADR*(a)	656	17,686
NetEase, Inc. ADR	1,475	285,000
Qihoo 360 Technology Co., Ltd. ADR*	2,005	146,465
SINA Corp.*(a)	1,154	59,858
Sohu.com, Inc.*	655	24,798
SouFun Holdings Ltd. ADR*(a)	5,882	29,586
Tencent Holdings Ltd.	35,700	810,365
YY, Inc. ADR*	752	25,470

Total Internet Software & Services		2,904,713

Machinery - 1.9%
China Conch Venture Holdings Ltd.	65,363	129,413
Haitian International Holdings Ltd.	26,000	45,713

Total Machinery		175,126

Media - 1.1%
Alibaba Pictures Group Ltd.*(a)	420,000	97,448

Multiline Retail - 0.6%
Intime Retail Group Co., Ltd.(a)	61,500	50,894

Personal Products - 2.6%
Hengan International Group Co., Ltd.	28,000	233,515

Pharmaceuticals - 3.5%
China Medical System Holdings Ltd.	45,000	68,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2016

Investments	Shares	Value
CSPC Pharmaceutical Group Ltd.	88,000	$78,268
Luye Pharma Group Ltd.*(a)	56,607	34,659
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	13,000	31,671
Sino Biopharmaceutical Ltd.	159,000	103,500

Total Pharmaceuticals		316,544

Real Estate Management & Development - 6.4%
China Vanke Co., Ltd. Class H	47,976	93,998
Country Garden Holdings Co., Ltd.	292,000	122,703
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	22,000	134,984
Evergrande Real Estate Group Ltd.(a)	170,000	104,087
Longfor Properties Co., Ltd.	40,000	51,869
Renhe Commercial Holdings Co., Ltd.*(a)	810,000	20,882
Shimao Property Holdings Ltd.	44,500	55,984

Total Real Estate Management & Development		584,507

Road & Rail - 0.3%
CAR, Inc.*(a)	27,635	26,823

Semiconductors & Semiconductor Equipment - 0.7%
GCL-Poly Energy Holdings Ltd.(a)	243,000	31,636
Hanergy Thin Film Power Group Ltd.*†	502,000	0
Xinyi Solar Holdings Ltd.(a)	76,000	29,879

Total Semiconductors & Semiconductor Equipment		61,515

Software - 0.3%
Kingsoft Corp., Ltd.(a)	14,000	26,961

Specialty Retail - 0.7%
BEP International Holdings Ltd.	230,000	12,748
GOME Electrical Appliances Holding Ltd.(a)	441,000	52,298

Total Specialty Retail		65,046

Textiles, Apparel & Luxury Goods - 3.2%
ANTA Sports Products Ltd.	37,000	73,924
Belle International Holdings Ltd.	176,000	102,996
Shenzhou International Group Holdings Ltd.(a)	23,000	111,028

Total Textiles, Apparel & Luxury Goods		287,948

TOTAL COMMON STOCKS (Cost: $10,341,141)		9,011,635

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.8%

United States - 14.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,339,230)(d)	1,339,230	1,339,230

TOTAL INVESTMENTS IN SECURITIES - 114.2% (Cost: $11,680,371)		10,350,865
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (14.2)%		(1,287,115)

NET ASSETS - 100.0%		$9,063,750

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $2,100,151 and the total market value of the collateral held by the Fund was $2,203,347. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $864,117.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 11.0%
Amcor Ltd.	1,487	$16,531
AMP Ltd.	2,689	10,331
Aurizon Holdings Ltd.	3,053	10,957
Australia & New Zealand Banking Group Ltd.	3,430	61,602
BHP Billiton Ltd.	6,672	92,653
Brambles Ltd.	1,321	12,187
Commonwealth Bank of Australia	1,808	100,120
CSL Ltd.	264	22,052
Insurance Australia Group Ltd.	2,563	10,401
Macquarie Group Ltd.	268	13,749
National Australia Bank Ltd.	3,039	57,544
Origin Energy Ltd.	2,605	11,153
QBE Insurance Group Ltd.	885	6,873
Rio Tinto Ltd.	705	23,885
Suncorp Group Ltd.	1,486	13,477
Telstra Corp., Ltd.	19,934	82,526
Wesfarmers Ltd.	1,680	50,162
Westpac Banking Corp.	3,677	80,494
Woodside Petroleum Ltd.	2,267	45,306
Woolworths Ltd.	1,975	30,721

Total Australia		752,724

Brazil - 13.1%
Ambev S.A.	49,353	293,461
Banco Bradesco S.A.	5,263	44,371
Banco do Brasil S.A.	14,456	77,520
Banco Santander Brasil S.A.	13,050	74,054
BB Seguridade Participacoes S.A.	5,943	52,144
BM&FBovespa S.A.	3,889	21,850
BRF S.A.	1,063	14,974
CCR S.A.	8,746	45,863
Cia Siderurgica Nacional S.A.*	8,372	20,435
Cielo S.A.	3,134	33,123
EcoRodovias Infraestrutura e Logistica S.A.*	4,793	12,537
Itau Unibanco Holding S.A.	1,260	10,233
Natura Cosmeticos S.A.	2,316	18,434
Tractebel Energia S.A.	2,631	31,461
Transmissora Alianca de Energia Eletrica S.A.	2,891	17,326
Ultrapar Participacoes S.A.	945	20,975
Vale S.A.	19,435	98,699
WEG S.A.	3,045	13,059

Total Brazil		900,519

Canada - 11.7%
Bank of Montreal	694	43,793
Bank of Nova Scotia (The)	1,368	66,688
BCE, Inc.	1,504	70,805
Canadian Imperial Bank of Commerce	431	32,205
Canadian National Railway Co.	462	27,139
Canadian Natural Resources Ltd.	1,206	37,015
Crescent Point Energy Corp.	1,772	27,848
Enbridge, Inc.	1,041	43,870
Great-West Lifeco, Inc.	944	24,772
Manulife Financial Corp.	1,449	19,715
Potash Corp. of Saskatchewan, Inc.	2,286	36,965
Power Financial Corp.(a)	818	18,675
Royal Bank of Canada	1,499	88,114
Sun Life Financial, Inc.	531	17,352
Suncor Energy, Inc.	1,717	47,384
TELUS Corp.	910	29,149
Thomson Reuters Corp.	1,026	41,294
Toronto-Dominion Bank (The)	1,746	74,589
TransCanada Corp.(a)	1,240	55,818

Total Canada		803,190

Chile - 9.2%
AES Gener S.A.	51,039	24,956
Aguas Andinas S.A. Class A	59,927	34,365
Banco de Chile	583,241	62,485
Banco de Credito e Inversiones	571	24,666
Banco Santander Chile	1,092,544	52,675
CAP S.A.	3,126	10,659
Cencosud S.A.	11,952	34,098
Cia Cervecerias Unidas S.A.	2,203	25,765
Colbun S.A.	59,045	14,306
Empresa Nacional de Electricidad S.A.	57,535	53,159
Empresa Nacional de Telecomunicaciones S.A.*	1,231	11,149
Empresas CMPC S.A.	4,673	9,721
Empresas COPEC S.A.	6,324	55,611
Enersis Americas S.A.	343,665	58,838
Inversiones Aguas Metropolitanas S.A.	7,290	11,609
Inversiones La Construccion S.A.	773	8,477
Itau CorpBanca	3,439,784	29,189
Ripley Corp. S.A.	21,691	10,778
S.A.C.I. Falabella	11,378	86,755
Sociedad Matriz del Banco de Chile S.A. Class B	36,853	10,623

Total Chile		629,884

New Zealand - 16.8%
Air New Zealand Ltd.(a)	24,375	36,369
Auckland International Airport Ltd.	22,134	102,465
Contact Energy Ltd.	23,386	86,276
EBOS Group Ltd.	2,025	23,594
Fisher & Paykel Healthcare Corp., Ltd.	7,686	55,013
Fletcher Building Ltd.	21,773	133,048
Freightways Ltd.	4,808	22,155
Heartland Bank Ltd.(a)	13,492	11,339
Infratil Ltd.(a)	9,260	21,071
Kathmandu Holdings Ltd.	7,992	8,709
Kiwi Property Group Ltd.	20,204	21,440
Mainfreight Ltd.	1,588	18,808
Meridian Energy Ltd.	70,322	131,970
Nuplex Industries Ltd.	6,344	23,720
Ryman Healthcare Ltd.	4,840	32,161
SKY Network Television Ltd.(a)	16,715	56,784
SKYCITY Entertainment Group Ltd.	15,956	52,046
Spark New Zealand Ltd.	85,448	216,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2016

Investments	Shares	Value
Trade Me Group Ltd.	12,768	$42,102
Z Energy Ltd.	10,108	58,239

Total New Zealand		1,153,348

Norway - 13.5%
Aker ASA Class A	426	10,844
Atea ASA	1,156	11,017
Austevoll Seafood ASA	1,161	9,677
DNB ASA	5,036	59,791
Entra ASA(b)	760	7,130
Gjensidige Forsikring ASA	2,457	40,725
Kongsberg Gruppen ASA(a)	578	8,462
Leroy Seafood Group ASA	316	14,841
Marine Harvest ASA*	2,941	49,029
Norsk Hydro ASA	9,501	34,425
Ocean Yield ASA(a)	1,545	11,170
Orkla ASA	5,948	52,493
Salmar ASA	1,264	37,325
SpareBank 1 SR-Bank ASA	1,097	5,401
Statoil ASA	24,214	416,976
Telenor ASA	5,214	85,737
TGS Nopec Geophysical Co. ASA	767	12,484
Veidekke ASA	702	8,389
Yara International ASA	1,533	48,328

Total Norway		924,244

Russia - 14.2%
Gazprom Neft PJSC ADR	483	6,134
Gazprom PJSC ADR	43,819	188,860
LSR Group PJSC GDR Reg S	3,078	8,634
Lukoil PJSC ADR	4,023	168,041
Magnit PJSC GDR Reg S	803	26,676
Magnitogorsk Iron & Steel OJSC GDR Reg S	1,804	8,713
MegaFon PJSC GDR Reg S	925	9,620
MMC Norilsk Nickel PJSC ADR	12,031	159,892
Mobile TeleSystems PJSC ADR	8,435	69,842
Novatek OJSC GDR Reg S	435	44,370
Novolipetsk Steel PJSC GDR	2,526	32,838
PhosAgro OJSC GDR Reg S	1,026	15,134
Rosneft PJSC GDR Reg S	24,143	123,612
Rostelecom PJSC ADR	1,179	10,139
RusHydro PJSC ADR	6,789	6,178
Sberbank of Russia PJSC ADR	1,278	11,131
Severstal PJSC GDR Reg S	3,854	42,163
Sistema JSFC GDR Reg S	731	5,504
Tatneft PJSC ADR	870	26,735
VTB Bank PJSC GDR Reg S	4,901	10,067

Total Russia		974,283

South Africa - 9.6%
Barclays Africa Group Ltd.	3,574	35,162
Bidvest Group Ltd. (The)	1,018	9,641
Coronation Fund Managers Ltd.	2,269	10,364
FirstRand Ltd.	18,204	55,737
Liberty Holdings Ltd.	1,057	8,733
MMI Holdings Ltd.	7,196	11,124
MTN Group Ltd.	14,693	143,388
Naspers Ltd. Class N	118	18,048
Nedbank Group Ltd.	1,814	23,088
Rand Merchant Investment Holdings Ltd.	3,138	8,828
Remgro Ltd.	548	9,529
RMB Holdings Ltd.	4,352	16,716
Sanlam Ltd.	5,720	23,575
Sasol Ltd.	3,077	83,448
Shoprite Holdings Ltd.	1,592	18,080
Standard Bank Group Ltd.	5,331	46,521
Tiger Brands Ltd.	651	16,115
Vodacom Group Ltd.(a)	9,444	108,272
Woolworths Holdings Ltd.	2,927	16,793

Total South Africa		663,162

TOTAL COMMON STOCKS (Cost: $8,586,144)		6,801,354

RIGHTS - 0.0%

Chile - 0.0%
Empresa Nacional de Telecomunicaciones S.A., expiring 7/22/16*	321	310

New Zealand - 0.0%
SKYCITY Entertainment Group Ltd., expiring 7/5/16*	1,574	202

TOTAL RIGHTS (Cost: $0)		512

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree Global Natural Resources Fund(c) (Cost: $26,928)	2,238	28,544

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $310,155)(e)	310,155	310,155

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $8,923,227)		7,140,565
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.0)%		(274,136)

NET ASSETS - 100.0%		$6,866,429

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)	At June 30, 2016, the total market value of the Fund’s securities on loan was $294,323 and the total market value of the collateral held by the Fund was $310,155.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.2%

United States - 99.2%

Aerospace & Defense - 1.0%
Lockheed Martin Corp.	37,591	$9,328,959

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	78,875	8,496,415

Automobiles - 2.0%
Ford Motor Co.	832,435	10,463,708
General Motors Co.	312,268	8,837,184

Total Automobiles		19,300,892

Beverages - 1.0%
Coca-Cola Co. (The)	198,234	8,985,947

Biotechnology - 1.8%
AbbVie, Inc.	196,738	12,180,049
Amgen, Inc.	34,171	5,199,118

Total Biotechnology		17,379,167

Chemicals - 5.1%
Air Products & Chemicals, Inc.	49,014	6,961,949
CF Industries Holdings, Inc.	170,772	4,115,605
Dow Chemical Co. (The)	179,265	8,911,263
E.I. du Pont de Nemours & Co.	86,582	5,610,514
Monsanto Co.	65,765	6,800,759
Mosaic Co. (The)	320,267	8,384,590
Praxair, Inc.	65,329	7,342,326

Total Chemicals		48,127,006

Commercial Services & Supplies - 2.0%
Republic Services, Inc.	170,775	8,762,465
Waste Management, Inc.	151,303	10,026,850

Total Commercial Services & Supplies		18,789,315

Communications Equipment - 1.0%
Cisco Systems, Inc.	319,478	9,165,824

Containers & Packaging - 2.1%
International Paper Co.	298,460	12,648,735
WestRock Co.	175,619	6,826,310

Total Containers & Packaging		19,475,045

Diversified Telecommunication Services - 6.6%
AT&T, Inc.	456,202	19,712,488
CenturyLink, Inc.	872,783	25,319,435
Verizon Communications, Inc.	300,457	16,777,519

Total Diversified Telecommunication Services		61,809,442

Electric Utilities - 11.5%
American Electric Power Co., Inc.	198,259	13,895,973
Duke Energy Corp.	194,629	16,697,222
Entergy Corp.	210,784	17,147,278
Exelon Corp.	474,532	17,253,984
FirstEnergy Corp.	395,372	13,802,437
PPL Corp.	367,687	13,880,184
Southern Co. (The)	297,501	15,954,979

Total Electric Utilities		108,632,057

Electrical Equipment - 1.3%
Emerson Electric Co.	226,562	11,817,474

Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	400,394	13,473,258

Food & Staples Retailing - 2.3%
Sysco Corp.	200,012	10,148,609
Wal-Mart Stores, Inc.	151,753	11,081,004

Total Food & Staples Retailing		21,229,613

Food Products - 3.3%
Archer-Daniels-Midland Co.	242,667	10,407,988
General Mills, Inc.	142,248	10,145,127
Kraft Heinz Co. (The)	121,410	10,742,357

Total Food Products		31,295,472

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	130,091	5,113,877
ResMed, Inc.	98,431	6,223,792

Total Health Care Equipment & Supplies		11,337,669

Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	89,234	7,264,540

Hotels, Restaurants & Leisure - 3.0%
Darden Restaurants, Inc.	183,391	11,615,986
Las Vegas Sands Corp.	387,717	16,861,812

Total Hotels, Restaurants & Leisure		28,477,798

Household Products - 1.1%
Procter & Gamble Co. (The)	123,453	10,452,766

Industrial Conglomerates - 0.9%
General Electric Co.	274,280	8,634,334

IT Services - 3.2%
International Business Machines Corp.	75,179	11,410,669
Paychex, Inc.	160,757	9,565,042
Western Union Co. (The)	487,480	9,349,866

Total IT Services		30,325,577

Leisure Products - 2.1%
Mattel, Inc.	631,405	19,756,662

Machinery - 3.8%
Caterpillar, Inc.	175,683	13,318,528
Cummins, Inc.	120,263	13,522,372
Deere & Co.	106,022	8,592,023

Total Machinery		35,432,923

Metals & Mining - 1.3%
Nucor Corp.	243,195	12,016,265

Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	948,606	22,766,544
Consolidated Edison, Inc.	186,526	15,004,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2016

Investments	Shares	Value
Public Service Enterprise Group, Inc.	292,144	$13,616,832

Total Multi-Utilities		51,387,527

Multiline Retail - 1.9%
Kohl’s Corp.	223,493	8,474,854
Macy’s, Inc.	271,147	9,113,251

Total Multiline Retail		17,588,105

Oil, Gas & Consumable Fuels - 12.0%
Chevron Corp.	146,747	15,383,488
ConocoPhillips	308,503	13,450,731
Exxon Mobil Corp.	130,226	12,207,385
HollyFrontier Corp.	170,692	4,057,349
Kinder Morgan, Inc.	488,255	9,140,134
Occidental Petroleum Corp.	162,980	12,314,769
Spectra Energy Corp.	674,245	24,697,594
Valero Energy Corp.	111,289	5,675,739
Williams Cos., Inc. (The)	718,510	15,541,371

Total Oil, Gas & Consumable Fuels		112,468,560

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	88,401	6,501,894
Eli Lilly & Co.	79,026	6,223,297
Johnson & Johnson	78,864	9,566,203
Merck & Co., Inc.	180,300	10,387,083
Pfizer, Inc.	289,114	10,179,704

Total Pharmaceuticals		42,858,181

Semiconductors & Semiconductor Equipment - 3.1%
KLA-Tencor Corp.	124,571	9,124,826
Maxim Integrated Products, Inc.	221,307	7,898,447
QUALCOMM, Inc.	224,834	12,044,357

Total Semiconductors & Semiconductor Equipment		29,067,630

Software - 1.2%
CA, Inc.	355,310	11,664,827

Specialty Retail - 1.8%
Gap, Inc. (The)	356,818	7,571,678
Staples, Inc.	1,135,266	9,785,993

Total Specialty Retail		17,357,671

Technology Hardware, Storage & Peripherals - 1.9%
HP, Inc.	878,407	11,024,008
Western Digital Corp.	139,858	6,609,689

Total Technology Hardware, Storage & Peripherals		17,633,697

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	379,226	15,449,667

Tobacco - 4.0%
Altria Group, Inc.	187,978	12,962,963
Philip Morris International, Inc.	146,640	14,916,221
Reynolds American, Inc.	189,503	10,219,897

Total Tobacco		38,099,081

Trading Companies & Distributors - 0.9%
Fastenal Co.	189,668	8,419,363

TOTAL COMMON STOCKS (Cost: $848,035,023)		932,998,729

EXCHANGE-TRADED FUNDS - 0.5%

United States - 0.5%
WisdomTree LargeCap Dividend Fund(a)	31,325	2,373,182
WisdomTree MidCap Dividend Fund(a)(b)	26,435	2,365,932

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,308,055)		4,739,114

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $600,698)(d)	600,698	600,698

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $852,943,776)		938,338,541
Cash and Other Assets in Excess of Liabilities - 0.2%		1,963,857

NET ASSETS - 100.0%		$940,302,398

(a)	Affiliated company (See Note 4).
(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $587,568 and the total market value of the collateral held by the Fund was $600,698.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 3.3%
Boeing Co. (The)	4,972	$645,714
General Dynamics Corp.	2,626	365,644
Honeywell International, Inc.	5,143	598,234
L-3 Communications Holdings, Inc.	598	87,721
Lockheed Martin Corp.	2,161	536,295
Northrop Grumman Corp.	1,141	253,622
Raytheon Co.	2,131	289,709
Rockwell Collins, Inc.	942	80,202
Spirit AeroSystems Holdings, Inc. Class A*	1,861	80,023
Textron, Inc.	1,933	70,670
TransDigm Group, Inc.*	226	59,594
United Technologies Corp.	7,182	736,514

Total Aerospace & Defense		3,803,942

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	918	68,162
Expeditors International of Washington, Inc.	1,085	53,208
FedEx Corp.	1,149	174,395
United Parcel Service, Inc. Class B	5,982	644,381

Total Air Freight & Logistics		940,146

Airlines - 1.3%
Alaska Air Group, Inc.	1,147	66,859
American Airlines Group, Inc.	13,409	379,609
Delta Air Lines, Inc.	6,713	244,554
JetBlue Airways Corp.*	2,755	45,623
Southwest Airlines Co.	4,999	196,011
United Continental Holdings, Inc.*	13,608	558,472

Total Airlines		1,491,128

Auto Components - 0.5%
BorgWarner, Inc.	1,796	53,018
Goodyear Tire & Rubber Co. (The)	10,595	271,867
Johnson Controls, Inc.	4,638	205,278
Lear Corp.	730	74,285

Total Auto Components		604,448

Automobiles - 0.9%
Ford Motor Co.	47,745	600,155
General Motors Co.	13,832	391,445
Harley-Davidson, Inc.	2,073	93,907

Total Automobiles		1,085,507

Banks - 8.9%
Bank of America Corp.	109,445	1,452,335
BB&T Corp.	6,320	225,055
CIT Group, Inc.	3,462	110,472
Citigroup, Inc.	31,107	1,318,626
Citizens Financial Group, Inc.	3,659	73,107
Comerica, Inc.	1,586	65,232
Fifth Third Bancorp	8,034	141,318
First Republic Bank	769	53,822
Huntington Bancshares, Inc.	7,504	67,086
JPMorgan Chase & Co.	45,254	2,812,084
KeyCorp	8,429	93,141
M&T Bank Corp.	960	113,501
PNC Financial Services Group, Inc. (The)	4,897	398,567
Regions Financial Corp.	11,243	95,678
Signature Bank*	263	32,854
SunTrust Banks, Inc.	4,954	203,510
SVB Financial Group*	299	28,453
U.S. Bancorp	16,274	656,330
Wells Fargo & Co.	48,306	2,286,323

Total Banks		10,227,494

Beverages - 1.6%
Brown-Forman Corp. Class B	849	84,696
Coca-Cola Co. (The)	16,805	761,770
Constellation Brands, Inc. Class A	848	140,259
Dr. Pepper Snapple Group, Inc.	976	94,311
Molson Coors Brewing Co. Class B	784	79,286
Monster Beverage Corp.*	352	56,570
PepsiCo, Inc.	6,272	664,456

Total Beverages		1,881,348

Biotechnology - 3.1%
AbbVie, Inc.	6,136	379,880
Alexion Pharmaceuticals, Inc.*	173	20,199
Amgen, Inc.	4,972	756,490
Biogen, Inc.*	1,516	366,599
Celgene Corp.*	1,790	176,548
Gilead Sciences, Inc.	20,206	1,685,584
Medivation, Inc.*	741	44,682
Regeneron Pharmaceuticals, Inc.*	126	44,003
United Therapeutics Corp.*	502	53,172

Total Biotechnology		3,527,157

Building Products - 0.1%
Fortune Brands Home & Security, Inc.	594	34,434
Masco Corp.	1,627	50,340

Total Building Products		84,774

Capital Markets - 2.7%
Affiliated Managers Group, Inc.*	405	57,012
Ameriprise Financial, Inc.	1,859	167,031
Bank of New York Mellon Corp. (The)	7,543	293,045
BlackRock, Inc.	1,205	412,749
Charles Schwab Corp. (The)	4,814	121,842
E*TRADE Financial Corp.*	849	19,943
Franklin Resources, Inc.	6,568	219,174
Goldman Sachs Group, Inc. (The)	4,710	699,812
Morgan Stanley	21,593	560,986
Northern Trust Corp.	1,534	101,643
Raymond James Financial, Inc.	1,016	50,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
SEI Investments Co.	720	$34,639
State Street Corp.	3,851	207,646
T. Rowe Price Group, Inc.	2,014	146,962
TD Ameritrade Holding Corp.	2,745	78,164

Total Capital Markets		3,170,737

Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,191	169,170
Ashland, Inc.	532	61,058
Celanese Corp. Series A	892	58,381
CF Industries Holdings, Inc.	2,684	64,684
Dow Chemical Co. (The)	8,996	447,191
E.I. du Pont de Nemours & Co.	3,951	256,025
Eastman Chemical Co.	1,444	98,048
Ecolab, Inc.	1,199	142,201
GCP Applied Technologies, Inc.*	221	5,755
Ingevity Corp.*	233	7,931
International Flavors & Fragrances, Inc.	474	59,757
Monsanto Co.	3,007	310,954
Mosaic Co. (The)	5,018	131,371
PPG Industries, Inc.	1,439	149,872
Praxair, Inc.	1,614	181,398
Sherwin-Williams Co. (The)	438	128,628
Valspar Corp. (The)	510	55,095
W.R. Grace & Co.	221	16,179
Westlake Chemical Corp.	1,536	65,925

Total Chemicals		2,409,623

Commercial Services & Supplies - 0.3%
Cintas Corp.	550	53,972
Republic Services, Inc.	1,759	90,254
Stericycle, Inc.*	324	33,735
Waste Management, Inc.	1,801	119,352

Total Commercial Services & Supplies		297,313

Communications Equipment - 1.2%
Cisco Systems, Inc.	42,930	1,231,662
F5 Networks, Inc.*	425	48,382
Harris Corp.	542	45,224
Juniper Networks, Inc.	2,004	45,070
Motorola Solutions, Inc.	644	42,485

Total Communications Equipment		1,412,823

Construction & Engineering - 0.1%
Fluor Corp.	1,863	91,809

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	215	41,280
Vulcan Materials Co.	191	22,989

Total Construction Materials		64,269

Consumer Finance - 1.2%
American Express Co.	8,849	537,665
Capital One Financial Corp.	6,347	403,098
Discover Financial Services	4,873	261,144
Synchrony Financial*	8,770	221,706

Total Consumer Finance		1,423,613

Containers & Packaging - 0.3%
Ball Corp.	503	36,362
Crown Holdings, Inc.*	884	44,792
International Paper Co.	3,777	160,069
Packaging Corp. of America	846	56,623
Sealed Air Corp.	677	31,122
WestRock Co.	1,402	54,496

Total Containers & Packaging		383,464

Distributors - 0.1%
Genuine Parts Co.	957	96,896
LKQ Corp.*	1,665	52,781

Total Distributors		149,677

Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,920	44,160

Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B*	20,394	2,952,847
CME Group, Inc.	1,641	159,833
FactSet Research Systems, Inc.	159	25,666
Intercontinental Exchange, Inc.	586	149,993
Leucadia National Corp.	1,753	30,379
Moody’s Corp.	1,215	113,858
MSCI, Inc.	346	26,684
Nasdaq, Inc.	852	55,099
S&P Global, Inc.	1,180	126,567
Voya Financial, Inc.	7,657	189,587

Total Diversified Financial Services		3,830,513

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	23,938	1,034,361
CenturyLink, Inc.	2,794	81,054
Level 3 Communications, Inc.*	451	23,222
Verizon Communications, Inc.	36,649	2,046,480

Total Diversified Telecommunication Services		3,185,117

Electric Utilities - 2.5%
Alliant Energy Corp.	1,706	67,728
American Electric Power Co., Inc.	3,797	266,132
Duke Energy Corp.	4,386	376,275
Edison International	2,908	225,864
Eversource Energy	2,322	139,088
Exelon Corp.	7,711	280,372
FirstEnergy Corp.	3,018	105,358
NextEra Energy, Inc.	3,689	481,046
PG&E Corp.	3,093	197,704
Pinnacle West Capital Corp.	706	57,228
PPL Corp.	6,284	237,221
Southern Co. (The)	6,293	337,494
Xcel Energy, Inc.	3,447	154,357

Total Electric Utilities		2,925,867

Electrical Equipment - 0.4%
Acuity Brands, Inc.	106	26,284
AMETEK, Inc.	1,351	62,457
Emerson Electric Co.	5,767	300,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
Rockwell Automation, Inc.	1,019	$117,001

Total Electrical Equipment		506,549

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	1,689	96,830
CDW Corp.	972	38,958
Corning, Inc.	11,888	243,466

Total Electronic Equipment, Instruments & Components		379,254

Energy Equipment & Services - 0.2%
FMC Technologies, Inc.*	2,006	53,500
Halliburton Co.	908	41,123
National Oilwell Varco, Inc.	4,854	163,337

Total Energy Equipment & Services		257,960

Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	1,766	277,333
CVS Health Corp.	6,430	615,608
Kroger Co. (The)	5,498	202,271
Rite Aid Corp.*	30,436	227,966
Sysco Corp.	1,874	95,087
Wal-Mart Stores, Inc.	30,650	2,238,063
Walgreens Boots Alliance, Inc.	4,969	413,768
Whole Foods Market, Inc.	1,809	57,924

Total Food & Staples Retailing		4,128,020

Food Products - 2.2%
Archer-Daniels-Midland Co.	6,007	257,640
Campbell Soup Co.	1,634	108,710
ConAgra Foods, Inc.	2,473	118,234
General Mills, Inc.	2,997	213,746
Hershey Co. (The)	1,031	117,008
Hormel Foods Corp.	2,066	75,616
Ingredion, Inc.	457	59,140
J.M. Smucker Co. (The)	379	57,764
Kellogg Co.	875	71,444
Kraft Heinz Co. (The)	463	40,966
McCormick & Co., Inc. Non-Voting Shares	603	64,322
Mead Johnson Nutrition Co.	1,037	94,108
Mondelez International, Inc. Class A	23,816	1,083,866
Tyson Foods, Inc. Class A	2,464	164,571
WhiteWave Foods Co. (The)*	445	20,888

Total Food Products		2,548,023

Gas Utilities - 0.0%
AGL Resources, Inc.	741	48,884

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	6,246	245,530
Baxter International, Inc.	2,751	124,400
Becton, Dickinson and Co.	574	97,345
Boston Scientific Corp.*	3,301	77,144
C.R. Bard, Inc.	474	111,466
Cooper Cos., Inc. (The)	191	32,770
DENTSPLY SIRONA, Inc.	596	36,976
Edwards Lifesciences Corp.*	673	67,118
Hologic, Inc.*	370	12,802
IDEXX Laboratories, Inc.*	336	31,201
Intuitive Surgical, Inc.*	131	86,645
ResMed, Inc.	767	48,498
St. Jude Medical, Inc.	1,977	154,206
Stryker Corp.	1,494	179,026
Varian Medical Systems, Inc.*	657	54,025
Zimmer Biomet Holdings, Inc.	227	27,326

Total Health Care Equipment & Supplies		1,386,478

Health Care Providers & Services - 2.9%
Aetna, Inc.	2,516	307,279
Anthem, Inc.	2,427	318,762
Cardinal Health, Inc.	1,844	143,850
Centene Corp.*	725	51,743
Cigna Corp.	1,738	222,447
DaVita HealthCare Partners, Inc.*	1,296	100,207
Express Scripts Holding Co.*	3,260	247,108
HCA Holdings, Inc.*	3,711	285,784
Henry Schein, Inc.*	386	68,245
Humana, Inc.	775	139,407
Laboratory Corp. of America Holdings*	447	58,231
McKesson Corp.	1,375	256,644
MEDNAX, Inc.*	528	38,243
Quest Diagnostics, Inc.	1,197	97,448
UnitedHealth Group, Inc.	6,226	879,111
Universal Health Services, Inc. Class B	654	87,701

Total Health Care Providers & Services		3,302,210

Health Care Technology - 0.1%
Cerner Corp.*	999	58,542
IMS Health Holdings, Inc.*	1,709	43,340

Total Health Care Technology		101,882

Hotels, Restaurants & Leisure - 1.4%
Aramark	817	27,304
Chipotle Mexican Grill, Inc.*	109	43,901
Darden Restaurants, Inc.	577	36,547
Hilton Worldwide Holdings, Inc.	3,493	78,697
Interval Leisure Group, Inc.	402	6,392
Las Vegas Sands Corp.	6,449	280,467
Marriott International, Inc. Class A(a)	1,502	99,823
McDonald’s Corp.	4,455	536,115
Starbucks Corp.	4,701	268,521
Starwood Hotels & Resorts Worldwide, Inc.	935	69,143
Wyndham Worldwide Corp.	908	64,677
Yum! Brands, Inc.	1,561	129,438

Total Hotels, Restaurants & Leisure		1,641,025

Household Durables - 0.5%
D.R. Horton, Inc.	2,741	86,286
Harman International Industries, Inc.	438	31,457
Lennar Corp. Class A	1,769	81,551
Mohawk Industries, Inc.*	401	76,094
Newell Brands, Inc.	1,654	80,335
NVR, Inc.*	26	46,289
PulteGroup, Inc.	3,171	61,803
Toll Brothers, Inc.*	1,147	30,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
Whirlpool Corp.	572	$95,318

Total Household Durables		589,999

Household Products - 1.5%
Church & Dwight Co., Inc.	623	64,101
Clorox Co. (The)	617	85,387
Colgate-Palmolive Co.	4,645	340,014
Kimberly-Clark Corp.	657	90,324
Procter & Gamble Co. (The)	13,778	1,166,583

Total Household Products		1,746,409

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	8,662	108,102

Industrial Conglomerates - 1.5%
3M Co.	3,817	668,433
Danaher Corp.	3,146	317,746
General Electric Co.	22,039	693,787
Roper Technologies, Inc.	446	76,070

Total Industrial Conglomerates		1,756,036

Insurance - 3.2%
Aflac, Inc.	4,647	335,327
Alleghany Corp.*	122	67,049
Allstate Corp. (The)	4,267	298,477
American Financial Group, Inc.	704	52,047
American International Group, Inc.	7,811	413,124
Arthur J. Gallagher & Co.	876	41,697
Cincinnati Financial Corp.	1,089	81,555
CNA Financial Corp.	2,491	78,267
Hartford Financial Services Group, Inc. (The)	4,387	194,695
Lincoln National Corp.	3,010	116,698
Loews Corp.	2,122	87,193
Markel Corp.*	63	60,025
Marsh & McLennan Cos., Inc.	3,077	210,651
MetLife, Inc.	14,160	563,993
Principal Financial Group, Inc.	3,372	138,623
Progressive Corp. (The)	4,830	161,805
Prudential Financial, Inc.	2,299	164,011
Torchmark Corp.	1,135	70,166
Travelers Cos., Inc. (The)	3,885	462,470
Unum Group	1,454	46,223
W.R. Berkley Corp.	976	58,482

Total Insurance		3,702,578

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	57	40,790
Expedia, Inc.	399	42,414
Netflix, Inc.*	181	16,558
Priceline Group, Inc. (The)*	228	284,638
TripAdvisor, Inc.*	381	24,498

Total Internet & Catalog Retail		408,898

Internet Software & Services - 2.0%
Akamai Technologies, Inc.*	722	40,381
Alphabet, Inc. Class A*	2,337	1,644,150
eBay, Inc.*	6,657	155,840
Facebook, Inc. Class A*	3,258	372,324
VeriSign, Inc.*(a)	478	41,328
Yahoo!, Inc.*	1,030	38,687

Total Internet Software & Services		2,292,710

IT Services - 3.5%
Alliance Data Systems Corp.*	267	52,311
Automatic Data Processing, Inc.	1,989	182,729
Broadridge Financial Solutions, Inc.	615	40,098
Cognizant Technology Solutions Corp. Class A*	3,190	182,596
Fidelity National Information Services, Inc.	1,324	97,552
Fiserv, Inc.*	931	101,228
FleetCor Technologies, Inc.*	326	46,660
Gartner, Inc.*	232	22,599
Global Payments, Inc.	466	33,263
International Business Machines Corp.	11,818	1,793,736
Jack Henry & Associates, Inc.	312	27,228
MasterCard, Inc. Class A	4,737	417,140
Paychex, Inc.	1,658	98,651
Sabre Corp.	980	26,254
Total System Services, Inc.	762	40,470
Vantiv, Inc. Class A*	357	20,206
Visa, Inc. Class A	9,856	731,020
Western Union Co. (The)	5,738	110,055
Xerox Corp.	6,640	63,014

Total IT Services		4,086,810

Leisure Products - 0.1%
Hasbro, Inc.	791	66,436
Mattel, Inc.	1,483	46,403
Polaris Industries, Inc.	590	48,238

Total Leisure Products		161,077

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,275	56,559
Illumina, Inc.*	308	43,237
Mettler-Toledo International, Inc.*	134	48,899
Quintiles Transnational Holdings, Inc.*	688	44,940
Thermo Fisher Scientific, Inc.	1,760	260,058
Waters Corp.*	461	64,840

Total Life Sciences Tools & Services		518,533

Machinery - 1.6%
Caterpillar, Inc.	5,511	417,789
Cummins, Inc.	2,257	253,777
Deere & Co.	3,404	275,860
Dover Corp.	1,239	85,887
Illinois Tool Works, Inc.	2,480	258,317
PACCAR, Inc.	4,162	215,883
Parker-Hannifin Corp.	1,252	135,279
Snap-on, Inc.	346	54,606
Stanley Black & Decker, Inc.	968	107,661
Wabtec Corp.	633	44,456
Xylem, Inc.	976	43,578

Total Machinery		1,893,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
Media - 3.7%
CBS Corp. Class B Non-Voting Shares	3,977	$216,508
Comcast Corp. Class A	16,701	1,088,738
DISH Network Corp. Class A*	2,517	131,891
Interpublic Group of Cos., Inc. (The)	2,606	60,199
Omnicom Group, Inc.	1,755	143,015
Sirius XM Holdings, Inc.*(a)	16,466	65,041
Time Warner, Inc.	6,593	484,849
Twenty-First Century Fox, Inc. Class A	34,727	939,365
Viacom, Inc. Class B	5,513	228,624
Walt Disney Co. (The)	9,193	899,259

Total Media		4,257,489

Metals & Mining - 0.3%
Alcoa, Inc.	9,352	86,693
Newmont Mining Corp.	3,060	119,707
Nucor Corp.	1,918	94,769

Total Metals & Mining		301,169

Multi-Utilities - 1.1%
Ameren Corp.	1,604	85,942
CenterPoint Energy, Inc.	2,397	57,528
CMS Energy Corp.	1,739	79,751
Consolidated Edison, Inc.	2,489	200,215
Dominion Resources, Inc.	2,518	196,228
DTE Energy Co.	1,463	145,013
Public Service Enterprise Group, Inc.	2,523	117,597
SCANA Corp.	1,128	85,344
Sempra Energy	1,634	186,309
WEC Energy Group, Inc.	1,431	93,444

Total Multi-Utilities		1,247,371

Multiline Retail - 0.7%
Dollar General Corp.	1,923	180,762
Dollar Tree, Inc.*	511	48,157
Kohl’s Corp.	1,866	70,759
Macy’s, Inc.	4,313	144,960
Nordstrom, Inc.(a)	1,410	53,650
Target Corp.	4,705	328,503

Total Multiline Retail		826,791

Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	9,224	966,952
Concho Resources, Inc.*	254	30,295
EQT Corp.	589	45,606
Exxon Mobil Corp.	32,522	3,048,612
HollyFrontier Corp.	1,580	37,557
Kinder Morgan, Inc.	7,935	148,543
Marathon Petroleum Corp.	8,311	315,485
Phillips 66	6,623	525,469
Pioneer Natural Resources Co.	640	96,774
Spectra Energy Corp.	4,116	150,769
Tesoro Corp.	1,924	144,146
Valero Energy Corp.	8,509	433,959
Williams Cos., Inc. (The)	1,639	35,452

Total Oil, Gas & Consumable Fuels		5,979,619

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,665	151,548

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	3,641	267,796
Eli Lilly & Co.	3,176	250,110
Johnson & Johnson	17,375	2,107,587
Merck & Co., Inc.	7,890	454,543
Pfizer, Inc.	31,310	1,102,425
Zoetis, Inc.	1,192	56,572

Total Pharmaceuticals		4,239,033

Professional Services - 0.2%
Equifax, Inc.	488	62,659
IHS, Inc. Class A*	210	24,278
ManpowerGroup, Inc.	586	37,703
Robert Half International, Inc.	848	32,360
Verisk Analytics, Inc.*	754	61,134

Total Professional Services		218,134

Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	70	7,246
American Tower Corp.	739	83,958
AvalonBay Communities, Inc.	479	86,407
Boston Properties, Inc.	571	75,315
Brixmor Property Group, Inc.	714	18,893
Camden Property Trust	551	48,719
Crown Castle International Corp.	653	66,234
Digital Realty Trust, Inc.	357	38,909
Duke Realty Corp.	849	22,634
Equity Residential	1,310	90,233
Essex Property Trust, Inc.	73	16,651
Extra Space Storage, Inc.	297	27,484
Federal Realty Investment Trust	137	22,680
General Growth Properties, Inc.	4,937	147,221
HCP, Inc.	923	32,656
Host Hotels & Resorts, Inc.	4,706	76,284
Kimco Realty Corp.	2,402	75,375
Macerich Co. (The)	2,334	199,300
Mid-America Apartment Communities, Inc.	413	43,943
Prologis, Inc.	3,344	163,990
Public Storage	512	130,862
Realty Income Corp.	579	40,160
Simon Property Group, Inc.	1,077	233,601
SL Green Realty Corp.	218	23,211
UDR, Inc.	734	27,099
Ventas, Inc.	838	61,023
Vornado Realty Trust	577	57,769
W.P. Carey, Inc.	280	19,438
Welltower, Inc.	1,679	127,889
Weyerhaeuser Co.	2,701	80,409

Total Real Estate Investment Trusts (REITs)		2,145,593

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	1,909	50,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
Jones Lang LaSalle, Inc.	314	$30,599

Total Real Estate Management & Development		81,150

Road & Rail - 1.1%
AMERCO	125	46,819
CSX Corp.	9,378	244,578
JB Hunt Transport Services, Inc.	656	53,090
Kansas City Southern	745	67,117
Norfolk Southern Corp.	2,243	190,946
Union Pacific Corp.	7,675	669,644

Total Road & Rail		1,272,194

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	1,445	81,845
Applied Materials, Inc.	9,034	216,545
Intel Corp.	39,826	1,306,293
KLA-Tencor Corp.	797	58,380
Lam Research Corp.	1,255	105,495
Linear Technology Corp.	1,336	62,164
Maxim Integrated Products, Inc.	373	13,312
Microchip Technology, Inc.	1,028	52,181
Micron Technology, Inc.*	24,534	337,588
NVIDIA Corp.	2,239	105,255
Qorvo, Inc.*	181	10,002
QUALCOMM, Inc.	15,620	836,764
Skyworks Solutions, Inc.	1,135	71,823
Texas Instruments, Inc.	6,223	389,871
Xilinx, Inc.	1,470	67,811

Total Semiconductors & Semiconductor Equipment		3,715,329

Software - 3.3%
Activision Blizzard, Inc.	3,468	137,437
Adobe Systems, Inc.*	617	59,102
ANSYS, Inc.*	347	31,490
CA, Inc.	3,269	107,321
Cadence Design Systems, Inc.*	1,252	30,424
CDK Global, Inc.	478	26,524
Citrix Systems, Inc.*	483	38,684
Electronic Arts, Inc.*	1,482	112,276
Intuit, Inc.	629	70,203
Microsoft Corp.	33,786	1,728,830
Oracle Corp.	30,615	1,253,072
Red Hat, Inc.*	320	23,232
SS&C Technologies Holdings, Inc.	196	5,504
Symantec Corp.	4,143	85,097
Synopsys, Inc.*	593	32,069
VMware, Inc. Class A*(a)	1,941	111,064

Total Software		3,852,329

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	386	62,389
AutoNation, Inc.*	864	40,591
AutoZone, Inc.*	183	145,273
Bed Bath & Beyond, Inc.	1,982	85,662
Best Buy Co., Inc.	3,231	98,868
CarMax, Inc.*	1,261	61,827
Foot Locker, Inc.	1,043	57,219
Gap, Inc. (The)	3,586	76,095
Home Depot, Inc. (The)	6,196	791,167
L Brands, Inc.	1,370	91,968
Lowe’s Cos., Inc.	4,712	373,049
O’Reilly Automotive, Inc.*	439	119,013
Ross Stores, Inc.	2,201	124,775
Staples, Inc.	3,835	33,058
Tiffany & Co.	695	42,145
TJX Cos., Inc. (The)	3,819	294,941
Tractor Supply Co.	577	52,611
Ulta Salon Cosmetics & Fragrance, Inc.*	204	49,702

Total Specialty Retail		2,600,353

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	56,256	5,378,074
EMC Corp.	10,979	298,299
HP, Inc.	43,310	543,541
NetApp, Inc.	1,744	42,885
Western Digital Corp.	2,617	123,679

Total Technology Hardware, Storage & Peripherals		6,386,478

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,548	63,066
Hanesbrands, Inc.	1,672	42,017
NIKE, Inc. Class B	6,534	360,677
PVH Corp.	841	79,247
Ralph Lauren Corp.	575	51,532
Under Armour, Inc. Class A*(a)	338	13,564
Under Armour, Inc. Class C*	350	12,757
VF Corp.	2,255	138,660

Total Textiles, Apparel & Luxury Goods		761,520

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,632	54,444

Tobacco - 1.8%
Altria Group, Inc.	11,071	763,456
Philip Morris International, Inc.	9,954	1,012,521
Reynolds American, Inc.	4,744	255,844

Total Tobacco		2,031,821

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,521	67,517
United Rentals, Inc.*	1,040	69,784
W.W. Grainger, Inc.	492	111,807

Total Trading Companies & Distributors		249,108

Water Utilities - 0.1%
American Water Works Co., Inc.	1,013	85,609

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	1,582	68,453

TOTAL COMMON STOCKS (Cost: $105,906,949)		115,124,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree High Dividend Fund(a)(b) (Cost: $187,896)	2,946	$196,557

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $370,542)(d)	370,542	370,542

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $106,465,387)		115,692,093
Liabilities in Excess of Cash and Other Assets - (0.2)%		(226,934)

NET ASSETS - 100.0%		$115,465,159

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $359,235 and the total market value of the collateral held by the Fund was $370,542.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 25.2%
Alupar Investimento S.A.	5,005	$21,871
Ambev S.A.	189,112	1,124,490
Arezzo Industria e Comercio S.A.	2,100	17,554
BB Seguridade Participacoes S.A.	26,122	229,197
BRF S.A.	11,100	156,361
CCR S.A.	16,898	88,611
CETIP S.A. - Mercados Organizados	3,200	43,739
Cia Hering	5,960	27,607
Cielo S.A.	19,080	201,654
CVC Brasil Operadora e Agencia de Viagens S.A.	3,804	27,179
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	17,108	54,948
Equatorial Energia S.A.	7,900	119,964
Estacio Participacoes S.A.	8,378	44,351
Ez Tec Empreendimentos e Participacoes S.A.	12,135	60,604
GAEC Educacao S.A.	3,500	15,721
Grendene S.A.	8,790	45,161
Guararapes Confeccoes S.A.	1,128	19,717
Kroton Educacional S.A.	38,300	162,584
Light S.A.	9,500	33,419
Localiza Rent a Car S.A.	3,180	34,244
Lojas Americanas S.A.	13,406	47,494
Lojas Renner S.A.	9,290	68,695
M. Dias Branco S.A.	2,678	88,521
MRV Engenharia e Participacoes S.A.	22,282	75,183
Multiplus S.A.	3,600	40,621
Natura Cosmeticos S.A.	8,312	66,159
Porto Seguro S.A.	6,014	50,214
Sao Martinho S.A.	2,000	33,323
Ser Educacional S.A.(a)	8,600	33,474
Smiles S.A.	3,200	47,934
TOTVS S.A.	2,100	20,018
Tractebel Energia S.A.	9,188	109,869

Total Brazil		3,210,481

Chile - 0.1%
Forus S.A.	5,019	15,162

China - 18.3%
Alibaba Group Holding Ltd. ADR*(b)	4,380	348,341
Autohome, Inc. ADR*(b)	300	6,033
BAIC Motor Corp., Ltd. Class H(a)	95,000	66,738
Baidu, Inc. ADR*	1,022	168,783
CGN Power Co., Ltd. Class H(a)	173,000	47,944
China Life Insurance Co., Ltd. Class H	82,000	175,670
China Machinery Engineering Corp. Class H	26,000	16,858
China Pacific Insurance Group Co., Ltd. Class H	42,600	143,319
China Southern Airlines Co., Ltd. Class H	96,000	54,076
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	22,000	50,931
Great Wall Motor Co., Ltd. Class H	125,000	103,442
Guangzhou Automobile Group Co., Ltd. Class H	70,000	83,463
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	14,153
Hisense Kelon Electrical Holdings Co., Ltd. Class H	18,000	8,214
Huadian Fuxin Energy Corp., Ltd. Class H	50,000	10,957
Huaneng Power International, Inc. Class H	118,000	72,705
Huaneng Renewables Corp., Ltd. Class H	52,000	17,226
Jiangsu Expressway Co., Ltd. Class H	28,000	38,907
NetEase, Inc. ADR	447	86,369
New China Life Insurance Co., Ltd. Class H*	23,400	83,098
New Oriental Education & Technology Group, Inc. ADR	1,068	44,728
PICC Property & Casualty Co., Ltd. Class H	108,000	168,725
Ping An Insurance Group Co. of China Ltd. Class H	56,000	246,509
Qihoo 360 Technology Co., Ltd. ADR*	366	26,736
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	13,643
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	8,978	21,872
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(b)	54,000	17,610
Shanghai Pharmaceuticals Holding Co., Ltd. Class H*	15,400	33,905
Sinopec Engineering Group Co., Ltd. Class H	44,500	40,152
TravelSky Technology Ltd. Class H	15,000	28,809
Tsingtao Brewery Co., Ltd. Class H(b)	8,000	27,688
Vipshop Holdings Ltd. ADR*	1,457	16,275
Xinhua Winshare Publishing and Media Co., Ltd. Class H	16,000	17,180
YY, Inc. ADR*	240	8,129
Zhuzhou CRRC Times Electric Co., Ltd. Class H	4,500	24,710

Total China		2,333,898

India - 2.2%
Apollo Tyres Ltd.	11,341	25,456
Bajaj Auto Ltd.	982	39,137
Britannia Industries Ltd.	608	24,853
Ceat Ltd.	861	10,701
Dabur India Ltd.	3,221	14,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2016

Investments	Shares	Value
Exide Industries Ltd.	5,904	$14,809
Hero MotoCorp Ltd.	939	44,216
JK Tyre & Industries Ltd.	10,391	13,833
JSW Energy Ltd.	14,063	17,481
Sintex Industries Ltd.	10,308	12,363
SRF Ltd.	730	14,199
Sun TV Network Ltd.	5,706	30,768
Zee Entertainment Enterprises Ltd.	2,837	19,188

Total India		281,733

Indonesia - 7.6%
Alam Sutera Realty Tbk PT	472,900	17,180
Astra Agro Lestari Tbk PT*	23,755	26,429
Astra International Tbk PT	546,500	306,081
Bumi Serpong Damai Tbk PT	251,700	40,196
Charoen Pokphand Indonesia Tbk PT	153,600	43,595
Gudang Garam Tbk PT	19,200	100,269
Indofood CBP Sukses Makmur Tbk PT	49,100	64,011
Lippo Cikarang Tbk PT*	21,800	12,787
Matahari Putra Prima Tbk PT	64,000	7,508
Media Nusantara Citra Tbk PT	202,300	33,685
Pakuwon Jati Tbk PT	919,900	42,819
Perusahaan Gas Negara Persero Tbk	394,600	69,886
Sawit Sumbermas Sarana Tbk PT	102,900	14,642
Sri Rejeki Isman Tbk PT	587,500	11,561
Summarecon Agung Tbk PT*	160,900	22,042
Surya Citra Media Tbk PT	125,700	31,395
Unilever Indonesia Tbk PT	36,500	124,521

Total Indonesia		968,607

Malaysia - 1.3%
Berjaya Auto Bhd	31,100	17,897
Berjaya Sports Toto Bhd	32,400	24,432
British American Tobacco Malaysia Bhd	4,000	52,288
Carlsberg Brewery Malaysia Bhd	4,900	16,068
Mah Sing Group Bhd	52,962	19,312
Padini Holdings Bhd	11,600	6,819
Sunway Bhd	46,000	34,230

Total Malaysia		171,046

Mexico - 4.1%
Coca-Cola Femsa S.A.B. de C.V. Series L	21,840	179,498
El Puerto de Liverpool S.A.B. de C.V. Class C1	9,000	94,160
Grupo Lala S.A.B. de C.V.	20,800	45,232
Industrias Bachoco S.A.B. de C.V. Series B	13,100	53,453
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	24,120	56,387
La Comer S.A.B. de C.V.*(b)	14,032	13,690
Megacable Holdings S.A.B. de C.V. Series CPO	11,954	47,993
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,200	30,487

Total Mexico		520,900

Philippines - 1.1%
Puregold Price Club, Inc.	39,200	35,119
Robinsons Retail Holdings, Inc.	14,760	26,965
Universal Robina Corp.	16,970	75,026

Total Philippines		137,110

Poland - 0.2%
CCC S.A.	697	28,090

Russia - 3.1%
Magnit PJSC GDR Reg S	5,389	179,023
MegaFon PJSC GDR Reg S	7,463	77,615
Mobile TeleSystems PJSC ADR	16,526	136,835

Total Russia		393,473

South Africa - 7.6%
Astral Foods Ltd.	1,072	9,260
AVI Ltd.	3,877	21,973
Cashbuild Ltd.	162	3,927
Clicks Group Ltd.(b)	2,645	22,161
Famous Brands Ltd.	1,227	10,640
Foschini Group Ltd. (The)(b)	3,399	32,261
Hosken Consolidated Investments Ltd.	2,418	19,724
Hyprop Investments Ltd.	5,104	45,269
Imperial Holdings Ltd.	3,695	37,714
Lewis Group Ltd.(b)	4,263	12,811
Massmart Holdings Ltd.	2,150	18,498
Metair Investments Ltd.	6,197	8,628
Mr. Price Group Ltd.(b)	3,221	45,362
MTN Group Ltd.	26,440	258,027
Oceana Group Ltd.	1,407	10,866
Pick n Pay Stores Ltd.(b)	3,734	18,263
Resilient REIT Ltd.	7,648	68,829
Shoprite Holdings Ltd.	6,774	76,931
SPAR Group Ltd. (The)	2,071	28,566
Sun International Ltd.	3,014	17,707
Super Group Ltd.*	7,396	19,872
Tiger Brands Ltd.(b)	2,165	53,594
Truworths International Ltd.	7,657	44,860
Tsogo Sun Holdings Ltd.	18,156	32,965
Woolworths Holdings Ltd.	8,144	46,723

Total South Africa		965,431

South Korea - 15.8%
Amorepacific Corp.	347	129,991
CJ E&M Corp.	1,077	64,797
CJ O Shopping Co., Ltd.	120	18,273
Com2uS Corp.*	178	20,321
Cuckoo Electronics Co., Ltd.	93	11,748
DRB Holding Co., Ltd.	825	9,347
Grand Korea Leisure Co., Ltd.	973	22,427
Hanssem Co., Ltd.	109	15,046
Hyundai Engineering Plastics Co., Ltd.	800	6,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2016

Investments	Shares	Value
Hyundai Home Shopping Network Corp.	310	$34,180
Hyundai Hy Communications & Network Co., Ltd.	3,667	11,875
Hyundai Mobis Co., Ltd.	3,448	754,348
Hyundai Wia Corp.	892	69,000
Kangwon Land, Inc.	2,358	85,366
KT&G Corp.	2,388	282,990
LEADCORP, Inc. (The)	904	7,652
LG Display Co., Ltd.	10,370	237,677
LG Household & Health Care Ltd.	122	118,309
Loen Entertainment, Inc.*	180	11,439
Pyeong Hwa Automotive Co., Ltd.	1,005	10,601
Shinsegae Co., Ltd.	439	74,319
WeMade Entertainment Co., Ltd.*	811	17,743

Total South Korea		2,013,880

Taiwan - 5.9%
Catcher Technology Co., Ltd.	10,000	73,623
Cheng Shin Rubber Industry Co., Ltd.	66,000	138,306
Chimei Materials Technology Corp.*	21,000	9,569
De Licacy Industrial Co., Ltd.	8,836	8,162
Depo Auto Parts Ind Co., Ltd.	4,000	12,152
Formosa International Hotels Corp.	2,000	11,408
Foxconn Technology Co., Ltd.	23,000	53,759
Highwealth Construction Corp.	35,000	57,503
Holiday Entertainment Co., Ltd.	6,000	10,062
Huaku Development Co., Ltd.	11,000	18,754
Merida Industry Co., Ltd.	5,000	21,002
momo.com, Inc.	2,000	13,175
Nanya Technology Corp.	115,595	141,184
Novatek Microelectronics Corp.	10,000	37,044
Ruentex Development Co., Ltd.	34,000	39,471
Ruentex Industries Ltd.	35,000	52,512
Test Research, Inc.	7,000	9,309
Yulon Nissan Motor Co., Ltd.	7,000	43,290

Total Taiwan		750,285

Thailand - 4.7%
Amata Corp. PCL NVDR	35,200	12,822
AP Thailand PCL NVDR	95,370	19,948
BEC World PCL NVDR	27,900	18,102
CH Karnchang PCL NVDR	24,200	19,971
Charoen Pokphand Foods PCL NVDR	132,400	108,324
CP ALL PCL NVDR	60,900	87,087
GFPT PCL NVDR	40,700	12,625
Home Product Center PCL NVDR	129,059	36,360
Intouch Holdings PCL NVDR	35,600	54,960
Jasmine International PCL NVDR	426,500	68,575
LPN Development PCL NVDR	26,200	9,618
Minor International PCL NVDR	45,120	51,681
MK Restaurants Group PCL NVDR	9,200	12,829
Pruksa Real Estate PCL NVDR	40,200	28,886
Robinson Department Store PCL NVDR	14,000	26,992
Supalai PCL NVDR	49,700	33,803

Total Thailand		602,583

Turkey - 2.4%
Aksa Akrilik Kimya Sanayii AS	5,135	13,732
BIM Birlesik Magazalar AS	2,183	42,549
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,237	12,876
Dogus Otomotiv Servis ve Ticaret AS	9,383	34,587
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,088	40,864
Saf Gayrimenkul Yatirim Ortakligi AS	49,080	14,849
Tat Gida Sanayi AS	8,802	16,743
TAV Havalimanlari Holding AS	4,936	21,164
Tofas Turk Otomobil Fabrikasi AS	10,428	85,726
Ulker Biskuvi Sanayi AS	2,706	19,761

Total Turkey		302,851

TOTAL COMMON STOCKS (Cost: $13,374,119)		12,695,530

WARRANTS - 0.0%

South Africa - 0.0%
Adcock Ingram Holdings Ltd., 7/26/19* (Cost: $0)	182	31

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $224,157)(d)	224,157	224,157

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $13,598,276)		12,919,718
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.3)%		(170,711)

NET ASSETS - 100.0%		$12,749,007

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $553,340 and the total market value of the collateral held by the Fund was $580,454. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $356,297.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	IDR	11,598,000	USD	880	$3
7/1/2016	USD	6,606	TWD	213,170	2
7/1/2016	ZAR	215,000	USD	14,469	(212)

					$(207)

CURRENCY LEGEND

IDR	Indonesian rupiah

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.8%
Ambev S.A.	3,382	$20,110
Banco Bradesco S.A.	507	4,274
Banco Santander Brasil S.A.	345	1,958
BM&FBovespa S.A.	1,661	9,332
BRF S.A.	467	6,578
CCR S.A.	815	4,274
CETIP S.A. - Mercados Organizados	135	1,845
Cielo S.A.	568	6,003
CPFL Energia S.A.	836	5,373
Embraer S.A.	511	2,791
Equatorial Energia S.A.	163	2,475
Hypermarcas S.A.	200	1,457
Itau Unibanco Holding S.A.	300	2,437
JBS S.A.	739	2,307
Klabin S.A.	633	3,047
Kroton Educacional S.A.	991	4,207
Lojas Renner S.A.	555	4,104
Raia Drogasil S.A.	263	5,183
TIM Participacoes S.A.	933	1,992
TOTVS S.A.	100	953
Tractebel Energia S.A.	88	1,052
Ultrapar Participacoes S.A.	370	8,213
WEG S.A.	511	2,192

Total Brazil		102,157

Chile - 1.5%
Banco de Chile	24,590	2,634
Banco de Credito e Inversiones	33	1,426
Banco Santander Chile	41,659	2,009
Cencosud S.A.	530	1,512
Cia Cervecerias Unidas S.A.	162	1,895
Colbun S.A.	8,356	2,025
Empresa Nacional de Electricidad S.A.	2,139	1,976
Empresa Nacional de Telecomunicaciones S.A.*	92	833
Empresas CMPC S.A.	1,256	2,613
Empresas COPEC S.A.	488	4,291
Endesa Americas S.A.	2,139	985
Enersis Americas S.A.	14,044	2,404
Enersis Chile S.A.	14,044	1,645
S.A.C.I. Falabella	722	5,505

Total Chile		31,753

China - 26.3%
21Vianet Group, Inc. ADR*	79	807
AAC Technologies Holdings, Inc.	1,000	8,488
Alibaba Group Holding Ltd. ADR*	1,100	87,483
Alibaba Pictures Group Ltd.*	20,000	4,640
ANTA Sports Products Ltd.	1,000	1,998
Baidu, Inc. ADR*	298	49,215
Belle International Holdings Ltd.	8,000	4,682
Bitauto Holdings Ltd. ADR*(a)	38	1,024
BYD Co., Ltd. Class H*	1,000	5,987
CAR, Inc.*	2,000	1,941
China Biologic Products, Inc.*(a)	20	2,126
China Conch Venture Holdings Ltd.	2,900	5,742
China Huishan Dairy Holdings Co., Ltd.	8,000	3,269
China Medical System Holdings Ltd.	2,000	3,042
China Minsheng Banking Corp., Ltd. Class H	13,000	12,534
China Vanke Co., Ltd. Class H	2,500	4,898
Country Garden Holdings Co., Ltd.	14,000	5,883
CSPC Pharmaceutical Group Ltd.	4,000	3,558
Ctrip.com International Ltd. ADR*	477	19,652
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	1,100	6,749
Evergrande Real Estate Group Ltd.	9,000	5,511
GCL-Poly Energy Holdings Ltd.	11,000	1,432
Geely Automobile Holdings Ltd.	5,000	2,700
GF Securities Co., Ltd. Class H	3,000	6,806
GOME Electrical Appliances Holding Ltd.	16,000	1,897
Great Wall Motor Co., Ltd. Class H	4,000	3,310
Haitian International Holdings Ltd.	1,000	1,758
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Hengan International Group Co., Ltd.	1,000	8,340
Intime Retail Group Co., Ltd.	2,500	2,069
JD.com, Inc. ADR*	1,200	25,476
Kingsoft Corp., Ltd.	1,000	1,926
Longfor Properties Co., Ltd.	2,000	2,593
Luye Pharma Group Ltd.*	2,500	1,531
NetEase, Inc. ADR	85	16,424
New Oriental Education & Technology Group, Inc. ADR	181	7,580
Ping An Insurance Group Co. of China Ltd. Class H	8,500	37,416
Qihoo 360 Technology Co., Ltd. ADR*	110	8,036
Qinqin Foodstuffs Group Cayman Co., Ltd.	200	284
Renhe Commercial Holdings Co., Ltd.*	26,000	670
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,274
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	749	1,825
Shenzhou International Group Holdings Ltd.	1,000	4,827
Shimao Property Holdings Ltd.	1,500	1,887
SINA Corp.*	59	3,060
Sino Biopharmaceutical Ltd.	7,000	4,557
Skyworth Digital Holdings Ltd.	2,000	1,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2016

Investments	Shares	Value
Sohu.com, Inc.*	34	$1,287
SouFun Holdings Ltd. ADR*	251	1,263
Sun Art Retail Group Ltd.	3,000	2,100
Sunny Optical Technology Group Co., Ltd.	1,000	3,500
TAL Education Group ADR*	61	3,786
Tech Pro Technology Development Ltd.*	10,000	3,235
Tencent Holdings Ltd.	5,600	127,116
Tingyi Cayman Islands Holding Corp.	2,000	1,885
Uni-President China Holdings Ltd.	2,000	1,681
Vipshop Holdings Ltd. ADR*	422	4,714
Want Want China Holdings Ltd.	9,000	6,381
WH Group Ltd.(b)	10,000	7,837
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	500	175
Xinyi Glass Holdings Ltd.	4,000	2,939
Xinyi Solar Holdings Ltd.	4,000	1,573
YY, Inc. ADR*	42	1,423
ZTE Corp. Class H	1,160	1,462

Total China		561,898

Czech Republic - 0.2%
Komercni Banka AS	120	4,480

Hungary - 0.3%
OTP Bank PLC	326	7,285

India - 9.5%
Adani Ports & Special Economic Zone Ltd.	821	2,516
Ambuja Cements Ltd.	610	2,303
Asian Paints Ltd.	281	4,177
Aurobindo Pharma Ltd.	289	3,179
Bajaj Auto Ltd.	58	2,312
Bharat Forge Ltd.	110	1,239
Bharti Airtel Ltd.	1,352	7,347
Bharti Infratel Ltd.	487	2,490
Britannia Industries Ltd.	26	1,063
Cadila Healthcare Ltd.	238	1,157
Cairn India Ltd.	497	1,035
Cipla Ltd.	314	2,331
Crompton Greaves Consumer Electricals Ltd.*	423	901
Crompton Greaves Ltd.*	423	462
Dabur India Ltd.	585	2,675
Dr. Reddy’s Laboratories Ltd.	86	4,309
Glenmark Pharmaceuticals Ltd.	160	1,894
HCL Technologies Ltd.	474	5,130
Hero MotoCorp Ltd.	101	4,756
Hindustan Unilever Ltd.	652	8,680
ICICI Bank Ltd. ADR	1,363	9,786
Idea Cellular Ltd.	1,288	2,034
IndusInd Bank Ltd.	348	5,731
Infosys Ltd. ADR	830	14,815
ITC Ltd.	1,665	9,088
JSW Steel Ltd.	115	2,495
Larsen & Toubro Ltd. GDR Reg S	210	4,652
Lupin Ltd.	228	5,201
Mahindra & Mahindra Ltd.	296	6,271
Marico Ltd.	428	1,672
Maruti Suzuki India Ltd.	79	4,901
Motherson Sumi Systems Ltd.	331	1,423
Reliance Communications Ltd.*	1,168	882
Reliance Industries Ltd. GDR(b)	773	22,069
Siemens Ltd.	95	1,843
Sun Pharmaceutical Industries Ltd.	1,019	11,521
Tata Consultancy Services Ltd.	297	11,234
Tata Motors Ltd. ADR*	158	5,478
Tech Mahindra Ltd.	333	2,495
UltraTech Cement Ltd.	72	3,639
United Spirits Ltd.*	45	1,667
UPL Ltd.	311	2,535
Vedanta Ltd.	1,257	2,457
Wipro Ltd.	474	3,918
Yes Bank Ltd.	248	4,068

Total India		201,831

Indonesia - 2.5%
Astra International Tbk PT	19,700	11,034
Bank Central Asia Tbk PT	19,100	19,263
Gudang Garam Tbk PT	700	3,656
Indocement Tunggal Prakarsa Tbk PT	900	1,149
Indofood Sukses Makmur Tbk PT	3,900	2,140
Kalbe Farma Tbk PT	17,600	2,038
Lippo Karawaci Tbk PT	28,900	2,504
Matahari Department Store Tbk PT	2,500	3,784
Surya Citra Media Tbk PT	5,200	1,299
Unilever Indonesia Tbk PT	1,500	5,117
United Tractors Tbk PT	1,800	2,016

Total Indonesia		54,000

Malaysia - 2.9%
Astro Malaysia Holdings Bhd	6,200	4,506
British American Tobacco Malaysia Bhd	200	2,614
Dialog Group Bhd	9,100	3,476
Genting Bhd	4,500	9,153
Genting Malaysia Bhd	6,500	7,175
Hong Leong Bank Bhd	1,508	4,930
IOI Corp. Bhd	5,300	5,706
Maxis Bhd	3,700	5,406
PPB Group Bhd	1,300	5,321
SapuraKencana Petroleum Bhd	6,100	2,224
Westports Holdings Bhd	3,400	3,542
YTL Corp. Bhd	13,100	5,426
YTL Power International Bhd	9,300	3,253

Total Malaysia		62,732

Mexico - 4.8%
Alfa S.A.B. de C.V. Class A	2,444	4,170
Alsea S.A.B. de C.V.	263	991
America Movil S.A.B. de C.V. Series L	21,310	12,960
Cemex S.A.B. de C.V. Series CPO*	8,937	5,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprise Fund (XSOE)

June 30, 2016

Investments	Shares	Value
Coca-Cola Femsa S.A.B. de C.V. Series L	263	$2,161
El Puerto de Liverpool S.A.B. de C.V. Class C1	160	1,674
Fomento Economico Mexicano S.A.B. de C.V.	1,524	13,975
Gruma S.A.B. de C.V. Class B	118	1,687
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	307	3,125
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	208	3,275
Grupo Bimbo S.A.B. de C.V. Series A	1,239	3,843
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,400	13,336
Grupo Financiero Inbursa S.A.B. de C.V. Class O	2,215	3,722
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,179	2,118
Grupo Lala S.A.B. de C.V.	479	1,042
Grupo Mexico S.A.B. de C.V. Series B	2,773	6,477
Grupo Televisa S.A.B. Series CPO	1,537	7,950
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	833	1,947
Mexichem S.A.B. de C.V.	788	1,651
Promotora y Operadora de Infraestructura S.A.B. de C.V.	138	1,694
Telesites S.A.B. de C.V.*(a)	1,836	1,126
Wal-Mart de Mexico S.A.B. de C.V.	3,061	7,285

Total Mexico		101,683

Philippines - 2.4%
Aboitiz Equity Ventures, Inc.	1,700	2,817
Aboitiz Power Corp.	1,300	1,272
Ayala Corp.	250	4,511
Ayala Land, Inc.	4,900	4,041
Bank of the Philippine Islands	1,760	3,640
BDO Unibank, Inc.	1,190	2,833
Globe Telecom, Inc.	25	1,260
GT Capital Holdings, Inc.	60	1,837
JG Summit Holdings, Inc.	2,440	4,460
Manila Electric Co.	200	1,318
Megaworld Corp.	14,000	1,384
Metro Pacific Investments Corp.	9,800	1,452
Metropolitan Bank & Trust Co.	1,480	2,842
Philippine Long Distance Telephone Co.	45	2,056
SM Investments Corp.	310	6,372
SM Prime Holdings, Inc.	10,000	5,803
Universal Robina Corp.	530	2,343

Total Philippines		50,241

Poland - 1.3%
Alior Bank S.A.*	250	3,303
Asseco Poland S.A.	191	2,517
Bank Pekao S.A.	298	10,310
Bank Zachodni WBK S.A.	60	3,980
Cyfrowy Polsat S.A.*	461	2,560
ING Bank Slaski S.A.	67	2,088
LPP S.A.	1	1,272
mBank S.A.*	21	1,638
Orange Polska S.A.	702	898

Total Poland		28,566

Russia - 3.2%
Lukoil PJSC ADR	580	24,227
Magnit PJSC GDR Reg S	319	10,597
Mail.ru Group Ltd. GDR Reg S*	97	1,765
MegaFon PJSC GDR Reg S	146	1,518
MMC Norilsk Nickel PJSC ADR	840	11,164
Mobile TeleSystems PJSC ADR	484	4,008
PhosAgro OJSC GDR Reg S	118	1,740
Polymetal International PLC	249	3,485
Severstal PJSC GDR Reg S	222	2,429
Sistema JSFC GDR Reg S	244	1,837
X5 Retail Group N.V. GDR Reg S*	131	2,607
Yandex N.V. Class A*	139	3,037

Total Russia		68,414

South Africa - 7.1%
AngloGold Ashanti Ltd.*	302	5,518
Aspen Pharmacare Holdings Ltd.*	200	4,947
AVI Ltd.	232	1,315
Barclays Africa Group Ltd.	281	2,764
Bid Corp. Ltd.*	170	3,204
Bidvest Group Ltd. (The)	207	1,960
Capitec Bank Holdings Ltd.	53	2,153
Clicks Group Ltd.	138	1,156
Discovery Ltd.	355	2,969
FirstRand Ltd.	2,908	8,904
Foschini Group Ltd. (The)	115	1,091
Gold Fields Ltd.	625	3,042
Impala Platinum Holdings Ltd.*	590	1,902
Imperial Holdings Ltd.	206	2,103
Investec Ltd.	246	1,514
Life Healthcare Group Holdings Ltd.	521	1,288
Mediclinic International PLC	177	2,557
MMI Holdings Ltd.	749	1,158
Mondi Ltd.	100	1,831
Mr. Price Group Ltd.	133	1,873
MTN Group Ltd.	1,049	10,237
Naspers Ltd. Class N	251	38,391
Nedbank Group Ltd.	212	2,698
Netcare Ltd.	1,063	2,263
Pioneer Foods Group Ltd.	99	1,167
PSG Group Ltd.	79	1,046
Rand Merchant Investment Holdings Ltd.	503	1,415
Remgro Ltd.	347	6,034
Resilient REIT Ltd.	376	3,384
RMB Holdings Ltd.	499	1,917
Sanlam Ltd.	1,185	4,884
Sappi Ltd.*	392	1,833
Shoprite Holdings Ltd.	249	2,828
Standard Bank Group Ltd.	1,031	8,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprise Fund (XSOE)

June 30, 2016

Investments	Shares	Value
Tiger Brands Ltd.	111	$2,748
Truworths International Ltd.	306	1,793
Vodacom Group Ltd.	365	4,185
Woolworths Holdings Ltd.	541	3,104

Total South Africa		152,173

South Korea - 16.8%
Amorepacific Corp.	22	8,242
Amorepacific Group	21	3,054
BGF retail Co., Ltd.	11	2,039
BNK Financial Group, Inc.	193	1,352
Celltrion, Inc.*	75	6,257
Cheil Worldwide, Inc.	57	836
CJ CGV Co., Ltd.	9	809
CJ CheilJedang Corp.	6	2,024
CJ Corp.	12	2,104
CJ E&M Corp.	18	1,083
CJ Korea Express Corp.*	6	1,130
Cosmax, Inc.	6	888
Coway Co., Ltd.	36	3,266
Daelim Industrial Co., Ltd.	19	1,254
DGB Financial Group, Inc.	159	1,197
Dongbu Insurance Co., Ltd.	35	2,106
Doosan Corp.	11	890
Doosan Heavy Industries & Construction Co., Ltd.	60	1,104
E-Mart, Inc.	15	2,253
Green Cross Holdings Corp.	32	1,052
GS Engineering & Construction Corp.*	45	1,084
GS Holdings Corp.	28	1,153
GS Retail Co., Ltd.	26	1,230
Hana Financial Group, Inc.	265	5,349
Hankook Tire Co., Ltd.	65	2,878
Hanmi Pharm Co., Ltd.	4	2,452
Hanmi Science Co., Ltd.	25	3,321
Hanssem Co., Ltd.	11	1,518
Hanwha Chemical Corp.	78	1,608
Hanwha Corp.	52	1,598
Hanwha Life Insurance Co., Ltd.	295	1,483
Hanwha Techwin Co., Ltd.	37	1,561
Hotel Shilla Co., Ltd.	26	1,533
Hyosung Corp.	19	2,054
Hyundai Department Store Co., Ltd.	15	1,680
Hyundai Development Co-Engineering & Construction	48	1,648
Hyundai Engineering & Construction Co., Ltd.	45	1,303
Hyundai Glovis Co., Ltd.	17	2,531
Hyundai Heavy Industries Co., Ltd.*	39	3,572
Hyundai Marine & Fire Insurance Co., Ltd.	65	1,651
Hyundai Mobis Co., Ltd.	46	10,064
Hyundai Motor Co.	105	12,352
Hyundai Steel Co.	58	2,309
Hyundai Wia Corp.	12	928
Kakao Corp.	19	1,536
KB Financial Group, Inc.	342	9,679
KB Insurance Co., Ltd.	59	1,434
Kia Motors Corp.	199	7,463
Korea Investment Holdings Co., Ltd.	44	1,608
Korea Zinc Co., Ltd.	10	4,410
KT Corp.	105	2,703
KT&G Corp.	98	11,614
LG Chem Ltd.	35	7,900
LG Corp.	96	5,309
LG Display Co., Ltd.	144	3,300
LG Electronics, Inc.	71	3,322
LG Household & Health Care Ltd.	7	6,788
LG Uplus Corp.	205	1,940
Lotte Chemical Corp.	13	3,194
Lotte Shopping Co., Ltd.	12	2,110
Medy-Tox, Inc.	4	1,498
Meritz Securities Co., Ltd.	370	1,034
Mirae Asset Securities Co., Ltd.	79	1,581
NAVER Corp.	14	8,630
NCSoft Corp.	7	1,434
NH Investment & Securities Co., Ltd.	122	967
OCI Co., Ltd.*	15	1,176
Orion Corp.	2	1,636
Ottogi Corp.	2	1,429
POSCO	55	9,621
S-1 Corp.	14	1,313
Samsung C&T Corp.	67	7,155
Samsung Electro-Mechanics Co., Ltd.	37	1,609
Samsung Electronics Co., Ltd.	59	72,991
Samsung Fire & Marine Insurance Co., Ltd.	35	8,007
Samsung Heavy Industries Co., Ltd.*	114	907
Samsung Life Insurance Co., Ltd.	93	8,114
Samsung SDS Co., Ltd.	19	2,367
Samsung Securities Co., Ltd.	47	1,440
Shinhan Financial Group Co., Ltd.	416	13,724
Shinsegae Co., Ltd.	6	1,016
SK Holdings Co., Ltd.	26	4,571
SK Hynix, Inc.	272	7,651
SK Innovation Co., Ltd.	45	5,489
SK Telecom Co., Ltd.	32	5,987
ViroMed Co., Ltd.*	11	1,351
Yuhan Corp.	7	1,860

Total South Korea		358,668

Taiwan - 11.5%
Acer, Inc.*	3,000	1,404
Advanced Semiconductor Engineering, Inc.	4,000	4,544
Asia Cement Corp.	1,000	865
AU Optronics Corp.	7,000	2,376
Cathay Financial Holding Co., Ltd.	8,000	8,680
Chang Hwa Commercial Bank Ltd.	6,000	3,115
Cheng Shin Rubber Industry Co., Ltd.	1,000	2,096
China Development Financial Holding Corp.	17,000	4,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprise Fund (XSOE)

June 30, 2016

Investments	Shares	Value
China Life Insurance Co., Ltd.	4,400	$3,396
Compal Electronics, Inc.	3,000	1,883
CTBC Financial Holding Co., Ltd.	18,215	9,514
Delta Electronics, Inc.*	1,052	5,087
E.Sun Financial Holding Co., Ltd.	8,782	5,172
Eva Airways Corp.*	3,000	1,367
Far Eastern New Century Corp.	3,080	2,291
Far EasTone Telecommunications Co., Ltd.	1,000	2,415
Formosa Chemicals & Fibre Corp.	3,000	7,533
Formosa Petrochemical Corp.	2,000	5,425
Formosa Plastics Corp.	4,000	9,647
Foxconn Technology Co., Ltd.	1,010	2,361
Fubon Financial Holding Co., Ltd.	7,000	8,170
Giant Manufacturing Co., Ltd.	1,000	6,200
Highwealth Construction Corp.	1,000	1,643
Hon Hai Precision Industry Co., Ltd.	7,350	18,797
HTC Corp.	1,000	3,208
Innolux Corp.	8,000	2,678
Inotera Memories, Inc.*	1,000	778
Inventec Corp.	2,000	1,417
Lite-On Technology Corp.	2,005	2,741
MediaTek, Inc.	1,000	7,564
Nan Ya Plastics Corp.	4,000	7,564
Pegatron Corp.	1,000	2,102
Pou Chen Corp.	3,000	4,004
Quanta Computer, Inc.	2,000	3,782
Ruentex Industries Ltd.	1,000	1,500
Shin Kong Financial Holding Co., Ltd.	9,449	1,848
Siliconware Precision Industries Co., Ltd.	2,000	3,035
SinoPac Financial Holdings Co., Ltd.	11,662	3,438
Synnex Technology International Corp.	1,000	1,077
Taishin Financial Holding Co., Ltd.	7,000	2,691
Taiwan Cement Corp.	4,000	3,974
Taiwan Mobile Co., Ltd.	1,000	3,487
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	50,374
Teco Electric and Machinery Co., Ltd.	2,000	1,680
Uni-President Enterprises Corp.	4,160	8,189
United Microelectronics Corp.	11,000	4,297
WPG Holdings Ltd.	3,000	3,483
Yuanta Financial Holding Co., Ltd.	11,236	3,622

Total Taiwan		246,609

Thailand - 2.8%
Advanced Info Service PCL NVDR	1,600	7,194
Bangkok Dusit Medical Services PCL NVDR	9,100	6,189
Bank of Ayudhya PCL NVDR	3,000	3,244
BTS Group Holdings PCL NVDR	9,000	2,459
Bumrungrad Hospital PCL NVDR	500	2,597
Central Pattana PCL NVDR	2,200	3,741
Charoen Pokphand Foods PCL NVDR	3,600	2,945
CP ALL PCL NVDR	5,300	7,579
Delta Electronics Thailand PCL NVDR	500	971
Energy Absolute PCL NVDR	2,300	1,394
Glow Energy PCL NVDR	500	1,220
Indorama Ventures PCL NVDR	2,300	1,898
Kasikornbank PCL NVDR	2,000	9,676
Minor International PCL NVDR	2,110	2,417
Thai Union Group PCL NVDR	3,400	2,129
Total Access Communication PCL NVDR	1,100	1,009
True Corp. PCL NVDR	12,300	2,520

Total Thailand		59,182

Turkey - 1.7%
Akbank TAS	1,717	4,914
Anadolu Efes Biracilik ve Malt Sanayii AS	181	1,224
Arcelik AS	355	2,337
BIM Birlesik Magazalar AS	191	3,723
Enka Insaat ve Sanayi AS	1,176	1,795
Haci Omer Sabanci Holding AS	1,414	4,632
KOC Holding AS	896	4,088
TAV Havalimanlari Holding AS	216	926
Tupras Turkiye Petrol Rafinerileri AS	146	3,237
Turkcell Iletisim Hizmetleri AS*	855	3,143
Turkiye Garanti Bankasi AS	2,231	5,881
Ulker Biskuvi Sanayi AS	165	1,205

Total Turkey		37,105

TOTAL COMMON STOCKS (Cost: $2,262,044)		2,128,777

RIGHTS - 0.0%

Chile - 0.0%
Empresa Nacional de Telecomunicaciones S.A., expiring 7/22/16* (Cost $0)	25	24

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $3,842)(d)	3,842	3,842

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,265,886)		2,132,643
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		4,922

NET ASSETS - 100.0%		$2,137,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2016

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $3,730 and the total market value of the collateral held by the Fund was $3,842.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 98.7%

Brazil - 10.1%
AES Tiete Energia S.A.	225,942	$1,043,053
Alupar Investimento S.A.	407,030	1,778,672
Banco do Brasil S.A.	2,758,877	14,794,384
Banco Santander Brasil S.A.	2,467,408	14,001,554
BB Seguridade Participacoes S.A.	1,142,000	10,020,014
BM&FBovespa S.A.	722,855	4,061,300
BR Malls Participacoes S.A.*	347,157	1,392,421
CCR S.A.	2,122,903	11,132,195
CETIP S.A. - Mercados Organizados	134,309	1,835,783
Cia Hering	196,873	911,930
Cia Paranaense de Energia	218,719	1,368,124
Cia Siderurgica Nacional S.A.*	2,049,824	5,003,394
CVC Brasil Operadora e Agencia de Viagens S.A.	177,090	1,265,264
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	409,558	1,315,443
EcoRodovias Infraestrutura e Logistica S.A.*	1,165,795	3,049,352
Even Construtora e Incorporadora S.A.	576,236	690,674
Ez Tec Empreendimentos e Participacoes S.A.	289,366	1,445,137
Fleury S.A.	164,354	1,410,764
Grendene S.A.	258,428	1,327,733
Light S.A.	240,530	846,125
Mahle-Metal Leve S.A.	185,393	1,328,059
MRV Engenharia e Participacoes S.A.	559,255	1,887,022
Multiplus S.A.	229,282	2,587,138
Natura Cosmeticos S.A.	574,542	4,573,023
Odontoprev S.A.	528,376	2,195,142
Porto Seguro S.A.	151,756	1,267,100
Smiles S.A.	178,751	2,677,569
Tractebel Energia S.A.	652,664	7,804,466
Transmissora Alianca de Energia Eletrica S.A.	692,411	4,149,603
Tupy S.A.	138,939	511,738
Vale S.A.	4,769,781	24,222,969
Via Varejo S.A.	760,005	1,767,316

Total Brazil		133,664,461

Chile - 1.7%
AES Gener S.A.	6,520,835	3,188,395
Aguas Andinas S.A. Class A	6,415,679	3,679,060
Banco de Chile	49,116,043	5,262,023
Banco Santander Chile	94,909,284	4,575,841
CAP S.A.	241,457	823,353
Inversiones Aguas Metropolitanas S.A.	1,129,951	1,799,381
Itau CorpBanca	208,840,470	1,772,131
Ripley Corp. S.A.	3,857,708	1,916,836

Total Chile		23,017,020

China - 19.8%
Agricultural Bank of China Ltd. Class H	19,224,000	7,012,667
Anhui Expressway Co., Ltd. Class H	629,057	496,243
BAIC Motor Corp., Ltd. Class H(a)	1,475,000	1,036,195
Bank of China Ltd. Class H	45,325,084	18,053,031
Bank of Communications Co., Ltd. Class H	17,024,287	10,730,768
Belle International Holdings Ltd.	13,970,000	8,175,330
China Aoyuan Property Group Ltd.	2,973,000	647,641
China Construction Bank Corp. Class H	51,715,054	34,130,289
China Everbright Bank Co., Ltd. Class H*	4,128,000	1,883,632
China Hongqiao Group Ltd.(b)	7,189,000	4,818,644
China Jinmao Holdings Group Ltd.	5,214,000	1,465,145
China Lilang Ltd.	1,428,000	907,461
China Merchants Bank Co., Ltd. Class H*	1,679,432	3,753,743
China National Building Material Co., Ltd. Class H(b)	2,618,000	1,140,616
China Oilfield Services Ltd. Class H(b)	1,868,000	1,432,672
China Petroleum & Chemical Corp. Class H	19,149,799	13,823,094
China Resources Cement Holdings Ltd.	4,860,000	1,553,606
China Resources Power Holdings Co., Ltd.	3,294,000	4,908,338
China Shenhua Energy Co., Ltd. Class H	3,601,500	6,619,969
China Shineway Pharmaceutical Group Ltd.	659,000	720,335
China South City Holdings Ltd.(b)	4,860,000	939,681
China Zhongwang Holdings Ltd.(b)	6,050,000	2,682,667
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,996,991	1,009,056
CIFI Holdings Group Co., Ltd.	5,854,000	1,433,703
CIMC Enric Holdings Ltd.(b)	1,484,000	673,333
CNOOC Ltd.	45,671,000	56,632,876
Country Garden Holdings Co., Ltd.	16,860,000	7,084,810
Datang International Power Generation Co., Ltd. Class H*(b)	2,614,350	727,898
Dongyue Group Ltd.*†	3,374,000	595,825
Evergrande Real Estate Group Ltd.(b)	13,668,000	8,368,577
Great Wall Motor Co., Ltd. Class H	2,268,500	1,877,270
Greatview Aseptic Packaging Co., Ltd.	1,684,000	798,809
Huadian Power International Corp., Ltd. Class H	1,122,000	533,669
Huaneng Power International, Inc. Class H	3,274,000	2,017,249
Industrial & Commercial Bank of China Ltd. Class H	46,498,823	25,712,972
Jiangsu Expressway Co., Ltd. Class H	1,124,527	1,562,578
KWG Property Holding Ltd.	1,769,500	1,024,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2016

Investments	Shares	Value
Lonking Holdings Ltd.	5,809,000	$846,122
Shanghai Industrial Holdings Ltd.	784,000	1,770,530
Shenzhen Expressway Co., Ltd. Class H	766,000	696,099
Shenzhen Investment Ltd.	3,904,000	1,554,967
Shimao Property Holdings Ltd.	2,060,500	2,592,242
Sino-Ocean Group Holding Ltd.	3,164,500	1,366,479
Sinopec Engineering Group Co., Ltd. Class H	1,322,500	1,193,292
SITC International Holdings Co., Ltd.	2,617,000	1,369,565
Sunac China Holdings Ltd.	1,670,000	1,033,263
TCL Communication Technology Holdings Ltd.	1,501,000	1,381,440
Xingda International Holdings Ltd.	2,804,000	643,356
Xinhua Winshare Publishing and Media Co., Ltd. Class H	806,000	865,432
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	329,500	115,525
Xinyi Glass Holdings Ltd.	2,636,000	1,936,749
XTEP International Holdings Ltd.	1,960,000	1,048,473
Yingde Gases Group Co., Ltd.	2,688,000	977,083
Yuexiu Property Co., Ltd.	8,196,000	1,003,641
Yuexiu Transport Infrastructure Ltd.(b)	1,652,000	1,060,455
Zhejiang Expressway Co., Ltd. Class H	1,284,398	1,206,925
Zijin Mining Group Co., Ltd. Class H(b)	4,738,000	1,581,786

Total China		261,227,934

Czech Republic - 1.7%
CEZ AS	874,970	14,873,709
Komercni Banka AS	122,403	4,569,197
O2 Czech Republic AS	350,203	3,117,353

Total Czech Republic		22,560,259

Hong Kong - 0.3%
Ajisen China Holdings Ltd.	1,307,000	507,102
CP Pokphand Co., Ltd.(b)	17,014,000	1,776,415
Kingboard Chemical Holdings Ltd.	874,000	1,732,690

Total Hong Kong		4,016,207

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	76,034	4,400,439

Indonesia - 1.7%
Adaro Energy Tbk PT	30,357,200	1,952,970
Indo Tambangraya Megah Tbk PT	2,484,800	1,763,103
Indocement Tunggal Prakarsa Tbk PT	4,529,900	5,785,587
Media Nusantara Citra Tbk PT	13,575,400	2,260,426
Perusahaan Gas Negara Persero Tbk	23,230,808	4,114,293
Tambang Batubara Bukit Asam Persero Tbk PT	2,027,926	1,181,838
United Tractors Tbk PT	2,991,400	3,350,821
Vale Indonesia Tbk PT*	11,250,600	1,549,751

Total Indonesia		21,958,789

Malaysia - 5.2%
AMMB Holdings Bhd	1,917,200	2,111,464
Berjaya Auto Bhd	1,657,400	953,781
Berjaya Sports Toto Bhd	1,324,172	998,507
British American Tobacco Malaysia Bhd	280,797	3,670,595
Carlsberg Brewery Malaysia Bhd	252,136	826,798
DiGi.Com Bhd	7,044,847	8,352,814
Felda Global Ventures Holdings Bhd	4,894,500	1,833,237
HAP Seng Consolidated Bhd	1,934,265	3,703,963
JCY International Bhd	3,238,800	482,024
Mah Sing Group Bhd	2,459,100	896,658
Malayan Banking Bhd	6,453,265	13,029,785
Maxis Bhd	7,384,484	10,788,692
Press Metal Bhd	1,312,900	1,198,430
Sime Darby Bhd	5,096,800	9,595,613
UMW Holdings Bhd	1,251,800	1,779,192
YTL Corp. Bhd	13,453,000	5,572,742
YTL Power International Bhd	8,794,400	3,075,804

Total Malaysia		68,870,099

Mexico - 0.1%
Concentradora Fibra Danhos S.A. de C.V.	701,839	1,265,264
Macquarie Mexico Real Estate Management S.A. de C.V.*	466,116	606,354

Total Mexico		1,871,618

Philippines - 1.3%
Energy Development Corp.	19,071,900	2,237,673
Nickel Asia Corp.	8,498,700	903,204
Philippine Long Distance Telephone Co.	294,699	13,467,301

Total Philippines		16,608,178

Poland - 2.1%
Asseco Poland S.A.	100,082	1,319,066
Bank Handlowy w Warszawie S.A.(b)	118,180	2,139,045
Bank Pekao S.A.(b)	179,803	6,220,607
Energa S.A.*	707,462	1,696,616
KGHM Polska Miedz S.A.*	175,837	2,929,618
Orange Polska S.A.	1,834,687	2,348,155
PGE Polska Grupa Energetyczna S.A.	2,118,645	6,321,679
Powszechny Zaklad Ubezpieczen S.A.	702,365	5,062,042

Total Poland		28,036,828

Russia - 13.3%
Gazprom PJSC ADR	11,505,215	49,587,477
LSR Group PJSC GDR Reg S	600,269	1,683,755
Lukoil PJSC ADR	1,053,274	43,995,255
MMC Norilsk Nickel PJSC ADR	3,160,350	42,001,051
Mobile TeleSystems PJSC ADR	2,211,639	18,312,371
Novolipetsk Steel PJSC GDR	669,105	8,698,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2016

Investments	Shares	Value
Severstal PJSC GDR Reg S	1,001,528	$10,956,716

Total Russia		175,234,990

South Africa - 7.8%
African Rainbow Minerals Ltd.	210,998	1,325,491
Assore Ltd.	171,640	2,109,725
Astral Foods Ltd.	65,858	568,911
Barclays Africa Group Ltd.	483,764	4,759,353
Barloworld Ltd.	195,284	975,420
Coronation Fund Managers Ltd.	319,874	1,461,002
Exxaro Resources Ltd.(b)	285,060	1,313,086
FirstRand Ltd.	2,489,150	7,621,269
Foschini Group Ltd. (The)(b)	187,732	1,781,820
Hudaco Industries Ltd.	21,793	158,511
Hyprop Investments Ltd.	130,748	1,159,635
Imperial Holdings Ltd.	184,229	1,880,406
Lewis Group Ltd.(b)	207,589	623,830
Liberty Holdings Ltd.	148,989	1,230,978
MMI Holdings Ltd.	941,794	1,455,938
MTN Group Ltd.	2,481,381	24,215,703
Nedbank Group Ltd.	239,671	3,050,507
PPC Ltd.	639,296	349,223
Reunert Ltd.	216,867	926,849
RMB Holdings Ltd.	569,859	2,188,772
Sasol Ltd.	519,100	14,077,907
Sibanye Gold Ltd.	640,959	2,193,572
Standard Bank Group Ltd.	745,458	6,505,260
Truworths International Ltd.	389,477	2,281,811
Vodacom Group Ltd.(b)	1,604,897	18,399,604

Total South Africa		102,614,583

South Korea - 1.5%
Hite Jinro Co., Ltd.	68,153	1,411,164
POSCO	79,304	13,873,122
Woori Bank	593,325	4,903,810

Total South Korea		20,188,096

Taiwan - 22.9%
AcBel Polytech, Inc.(b)	934,000	709,352
Accton Technology Corp.(b)	971,000	1,300,326
Advanced Semiconductor Engineering, Inc.	9,458,000	10,745,395
Alpha Networks, Inc.	1,683,000	970,390
Asia Cement Corp.	4,588,158	3,968,183
Asustek Computer, Inc.	919,000	7,563,610
AU Optronics Corp.(b)	10,309,000	3,499,289
Capital Securities Corp.	3,548,121	904,106
Cathay Financial Holding Co., Ltd.	5,859,000	6,356,831
Cheng Shin Rubber Industry Co., Ltd.(b)	3,176,000	6,655,433
Cheng Uei Precision Industry Co., Ltd.(b)	562,000	729,961
Chicony Electronics Co., Ltd.(b)	729,276	1,639,000
Chimei Materials Technology Corp.*	1,685,000	767,832
Chin-Poon Industrial Co., Ltd.	594,000	1,276,053
China Development Financial Holding Corp.	11,698,000	2,817,616
China Metal Products	529,000	627,244
China Steel Chemical Corp.(b)	333,000	1,104,529
China Steel Corp.(b)	16,283,000	10,549,450
China Synthetic Rubber Corp.	1,430,176	1,028,553
ChipMOS TECHNOLOGIES, Inc.(b)	1,253,000	1,334,218
Chong Hong Construction Co., Ltd.(b)	625,050	1,230,375
Chroma ATE, Inc.(b)	437,000	1,040,379
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,681,750	977,489
Chunghwa Telecom Co., Ltd.	7,891,000	28,497,520
Clevo Co.	935,000	786,920
Compal Electronics, Inc.	4,218,000	2,647,773
Coxon Precise Industrial Co., Ltd.	458,000	577,842
CTCI Corp.(b)	816,000	1,188,878
Cyberlink Corp.(b)	414,571	882,886
Darwin Precisions Corp.	2,035,000	747,536
Delta Electronics, Inc.*	2,055,457	9,939,902
Elan Microelectronics Corp.(b)	811,000	898,765
Elitegroup Computer Systems Co., Ltd.	1,100,000	652,996
Eternal Materials Co., Ltd.	1,244,820	1,284,990
Everlight Electronics Co., Ltd.(b)	795,000	1,288,896
Far Eastern Department Stores Ltd.	1,900,000	1,021,885
Far Eastern New Century Corp.	4,340,402	3,229,165
Far EasTone Telecommunications Co., Ltd.(b)	3,175,000	7,667,085
Farglory Land Development Co., Ltd.	1,056,000	1,217,744
Feng Hsin Steel Co., Ltd.	935,000	1,176,757
Flytech Technology Co., Ltd.	186,098	588,425
Formosan Rubber Group, Inc.	1,741,000	814,939
Fubon Financial Holding Co., Ltd.	6,191,000	7,225,616
Getac Technology Corp.	1,281,000	899,428
Gigabyte Technology Co., Ltd.	1,159,000	1,374,244
Greatek Electronics, Inc.	1,253,000	1,468,223
Highwealth Construction Corp.(b)	935,000	1,536,160
Holtek Semiconductor, Inc.*	531,000	882,284
Huaku Development Co., Ltd.(b)	380,726	649,119
IEI Integration Corp.(b)	490,000	582,520
Innolux Corp.	13,940,000	4,666,977
Inventec Corp.	7,169,000	5,078,014
Kenda Rubber Industrial Co., Ltd.(b)	739,000	1,170,616
King Yuan Electronics Co., Ltd.(b)	1,962,000	1,736,418
King’s Town Bank Co., Ltd.	1,008,000	667,125
Kinik Co.*	575,000	955,392
Kinsus Interconnect Technology Corp.(b)	657,000	1,433,795
Lien Hwa Industrial Corp.	866,000	565,092
Lite-On Technology Corp.	2,844,225	3,888,227
MediaTek, Inc.	2,674,000	20,225,549
Mega Financial Holding Co., Ltd.	8,414,302	6,338,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2016

Investments	Shares	Value
Merry Electronics Co., Ltd.(b)	421,000	$908,323
Micro-Star International Co., Ltd.	1,750,000	3,206,082
Nanya Technology Corp.(b)	2,878,314	3,515,471
Novatek Microelectronics Corp.	1,187,000	4,397,114
Pegatron Corp.	2,609,000	5,483,437
Powertech Technology, Inc.(b)	824,000	1,826,343
Qisda Corp.(b)	2,471,000	873,226
Quanta Computer, Inc.	5,470,990	10,345,342
Radiant Opto-Electronics Corp.(b)	521,170	811,021
Realtek Semiconductor Corp.	934,000	2,892,421
Rechi Precision Co., Ltd.	166,000	134,821
Ruentex Industries Ltd.(b)	1,897,000	2,846,176
Sampo Corp.	255,000	108,295
Siliconware Precision Industries Co., Ltd.(b)	4,684,724	7,108,628
Sinbon Electronics Co., Ltd.	451,000	1,010,797
SinoPac Financial Holdings Co., Ltd.	5,118,000	1,508,794
Syncmold Enterprise Corp.	641,324	1,051,677
Synnex Technology International Corp.(b)	3,026,786	3,260,511
Taiflex Scientific Co., Ltd.	486,254	538,122
Taiwan Cement Corp.	4,995,485	4,963,120
Taiwan Cogeneration Corp.(b)	1,307,000	1,006,818
Taiwan Fertilizer Co., Ltd.	1,389,000	1,845,025
Taiwan Mobile Co., Ltd.	3,959,253	13,807,494
Taiwan PCB Techvest Co., Ltd.	774,000	723,398
Taiwan Secom Co., Ltd.(b)	418,538	1,206,610
Taiwan Surface Mounting Technology Corp.(b)	763,900	652,390
Test Research, Inc.	365,000	485,399
Test Rite International Co., Ltd.	1,292,000	801,017
Tong Hsing Electronic Industries Ltd.(b)	289,000	1,016,817
Topco Scientific Co., Ltd.	336,718	694,124
Transcend Information, Inc.*	742,000	2,244,930
Tripod Technology Corp.(b)	718,000	1,391,085
TSRC Corp.(b)	1,141,584	1,047,487
Tung Ho Steel Enterprise Corp.	1,811,000	1,069,455
U-Ming Marine Transport Corp.(b)	935,048	720,293
United Integrated Services Co., Ltd.	645,853	962,002
United Microelectronics Corp.	12,675,000	4,950,711
Wan Hai Lines Ltd.(b)	3,977,000	2,194,445
Wistron Corp.(b)	3,292,179	2,286,023
WPG Holdings Ltd.	2,630,000	3,053,210
WT Microelectronics Co., Ltd.(b)	935,470	1,177,348
WUS Printed Circuit Co., Ltd.(b)	818,000	723,950
Yuanta Financial Holding Co., Ltd.	6,665,913	2,149,028
Yulon Nissan Motor Co., Ltd.(b)	706,000	4,366,130
Yungtay Engineering Co., Ltd.	561,000	791,268
Zeng Hsing Industrial Co., Ltd.	188,000	871,261

Total Taiwan		303,277,066

Thailand - 6.7%
Advanced Info Service PCL	3,179,661	14,296,711
Bangchak Petroleum PCL (The) NVDR	1,089,000	991,690
Bangkok Expressway & Metro PCL	11,593,035	2,276,379
Bangkok Land PCL NVDR	23,380,900	1,084,544
Banpu PCL NVDR	3,486,733	1,458,593
BEC World PCL NVDR	2,183,100	1,416,468
BTS Group Holdings PCL NVDR	16,514,243	4,511,575
Electricity Generating PCL	436,000	2,326,409
Hana Microelectronics PCL NVDR(b)	1,137,200	954,678
Ichitan Group PCL NVDR(b)	2,473,500	851,717
Intouch Holdings PCL NVDR(b)	4,149,259	6,405,729
Kiatnakin Bank PCL NVDR	999,900	1,237,782
Krung Thai Bank PCL NVDR	7,992,600	3,707,438
Land & Houses PCL NVDR	10,323,953	2,658,844
Pruksa Real Estate PCL NVDR(b)	1,367,400	982,551
PTT Global Chemical PCL NVDR	4,005,034	6,752,939
PTT PCL NVDR	2,347,394	20,908,774
Ratchaburi Electricity Generating Holding PCL	1,141,196	1,656,261
Siam City Cement PCL NVDR	206,500	1,739,442
Siam Commercial Bank PCL (The) NVDR	1,554,900	6,150,572
Total Access Communication PCL NVDR(b)	4,609,124	4,230,058
TTW PCL NVDR(b)	5,564,177	1,773,443

Total Thailand		88,372,597

Turkey - 2.2%
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	427,243	1,050,409
Cimsa Cimento Sanayi ve Ticaret AS	296,752	1,563,401
Dogus Otomotiv Servis ve Ticaret AS	347,113	1,279,501
Eregli Demir ve Celik Fabrikalari TAS	7,002,361	9,886,316
Koza Altin Isletmeleri AS*	174,878	774,154
Turk Telekomunikasyon AS	5,679,451	11,948,839
Turk Traktor ve Ziraat Makineleri AS(b)	58,500	1,708,831
Vestel Beyaz Esya Sanayi ve Ticaret AS	199,883	611,678

Total Turkey		28,823,129

TOTAL COMMON STOCKS (Cost: $1,652,768,919)		1,304,742,293

WARRANTS - 0.0%

Thailand - 0.0%
Banpu PCL, expiring 6/5/17* (Cost: $0)	1,583,640	414,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(b)(c) (Cost: $924,802)	22,517	$938,463

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $44,195,069)(e)	44,195,069	44,195,069

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $1,697,888,790)		1,350,290,438
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(27,977,056)

NET ASSETS - 100.0%		$1,322,313,382

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $595,825, which represents 0.05% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)

At June 30, 2016, the total market value of the Fund’s securities on loan was $80,736,380 and the total market value of the collateral held by the Fund was $92,950,428. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,755,359.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	MYR	1,195,890	USD	294,264	$(2,372)

CURRENCY LEGEND

MYR	Malaysian ringgit

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.1%

Brazil - 19.4%
AES Tiete Energia S.A.	13,203	$60,951
Ambev S.A.	314,723	1,871,392
BB Seguridade Participacoes S.A.	132,702	1,164,340
CCR S.A.	125,145	656,242
CETIP S.A. - Mercados Organizados	11,869	162,230
Cielo S.A.	45,369	479,499
Equatorial Energia S.A.	4,601	69,868
Estacio Participacoes S.A.	6,903	36,543
GAEC Educacao S.A.	3,500	15,721
Grendene S.A.	17,506	89,941
Lojas Renner S.A.	9,824	72,643
M. Dias Branco S.A.	485	16,032
Multiplus S.A.	14,006	158,039
Natura Cosmeticos S.A.	34,063	271,122
Odontoprev S.A.	29,741	123,559
Ser Educacional S.A.(a)	3,701	14,405
Smiles S.A.	10,103	151,336
TOTVS S.A.	7,502	71,513
Tractebel Energia S.A.	38,777	463,690
Via Varejo S.A.	52,413	121,881
WEG S.A.	42,357	181,658

Total Brazil		6,252,605

Chile - 0.1%
Forus S.A.	12,106	36,570

China - 18.2%
AAC Technologies Holdings, Inc.	29,000	246,154
ANTA Sports Products Ltd.	101,000	201,793
Boer Power Holdings Ltd.(b)	1,928	840
Brilliance China Automotive Holdings Ltd.	64,000	65,667
Cabbeen Fashion Ltd.	40,000	13,663
China Conch Venture Holdings Ltd.	49,000	97,015
China Everbright International Ltd.	53,000	58,753
China Hongqiao Group Ltd.(b)	502,000	336,481
China Lesso Group Holdings Ltd.	77,000	40,694
China Lilang Ltd.	79,000	50,203
China Medical System Holdings Ltd.	51,000	77,572
China Overseas Land & Investment Ltd.	258,000	814,777
China Pioneer Pharma Holdings Ltd.(b)	82,000	17,757
China Saite Group Co., Ltd.	72,000	5,754
China State Construction International Holdings Ltd.	124,000	163,352
Colour Life Services Group Co., Ltd.*	18,000	12,436
Cosmo Lady China Holdings Co., Ltd.(a)(b)	30,000	15,352
CSPC Pharmaceutical Group Ltd.	98,000	87,162
CT Environmental Group Ltd.(b)	18,000	5,197
Evergrande Real Estate Group Ltd.(b)	1,961,000	1,200,672
Fu Shou Yuan International Group Ltd.	28,000	19,742
Golden Eagle Retail Group Ltd.(b)	79,000	87,982
Goldpac Group Ltd.	33,000	9,231
Great Wall Motor Co., Ltd. Class H	164,500	136,130
Guorui Properties Ltd.(b)	76,000	26,744
Haier Electronics Group Co., Ltd.	26,000	39,681
Hengan International Group Co., Ltd.	40,500	337,763
Honworld Group Ltd.(a)	23,000	14,438
HOSA International Ltd.	86,000	29,155
Jiangnan Group Ltd.	174,000	27,811
Kingsoft Corp., Ltd.(b)	13,000	25,035
Koradior Holdings Ltd.	25,466	41,360
Logan Property Holdings Co., Ltd.	168,000	60,418
Ourgame International Holdings Ltd.*	21,000	9,393
Pacific Online Ltd.	106,000	25,551
Qinqin Foodstuffs Group Cayman Co., Ltd.	8,100	11,485
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	2,000	3,021
Shenzhou International Group Holdings Ltd.(b)	44,000	212,401
Sino Biopharmaceutical Ltd.	54,000	35,151
Sinopec Engineering Group Co., Ltd. Class H	86,000	77,598
SSY Group Ltd.(b)	44,000	14,179
Sunny Optical Technology Group Co., Ltd.(b)	14,000	48,995
Tencent Holdings Ltd.	29,900	678,709
Tenwow International Holdings Ltd.	96,000	26,976
TravelSky Technology Ltd. Class H	18,000	34,571
Trigiant Group Ltd.	168,000	26,636
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	23,250	8,152
Xinyi Glass Holdings Ltd.	186,000	136,660
Xinyi Solar Holdings Ltd.(b)	162,000	63,690
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)	24,295	27,496
Yestar International Holdings Co., Ltd.(b)	20,000	9,049
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,364	51,419

Total China		5,867,916

Hong Kong - 0.2%
Dawnrays Pharmaceutical Holdings Ltd.	16,000	12,209
Tibet Water Resources Ltd.	86,000	30,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2016

Investments	Shares	Value
Wasion Group Holdings Ltd.(b)	36,000	$19,072

Total Hong Kong		61,323

India - 4.5%
Adani Ports & Special Economic Zone Ltd.	17,822	54,619
Asian Paints Ltd.	2,469	36,701
Bajaj Auto Ltd.	1,590	63,368
Bharat Petroleum Corp., Ltd.	6,807	108,128
Castrol India Ltd.	4,833	27,138
Dr. Reddy’s Laboratories Ltd.	722	36,174
Havells India Ltd.	5,431	28,960
HCL Technologies Ltd.	9,911	107,260
Hero MotoCorp Ltd.	1,279	60,226
Hindustan Unilever Ltd.	7,821	104,120
Infosys Ltd. ADR	15,560	277,746
ITC Ltd.	35,715	194,939
Lupin Ltd.	1,374	31,344
Maruti Suzuki India Ltd.	774	48,017
Tata Consultancy Services Ltd.	4,006	151,533
Tech Mahindra Ltd.	6,313	47,304
Wipro Ltd. ADR(b)	6,730	83,183

Total India		1,460,760

Indonesia - 6.2%
Ace Hardware Indonesia Tbk PT	514,807	36,041
AKR Corporindo Tbk PT	103,900	50,328
Alam Sutera Realty Tbk PT	228,500	8,301
Kalbe Farma Tbk PT	618,431	71,614
Media Nusantara Citra Tbk PT	464,100	77,277
Mitra Keluarga Karyasehat Tbk PT	142,100	29,576
Pakuwon Jati Tbk PT	451,800	21,030
Pembangunan Perumahan Persero Tbk PT	21,064	6,218
Sawit Sumbermas Sarana Tbk PT	199,300	28,358
Summarecon Agung Tbk PT*	192,600	26,385
Surya Citra Media Tbk PT	329,300	82,247
Telekomunikasi Indonesia Persero Tbk PT	3,847,300	1,158,922
Unilever Indonesia Tbk PT	117,265	400,054
Waskita Karya Persero Tbk PT	28,929	5,583
Wijaya Karya Beton Tbk PT	88,800	6,486

Total Indonesia		2,008,420

Malaysia - 3.5%
Berjaya Auto Bhd	80,800	46,498
Bursa Malaysia Bhd	23,600	50,109
Carlsberg Brewery Malaysia Bhd	15,200	49,843
Datasonic Group Bhd	41,600	13,002
DiGi.Com Bhd	408,200	483,988
Globetronics Technology Bhd	10,270	8,483
HAP Seng Consolidated Bhd	67,200	128,683
Hartalega Holdings Bhd	29,800	32,006
Inari Amertron Bhd	26,275	19,357
Kossan Rubber Industries	7,700	13,083
KSL Holdings Bhd	45,044	12,514
Mah Sing Group Bhd	24,300	8,860
Padini Holdings Bhd	71,100	41,798
Sunway Bhd	87,900	65,410
VS Industry Bhd	28,000	8,195
Westports Holdings Bhd	127,400	132,725

Total Malaysia		1,114,554

Mexico - 1.6%
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	7,073	111,351
Grupo Carso S.A.B. de C.V. Series A1	31,710	134,133
Grupo Lala S.A.B. de C.V.	27,210	59,171
Industrias Bachoco S.A.B. de C.V. Series B	13,233	53,996
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	67,881	158,690

Total Mexico		517,341

Philippines - 1.6%
D&L Industries, Inc.	74,800	15,883
DMCI Holdings, Inc.	592,740	158,744
Jollibee Foods Corp.	7,980	41,047
Semirara Mining & Power Corp.	34,360	91,364
Universal Robina Corp.	45,060	199,213

Total Philippines		506,251

Poland - 0.1%
CCC S.A.	1,040	41,914

Russia - 2.6%
MegaFon PJSC GDR Reg S	12,575	130,780
Novatek OJSC GDR Reg S	6,791	692,682

Total Russia		823,462

South Africa - 12.2%
Assore Ltd.	7,434	91,375
Astral Foods Ltd.	2,633	22,745
AVI Ltd.	17,283	97,951
Capitec Bank Holdings Ltd.	2,503	101,692
Cashbuild Ltd.	739	17,914
Clicks Group Ltd.	8,255	69,163
Discovery Ltd.	9,222	77,139
EOH Holdings Ltd.	2,053	19,497
Famous Brands Ltd.	3,393	29,424
Foschini Group Ltd. (The)(b)	9,563	90,765
Hosken Consolidated Investments Ltd.	1,438	11,730
Hyprop Investments Ltd.	13,048	115,726
Life Healthcare Group Holdings Ltd.	29,686	73,379
Massmart Holdings Ltd.	8,514	73,251
Mr. Price Group Ltd.	8,989	126,595
Naspers Ltd. Class N	1,316	201,285
Netcare Ltd.(b)	38,535	82,043
Oceana Group Ltd.	3,061	23,639
Pick n Pay Stores Ltd.	15,290	74,785
PPC Ltd.	41,072	22,436
Rand Merchant Investment Holdings Ltd.	45,144	127,001
Resilient REIT Ltd.	15,335	138,010
RMB Holdings Ltd.	71,037	272,846
Santam Ltd.	5,255	82,304
Shoprite Holdings Ltd.	16,704	189,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2016

Investments	Shares	Value
SPAR Group Ltd. (The)	7,769	$107,159
Tiger Brands Ltd.	6,785	167,959
Truworths International Ltd.	21,677	126,998
Tsogo Sun Holdings Ltd.	44,491	80,779
Vodacom Group Ltd.	92,297	1,058,154
Woolworths Holdings Ltd.	30,708	176,175

Total South Africa		3,949,623

South Korea - 2.1%
Amorepacific Corp.	167	62,561
Bluecom Co., Ltd.	793	10,878
Coway Co., Ltd.	2,053	186,256
Cuckoo Electronics Co., Ltd.	69	8,716
e-LITECOM Co., Ltd.	445	4,694
Grand Korea Leisure Co., Ltd.	2,109	48,612
Hana Tour Service, Inc.	137	9,943
Hancom, Inc.	819	13,261
Hansae Co., Ltd.	126	4,124
Hanssem Co., Ltd.	122	16,841
KH Vatec Co., Ltd.	742	7,762
LEENO Industrial, Inc.	359	12,670
LG Household & Health Care Ltd.	114	110,551
Medy-Tox, Inc.	32	11,985
Modetour Network, Inc.	193	4,641
NAVER Corp.	43	26,505
Partron Co., Ltd.	1,872	17,146
Samlip General Foods Co., Ltd.	31	5,046
Seowonintech Co., Ltd.	1,361	12,347
Silicon Works Co., Ltd.	298	8,563
SK Holdings Co., Ltd.	453	79,639
Soulbrain Co., Ltd.	232	11,199
Youngone Corp.	234	8,410

Total South Korea		682,350

Taiwan - 15.8%
Advantech Co., Ltd.	21,000	159,165
Aerospace Industrial Development Corp.	9,000	12,276
Aten International Co., Ltd.	11,000	29,666
BenQ Materials Corp.	29,000	15,013
Catcher Technology Co., Ltd.	16,000	117,797
Chimei Materials Technology Corp.*	69,000	31,442
Chong Hong Construction Co., Ltd.	34,500	67,911
Cub Elecparts, Inc.	2,000	22,381
Eclat Textile Co., Ltd.	7,160	68,917
Elite Advanced Laser Corp.	6,806	31,752
Ennoconn Corp.	1,000	13,330
Feng TAY Enterprise Co., Ltd.	14,000	57,720
FLEXium Interconnect, Inc.	5,000	12,865
Flytech Technology Co., Ltd.	9,000	28,457
Formosan Rubber Group, Inc.	77,000	36,043
Grape King Bio Ltd.	4,000	25,977
Highwealth Construction Corp.	91,000	149,509
Hiwin Technologies Corp.	6,000	27,620
Holiday Entertainment Co., Ltd.	12,000	20,125
Holtek Semiconductor, Inc.*	18,000	29,908
Hota Industrial Manufacturing Co., Ltd.	6,000	27,899
Hotai Motor Co., Ltd.	18,000	175,765
Huaku Development Co., Ltd.	28,000	47,739
Iron Force Industrial Co., Ltd.	2,000	13,516
KEE TAI Properties Co., Ltd.	57,000	25,621
Kenda Rubber Industrial Co., Ltd.	43,000	68,114
King Slide Works Co., Ltd.	3,000	35,060
Kung Long Batteries Industrial Co., Ltd.	3,000	13,531
Largan Precision Co., Ltd.	3,000	273,877
Makalot Industrial Co., Ltd.	9,454	44,106
Nan Liu Enterprise Co., Ltd.*	3,000	13,950
Nanya Technology Corp.	169,289	206,764
Posiflex Technology, Inc.	4,000	19,219
President Chain Store Corp.	44,000	342,354
Ruentex Industries Ltd.	110,000	165,039
San Shing Fastech Corp.	10,000	18,599
Siliconware Precision Industries Co., Ltd.	281,000	426,391
Standard Foods Corp.	20,000	48,917
Swancor Ind Co., Ltd.	3,000	12,043
Taiwan Secom Co., Ltd.	21,000	60,541
Taiwan Semiconductor Manufacturing Co., Ltd.	393,291	1,981,146
Test Research, Inc.	19,000	25,267
Tong Hsing Electronic Industries Ltd.	13,000	45,739
Voltronic Power Technology Corp.	3,000	41,756
WUS Printed Circuit Co., Ltd.	16,000	14,160
Zeng Hsing Industrial Co., Ltd.	3,000	13,903

Total Taiwan		5,118,890

Thailand - 8.3%
Advanced Info Service PCL NVDR	188,362	846,932
Airports of Thailand PCL NVDR	28,300	314,087
Amata Corp. PCL NVDR	53,400	19,451
Asia Plus Group Holdings PCL NVDR	290,000	27,399
Bangkok Airways Co., Ltd. NVDR	61,400	40,363
Beauty Community PCL NVDR	157,100	36,883
BEC World PCL NVDR	77,411	50,227
Bumrungrad Hospital PCL NVDR	10,990	57,077
Central Pattana PCL NVDR	84,516	143,706
Central Plaza Hotel PCL NVDR	20,000	21,201
CH Karnchang PCL NVDR	40,500	33,423
Chularat Hospital PCL NVDR	223,000	19,673
CP ALL PCL NVDR	176,917	252,990
Delta Electronics Thailand PCL NVDR	52,400	101,773
Dynasty Ceramic PCL NVDR	304,820	36,433
Energy Earth PCL NVDR	127,067	16,995
Intouch Holdings PCL NVDR	211,142	325,966
Jasmine International PCL NVDR	123,800	19,905
KCE Electronics PCL NVDR	14,000	33,167
MK Restaurants Group PCL NVDR	45,231	63,071
Robinson Department Store PCL NVDR	37,800	72,879
STP & I PCL NVDR	20,710	5,894
Tipco Asphalt PCL NVDR	24,100	18,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2016

Investments	Shares	Value
TTW PCL NVDR	240,900	$76,781
VGI Global Media PCL NVDR	297,380	50,776

Total Thailand		2,685,741

Turkey - 2.7%
Aselsan Elektronik Sanayi ve Ticaret AS	10,068	32,981
Aslan Cimento AS	874	11,185
BIM Birlesik Magazalar AS	5,420	105,643
Celebi Hava Servisi AS	1,350	10,910
Cimsa Cimento Sanayi ve Ticaret AS	13,166	69,363
Dogus Otomotiv Servis ve Ticaret AS	16,369	60,338
EGE Endustri VE Ticaret AS	158	13,022
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	156,925	156,071
Ford Otomotiv Sanayi AS	14,482	154,104
Koza Altin Isletmeleri AS*	8,562	37,903
Saf Gayrimenkul Yatirim Ortakligi AS	129,105	39,059
Soda Sanayii AS	15,976	25,278
TAV Havalimanlari Holding AS	15,523	66,558
Turk Traktor ve Ziraat Makineleri AS	2,358	68,879
Ulker Biskuvi Sanayi AS	4,444	32,453

Total Turkey		883,747

TOTAL COMMON STOCKS (Cost: $32,112,505)		32,011,467

WARRANTS - 0.0%

Malaysia - 0.0%
VS Industry Bhd, expiring 1/6/19* (Cost: $0)	8,425	439

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $898,493)(d)	898,493	898,493

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $33,010,998)		32,910,399
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.9)%		(611,479)

NET ASSETS - 100.0%		$32,298,920

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $1,248,677 and the total market value of the collateral held by the Fund was $1,330,867. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $432,374.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	MYR	32,000	USD	7,966	$29
7/1/2016	ZAR	345,000	USD	23,230	(328)

					$(299)

CURRENCY LEGEND

MYR	Malaysian ringgit

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.3%

Brazil - 11.3%
AES Tiete Energia S.A.	377,439	$1,742,434
Aliansce Shopping Centers S.A.	429,351	1,889,613
Arezzo Industria e Comercio S.A.	126,945	1,061,127
BR Malls Participacoes S.A.*	982,804	3,941,953
Cia Hering	384,323	1,780,212
Cia Siderurgica Nacional S.A.*	4,283,913	10,456,559
CVC Brasil Operadora e Agencia de Viagens S.A.	280,406	2,003,431
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	777,387	2,496,859
Duratex S.A.	786,809	2,087,515
EcoRodovias Infraestrutura e Logistica S.A.*	2,443,769	6,392,129
EDP - Energias do Brasil S.A.*	194,027	835,762
EDP - Energias do Brasil S.A.	695,883	2,958,385
Equatorial Energia S.A.	192,899	2,929,235
Estacio Participacoes S.A.	250,051	1,323,719
Even Construtora e Incorporadora S.A.	663,101	794,790
Ez Tec Empreendimentos e Participacoes S.A.	501,787	2,506,000
Fleury S.A.	326,055	2,798,755
GAEC Educacao S.A.	139,811	627,977
Grendene S.A.	534,623	2,746,748
Guararapes Confeccoes S.A.	54,657	955,378
Iguatemi Empresa de Shopping Centers S.A.	125,660	1,104,906
Light S.A.	506,413	1,781,436
Localiza Rent a Car S.A.	198,964	2,142,570
M. Dias Branco S.A.	32,486	1,073,825
Mahle-Metal Leve S.A.	325,506	2,331,756
MRV Engenharia e Participacoes S.A.	1,030,038	3,475,524
Multiplan Empreendimentos Imobiliarios S.A.	159,274	2,995,818
Multiplus S.A.	439,139	4,955,092
Odontoprev S.A.	939,333	3,902,465
Qualicorp S.A.	286,828	1,666,131
Santos Brasil Participacoes S.A.	209,055	809,140
Sao Martinho S.A.	82,954	1,382,157
Smiles S.A.	365,723	5,478,282
Sul America S.A.	348,213	1,699,899
TOTVS S.A.	244,335	2,329,143
Transmissora Alianca de Energia Eletrica S.A.	1,280,248	7,672,497
Tupy S.A.	259,823	956,976
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	64,916	557,219
Via Varejo S.A.	1,732,627	4,029,051

Total Brazil		102,672,468

Chile - 1.4%
CAP S.A.	441,722	1,506,244
Engie Energia Chile S.A.	640,221	1,090,783
Forus S.A.	444,049	1,341,406
Inversiones Aguas Metropolitanas S.A.	966,054	1,538,385
Inversiones La Construccion S.A.	80,765	885,669
Parque Arauco S.A.	845,360	1,710,345
Ripley Corp. S.A.	3,054,713	1,517,840
SONDA S.A.	874,285	1,604,195
Vina Concha y Toro S.A.	663,463	1,047,307

Total Chile		12,242,174

China - 18.9%
361 Degrees International Ltd.	3,376,000	966,070
Anhui Expressway Co., Ltd. Class H	979,666	772,827
BAIC Motor Corp., Ltd. Class H(a)(b)	4,239,000	2,977,919
Bank of Chongqing Co., Ltd. Class H(a)	2,924,000	2,246,346
BBMG Corp. Class H(a)	1,368,338	407,435
Beijing Capital International Airport Co., Ltd. Class H	2,096,000	2,269,466
Beijing Capital Land Ltd. Class H	3,972,000	1,443,814
Beijing Jingneng Clean Energy Co., Ltd. Class H	2,368,000	769,193
Boer Power Holdings Ltd.(a)	1,044,000	454,852
Cabbeen Fashion Ltd.(a)	1,288,000	439,962
CECEP COSTIN New Materials Group Ltd.	4,614,000	350,899
Central China Securities Co., Ltd. Class H	4,326,000	1,856,880
China Aoyuan Property Group Ltd.	8,270,000	1,801,546
China Communications Services Corp., Ltd. Class H	4,350,000	2,265,289
China Creative Global Holdings Ltd.	4,186,000	339,933
China Harmony New Energy Auto Holding Ltd.(a)	1,345,000	717,754
China Lilang Ltd.	2,682,000	1,704,350
China Machinery Engineering Corp. Class H	1,489,000	965,419
China National Building Material Co., Ltd. Class H(a)	4,856,000	2,115,672
China Oilfield Services Ltd. Class H(a)	4,736,000	3,632,300
China Power New Energy Development Co., Ltd.	1,126,000	657,491
China Shineway Pharmaceutical Group Ltd.	1,731,000	1,892,108
China Singyes Solar Technologies Holdings Ltd.(a)	942,000	322,987
China South City Holdings Ltd.(a)	23,498,000	4,543,339
China Southern Airlines Co., Ltd. Class H	1,122,000	632,015
China XLX Fertiliser Ltd.	1,268,000	421,689
China Yongda Automobiles Services Holdings Ltd.	2,278,000	954,311
China ZhengTong Auto Services Holdings Ltd.	3,063,000	1,125,239
Chongqing Rural Commercial Bank Co., Ltd. Class H	5,666,000	2,862,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
CIFI Holdings Group Co., Ltd.	25,972,000	$6,360,804
CIMC Enric Holdings Ltd.(a)	3,530,000	1,601,660
CITIC Telecom International Holdings Ltd.	5,911,000	2,224,830
Colour Life Services Group Co., Ltd.*	692,000	478,106
CPMC Holdings Ltd.(a)	1,019,000	432,139
Dah Chong Hong Holdings Ltd.	3,582,000	1,685,278
Datang International Power Generation Co., Ltd. Class H*(a)	6,789,049	1,890,235
Dongyue Group Ltd.*†	4,491,000	793,079
Fantasia Holdings Group Co., Ltd.*	14,704,500	1,781,686
Fu Shou Yuan International Group Ltd.	1,322,000	932,120
Fufeng Group Ltd.(a)	2,860,000	788,920
Future Land Development Holdings Ltd.	15,472,565	1,994,414
Goldpac Group Ltd.(a)	1,085,000	303,489
Greatview Aseptic Packaging Co., Ltd.	3,062,000	1,452,466
Guangshen Railway Co., Ltd. Class H	1,342,665	636,896
Guangzhou Automobile Group Co., Ltd. Class H	2,846,000	3,393,358
Guangzhou R&F Properties Co., Ltd. Class H	2,021,600	2,545,909
Guotai Junan International Holdings Ltd.(a)	9,474,000	3,211,753
Hilong Holding Ltd.(a)	2,377,000	257,372
Honworld Group Ltd.(b)	734,000	460,763
HOSA International Ltd.(a)	3,420,000	1,159,404
Huadian Fuxin Energy Corp., Ltd. Class H(a)	2,128,000	466,309
Huadian Power International Corp., Ltd. Class H	3,588,000	1,706,600
Huaneng Renewables Corp., Ltd. Class H	1,638,000	542,625
Huishang Bank Corp., Ltd. Class H(a)	6,877,000	3,102,559
Jiangnan Group Ltd.(a)	6,752,000	1,079,213
Jiangsu Expressway Co., Ltd. Class H	2,637,933	3,665,520
Jiangxi Copper Co., Ltd. Class H	1,225,000	1,362,699
KWG Property Holding Ltd.	8,614,000	4,985,448
Lonking Holdings Ltd.	10,607,000	1,544,984
Minth Group Ltd.	1,700,000	5,489,208
Pacific Online Ltd.(a)	4,144,000	998,882
Parkson Retail Group Ltd.(a)	8,177,000	716,731
Powerlong Real Estate Holdings Ltd.	8,430,000	1,684,272
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,360,000	773,091
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	280,000	682,139
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	1,775,587	579,049
Shanghai Pharmaceuticals Holding Co., Ltd. Class H*	680,600	1,498,417
Shenzhen Expressway Co., Ltd. Class H	1,433,697	1,302,865
Shougang Fushan Resources Group Ltd.(a)	9,028,000	1,605,919
Shui On Land Ltd.	11,802,500	2,981,832
Sichuan Expressway Co., Ltd. Class H	1,638,768	553,442
Sinofert Holdings Ltd.(a)	4,164,000	509,903
Sinopec Engineering Group Co., Ltd. Class H	3,420,000	3,085,867
Sinopec Kantons Holdings Ltd.(a)	1,468,000	751,224
Sinotrans Ltd. Class H	2,680,000	1,184,901
SITC International Holdings Co., Ltd.	4,060,000	2,124,737
Skyworth Digital Holdings Ltd.	4,090,000	3,342,455
SSY Group Ltd.(a)	2,108,000	679,303
Sunac China Holdings Ltd.	6,871,000	4,251,226
TCL Communication Technology Holdings Ltd.(a)	3,558,000	3,274,592
TCL Multimedia Technology Holdings Ltd.*(a)	1,174,000	668,873
Tenwow International Holdings Ltd.	3,571,000	1,003,458
Times Property Holdings Ltd.	4,514,000	1,792,113
Tong Ren Tang Technologies Co., Ltd. Class H(a)	563,888	931,824
TravelSky Technology Ltd. Class H	740,000	1,421,252
Trigiant Group Ltd.(a)	5,852,000	927,817
Weichai Power Co., Ltd. Class H(a)	1,429,538	1,463,084
Xiamen International Port Co., Ltd. Class H	1,688,000	330,727
Xingda International Holdings Ltd.	5,841,000	1,340,171
Xinhua Winshare Publishing and Media Co., Ltd. Class H	1,198,000	1,286,337
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	726,400	990,637
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	857,000	300,470
Xinyi Glass Holdings Ltd.	6,856,000	5,037,310
XTEP International Holdings Ltd.(a)	4,553,500	2,435,827
Yanzhou Coal Mining Co., Ltd. Class H(a)	628,000	405,556
Yashili International Holdings Ltd.(a)	2,585,000	563,119
Yingde Gases Group Co., Ltd.	7,471,000	2,715,694
Yuexiu Transport Infrastructure Ltd.(a)	3,980,000	2,554,850
Yuzhou Properties Co., Ltd.	13,937,000	3,880,396
Zhejiang Expressway Co., Ltd. Class H	2,670,000	2,508,949
Zhongsheng Group Holdings Ltd.(a)	2,673,000	1,447,109
Zijin Mining Group Co., Ltd. Class H(a)	11,998,000	4,005,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
ZTE Corp. Class H	466,400	$587,964

Total China		171,419,842

Hong Kong - 1.7%
Ajisen China Holdings Ltd.	2,457,000	953,289
AMVIG Holdings Ltd.	1,642,000	645,544
C C Land Holdings Ltd.	3,305,000	873,330
China All Access Holdings Ltd.	2,576,000	800,232
China Water Affairs Group Ltd.	1,604,000	926,265
Concord New Energy Group Ltd.	8,030,000	445,079
Dawnrays Pharmaceutical Holdings Ltd.	728,000	555,528
EVA Precision Industrial Holdings Ltd.	2,862,000	272,995
Hua Han Health Industry Holdings Ltd.(a)	8,592,000	764,181
Ju Teng International Holdings Ltd.	1,970,000	784,653
Kingboard Chemical Holdings Ltd.	2,243,000	4,446,708
NewOcean Energy Holdings Ltd.(a)	1,560,000	508,743
Tibet Water Resources Ltd.(a)	2,899,000	1,012,676
Victory City International Holdings Ltd.	6,272,000	315,300
Vinda International Holdings Ltd.(a)	535,000	924,085
Wasion Group Holdings Ltd.(a)	1,250,000	662,224

Total Hong Kong		14,890,832

India - 0.7%
Adani Enterprises Ltd.	420,532	540,501
Apollo Tyres Ltd.	364,141	817,355
Crompton Greaves Ltd.*	753,881	823,746
Federal Bank Ltd.	588,509	502,231
Hexaware Technologies Ltd.	233,502	792,236
JSW Energy Ltd.	523,810	651,125
Polaris Consulting & Services Ltd.*	290,704	839,874
Reliance Infrastructure Ltd.	80,377	649,911
Union Bank of India	195,116	370,892

Total India		5,987,871

Indonesia - 3.4%
Ace Hardware Indonesia Tbk PT	13,686,500	958,185
Adaro Energy Tbk PT	62,740,800	4,036,305
AKR Corporindo Tbk PT	3,697,645	1,791,101
Astra Agro Lestari Tbk PT*	2,836,166	3,155,469
Bank Tabungan Negara Persero Tbk PT	10,606,816	1,376,779
Bumi Serpong Damai Tbk PT	8,513,300	1,359,551
Ciputra Development Tbk PT	8,144,412	893,805
Global Mediacom Tbk PT	13,738,100	1,024,184
Lippo Karawaci Tbk PT	24,719,600	2,142,209
Media Nusantara Citra Tbk PT	15,156,240	2,523,650
Pakuwon Jati Tbk PT	24,575,500	1,143,912
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,746,452	1,226,876
Sawit Sumbermas Sarana Tbk PT	5,839,400	830,885
Summarecon Agung Tbk PT*	9,445,572	1,293,963
Tambang Batubara Bukit Asam Persero Tbk PT	4,644,500	2,706,729
Timah Persero Tbk PT	13,277,322	703,434
Vale Indonesia Tbk PT*	24,724,100	3,405,704
Wijaya Karya Persero Tbk PT	2,528,852	566,539

Total Indonesia		31,139,280

Malaysia - 4.7%
Aeon Co. M Bhd	1,268,652	821,327
AirAsia Bhd	2,791,800	1,800,491
Alliance Financial Group Bhd	2,927,147	2,926,058
Berjaya Auto Bhd	2,416,980	1,390,895
Berjaya Sports Toto Bhd	2,281,100	1,720,090
Bumi Armada Bhd*	4,195,900	754,565
Bursa Malaysia Bhd	1,011,300	2,147,272
Cahya Mata Sarawak Bhd	1,074,100	953,808
Dialog Group Bhd	3,923,376	1,498,698
Eastern & Oriental Bhd*	1,335,900	550,067
Felda Global Ventures Holdings Bhd	9,634,300	3,608,531
Globetronics Technology Bhd	742,200	613,054
Hartalega Holdings Bhd	1,110,544	1,192,771
Inari Amertron Bhd	1,388,575	1,022,961
IOI Properties Group Bhd	3,434,200	2,001,828
JCY International Bhd	6,251,491	930,397
KPJ Healthcare Bhd	1,162,841	1,220,096
KSL Holdings Bhd	1,634,600	454,112
Lafarge Malaysia Bhd	973,300	1,890,348
Mah Sing Group Bhd	4,469,477	1,629,699
Malaysian Resources Corp. Bhd	2,303,043	605,538
Media Prima Bhd	3,079,736	1,054,207
MMC Corp. Bhd	2,371,600	1,182,417
Pharmaniaga Bhd	264,800	361,255
Press Metal Bhd	2,348,000	2,143,282
SP Setia Bhd Group	1,711,900	1,231,430
Sunway Bhd	2,521,500	1,876,349
Supermax Corp. Bhd	1,098,667	585,919
Syarikat Takaful Malaysia Bhd	649,600	652,581
Top Glove Corp. Bhd	1,321,380	1,507,714
UEM Sunrise Bhd	5,104,400	1,304,113
Unisem M Bhd	1,397,700	832,067
VS Industry Bhd	1,719,000	503,143

Total Malaysia		42,967,083

Mexico - 1.3%
Banregio Grupo Financiero S.A.B. de C.V.	161,282	920,875
Bolsa Mexicana de Valores S.A.B. de C.V.	1,024,466	1,558,140
Corp. Inmobiliaria Vesta S.A.B. de C.V.	528,628	809,736
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	487,838	2,866,066
Grupo Financiero Interacciones S.A. de C.V.(a)	156,530	760,792
Grupo Herdez S.A.B. de C.V.(a)	450,782	981,254
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,178,580	2,834,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
Megacable Holdings S.A.B. de C.V. Series CPO	215,202	$863,993

Total Mexico		11,594,896

Philippines - 1.9%
Cebu Air, Inc.	483,700	1,006,006
D&L Industries, Inc.	2,934,800	623,171
Filinvest Land, Inc.	32,380,000	1,369,599
First Gen Corp.	4,658,100	2,465,310
First Philippine Holdings Corp.	656,186	946,325
Lopez Holdings Corp.	4,001,512	659,158
Manila Water Co., Inc.	2,727,445	1,571,045
Nickel Asia Corp.	11,341,148	1,205,287
Petron Corp.	3,157,800	747,710
Premium Leisure Corp.	27,917,000	694,253
Puregold Price Club, Inc.	1,285,400	1,151,594
Robinsons Land Corp.	2,322,460	1,456,243
Robinsons Retail Holdings, Inc.	429,370	784,406
Security Bank Corp.	423,824	1,728,717
Vista Land & Lifescapes, Inc.	9,535,100	1,082,256

Total Philippines		17,491,080

Poland - 1.1%
Asseco Poland S.A.	196,672	2,592,108
CCC S.A.	29,841	1,202,649
Energa S.A.*(a)	1,458,958	3,498,833
Eurocash S.A.	97,492	1,134,558
PKP Cargo S.A.*	69,786	581,352
Warsaw Stock Exchange	101,238	843,362

Total Poland		9,852,862

South Africa - 7.7%
Adcock Ingram Holdings Ltd.	147,077	444,796
Adcorp Holdings Ltd.(a)	281,796	359,629
Aeci Ltd.	207,948	1,178,538
African Rainbow Minerals Ltd.	462,844	2,907,589
Alexander Forbes Group Holdings Ltd.	948,431	434,549
Assore Ltd.	212,583	2,612,978
Astral Foods Ltd.	88,501	764,511
AVI Ltd.	533,966	3,026,233
Barloworld Ltd.	371,158	1,853,889
Blue Label Telecoms Ltd.	1,095,473	1,382,338
Cashbuild Ltd.	31,373	760,493
Clicks Group Ltd.(a)	272,840	2,285,932
Coronation Fund Managers Ltd.	1,126,343	5,144,492
DataTec Ltd.(a)	273,925	820,185
Exxaro Resources Ltd.(a)	613,663	2,826,747
Famous Brands Ltd.(a)	120,380	1,043,923
Foschini Group Ltd. (The)(a)	346,791	3,291,495
Grindrod Ltd.(a)	842,589	659,918
Hosken Consolidated Investments Ltd.	52,075	424,778
Hudaco Industries Ltd.	83,682	608,659
Investec Ltd.(a)	358,656	2,207,773
Invicta Holdings Ltd.	146,619	537,119
JSE Ltd.	145,112	1,833,296
KAP Industrial Holdings Ltd.	2,507,934	1,070,303
Lewis Group Ltd.(a)	327,769	984,985
Massmart Holdings Ltd.	311,367	2,678,883
Mondi Ltd.	92,445	1,692,479
Mpact Ltd.	189,430	386,233
Murray & Roberts Holdings Ltd.	830,657	674,962
Omnia Holdings Ltd.	90,380	904,109
Peregrine Holdings Ltd.	519,504	1,042,555
Pick n Pay Holdings Ltd.	543,380	1,283,037
Pick n Pay Stores Ltd.(a)	401,240	1,962,501
PPC Ltd.(a)	1,386,802	757,557
Raubex Group Ltd.	404,512	534,470
Reunert Ltd.	440,003	1,880,491
Santam Ltd.	158,785	2,486,891
Sibanye Gold Ltd.	1,334,949	4,568,634
SPAR Group Ltd. (The)	221,750	3,058,621
Sun International Ltd.	133,677	785,358
Tongaat Hulett Ltd.	160,730	1,287,925
Trencor Ltd.	354,285	948,308
Tsogo Sun Holdings Ltd.	1,630,003	2,959,493
Wilson Bayly Holmes-Ovcon Ltd.	84,286	724,129

Total South Africa		70,081,784

South Korea - 6.3%
Binggrae Co., Ltd.	13,275	780,238
CJ O Shopping Co., Ltd.	4,565	695,144
CS Wind Corp.(a)	38,849	645,881
Daeduck Electronics Co.	129,572	811,055
Daishin Securities Co., Ltd.	80,781	701,315
DGB Financial Group, Inc.	277,400	2,087,996
Doosan Heavy Industries & Construction Co., Ltd.	156,098	2,873,011
Grand Korea Leisure Co., Ltd.(a)	86,532	1,994,552
Green Cross Corp.	5,187	846,600
Green Cross Holdings Corp.(a)	21,591	709,484
Hana Tour Service, Inc.(a)	6,997	507,835
Hankook Tire Worldwide Co., Ltd.(a)	82,337	1,590,483
Hanwha Corp.	43,866	1,348,141
Hite Jinro Co., Ltd.(a)	145,188	3,006,237
Hitejinro Holdings Co., Ltd.(a)	50,403	586,361
Huchems Fine Chemical Corp.	71,046	1,307,614
Huvis Corp.(a)	88,539	600,330
Hyundai Securities Co., Ltd.(a)	104,830	569,723
iMarketKorea, Inc.(a)	36,068	363,232
KB Insurance Co., Ltd.	61,827	1,502,935
KEPCO Engineering & Construction Co., Inc.(a)	38,282	884,057
Kolon Industries, Inc.	17,005	1,067,380
Korean Reinsurance Co.	104,121	1,102,814
KT Skylife Co., Ltd.	48,309	679,434
Kumho Petrochemical Co., Ltd.(a)	34,762	1,795,667
LF Corp.	30,800	565,542
LG Hausys Ltd.	7,419	821,220
LG International Corp.	21,699	709,265
LS Corp.	51,372	2,502,035
LS Industrial Systems Co., Ltd.	42,673	1,761,602
Mando Corp.	7,383	1,394,107
Medy-Tox, Inc.	1,861	696,997
Meritz Fire & Marine Insurance Co., Ltd.	131,341	1,676,184
Meritz Securities Co., Ltd.	505,804	1,413,977
Moorim P&P Co., Ltd.	148,063	529,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
NH Investment & Securities Co., Ltd.(a)	223,587	$1,772,235
NongShim Co., Ltd.(a)	4,065	1,319,886
Partron Co., Ltd.	74,259	680,152
Poongsan Corp.	35,759	904,957
S&T Motiv Co., Ltd.	14,540	823,031
Samyang Holdings Corp.	4,274	543,596
Seah Besteel Corp.	52,702	1,136,992
Seowonintech Co., Ltd.	47,303	429,150
Shinsegae Co., Ltd.	2,866	485,193
Silicon Works Co., Ltd.	20,201	580,504
SK Gas Ltd.(a)	12,187	913,086
SK Networks Co., Ltd.	184,795	952,973
SKC Co., Ltd.	32,163	755,315
Sungwoo Hitech Co., Ltd.	93,802	629,500
Tongyang Life Insurance Co., Ltd.	187,596	1,653,079
Youlchon Chemical Co., Ltd.(a)	76,562	897,328
Yuhan Corp.	5,781	1,535,778

Total South Korea		57,140,803

Taiwan - 27.1%
AcBel Polytech, Inc.(a)	1,611,303	1,223,749
Accton Technology Corp.(a)	1,685,633	2,257,334
Aerospace Industrial Development Corp.	1,000	1,364
Alpha Networks, Inc.	1,873,309	1,080,119
Asia Vital Components Co., Ltd.	747,000	560,383
Aten International Co., Ltd.	436,000	1,175,858
BenQ Materials Corp.(a)	987,000	510,955
Capital Securities Corp.	6,829,723	1,740,300
CHC Healthcare Group(a)	333,185	531,914
Cheng Uei Precision Industry Co., Ltd.(a)	846,820	1,099,903
Chicony Electronics Co., Ltd.(a)	1,625,347	3,652,861
Chicony Power Technology Co., Ltd.	643,000	715,574
Chimei Materials Technology Corp.*(a)	2,737,000	1,247,215
Chin-Poon Industrial Co., Ltd.	893,650	1,919,773
China Bills Finance Corp.	2,839,000	1,069,278
China Metal Products	984,000	1,166,744
China Steel Chemical Corp.(a)	756,726	2,509,987
China Synthetic Rubber Corp.	2,119,580	1,524,358
ChipMOS TECHNOLOGIES, Inc.(a)	2,294,000	2,442,695
Chong Hong Construction Co., Ltd.	970,000	1,909,390
Chroma ATE, Inc.(a)	721,132	1,716,821
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,502,396	873,242
Cleanaway Co., Ltd.	256,161	1,373,752
Clevo Co.(a)	1,859,000	1,564,582
Compeq Manufacturing Co., Ltd.(a)	1,510,000	800,428
Coxon Precise Industrial Co., Ltd.	423,000	533,684
CTCI Corp.(a)	1,680,190	2,447,966
Cub Elecparts, Inc.(a)	77,742	869,985
Cyberlink Corp.	530,011	1,128,732
Darwin Precisions Corp.	2,198,000	807,412
Depo Auto Parts Ind Co., Ltd.	280,646	852,578
Elan Microelectronics Corp.(a)	1,753,156	1,942,879
Elite Advanced Laser Corp.	118,000	550,513
Elite Material Co., Ltd.	520,163	1,212,569
Elite Semiconductor Memory Technology, Inc.(a)	1,218,000	1,108,165
Elitegroup Computer Systems Co., Ltd.	2,239,000	1,329,144
Eternal Materials Co., Ltd.	1,410,767	1,456,293
Everlight Electronics Co., Ltd.(a)	1,588,165	2,574,817
Far Eastern Department Stores Ltd.	3,394,841	1,825,862
Far Eastern International Bank	4,447,894	1,260,230
Faraday Technology Corp.(a)	586,200	613,294
Farglory Land Development Co., Ltd.	3,484,640	4,018,370
Feng Hsin Steel Co., Ltd.	504,950	635,512
FLEXium Interconnect, Inc.(a)	280,543	721,816
Flytech Technology Co., Ltd.	349,655	1,105,577
Formosa International Hotels Corp.	194,976	1,112,111
Formosan Rubber Group, Inc.	2,894,122	1,354,699
Getac Technology Corp.	1,542,292	1,082,889
Gigabyte Technology Co., Ltd.	2,064,000	2,447,317
Goldsun Building Materials Co., Ltd.(a)	2,914,000	745,234
Grape King Bio Ltd.(a)	162,988	1,058,495
Great Wall Enterprise Co., Ltd.	1,931,446	1,763,262
Greatek Electronics, Inc.	2,165,000	2,536,873
Highwealth Construction Corp.	3,102,613	5,097,445
Hiwin Technologies Corp.(a)	204,864	943,064
Holiday Entertainment Co., Ltd.(a)	563,000	944,180
Holtek Semiconductor, Inc.*(a)	707,773	1,176,001
Hota Industrial Manufacturing Co., Ltd.(a)	220,000	1,022,970
HTC Corp.(a)	236,000	757,184
Huaku Development Co., Ltd.(a)	835,296	1,424,138
IEI Integration Corp.	986,620	1,172,909
Inventec Corp.	14,164,992	10,033,481
Johnson Health Tech Co., Ltd.(a)	385,725	563,181
KEE TAI Properties Co., Ltd.	1,341,999	603,211
Kenda Rubber Industrial Co., Ltd.	1,287,601	2,039,630
Kerry TJ Logistics Co., Ltd.	154,000	201,934
King Slide Works Co., Ltd.	99,004	1,157,026
King Yuan Electronics Co., Ltd.(a)	3,375,960	2,987,807
King’s Town Bank Co., Ltd.(a)	3,220,000	2,131,095
Kingdom Construction Corp.(a)	2,436,187	1,348,025
Kinik Co.*	557,495	926,307
Kinsus Interconnect Technology Corp.(a)	1,053,368	2,298,804
Kung Long Batteries Industrial Co., Ltd.	182,000	820,887
Lealea Enterprise Co., Ltd.	2,676,000	726,673
Lextar Electronics Corp.(a)	1,714,000	858,089
Long Chen Paper Co., Ltd.	2,891,000	1,429,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
Lotes Co., Ltd.(a)	235,233	$667,219
Makalot Industrial Co., Ltd.(a)	241,233	1,125,440
Masterlink Securities Corp.	3,394,060	907,987
Mercuries & Associates Holding Ltd.	1,056,362	604,169
Merida Industry Co., Ltd.(a)	437,043	1,835,746
Merry Electronics Co., Ltd.(a)	742,146	1,601,208
Micro-Star International Co., Ltd.(a)	3,751,877	6,873,615
MIN AIK Technology Co., Ltd.(a)	296,000	395,474
Namchow Chemical Industrial Co., Ltd.	392,086	819,201
Nan Ya Printed Circuit Board Corp.	1,053,000	949,884
Neo Solar Power Corp.	75,323	41,562
Novatek Microelectronics Corp.	2,144,000	7,942,218
Oriental Union Chemical Corp.(a)	1,697,767	1,028,902
Posiflex Technology, Inc.(a)	129,320	621,365
Powertech Technology, Inc.(a)	1,598,000	3,541,864
President Securities Corp.(a)	2,372,000	871,329
Primax Electronics Ltd.(a)	768,000	1,001,097
Prince Housing & Development Corp.(a)	3,487,460	1,291,892
Qisda Corp.	4,705,000	1,662,699
Radiant Opto-Electronics Corp.(a)	958,252	1,491,189
Realtek Semiconductor Corp.	1,876,770	5,812,000
Ruentex Industries Ltd.(a)	3,697,162	5,547,061
Sampo Corp.	1,755,000	745,327
San Fang Chemical Industry Co., Ltd.	672,000	790,551
San Shing Fastech Corp.(a)	439,000	816,516
Senao International Co., Ltd.	407,599	555,949
Sercomm Corp.*(a)	402,488	898,327
Shin Zu Shing Co., Ltd.(a)	210,580	688,682
Shinkong Synthetic Fibers Corp.	3,498,761	932,743
Sinbon Electronics Co., Ltd.	527,307	1,181,819
Sitronix Technology Corp.	271,000	882,079
Standard Foods Corp.	642,073	1,570,401
Sunspring Metal Corp.	492,000	634,465
Swancor Ind Co., Ltd.(a)	171,000	686,460
Syncmold Enterprise Corp.	635,220	1,041,667
Synnex Technology International Corp.(a)	6,086,000	6,555,953
TA Chen Stainless Pipe(a)	1,975,000	988,755
Taichung Commercial Bank Co., Ltd.	3,046,000	851,698
Taiflex Scientific Co., Ltd.	735,974	814,479
Taiwan Cogeneration Corp.	1,987,970	1,531,388
Taiwan Fertilizer Co., Ltd.	2,156,000	2,863,840
Taiwan FU Hsing Industrial Co., Ltd.	400,000	637,342
Taiwan Hon Chuan Enterprise Co., Ltd.	561,692	834,903
Taiwan Paiho Ltd.(a)	350,000	933,073
Taiwan PCB Techvest Co., Ltd.	1,086,302	1,015,283
Taiwan Secom Co., Ltd.	710,674	2,048,814
Taiwan Shin Kong Security Co., Ltd.	844,000	1,058,303
Taiwan Surface Mounting Technology Corp.	745,781	636,916
Taiwan TEA Corp.(a)	2,014,000	930,240
Teco Electric and Machinery Co., Ltd.	3,464,683	2,910,596
Test Research, Inc.	731,115	972,282
Test Rite International Co., Ltd.	1,213,888	752,589
Ton Yi Industrial Corp.	1,754,538	780,484
Tong Hsing Electronic Industries Ltd.	462,918	1,628,730
Tong Yang Industry Co., Ltd.	566,685	839,689
Topco Scientific Co., Ltd.	697,439	1,437,729
Transcend Information, Inc.*	1,521,479	4,603,253
Tripod Technology Corp.(a)	1,248,928	2,419,728
TSRC Corp.(a)	2,316,011	2,125,110
Tung Ho Steel Enterprise Corp.	1,251,153	738,847
TXC Corp.(a)	907,549	1,257,554
U-Ming Marine Transport Corp.(a)	2,193,420	1,689,652
United Integrated Services Co., Ltd.	784,461	1,168,460
Universal Cement Corp.	929,300	630,883
Visual Photonics Epitaxy Co., Ltd.(a)	657,000	995,917
Voltronic Power Technology Corp.(a)	100,300	1,396,035
Wan Hai Lines Ltd.	7,586,000	4,185,833
Wistron Corp.(a)	6,778,148	4,706,609
Wistron NeWeb Corp.(a)	506,508	1,289,076
Wowprime Corp.	125,833	444,681
WPG Holdings Ltd.	5,111,759	5,934,325
WT Microelectronics Co., Ltd.(a)	1,351,112	1,700,460
WUS Printed Circuit Co., Ltd.(a)	878,000	777,051
Yageo Corp.	686,000	1,135,571
YFY, Inc.	2,435,000	732,938
Yulon Motor Co., Ltd.(a)	1,178,000	996,912
YungShin Global Holding Corp.	543,250	796,544
Yungtay Engineering Co., Ltd.	933,790	1,317,073
Zeng Hsing Industrial Co., Ltd.	193,000	894,433
Zinwell Corp.(a)	647,186	798,475

Total Taiwan		246,244,924

Thailand - 8.7%
Amata Corp. PCL NVDR	2,666,600	971,328
AP Thailand PCL(a)	6,796,966	1,421,676
Asia Plus Group Holdings PCL NVDR(a)	7,780,500	735,096
Bangchak Petroleum PCL (The)	2,237,639	2,037,691
Bangkok Airways Co., Ltd. NVDR	2,125,000	1,396,912
Bangkok Expressway & Metro PCL	19,753,136	3,878,675
Bangkok Land PCL NVDR(a)	49,071,014	2,276,202
Banpu PCL NVDR(a)	8,966,486	3,750,920
BEC World PCL NVDR(a)	3,170,900	2,057,385
Berli Jucker PCL NVDR(a)	1,096,200	1,271,205
Carabao Group PCL NVDR	1,177,200	1,767,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
Central Plaza Hotel PCL NVDR(a)	653,200	$692,422
CH Karnchang PCL NVDR(a)	1,613,325	1,331,429
Dynasty Ceramic PCL NVDR	8,614,900	1,029,669
Electricity Generating PCL	704,291	3,757,956
GFPT PCL NVDR(a)	2,674,400	829,566
Hana Microelectronics PCL	2,151,647	1,806,306
Ichitan Group PCL NVDR(a)	3,252,500	1,119,956
IRPC PCL NVDR(a)	16,901,300	2,289,419
Jasmine International PCL	8,238,496	1,324,630
KCE Electronics PCL NVDR	526,600	1,247,565
Kiatnakin Bank PCL	522,023	646,215
Kiatnakin Bank PCL NVDR	1,191,206	1,474,601
LPN Development PCL NVDR	3,264,418	1,198,378
Major Cineplex Group PCL(a)	1,302,969	1,223,619
MC Group PCL NVDR(a)	2,109,000	804,229
MK Restaurants Group PCL NVDR(a)	1,094,600	1,526,335
Pruksa Real Estate PCL	3,739,341	2,686,920
Pruksa Real Estate PCL NVDR	1,146,200	823,607
Quality Houses PCL NVDR(a)	12,803,944	969,223
Ratchaburi Electricity Generating Holding PCL	1,000,890	1,452,629
Ratchaburi Electricity Generating Holding PCL NVDR	652,300	946,708
Robinson Department Store PCL NVDR(a)	1,209,700	2,332,304
Rojana Industrial Park PCL NVDR(a)	3,820,600	565,371
Samart Corp. PCL(a)	1,455,200	699,854
Sansiri PCL	38,177,924	2,009,936
Siamgas & Petrochemicals PCL NVDR	1,584,600	667,390
Sino-Thai Engineering & Construction PCL NVDR(a)	1,128,100	764,052
SPCG PCL NVDR	971,100	563,758
STP & I PCL NVDR	2,353,300	669,693
Supalai PCL	4,283,027	2,913,043
Thai Union Group PCL NVDR	6,121,420	3,832,420
Thaicom PCL NVDR(a)	1,114,400	681,833
Thanachart Capital PCL	2,533,066	2,522,974
Thoresen Thai Agencies PCL NVDR(a)	3,159,400	813,676
TICON Industrial Connection PCL NVDR	2,421,015	916,320
Tipco Asphalt PCL NVDR	923,700	716,301
Tisco Financial Group PCL NVDR	1,895,857	2,670,601
TPI Polene PCL NVDR(a)	7,028,610	448,039
TTW PCL(a)	7,149,624	2,278,765
Vanachai Group PCL NVDR	2,014,500	836,986
VGI Global Media PCL NVDR(a)	9,319,600	1,591,281

Total Thailand		79,240,209

Turkey - 3.1%
Albaraka Turk Katilim Bankasi AS	1,386,733	641,370
Anadolu Cam Sanayii AS*	1	1
Aselsan Elektronik Sanayi ve Ticaret AS(a)	451,090	1,477,672
AvivaSA Emeklilik ve Hayat AS Class A	115,178	764,208
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	699,408	1,719,547
Celebi Hava Servisi AS	68,402	552,801
Cimsa Cimento Sanayi ve Ticaret AS(a)	364,651	1,921,118
Dogus Otomotiv Servis ve Ticaret AS(a)	642,977	2,370,092
EGE Endustri VE Ticaret AS	5,919	487,821
Gubre Fabrikalari TAS(a)	369,462	731,048
Is Gayrimenkul Yatirim Ortakligi AS	2,048,548	1,196,794
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	1,251,687	557,147
Konya Cimento Sanayii AS	6,260	586,239
Koza Altin Isletmeleri AS*	309,936	1,372,032
Otokar Otomotiv Ve Savunma Sanayi A.S.(a)	43,271	1,459,596
Saf Gayrimenkul Yatirim Ortakligi AS	3,732,054	1,129,097
Soda Sanayii AS	623,967	987,273
Tekfen Holding AS	456,082	1,168,892
Torunlar Gayrimenkul Yatirim Ortakligi AS	672,843	1,181,596
Turk Traktor ve Ziraat Makineleri AS	110,110	3,216,400
Turkiye Sise ve Cam Fabrikalari AS	1,384,890	1,709,652
Ulker Biskuvi Sanayi AS	205,095	1,497,747
Vestel Beyaz Esya Sanayi ve Ticaret AS	413,334	1,264,875

Total Turkey		27,993,018

TOTAL COMMON STOCKS (Cost: $919,880,418)		900,959,126

RIGHTS - 0.0%

Thailand - 0.0%
Berli Jucker PCL, expiring 7/15/16* (Cost $0)	997,000	163,140

WARRANTS - 0.1%

Malaysia - 0.0%
VS Industry Bhd, expiring 1/6/19*	449,975	23,439

Thailand - 0.1%
Banpu PCL, expiring 6/5/17*	2,961,950	775,468

TOTAL WARRANTS (Cost: $0)		798,907

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(c) (Cost: $192,185)	5,341	189,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $47,777,277)(e)	47,777,277	$47,777,277

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $967,849,880)		949,887,628
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.7)%		(42,249,023)

NET ASSETS - 100.0%		$907,638,605

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $793,079, which represents 0.09% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)

At June 30, 2016, the total market value of the Fund’s securities on loan was $96,332,654 and the total market value of the collateral held by the Fund was $109,812,305. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $62,035,028.

NVDR  -  Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 0.3%
Andritz AG	712,419	$33,613,369

Belgium - 7.7%
Anheuser-Busch InBev N.V.	4,795,979	626,583,387
Bekaert S.A.	391,566	16,950,165
Delhaize Group	361,318	37,944,911
Ion Beam Applications	94,804	4,458,299
Melexis N.V.	187,691	11,739,406
Solvay S.A.	775,213	71,808,726
UCB S.A.	468,366	34,966,238

Total Belgium		804,451,132

Finland - 5.6%
Amer Sports Oyj	555,050	15,144,494
Cargotec Oyj Class B	325,083	13,153,111
Huhtamaki Oyj	485,292	20,045,034
Kemira Oyj	940,189	11,134,396
Kone Oyj Class B	2,794,699	128,071,729
Konecranes Oyj	501,051	12,613,515
Metso Oyj	837,822	19,574,258
Nokia Oyj(a)	53,962,187	306,040,970
Valmet Oyj	1,119,127	14,857,357
Wartsila Oyj Abp	1,045,309	42,444,982

Total Finland		583,079,846

France - 27.3%
Air Liquide S.A.	1,422,500	148,645,419
Airbus Group SE	3,417,745	196,415,798
Arkema S.A.	310,620	23,834,890
BioMerieux	65,524	8,891,769
Bureau Veritas S.A.	1,461,795	30,863,745
Casino Guichard Perrachon S.A.	974,327	54,359,534
Christian Dior SE	601,074	96,692,054
Cie Generale des Etablissements Michelin	772,509	73,128,791
Danone S.A.	2,304,326	162,328,941
Dassault Systemes	279,226	21,180,863
Edenred	1,008,215	20,715,803
Essilor International S.A.	335,042	44,237,718
Hermes International	153,992	57,644,503
Imerys S.A.	100,840	6,444,979
Ingenico Group S.A.	122,593	14,314,055
IPSOS	137,184	3,895,459
Kering	433,447	70,039,657
L’Oreal S.A.	1,463,340	279,619,833
Legrand S.A.	1,067,997	54,946,381
LVMH Moet Hennessy Louis Vuitton SE	1,703,074	257,315,951
Pernod Ricard S.A.	628,057	69,843,729
Publicis Groupe S.A.	777,996	52,316,938
Remy Cointreau S.A.	204,117	17,567,381
Rubis SCA	243,721	18,663,604
Safran S.A.	1,460,583	98,850,852
Saft Groupe S.A.	78,417	3,183,267
Sanofi	6,014,877	500,632,224
Sartorius Stedim Biotech	68,199	4,620,189
Schneider Electric SE	2,671,700	157,488,634
SCOR SE	1,889,403	56,306,510
SEB S.A.	95,371	11,538,212
Societe BIC S.A.	352,078	49,655,330
Sodexo S.A.	499,567	53,701,187
Tarkett S.A.	189,131	6,188,936
Technicolor S.A. Registered Shares	1,256,984	7,832,664
Technip S.A.	882,069	47,835,480
Teleperformance	169,871	14,525,631
Valeo S.A.	830,198	37,012,219
Zodiac Aerospace	736,897	17,281,813

Total France		2,850,560,943

Germany - 24.5%
adidas AG	486,902	69,481,622
Bayer AG Registered Shares	3,213,645	321,317,730
Bayerische Motoren Werke AG	3,355,950	245,284,243
Brenntag AG	363,973	17,561,163
Continental AG	587,025	110,409,854
Covestro AG(b)	456,732	20,268,338
Daimler AG Registered Shares	7,402,168	440,118,195
Duerr AG	74,299	5,612,060
Evonik Industries AG	2,826,484	83,965,759
Fresenius Medical Care AG & Co. KGaA	408,978	35,453,232
Fresenius SE & Co. KGaA	784,269	57,347,859
GEA Group AG	556,978	26,158,687
Hannover Rueck SE	896,068	93,386,562
HeidelbergCement AG	503,086	37,709,192
Henkel AG & Co. KGaA	496,654	53,448,746
Hochtief AG	320,214	41,159,298
Infineon Technologies AG	2,828,920	40,777,661
K+S AG Registered Shares(a)	1,525,646	31,093,225
Krones AG	101,099	10,647,545
KUKA AG	33,608	3,976,368
LANXESS AG	371,567	16,214,475
Linde AG	534,042	74,369,358
Merck KGaA	80,113	8,103,586
MTU Aero Engines AG	102,954	9,583,622
NORMA Group SE	198,801	9,389,772
OSRAM Licht AG	258,704	13,375,924
SAP SE	2,738,858	204,349,926
Siemens AG Registered Shares	4,389,698	447,732,800
SMA Solar Technology AG(a)	26,273	1,290,108
Software AG	229,815	7,798,531
Symrise AG	221,536	15,049,950
Wacker Chemie AG(a)	101,281	8,828,168

Total Germany		2,561,263,559

Ireland - 1.1%
CRH PLC	3,403,716	98,315,263
Glanbia PLC	308,548	5,803,286
Kerry Group PLC Class A	147,080	13,048,999

Total Ireland		117,167,548

Italy - 1.5%
Autogrill SpA	1,455,590	11,723,880
Brunello Cucinelli SpA(a)	295,566	5,306,279
DiaSorin SpA	197,535	12,069,827
Industria Macchine Automatiche SpA	217,854	13,081,439
Interpump Group SpA	573,844	8,963,414
Luxottica Group SpA	1,438,316	69,732,195
Moncler SpA	586,952	9,220,326
Parmalat SpA(a)	1,427,325	3,713,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2016

Investments	Shares	Value
Salvatore Ferragamo SpA	963,979	$19,544,507

Total Italy		153,355,543

Netherlands - 8.9%
Aegon N.V.	27,424,513	107,549,380
Akzo Nobel N.V.	981,680	61,476,942
Arcadis N.V.	274,609	4,141,416
ASM International N.V.	166,152	6,431,915
ASML Holding N.V.	1,001,184	98,313,083
BE Semiconductor Industries N.V.	284,303	7,727,179
Boskalis Westminster	634,799	21,784,542
Corbion N.V.	272,921	6,550,667
Gemalto N.V.	185,716	11,304,332
Heineken Holding N.V.	834,456	67,822,129
Heineken N.V.	1,781,206	163,787,738
Koninklijke Ahold N.V.	4,016,772	88,802,366
Koninklijke DSM N.V.	1,108,577	64,029,478
Koninklijke Philips N.V.	5,322,741	132,428,263
Koninklijke Vopak N.V.	472,090	23,545,996
SBM Offshore N.V.	1,066,503	12,422,952
Wolters Kluwer N.V.	1,381,785	56,123,008

Total Netherlands		934,241,386

Portugal - 0.7%
Galp Energia, SGPS, S.A.	5,117,311	71,063,420

Spain - 17.0%
Acerinox S.A.	2,799,699	30,888,627
ACS Actividades de Construccion y Servicios S.A.	2,350,394	63,699,463
Applus Services S.A.	975,940	9,497,767
Banco Bilbao Vizcaya Argentaria S.A.(a)	82,791,005	465,769,593
Banco Santander S.A.	125,145,907	476,736,514
Gamesa Corp. Tecnologica S.A.	543,249	10,679,324
Grifols S.A.	1,324,091	29,802,422
Mapfre S.A.(a)	28,644,996	62,309,711
Obrascon Huarte Lain S.A.*	3,273,224	11,381,889
Prosegur Cia de Seguridad S.A.	2,440,162	14,638,841
Tecnicas Reunidas S.A.	89,774	2,668,892
Telefonica S.A.	63,042,833	592,516,386
Viscofan S.A.	140,451	7,743,965

Total Spain		1,778,333,394

Switzerland - 0.5%
STMicroelectronics N.V.	8,474,781	49,334,877

United Kingdom - 4.5%
CNH Industrial N.V.	5,054,904	36,390,012
Unilever N.V. CVA	9,255,117	430,917,226

Total United Kingdom		467,307,238

TOTAL COMMON STOCKS (Cost: $12,364,450,159)		10,403,772,255

RIGHTS - 0.0%

Spain - 0.0%
Acerinox S.A., expiring 7/13/16*	3,029,218	1,527,850
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16*	2,491,043	1,751,778

TOTAL RIGHTS (Cost: $3,459,886)		3,279,628

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $57,715,747)(d)	57,715,747	57,715,747

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $12,425,625,792)		10,464,767,630
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(16,916,885)

NET ASSETS - 100.0%		$10,447,850,745

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $54,593,398 and the total market value of the collateral held by the Fund was $57,715,747.

CVA  -  Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	USD	1,700,000	EUR	1,529,919	$(337)
7/5/2016	EUR	800,422,347	USD	894,207,833	4,979,102
7/5/2016	EUR	799,946,175	USD	894,207,833	5,508,104
7/5/2016	EUR	686,025,329	USD	766,463,857	4,324,425
7/5/2016	EUR	685,586,579	USD	766,463,857	4,811,854
7/5/2016	EUR	342,762,017	USD	383,231,928	2,440,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	EUR	685,586,579	USD	766,463,857	$4,811,854
7/5/2016	EUR	342,709,908	USD	383,231,928	2,498,559
7/5/2016	EUR	571,280,248	USD	638,719,881	4,056,429
7/5/2016	EUR	571,379,903	USD	638,719,881	3,945,718
7/5/2016	EUR	571,123,936	USD	638,719,881	4,230,083
7/5/2016	EUR	571,786,548	USD	638,719,881	3,493,955
7/5/2016	EUR	685,343,208	USD	766,463,857	5,082,227
7/5/2016	EUR	686,136,486	USD	766,463,857	4,200,935
7/5/2016	EUR	686,440,049	USD	766,463,857	3,863,692
7/5/2016	EUR	686,319,580	USD	766,463,863	3,997,533
7/5/2016	EUR	685,338,919	USD	766,463,857	5,086,992
7/5/2016	EUR	685,885,973	USD	766,463,857	4,479,243
7/5/2016	EUR	685,706,183	USD	766,463,857	4,678,980
7/5/2016	EUR	33,264,774	USD	37,073,325	117,844
7/5/2016	EUR	2,394,535	USD	2,692,051	31,844
7/5/2016	USD	43,072,817	EUR	38,506,005	(294,594)
7/5/2016	USD	102,297,940	EUR	91,561,609	(577,625)
7/5/2016	USD	134,602,553	EUR	118,296,140	(3,181,527)
7/5/2016	USD	94,221,787	EUR	82,615,035	(2,440,662)
7/5/2016	USD	59,225,123	EUR	52,378,610	(1,035,137)
7/5/2016	USD	121,142,297	EUR	107,971,213	(1,191,742)
7/5/2016	USD	34,996,664	EUR	31,373,440	(142,360)
7/5/2016	USD	8,076,153	EUR	7,174,326	(105,840)
7/5/2016	USD	59,225,123	EUR	52,206,023	(1,226,872)
7/5/2016	USD	256,498,996	EUR	226,099,869	(5,313,481)
7/5/2016	USD	29,612,562	EUR	26,256,112	(443,350)
7/5/2016	USD	188,443,574	EUR	166,916,665	(3,007,604)
7/5/2016	USD	53,841,021	EUR	47,410,206	(1,170,681)
7/5/2016	USD	59,225,123	EUR	53,937,569	696,787
7/5/2016	USD	253,052,799	EUR	228,921,704	1,267,633
7/5/2016	USD	169,599,216	EUR	152,723,705	69,093
7/5/2016	USD	734,924,538	EUR	662,153,832	694,868
7/5/2016	USD	220,356,473	EUR	198,344,230	(6,068)
7/5/2016	USD	220,356,473	EUR	198,345,659	(4,481)
7/5/2016	USD	629,935,318	EUR	567,355,956	368,445
7/5/2016	USD	524,946,098	EUR	472,796,630	307,037
7/5/2016	USD	629,935,318	EUR	567,611,568	652,416
7/5/2016	USD	629,935,318	EUR	567,539,973	572,878
7/5/2016	USD	524,946,098	EUR	472,796,630	307,037
7/5/2016	USD	524,946,098	EUR	472,924,413	448,997
7/5/2016	USD	629,935,318	EUR	567,580,882	618,326
7/5/2016	USD	209,978,439	EUR	189,203,856	217,472
7/5/2016	USD	629,935,318	EUR	567,407,060	425,218
7/5/2016	USD	209,978,439	EUR	189,169,765	179,599
7/5/2016	USD	734,924,549	EUR	661,528,016	(393)
7/5/2016	USD	629,935,318	EUR	567,024,005	(337)
7/5/2016	USD	629,935,318	EUR	567,024,005	(337)
7/5/2016	USD	209,978,439	EUR	189,008,001	(112)
7/5/2016	USD	524,946,098	EUR	472,507,244	(14,456)
7/5/2016	USD	629,935,318	EUR	567,407,060	425,218
7/5/2016	USD	629,935,318	EUR	567,024,005	(337)
7/5/2016	USD	629,935,318	EUR	567,867,410	936,644
7/5/2016	USD	207,394,328	EUR	186,676,923	(5,711)
8/2/2016	EUR	567,049,526	USD	629,935,318	(661,640)
8/2/2016	EUR	566,967,867	USD	629,935,318	(570,830)
8/2/2016	EUR	566,799,520	USD	629,935,318	(383,616)
8/2/2016	EUR	472,332,933	USD	524,946,098	(319,680)
8/2/2016	EUR	661,485,135	USD	734,924,538	(691,127)
8/2/2016	EUR	472,328,683	USD	524,946,098	(314,954)
8/2/2016	EUR	189,015,658	USD	209,978,439	(219,601)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/2/2016	EUR	472,447,709	USD	524,946,098	$(447,319)
8/2/2016	EUR	566,855,624	USD	629,935,318	(446,008)
8/2/2016	EUR	567,013,287	USD	629,935,318	(621,340)
8/2/2016	EUR	660,878,410	USD	734,924,549	(16,397)
8/2/2016	EUR	188,826,135	USD	209,978,439	(8,839)
8/2/2016	EUR	566,469,238	USD	629,935,318	(16,321)
8/2/2016	EUR	566,465,672	USD	629,935,318	(12,355)
8/2/2016	EUR	188,978,573	USD	209,978,439	(178,360)
8/2/2016	EUR	566,840,322	USD	629,935,318	(428,991)
8/2/2016	EUR	472,056,849	USD	524,946,098	(12,656)
8/2/2016	EUR	567,299,752	USD	629,935,318	(939,909)
8/2/2016	EUR	566,483,501	USD	629,935,318	(32,183)
8/2/2016	USD	166,059,436	EUR	149,317,643	(8,241)

					$58,333,299

CURRENCY LEGEND

EUR          Euro

USD          U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 3.0%
Austria Technologie & Systemtechnik AG	37,400	$448,319
Oesterreichische Post AG*	37,651	1,213,232
S IMMO AG*	32,051	299,099
Telekom Austria AG*	132,559	768,730
UNIQA Insurance Group AG	299,822	1,790,010
Verbund AG	84,783	1,197,150
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,553	539,415
Wienerberger AG	29,464	412,436

Total Austria		6,668,391

Belgium - 8.2%
Ackermans & van Haaren N.V.	7,857	961,906
Bekaert S.A.	28,738	1,244,015
bpost S.A.	144,023	3,661,652
Cie d’Entreprises CFE	5,469	496,877
Cofinimmo S.A.	9,262	1,088,127
D’ieteren S.A./N.V.	19,818	854,912
Econocom Group S.A./N.V.*	38,385	439,658
Elia System Operator S.A./N.V.	21,924	1,225,617
Euronav N.V.	268,080	2,455,255
Exmar N.V.	28,642	204,951
Ion Beam Applications	15,108	710,476
Melexis N.V.	16,053	1,004,058
Ontex Group N.V.	13,029	409,051
Umicore S.A.	43,814	2,252,199
Warehouses De Pauw	13,890	1,300,069

Total Belgium		18,308,823

Finland - 10.5%
Amer Sports Oyj	38,394	1,047,577
Cargotec Oyj Class B	19,067	771,466
Caverion Corp.	54,373	347,333
Citycon Oyj	160,285	364,328
Cramo Oyj	23,670	486,742
F-Secure Oyj	81,229	240,944
Huhtamaki Oyj	35,080	1,448,983
Kemira Oyj	104,941	1,242,787
Kesko Oyj Class B	61,886	2,620,835
Konecranes Oyj	37,558	945,489
Lassila & Tikanoja Oyj	25,729	475,917
Metsa Board Oyj	114,264	577,584
Metso Oyj	86,855	2,029,217
Nokian Renkaat Oyj	92,968	3,308,146
Orion Oyj Class B	60,065	2,322,175
PKC Group Oyj	12,054	226,716
Raisio Oyj Class V	57,170	245,795
Ramirent Oyj	97,984	750,013
Sanoma Oyj	64,752	378,025
Tieto Oyj	52,315	1,426,248
Tikkurila Oyj	21,428	387,076
Uponor Oyj	36,809	579,862
Valmet Oyj	64,461	855,774
YIT Oyj	67,136	481,071

Total Finland		23,560,103

France - 18.0%
Alten S.A.	11,389	672,486
Altran Technologies S.A.*	45,855	609,783
Beneteau S.A.	21,916	208,366
BioMerieux	5,698	773,233
Bourbon Corp.(a)	35,097	407,846
Edenred	168,013	3,452,165
Elior Participations SCA(b)	37,826	824,697
Eurazeo S.A.	42,798	2,543,733
Eutelsat Communications S.A.	216,054	4,086,427
Faurecia	37,623	1,201,044
Gaztransport Et Technigaz S.A.	45,953	1,399,065
Havas S.A.	136,157	1,054,912
Ipsen S.A.	18,883	1,162,814
IPSOS	19,878	564,453
Jacquet Metal Service	23,054	304,012
Korian S.A.(a)	18,638	602,541
Lagardere SCA	83,691	1,826,988
Metropole Television S.A.	55,353	922,416
Neopost S.A.	28,207	651,173
Nexity S.A.*	41,117	2,087,298
Orpea(a)	7,755	638,230
Plastic Omnium S.A.	36,576	1,027,839
Rallye S.A.	71,616	1,238,776
Remy Cointreau S.A.	16,030	1,379,626
Rexel S.A.*	135,179	1,699,253
Rubis SCA	22,109	1,693,057
Saft Groupe S.A.	10,800	438,416
Sopra Steria Group	5,041	521,220
SPIE S.A.	67,375	1,209,954
Tarkett S.A.	23,668	774,488
Technicolor S.A. Registered Shares	78,636	490,006
Teleperformance	14,018	1,198,676
Television Francaise 1	40,392	428,945
Vicat S.A.	14,871	840,915
Wendel S.A.	13,126	1,357,906

Total France		40,292,759

Germany - 18.4%
Aareal Bank AG	30,891	970,008
alstria office REIT-AG*	83,627	1,127,871
AURELIUS SE & Co. KGaA	18,458	1,080,866
Aurubis AG	21,511	975,740
BayWa AG	10,387	311,045
Bechtle AG	6,380	669,235
Bertrandt AG	2,454	239,912
Carl Zeiss Meditec AG Bearer Shares	18,897	764,902
CompuGroup Medical SE	8,733	363,725
CTS Eventim AG & Co. KGaA	27,379	834,178
DMG MORI AG*	21,795	1,024,337
Drillisch AG(a)	35,775	1,368,791
Duerr AG	8,822	666,356
Elmos Semiconductor AG	19,577	240,980
ElringKlinger AG	31,412	615,586
Freenet AG	101,237	2,595,226
Fuchs Petrolub SE	28,916	1,039,218
Gerresheimer AG	5,602	429,362
Gerry Weber International AG(a)	19,417	226,283
Hamburger Hafen und Logistik AG	19,223	287,128
Hella KGaA Hueck & Co.	41,624	1,330,156
Hugo Boss AG	65,423	3,699,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2016

Investments	Shares	Value
Indus Holding AG	11,800	$547,965
Jenoptik AG	21,266	349,538
K+S AG Registered Shares(a)	145,760	2,970,642
KION Group AG	22,987	1,109,217
Krones AG	8,829	929,853
KUKA AG	3,695	437,178
LANXESS AG	15,105	659,153
LEG Immobilien AG*	26,044	2,427,237
MTU Aero Engines AG	15,047	1,400,672
NORMA Group SE	13,745	649,204
Pfeiffer Vacuum Technology AG	5,376	502,643
Rheinmetall AG	11,714	692,327
RHOEN-KLINIKUM AG	31,500	921,416
Salzgitter AG	9,317	245,157
Sixt SE	12,588	642,943
Software AG	23,539	798,771
STADA Arzneimittel AG*	17,252	890,074
Stroeer SE & Co KGaA(a)	11,162	511,455
Suedzucker AG	54,507	1,197,466
Takkt AG	24,047	472,855
TLG Immobilien AG	37,649	789,677
VTG AG	7,527	217,415
Wacker Neuson SE	16,977	262,634
Wirecard AG(a)	6,822	299,063
Wuestenrot & Wuerttembergische AG	24,971	450,800

Total Germany		41,235,756

Ireland - 1.1%
C&C Group PLC	169,415	663,822
Fyffes PLC	132,337	202,887
Glanbia PLC	31,703	596,282
Irish Continental Group PLC	70,532	329,102
Kingspan Group PLC	24,776	536,735
Origin Enterprises PLC	29,355	177,115

Total Ireland		2,505,943

Italy - 20.4%
A2A SpA	1,498,977	1,961,709
ACEA SpA	57,314	695,945
Anima Holding SpA(b)	106,651	498,817
Ansaldo STS SpA	58,397	664,331
Ascopiave SpA	241,580	724,634
ASTM SpA	24,721	268,596
Autogrill SpA	59,355	478,068
Azimut Holding SpA	43,704	708,387
Banca Generali SpA	96,324	1,919,779
Banca IFIS SpA	27,633	557,184
Banca Popolare dell’Emilia Romagna SC	203,828	742,279
Banca Popolare di Milano SCARL	3,570,913	1,461,084
Banca Popolare di Sondrio SCARL	283,028	725,075
Banco Popolare	294,967	702,575
Biesse SpA	21,711	272,072
Brembo SpA	18,648	1,023,626
Cairo Communication SpA	59,654	298,227
Cerved Information Solutions SpA	66,051	519,159
Credito Emiliano SpA	143,376	865,706
Credito Valtellinese	1,336,465	610,082
Datalogic SpA	17,040	273,925
Davide Campari-Milano SpA	111,858	1,103,505
De’ Longhi SpA	47,207	1,121,265
DiaSorin SpA	12,044	735,915
ERG SpA	88,811	1,010,325
FinecoBank Banca Fineco SpA	350,038	2,274,916
Geox SpA	123,469	382,424
Hera SpA	793,813	2,167,676
Immobiliare Grande Distribuzione SIIQ SpA	514,487	419,532
Industria Macchine Automatiche SpA	17,535	1,052,921
Infrastrutture Wireless Italiane SpA(b)	193,227	850,934
Interpump Group SpA	25,537	398,887
Iren SpA	718,697	1,109,826
Maire Tecnimont SpA	98,461	247,429
MARR SpA	34,058	643,602
Moncler SpA	33,086	519,742
OVS SpA(b)	83,072	483,132
Parmalat SpA	227,964	593,127
Prysmian SpA	74,364	1,622,552
RAI Way SpA(b)	55,739	250,789
Salvatore Ferragamo SpA	40,570	822,550
Saras SpA	1,377,501	2,385,791
Societa Cattolica di Assicurazioni SCRL	108,897	685,951
Societa Iniziative Autostradali e Servizi SpA	92,082	792,301
Tod’s SpA	7,400	396,500
Trevi Finanziaria Industriale SpA	178,470	245,063
Unione di Banche Italiane SpA	541,808	1,489,153
Unipol Gruppo Finanziario SpA	618,398	1,446,841
UnipolSai SpA	2,798,680	4,188,081
Zignago Vetro SpA	50,227	305,782

Total Italy		45,717,772

Netherlands - 6.0%
Aalberts Industries N.V.	31,466	945,590
Accell Group	18,940	391,264
Arcadis N.V.	52,555	792,589
ASM International N.V.	21,701	840,068
BE Semiconductor Industries N.V.	26,585	722,564
Beter Bed Holding N.V.	8,954	196,462
Boskalis Westminster	92,787	3,184,193
Brunel International N.V.	61,623	1,130,960
Corbion N.V.	28,903	693,732
Euronext N.V.(b)	37,675	1,387,075
Flow Traders(b)	36,436	1,253,216
IMCD Group N.V.	9,802	387,395
Refresco Group N.V.(b)	19,826	294,704
SBM Offshore N.V.	52,819	615,252
TKH Group N.V. CVA	20,257	684,137

Total Netherlands		13,519,201

Portugal - 2.6%
Altri, SGPS, S.A.	240,302	775,795
CTT-Correios de Portugal S.A.	106,165	839,053
Mota-Engil, SGPS, S.A.(a)	154,414	255,261
Navigator Co. S.A. (The)	602,666	1,683,202
NOS, SGPS S.A.	209,513	1,268,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2016

Investments	Shares	Value
Pharol, SGPS, S.A.(a)	2,220,021	$256,498
REN - Redes Energeticas Nacionais, SGPS, S.A.	209,568	589,732
Semapa-Sociedade de Investimento e Gestao	18,859	207,440

Total Portugal		5,875,514

Spain - 11.3%
Acciona S.A.	22,647	1,641,165
Acerinox S.A.	170,461	1,880,669
Almirall S.A.	36,880	549,432
Applus Services S.A.	49,186	478,674
Atresmedia Corp. de Medios de Comunicaion S.A.(a)	109,633	1,062,067
Bolsas y Mercados Espanoles SHMSF S.A.	94,480	2,628,261
Cia de Distribucion Integral Logista Holdings S.A.	76,144	1,598,368
Cie Automotive S.A.	31,142	519,477
Distribuidora Internacional de Alimentacion S.A.*	246,499	1,424,557
Ebro Foods S.A.	83,024	1,898,206
Ence Energia y Celulosa S.A.	140,504	335,600
Faes Farma S.A.	138,638	452,048
Grupo Catalana Occidente S.A.	44,999	1,236,792
Mediaset Espana Comunicacion S.A.	231,363	2,587,033
Obrascon Huarte Lain S.A.*	132,397	460,380
Papeles y Cartones de Europa S.A.	55,243	291,518
Prosegur Cia de Seguridad S.A.	185,933	1,115,436
Sacyr S.A.	360,589	584,470
Saeta Yield S.A.	84,473	843,387
Tecnicas Reunidas S.A.	43,957	1,306,798
Viscofan S.A.	13,977	770,642
Zardoya Otis S.A.	176,232	1,646,550

Total Spain		25,311,530

TOTAL COMMON STOCKS (Cost: $236,311,173)		222,995,792

RIGHTS - 0.1%

Spain - 0.1%
Acerinox S.A., expiring 7/13/16* (Cost $88,512)	178,480	90,020

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $3,589,027)(d)	3,589,027	3,589,027

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $239,988,712)		226,674,839
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.2)%		(2,648,385)

NET ASSETS - 100.0%		$224,026,454

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $3,973,092 and the total market value of the collateral held by the Fund was $4,173,876. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $584,849.

CVA - Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	USD	200,000	EUR	180,259	$259
7/5/2016	EUR	36,745,304	USD	40,950,951	128,777
7/5/2016	EUR	48,226,697	USD	53,748,123	170,703
7/5/2016	EUR	48,228,817	USD	53,748,123	168,347
7/5/2016	EUR	48,226,827	USD	53,748,123	170,559
7/5/2016	EUR	48,225,182	USD	53,748,123	172,385
7/5/2016	USD	3,200,876	EUR	2,821,522	(66,307)
7/5/2016	USD	11,236,541	EUR	9,952,931	(179,338)
7/5/2016	USD	50,716,265	EUR	45,648,957	(2,583)
7/5/2016	USD	38,640,966	EUR	34,780,974	(1,064)
7/5/2016	USD	50,716,265	EUR	45,650,354	(1,031)
7/5/2016	USD	50,716,265	EUR	45,648,998	(2,538)
7/5/2016	USD	50,716,265	EUR	45,649,203	(2,310)
8/2/2016	EUR	31,920,530	USD	35,496,906	(856)
8/2/2016	EUR	41,892,604	USD	46,589,687	2,312
8/2/2016	EUR	41,893,998	USD	46,589,687	762
8/2/2016	EUR	41,894,639	USD	46,589,687	50
8/2/2016	EUR	41,894,526	USD	46,589,687	175

					$558,302

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Belgium - 0.8%
bpost S.A.	2,405	$61,145
Ion Beam Applications	307	14,437
Melexis N.V.	344	21,516
Warehouses De Pauw	228	21,340

Total Belgium		118,438

Denmark - 3.7%
Novo Nordisk A/S Class B	8,570	458,266
Novozymes A/S Class B	745	35,555
Pandora A/S	310	41,986
Royal Unibrew A/S	291	12,949

Total Denmark		548,756

Finland - 2.7%
Elisa Oyj	1,787	68,293
Huhtamaki Oyj	638	26,353
Kesko Oyj Class B	932	39,470
Kone Oyj Class B	3,702	169,650
Orion Oyj Class B	952	36,805
Wartsila Oyj Abp	1,653	67,120

Total Finland		407,691

France - 9.0%
Airbus Group SE	4,639	266,601
Arkema S.A.	458	35,144
Atos SE	258	21,362
BioMerieux	107	14,520
Bureau Veritas S.A.	2,872	60,638
Capgemini S.A.	619	53,776
Cie Generale des Etablissements Michelin	849	80,370
Dassault Systemes	446	33,832
Essilor International S.A.	515	67,999
Eurazeo S.A.	642	38,158
Gaztransport Et Technigaz S.A.	862	26,244
Hermes International	189	70,749
Ingenico Group S.A.	201	23,469
Ipsen S.A.	284	17,489
LVMH Moet Hennessy Louis Vuitton SE	2,065	311,999
Plastic Omnium S.A.	373	10,482
Rubis SCA	310	23,739
Sartorius Stedim Biotech	197	13,346
SEB S.A.	120	14,518
Sopra Steria Group	84	8,685
Thales S.A.	949	79,082
Valeo S.A.	888	39,589
Zodiac Aerospace	1,142	26,782

Total France		1,338,573

Germany - 17.4%
adidas AG	507	72,350
Bayer AG Registered Shares	5,477	547,620
Continental AG	705	132,599
Covestro AG(a)	847	37,587
CTS Eventim AG & Co. KGaA	441	13,436
Deutsche Post AG Registered Shares	9,274	259,377
Deutsche Telekom AG Registered Shares	39,998	678,978
Fielmann AG	444	32,373
Fuchs Petrolub SE	496	17,826
GEA Group AG	898	42,175
Hella KGaA Hueck & Co.	500	15,978
Henkel AG & Co. KGaA	942	101,376
Infineon Technologies AG	4,307	62,083
KION Group AG	412	19,881
MTU Aero Engines AG	287	26,716
OSRAM Licht AG	448	23,163
ProSiebenSat.1 Media SE*	1,679	73,147
SAP SE	4,789	357,314
Sixt SE	250	12,769
Symrise AG	498	33,831
United Internet AG Registered Shares	938	38,765

Total Germany		2,599,344

Ireland - 0.4%
Greencore Group PLC	2,672	10,984
Kerry Group PLC Class A	249	22,091
Kingspan Group PLC	572	12,392
Paddy Power Betfair PLC	183	19,212

Total Ireland		64,679

Italy - 1.6%
Banca Generali SpA	1,764	35,157
Brembo SpA	249	13,668
De’ Longhi SpA	579	13,753
DiaSorin SpA	249	15,215
Industria Macchine Automatiche SpA	348	20,896
Luxottica Group SpA	1,538	74,565
Prysmian SpA	1,349	29,434
RAI Way SpA(a)	2,245	10,101
Salvatore Ferragamo SpA	852	17,274

Total Italy		230,063

Netherlands - 3.7%
Aalberts Industries N.V.	437	13,132
ASML Holding N.V.	1,288	126,478
Boskalis Westminster	1,555	53,363
Euronext N.V.(a)	598	22,017
Flow Traders(a)	586	20,156
Gemalto N.V.	199	12,113
GrandVision N.V.(a)	508	13,189
Heineken Holding N.V.	1,138	92,493
Koninklijke Ahold N.V.	4,760	105,234
Koninklijke Vopak N.V.	687	34,265
TKH Group N.V. CVA	324	10,942
Wolters Kluwer N.V.	1,323	53,735

Total Netherlands		557,117

Norway - 0.8%
AF Gruppen ASA	776	13,539
Entra ASA(a)	1,744	16,361
Kongsberg Gruppen ASA	1,150	16,835
Leroy Seafood Group ASA	380	17,847
Salmar ASA	1,154	34,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2016

Investments	Shares	Value
Veidekke ASA	1,642	$19,622

Total Norway		118,281

Portugal - 0.5%
CTT-Correios de Portugal S.A.	2,391	18,897
Jeronimo Martins, SGPS, S.A.	3,401	53,501

Total Portugal		72,398

Spain - 4.7%
Almirall S.A.	809	12,052
Amadeus IT Holding S.A. Class A	1,969	85,913
Atresmedia Corp. de Medios de Comunicaion S.A.	1,746	16,914
Distribuidora Internacional de Alimentacion S.A.*	5,722	33,068
Grifols S.A.	1,656	37,273
Industria de Diseno Textil S.A.	10,129	336,571
Mediaset Espana Comunicacion S.A.	2,966	33,165
Prosegur Cia de Seguridad S.A.	2,849	17,092
Red Electrica Corp. S.A.	1,098	97,793
Viscofan S.A.	191	10,531
Zardoya Otis S.A.	2,619	24,470

Total Spain		704,842

Sweden - 8.6%
AAK AB	153	10,826
Assa Abloy AB Class B	4,646	94,371
Atlas Copco AB Class A	5,775	148,112
Atlas Copco AB Class B	3,456	80,846
Axfood AB	1,621	30,879
Betsson AB*	967	8,001
BillerudKorsnas AB	1,628	24,076
Boliden AB	1,648	31,666
Castellum AB	1,349	19,090
Hennes & Mauritz AB Class B	9,684	281,741
Hexagon AB Class B	1,221	44,083
Hexpol AB	1,966	19,955
Husqvarna AB Class B	2,117	15,629
Indutrade AB	849	16,644
Intrum Justitia AB	608	18,887
Investment AB Latour Class B	856	31,905
JM AB	505	12,570
Loomis AB Class B	611	14,834
Meda AB Class A	1,669	30,119
NCC AB Class B	737	16,962
Nibe Industrier AB Class B	1,940	15,982
Sandvik AB	9,065	89,605
Securitas AB Class B	2,624	40,044
Sweco AB Class B	961	16,571
Telia Co. AB	37,882	177,591

Total Sweden		1,290,989

Switzerland - 16.2%
ABB Ltd. Registered Shares*	4,149	81,430
Actelion Ltd. Registered Shares*	256	42,886
Cie Financiere Richemont S.A. Registered Shares	2,546	148,312
EMS-Chemie Holding AG Registered Shares	132	68,087
Galenica AG Registered Shares	23	30,951
GAM Holding AG*	2,544	27,028
Geberit AG Registered Shares	204	77,060
Kuehne + Nagel International AG Registered Shares	946	132,257
Partners Group Holding AG	184	78,713
Roche Holding AG Bearer Shares	1,245	330,036
Roche Holding AG Genusschein	3,234	850,162
Schindler Holding AG Participation Certificate	154	27,822
Schindler Holding AG Registered Shares	267	48,538
SGS S.A. Registered Shares	58	132,527
Sonova Holding AG Registered Shares	238	31,515
Straumann Holding AG Registered Shares	69	27,180
Swatch Group AG (The) Bearer Shares	103	29,921
Swatch Group AG (The) Registered Shares	598	34,160
Syngenta AG Registered Shares	581	223,108

Total Switzerland		2,421,693

United Kingdom - 29.6%
ARM Holdings PLC	3,335	50,423
Ashtead Group PLC	2,172	30,894
Babcock International Group PLC	3,031	36,649
Barratt Developments PLC	6,748	36,570
Bellway PLC	646	16,391
Berendsen PLC	1,301	21,183
Berkeley Group Holdings PLC	1,075	36,257
Big Yellow Group PLC	1,578	16,475
Booker Group PLC	10,882	25,225
British American Tobacco PLC	12,143	786,153
Britvic PLC	2,377	18,589
Burberry Group PLC	2,379	36,891
Carnival PLC	775	34,292
Compass Group PLC	5,971	113,504
Croda International PLC	645	27,066
Diageo PLC	17,665	492,718
easyJet PLC	2,984	43,321
esure Group PLC	4,788	18,312
Fresnillo PLC	624	13,714
Halma PLC	1,923	26,144
Hammerson PLC	6,068	43,641
Hargreaves Lansdown PLC	3,246	53,937
Hikma Pharmaceuticals PLC	519	17,102
Howden Joinery Group PLC	3,751	19,260
IG Group Holdings PLC	2,961	32,042
Inmarsat PLC	4,888	52,568
International Consolidated Airlines Group S.A.	15,106	74,260
Jardine Lloyd Thompson Group PLC	2,326	29,213
Johnson Matthey PLC	1,068	39,990
Jupiter Fund Management PLC	7,601	37,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2016

Investments	Shares	Value
Kingfisher PLC	8,421	$36,304
Merlin Entertainments PLC(a)	3,838	22,590
Micro Focus International PLC	1,033	22,274
Mondi PLC	2,342	43,674
Moneysupermarket.com Group PLC	3,912	14,172
Next PLC	1,469	96,813
Persimmon PLC	2,316	44,799
Reckitt Benckiser Group PLC	3,126	312,995
RELX N.V.	4,874	84,524
RELX PLC	5,164	94,988
Rightmove PLC	410	19,994
Rotork PLC	6,137	17,762
Sage Group PLC (The)	5,865	50,609
Savills PLC	1,468	12,030
Segro PLC	4,569	25,329
Sky PLC	10,232	115,991
Smith & Nephew PLC	3,879	65,700
Smiths Group PLC	3,311	51,033
Spirax-Sarco Engineering PLC	494	24,698
Unilever N.V. CVA	12,143	565,377
Unilever PLC	7,657	366,342
Unite Group PLC (The)	1,294	10,725
Victrex PLC	813	16,422
Whitbread PLC	691	32,257

Total United Kingdom		4,427,335

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $15,515,825)		14,900,199
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		51,207

NET ASSETS - 100.0%		$14,951,406

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	EUR	3,906	USD	4,336	$(3)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 1.4%
ams AG	133,097	$3,681,959
Austria Technologie & Systemtechnik AG	113,562	1,361,284
RHI AG	134,648	2,580,378
S IMMO AG*	125,308	1,169,371
Wienerberger AG	124,353	1,740,688
Zumtobel Group AG	79,430	960,963

Total Austria		11,494,643

Belgium - 3.5%
Econocom Group S.A./N.V.*	136,198	1,559,997
Euronav N.V.	1,565,161	14,334,788
Exmar N.V.	140,865	1,007,977
Ion Beam Applications	90,019	4,233,278
Recticel S.A.	200,302	1,132,654
Rezidor Hotel Group AB	317,132	1,306,302
Warehouses De Pauw	41,552	3,889,163

Total Belgium		27,464,159

Denmark - 2.6%
Alm Brand A/S	365,416	2,433,633
FLSmidth & Co. A/S	72,030	2,558,825
Matas A/S	170,720	2,893,430
NKT Holding A/S	26,132	1,316,199
Per Aarsleff Holding A/S	48,421	1,052,033
Rockwool International A/S Class B	8,852	1,596,765
Schouw & Co.	57,635	3,188,652
SimCorp A/S	56,440	2,760,982
Spar Nord Bank A/S	341,152	2,725,426

Total Denmark		20,525,945

Finland - 6.4%
Caverion Corp.	426,806	2,726,419
Cramo Oyj	116,836	2,402,577
F-Secure Oyj	390,564	1,158,505
HKScan Oyj Class A	209,386	721,113
Kemira Oyj	536,288	6,351,109
Konecranes Oyj	220,791	5,558,218
Metsa Board Oyj	911,809	4,609,030
PKC Group Oyj	83,813	1,576,386
Raisio Oyj Class V	261,985	1,126,372
Ramirent Oyj	484,213	3,706,380
Sanoma Oyj	256,278	1,496,161
Technopolis Oyj	114,501	451,577
Tieto Oyj	273,277	7,450,268
Tikkurila Oyj	74,101	1,338,563
Uponor Oyj	171,524	2,702,063
Valmet Oyj	368,293	4,889,401
YIT Oyj	323,611	2,318,875

Total Finland		50,583,017

France - 4.1%
Albioma S.A.	58,143	894,626
Alten S.A.	51,958	3,067,962
Chargeurs S.A.	111,086	1,229,173
Derichebourg S.A.	310,715	794,279
Gaztransport Et Technigaz S.A.	159,633	4,860,117
IPSOS	109,796	3,117,753
Jacquet Metal Service	60,208	793,961
Neopost S.A.	356,905	8,239,341
Oeneo S.A.	111,880	942,141
Rallye S.A.	256,872	4,443,239
Saft Groupe S.A.	50,008	2,030,029
Tarkett S.A.	63,890	2,090,673

Total France		32,503,294

Germany - 7.6%
alstria office REIT-AG*	484,106	6,529,102
AURELIUS SE & Co. KGaA	118,731	6,952,667
BayWa AG	63,546	1,902,926
Bertrandt AG	20,867	2,040,032
CANCOM SE	16,379	807,367
Capital Stage AG	162,357	1,065,989
CHORUS Clean Energy AG	72,279	734,730
Elmos Semiconductor AG	70,064	862,440
ElringKlinger AG	150,175	2,943,002
Gerry Weber International AG	147,435	1,718,187
GFT Technologies SE	40,659	808,093
Grammer AG	18,970	762,904
Hamburger Hafen und Logistik AG	112,859	1,685,743
Indus Holding AG	49,521	2,299,641
Jenoptik AG	82,671	1,358,822
Leoni AG	96,496	2,637,709
MLP AG	381,009	1,357,464
NORMA Group SE	51,019	2,409,730
Pfeiffer Vacuum Technology AG	29,783	2,784,636
RIB Software AG	98,414	953,493
Salzgitter AG	49,164	1,293,644
SHW AG	25,954	772,307
Sixt SE	69,231	3,536,036
SMA Solar Technology AG	10,591	520,060
Takkt AG	58,239	1,145,200
TLG Immobilien AG	210,104	4,406,874
VERBIO Vereinigte BioEnergie AG	122,205	719,954
VTG AG	30,916	892,999
Wacker Neuson SE	187,798	2,905,229
Zeal Network SE	35,688	1,260,594

Total Germany		60,067,574

Ireland - 1.8%
C&C Group PLC	906,268	3,551,047
Fyffes PLC	517,250	793,001
Greencore Group PLC	657,472	2,702,644
Irish Continental Group PLC	281,606	1,313,970
Origin Enterprises PLC	383,092	2,311,411
Total Produce PLC	557,111	888,153
UDG Healthcare PLC	336,401	2,662,230

Total Ireland		14,222,456

Italy - 12.0%
Amplifon SpA	123,486	1,153,740
Anima Holding SpA(a)	1,317,137	6,160,378
Ascopiave SpA	511,336	1,533,785
Astaldi SpA	399,952	1,615,571
ASTM SpA	182,270	1,980,379
Banca IFIS SpA	164,872	3,324,435
Banca Popolare di Sondrio SCARL	1,075,345	2,754,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2016

Investments	Shares	Value
Banco di Desio e della Brianza SpA	143,466	$270,155
Banco Popolare	1,611,848	3,839,221
Brunello Cucinelli SpA	62,309	1,118,630
Cairo Communication SpA	293,367	1,466,622
Cerved Information Solutions SpA	423,815	3,331,172
Cofide SpA	1,328,144	507,867
Credito Valtellinese	5,607,101	2,559,581
Datalogic SpA	94,002	1,511,123
ERG SpA	602,812	6,857,663
Esprinet SpA	141,525	810,506
Falck Renewables SpA	1,450,163	1,122,102
Geox SpA	548,554	1,699,051
Immobiliare Grande Distribuzione SIIQ SpA	3,152,489	2,570,656
Interpump Group SpA	113,730	1,776,457
Iren SpA	3,173,870	4,901,152
Italmobiliare SpA RSP	31,781	905,627
La Doria SpA*	71,641	897,770
Maire Tecnimont SpA	500,352	1,257,368
MARR SpA	103,909	1,963,594
Moleskine SpA	407,771	974,884
OVS SpA(a)	522,396	3,038,161
Piaggio & C. SpA	1,056,604	1,852,309
RAI Way SpA(a)	212,735	957,168
SAES Getters SpA	60,565	753,588
Salini Impregilo SpA	540,075	1,522,790
Saras SpA	8,749,796	15,154,385
Societa Cattolica di Assicurazioni SCRL	923,237	5,815,547
Tod’s SpA	108,175	5,796,134
Trevi Finanziaria Industriale SpA	805,841	1,106,527

Total Italy		94,860,970

Netherlands - 4.9%
Accell Group	53,143	1,097,834
Arcadis N.V.	283,156	4,270,315
BE Semiconductor Industries N.V.	162,018	4,403,548
Beter Bed Holding N.V.	74,018	1,624,048
BinckBank N.V.	461,080	2,305,064
Brunel International N.V.	262,512	4,817,852
Corbion N.V.	188,129	4,515,484
Flow Traders(a)	187,895	6,462,647
IMCD Group N.V.	50,134	1,981,397
Koninklijke BAM Groep N.V.	152,855	556,821
Refresco Group N.V.(a)	149,835	2,227,223
TKH Group N.V. CVA	109,629	3,702,485
Wessanen	85,640	903,846

Total Netherlands		38,868,564

Norway - 4.1%
ABG Sundal Collier Holding ASA	2,595,858	1,675,157
Austevoll Seafood ASA	647,229	5,394,896
Borregaard ASA	225,735	1,686,009
Entra ASA(a)	292,026	2,739,505
Grieg Seafood ASA	116,543	752,075
Norway Royal Salmon ASA	54,674	800,383
Protector Forsikring ASA	222,529	1,981,179
Selvaag Bolig ASA	304,849	1,162,135
SpareBank 1 Nord Norge	204,760	966,547
SpareBank 1 SMN	388,508	2,168,192
SpareBank 1 SR-Bank ASA	217,898	1,072,831
Spectrum ASA*	11,868	39,428
TGS Nopec Geophysical Co. ASA	201,517	3,279,969
Tomra Systems ASA	240,686	2,552,702
Veidekke ASA	240,588	2,875,113
XXL ASA(a)	275,359	3,126,107

Total Norway		32,272,228

Portugal - 2.3%
Altri, SGPS, S.A.	1,351,029	4,361,688
CTT-Correios de Portugal S.A.	715,554	5,655,234
Mota-Engil, SGPS, S.A.	669,540	1,106,812
Pharol, SGPS, S.A.	8,538,496	986,527
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,705,269	4,798,686
Semapa-Sociedade de Investimento e Gestao	117,296	1,290,198

Total Portugal		18,199,145

Spain - 3.4%
Applus Services S.A.	181,282	1,764,221
Duro Felguera S.A.	878,760	1,073,884
Ence Energia y Celulosa S.A.	1,322,780	3,159,515
Faes Farma S.A.	707,593	2,307,204
Laboratorios Farmaceuticos Rovi S.A.	70,007	1,079,506
Obrascon Huarte Lain S.A.*	650,557	2,262,163
Papeles y Cartones de Europa S.A.	211,799	1,117,665
Pescanova S.A.*†	3,781	0
Sacyr S.A.	1,488,479	2,412,639
Saeta Yield S.A.	466,460	4,657,184
Tecnicas Reunidas S.A.	251,131	7,465,875

Total Spain		27,299,856

Sweden - 14.8%
Acando AB	564,603	1,052,879
AF AB Class B	123,197	2,039,300
Alimak Group AB(a)	107,415	1,014,222
Attendo AB(a)	114,345	1,106,647
Avanza Bank Holding AB	80,900	3,084,106
B&B Tools AB Class B	68,980	1,384,045
Betsson AB*	458,696	3,795,082
Bilia AB Class A	175,855	4,306,763
Bravida Holding AB(a)	284,407	1,695,157
Bufab AB	125,859	850,429
Bulten AB	90,831	876,395
Byggmax Group AB	219,684	1,665,903
Clas Ohlson AB Class B	162,574	2,767,866
Cloetta AB Class B	453,019	1,550,574
Com Hem Holding AB	305,854	2,575,647
Coor Service Management Holding AB(a)	353,966	1,712,867
Duni AB	149,451	1,905,025
Dustin Group AB(a)	215,561	1,431,103
Eltel AB(a)	122,496	1,319,268
Evolution Gaming Group AB(a)	35,815	1,071,571
Granges AB	222,604	1,917,936
Gunnebo AB	218,855	1,087,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2016

Investments	Shares	Value
Hemfosa Fastigheter AB	423,240	$4,320,967
HIQ International AB*	349,602	2,021,847
Holmen AB Class B	204,318	6,506,190
IAR Systems Group AB	50,219	930,563
Inwido AB	124,706	1,383,545
ITAB Shop Concept AB Class B	96,412	788,005
KNOW IT AB	130,706	937,174
Kungsleden AB	526,514	3,402,297
Lagercrantz Group AB Class B	76,478	717,599
Lindab International AB	134,441	1,025,837
Loomis AB Class B	186,872	4,536,874
Mekonomen AB	121,736	2,614,981
Modern Times Group MTG AB Class B	266,454	7,000,444
MQ Holding AB	256,380	968,305
Mycronic AB	542,562	4,018,290
Nobia AB	441,730	3,805,905
Nobina AB(a)	354,228	1,877,186
Nolato AB Class B	58,965	1,541,510
Nordax Group AB(a)	128,521	549,112
Nordnet AB Class B	706,282	2,167,353
NP3 Fastigheter AB	112,348	546,312
Peab AB	783,109	5,892,242
Platzer Fastigheter Holding AB Class B	153,654	808,829
Ratos AB Class B	1,487,181	7,198,330
Recipharm AB Class B	49,703	693,684
Rottneros AB	1,116,182	810,193
Scandi Standard AB	186,817	1,328,470
SkiStar AB	55,920	811,803
Sweco AB Class B	128,576	2,217,115
Thule Group AB (The)(a)	162,501	2,306,319
Wihlborgs Fastigheter AB	182,661	3,712,420

Total Sweden		117,649,955

Switzerland - 4.3%
Ascom Holding AG Registered Shares	105,293	1,675,263
Cembra Money Bank AG*	115,762	8,098,112
EFG International AG*	720,144	2,735,098
GAM Holding AG*	740,470	7,866,829
Gategroup Holding AG*	15,244	804,292
Implenia AG Registered Shares	42,487	2,799,903
Kudelski S.A. Bearer Shares*	87,688	1,741,699
Mobilezone Holding AG Registered Shares	106,961	1,383,400
Tecan Group AG Registered Shares	13,170	2,052,152
U-Blox AG*	5,750	1,235,937
Valiant Holding AG Registered Shares	37,384	3,593,730

Total Switzerland		33,986,415

United Kingdom - 26.3%
A.G. Barr PLC	185,082	1,197,996
Abcam PLC	125,174	1,288,461
Acacia Mining PLC	164,259	990,532
Assura PLC	2,334,869	1,708,886
AVEVA Group PLC	77,176	1,747,681
BCA Marketplace PLC	593,958	1,333,925
BGEO Group PLC*	61,070	2,140,558
Big Yellow Group PLC	224,711	2,346,075
Bodycote PLC	408,906	2,815,122
Bovis Homes Group PLC	275,350	2,683,361
Brammer PLC	335,219	268,873
Brewin Dolphin Holdings PLC	725,645	2,335,862
Card Factory PLC	713,799	3,042,965
Carillion PLC	1,098,024	3,431,807
Chesnara PLC	391,128	1,437,865
Cineworld Group PLC	411,969	3,006,932
Clarkson PLC	42,175	1,244,297
Computacenter PLC	172,653	1,702,169
Concentric AB	132,578	1,510,000
Connect Group PLC	499,644	988,528
Consort Medical PLC	83,823	1,169,850
Costain Group PLC	210,695	889,332
Countrywide PLC	505,633	1,660,085
Cranswick PLC	45,259	1,262,682
Crest Nicholson Holdings PLC	415,031	1,975,136
Dairy Crest Group PLC	263,674	1,894,577
Darty PLC	494,691	1,114,957
De La Rue PLC	228,049	1,557,814
Debenhams PLC	3,240,489	2,395,533
Dechra Pharmaceuticals PLC	93,341	1,462,401
Devro PLC	330,750	1,146,265
DFS Furniture PLC	478,872	1,339,207
Dignity PLC	18,782	645,270
Diploma PLC	151,253	1,685,296
Drax Group PLC	407,113	1,761,668
E2V Technologies PLC	387,154	1,058,385
Electrocomponents PLC	841,823	2,928,158
Elementis PLC	1,219,040	3,254,337
EMIS Group PLC	88,306	1,088,988
esure Group PLC	855,441	3,271,707
FDM Group Holdings PLC	196,873	1,184,309
Fenner PLC	819,185	1,719,286
Fidessa Group PLC	73,304	1,925,558
Foxtons Group PLC	1,036,433	1,544,837
Galliford Try PLC	203,760	2,485,526
Genus PLC	46,747	977,990
Go-Ahead Group PLC	69,384	1,814,240
Greggs PLC	139,584	1,809,980
Halfords Group PLC	444,028	1,908,349
Hastings Group Holdings Ltd.(a)	449,451	1,035,223
Hill & Smith Holdings PLC	101,854	1,211,129
Home Retail Group PLC	962,201	1,966,707
HomeServe PLC	361,365	2,545,794
Hunting PLC	171,056	1,097,605
Ibstock PLC(a)	487,247	846,757
Indivior PLC	1,524,605	5,117,649
Interserve PLC	495,360	1,723,368
ITE Group PLC	708,598	1,354,573
J D Wetherspoon PLC	94,750	894,232
James Fisher & Sons PLC	45,679	846,953
James Halstead PLC	240,097	1,312,733
John Laing Group PLC(a)	511,112	1,537,323
John Menzies PLC	140,144	1,021,964
Johnson Service Group PLC	829,863	987,331
JRP Group PLC	788,378	1,159,294
Kcom Group PLC	1,115,454	1,573,152
Keller Group PLC	96,897	1,172,264
Kier Group PLC	199,613	2,809,853
Ladbrokes PLC	1,114,878	1,663,252
Laird PLC	488,254	2,144,766
Lookers PLC	433,869	620,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2016

Investments	Shares	Value
Low & Bonar PLC	999,600	$788,397
LSL Property Services PLC	300,299	979,513
Marshalls PLC	310,674	987,605
Marston’s PLC	1,172,427	2,111,154
McKay Securities PLC	416,188	917,994
Mears Group PLC	220,540	1,160,845
Melrose Industries PLC	461,732	2,627,914
Mitchells & Butlers PLC	529,742	1,640,097
Mitie Group PLC	694,314	2,301,834
Morgan Advanced Materials PLC	597,221	1,853,005
N Brown Group PLC	893,799	2,081,395
NCC Group PLC	206,559	728,426
Northgate PLC	273,616	1,193,324
Novae Group PLC	128,321	1,287,404
Numis Corp. PLC	291,381	773,194
OneSavings Bank PLC	359,940	1,018,632
Pagegroup PLC	1,091,855	4,336,447
Pan African Resources PLC	3,253,825	826,446
PayPoint PLC	146,453	1,767,879
Pendragon PLC	2,747,797	1,023,736
Pets at Home Group PLC	612,537	1,907,896
Photo-Me International PLC	826,473	1,508,092
Polypipe Group PLC	225,143	783,729
Poundland Group PLC	403,941	1,115,076
Premier Farnell PLC	1,025,031	2,257,506
Rank Group PLC	542,256	1,551,985
Redde PLC	725,997	1,523,705
Restaurant Group PLC (The)	505,302	1,942,703
RPS Group PLC	529,577	1,231,813
RWS Holdings PLC	279,017	831,768
Safestore Holdings PLC	304,220	1,501,467
Savills PLC	264,839	2,170,246
Senior PLC	589,874	1,620,457
Shanks Group PLC†	1,064,168	1,111,746
SIG PLC	1,019,299	1,532,924
Spire Healthcare Group PLC(a)	222,297	992,537
Spirent Communications PLC	1,197,650	1,300,828
St. Ives PLC	457,680	503,227
SThree PLC	249,901	830,993
Stock Spirits Group PLC	297,509	641,307
Synthomer PLC	418,517	1,816,051
Ted Baker PLC	48,173	1,564,863
Telecom Plus PLC	163,111	2,272,048
Trinity Mirror PLC	680,795	796,326
TT electronics PLC	423,453	730,233
Tullett Prebon PLC	709,473	2,885,105
Tyman PLC	305,400	1,020,647
U & I Group PLC	601,471	1,270,393
Ultra Electronics Holdings PLC	88,248	2,052,677
Unite Group PLC (The)	248,711	2,061,357
Vedanta Resources PLC	987,873	5,502,893
Vesuvius PLC	556,070	2,132,684
Victrex PLC	145,873	2,946,496
Wireless Group PLC	59,742	247,775
WS Atkins PLC	135,184	2,394,460
Zoopla Property Group PLC(a)	269,370	957,850

Total United Kingdom		208,713,240

TOTAL COMMON STOCKS (Cost: $919,981,026)		788,711,461

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(b) (Cost: $789,587)	16,000	838,560

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $70,249)(d)	70,249	70,249

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $920,840,862)		789,620,270
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		3,427,565

NET ASSETS - 100.0%		$793,047,835

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,111,746, which represents 0.14% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $70,249. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	EUR	150,000	USD	166,513	$(129)
7/1/2016	GBP	95,000	USD	127,569	573
7/1/2016	NOK	550,000	USD	65,386	(341)

					$103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2016

CURRENCY LEGEND

EUR	Euro

GBP	British pound

NOK	Norwegian krone

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Germany - 99.6%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	11,914	$1,109,032

Air Freight & Logistics - 3.1%
Deutsche Post AG Registered Shares	184,949	5,172,682

Airlines - 1.0%
Deutsche Lufthansa AG Registered Shares	140,678	1,645,693

Auto Components - 3.0%
Continental AG	19,754	3,715,406
ElringKlinger AG	8,381	164,244
Hella KGaA Hueck & Co.	30,912	987,838
Leoni AG	5,236	143,125

Total Auto Components		5,010,613

Automobiles - 11.1%
Bayerische Motoren Werke AG	121,760	8,899,361
Daimler AG Registered Shares	160,722	9,556,211
Volkswagen AG	251	33,573

Total Automobiles		18,489,145

Banks - 1.0%
Commerzbank AG	258,601	1,673,192

Capital Markets - 0.6%
AURELIUS SE & Co. KGaA	17,103	1,001,520

Chemicals - 13.9%
BASF SE	130,880	9,980,329
Covestro AG(a)	30,608	1,358,287
Evonik Industries AG	110,476	3,281,887
Fuchs Petrolub SE	11,069	397,811
K+S AG Registered Shares(b)	69,575	1,417,964
LANXESS AG	19,475	849,852
Linde AG	25,960	3,615,125
Symrise AG	18,486	1,255,838
Wacker Chemie AG	11,762	1,025,236

Total Chemicals		23,182,329

Construction & Engineering - 0.9%
Hochtief AG	11,757	1,511,208

Construction Materials - 1.0%
HeidelbergCement AG	22,423	1,680,733

Diversified Financial Services - 1.5%
Deutsche Boerse AG	31,511	2,574,424

Diversified Telecommunication Services - 6.1%
Deutsche Telekom AG Registered Shares	596,190	10,120,508

Electrical Equipment - 0.7%
OSRAM Licht AG	21,491	1,111,162

Food & Staples Retailing - 1.3%
METRO AG	68,984	2,105,239

Food Products - 0.6%
Suedzucker AG	47,637	1,046,538

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	5,331	215,785

Health Care Providers & Services - 2.4%
Fresenius Medical Care AG & Co. KGaA	22,108	1,916,485
Fresenius SE & Co. KGaA	29,260	2,139,570

Total Health Care Providers & Services		4,056,055

Health Care Technology - 0.1%
CompuGroup Medical SE	2,582	107,539

Hotels, Restaurants & Leisure - 1.1%
TUI AG	158,035	1,785,536

Household Products - 1.5%
Henkel AG & Co. KGaA	23,834	2,564,960

Industrial Conglomerates - 6.5%
Indus Holding AG	3,087	143,353
Rheinmetall AG	14,733	870,757
Siemens AG Registered Shares	96,730	9,866,099

Total Industrial Conglomerates		10,880,209

Insurance - 13.0%
Allianz SE Registered Shares	67,970	9,650,335
Hannover Rueck SE	31,224	3,254,108
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	40,860	6,820,357
Talanx AG	65,540	1,938,974

Total Insurance		21,663,774

Internet & Catalog Retail - 0.1%
Takkt AG	7,472	146,928

IT Services - 0.2%
Bechtle AG	1,815	190,386
Wirecard AG	2,005	87,895

Total IT Services		278,281

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	2,221	170,227

Machinery - 4.4%
DMG MORI AG*	19,555	919,060
Duerr AG	12,209	922,188
GEA Group AG	29,529	1,386,841
KION Group AG	19,160	924,548
Krones AG	2,179	229,488
KUKA AG	1,073	126,953
MAN SE	25,562	2,609,500
NORMA Group SE	3,844	181,560
Wacker Neuson SE	7,147	110,564

Total Machinery		7,410,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2016

Investments	Shares	Value
Media - 1.0%
Axel Springer SE	28,488	$1,491,446
CTS Eventim AG & Co. KGaA	6,994	213,092

Total Media		1,704,538

Metals & Mining - 1.2%
Aurubis AG	19,555	887,016
Salzgitter AG	3,264	85,885
ThyssenKrupp AG	53,208	1,064,596

Total Metals & Mining		2,037,497

Multi-Utilities - 3.4%
E.ON SE	566,850	5,684,048

Personal Products - 0.9%
Beiersdorf AG	16,767	1,581,271

Pharmaceuticals - 6.7%
Bayer AG Registered Shares	97,643	9,762,879
Merck KGaA	12,161	1,230,109
STADA Arzneimittel AG*	5,239	270,293

Total Pharmaceuticals		11,263,281

Road & Rail - 0.1%
Sixt SE	4,404	224,938

Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG	119,931	1,728,753
SMA Solar Technology AG(b)	488	23,963

Total Semiconductors & Semiconductor Equipment		1,752,716

Software - 4.4%
Nemetschek SE	1,462	78,774
SAP SE	93,321	6,962,807
Software AG	6,740	228,715

Total Software		7,270,296

Specialty Retail - 0.8%
Fielmann AG	17,979	1,310,878

Textiles, Apparel & Luxury Goods - 2.6%
adidas AG	17,725	2,529,383
Hugo Boss AG	31,218	1,765,295

Total Textiles, Apparel & Luxury Goods		4,294,678

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	31,031	974,404

Trading Companies & Distributors - 0.8%
BayWa AG	4,078	122,118
Brenntag AG	26,057	1,257,212

Total Trading Companies & Distributors		1,379,330

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	6,155	91,935

TOTAL COMMON STOCKS (Cost: $193,182,334)		166,283,824

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $871,801)(d)	871,801	871,801

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $194,054,135)		167,155,625
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(115,217)

NET ASSETS - 100.0%		$167,040,408

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $832,203 and the total market value of the collateral held by the Fund was $871,801.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	EUR	26,536,203	USD	29,573,378	$92,999
7/5/2016	EUR	34,827,673	USD	38,815,058	123,276
7/5/2016	EUR	34,827,766	USD	38,815,058	123,172
7/5/2016	EUR	34,829,204	USD	38,815,058	121,574
7/5/2016	EUR	34,826,579	USD	38,815,058	124,491
7/5/2016	USD	1,329,738	EUR	1,182,780	(15,729)
7/5/2016	USD	6,323,808	EUR	5,574,338	(131,000)
7/5/2016	USD	37,207,813	EUR	33,491,225	(757)
7/5/2016	USD	37,207,813	EUR	33,490,230	(1,862)
7/5/2016	USD	37,207,813	EUR	33,490,381	(1,695)
7/5/2016	USD	28,348,812	EUR	25,516,942	(781)
7/5/2016	USD	37,207,813	EUR	33,490,200	(1,895)
8/2/2016	EUR	31,276,518	USD	34,783,304	1,726
8/2/2016	EUR	31,277,559	USD	34,783,304	569
8/2/2016	EUR	31,278,037	USD	34,783,304	37
8/2/2016	EUR	31,277,953	USD	34,783,304	131
8/2/2016	EUR	23,831,487	USD	26,501,567	(639)

					$433,617

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 98.5%

Australia - 4.0%
Amcor Ltd.	497	$5,525
AMP Ltd.	1,294	4,972
Asciano Ltd.	323	2,133
Australia & New Zealand Banking Group Ltd.	900	16,164
BHP Billiton Ltd.	1,216	16,886
Commonwealth Bank of Australia	476	26,359
CSL Ltd.	65	5,430
Incitec Pivot Ltd.	779	1,723
Macquarie Group Ltd.	103	5,284
National Australia Bank Ltd.	846	16,019
QBE Insurance Group Ltd.	333	2,586
Rio Tinto Ltd.	163	5,522
Telstra Corp., Ltd.	3,304	13,679
Wesfarmers Ltd.	408	12,182
Westpac Banking Corp.	988	21,629
Woodside Petroleum Ltd.	461	9,213
Woolworths Ltd.	415	6,455

Total Australia		171,761

Austria - 0.1%
Andritz AG	54	2,548
OMV AG	133	3,725

Total Austria		6,273

Belgium - 1.1%
Anheuser-Busch InBev N.V.	330	43,113
Colruyt S.A.	37	2,038
Solvay S.A.	44	4,076

Total Belgium		49,227

Brazil - 0.7%
Ambev S.A.	1,789	10,638
Banco do Brasil S.A.	999	5,357
BB Seguridade Participacoes S.A.	650	5,703
Vale S.A.	1,366	6,937

Total Brazil		28,635

Canada - 6.8%
Agrium, Inc.	57	5,130
Alimentation Couche-Tard, Inc. Class B	19	812
Bank of Montreal	203	12,810
Bank of Nova Scotia (The)	387	18,866
Barrick Gold Corp.	193	4,099
BCE, Inc.	352	16,571
Brookfield Asset Management, Inc. Class A	105	3,455
Canadian Imperial Bank of Commerce	143	10,685
Canadian National Railway Co.	105	6,168
Canadian Natural Resources Ltd.	368	11,295
Canadian Tire Corp. Ltd. Class A	26	2,818
Cenovus Energy, Inc.	313	4,307
Crescent Point Energy Corp.	639	10,042
Empire Co., Ltd.	28	414
Enbridge, Inc.	216	9,103
Encana Corp.	672	5,200
Gildan Activewear, Inc.	79	2,302
Goldcorp, Inc.	539	10,260
Great-West Lifeco, Inc.	372	9,762
Imperial Oil Ltd.	125	3,935
Intact Financial Corp.	36	2,558
Inter Pipeline Ltd.	225	4,747
Magna International, Inc.	107	3,736
Manulife Financial Corp.	555	7,551
Metro, Inc.	30	1,040
Onex Corp.	15	912
Pembina Pipeline Corp.	235	7,104
Potash Corp. of Saskatchewan, Inc.	380	6,145
Power Financial Corp.(a)	207	4,726
Rogers Communications, Inc. Class B	179	7,208
Royal Bank of Canada	418	24,571
Shaw Communications, Inc. Class B	202	3,857
Sun Life Financial, Inc.	162	5,294
Suncor Energy, Inc.	407	11,232
TELUS Corp.	175	5,606
Thomson Reuters Corp.	237	9,539
Toronto-Dominion Bank (The)	588	25,119
TransCanada Corp.(a)	283	12,739

Total Canada		291,718

Chile - 0.2%
Empresa Nacional de Electricidad S.A.	738	682
Empresas CMPC S.A.	338	703
Empresas COPEC S.A.	291	2,559
Enersis Americas S.A.	10,373	1,776
S.A.C.I. Falabella	139	1,060

Total Chile		6,780

China - 4.1%
Bank of China Ltd. Class H	22,000	8,763
Bank of Communications Co., Ltd. Class H	9,000	5,673
Belle International Holdings Ltd.	6,000	3,511
China Communications Construction Co., Ltd. Class H	1,000	1,070
China Construction Bank Corp. Class H	68,500	45,208
China Mobile Ltd.	3,500	39,994
China Overseas Land & Investment Ltd.	2,000	6,316
China Petroleum & Chemical Corp. Class H	10,000	7,218
China Unicom Hong Kong Ltd.	6,000	6,203
CITIC Ltd.	4,000	5,816
CNOOC Ltd.	15,000	18,600
Great Wall Motor Co., Ltd. Class H	2,500	2,069
Industrial & Commercial Bank of China Ltd. Class H	24,000	13,271
Lenovo Group Ltd.	6,000	3,612
Ping An Insurance Group Co. of China Ltd. Class H	1,000	4,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Investments	Shares	Value
Want Want China Holdings Ltd.	8,000	$5,672

Total China		177,398

Czech Republic - 0.0%
Komercni Banka AS	40	1,493

Denmark - 1.5%
AP Moeller - Maersk A/S Class B	4	5,200
Chr Hansen Holding A/S	122	7,978
Coloplast A/S Class B	107	7,952
Danske Bank A/S	346	9,062
Novo Nordisk A/S Class B	474	25,346
Pandora A/S	33	4,469
Vestas Wind Systems A/S	70	4,730

Total Denmark		64,737

Finland - 0.7%
Fortum Oyj	515	8,227
Kone Oyj Class B	163	7,470
Nokia Oyj	608	3,448
Sampo Oyj Class A	186	7,549
UPM-Kymmene Oyj	293	5,338

Total Finland		32,032

France - 7.8%
Accor S.A.	73	2,813
Air Liquide S.A.	59	6,165
Airbus Group SE	193	11,092
AXA S.A.	774	15,310
BNP Paribas S.A.	195	8,612
Bouygues S.A.	173	4,984
Capgemini S.A.	39	3,388
Carrefour S.A.	120	2,961
Casino Guichard Perrachon S.A.	80	4,463
Christian Dior SE	30	4,826
Cie de Saint-Gobain	195	7,443
Credit Agricole S.A.	478	4,015
Danone S.A.	125	8,806
Electricite de France S.A.	1,023	12,467
Engie S.A.	1,113	17,941
Hermes International	7	2,620
Iliad S.A.	2	406
Kering	31	5,009
L’Oreal S.A.	75	14,331
Legrand S.A.	94	4,836
LVMH Moet Hennessy Louis Vuitton SE	78	11,785
Natixis S.A.	802	3,037
Orange S.A.	901	14,669
Orpea	24	1,975
Pernod Ricard S.A.	40	4,448
Publicis Groupe S.A.	39	2,623
Renault S.A.	81	6,159
Rubis SCA	11	842
Safran S.A.	85	5,753
Sanofi	340	28,299
Schneider Electric SE	177	10,434
SCOR SE	50	1,490
Societe Generale S.A.	142	4,450
Suez	194	3,035
Teleperformance	25	2,138
TOTAL S.A.	964	46,458
Unibail-Rodamco SE	30	7,787
Veolia Environnement S.A.	199	4,304
Vinci S.A.	174	12,312
Vivendi S.A.	886	16,635
Wendel S.A.	15	1,552

Total France		332,673

Germany - 6.5%
adidas AG	47	6,707
Allianz SE Registered Shares	175	24,846
BASF SE	296	22,572
Bayer AG Registered Shares	170	16,998
Bayerische Motoren Werke AG	201	14,691
Beiersdorf AG	20	1,886
Brenntag AG	61	2,943
Continental AG	33	6,207
Daimler AG Registered Shares	319	18,967
Deutsche Boerse AG	52	4,248
Deutsche Post AG Registered Shares	423	11,831
Deutsche Telekom AG Registered Shares	1,339	22,730
E.ON SE	1,095	10,980
Evonik Industries AG	145	4,307
Fresenius Medical Care AG & Co. KGaA	43	3,728
GEA Group AG	60	2,818
Hannover Rueck SE	31	3,231
Henkel AG & Co. KGaA	27	2,906
LEG Immobilien AG*	56	5,219
Linde AG	16	2,228
MAN SE	9	919
METRO AG	148	4,517
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	73	12,185
ProSiebenSat.1 Media SE*	99	4,313
SAP SE	203	15,146
Siemens AG Registered Shares	301	30,701
Symrise AG	39	2,649
Telefonica Deutschland Holding AG	1,017	4,172
Volkswagen AG	95	12,707

Total Germany		277,352

Hong Kong - 1.8%
AIA Group Ltd.	1,400	8,364
BOC Hong Kong Holdings Ltd.	2,500	7,476
CLP Holdings Ltd.	500	5,092
Hang Lung Properties Ltd.	2,000	4,027
Hang Seng Bank Ltd.	500	8,527
Hong Kong Exchanges and Clearing Ltd.	300	7,255
MTR Corp., Ltd.	1,500	7,579
New World Development Co., Ltd.	4,500	4,553
Power Assets Holdings Ltd.	500	4,579
Sun Hung Kai Properties Ltd.	1,000	11,994
Wharf Holdings Ltd. (The)	1,000	6,052

Total Hong Kong		75,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Investments	Shares	Value
Hungary - 0.1%
OTP Bank PLC	98	$2,190

Indonesia - 0.4%
Astra International Tbk PT	9,100	5,097
Bank Rakyat Indonesia Persero Tbk PT	3,600	2,943
Telekomunikasi Indonesia Persero Tbk PT	25,400	7,651

Total Indonesia		15,691

Ireland - 0.5%
CRH PLC	466	13,460
Kerry Group PLC Class A	42	3,726
Smurfit Kappa Group PLC	144	3,168

Total Ireland		20,354

Israel - 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	2,772	5,496
Teva Pharmaceutical Industries Ltd.	274	13,767

Total Israel		19,263

Italy - 1.7%
Assicurazioni Generali SpA	283	3,317
Atlantia SpA	265	6,586
Banca Popolare dell’Emilia Romagna SC	210	765
Enel SpA	2,820	12,469
Eni SpA	1,571	25,342
Intesa Sanpaolo SpA	2,537	4,797
Luxottica Group SpA	99	4,799
Mediobanca SpA	187	1,071
Snam SpA	2,149	12,796

Total Italy		71,942

Japan - 19.0%
Aeon Co., Ltd.	300	4,638
Aisin Seiki Co., Ltd.	100	4,031
Asahi Glass Co., Ltd.	1,000	5,381
Asahi Group Holdings Ltd.	100	3,223
Asahi Kasei Corp.	1,000	6,901
Astellas Pharma, Inc.	700	10,917
Bridgestone Corp.	300	9,559
Canon, Inc.	800	22,712
Central Japan Railway Co.	50	8,834
Chugai Pharmaceutical Co., Ltd.	100	3,543
Chugoku Electric Power Co., Inc. (The)	200	2,532
Dai-ichi Life Insurance Co., Ltd. (The)	300	3,296
Daiichi Sankyo Co., Ltd.	300	7,233
Daikin Industries Ltd.	100	8,299
Daiwa House Industry Co., Ltd.	300	8,720
Daiwa Securities Group, Inc.	1,000	5,239
Denso Corp.	300	10,460
Dentsu, Inc.	100	4,650
East Japan Railway Co.	100	9,195
Eisai Co., Ltd.	100	5,544
FANUC Corp.	150	24,176
Fuji Heavy Industries Ltd.	200	6,780
FUJIFILM Holdings Corp.	200	7,689
Hitachi Ltd.	2,000	8,264
Honda Motor Co., Ltd.	500	12,538
Hoya Corp.	170	6,022
Isuzu Motors Ltd.	500	6,085
ITOCHU Corp.	800	9,666
Japan Airlines Co., Ltd.	150	4,813
Japan Tobacco, Inc.	700	27,996
JFE Holdings, Inc.	400	5,127
JX Holdings, Inc.	1,500	5,830
Kao Corp.	100	5,779
KDDI Corp.	900	27,310
Kirin Holdings Co., Ltd.	500	8,398
Komatsu Ltd.	400	6,899
Kubota Corp.	400	5,332
Kyocera Corp.	100	4,720
Lawson, Inc.	100	7,964
LIXIL Group Corp.	100	1,642
Makita Corp.	100	6,589
Marubeni Corp.	800	3,583
Mitsubishi Chemical Holdings Corp.	700	3,171
Mitsubishi Corp.	600	10,457
Mitsubishi Electric Corp.	1,000	11,775
Mitsubishi Heavy Industries Ltd.	1,500	5,957
Mitsubishi Tanabe Pharma Corp.	300	5,389
Mitsubishi UFJ Financial Group, Inc.	3,800	16,887
Mitsui & Co., Ltd.	1,000	11,829
Mizuho Financial Group, Inc.	8,600	12,432
MS&AD Insurance Group Holdings, Inc.	100	2,555
Murata Manufacturing Co., Ltd.	90	9,983
Nagoya Railroad Co., Ltd.	1,000	5,624
Nippon Steel & Sumitomo Metal Corp.	300	5,726
Nippon Telegraph & Telephone Corp.	700	32,752
Nissan Motor Co., Ltd.	1,700	15,210
Nitto Denko Corp.	100	6,274
Nomura Holdings, Inc.	1,700	6,052
Nomura Research Institute Ltd.	200	7,291
NSK Ltd.	300	2,199
NTT Data Corp.	100	4,708
NTT DOCOMO, Inc.	1,800	48,540
Omron Corp.	100	3,226
Osaka Gas Co., Ltd.	1,000	3,825
Otsuka Holdings Co., Ltd.	200	9,200
Panasonic Corp.	500	4,294
Recruit Holdings Co., Ltd.	100	3,641
Resona Holdings, Inc.	1,200	4,351
Ricoh Co., Ltd.	500	4,308
Secom Co., Ltd.	100	7,362
Seiko Epson Corp.	300	4,775
Sekisui House Ltd.	500	8,673
Seven & I Holdings Co., Ltd.	100	4,173
Shin-Etsu Chemical Co., Ltd.	100	5,811
Shionogi & Co., Ltd.	100	5,427
SoftBank Group Corp.	100	5,643
Sompo Japan Nipponkoa Holdings, Inc.	100	2,630
Sumitomo Chemical Co., Ltd.	500	2,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Investments	Shares	Value
Sumitomo Corp.	700	$6,990
Sumitomo Electric Industries Ltd.	300	3,920
Sumitomo Mitsui Financial Group, Inc.	500	14,261
Takeda Pharmaceutical Co., Ltd.	400	17,249
Tokio Marine Holdings, Inc.	200	6,564
Tokyo Electron Ltd.	100	8,359
Tokyo Gas Co., Ltd.	1,000	4,098
Toray Industries, Inc.	1,000	8,475
Toyota Motor Corp.	1,500	73,867
Toyota Tsusho Corp.	100	2,131
Trend Micro, Inc.	100	3,553
West Japan Railway Co.	100	6,304
Yahoo Japan Corp.	2,000	8,812

Total Japan		816,879

Malaysia - 0.3%
Genting Bhd	2,100	4,271
Public Bank Bhd	200	962
Sime Darby Bhd	3,200	6,025

Total Malaysia		11,258

Mexico - 0.8%
Alfa S.A.B. de C.V. Class A	1,795	3,063
America Movil S.A.B. de C.V. Series L	6,318	3,842
Coca-Cola Femsa S.A.B. de C.V. Series L	150	1,233
Fomento Economico Mexicano S.A.B. de C.V.	429	3,934
Grupo Financiero Banorte S.A.B. de C.V. Class O	200	1,111
Grupo Mexico S.A.B. de C.V. Series B	2,504	5,848
Grupo Televisa S.A.B. Series CPO	150	776
Wal-Mart de Mexico S.A.B. de C.V.	6,046	14,390

Total Mexico		34,197

Netherlands - 1.7%
Aegon N.V.	893	3,502
Akzo Nobel N.V.	67	4,196
ASML Holding N.V.	75	7,365
Boskalis Westminster	61	2,093
Heineken Holding N.V.	42	3,414
Heineken N.V.	101	9,287
ING Groep N.V. CVA	984	10,034
Koninklijke Ahold N.V.	245	5,416
Koninklijke DSM N.V.	82	4,736
Koninklijke KPN N.V.	1,291	4,668
Koninklijke Philips N.V.	344	8,559
Steinhoff International Holdings N.V.	608	3,499
Wolters Kluwer N.V.	159	6,458

Total Netherlands		73,227

New Zealand - 0.0%
Spark New Zealand Ltd.	394	996

Norway - 0.5%
DNB ASA	316	3,752
Statoil ASA	722	12,433
Telenor ASA	215	3,535

Total Norway		19,720

Philippines - 0.2%
Philippine Long Distance Telephone Co.	235	10,739

Poland - 0.1%
Bank Pekao S.A.	92	3,183
Powszechny Zaklad Ubezpieczen S.A.	93	670

Total Poland		3,853

Portugal - 0.1%
EDP - Energias de Portugal S.A.	1,425	4,360

Russia - 0.8%
Gazprom PJSC ADR	1,878	8,094
Lukoil PJSC ADR	159	6,641
Magnit PJSC GDR Reg S	51	1,694
MMC Norilsk Nickel PJSC ADR	504	6,698
Mobile TeleSystems PJSC ADR	482	3,991
Rosneft PJSC GDR Reg S	1,255	6,426
Sberbank of Russia PJSC ADR	160	1,394

Total Russia		34,938

Singapore - 0.9%
CapitaLand Ltd.	800	1,825
DBS Group Holdings Ltd.	400	4,684
Global Logistic Properties Ltd.	1,200	1,609
Keppel Corp., Ltd.	700	2,860
Oversea-Chinese Banking Corp., Ltd.	100	646
Singapore Airlines Ltd.	100	792
Singapore Exchange Ltd.	700	3,963
Singapore Technologies Engineering Ltd.	1,400	3,277
Singapore Telecommunications Ltd.	4,300	13,195
United Overseas Bank Ltd.	300	4,106

Total Singapore		36,957

South Africa - 1.0%
Barclays Africa Group Ltd.	302	2,971
Bidvest Group Ltd. (The)	133	1,260
FirstRand Ltd.	1,445	4,424
MTN Group Ltd.	758	7,397
Nedbank Group Ltd.	117	1,489
Remgro Ltd.	45	783
Sanlam Ltd.	805	3,318
Sasol Ltd.	235	6,373
Standard Bank Group Ltd.	492	4,293
Tiger Brands Ltd.	131	3,243
Vodacom Group Ltd.	785	9,000

Total South Africa		44,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Investments	Shares	Value
South Korea - 3.2%
Hana Financial Group, Inc.	152	$3,068
Hyundai Mobis Co., Ltd.	21	4,594
Hyundai Motor Co.	84	9,881
Industrial Bank of Korea	264	2,556
Kangwon Land, Inc.	68	2,462
KB Financial Group, Inc.	118	3,340
Kia Motors Corp.	127	4,763
Korea Electric Power Corp.	103	5,401
KT&G Corp.	77	9,125
LG Chem Ltd.	19	4,289
LG Display Co., Ltd.	185	4,240
NAVER Corp.	3	1,849
POSCO	58	10,146
Samsung Electronics Co., Ltd.	37	45,774
Samsung Fire & Marine Insurance Co., Ltd.	19	4,346
Samsung Life Insurance Co., Ltd.	55	4,799
Shinhan Financial Group Co., Ltd.	153	5,048
SK Hynix, Inc.	123	3,460
SK Telecom Co., Ltd.	39	7,297

Total South Korea		136,438

Spain - 2.1%
Abertis Infraestructuras S.A.	120	1,760
Amadeus IT Holding S.A. Class A	89	3,883
Banco Bilbao Vizcaya Argentaria S.A.	928	5,221
Banco Popular Espanol S.A.	2,201	2,815
Banco Santander S.A.	4,734	18,034
Bankinter S.A.(a)	117	750
CaixaBank S.A.	1,339	2,926
Endesa S.A.(a)	297	5,949
Ferrovial S.A.	140	2,719
Gas Natural SDG S.A.(a)	327	6,417
Iberdrola S.A.	1,040	7,033
Industria de Diseno Textil S.A.	330	10,966
Red Electrica Corp. S.A.	36	3,206
Repsol S.A.	619	7,846
Telefonica S.A.	1,137	10,686

Total Spain		90,211

Sweden - 2.0%
Atlas Copco AB Class B	704	16,468
Hennes & Mauritz AB Class B	440	12,801
Nordea Bank AB	1,752	14,661
Swedbank AB Class A	500	10,369
Telefonaktiebolaget LM Ericsson Class B	1,558	11,824
Telia Co. AB	2,399	11,246
Volvo AB Class B	923	9,042

Total Sweden		86,411

Switzerland - 8.2%
ABB Ltd. Registered Shares*	884	17,350
Adecco Group AG Registered Shares	62	3,111
Baloise Holding AG Registered Shares	17	1,888
Cie Financiere Richemont S.A. Registered Shares	115	6,699
Clariant AG Registered Shares*	170	2,867
Credit Suisse Group AG Registered Shares*	442	4,678
Givaudan S.A. Registered Shares	5	10,039
Kuehne + Nagel International AG Registered Shares	60	8,388
Nestle S.A. Registered Shares	855	65,955
Novartis AG Registered Shares	721	59,319
Partners Group Holding AG	14	5,989
Roche Holding AG Bearer Shares	23	6,097
Roche Holding AG Genusschein	235	61,777
SGS S.A. Registered Shares	5	11,425
STMicroelectronics N.V.	926	5,391
Swatch Group AG (The) Registered Shares	76	4,341
Swiss Life Holding AG Registered Shares*	9	2,069
Swiss Re AG	283	24,619
Swisscom AG Registered Shares	18	8,919
Syngenta AG Registered Shares	33	12,672
UBS Group AG Registered Shares	811	10,464
Zurich Insurance Group AG*	79	19,414

Total Switzerland		353,471

Taiwan - 2.6%
Chunghwa Telecom Co., Ltd.	4,000	14,445
E.Sun Financial Holding Co., Ltd.	12,000	7,068
First Financial Holding Co., Ltd.	25,000	13,097
Hon Hai Precision Industry Co., Ltd.	4,400	11,253
Hua Nan Financial Holdings Co., Ltd.	25,000	12,942
SinoPac Financial Holdings Co., Ltd.	14,000	4,127
Taishin Financial Holding Co., Ltd.	23,000	8,841
Taiwan Cooperative Financial Holding Co., Ltd.	26,000	11,445
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	30,224

Total Taiwan		113,442

Thailand - 0.3%
Advanced Info Service PCL NVDR	600	2,698
CP ALL PCL NVDR	1,800	2,574
PTT PCL NVDR	700	6,235

Total Thailand		11,507

Turkey - 0.2%
Akbank TAS	1,183	3,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Investments	Shares	Value
Turkiye Garanti Bankasi AS	1,294	$3,411

Total Turkey		6,797

United Kingdom - 16.1%
Aberdeen Asset Management PLC	1,011	3,776
Associated British Foods PLC	68	2,472
AstraZeneca PLC	430	25,677
Aviva PLC	1,144	6,024
BAE Systems PLC	1,660	11,628
Barclays PLC	2,775	5,141
BHP Billiton PLC	1,246	15,704
BP PLC	10,230	59,919
British American Tobacco PLC	590	38,197
BT Group PLC	1,876	10,282
Carnival PLC	83	3,673
Centrica PLC	2,124	6,403
Compass Group PLC	464	8,820
Diageo PLC	690	19,246
easyJet PLC	147	2,134
GlaxoSmithKline PLC	2,584	55,424
HSBC Holdings PLC	6,889	42,906
Imperial Brands PLC	336	18,207
ITV PLC	1,283	3,082
J Sainsbury PLC	1,141	3,543
John Wood Group PLC	452	4,157
Kingfisher PLC	878	3,785
Legal & General Group PLC	2,337	5,958
Lloyds Banking Group PLC	9,463	6,839
Marks & Spencer Group PLC	694	2,957
National Grid PLC	1,528	22,387
Next PLC	57	3,757
Old Mutual PLC	1,632	4,370
Pearson PLC	374	4,835
Pennon Group PLC	291	3,678
Prudential PLC	542	9,107
Reckitt Benckiser Group PLC	156	15,620
RELX N.V.	340	5,896
RELX PLC	422	7,762
Rio Tinto PLC	659	20,209
Royal Dutch Shell PLC Class A	1,806	49,432
Royal Dutch Shell PLC Class B	1,351	37,240
SABMiller PLC	310	18,110
Segro PLC	384	2,129
Sky PLC	524	5,940
Smith & Nephew PLC	302	5,115
Smiths Group PLC	296	4,562
SSE PLC	484	10,055
Standard Life PLC	898	3,524
Taylor Wimpey PLC	2,594	4,588
Unilever N.V. CVA	562	26,167
Unilever PLC	385	18,420
United Utilities Group PLC	331	4,580
Vodafone Group PLC	10,533	32,054
WM Morrison Supermarkets PLC	1,768	4,429

Total United Kingdom		689,920

TOTAL COMMON STOCKS (Cost: $4,612,046)		4,224,889

EXCHANGE-TRADED NOTE - 1.6%

United States - 1.6%
iPath MSCI India Index ETN*(a) (Cost: $71,845)	1,059	68,888

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $70,792)(c)	70,792	70,792

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $4,754,683)		4,364,569
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%		(75,734)

NET ASSETS - 100.0%		$4,288,835

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $68,503 and the total market value of the collateral held by the Fund was $70,792.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	AUD	38,899	USD	28,145	$(819)
7/5/2016	AUD	51,049	USD	36,936	(1,075)
7/5/2016	AUD	51,048	USD	36,936	(1,075)
7/5/2016	AUD	51,050	USD	36,936	(1,076)
7/5/2016	AUD	51,047	USD	36,936	(1,074)
7/5/2016	CHF	56,288	USD	56,700	(1,079)
7/5/2016	CHF	73,872	USD	74,415	(1,413)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	CHF	73,871	USD	74,415	$(1,413)
7/5/2016	CHF	73,873	USD	74,415	(1,414)
7/5/2016	CHF	73,869	USD	74,415	(1,411)
7/5/2016	DKK	75,066	USD	11,245	36
7/5/2016	DKK	98,504	USD	14,758	49
7/5/2016	DKK	98,501	USD	14,758	49
7/5/2016	DKK	98,508	USD	14,758	48
7/5/2016	DKK	98,500	USD	14,758	49
7/5/2016	EUR	2,821	AUD	4,200	(7)
7/5/2016	EUR	6,065	CHF	6,570	6
7/5/2016	EUR	12	HKD	100	—
7/5/2016	EUR	30	MXN	600	—
7/5/2016	EUR	32	NZD	50	—
7/5/2016	EUR	636	SGD	950	—
7/5/2016	EUR	152,211	USD	169,632	533
7/5/2016	EUR	199,767	USD	222,638	707
7/5/2016	EUR	199,776	USD	222,638	697
7/5/2016	EUR	199,767	USD	222,638	706
7/5/2016	EUR	199,761	USD	222,638	714
7/5/2016	GBP	45,000	JPY	6,185,880	141
7/5/2016	GBP	74,369	USD	108,268	8,852
7/5/2016	GBP	97,611	USD	142,100	11,614
7/5/2016	GBP	97,611	USD	142,100	11,614
7/5/2016	GBP	97,612	USD	142,100	11,612
7/5/2016	GBP	97,608	USD	142,100	11,618
7/5/2016	HKD	308,512	USD	39,733	(34)
7/5/2016	HKD	404,988	USD	52,149	(54)
7/5/2016	HKD	404,905	USD	52,149	(43)
7/5/2016	HKD	404,925	USD	52,149	(46)
7/5/2016	HKD	404,929	USD	52,149	(46)
7/5/2016	HUF	64,264	USD	228	2
7/5/2016	HUF	82,880	USD	294	2
7/5/2016	HUF	82,852	USD	294	2
7/5/2016	HUF	82,869	USD	294	2
7/5/2016	HUF	82,860	USD	294	2
7/5/2016	ILS	12,312	USD	3,198	1
7/5/2016	ILS	16,147	USD	4,195	2
7/5/2016	ILS	16,146	USD	4,195	3
7/5/2016	ILS	16,148	USD	4,195	2
7/5/2016	ILS	16,147	USD	4,195	2
7/5/2016	INR	4,527,889	USD	67,000	10
7/5/2016	JPY	14,711,252	USD	132,800	(10,599)
7/5/2016	JPY	19,308,935	USD	174,297	(13,918)
7/5/2016	JPY	19,307,924	USD	174,297	(13,908)
7/5/2016	JPY	19,309,371	USD	174,297	(13,922)
7/5/2016	JPY	19,308,255	USD	174,297	(13,911)
7/5/2016	KRW	39,907,535	USD	33,447	(1,199)
7/5/2016	KRW	33,767,915	USD	28,309	(1,007)
7/5/2016	KRW	39,907,535	USD	33,471	(1,175)
7/5/2016	KRW	39,907,535	USD	33,443	(1,203)
7/5/2016	MXN	132,746	USD	7,187	(8)
7/5/2016	MXN	101,152	USD	5,476	(7)
7/5/2016	MXN	132,746	USD	7,187	(8)
7/5/2016	MXN	132,751	USD	7,187	(8)
7/5/2016	MXN	132,808	USD	7,187	(12)
7/5/2016	MYR	44,515	USD	10,779	(266)
7/5/2016	NOK	26,046	USD	3,114	1
7/5/2016	NOK	34,143	USD	4,082	2
7/5/2016	NOK	34,143	USD	4,082	2
7/5/2016	NOK	34,142	USD	4,082	2

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	NOK	34,142	USD	4,082	$2
7/5/2016	NZD	349	USD	236	(13)
7/5/2016	NZD	453	USD	306	(17)
7/5/2016	NZD	453	USD	306	(17)
7/5/2016	NZD	453	USD	306	(17)
7/5/2016	NZD	453	USD	306	(17)
7/5/2016	PLN	2,779	USD	704	2
7/5/2016	PLN	3,643	USD	923	3
7/5/2016	PLN	3,643	USD	923	3
7/5/2016	PLN	3,644	USD	923	3
7/5/2016	PLN	3,644	USD	923	3
7/5/2016	SEK	126,024	USD	15,107	233
7/5/2016	SEK	165,356	USD	19,823	307
7/5/2016	SEK	165,359	USD	19,823	306
7/5/2016	SEK	165,369	USD	19,823	305
7/5/2016	SEK	165,367	USD	19,823	305
7/5/2016	SGD	7,869	USD	5,712	(135)
7/5/2016	SGD	10,327	USD	7,497	(176)
7/5/2016	SGD	10,326	USD	7,497	(175)
7/5/2016	SGD	10,326	USD	7,497	(175)
7/5/2016	SGD	10,327	USD	7,497	(176)
7/5/2016	TWD	1,750,126	USD	53,594	(648)
7/5/2016	TWD	1,821,558	USD	55,705	(751)
7/5/2016	USD	1,215	AUD	1,628	(3)
7/5/2016	USD	36,681	AUD	49,260	(2)
7/5/2016	USD	36,681	AUD	49,261	(1)
7/5/2016	USD	36,681	AUD	49,261	(1)
7/5/2016	USD	27,950	AUD	37,538	1
7/5/2016	USD	36,681	AUD	49,260	(2)
7/5/2016	USD	2,449	CHF	2,347	(40)
7/5/2016	USD	73,901	CHF	71,994	—
7/5/2016	USD	73,901	CHF	71,991	(4)
7/5/2016	USD	73,901	CHF	71,994	—
7/5/2016	USD	56,307	CHF	54,856	2
7/5/2016	USD	73,901	CHF	71,992	(2)
7/5/2016	USD	486	DKK	3,185	(10)
7/5/2016	USD	14,656	DKK	98,153	1
7/5/2016	USD	14,656	DKK	98,153	1
7/5/2016	USD	14,656	DKK	98,148	—
7/5/2016	USD	11,167	DKK	74,787	1
7/5/2016	USD	14,656	DKK	98,153	1
7/5/2016	USD	7,326	EUR	6,458	(152)
7/5/2016	USD	221,100	EUR	199,015	(4)
7/5/2016	USD	221,100	EUR	199,009	(11)
7/5/2016	USD	221,100	EUR	199,010	(10)
7/5/2016	USD	168,458	EUR	151,630	(5)
7/5/2016	USD	221,100	EUR	199,009	(11)
7/5/2016	USD	4,676	GBP	3,181	(423)
7/5/2016	USD	141,118	GBP	105,559	(7)
7/5/2016	USD	141,118	GBP	105,561	(4)
7/5/2016	USD	141,118	GBP	105,559	(6)
7/5/2016	USD	107,520	GBP	80,428	(3)
7/5/2016	USD	141,118	GBP	105,559	(7)
7/5/2016	USD	1,716	HKD	13,315	—
7/5/2016	USD	51,788	HKD	401,781	2
7/5/2016	USD	51,788	HKD	401,809	5
7/5/2016	USD	51,788	HKD	401,788	3
7/5/2016	USD	51,788	HKD	401,769	—
7/5/2016	USD	39,461	HKD	306,152	2
7/5/2016	USD	10	HUF	2,758	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	292	HUF	82,966	$—
7/5/2016	USD	292	HUF	82,971	—
7/5/2016	USD	292	HUF	82,967	—
7/5/2016	USD	226	HUF	64,214	—
7/5/2016	USD	292	HUF	82,971	—
7/5/2016	USD	138	ILS	532	—
7/5/2016	USD	4,166	ILS	16,043	—
7/5/2016	USD	4,166	ILS	16,039	(1)
7/5/2016	USD	4,166	ILS	16,043	—
7/5/2016	USD	3,176	ILS	12,230	—
7/5/2016	USD	4,166	ILS	16,043	—
7/5/2016	USD	463	INR	31,311	—
7/5/2016	USD	66,596	INR	4,496,578	(69)
7/5/2016	USD	5,736	JPY	598,380	97
7/5/2016	USD	173,092	JPY	17,757,162	(3)
7/5/2016	USD	173,092	JPY	17,756,608	(9)
7/5/2016	USD	173,092	JPY	17,756,625	(9)
7/5/2016	USD	131,884	JPY	13,530,375	4
7/5/2016	USD	173,092	JPY	17,756,625	(9)
7/5/2016	USD	911	KRW	1,054,398	5
7/5/2016	USD	34,410	KRW	39,633,391	(1)
7/5/2016	USD	29,122	KRW	33,535,949	(8)
7/5/2016	USD	34,404	KRW	39,633,391	4
7/5/2016	USD	34,434	KRW	39,633,391	(25)
7/5/2016	USD	236	MXN	4,404	3
7/5/2016	USD	7,137	MXN	131,672	—
7/5/2016	USD	7,137	MXN	131,672	—
7/5/2016	USD	7,137	MXN	131,666	—
7/5/2016	USD	7,137	MXN	131,672	—
7/5/2016	USD	5,440	MXN	100,369	—
7/5/2016	USD	76	MYR	309	—
7/5/2016	USD	10,969	MYR	44,206	(1)
7/5/2016	USD	134	NOK	1,106	(2)
7/5/2016	USD	4,054	NOK	34,327	48
7/5/2016	USD	4,054	NOK	33,922	—
7/5/2016	USD	4,054	NOK	33,922	—
7/5/2016	USD	3,092	NOK	25,874	—
7/5/2016	USD	4,054	NOK	33,924	—
7/5/2016	USD	10	NZD	14	—
7/5/2016	USD	304	NZD	427	—
7/5/2016	USD	304	NZD	427	—
7/5/2016	USD	304	NZD	427	—
7/5/2016	USD	234	NZD	329	—
7/5/2016	USD	304	NZD	427	—
7/5/2016	USD	30	PLN	116	(1)
7/5/2016	USD	916	PLN	3,629	—
7/5/2016	USD	916	PLN	3,628	—
7/5/2016	USD	916	PLN	3,628	—
7/5/2016	USD	916	PLN	3,629	—
7/5/2016	USD	702	PLN	2,781	—
7/5/2016	USD	652	SEK	5,370	(18)
7/5/2016	USD	19,686	SEK	166,785	(1)
7/5/2016	USD	19,686	SEK	166,785	(1)
7/5/2016	USD	19,686	SEK	166,785	(1)
7/5/2016	USD	19,686	SEK	166,794	—
7/5/2016	USD	15,003	SEK	127,120	—
7/5/2016	USD	247	SGD	332	—
7/5/2016	USD	7,445	SGD	10,019	(1)
7/5/2016	USD	7,445	SGD	10,021	—
7/5/2016	USD	7,445	SGD	10,021	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	5,673	SGD	7,636	$—
7/5/2016	USD	7,445	SGD	10,020	—
7/5/2016	USD	764	TWD	24,570	(2)
7/5/2016	USD	53,869	TWD	1,738,086	—
7/5/2016	USD	56,129	TWD	1,809,028	(61)
7/6/2016	BRL	14,600	USD	4,019	(537)
7/6/2016	BRL	19,162	USD	5,270	(709)
7/6/2016	BRL	19,162	USD	5,267	(712)
7/6/2016	BRL	19,162	USD	5,261	(718)
7/6/2016	BRL	19,162	USD	5,270	(709)
7/6/2016	CAD	62,236	USD	47,576	(346)
7/6/2016	CAD	81,682	USD	62,443	(452)
7/6/2016	CAD	81,682	USD	62,443	(452)
7/6/2016	CAD	81,686	USD	62,443	(456)
7/6/2016	CAD	81,684	USD	62,443	(454)
7/6/2016	CLP	684,237	USD	990	(44)
7/6/2016	CLP	898,058	USD	1,299	(58)
7/6/2016	CLP	898,058	USD	1,299	(57)
7/6/2016	CLP	898,058	USD	1,297	(59)
7/6/2016	CLP	898,058	USD	1,299	(57)
7/6/2016	THB	402,261	USD	11,243	(185)
7/6/2016	USD	177	BRL	602	11
7/6/2016	USD	5,938	BRL	19,035	1
7/6/2016	USD	5,964	BRL	19,035	(24)
7/6/2016	USD	5,941	BRL	19,035	(2)
7/6/2016	USD	5,937	BRL	19,035	2
7/6/2016	USD	4,525	BRL	14,506	2
7/6/2016	USD	2,055	CAD	2,629	(31)
7/6/2016	USD	62,011	CAD	80,533	—
7/6/2016	USD	62,011	CAD	80,537	3
7/6/2016	USD	62,011	CAD	80,533	—
7/6/2016	USD	47,249	CAD	61,364	2
7/6/2016	USD	62,011	CAD	80,534	1
7/6/2016	USD	43	CLP	29,399	1
7/6/2016	USD	1,347	CLP	891,884	—
7/6/2016	USD	1,355	CLP	891,884	(8)
7/6/2016	USD	1,348	CLP	891,884	(1)
7/6/2016	USD	1,347	CLP	891,884	—
7/6/2016	USD	1,026	CLP	679,534	—
7/6/2016	USD	78	THB	2,748	—
7/6/2016	USD	11,350	THB	399,513	—
7/7/2016	CZK	7,568	USD	312	2
7/7/2016	CZK	9,850	USD	406	2
7/7/2016	CZK	9,849	USD	406	2
7/7/2016	CZK	9,847	USD	406	2
7/7/2016	CZK	9,848	USD	406	2
7/7/2016	PHP	475,824	USD	10,153	34
7/7/2016	USD	13	CZK	310	—
7/7/2016	USD	403	CZK	9,824	—
7/7/2016	USD	403	CZK	9,824	—
7/7/2016	USD	403	CZK	9,824	—
7/7/2016	USD	311	CZK	7,581	—
7/7/2016	USD	403	CZK	9,824	—
7/7/2016	USD	71	PHP	3,274	(1)
7/7/2016	USD	10,048	PHP	472,550	2
7/7/2016	USD	327	ZAR	4,849	4
7/7/2016	USD	9,859	ZAR	144,445	—
7/7/2016	USD	9,859	ZAR	144,429	(1)
7/7/2016	USD	9,859	ZAR	144,432	(1)
7/7/2016	USD	7,513	ZAR	110,077	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/7/2016	USD	9,859	ZAR	144,441	$—
7/7/2016	ZAR	157,227	USD	9,927	(805)
7/7/2016	ZAR	119,882	USD	7,568	(615)
7/7/2016	ZAR	157,242	USD	9,927	(806)
7/7/2016	ZAR	157,255	USD	9,927	(806)
7/7/2016	ZAR	157,237	USD	9,927	(805)
7/8/2016	TRY	3,205	USD	1,075	(38)
7/8/2016	TRY	4,191	USD	1,406	(49)
7/8/2016	TRY	4,191	USD	1,406	(49)
7/8/2016	TRY	4,191	USD	1,406	(49)
7/8/2016	TRY	4,191	USD	1,406	(49)
7/8/2016	USD	46	TRY	134	—
7/8/2016	USD	1,397	TRY	4,024	—
7/8/2016	USD	1,397	TRY	4,024	—
7/8/2016	USD	1,397	TRY	4,024	—
7/8/2016	USD	1,397	TRY	4,024	—
7/8/2016	USD	1,065	TRY	3,068	—
7/12/2016	IDR	186,175,540	USD	13,599	(505)
7/12/2016	USD	95	IDR	1,262,553	—
7/12/2016	USD	14,024	IDR	184,912,987	(15)
8/2/2016	CZK	8,966	USD	368	—
8/2/2016	CZK	8,966	USD	368	—
8/2/2016	CZK	8,966	USD	368	—
8/2/2016	CZK	8,973	USD	368	—
8/2/2016	CZK	6,894	USD	283	—
8/2/2016	DKK	88,324	USD	13,200	(2)
8/2/2016	DKK	88,318	USD	13,200	(1)
8/2/2016	DKK	88,319	USD	13,200	(2)
8/2/2016	DKK	67,292	USD	10,058	(1)
8/2/2016	DKK	88,315	USD	13,200	(1)
8/2/2016	EUR	184,442	USD	205,122	10
8/2/2016	EUR	184,448	USD	205,122	3
8/2/2016	EUR	184,451	USD	205,122	—
8/2/2016	EUR	184,450	USD	205,122	1
8/2/2016	EUR	140,542	USD	156,288	(4)
8/2/2016	GBP	101,421	USD	135,608	1
8/2/2016	GBP	101,427	USD	135,608	(7)
8/2/2016	GBP	101,420	USD	135,608	3
8/2/2016	GBP	101,420	USD	135,608	2
8/2/2016	GBP	77,269	USD	103,322	8
8/2/2016	HKD	405,718	USD	52,309	(7)
8/2/2016	HKD	405,736	USD	52,309	(9)
8/2/2016	HKD	405,681	USD	52,309	(2)
8/2/2016	HKD	309,111	USD	39,856	(3)
8/2/2016	HKD	405,654	USD	52,309	1
8/2/2016	HUF	77,329	USD	272	—
8/2/2016	HUF	77,305	USD	272	—
8/2/2016	HUF	77,306	USD	272	—
8/2/2016	HUF	59,393	USD	209	—
8/2/2016	HUF	77,308	USD	272	—
8/2/2016	ILS	15,951	USD	4,143	(1)
8/2/2016	ILS	15,943	USD	4,143	1
8/2/2016	ILS	15,948	USD	4,143	—
8/2/2016	ILS	12,163	USD	3,160	—
8/2/2016	ILS	15,950	USD	4,143	(1)
8/2/2016	NOK	34,092	USD	4,026	(48)
8/2/2016	NOK	33,690	USD	4,026	—
8/2/2016	NOK	33,690	USD	4,026	—
8/2/2016	NOK	33,691	USD	4,026	—
8/2/2016	NOK	25,692	USD	3,070	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/2/2016	NZD	427	USD	304	$—
8/2/2016	NZD	427	USD	304	—
8/2/2016	NZD	427	USD	304	—
8/2/2016	NZD	427	USD	304	—
8/2/2016	NZD	328	USD	233	—
8/2/2016	PHP	526,231	USD	11,176	(2)
8/2/2016	PLN	3,251	USD	820	—
8/2/2016	PLN	3,253	USD	820	(1)
8/2/2016	PLN	3,251	USD	820	—
8/2/2016	PLN	2,494	USD	629	—
8/2/2016	PLN	3,251	USD	820	—
8/2/2016	SEK	154,808	USD	18,294	1
8/2/2016	SEK	154,810	USD	18,294	—
8/2/2016	SEK	154,810	USD	18,294	—
8/2/2016	SEK	154,817	USD	18,294	(1)
8/2/2016	SEK	117,993	USD	13,942	(1)
8/2/2016	TRY	4,144	USD	1,430	—
8/2/2016	TRY	4,145	USD	1,430	—
8/2/2016	TRY	4,145	USD	1,430	—
8/2/2016	TRY	3,162	USD	1,091	—
8/2/2016	TRY	4,144	USD	1,430	—
8/3/2016	AUD	47,686	USD	35,470	1
8/3/2016	AUD	47,686	USD	35,470	1
8/3/2016	AUD	47,686	USD	35,470	1
8/3/2016	AUD	47,687	USD	35,470	—
8/3/2016	AUD	36,341	USD	27,029	(1)
8/3/2016	BRL	19,462	USD	6,021	—
8/3/2016	BRL	19,462	USD	6,039	18
8/3/2016	BRL	19,462	USD	6,023	2
8/3/2016	BRL	14,831	USD	4,588	(1)
8/3/2016	BRL	19,462	USD	6,024	3
8/3/2016	CHF	70,314	USD	72,308	(5)
8/3/2016	CHF	70,320	USD	72,308	(11)
8/3/2016	CHF	70,312	USD	72,308	(3)
8/3/2016	CHF	53,575	USD	55,093	(5)
8/3/2016	CHF	70,323	USD	72,308	(14)
8/3/2016	CLP	903,363	USD	1,360	—
8/3/2016	CLP	903,363	USD	1,368	7
8/3/2016	CLP	903,363	USD	1,360	(1)
8/3/2016	CLP	688,279	USD	1,037	—
8/3/2016	CLP	903,363	USD	1,362	1
8/3/2016	IDR	194,919,946	USD	14,717	(12)
8/3/2016	INR	4,513,007	USD	66,505	74
8/3/2016	JPY	17,588,538	USD	171,595	(4)
8/3/2016	JPY	17,587,818	USD	171,595	3
8/3/2016	JPY	17,588,813	USD	171,595	(7)
8/3/2016	JPY	13,401,839	USD	130,742	(10)
8/3/2016	JPY	17,588,470	USD	171,595	(3)
8/3/2016	KRW	40,267,680	USD	34,972	21
8/3/2016	KRW	40,267,680	USD	34,948	(3)
8/3/2016	KRW	34,072,656	USD	29,577	4
8/3/2016	KRW	40,267,680	USD	34,942	(9)
8/3/2016	MXN	130,350	USD	7,046	—
8/3/2016	MXN	130,341	USD	7,046	—
8/3/2016	MXN	130,352	USD	7,046	(1)
8/3/2016	MXN	130,362	USD	7,046	(1)
8/3/2016	MXN	99,327	USD	5,369	—
8/3/2016	MYR	44,648	USD	11,069	(13)
8/3/2016	SGD	10,246	USD	7,608	(3)
8/3/2016	SGD	10,243	USD	7,608	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/3/2016	SGD	10,245	USD	7,608	$(2)
8/3/2016	SGD	10,244	USD	7,608	(1)
8/3/2016	SGD	7,809	USD	5,799	(2)
8/3/2016	THB	406,030	USD	11,530	1
8/3/2016	TWD	1,774,595	USD	55,052	(31)
8/3/2016	TWD	1,847,026	USD	57,343	12
8/4/2016	CAD	79,559	USD	61,267	(1)
8/4/2016	CAD	79,563	USD	61,267	(3)
8/4/2016	CAD	79,563	USD	61,267	(3)
8/4/2016	CAD	60,617	USD	46,680	(1)
8/4/2016	CAD	79,560	USD	61,267	(1)
8/8/2016	ZAR	149,127	USD	10,112	(1)
8/8/2016	ZAR	149,116	USD	10,112	—
8/8/2016	ZAR	149,117	USD	10,112	—
8/8/2016	ZAR	149,125	USD	10,112	(1)
8/8/2016	ZAR	113,630	USD	7,705	(1)

					$(36,405)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

CZK	Czech koruna

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

HUF	Hungary forint

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 14.0%
Abacus Property Group	2,038	$4,780
BWP Trust	2,288	6,201
Charter Hall Group	1,484	5,591
Charter Hall Retail REIT	1,770	6,273
Cromwell Property Group	10,536	7,963
Dexus Property Group	3,750	25,186
Goodman Group	4,921	26,052
GPT Group (The)	5,889	23,723
Growthpoint Properties Australia Ltd.	2,644	6,202
Investa Office Fund	2,238	7,132
LendLease Group	1,760	16,512
Mirvac Group	14,550	21,885
Scentre Group	20,231	74,115
Stockland	10,674	37,434
Vicinity Centres	12,315	30,444
Westfield Corp.	5,316	42,156

Total Australia		341,649

Austria - 0.1%
CA Immobilien Anlagen AG*	197	3,285

Belgium - 1.0%
Befimmo S.A.	102	6,561
Cofinimmo S.A.	108	12,688
Warehouses De Pauw	62	5,803

Total Belgium		25,052

Brazil - 0.5%
BR Malls Participacoes S.A.*	1,684	6,754
Multiplan Empreendimentos Imobiliarios S.A.	299	5,624

Total Brazil		12,378

Canada - 7.4%
Allied Properties Real Estate Investment Trust	232	6,910
Artis Real Estate Investment Trust	867	9,012
Boardwalk Real Estate Investment Trust	133	5,895
Brookfield Asset Management, Inc. Class A	970	31,922
Canadian Apartment Properties REIT	354	9,039
Canadian Real Estate Investment Trust	250	9,298
Cominar Real Estate Investment Trust	1,061	13,758
Dream Office Real Estate Investment Trust	835	11,946
First Capital Realty, Inc.	712	12,149
Granite Real Estate Investment Trust	211	6,295
H&R Real Estate Investment Trust	1,290	22,359
RioCan Real Estate Investment Trust	1,275	28,795
Smart Real Estate Investment Trust	485	14,266

Total Canada		181,644

Chile - 0.1%
Parque Arauco S.A.	1,682	3,403

China - 14.5%
China Jinmao Holdings Group Ltd.	46,000	12,926
China Overseas Land & Investment Ltd.	16,000	50,529
China Resources Land Ltd.	12,200	28,464
China South City Holdings Ltd.	42,000	8,121
China Vanke Co., Ltd. Class H	3,800	7,445
CIFI Holdings Group Co., Ltd.	48,000	11,756
Country Garden Holdings Co., Ltd.	137,000	57,569
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)	1,100	6,749
Evergrande Real Estate Group Ltd.	123,000	75,310
Guorui Properties Ltd.	5,000	1,759
KWG Property Holding Ltd.	15,500	8,971
Logan Property Holdings Co., Ltd.	12,000	4,315
Longfor Properties Co., Ltd.	15,000	19,451
Shenzhen Investment Ltd.	26,000	10,356
Shimao Property Holdings Ltd.	17,500	22,016
Shui On Land Ltd.	22,000	5,558
Sino-Ocean Group Holding Ltd.	28,500	12,307
Sunac China Holdings Ltd.	12,000	7,425
Yuexiu Property Co., Ltd.	38,000	4,653

Total China		355,680

Finland - 0.5%
Citycon Oyj	2,981	6,776
Sponda Oyj	1,208	5,234

Total Finland		12,010

France - 8.4%
Fonciere Des Regions	265	23,555
Gecina S.A.	202	27,490
ICADE	342	24,191
Klepierre	714	31,610
Mercialys S.A.	440	9,388
Nexity S.A.*	231	11,727
Unibail-Rodamco SE	300	77,872

Total France		205,833

Germany - 2.8%
alstria office REIT-AG*	275	3,709
Deutsche Euroshop AG	124	5,661
Deutsche Wohnen AG Bearer Shares	462	15,667
LEG Immobilien AG*	121	11,277
TAG Immobilien AG(b)	440	5,763
Vonovia SE	734	26,706

Total Germany		68,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Investments	Shares	Value
Hong Kong - 19.5%
Champion REIT	24,000	$13,550
Fortune Real Estate Investment Trust	9,000	10,731
Hang Lung Group Ltd.	3,000	8,991
Hang Lung Properties Ltd.	14,000	28,188
Henderson Land Development Co., Ltd.	6,600	37,050
Hui Xian REIT	19,000	9,035
Hysan Development Co., Ltd.	3,000	13,322
Joy City Property Ltd.	18,000	2,436
Link REIT	7,000	47,641
New World Development Co., Ltd.	36,000	36,427
Sino Land Co., Ltd.	18,000	29,374
Sun Hung Kai Properties Ltd.	7,000	83,959
Swire Pacific Ltd. Class A	3,000	33,875
Swire Properties Ltd.	13,200	34,965
Wharf Holdings Ltd. (The)	9,000	54,467
Wheelock & Co., Ltd.	5,000	23,363
Yuexiu Real Estate Investment Trust	17,000	9,620

Total Hong Kong		476,994

Indonesia - 0.4%
Bumi Serpong Damai Tbk PT	14,200	2,268
Lippo Karawaci Tbk PT	42,500	3,683
Summarecon Agung Tbk PT*	18,500	2,534

Total Indonesia		8,485

Ireland - 0.1%
Green REIT PLC	1,398	2,157

Israel - 0.8%
Azrieli Group Ltd.	180	7,647
Gazit-Globe Ltd.	707	6,315
Melisron Ltd.	120	4,824

Total Israel		18,786

Italy - 0.1%
Beni Stabili SpA SIIQ*	3,998	2,472

Japan - 4.8%
Aeon Mall Co., Ltd.	200	2,601
Daito Trust Construction Co., Ltd.	200	32,440
Daiwa House Industry Co., Ltd.	1,000	29,067
Hulic Co., Ltd.	400	4,180
Mitsubishi Estate Co., Ltd.	1,000	18,257
Mitsui Fudosan Co., Ltd.	1,000	22,726
Nomura Real Estate Holdings, Inc.	200	3,468
NTT Urban Development Corp.	200	2,129
Tokyu Fudosan Holdings Corp.	300	1,854

Total Japan		116,722

Malaysia - 1.2%
IGB Real Estate Investment Trust	8,500	3,395
IOI Properties Group Bhd	6,900	4,022
KLCCP Stapled Group	4,400	8,164
SP Setia Bhd Group	4,200	3,021
Sunway Bhd	4,900	3,646
Sunway Real Estate Investment Trust	13,300	5,476
UEM Sunrise Bhd	8,300	2,121

Total Malaysia		29,845

Mexico - 1.5%
Concentradora Fibra Danhos S.A. de C.V.	1,293	2,331
Fibra Uno Administracion S.A. de C.V.	11,362	23,932
Macquarie Mexico Real Estate Management S.A. de C.V.*	3,791	4,932
PLA Administradora Industrial S de RL de C.V.*	3,191	5,344

Total Mexico		36,539

Netherlands - 0.4%
Eurocommercial Properties N.V. CVA	150	6,408
Wereldhave N.V.	93	4,210

Total Netherlands		10,618

New Zealand - 0.2%
Kiwi Property Group Ltd.	4,545	4,823

Norway - 0.2%
Entra ASA(a)	555	5,206

Philippines - 1.0%
Ayala Land, Inc.	11,900	9,814
Robinsons Land Corp.	4,100	2,571
SM Prime Holdings, Inc.	20,500	11,895

Total Philippines		24,280

Singapore - 8.1%
Ascendas Real Estate Investment Trust	11,116	20,483
Ascott Residence Trust	7,800	6,317
CapitaLand Commercial Trust	14,000	15,343
CapitaLand Ltd.	9,500	21,669
CapitaLand Mall Trust	14,500	22,947
City Developments Ltd.	1,400	8,467
Frasers Centrepoint Trust	4,200	6,647
Global Logistic Properties Ltd.	8,300	11,131
Keppel REIT	11,900	9,284
Mapletree Commercial Trust	9,500	10,447
Mapletree Greater China Commercial Trust	14,000	10,506
Mapletree Industrial Trust	9,800	12,524
Mapletree Logistics Trust	13,600	10,105
SPH REIT	7,900	5,459
Starhill Global REIT	10,800	6,299
Suntec Real Estate Investment Trust	11,500	15,124
UOL Group Ltd.	1,100	4,462

Total Singapore		197,214

South Africa - 2.4%
Fortress Income Fund Ltd.	3,576	8,751
Fortress Income Fund Ltd. Class A	4,950	5,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Investments	Shares	Value
Growthpoint Properties Ltd.	9,352	$16,399
Hyprop Investments Ltd.	816	7,237
Redefine Properties Ltd.	17,299	13,372
Resilient REIT Ltd.	887	7,983

Total South Africa		59,079

Sweden - 1.5%
Atrium Ljungberg AB Class B	263	4,237
Castellum AB	423	5,986
Fabege AB	334	5,629
Hemfosa Fastigheter AB	295	3,012
Hufvudstaden AB Class A	464	7,234
Kungsleden AB	335	2,165
Wallenstam AB Class B	452	3,657
Wihlborgs Fastigheter AB	183	3,719

Total Sweden		35,639

Switzerland - 1.4%
PSP Swiss Property AG Registered Shares	140	13,580
Swiss Prime Site AG Registered Shares*	226	20,461

Total Switzerland		34,041

Taiwan - 0.4%
Highwealth Construction Corp.	6,000	9,858

Thailand - 1.3%
Central Pattana PCL NVDR	5,100	8,672
Land & Houses PCL NVDR	65,200	16,792
Pruksa Real Estate PCL NVDR	8,700	6,251

Total Thailand		31,715

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,015	9,961

United Kingdom - 4.9%
Big Yellow Group PLC	418	4,364
British Land Co. PLC (The)	2,553	20,716
Capital & Counties Properties PLC	74	294
Countrywide PLC	301	988
Derwent London PLC	96	3,353
Foxtons Group PLC	675	1,006
Great Portland Estates PLC	361	3,023
Hammerson PLC	2,191	15,758
Hansteen Holdings PLC(b)	2,731	3,724
Intu Properties PLC	3,986	15,458
Land Securities Group PLC	1,545	21,459
Londonmetric Property PLC	2,041	4,087
Savills PLC	274	2,245
Segro PLC	2,357	13,067
Shaftesbury PLC	417	4,900
Unite Group PLC (The)	403	3,340
Workspace Group PLC	187	1,724

Total United Kingdom		119,506

TOTAL COMMON STOCKS (Cost: $2,479,083)		2,443,657

EXCHANGE-TRADED NOTE - 0.0%

United States - 0.0%
iPath MSCI India Index ETN*(b) (Cost: $509)	8	520

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $9,466)(d)	9,466	9,466

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $2,489,058)		2,453,643
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.3)%		(7,214)

NET ASSETS - 100.0%		$2,446,429

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $8,983 and the total market value of the collateral held by the Fund was $9,466.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/4/2016	CAD	712	JPY	56,874	$6
7/5/2016	AUD	95,609	USD	69,177	(2,013)
7/5/2016	AUD	95,608	USD	69,177	(2,013)
7/5/2016	AUD	95,612	USD	69,177	(2,016)
7/5/2016	AUD	72,850	USD	52,709	(1,535)
7/5/2016	AUD	95,606	USD	69,177	(2,011)
7/5/2016	CHF	6,812	USD	6,862	(130)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	CHF	6,812	USD	6,862	$(130)
7/5/2016	CHF	6,812	USD	6,862	(130)
7/5/2016	CHF	5,192	USD	5,230	(99)
7/5/2016	CHF	6,812	USD	6,862	(130)
7/5/2016	CNY	60,367	USD	9,152	67
7/5/2016	EUR	1,790	JPY	205,205	12
7/5/2016	EUR	65,111	USD	72,565	230
7/5/2016	EUR	65,111	USD	72,565	230
7/5/2016	EUR	65,113	USD	72,565	227
7/5/2016	EUR	49,609	USD	55,289	176
7/5/2016	EUR	65,109	USD	72,565	233
7/5/2016	GBP	6,775	AUD	12,116	(36)
7/5/2016	GBP	2,700	JPY	371,779	15
7/5/2016	GBP	21,875	USD	31,845	2,603
7/5/2016	GBP	21,875	USD	31,845	2,602
7/5/2016	GBP	21,875	USD	31,845	2,603
7/5/2016	GBP	16,668	USD	24,266	1,985
7/5/2016	GBP	21,874	USD	31,845	2,604
7/5/2016	HKD	1,314,004	USD	169,200	(175)
7/5/2016	HKD	1,313,735	USD	169,200	(141)
7/5/2016	HKD	1,313,798	USD	169,200	(149)
7/5/2016	HKD	1,000,984	USD	128,918	(109)
7/5/2016	HKD	1,313,813	USD	169,200	(151)
7/5/2016	ILS	15,543	USD	4,038	2
7/5/2016	ILS	15,541	USD	4,038	2
7/5/2016	ILS	15,544	USD	4,038	2
7/5/2016	ILS	11,868	USD	3,081	(1)
7/5/2016	ILS	15,543	USD	4,038	2
7/5/2016	INR	60,447	USD	895	—
7/5/2016	JPY	2,735,867	USD	24,696	(1,972)
7/5/2016	JPY	2,735,929	USD	24,696	(1,973)
7/5/2016	JPY	2,735,724	USD	24,696	(1,971)
7/5/2016	JPY	2,084,690	USD	18,818	(1,503)
7/5/2016	JPY	2,735,771	USD	24,696	(1,971)
7/5/2016	MXN	147,743	USD	7,999	(9)
7/5/2016	MXN	147,749	USD	7,999	(9)
7/5/2016	MXN	147,743	USD	7,999	(9)
7/5/2016	MXN	112,572	USD	6,095	(7)
7/5/2016	MXN	147,813	USD	7,999	(13)
7/5/2016	MYR	119,247	USD	28,875	(711)
7/5/2016	NOK	9,335	USD	1,116	—
7/5/2016	NOK	9,334	USD	1,116	(1)
7/5/2016	NOK	9,334	USD	1,116	1
7/5/2016	NOK	7,118	USD	851	—
7/5/2016	NOK	9,334	USD	1,116	1
7/5/2016	NZD	1,438	USD	971	(53)
7/5/2016	NZD	1,438	USD	971	(53)
7/5/2016	NZD	1,438	USD	971	(53)
7/5/2016	NZD	1,096	USD	740	(40)
7/5/2016	NZD	1,438	USD	971	(53)
7/5/2016	SEK	4,686	JPY	57,218	5
7/5/2016	SEK	64,573	USD	7,741	120
7/5/2016	SEK	64,574	USD	7,741	120
7/5/2016	SEK	64,578	USD	7,741	119
7/5/2016	SEK	49,213	USD	5,899	91
7/5/2016	SEK	64,577	USD	7,741	119
7/5/2016	SGD	55,180	USD	40,058	(941)
7/5/2016	SGD	55,175	USD	40,058	(937)
7/5/2016	SGD	55,175	USD	40,058	(937)
7/5/2016	SGD	42,045	USD	30,523	(716)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	SGD	55,182	USD	40,058	$(942)
7/5/2016	TWD	150,884	USD	4,614	(62)
7/5/2016	TWD	144,967	USD	4,439	(54)
7/5/2016	USD	4,577	AUD	6,134	(10)
7/5/2016	USD	68,216	AUD	91,610	(3)
7/5/2016	USD	68,216	AUD	91,611	(3)
7/5/2016	USD	51,976	AUD	69,804	—
7/5/2016	USD	68,216	AUD	91,617	2
7/5/2016	USD	68,216	AUD	91,612	(2)
7/5/2016	USD	454	CHF	435	(7)
7/5/2016	USD	6,767	CHF	6,592	—
7/5/2016	USD	6,767	CHF	6,592	—
7/5/2016	USD	6,767	CHF	6,592	—
7/5/2016	USD	5,156	CHF	5,023	—
7/5/2016	USD	6,767	CHF	6,593	—
7/5/2016	USD	128	CNY	843	(1)
7/5/2016	USD	8,959	CNY	59,524	(1)
7/5/2016	USD	4,801	EUR	4,232	(99)
7/5/2016	USD	71,557	EUR	64,409	(1)
7/5/2016	USD	71,557	EUR	64,407	(4)
7/5/2016	USD	71,557	EUR	64,408	(3)
7/5/2016	USD	71,557	EUR	64,409	(2)
7/5/2016	USD	54,520	EUR	49,075	—
7/5/2016	USD	2,107	GBP	1,433	(191)
7/5/2016	USD	31,403	GBP	23,490	(1)
7/5/2016	USD	31,403	GBP	23,490	(2)
7/5/2016	USD	31,403	GBP	23,490	(1)
7/5/2016	USD	31,403	GBP	23,490	(1)
7/5/2016	USD	23,927	GBP	17,899	—
7/5/2016	USD	11,194	HKD	86,855	2
7/5/2016	USD	166,850	HKD	1,294,453	5
7/5/2016	USD	166,850	HKD	1,294,543	17
7/5/2016	USD	166,850	HKD	1,294,477	8
7/5/2016	USD	166,850	HKD	1,294,479	8
7/5/2016	USD	127,124	HKD	986,222	—
7/5/2016	USD	267	ILS	1,029	—
7/5/2016	USD	3,982	ILS	15,334	—
7/5/2016	USD	3,982	ILS	15,330	(1)
7/5/2016	USD	3,982	ILS	15,334	—
7/5/2016	USD	3,982	ILS	15,334	—
7/5/2016	USD	3,038	ILS	11,700	—
7/5/2016	USD	12	INR	840	—
7/5/2016	USD	883	INR	59,607	(1)
7/5/2016	USD	1,634	JPY	170,459	28
7/5/2016	USD	24,353	JPY	2,498,325	(1)
7/5/2016	USD	24,353	JPY	2,498,247	(1)
7/5/2016	USD	24,353	JPY	2,498,250	(1)
7/5/2016	USD	24,353	JPY	2,498,447	1
7/5/2016	USD	18,556	JPY	1,903,660	—
7/5/2016	USD	529	MXN	9,871	6
7/5/2016	USD	7,888	MXN	145,528	—
7/5/2016	USD	7,888	MXN	145,528	—
7/5/2016	USD	7,888	MXN	145,520	—
7/5/2016	USD	6,010	MXN	110,880	—
7/5/2016	USD	7,888	MXN	145,535	—
7/5/2016	USD	410	MYR	1,665	3
7/5/2016	USD	29,177	MYR	117,582	(4)
7/5/2016	USD	74	NOK	611	(1)
7/5/2016	USD	1,100	NOK	9,314	13
7/5/2016	USD	1,100	NOK	9,204	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	1,100	NOK	9,204	$—
7/5/2016	USD	1,100	NOK	9,205	—
7/5/2016	USD	841	NOK	7,037	—
7/5/2016	USD	64	NZD	90	—
7/5/2016	USD	957	NZD	1,344	—
7/5/2016	USD	957	NZD	1,344	—
7/5/2016	USD	957	NZD	1,344	—
7/5/2016	USD	732	NZD	1,028	—
7/5/2016	USD	957	NZD	1,344	—
7/5/2016	USD	512	SEK	4,217	(14)
7/5/2016	USD	7,633	SEK	64,669	—
7/5/2016	USD	7,633	SEK	64,669	—
7/5/2016	USD	7,633	SEK	64,669	—
7/5/2016	USD	7,633	SEK	64,674	—
7/5/2016	USD	5,819	SEK	49,303	—
7/5/2016	USD	2,650	SGD	3,560	(5)
7/5/2016	USD	39,502	SGD	53,158	(6)
7/5/2016	USD	39,502	SGD	53,168	2
7/5/2016	USD	39,502	SGD	53,171	4
7/5/2016	USD	39,502	SGD	53,169	2
7/5/2016	USD	30,097	SGD	40,508	—
7/5/2016	USD	4,430	SGD	5,966	2
7/5/2016	USD	127	TWD	4,093	—
7/5/2016	USD	4,431	TWD	142,962	—
7/5/2016	USD	4,617	TWD	148,796	(5)
7/6/2016	BRL	7,633	USD	2,099	(283)
7/6/2016	BRL	7,633	USD	2,098	(284)
7/6/2016	BRL	7,633	USD	2,096	(286)
7/6/2016	BRL	7,633	USD	2,099	(283)
7/6/2016	BRL	5,817	USD	1,600	(216)
7/6/2016	CAD	49,850	USD	38,109	(276)
7/6/2016	CAD	49,853	USD	38,109	(278)
7/6/2016	CAD	49,851	USD	38,109	(276)
7/6/2016	CAD	37,982	USD	29,036	(211)
7/6/2016	CAD	49,852	USD	38,109	(277)
7/6/2016	CLP	421,194	USD	609	(27)
7/6/2016	CLP	421,194	USD	608	(28)
7/6/2016	CLP	421,194	USD	609	(27)
7/6/2016	CLP	421,194	USD	609	(27)
7/6/2016	CLP	320,911	USD	466	(19)
7/6/2016	THB	1,081,055	USD	30,215	(497)
7/6/2016	USD	142	BRL	482	9
7/6/2016	USD	2,350	BRL	7,532	1
7/6/2016	USD	2,360	BRL	7,532	(10)
7/6/2016	USD	2,349	BRL	7,532	1
7/6/2016	USD	1,790	BRL	5,739	—
7/6/2016	USD	2,351	BRL	7,532	(1)
7/6/2016	USD	2,521	CAD	3,225	(38)
7/6/2016	USD	37,579	CAD	48,804	—
7/6/2016	USD	37,579	CAD	48,806	2
7/6/2016	USD	37,579	CAD	48,804	(1)
7/6/2016	USD	37,579	CAD	48,805	1
7/6/2016	USD	28,635	CAD	37,188	—
7/6/2016	USD	41	CLP	27,720	1
7/6/2016	USD	627	CLP	415,373	—
7/6/2016	USD	631	CLP	415,373	(4)
7/6/2016	USD	627	CLP	415,373	—
7/6/2016	USD	627	CLP	415,373	—
7/6/2016	USD	478	CLP	316,475	—
7/6/2016	USD	422	THB	14,852	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/6/2016	USD	30,290	THB	1,066,203	$—
7/7/2016	PHP	1,089,154	USD	23,240	77
7/7/2016	USD	325	PHP	15,072	(4)
7/7/2016	USD	22,838	PHP	1,074,082	4
7/7/2016	USD	741	ZAR	10,987	9
7/7/2016	USD	11,047	ZAR	161,850	—
7/7/2016	USD	11,047	ZAR	161,833	(1)
7/7/2016	USD	11,047	ZAR	161,836	(1)
7/7/2016	USD	11,047	ZAR	161,856	—
7/7/2016	USD	8,419	ZAR	123,344	—
7/7/2016	ZAR	177,437	USD	11,203	(908)
7/7/2016	ZAR	177,454	USD	11,203	(909)
7/7/2016	ZAR	177,468	USD	11,203	(910)
7/7/2016	ZAR	135,197	USD	8,536	(692)
7/7/2016	ZAR	177,448	USD	11,203	(909)
7/8/2016	TRY	5,594	USD	1,877	(65)
7/8/2016	TRY	5,595	USD	1,877	(65)
7/8/2016	TRY	5,595	USD	1,877	(65)
7/8/2016	TRY	4,268	USD	1,432	(50)
7/8/2016	TRY	5,595	USD	1,877	(65)
7/8/2016	USD	124	TRY	361	1
7/8/2016	USD	1,851	TRY	5,332	—
7/8/2016	USD	1,851	TRY	5,332	—
7/8/2016	USD	1,851	TRY	5,332	—
7/8/2016	USD	1,851	TRY	5,332	—
7/8/2016	USD	1,412	TRY	4,067	—
7/12/2016	IDR	106,266,438	USD	7,762	(288)
7/12/2016	USD	109	IDR	1,449,474	1
7/12/2016	USD	7,950	IDR	104,816,964	(9)
8/2/2016	EUR	62,335	USD	69,324	3
8/2/2016	EUR	62,337	USD	69,324	1
8/2/2016	EUR	62,338	USD	69,324	—
8/2/2016	EUR	47,499	USD	52,821	(1)
8/2/2016	EUR	62,339	USD	69,324	(2)
8/2/2016	GBP	18,635	USD	24,916	—
8/2/2016	GBP	18,636	USD	24,916	(1)
8/2/2016	GBP	18,634	USD	24,916	1
8/2/2016	GBP	18,633	USD	24,916	2
8/2/2016	GBP	14,199	USD	18,984	(1)
8/2/2016	HKD	1,317,248	USD	169,832	(22)
8/2/2016	HKD	1,317,306	USD	169,832	(30)
8/2/2016	HKD	1,317,127	USD	169,832	(6)
8/2/2016	HKD	1,317,166	USD	169,832	(11)
8/2/2016	HKD	1,003,497	USD	129,398	1
8/2/2016	ILS	15,119	USD	3,929	1
8/2/2016	ILS	15,127	USD	3,929	(1)
8/2/2016	ILS	15,125	USD	3,929	—
8/2/2016	ILS	15,123	USD	3,929	—
8/2/2016	ILS	11,537	USD	2,997	—
8/2/2016	NOK	9,078	USD	1,072	(13)
8/2/2016	NOK	8,971	USD	1,072	—
8/2/2016	NOK	8,971	USD	1,072	—
8/2/2016	NOK	8,971	USD	1,072	—
8/2/2016	NOK	6,862	USD	820	—
8/2/2016	NZD	1,351	USD	961	—
8/2/2016	NZD	1,351	USD	961	—
8/2/2016	NZD	1,351	USD	961	—
8/2/2016	NZD	1,351	USD	961	—
8/2/2016	NZD	1,035	USD	736	—
8/2/2016	PHP	1,149,112	USD	24,405	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/2/2016	SEK	63,602	USD	7,516	$—
8/2/2016	SEK	63,603	USD	7,516	—
8/2/2016	SEK	63,603	USD	7,516	—
8/2/2016	SEK	63,609	USD	7,516	(1)
8/2/2016	SEK	48,492	USD	5,730	—
8/2/2016	TRY	5,761	USD	1,988	—
8/2/2016	TRY	5,762	USD	1,988	—
8/2/2016	TRY	5,762	USD	1,988	—
8/2/2016	TRY	4,399	USD	1,518	—
8/2/2016	TRY	5,762	USD	1,988	—
8/3/2016	AUD	95,326	USD	70,906	2
8/3/2016	AUD	95,326	USD	70,906	2
8/3/2016	AUD	95,328	USD	70,906	1
8/3/2016	AUD	72,635	USD	54,025	(1)
8/3/2016	AUD	95,334	USD	70,906	(4)
8/3/2016	BRL	8,296	USD	2,567	—
8/3/2016	BRL	8,296	USD	2,574	8
8/3/2016	BRL	8,296	USD	2,567	1
8/3/2016	BRL	8,296	USD	2,566	—
8/3/2016	BRL	6,323	USD	1,956	—
8/3/2016	CHF	6,823	USD	7,016	—
8/3/2016	CHF	6,823	USD	7,016	(1)
8/3/2016	CHF	6,823	USD	7,016	(1)
8/3/2016	CHF	6,823	USD	7,016	(1)
8/3/2016	CHF	5,203	USD	5,350	—
8/3/2016	CLP	427,174	USD	643	—
8/3/2016	CLP	427,174	USD	647	3
8/3/2016	CLP	427,174	USD	643	—
8/3/2016	CLP	427,174	USD	644	—
8/3/2016	CLP	325,470	USD	490	—
8/3/2016	CNY	60,728	USD	9,114	(8)
8/3/2016	IDR	119,335,628	USD	9,010	(7)
8/3/2016	INR	66,568	USD	981	1
8/3/2016	JPY	2,514,434	USD	24,531	(1)
8/3/2016	JPY	2,514,331	USD	24,531	—
8/3/2016	JPY	2,514,474	USD	24,531	(1)
8/3/2016	JPY	2,514,574	USD	24,531	(2)
8/3/2016	JPY	1,915,896	USD	18,691	(1)
8/3/2016	MXN	142,634	USD	7,710	(1)
8/3/2016	MXN	142,624	USD	7,710	—
8/3/2016	MXN	142,636	USD	7,710	(1)
8/3/2016	MXN	142,636	USD	7,710	(1)
8/3/2016	MXN	108,743	USD	5,878	—
8/3/2016	MYR	118,996	USD	29,502	(35)
8/3/2016	SGD	55,860	USD	41,437	(58)
8/3/2016	SGD	55,807	USD	41,437	(19)
8/3/2016	SGD	55,790	USD	41,437	(6)
8/3/2016	SGD	55,799	USD	41,437	(13)
8/3/2016	SGD	55,800	USD	41,437	(13)
8/3/2016	SGD	42,510	USD	31,574	(4)
8/3/2016	THB	1,117,095	USD	31,723	3
8/3/2016	TWD	153,513	USD	4,762	(3)
8/3/2016	TWD	159,777	USD	4,961	1
8/4/2016	CAD	49,448	USD	38,079	—
8/4/2016	CAD	49,450	USD	38,079	(2)
8/4/2016	CAD	49,450	USD	38,079	(2)
8/4/2016	CAD	49,448	USD	38,079	—
8/4/2016	CAD	37,680	USD	29,017	—
8/8/2016	ZAR	175,098	USD	11,873	(1)
8/8/2016	ZAR	175,084	USD	11,873	—
8/8/2016	ZAR	175,085	USD	11,873	—
8/8/2016	ZAR	175,099	USD	11,873	(1)
8/8/2016	ZAR	133,439	USD	9,048	(1)

					$(20,485)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

June 30, 2016

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

CNY	Chinese yuan

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 3.5%
Brambles Ltd.	38,021	$350,766
Cochlear Ltd.	2,101	189,684
CSL Ltd.	10,043	838,884
Domino’s Pizza Enterprises Ltd.	1,308	66,355
Fortescue Metals Group Ltd.	74,144	193,227
Magellan Financial Group Ltd.	6,275	103,960
Platinum Asset Management Ltd.	36,055	154,636
REA Group Ltd.	1,347	59,667
Seek Ltd.	10,016	113,435
TPG Telecom Ltd.	11,913	105,558

Total Australia		2,176,172

Austria - 0.0%
ams AG	323	8,935

Brazil - 10.7%
Ambev S.A.	585,635	3,482,277
BB Seguridade Participacoes S.A.	127,152	1,115,643
CCR S.A.	126,616	663,956
CETIP S.A. - Mercados Organizados	16,690	228,125
Cielo S.A.	48,554	513,161
Lojas Renner S.A.	14,079	104,107
Tractebel Energia S.A.	26,468	316,501
WEG S.A.	30,544	130,995

Total Brazil		6,554,765

Canada - 1.4%
CCL Industries, Inc. Class B	458	79,292
CI Financial Corp.(a)	6,760	140,280
Constellation Software, Inc.	254	97,792
Dollarama, Inc.	966	67,093
Gildan Activewear, Inc.	3,520	102,562
Linamar Corp.	407	14,422
Silver Wheaton Corp.	5,897	138,083
SNC-Lavalin Group, Inc.	4,835	202,007

Total Canada		841,531

Chile - 0.2%
Cia Cervecerias Unidas S.A.	11,268	131,785

China - 8.5%
AAC Technologies Holdings, Inc.	29,000	246,154
ANTA Sports Products Ltd.	82,000	163,832
Brilliance China Automotive Holdings Ltd.	56,000	57,459
China Conch Venture Holdings Ltd.	48,000	95,036
China Everbright International Ltd.	58,000	64,295
China Hongqiao Group Ltd.(a)	468,500	314,026
China Medical System Holdings Ltd.	49,000	74,530
China Overseas Land & Investment Ltd.	247,300	780,986
China Resources Cement Holdings Ltd.	354,000	113,164
China Resources Land Ltd.	196,000	457,286
China State Construction International Holdings Ltd.	118,000	155,448
Cosmo Lady China Holdings Co., Ltd.(a)(b)	27,700	14,175
CSPC Pharmaceutical Group Ltd.	90,400	80,403
Evergrande Real Estate Group Ltd.(a)	1,847,900	1,131,423
Geely Automobile Holdings Ltd.(a)	45,000	24,304
Golden Eagle Retail Group Ltd.(a)	72,000	80,186
Great Wall Motor Co., Ltd. Class H	116,900	96,739
Guorui Properties Ltd.(a)	84,000	29,559
Kingsoft Corp., Ltd.(a)	7,000	13,480
Logan Property Holdings Co., Ltd.	178,000	64,014
Shenzhen International Holdings Ltd.	81,500	117,660
Shenzhou International Group Holdings Ltd.(a)	39,200	189,231
Sino Biopharmaceutical Ltd.	50,500	32,873
Sunny Optical Technology Group Co., Ltd.(a)	17,000	59,494
Tencent Holdings Ltd.	28,000	635,580
Xinyi Solar Holdings Ltd.(a)	152,000	59,758
Zhuzhou CRRC Times Electric Co., Ltd. Class H	10,200	56,010

Total China		5,207,105

Denmark - 4.3%
Coloplast A/S Class B	5,563	413,437
Novo Nordisk A/S Class B	33,389	1,785,420
Novozymes A/S Class B	3,328	158,826
Pandora A/S	1,607	217,649
Royal Unibrew A/S	1,347	59,940
SimCorp A/S	397	19,421

Total Denmark		2,654,693

Finland - 4.1%
Elisa Oyj	6,784	259,262
Fortum Oyj	83,042	1,326,634
Kone Oyj Class B	15,818	724,886
Nokian Renkaat Oyj	6,034	214,712

Total Finland		2,525,494

France - 1.2%
Eurazeo S.A.	1,494	88,797
Hermes International	904	338,398
Iliad S.A.	267	54,134
Ingenico Group S.A.	676	78,930
Plastic Omnium S.A.	2,209	62,076
Zodiac Aerospace	4,590	107,646

Total France		729,981

Germany - 1.6%
CTS Eventim AG & Co. KGaA	1,269	38,664
Fielmann AG	2,869	209,183
Fuchs Petrolub SE	2,195	78,887
Henkel AG & Co. KGaA	4,161	447,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2016

Investments	Shares	Value
KUKA AG	332	$39,281
United Internet AG Registered Shares	2,766	114,311
Wirecard AG(a)	996	43,663

Total Germany		971,786

Hong Kong - 0.8%
Joy City Property Ltd.	196,000	26,528
PCCW Ltd.	534,000	357,930
Techtronic Industries Co., Ltd.	29,500	122,632

Total Hong Kong		507,090

India - 3.7%
Adani Ports & Special Economic Zone Ltd.	5,519	16,914
Bajaj Auto Ltd.	2,139	85,248
Bharat Heavy Electricals Ltd.	31,019	58,688
Coal India Ltd.	78,860	365,704
Dr. Reddy’s Laboratories Ltd.	1,435	71,898
Havells India Ltd.	3,312	17,660
HCL Technologies Ltd.	6,385	69,100
Hero MotoCorp Ltd.	1,739	81,887
Hindustan Unilever Ltd.	16,564	220,514
Infosys Ltd. ADR	29,062	518,757
ITC Ltd.	44,248	241,514
Mahindra & Mahindra Ltd. GDR	2,786	59,063
Maruti Suzuki India Ltd.	467	28,971
NMDC Ltd.	47,676	66,292
Tata Consultancy Services Ltd.	5,512	208,500
Wockhardt Ltd.*	1,989	27,521
Zee Entertainment Enterprises Ltd.	15,822	107,011

Total India		2,245,242

Indonesia - 1.3%
Jasa Marga Persero Tbk PT	134,701	53,778
Kalbe Farma Tbk PT	781,700	90,520
Mitra Keluarga Karyasehat Tbk PT	150,600	31,345
Surya Citra Media Tbk PT	137,400	34,318
Unilever Indonesia Tbk PT	165,800	565,634

Total Indonesia		775,595

Ireland - 0.2%
Paddy Power Betfair PLC	1,301	136,585

Israel - 0.6%
Frutarom Industries Ltd.	539	24,829
Israel Chemicals Ltd.	83,222	322,420

Total Israel		347,249

Italy - 1.3%
Azimut Holding SpA	6,518	105,648
Luxottica Group SpA	11,666	565,589
Moncler SpA	2,583	40,576
Salvatore Ferragamo SpA(a)	2,325	47,139
Tod’s SpA(a)	1,108	59,368

Total Italy		818,320

Japan - 7.4%
Asahi Intecc Co., Ltd.	300	14,548
Bandai Namco Holdings, Inc.	5,000	128,326
Calbee, Inc.	1,300	53,982
CyberAgent, Inc.(a)	700	42,100
Daiichikosho Co., Ltd.	700	29,306
Daito Trust Construction Co., Ltd.	3,300	535,257
DeNA Co., Ltd.(a)	600	13,908
Fast Retailing Co., Ltd.	800	212,886
Fuji Heavy Industries Ltd.	12,900	437,335
GungHo Online Entertainment, Inc.(a)	15,000	40,355
Haseko Corp.	2,000	19,904
Hikari Tsushin, Inc.	800	66,829
Iida Group Holdings Co., Ltd.	5,700	115,733
Kakaku.com, Inc.	3,700	73,033
Kaken Pharmaceutical Co., Ltd.	700	45,648
M3, Inc.	1,000	34,604
MISUMI Group, Inc.	3,200	57,175
Mixi, Inc.	2,800	114,495
MonotaRO Co., Ltd.(a)	500	16,352
Murata Manufacturing Co., Ltd.	3,300	366,059
Nexon Co., Ltd.	3,100	45,538
Nippon Paint Holdings Co., Ltd.	4,200	102,431
Nissan Chemical Industries Ltd.(a)	2,700	78,113
Nitori Holdings Co., Ltd.	700	84,199
Obic Co., Ltd.	1,600	87,494
Oracle Corp.	3,200	169,997
Park24 Co., Ltd.	4,600	157,608
Pigeon Corp.	1,900	56,024
Ryohin Keikaku Co., Ltd.	300	72,756
Sanrio Co., Ltd.(a)	1,700	30,159
Seiko Epson Corp.	17,600	280,152
Shimano, Inc.(a)	700	105,965
Shionogi & Co., Ltd.	5,100	276,799
Start Today Co., Ltd.	900	47,198
Sumitomo Rubber Industries Ltd.(a)	7,700	102,301
Sysmex Corp.	1,700	115,830
Temp Holdings Co., Ltd.	1,100	18,893
Tosoh Corp.	11,000	50,180
TOTO Ltd.	2,600	102,895
USS Co., Ltd.	5,900	96,790
Yokohama Rubber Co., Ltd. (The)(a)	3,300	40,916

Total Japan		4,540,073

Malaysia - 0.4%
HAP Seng Consolidated Bhd	112,600	215,620

Mexico - 1.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	18,129	184,560
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	7,761	122,183
Grupo Carso S.A.B. de C.V. Series A1	29,679	125,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2016

Investments	Shares	Value
Grupo Lala S.A.B. de C.V.	35,723	$77,684
Industrias Bachoco S.A.B. de C.V. Series B	13,692	55,868
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	56,803	132,792

Total Mexico		698,629

Netherlands - 0.9%
ASML Holding N.V.	4,652	456,812
Euronext N.V.(b)	1,715	63,141

Total Netherlands		519,953

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	26,890	192,468

Norway - 1.1%
Telenor ASA	41,101	675,852

Philippines - 0.8%
Emperador, Inc.	363,300	55,984
Jollibee Foods Corp.	2,410	12,396
Semirara Mining & Power Corp.	57,320	152,415
Universal Robina Corp.	56,050	247,801

Total Philippines		468,596

Russia - 5.6%
Gazprom PJSC ADR	659,278	2,841,488
Novatek OJSC GDR Reg S	5,961	608,022

Total Russia		3,449,510

Singapore - 0.3%
SIA Engineering Co., Ltd.(a)	68,900	188,388

South Africa - 3.3%
Capitec Bank Holdings Ltd.(a)	1,818	73,862
Discovery Ltd.	9,190	76,871
Foschini Group Ltd. (The)(a)	4,603	43,688
Hyprop Investments Ltd.	16,514	146,467
Life Healthcare Group Holdings Ltd.	11,379	28,127
Mr. Price Group Ltd.(a)	8,842	124,525
Naspers Ltd. Class N	1,136	173,754
Netcare Ltd.	50,234	106,951
Pick n Pay Stores Ltd.(a)	12,705	62,141
Pioneer Foods Group Ltd.	3,911	46,120
PSG Group Ltd.	1,355	17,948
Rand Merchant Investment Holdings Ltd.	49,718	139,869
Resilient REIT Ltd.	15,843	142,582
RMB Holdings Ltd.	63,683	244,600
Shoprite Holdings Ltd.	10,590	120,268
SPAR Group Ltd. (The)	6,825	94,138
Tiger Brands Ltd.	4,386	108,573
Truworths International Ltd.	23,331	136,688
Woolworths Holdings Ltd.	28,647	164,351

Total South Africa		2,051,523

South Korea - 2.1%
Amorepacific Corp.	176	65,932
Coway Co., Ltd.	2,027	183,897
Cuckoo Electronics Co., Ltd.	85	10,737
Hanssem Co., Ltd.	85	11,733
Hotel Shilla Co., Ltd.	202	11,908
Hyundai Wia Corp.	278	21,504
Korea Aerospace Industries Ltd.	355	22,560
Korea Zinc Co., Ltd.	274	120,842
KT&G Corp.	4,912	582,097
LG Household & Health Care Ltd.	63	61,094
Medy-Tox, Inc.	34	12,734
S-1 Corp.	775	72,666
Samlip General Foods Co., Ltd.	31	5,046
SK Holdings Co., Ltd.	462	81,222
Youngone Corp.	391	14,053

Total South Korea		1,278,025

Spain - 2.9%
Industria de Diseno Textil S.A.	51,950	1,726,221
Tecnicas Reunidas S.A.	2,634	78,306

Total Spain		1,804,527

Sweden - 3.4%
Atlas Copco AB Class B	13,001	304,129
Axfood AB	7,676	146,223
Hennes & Mauritz AB Class B	46,186	1,343,710
Hexpol AB	6,149	62,414
Investment AB Latour Class B	1,834	68,358
Kinnevik AB Class B	7,727	182,398

Total Sweden		2,107,232

Switzerland - 5.1%
Actelion Ltd. Registered Shares*	1,420	237,881
Bucher Industries AG Registered Shares	353	82,579
EMS-Chemie Holding AG Registered Shares	808	416,773
Georg Fischer AG Registered Shares	139	110,863
Partners Group Holding AG	761	325,546
Roche Holding AG Bearer Shares	5,431	1,439,700
Schindler Holding AG Participation Certificate	1,788	323,022
Schindler Holding AG Registered Shares	59	10,726
Swatch Group AG (The) Registered Shares	2,553	145,837
Temenos Group AG Registered Shares*	961	47,843

Total Switzerland		3,140,770

Taiwan - 9.1%
Advantech Co., Ltd.	21,000	159,165
Catcher Technology Co., Ltd.	17,000	125,159
Eclat Textile Co., Ltd.	6,160	59,291
Feng TAY Enterprise Co., Ltd.	12,000	49,475
Hotai Motor Co., Ltd.	11,000	107,412
Largan Precision Co., Ltd.	4,000	365,169
Nanya Technology Corp.	151,028	184,460
President Chain Store Corp.	45,000	350,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2016

Investments	Shares	Value
Siliconware Precision Industries Co., Ltd.	290,000	$440,048
Taiwan Semiconductor Manufacturing Co., Ltd.	738,000	3,717,567

Total Taiwan		5,557,881

Thailand - 2.2%
Airports of Thailand PCL NVDR	25,000	277,461
Bangkok Dusit Medical Services PCL NVDR	274,200	186,493
Bumrungrad Hospital PCL NVDR	8,500	44,145
Central Pattana PCL NVDR	81,350	138,323
CP ALL PCL	173,156	247,612
Glow Energy PCL NVDR	74,400	181,554
Intouch Holdings PCL NVDR	172,353	266,083

Total Thailand		1,341,671

Turkey - 0.8%
Aselsan Elektronik Sanayi ve Ticaret AS	11,670	38,228
BIM Birlesik Magazalar AS	5,591	108,976
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	119,407	118,757
Ford Otomotiv Sanayi AS	11,583	123,256
TAV Havalimanlari Holding AS	15,421	66,121
Ulker Biskuvi Sanayi AS	6,453	47,124

Total Turkey		502,462

United Kingdom - 8.9%
ARM Holdings PLC	14,492	219,108
Ashmore Group PLC(a)	50,761	201,672
Ashtead Group PLC	9,542	135,721
Berendsen PLC	6,283	102,301
Bovis Homes Group PLC	4,660	45,413
Crest Nicholson Holdings PLC	6,239	29,691
Croda International PLC	5,178	217,280
Daily Mail & General Trust PLC Class A Non-Voting Shares	10,632	84,780
Domino’s Pizza Group PLC	10,938	48,589
Dunelm Group PLC	5,971	62,938
Hammerson PLC	35,259	253,582
Hays PLC	37,518	48,975
Hikma Pharmaceuticals PLC	2,001	65,937
Howden Joinery Group PLC	10,989	56,425
IG Group Holdings PLC	15,853	171,552
Imperial Brands PLC	46,279	2,507,729
ITV PLC	80,108	192,438
Jardine Lloyd Thompson Group PLC	6,289	78,985
JD Sports Fashion PLC	592	9,125
Restaurant Group PLC (The)	676	2,599
Rightmove PLC	1,325	64,616
Rotork PLC	29,403	85,097
Smiths Group PLC	19,500	300,559
Spirax-Sarco Engineering PLC	1,727	86,344
Taylor Wimpey PLC	171,802	303,847
Ted Baker PLC	410	13,318
Unite Group PLC (The)	7,403	61,357

Total United Kingdom		5,449,978

TOTAL COMMON STOCKS (Cost: $59,133,543)		60,815,486

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	665	23,554
WisdomTree International Equity Fund(c)	759	33,965

TOTAL EXCHANGE-TRADED FUNDS (Cost: $59,773)		57,519

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $2,461,983)(e)	2,461,983	2,461,983

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $61,655,299)		63,334,988
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.2)%		(1,954,032)

NET ASSETS - 100.0%		$61,380,956

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)

At June 30, 2016, the total market value of the Fund’s securities on loan was $2,777,078 and the total market value of the collateral held by the Fund was $2,930,131. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $468,148.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 13.8%
Abacus Property Group	77,799	$182,477
BWP Trust	82,705	224,159
Charter Hall Group	57,536	216,777
Charter Hall Retail REIT	59,006	209,135
Cromwell Property Group	376,046	284,204
Dexus Property Group	141,585	950,926
Goodman Group	179,123	948,296
GPT Group (The)	223,552	900,531
Growthpoint Properties Australia Ltd.	92,742	217,525
Investa Office Fund	87,339	278,340
LendLease Group	64,395	604,151
Mirvac Group	541,138	813,921
Scentre Group	746,527	2,734,851
Stockland	393,632	1,380,493
Vicinity Centres	443,447	1,096,233
Westfield Corp.	197,446	1,565,745

Total Australia		12,607,764

Austria - 0.1%
CA Immobilien Anlagen AG*	7,602	126,766

Belgium - 1.0%
Befimmo S.A.	3,604	231,824
Cofinimmo S.A.	3,923	460,885
Warehouses De Pauw	2,324	217,521

Total Belgium		910,230

Brazil - 0.5%
BR Malls Participacoes S.A.*	57,369	230,103
Multiplan Empreendimentos Imobiliarios S.A.	11,351	213,503

Total Brazil		443,606

Canada - 7.4%
Allied Properties Real Estate Investment Trust	9,158	272,758
Artis Real Estate Investment Trust	29,862	310,416
Boardwalk Real Estate Investment Trust	4,744	210,260
Brookfield Asset Management, Inc. Class A	35,943	1,182,878
Canadian Apartment Properties REIT	12,907	329,557
Canadian Real Estate Investment Trust	8,883	330,368
Cominar Real Estate Investment Trust	38,926	504,746
Dream Office Real Estate Investment Trust	29,962	428,655
First Capital Realty, Inc.(a)	29,103	496,591
Granite Real Estate Investment Trust	7,682	229,212
H&R Real Estate Investment Trust	48,446	839,701
RioCan Real Estate Investment Trust	46,669	1,053,978
Smart Real Estate Investment Trust	17,829	524,423

Total Canada		6,713,543

Chile - 0.1%
Parque Arauco S.A.	63,730	128,939

China - 14.5%
China Jinmao Holdings Group Ltd.	1,635,000	459,438
China Overseas Land & Investment Ltd.	608,049	1,920,250
China Resources Land Ltd.	466,000	1,087,220
China South City Holdings Ltd.(a)	1,524,800	294,820
China Vanke Co., Ltd. Class H	147,700	289,386
CIFI Holdings Group Co., Ltd.	1,683,900	412,404
Country Garden Holdings Co., Ltd.	4,956,000	2,082,581
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	42,700	261,992
Evergrande Real Estate Group Ltd.(a)	4,515,000	2,764,422
Guorui Properties Ltd.(a)	218,000	76,714
KWG Property Holding Ltd.	588,500	340,601
Logan Property Holdings Co., Ltd.	448,000	161,115
Longfor Properties Co., Ltd.	565,000	732,655
Shenzhen Investment Ltd.	980,000	390,335
Shimao Property Holdings Ltd.	656,000	825,290
Shui On Land Ltd.	731,000	184,683
Sino-Ocean Group Holding Ltd.	1,033,200	446,151
Sunac China Holdings Ltd.	466,900	288,880
Yuexiu Property Co., Ltd.	1,500,000	183,683

Total China		13,202,620

Finland - 0.5%
Citycon Oyj	116,623	265,084
Sponda Oyj	38,514	166,870

Total Finland		431,954

France - 8.3%
Fonciere Des Regions	9,716	863,627
Gecina S.A.	7,290	992,106
ICADE	11,895	841,383
Klepierre	26,554	1,175,581
Mercialys S.A.	15,907	339,388
Nexity S.A.*	8,546	433,836
Unibail-Rodamco SE(a)	11,122	2,886,974

Total France		7,532,895

Germany - 2.8%
alstria office REIT-AG*	10,251	138,254
Deutsche Euroshop AG(a)	4,295	196,086
Deutsche Wohnen AG Bearer Shares	18,129	614,786
LEG Immobilien AG*	4,398	409,883
TAG Immobilien AG	15,527	203,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2016

Investments	Shares	Value
Vonovia SE	26,332	$958,053

Total Germany		2,520,436

Hong Kong - 19.2%
Champion REIT	824,000	465,216
Fortune Real Estate Investment Trust(a)	301,000	358,890
Hang Lung Group Ltd.	116,649	349,588
Hang Lung Properties Ltd.	538,283	1,083,789
Henderson Land Development Co., Ltd.	227,684	1,278,126
Hui Xian REIT	681,634	324,154
Hysan Development Co., Ltd.	112,115	497,859
Link REIT	270,115	1,838,382
New World Development Co., Ltd.	1,310,497	1,326,046
Sino Land Co., Ltd.	691,735	1,128,825
Sun Hung Kai Properties Ltd.	255,810	3,068,223
Swire Pacific Ltd. Class A	113,278	1,279,095
Swire Properties Ltd.	488,341	1,293,564
Wharf Holdings Ltd. (The)	322,872	1,953,975
Wheelock & Co., Ltd.	182,231	851,497
Yuexiu Real Estate Investment Trust	665,000	376,304

Total Hong Kong		17,473,533

Indonesia - 0.3%
Bumi Serpong Damai Tbk PT	525,024	83,845
Lippo Karawaci Tbk PT	1,664,400	144,237
Summarecon Agung Tbk PT*	645,600	88,442

Total Indonesia		316,524

Ireland - 0.1%
Green REIT PLC	35,641	54,998

Israel - 0.8%
Azrieli Group Ltd.	6,739	286,282
Gazit-Globe Ltd.	25,720	229,744
Melisron Ltd.	4,358	175,176

Total Israel		691,202

Italy - 0.1%
Beni Stabili SpA SIIQ*	218,512	135,094

Japan - 4.7%
Aeon Mall Co., Ltd.	6,430	83,611
Daito Trust Construction Co., Ltd.	7,100	1,151,613
Daiwa House Industry Co., Ltd.	40,000	1,162,686
Hulic Co., Ltd.	19,800	206,897
Mitsubishi Estate Co., Ltd.	23,589	430,668
Mitsui Fudosan Co., Ltd.	26,308	597,886
Nomura Real Estate Holdings, Inc.	10,965	190,142
NTT Urban Development Corp.	13,200	140,505
Sumitomo Realty & Development Co., Ltd.	8,279	222,288
Tokyu Fudosan Holdings Corp.	22,368	138,233

Total Japan		4,324,529

Malaysia - 1.2%
IGB Real Estate Investment Trust	256,100	102,275
IOI Properties Group Bhd	274,100	159,776
KLCCP Stapled Group	167,600	310,963
SP Setia Bhd Group	170,355	122,542
Sunway Bhd	179,900	133,871
Sunway Real Estate Investment Trust	433,396	178,454
UEM Sunrise Bhd	338,600	86,508

Total Malaysia		1,094,389

Mexico - 1.5%
Concentradora Fibra Danhos S.A. de C.V.	74,425	134,172
Fibra Uno Administracion S.A. de C.V.	417,163	878,678
Macquarie Mexico Real Estate Management S.A. de C.V.*	142,056	184,796
PLA Administradora Industrial S de RL de C.V.*	103,120	172,712

Total Mexico		1,370,358

Netherlands - 0.5%
Eurocommercial Properties N.V. CVA	5,510	235,365
Wereldhave N.V.	5,072	229,616

Total Netherlands		464,981

New Zealand - 0.2%
Kiwi Property Group Ltd.	172,882	183,459

Norway - 0.2%
Entra ASA(b)	20,259	190,050

Philippines - 1.0%
Ayala Land, Inc.	444,900	366,908
Robinsons Land Corp.	133,200	83,520
SM Prime Holdings, Inc.	754,175	437,621

Total Philippines		888,049

Singapore - 8.0%
Ascendas Real Estate Investment Trust	415,784	766,137
Ascott Residence Trust	282,573	228,847
CapitaLand Commercial Trust	532,235	583,288
CapitaLand Ltd.	336,889	768,444
CapitaLand Mall Trust	541,286	856,631
City Developments Ltd.	47,003	284,274
Frasers Centrepoint Trust(a)	154,000	243,718
Global Logistic Properties Ltd.	324,500	435,190
Keppel REIT	442,000	344,825
Mapletree Commercial Trust	378,290	415,981
Mapletree Greater China Commercial Trust	509,700	382,493
Mapletree Industrial Trust	355,218	453,953
Mapletree Logistics Trust	519,487	385,977
SPH REIT	261,600	180,762
Starhill Global REIT	382,784	223,260
Suntec Real Estate Investment Trust	427,428	562,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2016

Investments	Shares	Value
UOL Group Ltd.	48,600	$197,159

Total Singapore		7,313,052

South Africa - 2.4%
Fortress Income Fund Ltd.	117,163	286,727
Fortress Income Fund Ltd. Class A	160,979	173,565
Growthpoint Properties Ltd.	342,772	601,051
Hyprop Investments Ltd.	32,566	288,836
Redefine Properties Ltd.	657,827	508,474
Resilient REIT Ltd.	31,752	285,757

Total South Africa		2,144,410

Sweden - 1.4%
Atrium Ljungberg AB Class B	8,137	131,092
Castellum AB	16,601	234,926
Fabege AB	12,205	205,704
Hemfosa Fastigheter AB	11,342	115,793
Hufvudstaden AB Class A	18,726	291,962
Kungsleden AB	10,841	70,054
Wallenstam AB Class B	18,587	150,382
Wihlborgs Fastigheter AB	5,708	116,010

Total Sweden		1,315,923

Switzerland - 1.4%
PSP Swiss Property AG Registered Shares	4,873	472,694
Swiss Prime Site AG Registered Shares*	8,459	765,843

Total Switzerland		1,238,537

Taiwan - 0.4%
Highwealth Construction Corp.	223,110	366,559

Thailand - 1.3%
Central Pattana PCL NVDR	182,074	309,588
Land & Houses PCL NVDR	2,478,111	638,216
Pruksa Real Estate PCL NVDR	334,393	240,279

Total Thailand		1,188,083

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	359,786	357,828

United Kingdom - 4.9%
Big Yellow Group PLC	13,208	137,897
British Land Co. PLC (The)	95,629	775,970
Capital & Counties Properties PLC	14,560	57,807
Countrywide PLC	20,095	65,975
Derwent London PLC	3,476	121,419
Foxtons Group PLC	30,621	45,642
Great Portland Estates PLC	15,002	125,643
Hammerson PLC	78,748	566,354
Hansteen Holdings PLC(a)	85,581	116,693
Intu Properties PLC(a)	150,233	582,612
Land Securities Group PLC	56,107	779,290
Londonmetric Property PLC	69,074	138,322
Savills PLC	10,847	88,887
Segro PLC	74,386	412,374
Shaftesbury PLC	16,699	196,221
Unite Group PLC (The)	17,567	145,598
Workspace Group PLC	6,825	62,908

Total United Kingdom		4,419,612

TOTAL COMMON STOCKS (Cost: $91,400,485)		90,149,923

EXCHANGE-TRADED FUNDS AND NOTES - 0.2%

United States - 0.2%
iPath MSCI India Index ETN*	330	21,466
WisdomTree Global Natural Resources Fund(a)(c)	10,172	129,735

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $147,068)		151,201

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%

United States - 6.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $5,486,175)(e)	5,486,175	5,486,175

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $97,033,728)		95,787,299
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.2)%		(4,755,803)

NET ASSETS - 100.0%		$91,031,496

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)	At June 30, 2016, the total market value of the Fund’s securities on loan was $6,866,032 and the total market value of the collateral held by the Fund was $7,284,929. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,798,754.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	CAD	26,920	USD	20,745	$17
7/5/2016	EUR	4,009	USD	4,441	(13)
7/5/2016	HKD	280,206	USD	36,115	(4)

					$0

CURRENCY LEGEND

CAD	Canadian dollar

EUR	Euro

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 98.1%

Australia - 1.6%
AGL Energy Ltd.	16,560	$237,857

Austria - 0.8%
Verbund AG(a)	8,586	121,236

Belgium - 0.7%
Elia System Operator S.A./N.V.	2,009	112,309

Brazil - 6.6%
Cia de Saneamento Basico do Estado de Sao Paulo	24,930	226,286
EDP - Energias do Brasil S.A.*	1,500	6,461
EDP - Energias do Brasil S.A.	58,216	247,492
Equatorial Energia S.A.	12,534	190,333
Tractebel Energia S.A.	28,149	336,602

Total Brazil		1,007,174

Canada - 11.3%
Algonquin Power & Utilities Corp.	19,059	174,491
Atco Ltd. Class I	3,973	138,643
Canadian Utilities Ltd. Class A	5,464	157,479
Capital Power Corp.(a)	13,248	196,675
Emera, Inc.	5,465	204,596
Fortis, Inc.	5,445	183,093
Northland Power, Inc.(a)	13,586	232,239
Superior Plus Corp.(a)	13,342	109,514
TransAlta Corp.	62,635	324,099

Total Canada		1,720,829

Chile - 2.7%
Aguas Andinas S.A. Class A	151,213	86,713
Colbun S.A.	219,558	53,196
Empresa Nacional de Electricidad S.A.	98,276	90,802
Enersis Americas S.A.	674,333	115,450
Engie Energia Chile S.A.	40,244	68,566

Total Chile		414,727

China - 8.6%
Beijing Enterprises Water Group Ltd.(a)	56,000	33,638
Beijing Jingneng Clean Energy Co., Ltd. Class H	326,000	105,894
China Gas Holdings Ltd.	48,000	73,133
China Longyuan Power Group Corp., Ltd. Class H	38,100	31,529
China Power International Development Ltd.	285,000	104,699
China Resources Gas Group Ltd.	26,000	78,758
China Resources Power Holdings Co., Ltd.	92,100	137,237
CT Environmental Group Ltd.(a)	70,000	20,211
Datang International Power Generation Co., Ltd. Class H*	668,000	185,987
Guangdong Investment Ltd.	94,600	143,645
Huadian Fuxin Energy Corp., Ltd. Class H	264,000	57,850
Huadian Power International Corp., Ltd. Class H	324,000	154,108
Huaneng Power International, Inc. Class H	238,640	147,036
Huaneng Renewables Corp., Ltd. Class H	106,000	35,115

Total China		1,308,840

Czech Republic - 1.9%
CEZ AS	17,151	291,552

Finland - 2.7%
Fortum Oyj	25,470	406,895

France - 6.8%
Electricite de France S.A.	20,156	245,643
Engie S.A.	20,222	325,976
Rubis SCA	1,883	144,196
Suez	10,690	167,215
Veolia Environnement S.A.	7,394	159,934

Total France		1,042,964

Germany - 2.1%
E.ON SE	31,424	315,102

Hong Kong - 3.4%
CLP Holdings Ltd.	23,322	237,490
Hong Kong & China Gas Co., Ltd.	62,309	113,567
Power Assets Holdings Ltd.	18,886	172,965

Total Hong Kong		524,022

Indonesia - 1.5%
Perusahaan Gas Negara Persero Tbk	1,262,700	223,630

Italy - 8.5%
A2A SpA	121,172	158,577
Enel SpA	60,164	266,020
Hera SpA	57,527	157,090
Iren SpA	93,732	144,743
Snam SpA	53,206	316,825
Terna Rete Elettrica Nazionale SpA	46,447	257,692

Total Italy		1,300,947

Japan - 4.6%
Chubu Electric Power Co., Inc.	3,700	52,242
Chugoku Electric Power Co., Inc. (The)	10,300	130,419
Electric Power Development Co., Ltd.	2,942	68,223
Hokuriku Electric Power Co.	10,800	133,171
Osaka Gas Co., Ltd.	28,000	107,098
Toho Gas Co., Ltd.	12,000	97,670
Tohoku Electric Power Co., Inc.	3,200	40,144
Tokyo Gas Co., Ltd.	18,000	73,762

Total Japan		702,729

Malaysia - 1.8%
Petronas Gas Bhd	25,600	139,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2016

Investments	Shares	Value
Tenaga Nasional Bhd	39,700	$138,849

Total Malaysia		278,549

Mexico - 1.0%
Infraestructura Energetica Nova S.A.B. de C.V.(a)	37,017	154,555

New Zealand - 4.5%
Contact Energy Ltd.	93,505	344,958
Meridian Energy Ltd.	181,656	340,904

Total New Zealand		685,862

Philippines - 2.2%
Aboitiz Power Corp.	96,900	94,845
Energy Development Corp.	655,300	76,885
Manila Electric Co.	24,030	158,336

Total Philippines		330,066

Poland - 2.0%
Energa S.A.*	33,449	80,217
PGE Polska Grupa Energetyczna S.A.	75,445	225,115

Total Poland		305,332

Portugal - 1.2%
EDP - Energias de Portugal S.A.	61,024	186,706

Russia - 0.2%
RusHydro PJSC ADR	26,850	24,433

Singapore - 0.4%
Keppel Infrastructure Trust	183,200	67,378

South Korea - 0.6%
Korea Electric Power Corp.	1,300	68,169
Korea Gas Corp.	929	32,059

Total South Korea		100,228

Spain - 7.4%
EDP Renovaveis S.A.	4,756	35,823
Enagas S.A.	8,482	257,297
Endesa S.A.(a)	9,154	183,358
Gas Natural SDG S.A.(a)	11,839	232,340
Iberdrola S.A.	32,362	218,843
Red Electrica Corp. S.A.	2,276	202,712

Total Spain		1,130,373

Thailand - 1.0%
Electricity Generating PCL NVDR	15,246	81,349
Glow Energy PCL	28,500	69,547

Total Thailand		150,896

United Kingdom - 12.0%
Centrica PLC	77,846	234,666
Drax Group PLC(a)	64,098	277,366
National Grid PLC	18,165	266,141
Pennon Group PLC	17,648	223,061
Severn Trent PLC	6,268	204,030
SSE PLC	13,754	285,724
Telecom Plus PLC(a)	9,166	127,678
United Utilities Group PLC	15,341	212,256

Total United Kingdom		1,830,922

TOTAL COMMON STOCKS (Cost: $17,897,950)		14,976,113

EXCHANGE-TRADED FUNDS AND NOTES - 1.2%

United States - 1.2%
iPath MSCI India Index ETN*(a)	2,461	160,088
WisdomTree Global ex-U.S. Real Estate Fund(b)	547	14,833

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $162,022)		174,921

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.0%

United States - 10.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,530,849)(d)	1,530,849	1,530,849

TOTAL INVESTMENTS IN SECURITIES - 109.3% (Cost: $19,590,821)		16,681,883
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.3)%		(1,422,751)

NET ASSETS - 100.0%		$15,259,132

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $1,501,026 and the total market value of the collateral held by the Fund was $1,579,023. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,174.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	EUR	6,637	JPY	755,579	$(8)
7/1/2016	EUR	3,474	USD	3,856	(3)
7/5/2016	CAD	2,129	USD	1,641	2

					$(9)

CURRENCY LEGEND

CAD	Canadian dollar

EUR	Euro

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 4.0%
AGL Energy Ltd.	3,163	$45,431
Alumina Ltd.	33,919	32,707
Amcor Ltd.	6,078	67,568
AMP Ltd.	7,602	29,208
ASX Ltd.	1,240	42,250
Aurizon Holdings Ltd.	10,505	37,702
Australia & New Zealand Banking Group Ltd.	15,026	269,863
Bank of Queensland Ltd.	3,563	28,095
Bendigo & Adelaide Bank Ltd.	5,745	41,066
BHP Billiton Ltd.	13,274	184,333
Challenger Ltd.	6,595	42,379
CIMIC Group Ltd.	1,686	44,880
Commonwealth Bank of Australia	8,390	464,604
Crown Resorts Ltd.	2,843	26,694
Insurance Australia Group Ltd.	3,090	12,540
Macquarie Group Ltd.	2,057	105,530
National Australia Bank Ltd.	13,244	250,778
Origin Energy Ltd.	12,783	54,730
Rio Tinto Ltd.	1,862	63,083
Santos Ltd.	7,323	25,301
Sonic Healthcare Ltd.	2,410	38,671
Suncorp Group Ltd.	6,704	60,800
Tabcorp Holdings Ltd.	7,136	24,283
Tatts Group Ltd.	16,630	47,302
Telstra Corp., Ltd.	64,398	266,606
Wesfarmers Ltd.	4,420	131,974
Westpac Banking Corp.	16,762	366,941
Woodside Petroleum Ltd.	5,762	115,154
Woolworths Ltd.	4,204	65,392

Total Australia		2,985,865

Austria - 0.1%
Oesterreichische Post AG*	659	21,235
OMV AG	1,600	44,820
Vienna Insurance Group AG Wiener Versicherung Gruppe	236	4,459

Total Austria		70,514

Belgium - 0.3%
Ageas	1,145	39,414
Cofinimmo S.A.	272	31,955
Elia System Operator S.A./N.V.	879	49,139
Euronav N.V.	2,232	20,442
Proximus SADP	1,568	49,603
Solvay S.A.	344	31,865

Total Belgium		222,418

Brazil - 1.4%
Ambev S.A.	45,267	269,165
Banco Bradesco S.A.	13,594	114,608
Banco do Brasil S.A.	17,049	91,425
Banco Santander Brasil S.A.	24,246	137,586
BB Seguridade Participacoes S.A.	5,253	46,090
BM&FBovespa S.A.	13,905	78,124
CETIP S.A. - Mercados Organizados	4,444	60,742
Itau Unibanco Holding S.A.	5,353	43,476
Natura Cosmeticos S.A.	5,815	46,284
Porto Seguro S.A.	1,485	12,399
Tractebel Energia S.A.	6,788	81,170
Vale S.A.	14,259	72,413

Total Brazil		1,053,482

Canada - 3.5%
Agrium, Inc.(a)	594	53,463
AltaGas Ltd.(a)	1,426	34,478
Bank of Montreal	2,770	174,791
Bank of Nova Scotia (The)	4,205	204,989
BCE, Inc.	3,882	182,756
Canadian Imperial Bank of Commerce	1,886	140,924
Canadian Natural Resources Ltd.	3,462	106,257
Cenovus Energy, Inc.	1,535	21,122
CI Financial Corp.(a)	1,788	37,104
Crescent Point Energy Corp.	2,139	33,616
Emera, Inc.	940	35,191
Enbridge, Inc.	2,851	120,147
Encana Corp.	4,073	31,519
Finning International, Inc.	1,222	19,797
Goldcorp, Inc.	3,666	69,780
Great-West Lifeco, Inc.	3,315	86,991
Keyera Corp.(a)	1,090	33,169
National Bank of Canada	1,057	35,966
Pembina Pipeline Corp.	1,565	47,310
Peyto Exploration & Development Corp.	1,090	29,107
Potash Corp. of Saskatchewan, Inc.	4,590	74,220
Power Corp. of Canada	1,804	38,200
Power Financial Corp.(a)	2,430	55,478
RioCan Real Estate Investment Trust	2,378	53,705
Rogers Communications, Inc. Class B	1,771	71,320
Royal Bank of Canada	5,220	306,841
Shaw Communications, Inc. Class B	1,688	32,234
Teck Resources Ltd. Class B(a)	5,457	71,474
TELUS Corp.	2,073	66,402
Toronto-Dominion Bank (The)	5,896	251,875
TransCanada Corp.(a)	2,293	103,218

Total Canada		2,623,444

Chile - 0.2%
AES Gener S.A.	17,745	8,677
Banco de Chile	679,652	72,814
Banco Santander Chile	1,379,789	66,523

Total Chile		148,014

China - 3.1%
Agricultural Bank of China Ltd. Class H	161,074	58,758
Bank of China Ltd. Class H	424,366	169,025
Bank of Communications Co., Ltd. Class H	156,125	98,409
Belle International Holdings Ltd.	73,000	42,720
China Construction Bank Corp. Class H	1,277,536	843,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
China Everbright Bank Co., Ltd. Class H*	67,000	$30,572
China Hongqiao Group Ltd.(a)	48,500	32,509
China Jinmao Holdings Group Ltd.	105,447	29,631
China Merchants Bank Co., Ltd. Class H*	25,027	55,938
China Petroleum & Chemical Corp. Class H	110,000	79,402
China Power International Development Ltd.	31,224	11,471
China Resources Power Holdings Co., Ltd.	13,575	20,228
China Shenhua Energy Co., Ltd. Class H	9,500	17,462
China Vanke Co., Ltd. Class H	6,800	13,323
China Zhongwang Holdings Ltd.(a)	50,000	22,171
CNOOC Ltd.	187,415	232,398
Country Garden Holdings Co., Ltd.	181,000	76,059
Evergrande Real Estate Group Ltd.(a)	135,000	82,657
Great Wall Motor Co., Ltd. Class H	8,597	7,114
Huaneng Power International, Inc. Class H	30,137	18,569
Industrial & Commercial Bank of China Ltd. Class H	447,000	247,183
Kunlun Energy Co., Ltd.	20,000	16,473
Lenovo Group Ltd.	38,000	22,875
PetroChina Co., Ltd. Class H	36,000	24,548
Shenzhen Investment Ltd.	48,000	19,118
Shimao Property Holdings Ltd.	27,000	33,968
Sino-Ocean Group Holding Ltd.	44,775	19,335
Yangzijiang Shipbuilding Holdings Ltd.(a)	52,200	34,712

Total China		2,359,761

Czech Republic - 0.1%
CEZ AS	1,771	30,106
Komercni Banka AS	1,265	47,221
O2 Czech Republic AS	1,520	13,530

Total Czech Republic		90,857

Denmark - 0.0%
Tryg A/S(a)	1,442	25,624

Finland - 0.6%
Elisa Oyj	1,850	70,701
Fortum Oyj	2,090	33,389
Kesko Oyj Class B	710	30,068
Kone Oyj Class B	968	44,360
Metso Oyj	812	18,971
Nokian Renkaat Oyj	684	24,339
Sampo Oyj Class A	2,776	112,658
Stora Enso Oyj Class R	4,132	32,960
UPM-Kymmene Oyj	2,866	52,217

Total Finland		419,663

France - 2.7%
AXA S.A.	10,253	202,809
Bouygues S.A.	1,516	43,671
CNP Assurances	2,414	35,709
Electricite de France S.A.	8,996	109,635
Engie S.A.	10,923	176,077
Eutelsat Communications S.A.	359	6,790
ICADE	476	33,670
Lagardere SCA	984	21,481
Metropole Television S.A.	1,386	23,097
Natixis S.A.	10,292	38,978
Orange S.A.	12,796	208,331
Rexel S.A.*	2,013	25,304
Schneider Electric SE	1,902	112,117
SCOR SE	1,566	46,669
Suez	1,389	21,727
Technip S.A.	685	37,148
TOTAL S.A.	12,560	605,304
Unibail-Rodamco SE(a)	451	117,068
Vivendi S.A.	9,696	182,043

Total France		2,047,628

Germany - 2.3%
Aareal Bank AG	799	25,090
Allianz SE Registered Shares	1,708	242,501
BASF SE	3,083	235,096
Bayerische Motoren Werke AG	2,161	157,946
Daimler AG Registered Shares	4,011	238,486
E.ON SE	7,683	77,041
Freenet AG	1,126	28,865
METRO AG	1,098	33,509
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	797	133,035
ProSiebenSat.1 Media SE*	522	22,741
Siemens AG Registered Shares	3,383	345,053
Telefonica Deutschland Holding AG	8,178	33,552
Volkswagen AG	1,093	146,198

Total Germany		1,719,113

Hong Kong - 1.1%
Bank of East Asia Ltd. (The)(a)	9,600	36,876
BOC Hong Kong Holdings Ltd.	45,500	136,067
Cathay Pacific Airways Ltd.(a)	16,000	23,346
CLP Holdings Ltd.	8,500	86,556
CP Pokphand Co., Ltd.	106,000	11,067
Hang Lung Properties Ltd.	13,472	27,125
Hang Seng Bank Ltd.	6,700	114,258
Hopewell Holdings Ltd.	8,500	26,898
Hysan Development Co., Ltd.	6,000	26,644
New World Development Co., Ltd.	53,423	54,057
PCCW Ltd.	14,000	9,384
Power Assets Holdings Ltd.	7,000	64,108
Sino Land Co., Ltd.	36,000	58,748
SJM Holdings Ltd.	59,000	35,820
Swire Pacific Ltd. Class A	6,500	73,396
Wharf Holdings Ltd. (The)	6,519	39,452

Total Hong Kong		823,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,120	$64,820

Indonesia - 0.2%
Astra International Tbk PT	115,700	64,801
Indofood Sukses Makmur Tbk PT	34,200	18,766
Perusahaan Gas Negara Persero Tbk	115,000	20,367
Semen Indonesia Persero Tbk PT	19,800	14,012
United Tractors Tbk PT	16,100	18,034

Total Indonesia		135,980

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	23,275	46,144
Israel Chemicals Ltd.	5,375	20,824

Total Israel		66,968

Italy - 1.0%
Assicurazioni Generali SpA	3,590	42,077
Banca Mediolanum SpA	3,390	23,105
Enel SpA	34,751	153,654
Eni SpA	17,623	284,276
Hera SpA	12,406	33,877
Snam SpA	18,967	112,943
Terna Rete Elettrica Nazionale SpA	9,660	53,595
UnipolSai SpA	15,299	22,894

Total Italy		726,421

Japan - 2.3%
Aozora Bank Ltd.	14,331	49,451
Canon, Inc.(a)	2,300	65,296
Daiwa Securities Group, Inc.	12,601	66,020
FANUC Corp.	1,300	209,528
Hino Motors Ltd.	1,700	16,753
ITOCHU Corp.	8,342	100,789
JFE Holdings, Inc.	2,600	33,327
JX Holdings, Inc.	15,100	58,684
Marubeni Corp.	5,469	24,496
Mitsui & Co., Ltd.	5,458	64,561
Nomura Holdings, Inc.	13,900	49,481
NTT DOCOMO, Inc.	12,500	337,082
Resona Holdings, Inc.	11,700	42,425
Seiko Epson Corp.	1,700	27,060
Sumitomo Corp.	5,286	52,788
Tokyo Electron Ltd.	700	58,510
Toyota Motor Corp.	10,200	502,294

Total Japan		1,758,545

Malaysia - 0.4%
AMMB Holdings Bhd	39,300	43,282
Axiata Group Bhd	6,201	8,660
British American Tobacco Malaysia Bhd	1,700	22,223
DiGi.Com Bhd	60,900	72,207
HAP Seng Consolidated Bhd	27,300	52,277
Malayan Banking Bhd	19,000	38,363
Maxis Bhd	27,200	39,739
YTL Power International Bhd	30,651	10,720

Total Malaysia		287,471

Mexico - 0.2%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	17,109	30,733
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,001	11,691
Wal-Mart de Mexico S.A.B. de C.V.	58,800	139,946

Total Mexico		182,370

Netherlands - 0.2%
Aegon N.V.	5,074	19,898
Koninklijke Philips N.V.	2,288	56,925
NN Group N.V.	1,284	35,369

Total Netherlands		112,192

New Zealand - 0.2%
Fletcher Building Ltd.	3,156	19,285
Meridian Energy Ltd.	13,014	24,423
Mighty River Power Ltd.	10,841	23,240
Spark New Zealand Ltd.	20,350	51,451

Total New Zealand		118,399

Norway - 0.6%
Gjensidige Forsikring ASA	1,893	31,377
Marine Harvest ASA*	3,784	63,082
Norsk Hydro ASA	8,001	28,991
Orkla ASA	5,796	51,152
Statoil ASA	11,654	200,687
Yara International ASA	1,052	33,164

Total Norway		408,453

Philippines - 0.1%
Aboitiz Power Corp.	31,500	30,832
DMCI Holdings, Inc.	53,500	14,328
Energy Development Corp.	116,900	13,716
Philippine Long Distance Telephone Co.	770	35,188

Total Philippines		94,064

Poland - 0.1%
Bank Handlowy w Warszawie S.A.	1,560	28,236
Bank Pekao S.A.	895	30,964
PGE Polska Grupa Energetyczna S.A.	4,636	13,833
Powszechny Zaklad Ubezpieczen S.A.	4,502	32,446

Total Poland		105,479

Portugal - 0.1%
EDP - Energias de Portugal S.A.	15,694	48,017
Galp Energia, SGPS, S.A.	2,663	36,981
Navigator Co. S.A. (The)	4,746	13,255

Total Portugal		98,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
Russia - 1.0%
Gazprom Neft PJSC ADR	3,493	$44,361
Gazprom PJSC ADR	24,874	107,207
Lukoil PJSC ADR	4,073	170,129
MMC Norilsk Nickel PJSC ADR	12,733	169,221
Mobile TeleSystems PJSC ADR	10,031	83,057
Novolipetsk Steel PJSC GDR	4,362	56,706
Rostelecom PJSC ADR	3,667	31,536
Severstal PJSC GDR Reg S	5,690	62,249

Total Russia		724,466

Singapore - 0.9%
DBS Group Holdings Ltd.	7,600	88,993
Frasers Centrepoint Ltd.	27,100	30,807
Hutchison Port Holdings Trust	68,300	31,077
Jardine Cycle & Carriage Ltd.	1,700	46,103
Keppel Corp., Ltd.	4,100	16,755
Olam International Ltd.	13,600	18,744
Oversea-Chinese Banking Corp., Ltd.	18,603	120,113
SATS Ltd.	6,820	20,826
Singapore Telecommunications Ltd.	74,300	227,995
StarHub Ltd.	9,900	27,878
United Overseas Bank Ltd.	2,129	29,138

Total Singapore		658,429

South Africa - 0.7%
Barclays Africa Group Ltd.	2,947	28,993
FirstRand Ltd.	18,649	57,100
Foschini Group Ltd. (The)(a)	2,258	21,431
Hyprop Investments Ltd.	3,753	33,286
Imperial Holdings Ltd.	1,728	17,638
MMI Holdings Ltd.	12,081	18,676
MTN Group Ltd.	7,032	68,625
Nedbank Group Ltd.	2,637	33,564
RMB Holdings Ltd.	6,275	24,102
Sanlam Ltd.	10,152	41,842
Sasol Ltd.	2,173	58,931
Standard Bank Group Ltd.	1,526	13,317
Telkom S.A. SOC Ltd.	3,342	15,125
Truworths International Ltd.	3,543	20,757
Vodacom Group Ltd.(a)	6,629	75,999

Total South Africa		529,386

South Korea - 0.2%
POSCO	306	53,530
SK Telecom Co., Ltd.	377	70,533
Woori Bank	4,721	39,019

Total South Korea		163,082

Spain - 2.0%
Abertis Infraestructuras S.A.	5,568	81,652
Acerinox S.A.(a)	2,809	30,991
ACS Actividades de Construccion y Servicios S.A.	1,483	40,192
Banco Bilbao Vizcaya Argentaria S.A.(a)	14,055	79,071
Banco Santander S.A.	101,860	388,030
CaixaBank S.A.	16,743	36,587
Enagas S.A.	1,534	46,533
Endesa S.A.(a)	4,696	94,063
Gas Natural SDG S.A.(a)	4,584	89,961
Iberdrola S.A.	29,317	198,252
Mapfre S.A.(a)	11,802	25,672
Red Electrica Corp. S.A.(a)	736	65,552
Repsol S.A.	6,628	84,016
Tecnicas Reunidas S.A.	362	10,762
Telefonica S.A.	27,420	257,711

Total Spain		1,529,045

Sweden - 1.1%
Castellum AB	1,579	22,345
Nordea Bank AB	23,199	194,131
Skandinaviska Enskilda Banken AB Class A	10,874	93,625
Skanska AB Class B	3,025	62,623
SKF AB Class B	1,505	23,820
Svenska Handelsbanken AB Class A	6,600	79,299
Swedbank AB Class A	6,144	127,409
Telefonaktiebolaget LM Ericsson Class B	11,002	83,495
Telia Co. AB	20,746	97,257
Volvo AB Class B	5,374	52,645

Total Sweden		836,649

Switzerland - 1.5%
ABB Ltd. Registered Shares*	7,213	141,565
Baloise Holding AG Registered Shares	632	70,193
Helvetia Holding AG Registered Shares	72	37,434
Kuehne + Nagel International AG Registered Shares	521	72,839
Logitech International S.A. Registered Shares	1,982	32,145
SGS S.A. Registered Shares	17	38,844
STMicroelectronics N.V.(a)	4,336	25,241
Sulzer AG Registered Shares	329	28,503
Swiss Re AG	3,130	272,293
Swisscom AG Registered Shares	270	133,781
Syngenta AG Registered Shares	306	117,506
Zurich Insurance Group AG*	732	179,882

Total Switzerland		1,150,226

Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	33,108	37,615
Asia Cement Corp.	15,514	13,418
Asustek Computer, Inc.	5,486	45,151
AU Optronics Corp.	86,000	29,192
Cathay Financial Holding Co., Ltd.	47,000	50,994
Cheng Shin Rubber Industry Co., Ltd.	8,197	17,177
China Development Financial Holding Corp.	125,000	30,108
China Steel Corp.	71,000	46,000
Chunghwa Telecom Co., Ltd.	26,000	93,896
Compal Electronics, Inc.	19,000	11,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
CTBC Financial Holding Co., Ltd.	81,000	$42,309
Delta Electronics, Inc.*	10,525	50,897
Far Eastern New Century Corp.	15,994	11,899
First Financial Holding Co., Ltd.	63,000	33,005
Fubon Financial Holding Co., Ltd.	63,195	73,756
Hon Hai Precision Industry Co., Ltd.	55,000	140,658
Innolux Corp.	99,000	33,144
MediaTek, Inc.	11,389	86,144
Mega Financial Holding Co., Ltd.	74,941	56,451
Nan Ya Plastics Corp.	19,000	35,928
Nanya Technology Corp.	17,686	21,601
Pegatron Corp.	16,680	35,057
Quanta Computer, Inc.	19,210	36,325
Siliconware Precision Industries Co., Ltd.	18,000	27,313
SinoPac Financial Holdings Co., Ltd.	72,000	21,226
Taiwan Mobile Co., Ltd.	16,800	58,588
United Microelectronics Corp.	74,000	28,904
Yuanta Financial Holding Co., Ltd.	89,000	28,693

Total Taiwan		1,197,376

Thailand - 0.5%
Advanced Info Service PCL	12,641	56,838
Charoen Pokphand Foods PCL NVDR	33,000	26,999
Glow Energy PCL NVDR	6,300	15,374
Intouch Holdings PCL NVDR	13,071	20,179
Krung Thai Bank PCL NVDR	28,600	13,266
Land & Houses PCL NVDR	119,400	30,750
PTT Exploration & Production PCL NVDR	17,900	42,662
PTT Global Chemical PCL NVDR	11,936	20,126
PTT PCL NVDR	5,300	47,208
Siam Commercial Bank PCL (The) NVDR	19,100	75,552
Total Access Communication PCL NVDR	20,000	18,355

Total Thailand		367,309

Turkey - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	32,200	32,025
Eregli Demir ve Celik Fabrikalari TAS	4,849	6,846
Turk Telekomunikasyon AS	31,476	66,221

Total Turkey		105,092

United Kingdom - 9.0%
Admiral Group PLC	780	21,167
AstraZeneca PLC	5,466	326,401
Aviva PLC	13,073	68,838
BAE Systems PLC	18,348	128,525
Berkeley Group Holdings PLC	1,206	40,675
BHP Billiton PLC	10,092	127,193
BP PLC	135,533	793,842
British American Tobacco PLC	7,765	502,716
Centrica PLC	14,724	44,385
Cobham PLC	5,713	12,013
Diageo PLC	8,326	232,232
Direct Line Insurance Group PLC	3,969	18,294
GlaxoSmithKline PLC	31,215	669,529
HSBC Holdings PLC	120,587	751,034
ICAP PLC	5,988	33,596
IG Group Holdings PLC	3,159	34,185
Imperial Brands PLC	4,315	233,818
Inmarsat PLC	3,597	38,684
Intu Properties PLC	4,711	18,270
J Sainsbury PLC(a)	13,380	41,550
Legal & General Group PLC	30,844	78,630
Man Group PLC	14,452	22,353
Marks & Spencer Group PLC	7,547	32,153
National Grid PLC	19,634	287,664
Next PLC	615	40,531
Old Mutual PLC	20,835	55,788
Pearson PLC	3,241	41,896
Pennon Group PLC	2,159	27,289
Rio Tinto PLC	9,234	283,172
Royal Dutch Shell PLC Class A	23,685	648,282
Royal Mail PLC	5,983	40,070
Segro PLC	8,760	48,563
Severn Trent PLC	1,472	47,915
SSE PLC	5,877	122,088
Standard Life PLC	10,222	40,120
TalkTalk Telecom Group PLC(a)	4,039	11,835
Tate & Lyle PLC	1,800	16,086
Taylor Wimpey PLC	21,161	37,425
Unilever PLC	4,525	216,494
United Utilities Group PLC	4,599	63,631
Vodafone Group PLC	124,124	377,737
Weir Group PLC (The)	1,134	21,845
WM Morrison Supermarkets PLC(a)	14,057	35,215

Total United Kingdom		6,733,729

United States - 55.9%
AbbVie, Inc.	10,282	636,559
AES Corp.	5,283	65,932
AGL Resources, Inc.	1,042	68,741
Alliant Energy Corp.	1,386	55,024
Altria Group, Inc.	13,081	902,066
Ameren Corp.	1,968	105,445
American Campus Communities, Inc.	711	37,591
American Eagle Outfitters, Inc.	1,659	26,428
American Electric Power Co., Inc.	3,413	239,217
AT&T, Inc.	55,372	2,392,624
Baxter International, Inc.	4,992	225,738
Brandywine Realty Trust	2,651	44,537
CA, Inc.	2,465	80,926
Camden Property Trust	712	62,955
Caterpillar, Inc.	4,418	334,929
CBL & Associates Properties, Inc.	3,440	32,026
CenterPoint Energy, Inc.	4,183	100,392
CenturyLink, Inc.	9,072	263,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
Chevron Corp.	16,654	$1,745,839
Cincinnati Financial Corp.	884	66,203
Cisco Systems, Inc.	27,783	797,094
CME Group, Inc.	2,811	273,791
CMS Energy Corp.	1,379	63,241
Coach, Inc.	2,374	96,717
Coca-Cola Co. (The)	24,888	1,128,173
Columbia Property Trust, Inc.	1,205	25,787
Compass Minerals International, Inc.	377	27,970
ConocoPhillips	11,924	519,886
Consolidated Edison, Inc.	2,148	172,785
Corrections Corp. of America	1,799	63,001
Crown Castle International Corp.	2,633	267,065
Cullen/Frost Bankers, Inc.	574	36,581
Cummins, Inc.	982	110,416
CVR Energy, Inc.(a)	905	14,028
Darden Restaurants, Inc.	855	54,156
DCT Industrial Trust, Inc.	570	27,383
DDR Corp.	2,714	49,232
Deere & Co.	1,786	144,737
DiamondRock Hospitality Co.	2,478	22,376
Digital Realty Trust, Inc.	1,062	115,747
Dominion Resources, Inc.	3,552	276,807
Dow Chemical Co. (The)	7,418	368,749
DTE Energy Co.	1,069	105,959
Duke Energy Corp.	5,610	481,282
Duke Realty Corp.	1,557	41,510
E.I. du Pont de Nemours & Co.	5,097	330,286
Emerson Electric Co.	4,837	252,298
Entergy Corp.	1,861	151,392
EPR Properties	959	77,372
Eversource Energy	1,672	100,153
Exelon Corp.	6,607	240,231
Exxon Mobil Corp.	27,640	2,590,974
First Niagara Financial Group, Inc.	3,024	29,454
FirstEnergy Corp.	3,646	127,282
FirstMerit Corp.	2,220	44,999
Ford Motor Co.	27,223	342,193
Frontier Communications Corp.	15,739	77,751
GameStop Corp. Class A(a)	820	21,796
Gaming and Leisure Properties, Inc.	1,517	52,306
Gap, Inc. (The)	2,559	54,302
General Electric Co.	59,682	1,878,789
General Mills, Inc.	3,124	222,804
General Motors Co.	12,042	340,789
Geo Group, Inc. (The)	1,558	53,252
Great Plains Energy, Inc.	1,782	54,173
Hancock Holding Co.	1,058	27,624
Hawaiian Electric Industries, Inc.	1,188	38,955
HCP, Inc.	4,596	162,606
Helmerich & Payne, Inc.(a)	1,075	72,165
Highwoods Properties, Inc.	904	47,731
HollyFrontier Corp.	1,867	44,379
Hospitality Properties Trust	1,890	54,432
Host Hotels & Resorts, Inc.	6,406	103,841
Huntsman Corp.	3,325	44,721
Intel Corp.	25,931	850,537
International Business Machines Corp.	5,659	858,923
International Paper Co.	2,675	113,366
Iron Mountain, Inc.	2,414	96,150
Johnson & Johnson	15,619	1,894,585
Kimberly-Clark Corp.	1,837	252,551
Kimco Realty Corp.	3,031	95,113
Kinder Morgan, Inc.	19,223	359,855
KLA-Tencor Corp.	854	62,556
Kohl’s Corp.	1,495	56,690
Lamar Advertising Co. Class A	918	60,863
Las Vegas Sands Corp.	7,907	343,875
LaSalle Hotel Properties	1,021	24,075
Leidos Holdings, Inc.	400	19,148
Liberty Property Trust	1,698	67,445
Macerich Co. (The)	916	78,217
Marathon Oil Corp.	5,407	81,159
Mattel, Inc.	4,458	139,491
Maxim Integrated Products, Inc.	1,531	54,641
McDonald’s Corp.	5,821	700,499
MDU Resources Group, Inc.	1,495	35,880
Medical Properties Trust, Inc.	3,878	58,984
Merck & Co., Inc.	18,521	1,066,995
MetLife, Inc.	6,303	251,048
Microchip Technology, Inc.	997	50,608
Mid-America Apartment Communities, Inc.	449	47,774
Mosaic Co. (The)	2,057	53,852
Murphy Oil Corp.	2,871	91,154
National Oilwell Varco, Inc.	3,986	134,129
National Retail Properties, Inc.	1,053	54,461
Navient Corp.	6,066	72,489
New York Community Bancorp, Inc.	4,861	72,866
NiSource, Inc.	3,776	100,140
Norfolk Southern Corp.	1,550	131,951
NRG Energy, Inc.	2,272	34,057
Nu Skin Enterprises, Inc. Class A	523	24,157
Nucor Corp.	2,095	103,514
Occidental Petroleum Corp.	5,965	450,715
OGE Energy Corp.	1,271	41,625
Old Republic International Corp.	2,849	54,957
Omega Healthcare Investors, Inc.	1,485	50,416
Omnicom Group, Inc.	1,341	109,278
ONEOK, Inc.	2,568	121,852
Outfront Media, Inc.	1,745	42,177
PACCAR, Inc.	2,101	108,979
Packaging Corp. of America	495	33,130
PacWest Bancorp	1,028	40,894
Paychex, Inc.	2,190	130,305
PBF Energy, Inc. Class A	1,192	28,346
People’s United Financial, Inc.	3,883	56,925
Pfizer, Inc.	37,285	1,312,805
PG&E Corp.	3,015	192,719
Philip Morris International, Inc.	13,200	1,342,704
Piedmont Natural Gas Co., Inc.	794	47,735
Piedmont Office Realty Trust, Inc. Class A	2,060	44,372
Pinnacle West Capital Corp.	938	76,034
Pitney Bowes, Inc.	1,744	31,043
PPL Corp.	5,457	206,002
Principal Financial Group, Inc.	1,235	50,771
Procter & Gamble Co. (The)	17,386	1,472,073
Prologis, Inc.	3,500	171,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2016

Investments	Shares	Value
Prudential Financial, Inc.	2,511	$179,135
Public Service Enterprise Group, Inc.	3,479	162,156
QUALCOMM, Inc.	9,476	507,629
Questar Corp.	1,617	41,023
R.R. Donnelley & Sons Co.	3,226	54,584
Rayonier, Inc.	1,294	33,955
Realty Income Corp.	1,697	117,704
RLJ Lodging Trust	2,106	45,174
SCANA Corp.	1,185	89,657
Senior Housing Properties Trust	4,026	83,862
Simon Property Group, Inc.	1,477	320,361
Six Flags Entertainment Corp.	523	30,308
Southern Co. (The)	7,665	411,074
Spectra Energy Corp.	6,646	243,443
Spirit Realty Capital, Inc.	5,473	69,890
Staples, Inc.	5,396	46,514
Steel Dynamics, Inc.	1,757	43,047
Sunstone Hotel Investors, Inc.	1,247	15,051
Symantec Corp.	3,087	63,407
Sysco Corp.	3,341	169,522
Targa Resources Corp.	1,023	43,109
Taubman Centers, Inc.	306	22,705
TECO Energy, Inc.	2,702	74,683
TEGNA, Inc.	1,534	35,543
Time, Inc.	1,635	26,912
Timken Co. (The)	988	30,292
Tupperware Brands Corp.	595	33,487
UDR, Inc.	1,088	40,169
Umpqua Holdings Corp.	2,600	40,222
Vector Group Ltd.(a)	1,521	34,101
Ventas, Inc.	2,815	204,988
Verizon Communications, Inc.	37,274	2,081,380
Viacom, Inc. Class B	1,993	82,650
W.P. Carey, Inc.	1,300	90,246
Waddell & Reed Financial, Inc. Class A	1,397	24,056
Waste Management, Inc.	2,161	143,209
Weingarten Realty Investors	645	26,329
Welltower, Inc.	2,917	222,188
Westar Energy, Inc.	1,059	59,399
Western Union Co. (The)	2,367	45,399
Weyerhaeuser Co.	5,563	165,611
WGL Holdings, Inc.	414	29,307
Williams Cos., Inc. (The)	7,648	165,426
WP GLIMCHER, Inc.	4,271	47,792
Wynn Resorts Ltd.(a)	1,288	116,744
Xcel Energy, Inc.	3,076	137,743

Total United States		41,972,355

TOTAL COMMON STOCKS (Cost: $74,320,761)		74,716,744

RIGHTS - 0.0%

Spain - 0.0%
Acerinox S.A., expiring 7/13/16*	2,809	1,416
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16*	1,483	1,043

TOTAL RIGHTS (Cost: $2,558)		2,459

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $1,465,043)(c)	1,465,043	1,465,043

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $75,788,362)		76,184,246
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.4)%		(1,081,265)

NET ASSETS - 100.0%		$75,102,981

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $1,458,935 and the total market value of the collateral held by the Fund was $1,578,762. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $113,719.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 98.4%

Australia - 7.0%
BHP Billiton Ltd.	20,765	$288,359
Fortescue Metals Group Ltd.(a)	79,011	205,911
Rio Tinto Ltd.	7,452	252,468
Woodside Petroleum Ltd.	20,748	414,650

Total Australia		1,161,388

Brazil - 2.5%
Vale S.A.	82,608	419,518

Canada - 11.0%
Agrium, Inc.(a)	1,840	165,610
Cameco Corp.(a)	8,452	92,349
Canadian Natural Resources Ltd.	6,870	210,856
First Quantum Minerals Ltd.	11,478	80,161
Imperial Oil Ltd.	1,689	53,166
Potash Corp. of Saskatchewan, Inc.	15,956	258,009
Suncor Energy, Inc.	5,294	146,097
Teck Resources Ltd. Class B(a)	61,556	806,243

Total Canada		1,812,491

China - 7.0%
China Petroleum & Chemical Corp. Class H	350,600	253,077
China Shenhua Energy Co., Ltd. Class H	202,700	372,586
CNOOC Ltd.	289,018	358,387
Kunlun Energy Co., Ltd.	208,000	171,324

Total China		1,155,374

France - 2.8%
Technip S.A.	3,838	208,138
TOTAL S.A.	5,445	262,411

Total France		470,549

Germany - 1.0%
Aurubis AG	1,273	57,743
K+S AG Registered Shares(a)	4,963	101,148

Total Germany		158,891

Hong Kong - 0.6%
CP Pokphand Co., Ltd.	931,000	97,205

Israel - 1.2%
Israel Chemicals Ltd.	50,173	194,381

Italy - 1.8%
Eni SpA	18,217	293,858

Japan - 1.6%
Dowa Holdings Co., Ltd.	11,000	56,078
Mitsubishi Materials Corp.	38,000	90,009
Sumitomo Metal Mining Co., Ltd.	12,000	120,304

Total Japan		266,391

Malaysia - 1.7%
IOI Corp. Bhd	92,700	99,794
Kuala Lumpur Kepong Bhd	20,900	120,584
SapuraKencana Petroleum Bhd	169,500	61,804

Total Malaysia		282,182

Mexico - 1.0%
Grupo Mexico S.A.B. de C.V. Series B	45,857	107,103
Industrias Penoles S.A.B. de C.V.	2,282	53,870

Total Mexico		160,973

Norway - 2.4%
Statoil ASA	15,763	271,446
Yara International ASA	4,138	130,451

Total Norway		401,897

Philippines - 0.7%
Semirara Mining & Power Corp.	46,430	123,458

Poland - 0.9%
KGHM Polska Miedz S.A.*	9,455	157,530

Russia - 11.0%
Gazprom PJSC ADR	56,214	242,282
Lukoil PJSC ADR	8,421	351,745
MMC Norilsk Nickel PJSC ADR	32,354	429,985
Novatek OJSC GDR Reg S	915	93,330
Novolipetsk Steel PJSC GDR	14,873	193,349
PhosAgro OJSC GDR Reg S	11,229	165,628
Rosneft PJSC GDR Reg S	36,709	187,950
Tatneft PJSC ADR	5,244	161,148

Total Russia		1,825,417

Singapore - 1.0%
Wilmar International Ltd.	69,100	167,372

South Africa - 1.1%
Sasol Ltd.	6,600	178,991

South Korea - 0.4%
Korea Zinc Co., Ltd.	158	69,683

Spain - 2.9%
Repsol S.A.	29,946	379,593
Tecnicas Reunidas S.A.	3,581	106,460

Total Spain		486,053

Sweden - 0.5%
Boliden AB	4,426	85,044

Switzerland - 1.2%
Syngenta AG Registered Shares	501	192,388

Thailand - 2.7%
PTT Exploration & Production PCL	59,041	139,454
PTT Exploration & Production PCL NVDR	21,300	50,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2016

Investments	Shares	Value
PTT PCL NVDR	28,500	$253,856

Total Thailand		444,075

United Kingdom - 13.2%
Amec Foster Wheeler PLC	25,633	167,904
BHP Billiton PLC	23,147	291,730
BP PLC	70,100	410,589
Fresnillo PLC	2,591	56,942
John Wood Group PLC	14,830	136,394
Rio Tinto PLC	9,152	280,657
Royal Dutch Shell PLC Class A	14,132	386,807
Royal Dutch Shell PLC Class B	16,196	446,440

Total United Kingdom		2,177,463

United States - 21.2%
Anadarko Petroleum Corp.	1,256	66,882
Apache Corp.	2,676	148,973
Archer-Daniels-Midland Co.	2,731	117,133
Baker Hughes, Inc.	1,148	51,809
Cabot Oil & Gas Corp.	766	19,717
CF Industries Holdings, Inc.	2,583	62,250
Chevron Corp.	2,889	302,854
Cimarex Energy Co.	266	31,739
Compass Minerals International, Inc.	1,856	137,697
ConocoPhillips	5,313	231,647
Devon Energy Corp.	2,796	101,355
EOG Resources, Inc.	518	43,212
EQT Corp.	124	9,601
Exxon Mobil Corp.	2,280	213,727
FMC Corp.	2,258	104,568
Halliburton Co.	2,438	110,417
Helmerich & Payne, Inc.(a)	4,643	311,685
Hess Corp.	1,648	99,045
Ingredion, Inc.	920	119,057
Marathon Oil Corp.	13,506	202,725
Monsanto Co.	1,197	123,782
Mosaic Co. (The)	4,861	127,261
National Oilwell Varco, Inc.	6,156	207,149
Noble Energy, Inc.	2,855	102,409
Occidental Petroleum Corp.	2,878	217,462
Oceaneering International, Inc.	2,947	87,997
Pioneer Natural Resources Co.	35	5,292
Scotts Miracle-Gro Co. (The) Class A	2,032	142,057

Total United States		3,499,502

TOTAL COMMON STOCKS (Cost: $21,966,623)		16,282,074

EXCHANGE-TRADED FUNDS AND NOTES - 1.2%

United States - 1.2%
iPath MSCI India Index ETN*(a)	2,862	186,173
WisdomTree Global High Dividend Fund(a)(b)	197	8,211

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $194,677)		194,384

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.1%

United States - 10.1%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,665,856)(d)	1,665,856	1,665,856

TOTAL INVESTMENTS IN SECURITIES - 109.7% (Cost: $23,827,156)		18,142,314
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.7)%		(1,598,670)

NET ASSETS - 100.0%		$16,543,644

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $1,689,302 and the total market value of the collateral held by the Fund was $1,766,356. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $100,500.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	USD	3,198	EUR	2,884	$5
7/5/2016	CAD	1,583	USD	1,220	1
7/5/2016	GBP	3,640	USD	4,818	(48)
7/5/2016	HKD	13,866	USD	1,787	—

					$(42)

CURRENCY LEGEND

CAD	Canadian dollar

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree High Dividend Fund (DHS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	1,796	$67,189
Lockheed Martin Corp.	44,625	11,074,586

Total Aerospace & Defense		11,141,775

Auto Components - 0.0%
Superior Industries International, Inc.	5,269	141,104

Automobiles - 1.5%
Ford Motor Co.	819,650	10,303,001
General Motors Co.	310,428	8,785,112

Total Automobiles		19,088,113

Banks - 0.8%
American National Bankshares, Inc.	1,569	39,507
Arrow Financial Corp.	3,097	93,808
Banc of California, Inc.	8,002	144,836
Bridge Bancorp, Inc.	2,738	77,759
Brookline Bancorp, Inc.	10,786	118,970
Chemical Financial Corp.	6,001	223,777
City Holding Co.	2,682	121,951
CNB Financial Corp.	2,267	40,353
Community Bank System, Inc.	6,232	256,073
Community Trust Bancorp, Inc.	3,019	104,639
Cullen/Frost Bankers, Inc.	9,776	623,024
Financial Institutions, Inc.	2,554	66,583
First Bancorp, Inc.	2,197	47,323
First Busey Corp.	4,998	106,907
First Commonwealth Financial Corp.	15,782	145,194
First Financial Bancorp	10,237	199,110
First Niagara Financial Group, Inc.	51,901	505,516
FirstMerit Corp.	29,253	592,958
Flushing Financial Corp.	4,157	82,641
FNB Corp.	30,702	385,003
Hancock Holding Co.	14,341	374,443
Merchants Bancshares, Inc.	1,081	32,949
NBT Bancorp, Inc.	6,645	190,246
Old National Bancorp	20,929	262,240
PacWest Bancorp	26,314	1,046,771
Park National Corp.	2,991	274,514
Penns Woods Bancorp, Inc.(a)	795	33,382
People’s United Financial, Inc.	61,931	907,908
Peoples Financial Services Corp.(a)	1,150	45,011
Republic Bancorp, Inc. Class A	3,090	85,377
Sandy Spring Bancorp, Inc.	4,485	130,334
Southside Bancshares, Inc.	4,591	141,965
Tompkins Financial Corp.	2,127	138,255
Trustmark Corp.	12,741	316,614
Umpqua Holdings Corp.	41,255	638,215
United Bankshares, Inc.	11,741	440,405
Univest Corp. of Pennsylvania	3,294	69,240
Valley National Bancorp	49,731	453,547
Washington Trust Bancorp, Inc.	3,343	126,767
West Bancorp, Inc.	3,136	58,298
Westamerica Bancorporation(a)	4,534	223,345

Total Banks		9,965,758

Beverages - 2.4%
Coca-Cola Co. (The)	649,893	29,459,650

Biotechnology - 1.7%
AbbVie, Inc.	330,066	20,434,386
PDL BioPharma, Inc.	97,095	304,878

Total Biotechnology		20,739,264

Capital Markets - 0.2%
Arlington Asset Investment Corp. Class A(a)	15,775	205,233
Artisan Partners Asset Management, Inc. Class A	12,974	359,120
BGC Partners, Inc. Class A	62,789	546,892
Cohen & Steers, Inc.	7,045	284,900
Federated Investors, Inc. Class B	18,063	519,853
Greenhill & Co., Inc.	9,671	155,703
Moelis & Co. Class A	4,019	90,428
Virtu Financial, Inc. Class A	7,140	128,520
Waddell & Reed Financial, Inc. Class A	22,815	392,874
Westwood Holdings Group, Inc.	1,805	93,499

Total Capital Markets		2,777,022

Chemicals - 1.1%
Axiall Corp.	13,181	429,832
Dow Chemical Co. (The)	190,965	9,492,870
Huntsman Corp.	56,732	763,045
Innophos Holdings, Inc.	5,764	243,299
Kronos Worldwide, Inc.(a)	59,253	311,078
Mosaic Co. (The)	59,894	1,568,025
Olin Corp.	33,471	831,420

Total Chemicals		13,639,569

Commercial Services & Supplies - 0.7%
Brady Corp. Class A	7,983	243,960
CECO Environmental Corp.	5,902	51,583
Covanta Holding Corp.	44,858	737,914
Ennis, Inc.	4,531	86,905
KAR Auction Services, Inc.	18,723	781,498
McGrath RentCorp	4,413	134,994
Pitney Bowes, Inc.	36,167	643,773
Quad/Graphics, Inc.	21,561	502,156
R.R. Donnelley & Sons Co.	69,130	1,169,680
Waste Management, Inc.	64,124	4,249,497
West Corp.	15,384	302,449

Total Commercial Services & Supplies		8,904,409

Communications Equipment - 1.8%
Cisco Systems, Inc.	780,005	22,378,343
Comtech Telecommunications Corp.	4,619	59,308

Total Communications Equipment		22,437,651

Consumer Finance - 0.1%
Navient Corp.	89,947	1,074,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

June 30, 2016

Investments	Shares	Value
Containers & Packaging - 0.5%
Greif, Inc. Class B(a)	5,335	$292,091
International Paper Co.	91,614	3,882,601
Myers Industries, Inc.	5,338	76,867
Packaging Corp. of America	15,781	1,056,223
Sonoco Products Co.	16,045	796,795

Total Containers & Packaging		6,104,577

Distributors - 0.0%
Weyco Group, Inc.	1,589	44,142

Diversified Consumer Services - 0.0%
Capella Education Co.	1,629	85,751

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	1,969	32,095

Diversified Telecommunication Services - 10.9%
AT&T, Inc.	1,627,477	70,323,281
CenturyLink, Inc.	227,868	6,610,451
Cogent Communications Holdings, Inc.	9,730	389,784
Consolidated Communications Holdings, Inc.	18,183	495,305
Frontier Communications Corp.	511,680	2,527,699
IDT Corp. Class B	7,174	101,799
Inteliquent, Inc.	5,938	118,107
Verizon Communications, Inc.	981,771	54,822,093
Windstream Holdings, Inc.(a)	47,749	442,633

Total Diversified Telecommunication Services		135,831,152

Electric Utilities - 6.7%
ALLETE, Inc.	9,767	631,241
Alliant Energy Corp.	40,674	1,614,758
American Electric Power Co., Inc.	96,455	6,760,531
Duke Energy Corp.	160,240	13,746,990
El Paso Electric Co.	6,505	307,491
Empire District Electric Co. (The)	8,877	301,552
Entergy Corp.	44,217	3,597,053
Eversource Energy	51,694	3,096,471
Exelon Corp.	210,392	7,649,853
FirstEnergy Corp.	92,332	3,223,310
Great Plains Energy, Inc.	29,545	898,168
Hawaiian Electric Industries, Inc.	22,436	735,677
IDACORP, Inc.	7,378	600,200
NextEra Energy, Inc.	69,698	9,088,619
OGE Energy Corp.	42,192	1,381,788
Otter Tail Corp.	9,070	303,754
PG&E Corp.	82,636	5,282,093
Pinnacle West Capital Corp.	21,615	1,752,112
Portland General Electric Co.	13,902	613,356
PPL Corp.	148,571	5,608,555
Southern Co. (The)	212,380	11,389,939
Westar Energy, Inc.	23,968	1,344,365
Xcel Energy, Inc.	88,738	3,973,688

Total Electric Utilities		83,901,564

Electrical Equipment - 0.6%
Emerson Electric Co.	130,887	6,827,066
General Cable Corp.	14,074	178,880

Total Electrical Equipment		7,005,946

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	27,028	367,040
Daktronics, Inc.	7,748	48,425
Electro Rent Corp.	6,371	98,177

Total Electronic Equipment, Instruments & Components		513,642

Energy Equipment & Services - 0.4%
Archrock, Inc.	25,423	239,485
Bristow Group, Inc.	8,587	97,978
Helmerich & Payne, Inc.(a)	27,651	1,856,212
National Oilwell Varco, Inc.	99,447	3,346,391

Total Energy Equipment & Services		5,540,066

Food & Staples Retailing - 3.3%
Sysco Corp.	81,885	4,154,845
Village Super Market, Inc. Class A	2,883	83,290
Wal-Mart Stores, Inc.	506,555	36,988,646

Total Food & Staples Retailing		41,226,781

Food Products - 2.6%
Archer-Daniels-Midland Co.	93,510	4,010,644
B&G Foods, Inc.	11,207	540,177
Cal-Maine Foods, Inc.(a)	17,656	782,514
General Mills, Inc.	86,615	6,177,382
Kellogg Co.	48,393	3,951,288
Kraft Heinz Co. (The)	191,650	16,957,192

Total Food Products		32,419,197

Gas Utilities - 0.4%
AGL Resources, Inc.	18,698	1,233,507
National Fuel Gas Co.	16,914	962,068
New Jersey Resources Corp.	14,282	550,571
Northwest Natural Gas Co.	5,112	331,360
Questar Corp.	38,146	967,764
South Jersey Industries, Inc.	16,063	507,912
Spire, Inc.	7,228	512,032
WGL Holdings, Inc.	7,442	526,819

Total Gas Utilities		5,592,033

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience, Inc.	8,135	158,633

Health Care Providers & Services - 0.0%
Kindred Healthcare, Inc.	14,807	167,171

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	3,111	124,191

Hotels, Restaurants & Leisure - 2.6%
Bob Evans Farms, Inc.	3,469	131,648
Cracker Barrel Old Country Store, Inc.(a)	4,060	696,168
Darden Restaurants, Inc.	23,212	1,470,248
DineEquity, Inc.	3,887	329,540
Interval Leisure Group, Inc.	8,118	129,076
Las Vegas Sands Corp.	239,751	10,426,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

June 30, 2016

Investments	Shares	Value
McDonald’s Corp.	134,764	$16,217,500
SeaWorld Entertainment, Inc.(a)	20,243	290,082
Six Flags Entertainment Corp.	20,188	1,169,895
Speedway Motorsports, Inc.	5,885	104,459
Wynn Resorts Ltd.(a)	15,430	1,398,575

Total Hotels, Restaurants & Leisure		32,363,962

Household Durables - 0.1%
MDC Holdings, Inc.	9,310	226,606
Tupperware Brands Corp.	12,008	675,810

Total Household Durables		902,416

Household Products - 3.6%
Kimberly-Clark Corp.	51,298	7,052,449
Orchids Paper Products Co.	2,870	102,086
Procter & Gamble Co. (The)	443,814	37,577,731

Total Household Products		44,732,266

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	143,283	1,788,172
NRG Energy, Inc.	85,977	1,288,795
NRG Yield, Inc. Class A	11,830	180,053
Pattern Energy Group, Inc.	28,132	646,192
TerraForm Global, Inc. Class A*(a)	57,985	189,031

Total Independent Power & Renewable Electricity Producers		4,092,243

Industrial Conglomerates - 3.5%
General Electric Co.	1,373,097	43,225,093
Raven Industries, Inc.	5,536	104,852

Total Industrial Conglomerates		43,329,945

Insurance - 1.0%
American National Insurance Co.	4,249	480,774
Arthur J. Gallagher & Co.	28,860	1,373,736
Baldwin & Lyons, Inc. Class B	2,999	73,955
Cincinnati Financial Corp.	24,310	1,820,576
Donegal Group, Inc. Class A	3,763	62,052
EMC Insurance Group, Inc.	3,862	107,055
Erie Indemnity Co. Class A	6,224	618,292
HCI Group, Inc.	1,788	48,777
Horace Mann Educators Corp.	6,500	219,635
Mercury General Corp.	13,436	714,258
Old Republic International Corp.	50,820	980,318
Prudential Financial, Inc.	74,532	5,317,113
Safety Insurance Group, Inc.	4,166	256,542

Total Insurance		12,073,083

Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.	4,590	116,403
PetMed Express, Inc.(a)	5,615	105,337

Total Internet & Catalog Retail		221,740

IT Services - 2.6%
International Business Machines Corp.	179,392	27,228,118
Paychex, Inc.	55,513	3,303,023
Western Union Co. (The)	82,209	1,576,769

Total IT Services		32,107,910

Leisure Products - 0.2%
Mattel, Inc.	94,113	2,944,796

Machinery - 1.2%
American Railcar Industries, Inc.(a)	3,084	121,725
Caterpillar, Inc.	131,180	9,944,756
Cummins, Inc.	37,843	4,255,067
Douglas Dynamics, Inc.	4,340	111,668
Joy Global, Inc.	31,854	673,393
Miller Industries, Inc.	1,840	37,886
Timken Co. (The)	14,492	444,325

Total Machinery		15,588,820

Media - 0.5%
AMC Entertainment Holdings, Inc. Class A	3,670	101,329
Cinemark Holdings, Inc.	16,532	602,757
Gannett Co., Inc.	19,938	275,344
Harte-Hanks, Inc.	29,418	46,775
Meredith Corp.	7,495	389,065
National CineMedia, Inc.	17,064	264,151
New Media Investment Group, Inc.	14,687	265,394
Regal Entertainment Group Class A(a)	31,080	685,003
Time, Inc.	24,709	406,710
Viacom, Inc. Class B	63,630	2,638,736
World Wrestling Entertainment, Inc. Class A(a)	4,957	91,258

Total Media		5,766,522

Metals & Mining - 0.4%
Allegheny Technologies, Inc.(a)	29,336	374,034
Commercial Metals Co.	18,575	313,917
Compass Minerals International, Inc.	5,490	407,303
Nucor Corp.	56,816	2,807,279
Schnitzer Steel Industries, Inc. Class A	6,681	117,586
Steel Dynamics, Inc.	37,091	908,729

Total Metals & Mining		4,928,848

Multi-Utilities - 3.3%
Ameren Corp.	47,282	2,533,370
Avista Corp.	11,661	522,413
Black Hills Corp.	9,390	591,946
CenterPoint Energy, Inc.	121,751	2,922,024
CMS Energy Corp.	44,301	2,031,644
Consolidated Edison, Inc.	60,015	4,827,607
Dominion Resources, Inc.	113,725	8,862,589
DTE Energy Co.	31,928	3,164,703
MDU Resources Group, Inc.	41,783	1,002,792
NiSource, Inc.	50,627	1,342,628
NorthWestern Corp.	8,262	521,084
Public Service Enterprise Group, Inc.	102,006	4,754,500
SCANA Corp.	25,982	1,965,798
TECO Energy, Inc.	36,478	1,008,252
Unitil Corp.	3,279	139,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

June 30, 2016

Investments	Shares	Value
Vectren Corp.	15,714	$827,656
WEC Energy Group, Inc.	56,735	3,704,795

Total Multi-Utilities		40,723,716

Multiline Retail - 0.8%
Kohl’s Corp.	36,143	1,370,542
Macy’s, Inc.	58,716	1,973,445
Target Corp.	91,862	6,413,805

Total Multiline Retail		9,757,792

Oil, Gas & Consumable Fuels - 15.5%
Alon USA Energy, Inc.	12,572	81,467
Chevron Corp.	445,926	46,746,423
ConocoPhillips	363,378	15,843,281
CVR Energy, Inc.(a)	20,282	314,371
Evolution Petroleum Corp.	10,049	54,968
Exxon Mobil Corp.	726,162	68,070,426
Kinder Morgan, Inc.	1,307,636	24,478,946
Murphy Oil Corp.	51,044	1,620,647
Occidental Petroleum Corp.	166,076	12,548,702
ONEOK, Inc.	121,346	5,757,868
PBF Energy, Inc. Class A	15,450	367,401
SemGroup Corp. Class A	14,224	463,133
Spectra Energy Corp.	209,245	7,664,644
Targa Resources Corp.	34,339	1,447,045
Western Refining, Inc.(a)	17,547	361,995
Williams Cos., Inc. (The)	347,457	7,515,495

Total Oil, Gas & Consumable Fuels		193,336,812

Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	5,976	210,833

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A(a)	11,334	523,517

Pharmaceuticals - 5.1%
Merck & Co., Inc.	471,679	27,173,427
Pfizer, Inc.	1,031,970	36,335,664

Total Pharmaceuticals		63,509,091

Real Estate Investment Trusts (REITs) - 12.5%
Acadia Realty Trust	10,507	373,209
Agree Realty Corp.	4,845	233,723
Alexander’s, Inc.	896	366,670
Alexandria Real Estate Equities, Inc.	11,929	1,234,890
American Campus Communities, Inc.	22,464	1,187,672
Apartment Investment & Management Co. Class A	23,902	1,055,512
Apple Hospitality REIT, Inc.(a)	52,088	979,775
Armada Hoffler Properties, Inc.	8,872	121,901
Ashford Hospitality Trust, Inc.	35,135	188,675
Bluerock Residential Growth REIT, Inc.(a)	9,490	123,370
Brandywine Realty Trust	39,705	667,044
Brixmor Property Group, Inc.	57,218	1,513,988
Camden Property Trust	15,395	1,361,226
CareTrust REIT, Inc.	13,190	181,758
CatchMark Timber Trust, Inc. Class A	8,001	97,772
CBL & Associates Properties, Inc.	69,990	651,607
Chatham Lodging Trust	10,237	225,009
Chesapeake Lodging Trust	17,257	401,225
Colony Starwood Homes(a)	6,093	185,349
Columbia Property Trust, Inc.	30,036	642,770
Communications Sales & Leasing, Inc.	91,993	2,658,598
CorEnergy Infrastructure Trust, Inc.(a)	10,027	289,279
CoreSite Realty Corp.	4,484	397,686
Corporate Office Properties Trust	22,583	667,779
Corrections Corp. of America	48,222	1,688,734
Cousins Properties, Inc.	36,732	382,013
Crown Castle International Corp.	66,526	6,747,732
CyrusOne, Inc.	11,275	627,567
DCT Industrial Trust, Inc.	13,401	643,784
DDR Corp.	73,646	1,335,938
DiamondRock Hospitality Co.	45,217	408,310
Digital Realty Trust, Inc.	33,999	3,705,551
Duke Realty Corp.	57,539	1,533,990
DuPont Fabros Technology, Inc.	16,507	784,743
Easterly Government Properties, Inc.	5,343	105,417
EastGroup Properties, Inc.	6,715	462,798
Education Realty Trust, Inc.	11,200	516,768
EPR Properties	18,724	1,510,652
Equity One, Inc.	20,935	673,688
Extra Space Storage, Inc.	16,323	1,510,530
First Potomac Realty Trust	16,202	149,058
Franklin Street Properties Corp.	37,069	454,837
Gaming and Leisure Properties, Inc.	44,554	1,536,222
Geo Group, Inc. (The)	33,048	1,129,581
Getty Realty Corp.	8,970	192,407
Gladstone Commercial Corp.	11,083	187,192
Global Net Lease, Inc.(a)	66,608	529,534
Government Properties Income Trust	37,191	857,624
Gramercy Property Trust	42,813	394,736
HCP, Inc.	141,272	4,998,203
Healthcare Realty Trust, Inc.	21,231	742,873
Healthcare Trust of America, Inc. Class A	27,181	879,034
Hersha Hospitality Trust	11,115	190,622
Highwoods Properties, Inc.	18,425	972,840
Hospitality Properties Trust	55,346	1,593,965
Host Hotels & Resorts, Inc.	182,140	2,952,489
Independence Realty Trust, Inc.	21,917	179,281
InfraREIT, Inc.	9,225	161,807
Investors Real Estate Trust	43,841	283,651
Iron Mountain, Inc.	73,004	2,907,749
Kimco Realty Corp.	80,231	2,517,649
Kite Realty Group Trust	17,581	492,795
Lamar Advertising Co. Class A	18,837	1,248,893
LaSalle Hotel Properties	37,396	881,798
Lexington Realty Trust	94,909	959,530
Liberty Property Trust	42,069	1,670,981
LTC Properties, Inc.	8,679	448,965
Macerich Co. (The)	26,639	2,274,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

June 30, 2016

Investments	Shares	Value
Medical Properties Trust, Inc.	88,576	$1,347,241
Mid-America Apartment Communities, Inc.	12,574	1,337,874
Monmouth Real Estate Investment Corp. Class A	19,311	256,064
National Health Investors, Inc.	10,061	755,480
National Retail Properties, Inc.	30,188	1,561,323
National Storage Affiliates Trust	5,274	109,805
New Senior Investment Group, Inc.	47,298	505,143
New York REIT, Inc.	31,128	287,934
NexPoint Residential Trust, Inc.	6,626	120,593
NorthStar Realty Finance Corp.	118,788	1,357,747
Omega Healthcare Investors, Inc.	59,967	2,035,880
One Liberty Properties, Inc.	5,215	124,378
Outfront Media, Inc.	42,272	1,021,714
Parkway Properties, Inc.	26,486	443,111
Pebblebrook Hotel Trust	14,735	386,794
Pennsylvania Real Estate Investment Trust(a)	14,128	303,046
Physicians Realty Trust	23,277	489,050
Piedmont Office Realty Trust, Inc. Class A	31,026	668,300
Post Properties, Inc.	7,831	478,083
Potlatch Corp.	9,342	318,562
Preferred Apartment Communities, Inc. Class A	6,783	99,846
Prologis, Inc.	96,879	4,750,946
Public Storage	23,280	5,950,135
QTS Realty Trust, Inc. Class A	6,099	341,422
Ramco-Gershenson Properties Trust	19,866	389,572
Rayonier, Inc.	26,080	684,339
Realty Income Corp.	56,147	3,894,356
Regency Centers Corp.	13,333	1,116,372
Retail Opportunity Investments Corp.	19,690	426,682
Retail Properties of America, Inc. Class A	51,262	866,328
Rexford Industrial Realty, Inc.	8,926	188,249
RLJ Lodging Trust	35,636	764,392
Rouse Properties, Inc.	13,716	250,317
Ryman Hospitality Properties, Inc.	13,470	682,255
Sabra Health Care REIT, Inc.	25,094	517,815
Saul Centers, Inc.	3,328	205,371
Select Income REIT	44,506	1,156,711
Senior Housing Properties Trust	126,528	2,635,578
Silver Bay Realty Trust Corp.	5,179	88,198
Simon Property Group, Inc.	51,273	11,121,114
Sovran Self Storage, Inc.	6,023	631,933
Spirit Realty Capital, Inc.	141,942	1,812,599
STAG Industrial, Inc.	24,164	575,345
STORE Capital Corp.	29,067	856,023
Summit Hotel Properties, Inc.	15,987	211,668
Sun Communities, Inc.	10,697	819,818
Tanger Factory Outlet Centers, Inc.	16,377	658,028
Taubman Centers, Inc.	8,915	661,493
Terreno Realty Corp.	7,021	181,633
Tier REIT, Inc.	10,601	162,513
UDR, Inc.	38,551	1,423,303
UMH Properties, Inc.	9,871	111,049
Universal Health Realty Income Trust	3,691	211,051
Urban Edge Properties	17,053	509,203
Urstadt Biddle Properties, Inc. Class A	7,516	186,246
Ventas, Inc.	92,545	6,739,127
VEREIT, Inc.	293,221	2,973,261
W.P. Carey, Inc.	32,233	2,237,615
Washington Real Estate Investment Trust	14,339	451,105
Weingarten Realty Investors	24,196	987,681
Welltower, Inc.	88,434	6,736,018
Weyerhaeuser Co.	148,376	4,417,154
Whitestone REIT	12,761	192,436
WP GLIMCHER, Inc.	85,145	952,773
Xenia Hotels & Resorts, Inc.	31,745	532,681

Total Real Estate Investment Trusts (REITs)		155,503,598

Semiconductors & Semiconductor Equipment - 1.7%
Brooks Automation, Inc.	11,486	128,873
Intersil Corp. Class A	22,903	310,107
KLA-Tencor Corp.	22,719	1,664,167
Maxim Integrated Products, Inc.	43,099	1,538,203
Microchip Technology, Inc.	31,001	1,573,611
QUALCOMM, Inc.	291,008	15,589,298

Total Semiconductors & Semiconductor Equipment		20,804,259

Software - 0.4%
American Software, Inc. Class A	4,917	51,530
CA, Inc.	77,290	2,537,431
Symantec Corp.	98,344	2,019,986

Total Software		4,608,947

Specialty Retail - 0.4%
Abercrombie & Fitch Co. Class A	9,458	168,447
American Eagle Outfitters, Inc.	29,927	476,737
Barnes & Noble, Inc.	23,234	263,706
Big 5 Sporting Goods Corp.	3,621	33,567
Cato Corp. (The) Class A	4,078	153,822
DSW, Inc. Class A	12,482	264,369
GameStop Corp. Class A(a)	23,961	636,883
Gap, Inc. (The)	68,482	1,453,188
Guess?, Inc.	18,633	280,427
Pier 1 Imports, Inc.	18,777	96,514
Rent-A-Center, Inc.	15,249	187,258
Stage Stores, Inc.	11,125	54,290
Staples, Inc.	155,364	1,339,238
Stein Mart, Inc.	8,980	69,325
Tailored Brands, Inc.	10,846	137,310

Total Specialty Retail		5,615,081

Technology Hardware, Storage & Peripherals - 0.5%
Diebold, Inc.	11,183	277,674
HP, Inc.	350,840	4,403,042
Lexmark International, Inc. Class A	13,234	499,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree High Dividend Fund (DHS)

June 30, 2016

Investments	Shares	Value
Western Digital Corp.	35,578	$1,681,416

Total Technology Hardware, Storage & Peripherals		6,861,716

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	59,070	2,406,512

Thrifts & Mortgage Finance - 0.3%
Dime Community Bancshares, Inc.	5,743	97,689
Fox Chase Bancorp, Inc.	1,432	29,127
New York Community Bancorp, Inc.	143,274	2,147,677
Northwest Bancshares, Inc.	21,580	320,032
Oritani Financial Corp.	9,362	149,698
Provident Financial Services, Inc.	10,780	211,719
TrustCo Bank Corp.	21,964	140,789
United Financial Bancorp, Inc.	8,748	113,549

Total Thrifts & Mortgage Finance		3,210,280

Tobacco - 6.0%
Altria Group, Inc.	375,570	25,899,307
Philip Morris International, Inc.	350,423	35,645,028
Reynolds American, Inc.	220,769	11,906,072
Universal Corp.	4,350	251,169
Vector Group Ltd.(a)	38,544	864,156

Total Tobacco		74,565,732

Trading Companies & Distributors - 0.1%
GATX Corp.	7,557	332,281
H&E Equipment Services, Inc.	11,235	213,802
TAL International Group, Inc.	17,324	232,315

Total Trading Companies & Distributors		778,398

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	25,877	1,916,192

Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,369	46,436
Connecticut Water Service, Inc.	1,460	82,052
Middlesex Water Co.	2,542	110,272

Total Water Utilities		238,760

TOTAL COMMON STOCKS (Cost: $1,105,867,638)		1,241,739,910

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Total Dividend Fund(a)(b) (Cost: $2,542,490)	33,768	2,591,356

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $9,827,555)(d)	9,827,555	9,827,555

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $1,118,237,683)		1,254,158,821
Liabilities in Excess of Cash and Other Assets - (0.5)%		(6,486,681)

NET ASSETS - 100.0%		$1,247,672,140

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $11,351,771 and the total market value of the collateral held by the Fund was $11,642,586. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,815,031.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

India - 99.8%

Aerospace & Defense - 0.3%
Bharat Electronics Ltd.	198,058	$3,718,191

Air Freight & Logistics - 0.0%
Allcargo Logistics Ltd.	125,792	339,943

Auto Components - 1.2%
Apollo Tyres Ltd.	1,343,030	3,014,579
Balkrishna Industries Ltd.	165,030	1,621,448
Bharat Forge Ltd.	271,962	3,063,325
Bosch Ltd.	6,951	2,332,491
Ceat Ltd.	39,433	490,086
Exide Industries Ltd.	661,447	1,659,130
JK Tyre & Industries Ltd.	531,028	706,910
Motherson Sumi Systems Ltd.	421,337	1,810,947
Tube Investments of India Ltd.	198,832	1,430,371

Total Auto Components		16,129,287

Automobiles - 7.8%
Bajaj Auto Ltd.	219,612	8,752,431
Hero MotoCorp Ltd.	260,137	12,249,506
Mahindra & Mahindra Ltd.	873,737	18,511,004
Tata Motors Ltd.*	9,681,308	65,873,631
TVS Motor Co., Ltd.	197,285	904,655

Total Automobiles		106,291,227

Banks - 12.2%
Allahabad Bank*	786,406	806,272
Andhra Bank	1,681,436	1,439,914
Axis Bank Ltd.	4,350,866	34,390,503
Bank of Baroda*	2,404,025	5,483,364
Bank of India	1,382,206	2,073,463
Canara Bank*	1,346,740	4,358,773
Central Bank of India*	532,292	843,450
City Union Bank Ltd.	687,333	1,185,355
DCB Bank Ltd.*	553,911	797,691
Federal Bank Ltd.	4,807,564	4,102,759
ICICI Bank Ltd.	12,203,274	43,492,074
IDBI Bank Ltd.	2,230,677	2,306,856
Indian Bank	859,072	1,797,184
IndusInd Bank Ltd.	611,577	10,072,287
Jammu & Kashmir Bank Ltd. (The)	678,690	692,818
Karnataka Bank Ltd. (The)	1,205,900	2,515,604
Karur Vysya Bank Ltd. (The)	276,908	2,036,553
Lakshmi Vilas Bank Ltd. (The)	287,511	421,501
Oriental Bank of Commerce	246,708	394,945
South Indian Bank Ltd. (The)	7,337,667	2,125,363
State Bank of India	7,929,495	25,705,215
Syndicate Bank*	2,140,164	2,308,377
UCO Bank*	4,185,685	2,685,238
Union Bank of India	999,135	1,899,237
Yes Bank Ltd.	768,983	12,613,395

Total Banks		166,548,191

Biotechnology - 0.1%
Biocon Ltd.	94,844	1,041,535

Building Products - 0.3%
Kajaria Ceramics Ltd.	54,266	969,624
Sintex Industries Ltd.	2,165,245	2,596,883

Total Building Products		3,566,507

Capital Markets - 0.2%
Edelweiss Financial Services Ltd.	1,043,572	1,173,525
JM Financial Ltd.	870,446	662,233
PTC India Financial Services Ltd.	715,083	401,006

Total Capital Markets		2,236,764

Chemicals - 2.0%
Aarti Industries	50,387	388,606
Akzo Nobel India Ltd.	20,166	475,848
Asian Paints Ltd.	468,967	6,971,103
Atul Ltd.	26,880	816,615
Bayer CropScience Ltd.	14,935	862,898
Berger Paints India Ltd.	183,631	751,447
Castrol India Ltd.	179,187	1,006,176
Chambal Fertilizers and Chemicals Ltd.	1,051,998	1,105,849
Godrej Industries Ltd.	184,807	1,087,019
Gujarat Fluorochemicals Ltd.	134,235	1,044,724
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.*	29	67
Jindal Poly Films Ltd.	84,590	545,928
Kansai Nerolac Paints Ltd.	147,922	679,725
Max Ventures & Industries Ltd.*	23,506	22,010
Monsanto India Ltd.	12,694	486,912
PI Industries Ltd.	77,127	825,834
Pidilite Industries Ltd.	130,734	1,394,406
Rallis India Ltd.	151,660	497,257
Rashtriya Chemicals & Fertilizers Ltd.	1,252,423	910,161
Tata Chemicals Ltd.	296,129	1,888,346
UPL Ltd.	715,167	5,828,778

Total Chemicals		27,589,709

Construction & Engineering - 1.3%
Ahluwalia Contracts India Ltd.*	50,938	213,578
Ashoka Buildcon Ltd.	55,669	130,935
Engineers India Ltd.	89,615	270,458
IRB Infrastructure Developers Ltd.	836,879	2,645,973
KEC International Ltd.	138,338	295,348
Larsen & Toubro Ltd.	507,131	11,244,115
NCC Ltd.	494,543	544,038
Voltas Ltd.	440,213	2,101,765

Total Construction & Engineering		17,446,210

Construction Materials - 1.3%
ACC Ltd.	96,799	2,317,683
Ambuja Cements Ltd.	1,690,408	6,381,450
Ramco Cements Ltd. (The)	170,264	1,396,647
UltraTech Cement Ltd.	144,028	7,278,754

Total Construction Materials		17,374,534

Consumer Finance - 2.1%
Bajaj Finance Ltd.	37,592	4,453,840
Cholamandalam Investment and Finance Co., Ltd.	61,230	860,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2016

Investments	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	946,722	$4,686,972
Manappuram Finance Ltd.	4,108,338	4,196,902
Muthoot Finance Ltd.	422,165	1,832,957
Shriram City Union Finance Ltd.	42,544	1,040,199
Shriram Transport Finance Co., Ltd.	497,434	8,872,669
SKS Microfinance Ltd.*	129,250	1,419,558
Sundaram Finance Ltd.	46,760	1,055,746

Total Consumer Finance		28,419,347

Containers & Packaging - 0.0%
HSIL Ltd.	78,983	321,748

Diversified Financial Services - 2.1%
Bajaj Holdings & Investment Ltd.	88,488	2,183,063
Credit Analysis & Research Ltd.	56,561	833,226
CRISIL Ltd.	10,506	313,662
IFCI Ltd.	8,157,913	3,233,190
L&T Finance Holdings Ltd.	1,895,412	2,217,094
Power Finance Corp., Ltd.	3,467,693	8,703,270
Rural Electrification Corp., Ltd.	4,195,998	10,782,960
Srei Infrastructure Finance Ltd.	1,040,822	1,109,521

Total Diversified Financial Services		29,375,986

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	849,035	4,340,462
Himachal Futuristic Communications Ltd.*	6,964,624	1,888,327

Total Diversified Telecommunication Services		6,228,789

Electric Utilities - 1.3%
CESC Ltd.	215,658	1,907,037
Reliance Infrastructure Ltd.	1,774,078	14,344,812
Tata Power Co., Ltd.	1,021,900	1,110,547
Torrent Power Ltd.	430,664	1,118,852

Total Electric Utilities		18,481,248

Electrical Equipment - 0.5%
ABB India Ltd.	25,590	464,047
Amara Raja Batteries Ltd.	79,208	1,019,277
Bharat Heavy Electricals Ltd.	1,099,310	2,079,886
Crompton Greaves Ltd.*	241,936	264,357
Havells India Ltd.	559,820	2,985,099

Total Electrical Equipment		6,812,666

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	1,112,602	1,707,765

Energy Equipment & Services - 0.1%
Aban Offshore Ltd.	572,938	1,800,008
Global Offshore Services Ltd.*	67,699	140,122

Total Energy Equipment & Services		1,940,130

Food Products - 0.6%
Britannia Industries Ltd.	36,015	1,472,162
KRBL Ltd.	572,032	2,458,649
Nestle India Ltd.	30,662	2,949,380
Tata Global Beverages Ltd.	625,148	1,215,193

Total Food Products		8,095,384

Gas Utilities - 0.9%
GAIL India Ltd.	1,479,914	8,444,905
Gujarat State Petronet Ltd.	1,057,264	2,244,699
Indraprastha Gas Ltd.	226,032	2,101,583

Total Gas Utilities		12,791,187

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	115,357	2,248,346
Max India Ltd.*†	117,530	160,584

Total Health Care Providers & Services		2,408,930

Hotels, Restaurants & Leisure - 0.0%
Jubilant Foodworks Ltd.	17,225	289,899

Household Durables - 0.1%
Crompton Greaves Consumer Electricals Ltd.*	263,931	562,117
Symphony Ltd.	7,288	268,332
Whirlpool of India Ltd.*	62,703	771,443

Total Household Durables		1,601,892

Household Products - 1.3%
Hindustan Unilever Ltd.	1,302,651	17,341,982
Jyothy Laboratories Ltd.	54,387	243,913

Total Household Products		17,585,895

Independent Power & Renewable Electricity Producers - 3.3%
Jaiprakash Power Ventures Ltd.*	8,310,557	609,486
JSW Energy Ltd.	2,814,231	3,498,244
NHPC Ltd.	13,455,295	5,023,682
NTPC Ltd.	12,989,839	30,080,922
PTC India Ltd.	2,159,850	2,465,612
Reliance Power Ltd.	5,087,709	3,870,714

Total Independent Power & Renewable Electricity Producers		45,548,660

Industrial Conglomerates - 0.4%
Aditya Birla Nuvo Ltd.	141,827	2,565,998
Siemens Ltd.	136,368	2,646,139

Total Industrial Conglomerates		5,212,137

Insurance - 0.5%
Bajaj Finserv Ltd.	157,608	5,421,183
Max Financial Services Ltd.	105,975	836,479

Total Insurance		6,257,662

Internet Software & Services - 0.0%
Just Dial Ltd.	64,713	585,289

IT Services - 17.2%
eClerx Services Ltd.	71,260	1,526,661
HCL Technologies Ltd.	2,072,369	22,427,764
Hexaware Technologies Ltd.	395,396	1,341,517
Infosys Ltd.	6,581,846	114,171,795
Mindtree Ltd.	441,233	4,346,304
Mphasis Ltd.	416,027	3,534,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2016

Investments	Shares	Value
Persistent Systems Ltd.	67,685	$699,564
Polaris Consulting & Services Ltd.*	367,276	1,061,098
Rolta India Ltd.	951,171	905,441
Sonata Software Ltd.	162,109	399,778
Tata Consultancy Services Ltd.	1,290,120	48,800,731
Tech Mahindra Ltd.	1,602,332	12,006,510
Vakrangee Ltd.	949,691	2,648,779
Wipro Ltd.	2,517,502	20,811,027

Total IT Services		234,681,611

Life Sciences Tools & Services - 0.3%
Dishman Pharmaceuticals & Chemicals Ltd.	108,626	224,108
Divi’s Laboratories Ltd.	206,800	3,399,891

Total Life Sciences Tools & Services		3,623,999

Machinery - 0.6%
AIA Engineering Ltd.	104,021	1,585,474
Cummins India Ltd.	180,255	2,267,108
Eicher Motors Ltd.	7,083	2,017,220
Escorts Ltd.	315,183	1,026,872
Jain Irrigation Systems Ltd.	654,694	722,642
Thermax Ltd.	28,469	348,339

Total Machinery		7,967,655

Marine - 0.0%
Shipping Corp. of India Ltd.*	616,804	610,910

Media - 0.8%
Eros International Media Ltd.*	73,484	230,267
Jagran Prakashan Ltd.	361,609	971,595
Sun TV Network Ltd.	290,613	1,567,058
Zee Entertainment Enterprises Ltd.	1,116,818	7,553,558

Total Media		10,322,478

Metals & Mining - 3.1%
Hindalco Industries Ltd.	2,167,846	3,945,772
Hindustan Copper Ltd.	257,241	203,902
Hindustan Zinc Ltd.	2,854,971	7,637,085
JSW Steel Ltd.	595,833	12,927,003
National Aluminium Co., Ltd.	5,410,632	3,447,028
NMDC Ltd.	7,336,753	10,201,560
Steel Authority of India Ltd.	6,214,589	4,175,592
Welspun Corp., Ltd.	385,276	453,803

Total Metals & Mining		42,991,745

Multiline Retail - 0.1%
Bharti Retail*†	319,184	619,736
Future Enterprises Ltd.	292,556	107,928

Total Multiline Retail		727,664

Oil, Gas & Consumable Fuels - 17.3%
Aegis Logistics Ltd.	205,514	391,419
Bharat Petroleum Corp., Ltd.	986,913	15,676,995
Cairn India Ltd.	5,046,160	10,508,005
Coal India Ltd.	5,576,489	25,860,302
Great Eastern Shipping Co., Ltd. (The)	519,742	2,412,937
Hindustan Petroleum Corp., Ltd.	353,047	5,211,098
Indian Oil Corp., Ltd.	936,430	6,118,462
Oil & Natural Gas Corp., Ltd.	11,807,639	37,839,726
Oil India Ltd.	483,232	2,521,584
Reliance Industries Ltd.	9,075,208	130,309,472

Total Oil, Gas & Consumable Fuels		236,850,000

Paper & Forest Products - 0.0%
Century Plyboards India Ltd.	151,921	440,153

Personal Products - 1.1%
Bajaj Corp., Ltd.	127,955	735,369
Colgate-Palmolive India Ltd.	106,554	1,450,031
Dabur India Ltd.	871,722	3,986,325
Emami Ltd.	51,825	844,810
Godrej Consumer Products Ltd.	208,330	4,960,937
Marico Ltd.	631,976	2,468,166

Total Personal Products		14,445,638

Pharmaceuticals - 4.5%
Ajanta Pharma Ltd.	13,905	309,466
Aurobindo Pharma Ltd.	770,634	8,477,602
Cadila Healthcare Ltd.	639,656	3,110,380
Cipla Ltd.	598,781	4,444,615
Dr. Reddy’s Laboratories Ltd.	188,458	9,442,306
Glenmark Pharmaceuticals Ltd.	147,208	1,742,745
Ipca Laboratories Ltd.	45,603	330,156
Lupin Ltd.	321,770	7,340,236
Marksans Pharma Ltd.	357,910	252,942
Pfizer Ltd.	16,137	453,148
Strides Shasun Ltd.	261,004	4,365,277
Sun Pharmaceutical Industries Ltd.	1,597,906	18,065,961
Suven Life Sciences Ltd.	102,411	312,870
Torrent Pharmaceuticals Ltd.	102,886	2,092,704
Wockhardt Ltd.*	66,474	919,773

Total Pharmaceuticals		61,660,181

Real Estate Management & Development - 0.4%
DLF Ltd.	705,089	1,566,458
Godrej Properties Ltd.	61,206	329,766
Housing Development & Infrastructure Ltd.*	1,518,174	2,322,416
Oberoi Realty Ltd.	120,167	483,018
Prestige Estates Projects Ltd.	69,485	190,866
Sobha Ltd.	3,147	15,233

Total Real Estate Management & Development		4,907,757

Road & Rail - 0.2%
Container Corp. of India Ltd.	156,094	3,308,397

Software - 0.7%
Cyient Ltd.	243,472	1,767,918
KPIT Technologies Ltd.	897,486	2,450,651
NIIT Technologies Ltd.	105,326	800,147
Oracle Financial Services Software Ltd.	55,088	2,827,448
TAKE Solutions Ltd.	108,340	281,946
Tata Elxsi Ltd.	6,994	175,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2016

Investments	Shares	Value
Zensar Technologies Ltd.	66,960	$963,303

Total Software		9,267,260

Specialty Retail - 0.1%
PC Jeweller Ltd.	251,955	1,439,050

Textiles, Apparel & Luxury Goods - 0.6%
Aditya Birla Fashion and Retail Ltd.*	611,202	1,292,222
Arvind Ltd.	710,380	3,462,701
Bata India Ltd.	73,408	593,670
Indo Count Industries Ltd.	9,722	139,280
Raymond Ltd.	54,806	378,271
SRF Ltd.	25,954	504,833
Vardhman Textiles Ltd.	51,367	723,948
Welspun India Ltd.	894,343	1,442,980

Total Textiles, Apparel & Luxury Goods		8,537,905

Thrifts & Mortgage Finance - 7.1%
Dewan Housing Finance Corp., Ltd.	853,765	2,576,664
Housing Development Finance Corp., Ltd.	4,172,604	77,498,724
Indiabulls Housing Finance Ltd.	891,336	8,861,857
LIC Housing Finance Ltd.	1,049,250	7,695,070

Total Thrifts & Mortgage Finance		96,632,315

Tobacco - 2.0%
ITC Ltd.	4,976,561	27,162,976

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	4,724,724	6,072,595

Transportation Infrastructure - 0.6%
Adani Ports & Special Economic Zone Ltd.	2,043,703	6,263,278
Gateway Distriparks Ltd.	215,113	986,088
Gujarat Pipavav Port Ltd.*	500,979	1,209,861

Total Transportation Infrastructure		8,459,227

Water Utilities - 0.0%
VA Tech Wabag Ltd.	41,932	368,004

Wireless Telecommunication Services - 2.0%
Bharti Airtel Ltd.	3,479,097	18,907,071
Idea Cellular Ltd.	4,147,923	6,551,131
Reliance Communications Ltd.*	3,473,642	2,622,151

Total Wireless Telecommunication Services		28,080,353

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,180,145,028)		1,364,504,585
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		2,973,347

NET ASSETS - 100.0%		$1,367,477,932

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $780,320, which represents 0.06% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 9.3%
Amcor Ltd.	175,707	$1,953,313
BHP Billiton Ltd.	222,634	3,091,671
Rio Tinto Ltd.	111,880	3,790,416
Telstra Corp., Ltd.	763,974	3,162,834
Wesfarmers Ltd.	91,465	2,731,004
Woodside Petroleum Ltd.	153,005	3,057,815
Woolworths Ltd.	182,822	2,843,740

Total Australia		20,630,793

Belgium - 0.8%
Anheuser-Busch InBev N.V.	14,007	1,829,982

China - 1.4%
CNOOC Ltd.	2,430,000	3,013,245

Denmark - 1.5%
AP Moeller - Maersk A/S Class B	1,487	1,932,913
Coloplast A/S Class B	19,326	1,436,291

Total Denmark		3,369,204

Finland - 3.3%
Fortum Oyj	280,495	4,481,035
Nokia Oyj	493,028	2,796,157

Total Finland		7,277,192

France - 11.6%
Capgemini S.A.	9,220	800,999
Carrefour S.A.	59,826	1,476,158
Electricite de France S.A.(a)	398,556	4,857,248
Engie S.A.	249,285	4,018,443
Orange S.A.	128,938	2,099,235
Sanofi	27,528	2,291,219
TOTAL S.A.	65,348	3,149,315
Vivendi S.A.	367,305	6,896,168

Total France		25,588,785

Germany - 10.0%
BASF SE	30,092	2,294,683
Bayer AG Registered Shares	16,026	1,602,367
Bayerische Motoren Werke AG	28,919	2,113,671
Daimler AG Registered Shares	44,724	2,659,200
Deutsche Telekom AG Registered Shares	116,492	1,977,487
E.ON SE	325,785	3,266,786
Evonik Industries AG	81,243	2,413,468
SAP SE	11,356	847,287
Siemens AG Registered Shares	19,207	1,959,042
Telefonica Deutschland Holding AG	758,065	3,110,141

Total Germany		22,244,132

Israel - 0.6%
Teva Pharmaceutical Industries Ltd.	26,115	1,312,158

Italy - 3.7%
Atlantia SpA	78,764	1,957,438
Eni SpA	208,568	3,364,408
Snam SpA	487,512	2,902,982

Total Italy		8,224,828

Japan - 10.9%
Bridgestone Corp.	54,700	1,742,999
Canon, Inc.(a)	88,700	2,518,167
Daiichi Sankyo Co., Ltd.	63,200	1,523,786
Fuji Heavy Industries Ltd.	51,900	1,759,511
Hitachi Ltd.	281,000	1,161,087
ITOCHU Corp.	157,200	1,899,302
Kyocera Corp.	20,600	972,270
Mitsui & Co., Ltd.	219,200	2,592,838
Murata Manufacturing Co., Ltd.	7,450	826,406
Nissan Motor Co., Ltd.	207,400	1,855,663
Sumitomo Corp.	246,700	2,463,633
Takeda Pharmaceutical Co., Ltd.	48,700	2,100,096
Toyota Motor Corp.	38,245	1,883,358
Yahoo Japan Corp.	209,600	923,474

Total Japan		24,222,590

Norway - 2.8%
Statoil ASA	182,753	3,147,092
Telenor ASA	183,543	3,018,125

Total Norway		6,165,217

Singapore - 1.2%
Singapore Telecommunications Ltd.	877,200	2,691,757

Spain - 8.3%
Abertis Infraestructuras S.A.	178,856	2,622,839
Amadeus IT Holding S.A. Class A	22,043	961,792
Ferrovial S.A.	101,962	1,974,951
Gas Natural SDG S.A.(a)	143,419	2,814,587
Iberdrola S.A.	359,523	2,431,220
Repsol S.A.	273,881	3,471,697
Telefonica S.A.	442,821	4,161,912

Total Spain		18,438,998

Sweden - 3.4%
Hennes & Mauritz AB Class B	69,876	2,032,933
Telefonaktiebolaget LM Ericsson Class B	426,515	3,236,857
Telia Co. AB	475,313	2,228,266

Total Sweden		7,498,056

Switzerland - 6.8%
Givaudan S.A. Registered Shares	826	1,658,444
Kuehne + Nagel International AG Registered Shares	14,136	1,976,312
LafargeHolcim Ltd. Registered Shares*	42,077	1,750,977
Nestle S.A. Registered Shares	22,929	1,768,748
Novartis AG Registered Shares	23,759	1,954,715
Roche Holding AG Bearer Shares	6,623	1,755,686
Swisscom AG Registered Shares	5,425	2,687,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2016

Investments	Shares	Value
Syngenta AG Registered Shares	3,901	$1,498,013

Total Switzerland		15,050,893

United Kingdom - 23.5%
AstraZeneca PLC	46,618	2,783,788
BAE Systems PLC	351,014	2,458,794
BHP Billiton PLC	301,892	3,804,851
BP PLC	796,621	4,665,960
British American Tobacco PLC	33,929	2,196,605
Centrica PLC	1,112,336	3,353,119
Diageo PLC	66,158	1,845,301
GlaxoSmithKline PLC	152,243	3,265,454
Imperial Brands PLC	40,345	2,186,182
ITV PLC	1,392,247	3,344,497
National Grid PLC	171,640	2,514,754
Rio Tinto PLC	147,214	4,514,493
Royal Dutch Shell PLC Class A	159,479	4,365,097
Sky PLC	142,272	1,612,805
SSE PLC	145,637	3,025,445
Unilever N.V. CVA	37,977	1,768,205
Unilever PLC	36,249	1,734,300
Vodafone Group PLC	887,183	2,699,898

Total United Kingdom		52,139,548

TOTAL COMMON STOCKS (Cost: $256,625,909)		219,697,378

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $695,440)	17,023	704,582

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $2,525,868)(d)	2,525,868	2,525,868

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $259,847,217)		222,927,828
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(1,272,169)

NET ASSETS - 100.0%		$221,655,659

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $4,282,714 and the total market value of the collateral held by the Fund was $4,424,478. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,898,610.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 7.4%
Adelaide Brighton Ltd.	71,537	$296,694
Amcor Ltd.	57,454	638,709
AMP Ltd.	179,948	691,385
Ansell Ltd.	8,548	115,649
APN Outdoor Group Ltd.	23,619	121,348
ASX Ltd.	12,300	419,097
Aurizon Holdings Ltd.	150,523	540,223
Australia & New Zealand Banking Group Ltd.	208,542	3,745,362
Bank of Queensland Ltd.	51,048	402,529
Bendigo & Adelaide Bank Ltd.	55,781	398,731
BHP Billiton Ltd.	213,465	2,964,344
Boral Ltd.	52,599	243,608
Brambles Ltd.	64,879	598,547
Brickworks Ltd.	30,191	322,816
Caltex Australia Ltd.	14,193	337,123
Coca-Cola Amatil Ltd.	61,183	374,933
Commonwealth Bank of Australia	100,361	5,557,581
Crown Resorts Ltd.	35,618	334,432
CSL Ltd.	10,206	852,499
ERM Power Ltd.	74,107	46,351
Flight Centre Travel Group Ltd.	8,122	190,985
Harvey Norman Holdings Ltd.	36,254	124,446
Healthscope Ltd.	58,835	125,292
Incitec Pivot Ltd.	88,339	195,358
Insurance Australia Group Ltd.	208,769	847,199
IOOF Holdings Ltd.	49,620	289,295
IRESS Ltd.	13,343	108,194
JB Hi-Fi Ltd.	11,789	211,552
Macquarie Group Ltd.	18,770	962,956
National Australia Bank Ltd.	200,893	3,803,945
Origin Energy Ltd.	59,214	253,522
Perpetual Ltd.	7,963	243,811
Platinum Asset Management Ltd.	59,102	253,482
Premier Investments Ltd.	10,890	115,630
Primary Health Care Ltd.	87,343	256,891
QBE Insurance Group Ltd.	46,806	363,504
REA Group Ltd.	2,953	130,807
Regis Healthcare Ltd.	44,872	156,701
Rio Tinto Ltd.	30,289	1,026,170
Santos Ltd.	54,900	189,676
Sonic Healthcare Ltd.	28,766	461,583
Star Entertainment Grp Ltd. (The)	52,026	209,188
Suncorp Group Ltd.	109,275	991,040
Tabcorp Holdings Ltd.	79,167	269,391
Tatts Group Ltd.	147,004	418,134
Telstra Corp., Ltd.	787,291	3,259,366
Treasury Wine Estates Ltd.	16,419	112,842
Wesfarmers Ltd.	73,040	2,180,862
Westpac Banking Corp.	220,005	4,816,182
Woodside Petroleum Ltd.	64,515	1,289,336
Woolworths Ltd.	93,226	1,450,102

Total Australia		44,309,403

Austria - 0.4%
Andritz AG	4,832	227,983
Oesterreichische Post AG*	11,721	377,687
OMV AG	19,996	560,140
UNIQA Insurance Group AG	33,882	202,284
Verbund AG	23,301	329,014
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,176	135,567
Voestalpine AG	9,114	303,958

Total Austria		2,136,633

Belgium - 2.0%
Ageas	16,758	576,857
Anheuser-Busch InBev N.V.	57,520	7,514,853
Bekaert S.A.	4,857	210,250
D’ieteren S.A./N.V.	4,354	187,824
Delhaize Group	5,000	525,090
Ion Beam Applications	2,670	125,561
Melexis N.V.	3,144	196,646
Proximus SADP	30,292	958,266
Solvay S.A.	4,313	399,517
UCB S.A.	8,082	603,368
Umicore S.A.	7,394	380,078

Total Belgium		11,678,310

China - 2.9%
China Merchants Holdings International Co., Ltd.	143,094	379,963
China Mobile Ltd.	706,481	8,072,950
China Overseas Land & Investment Ltd.	241,175	761,643
China Power International Development Ltd.	778,000	285,810
China Resources Power Holdings Co., Ltd.	320,000	476,827
China South City Holdings Ltd.	832,000	160,867
China Unicom Hong Kong Ltd.	617,588	638,449
CITIC Ltd.	686,000	997,439
CNOOC Ltd.	2,750,700	3,410,918
Dah Chong Hong Holdings Ltd.	321,000	151,026
Far East Horizon Ltd.	163,000	126,485
Fosun International Ltd.	117,987	152,085
Guangdong Investment Ltd.	158,000	239,914
Lenovo Group Ltd.	829,003	499,029
Shenzhen Investment Ltd.	756,000	301,116
Sino-Ocean Group Holding Ltd.	640,000	276,362
Sun Art Retail Group Ltd.	560,000	391,959
Yuexiu Property Co., Ltd.	1,642,000	201,071

Total China		17,523,913

Denmark - 1.1%
AP Moeller - Maersk A/S Class B	351	456,256
Chr Hansen Holding A/S	6,705	438,436
Coloplast A/S Class B	7,301	542,604
Danske Bank A/S	31,093	814,376
FLSmidth & Co. A/S	2,081	73,926
Novo Nordisk A/S Class B	42,156	2,254,221
Novozymes A/S Class B	7,473	356,644
Pandora A/S	4,057	549,471
Tryg A/S	29,588	525,769
Vestas Wind Systems A/S	5,517	372,781

Total Denmark		6,384,484

Finland - 1.4%
Elisa Oyj	15,815	604,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
Fortum Oyj	67,934	$1,085,276
Kesko Oyj Class B	2,904	122,983
Kone Oyj Class B	19,598	898,111
Konecranes Oyj	6,142	154,619
Lassila & Tikanoja Oyj	11,657	215,623
Metso Oyj	9,177	214,405
Neste Oyj	13,023	464,853
Nokia Oyj	327,419	1,856,923
Nokian Renkaat Oyj	7,408	263,604
Sampo Oyj Class A	26,453	1,073,542
Stora Enso Oyj Class R	41,853	333,845
Tieto Oyj	4,454	121,428
UPM-Kymmene Oyj	32,567	593,357
Wartsila Oyj Abp	6,704	272,217

Total Finland		8,275,183

France - 10.8%
Accor S.A.	11,391	438,996
Aeroports de Paris	4,043	444,800
Air Liquide S.A.	10,709	1,119,047
Airbus Group SE	17,833	1,024,852
Amundi S.A.(a)	6,552	272,596
Arkema S.A.	3,651	280,153
Atos SE	1,349	111,696
AXA S.A.	132,580	2,622,493
BNP Paribas S.A.	58,662	2,590,854
Bourbon Corp.(b)	5,182	60,218
Bouygues S.A.	20,637	594,488
Bureau Veritas S.A.	11,871	250,639
Capgemini S.A.	5,936	515,697
Carrefour S.A.	27,940	689,397
Casino Guichard Perrachon S.A.	5,658	315,670
Christian Dior SE	4,206	676,600
Cie de Saint-Gobain	24,358	929,664
Cie Generale des Etablissements Michelin	6,706	634,817
CNP Assurances	42,090	622,608
Credit Agricole S.A.	209,673	1,760,997
Danone S.A.	20,140	1,418,768
Dassault Systemes	1,584	120,155
Edenred	13,102	269,207
Eiffage S.A.	3,986	284,338
Electricite de France S.A.	200,808	2,447,270
Elior Participations SCA(a)	5,322	116,032
Engie S.A.	193,446	3,118,325
Essilor International S.A.	4,194	553,760
Eutelsat Communications S.A.	18,161	343,496
Havas S.A.	14,309	110,863
Hermes International	716	268,023
ICADE	1,623	114,802
Imerys S.A.	3,967	253,543
IPSOS	5,124	145,500
Kering	3,556	574,605
Klepierre	13,455	595,671
Korian S.A.	3,669	118,614
L’Oreal S.A.	12,939	2,472,427
Legrand S.A.	5,662	291,299
LVMH Moet Hennessy Louis Vuitton SE	14,792	2,234,910
Metropole Television S.A.	16,944	282,359
Natixis S.A.	275,505	1,043,400
Neopost S.A.	3,921	90,518
Nexity S.A.*	6,064	307,838
Orange S.A.	123,520	2,011,025
Pernod Ricard S.A.	6,091	677,356
Publicis Groupe S.A.	6,187	416,050
Rallye S.A.	8,079	139,746
Remy Cointreau S.A.	2,497	214,905
Renault S.A.	9,481	720,872
Rexel S.A.*	18,882	237,354
Safran S.A.	10,227	692,153
Sanofi	58,111	4,836,714
Sartorius Stedim Biotech	1,769	119,842
Schneider Electric SE	23,315	1,374,349
SCOR SE	16,572	493,866
Societe Generale S.A.	49,349	1,546,592
Sodexo S.A.	5,325	572,413
Sopra Steria Group	934	96,572
Suez	27,809	434,993
Technip S.A.	5,555	301,253
Teleperformance	1,375	117,576
Television Francaise 1	18,743	199,043
Thales S.A.	8,879	739,908
TOTAL S.A.	159,855	7,703,890
Unibail-Rodamco SE	4,467	1,159,514
Valeo S.A.	8,373	373,288
Veolia Environnement S.A.	22,842	494,077
Vinci S.A.	25,570	1,809,240
Vivendi S.A.	180,490	3,388,708

Total France		64,403,304

Germany - 7.3%
adidas AG	4,974	709,797
Allianz SE Registered Shares	24,120	3,424,542
AURELIUS SE & Co. KGaA	1,904	111,495
Axel Springer SE	2,201	115,230
BASF SE	36,482	2,781,956
Bayer AG Registered Shares	23,571	2,356,757
Bayerische Motoren Werke AG	26,785	1,957,699
Beiersdorf AG	5,659	533,692
Brenntag AG	5,643	272,266
Continental AG	5,273	991,766
Daimler AG Registered Shares	64,559	3,838,550
Deutsche Boerse AG	10,270	839,051
Deutsche Lufthansa AG Registered Shares	9,047	105,834
Deutsche Post AG Registered Shares	46,097	1,289,248
Deutsche Telekom AG Registered Shares	203,377	3,452,387
Deutsche Wohnen AG Bearer Shares	3,651	123,812
E.ON SE	122,701	1,230,376
Evonik Industries AG	24,549	729,272
Fielmann AG	7,070	515,485
Fraport AG Frankfurt Airport Services Worldwide	4,065	216,881
Freenet AG	16,283	417,417
Fresenius Medical Care AG & Co. KGaA	5,609	486,230
Fresenius SE & Co. KGaA	9,006	658,543
GEA Group AG	7,743	363,653
Hannover Rueck SE	6,694	697,636
Henkel AG & Co. KGaA	6,130	659,696
Hugo Boss AG	4,546	257,064
Infineon Technologies AG	24,682	355,780
K+S AG Registered Shares	5,358	109,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
LEG Immobilien AG*	1,318	$122,834
Linde AG	4,326	602,428
MAN SE	5,403	551,566
Merck KGaA	4,072	411,891
METRO AG	3,676	112,183
MTU Aero Engines AG	2,691	250,496
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,452	1,577,729
ProSiebenSat.1 Media SE*	13,714	597,462
SAP SE	28,592	2,133,288
Siemens AG Registered Shares	38,552	3,932,160
Software AG	5,013	170,111
STADA Arzneimittel AG*	2,281	117,682
Suedzucker AG	6,194	136,076
Symrise AG	6,969	473,436
Talanx AG	15,015	444,213
Telefonica Deutschland Holding AG	221,767	909,851
TUI AG	24,700	279,069
United Internet AG Registered Shares	7,683	317,518
VTG AG	3,714	107,278
Wacker Chemie AG	1,800	156,897
Wirecard AG	3,261	142,956

Total Germany		43,148,437

Hong Kong - 2.9%
AIA Group Ltd.	185,765	1,109,856
Bank of East Asia Ltd. (The)	124,258	477,302
BOC Hong Kong Holdings Ltd.	588,444	1,759,730
Cathay Pacific Airways Ltd.	122,000	178,016
CLP Holdings Ltd.	147,000	1,496,916
Dah Sing Banking Group Ltd.	113,200	208,950
Dah Sing Financial Holdings Ltd.	34,800	213,969
Galaxy Entertainment Group Ltd.	37,000	109,694
Hang Lung Group Ltd.	44,000	131,865
Hang Lung Properties Ltd.	274,000	551,677
Hang Seng Bank Ltd.	107,800	1,838,364
Henderson Land Development Co., Ltd.	122,983	690,377
Hong Kong & China Gas Co., Ltd.	408,312	744,208
Hong Kong Exchanges and Clearing Ltd.	28,300	684,341
MTR Corp., Ltd.	255,500	1,291,011
New World Development Co., Ltd.	523,000	529,206
Power Assets Holdings Ltd.	117,500	1,076,106
Sino Land Co., Ltd.	188,400	307,445
SJM Holdings Ltd.	648,760	393,875
Sun Hung Kai Properties Ltd.	100,000	1,199,415
Swire Pacific Ltd. Class B	127,500	251,780
Swire Properties Ltd.	220,600	584,346
Television Broadcasts Ltd.	94,100	321,432
Wharf Holdings Ltd. (The)	145,000	877,519
Wheelock & Co., Ltd.	67,000	313,066

Total Hong Kong		17,340,466

Ireland - 0.3%
C&C Group PLC	34,654	135,786
CRH PLC	20,952	605,192
DCC PLC	5,691	500,969
Kerry Group PLC Class A	5,247	465,516
Paddy Power Betfair PLC	2,602	273,170

Total Ireland		1,980,633

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	304,022	602,739
Delek Automotive Systems Ltd.	45,745	382,604
Delek Group Ltd.	665	129,284
Gazit-Globe Ltd.	50,826	454,004
Harel Insurance Investments & Financial Services Ltd.	33,151	115,780
Israel Chemicals Ltd.	74,791	289,757
Migdal Insurance & Financial Holding Ltd.*	190,637	108,805
Teva Pharmaceutical Industries Ltd.	32,103	1,613,028

Total Israel		3,696,001

Italy - 3.1%
A2A SpA	84,687	110,830
ACEA SpA	8,849	107,451
Assicurazioni Generali SpA	70,803	829,848
ASTM SpA	27,433	298,062
Atlantia SpA	47,564	1,182,058
Banca Generali SpA	19,776	394,144
Banca Mediolanum SpA	58,667	399,855
Banca Popolare di Milano SCARL	881,013	360,478
Davide Campari-Milano SpA	15,870	156,561
Enel SpA	493,479	2,181,956
Eni SpA	240,624	3,881,502
ERG SpA	21,574	245,428
FinecoBank Banca Fineco SpA	28,688	186,445
Intesa Sanpaolo SpA	1,089,949	2,060,915
Intesa Sanpaolo SpA RSP	52,348	92,991
Luxottica Group SpA	15,139	733,966
MARR SpA	13,577	256,568
Poste Italiane SpA(a)	43,929	290,865
Prysmian SpA	6,042	131,831
RAI Way SpA(a)	26,481	119,147
Saras SpA	108,813	188,461
Snam SpA	266,555	1,587,252
Societa Iniziative Autostradali e Servizi SpA	30,053	258,585
Telecom Italia SpA RSP*	325,973	208,954
Terna Rete Elettrica Nazionale SpA	154,537	857,384
Tod’s SpA	1,598	85,623
Trevi Finanziaria Industriale SpA	60,141	82,582
UniCredit SpA	473,191	1,035,612
UnipolSai SpA	212,494	317,986

Total Italy		18,643,340

Japan - 16.7%
Aeon Co., Ltd.	28,900	446,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
Aichi Steel Corp.	39,000	$171,830
Air Water, Inc.	8,000	116,737
Aisin Seiki Co., Ltd.	8,000	322,449
Ajinomoto Co., Inc.	8,700	204,037
Altech Corp.	6,000	118,316
Amada Holdings Co., Ltd.	30,800	309,831
ANA Holdings, Inc.	91,000	258,302
Aomori Bank Ltd. (The)	45,000	124,574
Aozora Bank Ltd.	180,000	621,113
Arcland Sakamoto Co., Ltd.	11,100	122,588
Asahi Glass Co., Ltd.	22,000	118,374
Asahi Holdings, Inc.	5,500	79,291
Asahi Kasei Corp.	57,000	393,372
Astellas Pharma, Inc.	65,200	1,016,863
Axell Corp.	2,200	14,475
Azbil Corp.	7,500	219,685
Bank of Kyoto Ltd. (The)	35,000	212,545
Bank of Saga Ltd. (The)	56,000	121,181
Belluna Co., Ltd.	36,800	205,541
Bridgestone Corp.	24,800	790,245
Brother Industries Ltd.	19,400	205,743
Canon, Inc.	73,300	2,080,966
Casio Computer Co., Ltd.	7,900	112,736
Chiba Bank Ltd. (The)	30,000	140,657
Chofu Seisakusho Co., Ltd.	4,800	115,754
Chugai Pharmaceutical Co., Ltd.	12,600	446,447
Clarion Co., Ltd.	45,000	109,660
COOKPAD, Inc.	9,200	111,559
Dai-ichi Life Insurance Co., Ltd. (The)	39,033	428,796
Daido Steel Co., Ltd.	35,000	119,066
Daihatsu Motor Co., Ltd.	23,500	303,056
Daiichi Jitsugyo Co., Ltd.	26,000	111,765
Daiichi Sankyo Co., Ltd.	37,900	913,789
Daikin Industries Ltd.	6,400	531,139
Daito Trust Construction Co., Ltd.	3,800	616,356
Daiwa House Industry Co., Ltd.	19,900	578,436
Daiwa Securities Group, Inc.	102,000	534,409
DeNA Co., Ltd.	5,800	134,442
Denka Co., Ltd.	53,000	212,331
Denso Corp.	29,300	1,021,602
Dentsu, Inc.	2,500	116,239
Disco Corp.	1,200	107,496
Dynam Japan Holdings Co., Ltd.	135,400	192,333
East Japan Railway Co.	7,300	671,224
Eisai Co., Ltd.	7,800	432,463
Electric Power Development Co., Ltd.	10,600	245,808
en-japan, Inc.	6,700	123,564
FANUC Corp.	8,100	1,305,522
Fast Retailing Co., Ltd.	1,400	372,551
France Bed Holdings Co., Ltd.	34,000	310,537
Fuji Heavy Industries Ltd.	28,200	956,035
FUJIFILM Holdings Corp.	13,700	526,687
Future Corp.	22,900	166,744
Gurunavi, Inc.	8,100	233,312
Hamamatsu Photonics K.K.	4,500	125,232
Heiwa Real Estate Co., Ltd.	10,300	130,018
Hirose Electric Co., Ltd.	1,000	121,942
Hitachi Construction Machinery Co., Ltd.	17,800	256,963
Hitachi Ltd.	134,000	553,686
Honda Motor Co., Ltd.	59,600	1,494,502
Hoya Corp.	9,900	350,683
Hulic Co., Ltd.	12,200	127,482
Iida Group Holdings Co., Ltd.	10,400	211,163
Infomart Corp.	12,300	111,982
Information Services International-Dentsu Ltd.	11,900	184,897
Internet Initiative Japan, Inc.	9,100	185,477
Isuzu Motors Ltd.	34,700	422,292
ITOCHU Corp.	81,300	982,273
Japan Airlines Co., Ltd.	13,500	433,200
Japan Exchange Group, Inc.	23,200	264,135
Japan Post Holdings Co., Ltd.	55,200	667,738
Japan Post Insurance Co., Ltd.	10,300	209,936
Japan Tobacco, Inc.	67,744	2,709,364
JFE Holdings, Inc.	21,100	270,460
JGC Corp.	14,000	198,284
Joyo Bank Ltd. (The)	33,000	122,556
JX Holdings, Inc.	106,000	411,952
kabu.com Securities Co., Ltd.	37,300	119,619
Kadokawa Dwango*	10,100	132,317
Kajima Corp.	30,000	207,038
Kaneka Corp.	16,000	105,741
Kansai Paint Co., Ltd.	6,300	126,197
Kao Corp.	3,300	190,717
Kawasaki Heavy Industries Ltd.	91,000	252,802
KDDI Corp.	71,400	2,166,568
Kirin Holdings Co., Ltd.	32,100	539,120
Komatsu Ltd.	40,200	693,380
Kubota Corp.	38,100	507,864
Kurabo Industries Ltd.	70,000	123,501
Kureha Corp.	34,000	118,647
Kyocera Corp.	11,700	552,212
Kyoei Steel Ltd.	9,000	136,417
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,300	114,619
Kyoritsu Maintenance Co., Ltd.	1,700	112,847
Kyowa Hakko Kirin Co., Ltd.	17,000	287,669
Lawson, Inc.	5,100	406,151
LIXIL Group Corp.	16,000	262,794
Maeda Corp.	17,000	132,567
Maeda Road Construction Co., Ltd.	7,000	118,793
Makita Corp.	4,100	270,163
Marubeni Corp.	99,600	446,108
Marui Group Co., Ltd.	14,200	189,905
Matsui Securities Co., Ltd.	30,100	247,044
Medipal Holdings Corp.	23,100	377,382
MegaChips Corp.	10,500	115,450
Mitsubishi Chemical Holdings Corp.	59,700	270,422
Mitsubishi Corp.	71,500	1,246,145
Mitsubishi Electric Corp.	50,000	588,751
Mitsubishi Estate Co., Ltd.	20,000	365,143
Mitsubishi Gas Chemical Co., Inc.	31,000	160,454
Mitsubishi Heavy Industries Ltd.	93,000	369,317
Mitsubishi Materials Corp.	65,000	153,962
Mitsubishi Motors Corp.	51,900	237,266
Mitsubishi Tanabe Pharma Corp.	21,300	382,648
Mitsubishi UFJ Financial Group, Inc.	424,800	1,887,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
Mitsuboshi Belting Ltd.	15,000	$116,532
Mitsui & Co., Ltd.	106,800	1,263,299
Mitsui Fudosan Co., Ltd.	14,000	318,169
Mitsui Mining & Smelting Co., Ltd.	82,000	135,081
Mitsui OSK Lines Ltd.	86,000	181,070
Mixi, Inc.	6,400	261,702
Mizuho Financial Group, Inc.	991,300	1,432,984
Monex Group, Inc.	54,000	121,064
MS&AD Insurance Group Holdings, Inc.	23,630	603,821
Murata Manufacturing Co., Ltd.	4,300	476,986
Nabtesco Corp.	4,900	115,968
Nexon Co., Ltd.	10,500	154,240
Nichiha Corp.	8,400	131,744
Nidec Corp.	4,000	301,082
Nippon Electric Glass Co., Ltd.	36,000	149,137
Nippon Express Co., Ltd.	68,000	308,880
Nippon Kayaku Co., Ltd.	12,000	118,257
Nippon Parking Development Co., Ltd.	103,900	124,571
Nippon Steel & Sumikin Bussan Corp.	35,000	112,243
Nippon Steel & Sumitomo Metal Corp.	25,800	492,411
Nippon Telegraph & Telephone Corp.	62,200	2,910,225
Nishi-Nippon City Bank Ltd. (The)	102,000	177,971
Nissan Motor Co., Ltd.	167,100	1,495,088
Nissha Printing Co., Ltd.	5,800	105,891
Nisshinbo Holdings, Inc.	12,500	112,462
Nitto Denko Corp.	3,600	225,847
Nomura Holdings, Inc.	131,600	468,470
Nomura Real Estate Holdings, Inc.	15,400	267,049
NS Solutions Corp.	7,100	108,863
NSK Ltd.	32,200	236,031
NTT Data Corp.	4,600	216,571
NTT DOCOMO, Inc.	109,255	2,946,232
Oji Holdings Corp.	44,000	168,126
Omron Corp.	5,400	174,228
Ono Pharmaceutical Co., Ltd.	4,400	190,085
Oracle Corp.	4,100	217,809
Oriental Land Co., Ltd.	3,000	193,703
Otsuka Holdings Co., Ltd.	2,800	128,796
Outsourcing, Inc.	2,600	118,988
Pacific Industrial Co., Ltd.	12,500	113,681
Panasonic Corp.	56,600	486,057
Park24 Co., Ltd.	9,700	332,347
Pasco Corp.	37,000	110,722
Pigeon Corp.	3,800	112,048
Pilot Corp.	2,600	111,258
Pocket Card Co., Ltd.	24,000	120,714
Pressance Corp.	3,300	124,164
Qol Co., Ltd.	8,900	116,249
Resona Holdings, Inc.	145,700	528,321
Resorttrust, Inc.	5,800	124,492
Ricoh Co., Ltd.	43,900	378,279
Sac’s Bar Holdings, Inc.	10,600	103,427
Sanrio Co., Ltd.	11,800	209,338
Sanwa Holdings Corp.	14,100	126,857
Sanyo Chemical Industries Ltd.	15,000	115,801
Sanyo Special Steel Co., Ltd.	38,000	168,165
Secom Co., Ltd.	3,100	228,232
Sega Sammy Holdings, Inc.	25,700	275,312
Seiko Epson Corp.	21,900	348,598
Seino Holdings Co., Ltd.	13,300	121,216
Sekisui House Ltd.	36,600	634,854
Seven & I Holdings Co., Ltd.	21,800	909,697
Seven Bank Ltd.	36,300	111,812
Shikoku Bank Ltd. (The)	63,000	122,819
Shikoku Electric Power Co., Inc.	10,500	123,433
Shima Seiki Manufacturing Ltd.	6,300	120,854
Shimano, Inc.	800	121,103
Shin-Etsu Chemical Co., Ltd.	8,700	505,599
Shionogi & Co., Ltd.	7,000	379,920
Ship Healthcare Holdings, Inc.	6,600	203,938
Shizuoka Bank Ltd. (The)	19,000	132,791
Showa Denko K.K.	17,900	167,676
Showa Shell Sekiyu K.K.	33,000	306,229
SMC Corp.	1,000	242,762
SoftBank Group Corp.	10,000	564,285
Sojitz Corp.	126,000	295,994
Sompo Japan Nipponkoa Holdings, Inc.	12,700	334,057
Sony Corp.	4,300	125,240
Sony Financial Holdings, Inc.	13,700	152,771
Sumitomo Chemical Co., Ltd.	65,000	264,841
Sumitomo Corp.	75,600	754,968
Sumitomo Dainippon Pharma Co., Ltd.	10,200	175,684
Sumitomo Electric Industries Ltd.	29,500	385,464
Sumitomo Heavy Industries Ltd.	48,000	207,740
Sumitomo Metal Mining Co., Ltd.	24,000	240,608
Sumitomo Mitsui Financial Group, Inc.	55,700	1,588,636
Sumitomo Mitsui Trust Holdings, Inc.	139,070	447,074
Sumitomo Realty & Development Co., Ltd.	10,000	268,496
Sumitomo Rubber Industries Ltd.	18,200	241,803
Sun Frontier Fudousan Co., Ltd.	11,700	118,494
Suntory Beverage & Food Ltd.	9,200	414,309
Suruga Bank Ltd.	14,500	325,787
Suzuken Co., Ltd.	4,000	125,158
Suzuki Motor Corp.	11,900	319,394
Systena Corp.	9,700	131,332
T&D Holdings, Inc.	23,900	200,095
Taiheiyo Cement Corp.	69,000	162,092
Taisei Corp.	54,000	441,096
Taiyo Holdings Co., Ltd.	4,800	147,149
Taiyo Nippon Sanso Corp.	10,000	91,042
Takashimaya Co., Ltd.	25,000	178,136
Takeda Pharmaceutical Co., Ltd.	35,300	1,522,246
Takuma Co., Ltd.	16,000	141,300
Tanseisha Co., Ltd.	14,100	103,630
Teijin Ltd.	74,000	243,084
Terumo Corp.	9,000	381,178
TOA Corp.	13,100	116,583
Toda Corp.	29,000	124,379
Toho Co., Ltd.	8,600	236,733
Toho Zinc Co., Ltd.	47,000	141,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
Tokai Rika Co., Ltd.	9,100	$132,877
Tokio Marine Holdings, Inc.	23,000	754,859
Tokyo Electron Ltd.	6,700	560,020
Tokyo Gas Co., Ltd.	79,000	323,731
Tokyo Tatemono Co., Ltd.	18,300	217,980
Tomy Co., Ltd.	14,100	118,336
TonenGeneral Sekiyu K.K.	38,000	344,478
Toppan Forms Co., Ltd.	11,200	114,959
Tosei Corp.	16,200	115,590
TOTO Ltd.	7,200	284,940
Toyo Ink SC Holdings Co., Ltd.	29,000	120,704
Toyo Seikan Group Holdings Ltd.	13,200	249,872
Toyoda Gosei Co., Ltd.	12,600	222,425
Toyota Motor Corp.	132,300	6,515,056
Toyota Tsusho Corp.	19,700	419,770
Trend Micro, Inc.	9,100	323,321
TS Tech Co., Ltd.	5,000	121,308
UACJ Corp.	47,000	110,410
Ube Industries Ltd.	142,000	232,537
Unicharm Corp.	7,600	169,276
Union Tool Co.	5,500	149,737
United Arrows Ltd.	3,100	89,746
USS Co., Ltd.	15,260	250,342
Wacoal Holdings Corp.	16,000	157,208
West Japan Railway Co.	8,820	555,989
Xebio Holdings Co., Ltd.	14,800	207,884
Yahoo Japan Corp.	155,610	685,600
Yakult Honsha Co., Ltd.	4,000	205,868
Yamada Denki Co., Ltd.	49,000	257,920
Yamagata Bank Ltd. (The)	58,000	226,143
Yamaha Corp.	6,900	184,085
Yamaha Motor Co., Ltd.	12,700	190,766
Yamanashi Chuo Bank Ltd. (The)	44,000	153,972
Yamato Kogyo Co., Ltd.	8,000	180,446
Yamazen Corp.	31,400	248,837
Yokogawa Electric Corp.	19,300	215,594
Yokohama Rubber Co., Ltd. (The)	10,000	123,989
Yuasa Trading Co., Ltd.	10,200	208,693
Yusen Logistics Co., Ltd.	17,100	169,350
Zeon Corp.	12,000	77,084

Total Japan		99,363,208

Netherlands - 1.6%
ABN AMRO Group N.V. CVA(a)	14,655	242,505
Aegon N.V.	118,872	466,175
Akzo Nobel N.V.	8,356	523,288
ASML Holding N.V.	4,793	470,657
Boskalis Westminster	7,731	265,306
Heineken N.V.	13,048	1,199,806
ING Groep N.V. CVA	216,193	2,204,607
Koninklijke Ahold N.V.	39,930	882,768
Koninklijke DSM N.V.	6,780	391,601
Koninklijke KPN N.V.	125,851	455,095
Koninklijke Philips N.V.	43,341	1,078,312
NN Group N.V.	3,821	105,253
Randstad Holding N.V.	7,920	318,118
Steinhoff International Holdings N.V.	35,433	203,041
Wolters Kluwer N.V.	19,540	793,643

Total Netherlands		9,600,175

New Zealand - 0.6%
Air New Zealand Ltd.	87,612	130,722
Auckland International Airport Ltd.	61,035	282,549
Contact Energy Ltd.	70,765	261,066
EBOS Group Ltd.	10,412	121,316
Fisher & Paykel Healthcare Corp., Ltd.	49,309	352,935
Fletcher Building Ltd.	83,636	511,073
Heartland Bank Ltd.	135,602	113,959
Kathmandu Holdings Ltd.	116,362	126,796
Mighty River Power Ltd.	126,643	271,488
New Zealand Refining Co., Ltd. (The)	66,236	114,631
SKY Network Television Ltd.	73,109	248,366
Spark New Zealand Ltd.	185,190	468,218
Trade Me Group Ltd.	73,282	241,646
TrustPower Ltd.	30,996	169,980
Vector Ltd.	89,268	209,167

Total New Zealand		3,623,912

Norway - 1.5%
Aker ASA Class A	11,726	298,477
Atea ASA	27,880	265,708
Austevoll Seafood ASA	13,631	113,619
DNB ASA	45,023	534,544
Gjensidige Forsikring ASA	48,381	801,922
Leroy Seafood Group ASA	2,408	113,092
Marine Harvest ASA*	48,392	806,731
Norsk Hydro ASA	90,743	328,794
Salmar ASA	4,016	118,590
SpareBank 1 SMN	26,603	148,466
Statoil ASA	201,874	3,476,364
Telenor ASA	71,913	1,182,515
Tomra Systems ASA	19,348	205,204
Yara International ASA	15,949	502,793

Total Norway		8,896,819

Portugal - 0.3%
EDP - Energias de Portugal S.A.	296,836	908,186
Galp Energia, SGPS, S.A.	36,219	502,968
Jeronimo Martins, SGPS, S.A.	24,648	387,739
Navigator Co. S.A. (The)	60,000	167,576

Total Portugal		1,966,469

Singapore - 2.1%
Asian Pay Television Trust	770,800	303,532
CapitaLand Ltd.	209,700	478,326
China Aviation Oil Singapore Corp., Ltd.	142,100	129,863
City Developments Ltd.	18,800	113,703
ComfortDelGro Corp., Ltd.	127,600	260,718
DBS Group Holdings Ltd.	95,900	1,122,954
Dyna-Mac Holdings Ltd.*	130,300	13,263
Global Logistic Properties Ltd.	89,900	120,566
Hutchison Port Holdings Trust	1,254,036	570,587
Jardine Cycle & Carriage Ltd.	18,055	489,641
Keppel Corp., Ltd.	137,900	563,526
Lian Beng Group Ltd.	102,500	33,509
Oversea-Chinese Banking Corp., Ltd.	204,395	1,319,706
Pacific Radiance Ltd.	33,525	6,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
SATS Ltd.	125,000	$381,715
Sembcorp Industries Ltd.	95,800	200,725
Sembcorp Marine Ltd.	172,500	198,659
Singapore Airlines Ltd.	56,600	448,292
Singapore Post Ltd.	271,200	296,206
Singapore Press Holdings Ltd.	149,200	437,878
Singapore Technologies Engineering Ltd.	209,600	490,557
Singapore Telecommunications Ltd.	902,500	2,769,392
SMRT Corp., Ltd.	150,200	167,955
StarHub Ltd.	120,000	337,915
Super Group Ltd.	163,200	100,037
United Overseas Bank Ltd.	63,400	867,693
UOL Group Ltd.	29,700	120,486
Wilmar International Ltd.	106,900	258,930

Total Singapore		12,602,561

Spain - 4.3%
Abertis Infraestructuras S.A.	48,492	711,112
Acciona S.A.	1,557	112,831
ACS Actividades de Construccion y Servicios S.A.	24,584	666,266
Almirall S.A.	11,465	170,804
Amadeus IT Holding S.A. Class A	15,078	657,891
Banco Bilbao Vizcaya Argentaria S.A.	446,293	2,510,777
Banco de Sabadell S.A.	311,108	407,492
Banco Santander S.A.	843,563	3,213,507
Bankia S.A.	990,855	711,110
Bankinter S.A.	25,777	165,178
Bolsas y Mercados Espanoles SHMSF S.A.	11,418	317,628
CaixaBank S.A.	545,369	1,191,761
Cie Automotive S.A.	5,585	93,163
EDP Renovaveis S.A.	15,555	117,164
Endesa S.A.	48,042	962,301
Ferrovial S.A.	50,235	973,022
Gas Natural SDG S.A.	59,888	1,175,297
Grifols S.A.	5,406	121,677
Iberdrola S.A.	300,211	2,030,132
Industria de Diseno Textil S.A.	73,015	2,426,179
Mapfre S.A.	174,665	379,938
Mediaset Espana Comunicacion S.A.	10,864	121,478
Obrascon Huarte Lain S.A.*	49,244	171,235
Prosegur Cia de Seguridad S.A.	19,957	119,725
Red Electrica Corp. S.A.	7,727	688,204
Repsol S.A.	98,092	1,243,408
Tecnicas Reunidas S.A.	4,289	127,508
Telefonica S.A.	405,967	3,815,534

Total Spain		25,402,322

Sweden - 3.4%
Alfa Laval AB	18,884	294,202
Assa Abloy AB Class B	16,279	330,664
Atlas Copco AB Class A	20,736	531,818
Atlas Copco AB Class B	22,443	525,004
Axfood AB	16,087	306,448
Bilia AB Class A	5,193	127,179
BillerudKorsnas AB	18,421	272,422
Boliden AB	13,479	258,994
Electrolux AB Series B	15,666	422,496
Elekta AB Class B	15,569	125,413
Fabege AB	28,546	481,118
Getinge AB Class B	5,844	119,119
Hennes & Mauritz AB Class B	68,880	2,003,956
Hexagon AB Class B	13,404	483,941
Husqvarna AB Class B	36,845	272,010
ICA Gruppen AB	7,829	260,298
Indutrade AB	7,041	138,033
Intrum Justitia AB	3,508	108,974
Investment AB Latour Class B	11,073	412,720
Mekonomen AB	8,651	185,830
NCC AB Class B	12,376	284,835
Nordea Bank AB	248,029	2,075,520
Peab AB	57,675	433,956
Sandvik AB	38,377	379,345
Securitas AB Class B	25,702	392,233
Skandinaviska Enskilda Banken AB Class A	106,233	914,667
Skanska AB Class B	33,748	698,644
SKF AB Class B	20,746	328,353
Svenska Cellulosa AB SCA Class B	18,431	585,166
Svenska Handelsbanken AB Class A	69,614	836,416
Swedbank AB Class A	78,809	1,634,277
Telefonaktiebolaget LM Ericsson Class B	189,672	1,439,436
Telia Co. AB	206,135	966,360
Trelleborg AB Class B	25,628	449,784
Volvo AB Class A	56,706	554,832
Volvo AB Class B	36,026	352,917

Total Sweden		19,987,380

Switzerland - 7.7%
ABB Ltd. Registered Shares*	35,194	690,730
Adecco Group AG Registered Shares	8,919	447,598
Baloise Holding AG Registered Shares	4,470	496,463
Cie Financiere Richemont S.A. Registered Shares	11,577	674,394
Clariant AG Registered Shares*	23,112	389,787
Coca-Cola HBC AG*	12,288	248,042
Credit Suisse Group AG Registered Shares*	115,930	1,226,892
EFG International AG*	50,161	190,511
EMS-Chemie Holding AG Registered Shares	821	423,478
Givaudan S.A. Registered Shares	434	871,386
Julius Baer Group Ltd.*	10,364	412,879
Kuehne + Nagel International AG Registered Shares	8,424	1,177,734
LafargeHolcim Ltd. Registered Shares*	21,091	877,673
Logitech International S.A. Registered Shares	19,354	313,892
Nestle S.A. Registered Shares	102,860	7,934,643
Novartis AG Registered Shares	101,388	8,341,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
Roche Holding AG Bearer Shares	7,104	$1,883,194
Roche Holding AG Genusschein	25,126	6,605,182
Schindler Holding AG Participation Certificate	3,504	633,036
SGS S.A. Registered Shares	303	692,340
STMicroelectronics N.V.	56,994	331,783
Sulzer AG Registered Shares	2,508	217,281
Sunrise Communications Group AG*(a)	1,876	119,777
Swatch Group AG (The) Registered Shares	5,812	332,003
Swiss Life Holding AG Registered Shares*	1,558	358,075
Swiss Re AG	18,423	1,602,699
Swisscom AG Registered Shares	2,948	1,460,685
Syngenta AG Registered Shares	3,328	1,277,977
UBS Group AG Registered Shares	195,759	2,525,858
Vontobel Holding AG Registered Shares	9,067	391,365
Zurich Insurance Group AG*	11,801	2,899,979

Total Switzerland		46,048,794

United Kingdom - 21.0%
Aberdeen Asset Management PLC	76,091	284,201
Admiral Group PLC	15,670	425,237
Aggreko PLC	9,272	158,406
ARM Holdings PLC	21,873	330,702
Ashmore Group PLC	70,531	280,218
Associated British Foods PLC	16,156	587,232
AstraZeneca PLC	75,916	4,533,313
Aviva PLC	147,200	775,105
Babcock International Group PLC	27,103	327,712
BAE Systems PLC	226,637	1,587,554
Barclays PLC	668,362	1,238,344
Barratt Developments PLC	39,868	216,060
Bellway PLC	4,104	104,129
Berkeley Group Holdings PLC	14,051	473,905
BHP Billiton PLC	172,095	2,168,974
Bodycote PLC	14,120	97,209
BP PLC	1,733,076	10,150,955
British American Tobacco PLC	82,845	5,363,487
British Land Co. PLC (The)	35,582	288,726
BT Group PLC	315,999	1,731,953
Burberry Group PLC	18,417	285,590
Capita PLC	29,077	373,931
Carnival PLC	8,982	397,436
Centrica PLC	375,739	1,132,659
Close Brothers Group PLC	27,976	423,723
CNH Industrial N.V.	44,170	317,978
Cobham PLC	140,407	295,246
Compass Group PLC	57,785	1,098,452
Daily Mail & General Trust PLC Class A Non-Voting Shares	32,593	259,897
De La Rue PLC	13,970	95,430
Devro PLC	39,327	136,294
Diageo PLC	104,211	2,906,688
Direct Line Insurance Group PLC	124,185	572,404
Drax Group PLC	29,444	127,411
easyJet PLC	20,713	300,704
Electrocomponents PLC	72,111	250,828
Fenner PLC	52,636	110,471
Fidessa Group PLC	5,260	138,170
Fresnillo PLC	7,018	154,235
G4S PLC	91,735	224,293
GKN PLC	79,316	285,962
GlaxoSmithKline PLC	338,774	7,266,349
Halfords Group PLC	36,647	157,502
Hammerson PLC	45,983	330,709
Hargreaves Lansdown PLC	16,971	281,997
Hays PLC	181,780	237,293
HSBC Holdings PLC	1,520,286	9,468,572
Hunting PLC	14,746	94,620
ICAP PLC	65,850	369,455
IG Group Holdings PLC	37,038	400,803
IMI PLC	12,233	158,134
Imperial Brands PLC	48,299	2,617,187
Inchcape PLC	41,621	349,413
Inmarsat PLC	23,250	250,043
InterContinental Hotels Group PLC	5,264	193,726
International Consolidated Airlines Group S.A.	56,332	276,925
Intertek Group PLC	5,926	275,602
Intu Properties PLC	72,484	281,097
Investec PLC	44,843	277,611
ITV PLC	315,510	757,928
J Sainsbury PLC	158,007	490,673
John Wood Group PLC	32,766	301,355
Johnson Matthey PLC	8,190	306,664
Kingfisher PLC	98,709	425,552
Ladbrokes PLC	112,213	167,407
Legal & General Group PLC	328,800	838,203
Lloyds Banking Group PLC	2,262,084	1,634,750
London Stock Exchange Group PLC	14,149	478,723
Man Group PLC	123,671	191,279
Marks & Spencer Group PLC	89,683	382,084
Marston’s PLC	121,481	218,747
McCarthy & Stone PLC(a)	35,919	82,396
Meggitt PLC	44,898	243,620
Melrose Industries PLC	29,418	167,430
Mondi PLC	24,806	462,591
National Grid PLC	219,860	3,221,241
Next PLC	9,830	647,839
Old Mutual PLC	306,284	820,109
PayPoint PLC	10,595	127,895
Pearson PLC	54,855	709,103
Persimmon PLC	23,918	462,658
Polar Capital Holdings PLC	22,534	92,780
Premier Farnell PLC	44,542	98,098
Prudential PLC	84,281	1,416,222
QinetiQ Group PLC	45,014	133,829
Reckitt Benckiser Group PLC	19,018	1,904,202
RELX N.V.	66,811	1,158,631
RELX PLC	40,820	750,858
Rightmove PLC	2,011	98,069
Rio Tinto PLC	123,123	3,775,714
Rolls-Royce Holdings PLC*	61,329	583,321
Rotork PLC	31,822	92,098
Royal Dutch Shell PLC Class A	351,372	9,617,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2016

Investments	Shares	Value
Royal Dutch Shell PLC Class B	254,979	$7,028,450
Royal Mail PLC	42,897	287,297
RPS Group PLC	29,806	69,330
RSA Insurance Group PLC	17,807	118,903
SABMiller PLC	34,521	2,016,653
Sage Group PLC (The)	73,744	636,340
Savills PLC	10,137	83,069
Schroders PLC Non-Voting Shares	13,460	325,319
Segro PLC	73,828	409,281
Sky PLC	85,060	964,246
Smiths Group PLC	21,344	328,982
Soco International PLC	56,698	107,817
SSE PLC	68,736	1,427,913
St. Ives PLC	55,583	61,115
Standard Life PLC	108,561	426,085
TalkTalk Telecom Group PLC	73,097	214,194
Taylor Wimpey PLC	161,495	285,618
Telecom Plus PLC	9,472	131,940
Ultra Electronics Holdings PLC	8,063	187,548
Unilever N.V. CVA	66,271	3,085,570
Unilever PLC	46,007	2,201,162
Vesuvius PLC	48,828	187,269
Vodafone Group PLC	1,735,638	5,281,938
Weir Group PLC (The)	10,920	210,355
WH Smith PLC	21,060	443,128
Whitbread PLC	9,514	444,124
William Hill PLC	56,789	195,483
WM Morrison Supermarkets PLC	117,535	294,444
WS Atkins PLC	5,705	101,050

Total United Kingdom		124,712,351

TOTAL COMMON STOCKS (Cost: $619,082,694)		591,724,098

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16* (Cost $19,320)	24,584	17,288

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Dividend Ex-Financials Fund(c) (Cost: $450,277)	11,424	432,056

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $60,719)(e)	60,719	60,719

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $619,613,010)		592,234,161
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.5%		3,148,760

NET ASSETS - 100.0%		$595,382,921

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)	At June 30, 2016, the total market value of the Fund’s securities on loan was $57,835 and the total market value of the collateral held by the Fund was $60,719.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	AUD	100,000	EUR	66,632	$(435)
7/1/2016	JPY	14,000,000	EUR	122,969	147
7/5/2016	AUD	350,000	USD	260,558	(53)

					$(341)

CURRENCY LEGEND

AUD	Australian dollar

EUR	Euro

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 7.4%
AGL Energy Ltd.	191	$2,743
Amcor Ltd.	251	2,790
AMP Ltd.	800	3,074
Aristocrat Leisure Ltd.	104	1,069
Asaleo Care Ltd.	437	683
Asciano Ltd.	190	1,255
ASX Ltd.	46	1,567
Aurizon Holdings Ltd.	380	1,364
Australia & New Zealand Banking Group Ltd.	752	13,506
Bank of Queensland Ltd.	70	552
BHP Billiton Ltd.	867	12,040
Boral Ltd.	166	769
Brickworks Ltd.	96	1,026
Caltex Australia Ltd.	34	808
carsales.com Ltd.	99	908
CIMIC Group Ltd.	60	1,597
Cleanaway Waste Management Ltd.	1,074	640
Coca-Cola Amatil Ltd.	22	135
Cochlear Ltd.	14	1,264
Commonwealth Bank of Australia	306	16,945
Computershare Ltd.	69	471
Cover-More Group Ltd.(a)	985	887
Crown Resorts Ltd.	132	1,239
CSL Ltd.	34	2,840
CSR Ltd.	241	653
Downer EDI Ltd.	234	662
Event Hospitality and Entertainment Ltd.	121	1,309
Fairfax Media Ltd.	1,034	716
Genworth Mortgage Insurance Australia Ltd.	559	1,145
GrainCorp Ltd. Class A	96	617
Harvey Norman Holdings Ltd.	258	886
Healthscope Ltd.	308	656
Incitec Pivot Ltd.	217	480
Insurance Australia Group Ltd.	649	2,634
IOOF Holdings Ltd.	91	530
IRESS Ltd.	94	762
JB Hi-Fi Ltd.	42	754
Macquarie Group Ltd.	81	4,155
Magellan Financial Group Ltd.	47	779
National Australia Bank Ltd.	575	10,888
Navitas Ltd.	195	797
NIB Holdings Ltd.	174	547
Orica Ltd.	103	946
Origin Energy Ltd.	399	1,708
Perpetual Ltd.	16	490
Platinum Asset Management Ltd.	135	579
Premier Investments Ltd.	64	679
Primary Health Care Ltd.	146	429
QBE Insurance Group Ltd.	86	668
Qube Holdings Ltd.(a)	345	568
REA Group Ltd.	21	930
Rio Tinto Ltd.	111	3,761
Santos Ltd.	550	1,900
Seek Ltd.	58	657
Select Harvests Ltd.	74	371
Sonic Healthcare Ltd.	103	1,653
Star Entertainment Grp Ltd. (The)	234	941
Steadfast Group Ltd.	497	731
Suncorp Group Ltd.	185	1,678
Super Retail Group Ltd.	90	588
Tabcorp Holdings Ltd.	175	595
Tatts Group Ltd.	349	993
Technology One Ltd.	253	974
Telstra Corp., Ltd.	2,949	12,209
TPG Telecom Ltd.	92	815
Treasury Wine Estates Ltd.	233	1,601
Wesfarmers Ltd.	249	7,435
Westpac Banking Corp.	738	16,156
Woodside Petroleum Ltd.	128	2,558
Woolworths Ltd.	172	2,675

Total Australia		164,430

Austria - 0.3%
EVN AG	144	1,641
Oesterreichische Post AG*	28	902
OMV AG	144	4,034

Total Austria		6,577

Belgium - 1.8%
Ackermans & van Haaren N.V.	5	612
Ageas	43	1,480
Anheuser-Busch InBev N.V.	217	28,351
bpost S.A.	62	1,576
Colruyt S.A.	30	1,652
Delhaize Group	13	1,365
Euronav N.V.	120	1,099
Proximus SADP	110	3,480
UCB S.A.	16	1,195

Total Belgium		40,810

China - 3.1%
Beijing Enterprises Holdings Ltd.	500	2,823
China Everbright International Ltd.	1,000	1,109
China Jinmao Holdings Group Ltd.	2,000	562
China Mobile Ltd.	2,500	28,567
China Overseas Land & Investment Ltd.	2,000	6,316
China Power International Development Ltd.	5,000	1,837
China Resources Power Holdings Co., Ltd.	2,000	2,980
China South City Holdings Ltd.	6,000	1,160
China Unicom Hong Kong Ltd.	2,000	2,068
CITIC Ltd.	4,000	5,816
CNOOC Ltd.	8,000	9,920
Fosun International Ltd.	112	144
Guotai Junan International Holdings Ltd.	2,000	678
Shanghai Industrial Holdings Ltd.	1,000	2,258
Shenzhen Investment Ltd.	2,000	797
Sino-Ocean Group Holding Ltd.	2,000	864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Sun Art Retail Group Ltd.	1,000	$700

Total China		68,599

Denmark - 1.1%
AP Moeller - Maersk A/S Class B	3	3,900
Carlsberg A/S Class B	6	569
Coloplast A/S Class B	20	1,486
Danske Bank A/S	112	2,933
DSV A/S	11	460
GN Store Nord A/S	30	539
Novo Nordisk A/S Class B	160	8,556
Novozymes A/S Class B	10	477
Pandora A/S	9	1,219
Rockwool International A/S Class B	4	722
Royal Unibrew A/S	27	1,201
SimCorp A/S	12	587
Sydbank A/S	9	225
Tryg A/S	90	1,599
Vestas Wind Systems A/S	13	878

Total Denmark		25,351

Finland - 1.5%
Elisa Oyj	64	2,446
F-Secure Oyj	183	543
Fortum Oyj	255	4,074
Kesko Oyj Class B	19	805
Kone Oyj Class B	89	4,078
Metso Oyj	53	1,238
Neste Oyj	62	2,213
Nokia Oyj	1,398	7,929
Nokian Renkaat Oyj	40	1,423
Orion Oyj Class B	33	1,276
Sampo Oyj Class A	91	3,693
Tieto Oyj	27	736
UPM-Kymmene Oyj	163	2,970

Total Finland		33,424

France - 10.8%
Accor S.A.	29	1,118
Aeroports de Paris	17	1,870
Air Liquide S.A.	25	2,612
Airbus Group SE	73	4,195
Alten S.A.	14	827
Arkema S.A.	18	1,381
AXA S.A.	481	9,514
BioMerieux	8	1,086
BNP Paribas S.A.	245	10,821
Bollore S.A.	200	678
Bouygues S.A.	56	1,613
Bureau Veritas S.A.	75	1,584
Capgemini S.A.	13	1,129
Carrefour S.A.	44	1,086
Casino Guichard Perrachon S.A.	43	2,399
Christian Dior SE	16	2,574
Cie de Saint-Gobain	86	3,282
CNP Assurances	175	2,589
Credit Agricole S.A.	761	6,392
Danone S.A.	83	5,847
Dassault Systemes	17	1,290
Edenred	93	1,911
Electricite de France S.A.	825	10,054
Elior Participations SCA(b)	34	741
Engie S.A.	664	10,704
Essilor International S.A.	18	2,377
Gaztransport Et Technigaz S.A.	29	883
Havas S.A.	78	604
Hermes International	4	1,497
Iliad S.A.	3	608
Imerys S.A.	24	1,534
Ingenico Group S.A.	6	701
Ipsen S.A.	13	801
JCDecaux S.A.	27	911
Kering	13	2,101
Klepierre	68	3,010
L’Oreal S.A.	49	9,363
Legrand S.A.	24	1,235
LVMH Moet Hennessy Louis Vuitton SE	48	7,252
Metropole Television S.A.	42	700
Natixis S.A.	1,126	4,264
Neopost S.A.	34	785
Nexity S.A.*	24	1,218
Orange S.A.	490	7,978
Pernod Ricard S.A.	23	2,558
Publicis Groupe S.A.	27	1,816
Remy Cointreau S.A.	9	775
Renault S.A.	30	2,281
Rexel S.A.*	139	1,747
Rubis SCA	16	1,225
Safran S.A.	41	2,775
Sanofi	220	18,311
Schneider Electric SE	89	5,246
SCOR SE	15	447
Societe BIC S.A.	13	1,833
Societe Generale S.A.	176	5,516
Sodexo S.A.	18	1,935
Suez	56	876
Technip S.A.	6	325
Teleperformance	9	770
Television Francaise 1	36	382
Thales S.A.	21	1,750
TOTAL S.A.	572	27,566
Unibail-Rodamco SE	12	3,115
Veolia Environnement S.A.	133	2,877
Vicat S.A.	20	1,131
Vinci S.A.	105	7,429
Vivendi S.A.	790	14,832

Total France		242,637

Germany - 7.3%
adidas AG	15	2,141
Allianz SE Registered Shares	100	14,198
AURELIUS SE & Co. KGaA	17	996
Axel Springer SE	28	1,466
BASF SE	156	11,896
Bayer AG Registered Shares	72	7,199
Bayerische Motoren Werke AG	104	7,601
Bechtle AG	9	944
Beiersdorf AG	8	754
Brenntag AG	18	868
Carl Zeiss Meditec AG Bearer Shares	30	1,214
Comdirect Bank AG	108	1,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Commerzbank AG	318	$2,058
Continental AG	14	2,633
Daimler AG Registered Shares	250	14,865
Deutsche Boerse AG	32	2,614
Deutsche Post AG Registered Shares	203	5,678
Deutsche Telekom AG Registered Shares	638	10,830
Deutsche Wohnen AG Bearer Shares	49	1,662
DMG MORI AG*	17	799
Drillisch AG	15	574
Duerr AG	8	604
E.ON SE	466	4,673
Evonik Industries AG	102	3,030
Fielmann AG	37	2,698
Fraport AG Frankfurt Airport Services Worldwide	7	373
GEA Group AG	25	1,174
Gerresheimer AG	2	153
Hamburger Hafen und Logistik AG	106	1,583
Hannover Rueck SE	26	2,710
Henkel AG & Co. KGaA	28	3,013
Hugo Boss AG	30	1,696
Infineon Technologies AG	137	1,975
K+S AG Registered Shares	36	734
Krones AG	9	948
KUKA AG	7	828
LEG Immobilien AG*	15	1,398
Linde AG	17	2,367
MAN SE	10	1,021
Merck KGaA	19	1,922
METRO AG	63	1,923
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	33	5,508
OSRAM Licht AG	13	672
ProSiebenSat.1 Media SE*	49	2,135
RHOEN-KLINIKUM AG	52	1,521
SAP SE	101	7,536
Siemens AG Registered Shares	138	14,075
Software AG	23	781
Talanx AG	65	1,923
Telefonica Deutschland Holding AG	217	890
Volkswagen AG	7	936
Wacker Chemie AG	10	872

Total Germany		163,761

Hong Kong - 2.7%
AIA Group Ltd.	800	4,780
Bank of East Asia Ltd. (The)(a)	800	3,073
BOC Hong Kong Holdings Ltd.	2,000	5,981
Cathay Pacific Airways Ltd.	2,000	2,918
CLP Holdings Ltd.	500	5,092
Hang Lung Properties Ltd.	1,000	2,013
Hang Seng Bank Ltd.	300	5,116
Hong Kong & China Gas Co., Ltd.	2,200	4,010
Hong Kong Exchanges and Clearing Ltd.	100	2,418
MTR Corp., Ltd.	1,000	5,053
New World Development Co., Ltd.	4,000	4,047
Power Assets Holdings Ltd.	500	4,579
Sino Land Co., Ltd.	2,000	3,264
SJM Holdings Ltd.	3,000	1,821
Swire Properties Ltd.	1,600	4,238
Techtronic Industries Co., Ltd.	500	2,079

Total Hong Kong		60,482

Ireland - 0.3%
CRH PLC	100	2,888
Grafton Group PLC	51	337
Greencore Group PLC	131	539
Paddy Power Betfair PLC	16	1,680

Total Ireland		5,444

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	1,600	3,172
First International Bank of Israel Ltd.	47	576
Frutarom Industries Ltd.	15	691
Harel Insurance Investments & Financial Services Ltd.	143	499
Israel Chemicals Ltd.	655	2,538
Mizrahi Tefahot Bank Ltd.	55	634
Nice Ltd.	11	686
Teva Pharmaceutical Industries Ltd.	111	5,577

Total Israel		14,373

Italy - 3.0%
A2A SpA	670	877
ACEA SpA	32	389
Anima Holding SpA(b)	71	332
Ansaldo STS SpA	30	341
Ascopiave SpA	489	1,467
Assicurazioni Generali SpA	346	4,055
Atlantia SpA	152	3,777
Azimut Holding SpA	19	308
Banca Mediolanum SpA	104	709
Banca Popolare dell’Emilia Romagna SC	202	736
Credito Valtellinese	1,862	850
Davide Campari-Milano SpA	82	809
De’ Longhi SpA	27	641
DiaSorin SpA	16	978
Enel SpA	1,743	7,707
Eni SpA	852	13,744
ERG SpA	13	148
FinecoBank Banca Fineco SpA	181	1,176
Hera SpA	394	1,076
Intesa Sanpaolo SpA	1,014	1,917
Intesa Sanpaolo SpA RSP	3,266	5,802
Iren SpA	469	724
Luxottica Group SpA	57	2,763
MARR SpA	42	794
Mediobanca SpA	248	1,420
Parmalat SpA	218	567
Recordati SpA	54	1,620
Snam SpA	1,049	6,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Terna Rete Elettrica Nazionale SpA	565	$3,135
Unione di Banche Italiane SpA	545	1,498
UnipolSai SpA	109	163

Total Italy		66,769

Japan - 16.5%
Aeon Mall Co., Ltd.	100	1,300
Astellas Pharma, Inc.	300	4,679
Bridgestone Corp.	200	6,373
Brother Industries Ltd.	100	1,061
Canon, Inc.	400	11,356
Chugoku Bank Ltd. (The)	100	1,012
DA Consortium, Inc.	200	2,228
Dai-ichi Life Insurance Co., Ltd. (The)	200	2,197
Daicel Corp.	200	2,053
Daihatsu Motor Co., Ltd.	200	2,579
Daiwa House Industry Co., Ltd.	200	5,813
Daiwa Securities Group, Inc.	1,000	5,239
Denso Corp.	100	3,487
Eagle Industry Co., Ltd.	100	1,150
Eisai Co., Ltd.	100	5,544
Fuji Heavy Industries Ltd.	100	3,390
Hachijuni Bank Ltd. (The)	200	866
Hino Motors Ltd.	100	985
Hitachi Chemical Co., Ltd.	100	1,845
Hitachi Construction Machinery Co., Ltd.	100	1,444
Hitachi Ltd.	1,000	4,132
Hitachi Metals Ltd.	100	1,003
Hokuhoku Financial Group, Inc.	1,000	1,131
Honda Motor Co., Ltd.	200	5,015
Hoya Corp.	100	3,542
Hulic Co., Ltd.	200	2,090
Ibiden Co., Ltd.	100	1,121
Idemitsu Kosan Co., Ltd.	100	2,156
Iida Group Holdings Co., Ltd.	100	2,030
Isetan Mitsukoshi Holdings Ltd.	200	1,766
Isuzu Motors Ltd.	300	3,651
ITOCHU Corp.	500	6,041
Iyo Bank Ltd. (The)	200	1,215
J. Front Retailing Co., Ltd.	200	2,057
Japan Exchange Group, Inc.	100	1,139
Japan Post Holdings Co., Ltd.	400	4,839
Japan Post Insurance Co., Ltd.	100	2,038
Japan Tobacco, Inc.	200	7,999
JFE Holdings, Inc.	100	1,282
JSR Corp.	200	2,624
JX Holdings, Inc.	800	3,109
Kawasaki Heavy Industries Ltd.	1,000	2,778
KDDI Corp.	300	9,103
Keiyo Co., Ltd.	400	2,035
Kintetsu World Express, Inc.	100	1,204
Komatsu Ltd.	300	5,174
Konica Minolta, Inc.	300	2,164
Kubota Corp.	200	2,666
Kuraray Co., Ltd.	200	2,369
Kyocera Corp.	100	4,720
Kyushu Financial Group, Inc.	200	986
Marubeni Corp.	400	1,792
Mazda Motor Corp.	100	1,325
Minebea Co., Ltd.	200	1,335
Mitsubishi Corp.	300	5,229
Mitsubishi Heavy Industries Ltd.	1,000	3,971
Mitsubishi Materials Corp.	2,000	4,737
Mitsubishi Motors Corp.	100	457
Mitsubishi UFJ Financial Group, Inc.	2,300	10,221
Mitsui & Co., Ltd.	600	7,097
Mitsui Mining & Smelting Co., Ltd.	1,000	1,647
Mizuho Financial Group, Inc.	4,700	6,794
Modec, Inc.	100	1,525
MS&AD Insurance Group Holdings, Inc.	100	2,555
NGK Spark Plug Co., Ltd.	100	1,490
Nikon Corp.	200	2,702
Nippon Steel & Sumitomo Metal Corp.	300	5,726
Nippon Telegraph & Telephone Corp.	300	14,036
Nissan Motor Co., Ltd.	900	8,053
NOK Corp.	100	1,679
Nomura Holdings, Inc.	1,000	3,560
North Pacific Bank Ltd.	300	810
NSK Ltd.	200	1,466
NTT DOCOMO, Inc.	500	13,483
Panasonic Corp.	300	2,576
Ricoh Co., Ltd.	100	862
Sega Sammy Holdings, Inc.	300	3,214
Seiko Epson Corp.	100	1,592
Sekisui House Ltd.	200	3,469
Seven & I Holdings Co., Ltd.	100	4,173
Shin-Etsu Chemical Co., Ltd.	100	5,811
Shinko Electric Industries Co., Ltd.	400	1,938
Showa Denko K.K.	200	1,873
SoftBank Group Corp.	100	5,643
Sojitz Corp.	900	2,114
Sompo Japan Nipponkoa Holdings, Inc.	200	5,261
Sony Financial Holdings, Inc.	100	1,115
Sumitomo Corp.	400	3,995
Sumitomo Electric Industries Ltd.	100	1,307
Sumitomo Mitsui Financial Group, Inc.	300	8,556
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,215
Sumitomo Rubber Industries Ltd.	100	1,329
T&D Holdings, Inc.	300	2,512
Takeda Pharmaceutical Co., Ltd.	200	8,625
Tokai Tokyo Financial Holdings, Inc.	400	1,684
Tokio Marine Holdings, Inc.	100	3,282
Toyo Tire & Rubber Co., Ltd.	100	1,080
Toyota Motor Corp.	500	24,622
Toyota Tsusho Corp.	200	4,262
Yahoo Japan Corp.	600	2,644
Yamaha Corp.	100	2,668

Total Japan		368,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Netherlands - 1.8%
Aalberts Industries N.V.	20	$601
ABN AMRO Group N.V. CVA(b)	98	1,622
Aegon N.V.	182	714
Akzo Nobel N.V.	25	1,566
Arcadis N.V.	25	377
ASM International N.V.	17	658
BE Semiconductor Industries N.V.	24	652
BinckBank N.V.	64	320
Boskalis Westminster	21	721
Brunel International N.V.	32	587
Corbion N.V.	32	768
Euronext N.V.(b)	14	515
Gemalto N.V.	7	426
Heineken N.V.	47	4,322
IMCD Group N.V.	17	672
ING Groep N.V. CVA	925	9,432
Koninklijke Ahold N.V.	137	3,029
Koninklijke KPN N.V.	592	2,141
Koninklijke Philips N.V.	150	3,732
Koninklijke Vopak N.V.	19	948
NN Group N.V.	96	2,644
Randstad Holding N.V.	13	522
Steinhoff International Holdings N.V.	260	1,490
Wessanen	15	158
Wolters Kluwer N.V.	50	2,031

Total Netherlands		40,648

New Zealand - 0.5%
Contact Energy Ltd.	40	148
EBOS Group Ltd.	92	1,072
Freightways Ltd.	275	1,267
Genesis Energy Ltd.	640	975
Kiwi Property Group Ltd.	808	857
Mainfreight Ltd.	73	865
Meridian Energy Ltd.	739	1,387
Metlifecare Ltd.	380	1,497
Mighty River Power Ltd.	500	1,072
Port of Tauranga Ltd.	76	1,055
Spark New Zealand Ltd.	358	905
Z Energy Ltd.	169	974

Total New Zealand		12,074

Norway - 1.5%
Austevoll Seafood ASA	159	1,325
DNB ASA	204	2,422
Entra ASA(b)	123	1,154
Gjensidige Forsikring ASA	131	2,171
Kongsberg Gruppen ASA	39	571
Leroy Seafood Group ASA	19	892
Marine Harvest ASA*	99	1,651
Norsk Hydro ASA	323	1,170
Orkla ASA	243	2,145
Salmar ASA	61	1,801
SpareBank 1 SR-Bank ASA	124	611
Statoil ASA	717	12,347
Telenor ASA	280	4,604
TGS Nopec Geophysical Co. ASA	29	472

Total Norway		33,336

Portugal - 0.3%
CTT-Correios de Portugal S.A.	60	474
EDP - Energias de Portugal S.A.	971	2,971
Galp Energia, SGPS, S.A.	121	1,680
Jeronimo Martins, SGPS, S.A.	72	1,133
REN - Redes Energeticas Nacionais, SGPS, S.A.	221	622

Total Portugal		6,880

Singapore - 2.0%
Asian Pay Television Trust	2,600	1,024
CapitaLand Ltd.	1,200	2,737
Chip Eng Seng Corp., Ltd.	2,500	1,179
City Developments Ltd.	100	605
ComfortDelGro Corp., Ltd.	500	1,022
CWT Ltd.	400	639
DBS Group Holdings Ltd.	200	2,342
Global Logistic Properties Ltd.	1,000	1,341
Hutchison Port Holdings Trust	700	318
Jardine Cycle & Carriage Ltd.	100	2,712
Keppel Corp., Ltd.	500	2,043
M1 Ltd.	300	609
Olam International Ltd.	700	965
Oversea-Chinese Banking Corp., Ltd.	600	3,874
Pacc Offshore Services Holdings Ltd.	3,800	1,031
Sembcorp Industries Ltd.	500	1,048
SIA Engineering Co., Ltd.	700	1,914
Singapore Airlines Ltd.	300	2,376
Singapore Exchange Ltd.	400	2,265
Singapore Technologies Engineering Ltd.	600	1,404
Singapore Telecommunications Ltd.	3,000	9,202
StarHub Ltd.	200	563
United Engineers Ltd.	100	163
United Overseas Bank Ltd.	300	4,106

Total Singapore		45,482

Spain - 4.3%
Abertis Infraestructuras S.A.	191	2,801
ACS Actividades de Construccion y Servicios S.A.	70	1,897
Amadeus IT Holding S.A. Class A	62	2,705
Atresmedia Corp. de Medios de Comunicaion S.A.	40	388
Banco Bilbao Vizcaya Argentaria S.A.	1,781	10,020
Banco de Sabadell S.A.	1,554	2,035
Banco Popular Espanol S.A.	1	1
Banco Santander S.A.	1,727	6,579
Bankia S.A.	3,704	2,658
Bankinter S.A.	193	1,237
CaixaBank S.A.	2,185	4,775
Cia de Distribucion Integral Logista Holdings S.A.	57	1,197
Distribuidora Internacional de Alimentacion S.A.*	82	474
Ebro Foods S.A.	63	1,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Enagas S.A.	80	$2,427
Endesa S.A.	133	2,664
Ferrovial S.A.	122	2,364
Gas Natural SDG S.A.	229	4,494
Grifols S.A.	32	720
Grupo Catalana Occidente S.A.	27	742
Iberdrola S.A.	861	5,822
Industria de Diseno Textil S.A.	303	10,068
Mapfre S.A.	614	1,336
Mediaset Espana Comunicacion S.A.	99	1,107
Red Electrica Corp. S.A.	32	2,850
Repsol S.A.	350	4,437
Sacyr S.A.	864	1,400
Tecnicas Reunidas S.A.	28	832
Telefonica S.A.	1,687	15,856
Viscofan S.A.	15	827
Zardoya Otis S.A.	68	635

Total Spain		96,788

Sweden - 3.4%
AAK AB	10	708
AF AB Class B	49	811
Atlas Copco AB Class A	178	4,565
Atrium Ljungberg AB Class B	64	1,031
Avanza Bank Holding AB	17	648
Axfood AB	71	1,353
Betsson AB*	42	348
Clas Ohlson AB Class B	57	970
Com Hem Holding AB	70	589
Electrolux AB Series B	57	1,537
Fabege AB	60	1,011
Hennes & Mauritz AB Class B	262	7,623
Hexpol AB	60	609
ICA Gruppen AB	45	1,496
Indutrade AB	39	765
Investment AB Latour Class B	32	1,193
Kinnevik AB Class B	38	897
Lifco AB Class B	18	515
Loomis AB Class B	23	558
Meda AB Class A	95	1,714
NetEnt AB*	68	666
Nordea Bank AB	1,108	9,272
Sandvik AB	269	2,659
Securitas AB Class B	88	1,343
Skandinaviska Enskilda Banken AB Class A	528	4,546
Skanska AB Class B	68	1,408
Svenska Cellulosa AB SCA Class B	85	2,699
Svenska Handelsbanken AB Class A	334	4,013
Swedbank AB Class A	293	6,076
Swedish Match AB	45	1,554
Telefonaktiebolaget LM Ericsson Class A	653	4,813
Telia Co. AB	426	1,997
Thule Group AB (The)(b)	53	752
Trelleborg AB Class B	34	597
Volvo AB Class B	322	3,154
Wallenstam AB Class B	110	890

Total Sweden		75,380

Switzerland - 7.8%
ABB Ltd. Registered Shares*	264	5,181
Actelion Ltd. Registered Shares*	6	1,005
Baloise Holding AG Registered Shares	15	1,666
Cie Financiere Richemont S.A. Registered Shares	44	2,563
Clariant AG Registered Shares*	31	523
Coca-Cola HBC AG*	67	1,352
Credit Suisse Group AG Registered Shares*	433	4,582
DKSH Holding AG	4	262
EMS-Chemie Holding AG Registered Shares	4	2,063
GAM Holding AG*	50	531
Geberit AG Registered Shares	5	1,889
Givaudan S.A. Registered Shares	2	4,016
Julius Baer Group Ltd.*	3	120
Kuehne + Nagel International AG Registered Shares	34	4,753
LafargeHolcim Ltd. Registered Shares*	97	4,037
Logitech International S.A. Registered Shares	42	681
Lonza Group AG Registered Shares*	10	1,655
Nestle S.A. Registered Shares	380	29,313
Novartis AG Registered Shares	376	30,935
OC Oerlikon Corp. AG Registered Shares*	28	245
Partners Group Holding AG	5	2,139
Roche Holding AG Genusschein	109	28,654
SGS S.A. Registered Shares	2	4,570
Sonova Holding AG Registered Shares	7	927
STMicroelectronics N.V.	457	2,660
Straumann Holding AG Registered Shares	3	1,182
Sulzer AG Registered Shares	3	260
Swatch Group AG (The) Bearer Shares	5	1,452
Swiss Life Holding AG Registered Shares*	6	1,379
Swiss Re AG	88	7,656
Swisscom AG Registered Shares	6	2,973
Syngenta AG Registered Shares	11	4,224
UBS Group AG Registered Shares	834	10,761
Vontobel Holding AG Registered Shares	24	1,036
Zurich Insurance Group AG*	29	7,126

Total Switzerland		174,371

United Kingdom - 21.0%
A.G. Barr PLC	68	440
Abcam PLC	13	134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Aberdeen Asset Management PLC	53	$198
Admiral Group PLC	63	1,710
Aggreko PLC	49	837
Amec Foster Wheeler PLC	147	963
Ashmore Group PLC	315	1,251
Associated British Foods PLC	60	2,181
AstraZeneca PLC	244	14,570
Aviva PLC	800	4,213
Babcock International Group PLC	91	1,100
BAE Systems PLC	982	6,879
Barclays PLC	2,499	4,630
BBA Aviation PLC	303	894
Bellway PLC	17	431
Berkeley Group Holdings PLC	31	1,046
BHP Billiton PLC	452	5,697
Big Yellow Group PLC	116	1,211
Bodycote PLC	96	661
Booker Group PLC	314	728
BP PLC	5,862	34,335
Brewin Dolphin Holdings PLC	137	441
British American Tobacco PLC	333	21,559
British Land Co. PLC (The)	91	738
Britvic PLC	139	1,087
BT Group PLC	1,201	6,583
Burberry Group PLC	91	1,411
Carnival PLC	32	1,416
Centrica PLC	544	1,640
Close Brothers Group PLC	34	515
CNH Industrial N.V.	241	1,735
Cobham PLC	1,200	2,523
Compass Group PLC	271	5,152
Cranswick PLC	39	1,088
Croda International PLC	17	713
Dechra Pharmaceuticals PLC	87	1,363
Derwent London PLC	36	1,257
Diageo PLC	336	9,372
Direct Line Insurance Group PLC	108	498
Domino’s Pizza Group PLC	63	280
Drax Group PLC	109	472
DS Smith PLC	198	1,022
Dunelm Group PLC	85	896
easyJet PLC	27	392
Electrocomponents PLC	266	925
Essentra PLC	128	878
esure Group PLC	161	616
Foxtons Group PLC	466	695
GlaxoSmithKline PLC	1,325	28,420
Halfords Group PLC	75	322
Halma PLC	133	1,808
Hammerson PLC	139	1,000
Hargreaves Lansdown PLC	103	1,711
Hays PLC	552	721
Hikma Pharmaceuticals PLC	20	659
HomeServe PLC	185	1,303
Howden Joinery Group PLC	127	652
HSBC Holdings PLC	6,108	38,042
Hunting PLC	90	578
IG Group Holdings PLC	123	1,331
IMI PLC	37	478
Imperial Brands PLC	172	9,320
Informa PLC	206	2,006
International Consolidated Airlines Group S.A.	252	1,239
Intertek Group PLC	41	1,907
Intu Properties PLC	122	473
Investec PLC	167	1,034
ITV PLC	1,669	4,009
J Sainsbury PLC	128	397
John Wood Group PLC	67	616
Johnson Matthey PLC	32	1,198
Jupiter Fund Management PLC	90	440
Kingfisher PLC	421	1,815
Ladbrokes PLC	561	837
Land Securities Group PLC	52	722
Legal & General Group PLC	1,121	2,858
Lloyds Banking Group PLC	9,500	6,865
London Stock Exchange Group PLC	20	677
Man Group PLC	666	1,030
Mediclinic International PLC	62	908
Meggitt PLC	209	1,134
Melrose Industries PLC	202	1,150
Micro Focus International PLC	36	776
Mondi PLC	52	970
National Grid PLC	801	11,736
Next PLC	55	3,625
Old Mutual PLC	1,380	3,695
Pagegroup PLC	274	1,088
Pearson PLC	110	1,422
Pennon Group PLC	69	872
Persimmon PLC	62	1,199
Prudential PLC	188	3,159
PZ Cussons PLC	133	584
QinetiQ Group PLC	177	526
Reckitt Benckiser Group PLC	76	7,610
RELX N.V.	195	3,382
RELX PLC	227	4,176
Renishaw PLC	20	584
Restaurant Group PLC (The)	100	384
Rightmove PLC	13	634
Rio Tinto PLC	441	13,524
Rolls-Royce Holdings PLC*	100	951
Rotork PLC	58	168
Royal Dutch Shell PLC Class A	1,476	40,400
Royal Dutch Shell PLC Class B	752	20,729
Royal Mail PLC	219	1,467
SABMiller PLC	136	7,945
Saga PLC	88	227
Sage Group PLC (The)	179	1,545
Segro PLC	289	1,602
Severn Trent PLC	71	2,311
Sky PLC	171	1,938
Smith & Nephew PLC	138	2,337
Smiths Group PLC	104	1,603
Spectris PLC	22	537
Spirax-Sarco Engineering PLC	17	850
SSE PLC	227	4,716
St. James’s Place PLC	76	798
Stagecoach Group PLC	448	1,384
TalkTalk Telecom Group PLC	153	448
Tate & Lyle PLC	127	1,135
Taylor Wimpey PLC	278	492
Ted Baker PLC	13	422
Telecom Plus PLC	39	543
Tullett Prebon PLC	109	443
Unilever N.V. CVA	233	10,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Investments	Shares	Value
Unilever PLC	183	$8,755
United Utilities Group PLC	120	1,660
Victrex PLC	61	1,232
Vodafone Group PLC	6,304	19,184
Weir Group PLC (The)	50	963
WH Smith PLC	38	800
Whitbread PLC	21	980
William Hill PLC	387	1,332
WM Morrison Supermarkets PLC	644	1,613

Total United Kingdom		469,340

TOTAL COMMON STOCKS (Cost: $2,402,124)		2,215,848

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16* (Cost $55)	70	49

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,461)(d)	1,461	1,461

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $2,403,640)		2,217,358
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.9%		20,892

NET ASSETS - 100.0%		$2,238,250

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $3,993 and the total market value of the collateral held by the Fund was $4,217. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,756.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	AUD	54,905	USD	39,726	$(1,156)
7/5/2016	AUD	54,904	USD	39,726	(1,156)
7/5/2016	AUD	54,907	USD	39,726	(1,157)
7/5/2016	AUD	41,839	USD	30,272	(882)
7/5/2016	AUD	54,903	USD	39,726	(1,155)
7/5/2016	CHF	41,432	USD	41,737	(793)
7/5/2016	CHF	41,432	USD	41,737	(792)
7/5/2016	CHF	41,433	USD	41,737	(793)
7/5/2016	CHF	31,571	USD	31,803	(604)
7/5/2016	CHF	41,431	USD	41,737	(791)
7/5/2016	DKK	38,479	USD	5,765	19
7/5/2016	DKK	38,478	USD	5,765	19
7/5/2016	DKK	38,481	USD	5,765	19
7/5/2016	DKK	29,348	USD	4,397	15
7/5/2016	DKK	38,478	USD	5,765	19
7/5/2016	EUR	139,508	USD	155,480	494
7/5/2016	EUR	139,508	USD	155,480	493
7/5/2016	EUR	139,514	USD	155,480	487
7/5/2016	EUR	106,294	USD	118,464	377
7/5/2016	EUR	139,504	USD	155,480	499
7/5/2016	GBP	4,387	CHF	5,700	(14)
7/5/2016	GBP	891	HKD	9,204	(5)
7/5/2016	GBP	21,315	JPY	2,930,000	67
7/5/2016	GBP	620	NZD	1,156	(5)
7/5/2016	GBP	1,243	SGD	2,228	(6)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	GBP	77,536	USD	112,876	$9,226
7/5/2016	GBP	77,536	USD	112,876	9,225
7/5/2016	GBP	77,538	USD	112,876	9,224
7/5/2016	GBP	59,072	USD	86,001	7,033
7/5/2016	GBP	77,534	USD	112,876	9,229
7/5/2016	HKD	210,862	USD	27,152	(28)
7/5/2016	HKD	210,819	USD	27,152	(23)
7/5/2016	HKD	210,829	USD	27,152	(24)
7/5/2016	HKD	160,632	USD	20,688	(17)
7/5/2016	HKD	210,831	USD	27,152	(24)
7/5/2016	ILS	11,859	USD	3,081	2
7/5/2016	ILS	11,858	USD	3,081	2
7/5/2016	ILS	11,860	USD	3,081	1
7/5/2016	ILS	9,044	USD	2,348	(1)
7/5/2016	ILS	11,859	USD	3,081	2
7/5/2016	JPY	8,112,218	USD	73,227	(5,847)
7/5/2016	JPY	8,111,794	USD	73,227	(5,843)
7/5/2016	JPY	8,112,401	USD	73,227	(5,849)
7/5/2016	JPY	6,180,732	USD	55,792	(4,455)
7/5/2016	JPY	8,111,933	USD	73,227	(5,844)
7/5/2016	NOK	61,729	USD	7,380	3
7/5/2016	NOK	61,728	USD	7,380	3
7/5/2016	NOK	61,726	USD	7,380	3
7/5/2016	NOK	47,033	USD	5,623	2
7/5/2016	NOK	61,727	USD	7,380	3
7/5/2016	NZD	4,951	USD	3,344	(182)
7/5/2016	NZD	4,951	USD	3,344	(182)
7/5/2016	NZD	4,951	USD	3,344	(182)
7/5/2016	NZD	3,777	USD	2,551	(139)
7/5/2016	NZD	4,951	USD	3,344	(182)
7/5/2016	SEK	10,264	AUD	1,628	1
7/5/2016	SEK	144,911	USD	17,372	269
7/5/2016	SEK	144,913	USD	17,372	268
7/5/2016	SEK	144,922	USD	17,372	267
7/5/2016	SEK	110,457	USD	13,240	203
7/5/2016	SEK	144,920	USD	17,372	268
7/5/2016	SGD	13,913	USD	10,100	(237)
7/5/2016	SGD	13,911	USD	10,100	(236)
7/5/2016	SGD	13,912	USD	10,100	(236)
7/5/2016	SGD	10,604	USD	7,698	(181)
7/5/2016	SGD	13,913	USD	10,100	(238)
7/5/2016	USD	5,060	AUD	6,781	(11)
7/5/2016	USD	38,664	AUD	51,923	(2)
7/5/2016	USD	29,460	AUD	39,565	—
7/5/2016	USD	38,664	AUD	51,924	(2)
7/5/2016	USD	38,664	AUD	51,927	1
7/5/2016	USD	38,664	AUD	51,924	(1)
7/5/2016	USD	5,316	CHF	5,095	(86)
7/5/2016	USD	40,621	CHF	39,573	—
7/5/2016	USD	40,621	CHF	39,571	(2)
7/5/2016	USD	30,951	CHF	30,152	—
7/5/2016	USD	40,621	CHF	39,574	1
7/5/2016	USD	40,621	CHF	39,572	(1)
7/5/2016	USD	734	DKK	4,811	(16)
7/5/2016	USD	5,611	DKK	37,578	—
7/5/2016	USD	5,611	DKK	37,578	—
7/5/2016	USD	4,279	DKK	28,656	—
7/5/2016	USD	5,611	DKK	37,578	—
7/5/2016	USD	5,611	DKK	37,578	—
7/5/2016	USD	19,802	EUR	17,455	(410)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	151,322	EUR	136,207	$(3)
7/5/2016	USD	151,322	EUR	136,203	(8)
7/5/2016	USD	151,322	EUR	136,203	(7)
7/5/2016	USD	115,294	EUR	103,780	—
7/5/2016	USD	151,322	EUR	136,206	(4)
7/5/2016	USD	14,376	GBP	9,780	(1,302)
7/5/2016	USD	109,857	GBP	82,175	(5)
7/5/2016	USD	109,857	GBP	82,177	(3)
7/5/2016	USD	83,701	GBP	62,613	—
7/5/2016	USD	109,857	GBP	82,175	(5)
7/5/2016	USD	109,857	GBP	82,177	(3)
7/5/2016	USD	3,458	HKD	26,831	1
7/5/2016	USD	26,425	HKD	205,010	1
7/5/2016	USD	26,425	HKD	205,024	3
7/5/2016	USD	26,425	HKD	205,014	1
7/5/2016	USD	20,138	HKD	156,230	—
7/5/2016	USD	26,425	HKD	205,014	1
7/5/2016	USD	392	ILS	1,511	—
7/5/2016	USD	2,998	ILS	11,542	(1)
7/5/2016	USD	2,998	ILS	11,545	—
7/5/2016	USD	2,998	ILS	11,545	—
7/5/2016	USD	2,288	ILS	8,811	—
7/5/2016	USD	2,998	ILS	11,545	—
7/5/2016	USD	9,326	JPY	972,888	157
7/5/2016	USD	71,268	JPY	7,311,241	(1)
7/5/2016	USD	71,268	JPY	7,311,013	(4)
7/5/2016	USD	54,302	JPY	5,570,842	—
7/5/2016	USD	71,268	JPY	7,311,020	(4)
7/5/2016	USD	71,268	JPY	7,311,597	2
7/5/2016	USD	940	NOK	7,757	(13)
7/5/2016	USD	7,182	NOK	60,814	85
7/5/2016	USD	7,182	NOK	60,096	—
7/5/2016	USD	7,182	NOK	60,096	—
7/5/2016	USD	5,475	NOK	45,815	—
7/5/2016	USD	7,182	NOK	60,100	—
7/5/2016	USD	426	NZD	599	1
7/5/2016	USD	3,255	NZD	4,570	—
7/5/2016	USD	3,255	NZD	4,570	—
7/5/2016	USD	2,481	NZD	3,484	—
7/5/2016	USD	3,255	NZD	4,570	—
7/5/2016	USD	3,255	NZD	4,570	—
7/5/2016	USD	2,213	SEK	18,225	(62)
7/5/2016	USD	16,908	SEK	143,249	(1)
7/5/2016	USD	16,908	SEK	143,249	(1)
7/5/2016	USD	16,908	SEK	143,249	(1)
7/5/2016	USD	12,883	SEK	109,154	—
7/5/2016	USD	16,908	SEK	143,261	1
7/5/2016	USD	1,286	SGD	1,728	(2)
7/5/2016	USD	9,830	SGD	13,228	(1)
7/5/2016	USD	9,830	SGD	13,231	—
7/5/2016	USD	7,492	SGD	10,083	—
7/5/2016	USD	9,830	SGD	13,232	1
7/5/2016	USD	9,830	SGD	13,231	1
8/2/2016	DKK	34,513	USD	5,158	(1)
8/2/2016	DKK	34,511	USD	5,158	(1)
8/2/2016	DKK	26,324	USD	3,934	(1)
8/2/2016	DKK	34,509	USD	5,158	—
8/2/2016	DKK	34,510	USD	5,158	—
8/2/2016	EUR	135,681	USD	150,889	2
8/2/2016	EUR	135,677	USD	150,889	8

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/2/2016	EUR	135,683	USD	150,889	$—
8/2/2016	EUR	103,383	USD	114,966	(3)
8/2/2016	EUR	135,687	USD	150,889	(4)
8/2/2016	GBP	71,240	USD	95,253	1
8/2/2016	GBP	71,244	USD	95,253	(5)
8/2/2016	GBP	71,239	USD	95,253	2
8/2/2016	GBP	54,280	USD	72,575	(1)
8/2/2016	GBP	71,235	USD	95,253	7
8/2/2016	HKD	209,975	USD	27,072	(3)
8/2/2016	HKD	209,985	USD	27,072	(5)
8/2/2016	HKD	209,956	USD	27,072	(1)
8/2/2016	HKD	159,975	USD	20,628	—
8/2/2016	HKD	209,962	USD	27,072	(2)
8/2/2016	ILS	11,027	USD	2,864	(1)
8/2/2016	ILS	11,021	USD	2,864	1
8/2/2016	ILS	11,025	USD	2,864	—
8/2/2016	ILS	8,411	USD	2,185	—
8/2/2016	ILS	11,024	USD	2,864	—
8/2/2016	NOK	59,131	USD	6,983	(83)
8/2/2016	NOK	58,434	USD	6,983	—
8/2/2016	NOK	44,537	USD	5,322	—
8/2/2016	NOK	58,435	USD	6,983	—
8/2/2016	NOK	58,439	USD	6,983	—
8/2/2016	NZD	3,543	USD	2,520	—
8/2/2016	NZD	3,543	USD	2,520	—
8/2/2016	NZD	3,543	USD	2,520	—
8/2/2016	NZD	2,706	USD	1,924	—
8/2/2016	NZD	3,544	USD	2,520	—
8/2/2016	SEK	133,796	USD	15,811	—
8/2/2016	SEK	133,798	USD	15,811	—
8/2/2016	SEK	133,798	USD	15,811	—
8/2/2016	SEK	101,952	USD	12,047	(1)
8/2/2016	SEK	133,810	USD	15,811	(1)
8/3/2016	AUD	46,085	USD	34,279	1
8/3/2016	AUD	46,084	USD	34,279	1
8/3/2016	AUD	35,122	USD	26,122	(2)
8/3/2016	AUD	46,088	USD	34,279	(2)
8/3/2016	AUD	46,086	USD	34,279	—
8/3/2016	CHF	34,913	USD	35,903	(2)
8/3/2016	CHF	34,916	USD	35,903	(5)
8/3/2016	CHF	26,614	USD	27,358	(12)
8/3/2016	CHF	34,917	USD	35,903	(7)
8/3/2016	CHF	34,914	USD	35,903	(3)
8/3/2016	JPY	8,017,983	USD	78,224	(2)
8/3/2016	JPY	8,017,654	USD	78,224	1
8/3/2016	JPY	6,109,383	USD	59,602	(3)
8/3/2016	JPY	8,018,108	USD	78,224	(3)
8/3/2016	JPY	8,018,429	USD	78,224	(6)
8/3/2016	SGD	11,995	USD	8,906	(4)
8/3/2016	SGD	11,991	USD	8,906	(1)
8/3/2016	SGD	11,993	USD	8,906	(3)
8/3/2016	SGD	9,142	USD	6,790	(1)
8/3/2016	SGD	11,993	USD	8,906	(3)

					$6,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HDWM)

June 30, 2016

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 5.4%
Aristocrat Leisure Ltd.	56,146	$576,927
Blackmores Ltd.	4,883	477,719
Brambles Ltd.	379,707	3,503,023
BT Investment Management Ltd.	125,310	735,250
carsales.com Ltd.	86,916	797,321
Cochlear Ltd.	10,318	931,537
Crown Resorts Ltd.	170,192	1,598,002
CSL Ltd.	66,250	5,533,811
Fortescue Metals Group Ltd.	522,396	1,361,416
G8 Education Ltd.	120,031	338,732
JB Hi-Fi Ltd.	28,180	505,686
Magellan Financial Group Ltd.	66,123	1,095,483
NIB Holdings Ltd.	131,608	413,540
Northern Star Resources Ltd.	88,194	324,406
Platinum Asset Management Ltd.	343,087	1,471,464
Ramsay Health Care Ltd.	29,217	1,561,137
REA Group Ltd.	9,394	416,119
Seek Ltd.	90,811	1,028,468
TPG Telecom Ltd.	104,779	928,419

Total Australia		23,598,460

Austria - 0.1%
ams AG	18,064	499,717

Belgium - 0.6%
Ion Beam Applications	11,090	521,524
Melexis N.V.	15,111	945,139
Warehouses De Pauw	10,848	1,015,346

Total Belgium		2,482,009

China - 3.3%
China Everbright International Ltd.	1,084,000	1,201,658
China Overseas Land & Investment Ltd.	2,764,000	8,728,852
CITIC Telecom International Holdings Ltd.	1,582,000	595,446
CSPC Pharmaceutical Group Ltd.	898,000	798,690
Guangdong Investment Ltd.	2,100,000	3,188,729

Total China		14,513,375

Denmark - 5.1%
DSV A/S	14,671	613,847
Novo Nordisk A/S Class B	343,743	18,381,073
Novozymes A/S Class B	33,373	1,592,703
Pandora A/S	9,856	1,334,875
SimCorp A/S	8,680	424,616

Total Denmark		22,347,114

Finland - 2.2%
Kone Oyj Class B	165,257	7,573,177
Orion Oyj Class B	41,853	1,618,081
Uponor Oyj	25,678	404,512

Total Finland		9,595,770

France - 8.6%
Airbus Group SE	208,570	11,986,395
BioMerieux	4,122	559,366
Dassault Systemes	18,856	1,430,334
Essilor International S.A.	19,723	2,604,153
Eurazeo S.A.	32,182	1,912,763
Gaztransport Et Technigaz S.A.	35,725	1,087,668
Hermes International	6,023	2,254,616
Ingenico Group S.A.	9,000	1,050,847
Ipsen S.A.	13,297	818,828
LVMH Moet Hennessy Louis Vuitton SE	68,269	10,314,703
Plastic Omnium S.A.	13,049	366,696
Sartorius Stedim Biotech	6,209	420,633
SEB S.A.	4,238	512,723
Valeo S.A.	28,645	1,277,063
Zodiac Aerospace	50,440	1,182,926

Total France		37,779,714

Germany - 5.5%
adidas AG	16,712	2,384,827
Bechtle AG	5,292	555,109
Bertrandt AG	3,474	339,631
Carl Zeiss Meditec AG Bearer Shares	13,270	537,136
Continental AG	22,489	4,229,815
Fielmann AG	12,324	898,563
Fuchs Petrolub SE	21,758	781,965
Henkel AG & Co. KGaA	45,739	4,922,324
Infineon Technologies AG	194,503	2,803,677
MTU Aero Engines AG	13,166	1,225,576
ProSiebenSat.1 Media SE*	52,635	2,293,090
Symrise AG	22,119	1,502,644
United Internet AG Registered Shares	43,673	1,804,888

Total Germany		24,279,245

Hong Kong - 2.2%
Chong Hing Bank Ltd.	32,000	65,172
Power Assets Holdings Ltd.	811,500	7,431,999
SJM Holdings Ltd.	1,590,000	965,319
Techtronic Industries Co., Ltd.	146,500	609,004
Vitasoy International Holdings Ltd.	230,000	417,430

Total Hong Kong		9,488,924

Indonesia - 0.0%
Bumitama Agri Ltd.	86,300	49,052

Ireland - 0.5%
Glanbia PLC	27,222	512,002
Greencore Group PLC	109,117	448,543
Kingspan Group PLC	24,261	525,578
Paddy Power Betfair PLC	4,848	508,966

Total Ireland		1,995,089

Italy - 1.3%
Anima Holding SpA(a)	170,482	797,361
Brembo SpA	7,371	404,609
De’ Longhi SpA	21,802	517,843
DiaSorin SpA	7,843	479,225
Industria Macchine Automatiche SpA	12,581	755,449
Luxottica Group SpA	48,023	2,328,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Investments	Shares	Value
Salvatore Ferragamo SpA	23,226	$470,903

Total Italy		5,753,633

Japan - 10.4%
ABC-Mart, Inc.	8,800	587,582
Calbee, Inc.	15,200	631,173
CyberAgent, Inc.	4,500	270,640
Daikin Industries Ltd.	43,600	3,618,388
Daito Trust Construction Co., Ltd.	25,300	4,103,636
DeNA Co., Ltd.	16,500	382,464
Fast Retailing Co., Ltd.	7,000	1,862,755
GungHo Online Entertainment, Inc.	196,400	528,379
Hikari Tsushin, Inc.	7,300	609,816
Hino Motors Ltd.	221,900	2,186,772
Isuzu Motors Ltd.	119,000	1,448,206
Japan Aviation Electronics Industry Ltd.	21,000	285,349
Kakaku.com, Inc.	30,000	592,163
Kaken Pharmaceutical Co., Ltd.	11,200	730,364
Koito Manufacturing Co., Ltd.	9,400	428,356
Kubota Corp.	258,600	3,447,076
Meitec Corp.	16,700	564,046
Mixi, Inc.	31,300	1,279,886
Murata Manufacturing Co., Ltd.	40,440	4,485,887
Nabtesco Corp.	26,700	631,909
NGK Spark Plug Co., Ltd.	30,900	460,533
Nippon Paint Holdings Co., Ltd.	42,900	1,046,260
Nissan Chemical Industries Ltd.	29,700	859,242
Nitori Holdings Co., Ltd.	5,600	673,594
Obic Co., Ltd.	18,100	989,775
Oki Electric Industry Co., Ltd.	367,000	486,519
Oracle Corp.	24,400	1,296,228
Oriental Land Co., Ltd.	11,200	723,158
Park24 Co., Ltd.	28,900	990,189
Pigeon Corp.	18,300	539,599
Ryohin Keikaku Co., Ltd.	1,900	460,786
Sanrio Co., Ltd.	22,900	406,258
Sawai Pharmaceutical Co., Ltd.	7,600	586,724
Shimano, Inc.	5,700	862,862
Shionogi & Co., Ltd.	36,300	1,970,157
Sundrug Co., Ltd.	8,400	782,766
Sysmex Corp.	15,000	1,022,029
Tadano Ltd.	49,100	404,899
Trend Micro, Inc.	47,500	1,687,664
USS Co., Ltd.	44,400	728,387

Total Japan		45,652,476

Netherlands - 2.2%
ASML Holding N.V.	57,609	5,657,021
Boskalis Westminster	71,518	2,454,299
Flow Traders(a)	25,877	890,039
GrandVision N.V.(a)	19,080	495,372

Total Netherlands		9,496,731

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	149,425	1,069,526
Mainfreight Ltd.	24,379	288,742

Total New Zealand		1,358,268

Norway - 1.2%
AF Gruppen ASA	29,844	520,704
Entra ASA(a)	77,999	731,711
Kongsberg Gruppen ASA	25,715	376,447
Leroy Seafood Group ASA	19,808	930,281
Salmar ASA	53,577	1,582,093
Tomra Systems ASA	33,936	359,923
Veidekke ASA	59,348	709,230

Total Norway		5,210,389

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	132,971	2,091,773

Singapore - 1.3%
M1 Ltd.	655,700	1,330,010
Raffles Medical Group Ltd.	439,600	493,199
Singapore Exchange Ltd.	489,300	2,770,240
Singapore Post Ltd.	1,105,000	1,206,888

Total Singapore		5,800,337

Spain - 4.3%
Almirall S.A.	27,194	405,132
Amadeus IT Holding S.A. Class A	87,562	3,820,552
Atresmedia Corp. de Medios de Comunicaion S.A.	49,777	482,214
Grifols S.A.	67,337	1,515,610
Industria de Diseno Textil S.A.	314,898	10,463,587
Mediaset Espana Comunicacion S.A.	98,605	1,102,572
Zardoya Otis S.A.	127,935	1,195,307

Total Spain		18,984,974

Sweden - 5.5%
AAK AB	6,570	464,871
Assa Abloy AB Class B	179,632	3,648,738
Atlas Copco AB Class B	131,890	3,085,274
Axfood AB	75,916	1,446,156
Betsson AB*	30,373	251,295
Fabege AB	47,240	796,189
Hennes & Mauritz AB Class B	307,269	8,939,513
Indutrade AB	25,866	507,081
Intrum Justitia AB	24,149	750,176
Investment AB Latour Class B	36,324	1,353,892
JM AB	17,088	425,350
Lifco AB Class B	13,754	393,658
NCC AB Class B	31,548	726,080
NetEnt AB*	41,685	408,353
Nibe Industrier AB Class B	53,499	440,737
Sweco AB Class B	32,278	556,589

Total Sweden		24,193,952

Switzerland - 12.3%
Actelion Ltd. Registered Shares*	10,724	1,796,507
EMS-Chemie Holding AG Registered Shares	6,254	3,225,862
Galenica AG Registered Shares	902	1,213,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Investments	Shares	Value
Geberit AG Registered Shares	9,120	$3,445,042
Partners Group Holding AG	7,439	3,182,307
Roche Holding AG Bearer Shares	35,577	9,431,082
Roche Holding AG Genusschein	95,047	24,986,180
Schindler Holding AG Participation Certificate	10,275	1,856,292
Schindler Holding AG Registered Shares	7,266	1,320,888
Sonova Holding AG Registered Shares	12,032	1,593,233
Straumann Holding AG Registered Shares	2,025	797,674
Swatch Group AG (The) Registered Shares	16,673	952,425
Temenos Group AG Registered Shares*	7,715	384,087

Total Switzerland		54,185,418

United Kingdom - 26.5%
ARM Holdings PLC	117,352	1,774,269
Ashtead Group PLC	80,499	1,144,982
Babcock International Group PLC	115,854	1,400,832
Barratt Developments PLC	225,828	1,223,849
Bellway PLC	21,638	549,009
Berendsen PLC	48,027	781,986
Berkeley Group Holdings PLC	37,090	1,250,952
BGEO Group PLC*	12,819	449,317
Big Yellow Group PLC	51,884	541,690
Bovis Homes Group PLC	32,896	320,580
British American Tobacco PLC	389,382	25,209,069
Carillion PLC	267,222	835,186
Compass Group PLC	181,265	3,445,720
Countrywide PLC	94,926	311,659
Croda International PLC	29,487	1,237,338
Daily Mail & General Trust PLC Class A Non-Voting Shares	63,348	505,138
Derwent London PLC	15,401	537,966
easyJet PLC	138,740	2,014,179
Essentra PLC	92,107	631,650
esure Group PLC	181,783	695,245
Halma PLC	53,126	722,262
Hammerson PLC	271,549	1,952,976
Hargreaves Lansdown PLC	115,790	1,924,016
Hays PLC	318,801	416,158
Hikma Pharmaceuticals PLC	17,338	571,324
Howden Joinery Group PLC	126,817	651,161
IG Group Holdings PLC	122,162	1,321,963
International Consolidated Airlines Group S.A.	695,914	3,421,079
Jardine Lloyd Thompson Group PLC	98,727	1,239,936
Johnson Matthey PLC	44,139	1,652,731
Merlin Entertainments PLC(a)	90,370	531,912
Moneysupermarket.com Group PLC	176,345	638,850
Persimmon PLC	78,661	1,521,579
Reckitt Benckiser Group PLC	137,272	13,744,541
RELX PLC	138,456	2,546,811
Renishaw PLC	17,483	510,195
Rightmove PLC	10,834	528,336
Sage Group PLC (The)	228,139	1,968,622
Savills PLC	50,893	417,047
Sky PLC	279,121	3,164,134
Smith & Nephew PLC	141,121	2,390,203
Unilever N.V. CVA	571,006	26,585,976
Unite Group PLC (The)	58,227	482,595
Victrex PLC	26,104	527,276
WH Smith PLC	19,419	408,600
Whitbread PLC	22,304	1,041,174
WS Atkins PLC	28,765	509,503

Total United Kingdom		116,251,576

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $442,176,490)		435,607,996
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.7%		2,978,073

NET ASSETS - 100.0%		$438,586,069

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	AUD	7,124,282	USD	5,154,660	$(150,080)
7/5/2016	AUD	9,350,512	USD	6,765,488	(196,903)
7/5/2016	AUD	9,350,796	USD	6,765,488	(197,115)
7/5/2016	AUD	9,350,434	USD	6,765,488	(196,845)
7/5/2016	AUD	9,350,189	USD	6,765,488	(196,662)
7/5/2016	CHF	7,692,244	USD	7,748,529	(147,430)
7/5/2016	CHF	10,095,691	USD	10,169,942	(193,116)
7/5/2016	CHF	10,095,640	USD	10,169,942	(193,064)
7/5/2016	CHF	10,095,803	USD	10,169,942	(193,231)
7/5/2016	CHF	10,095,366	USD	10,169,942	(192,782)
7/5/2016	DKK	22,088,969	USD	3,308,951	10,515
7/5/2016	DKK	28,987,672	USD	4,342,993	14,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	DKK	28,986,977	USD	4,342,993	$14,511
7/5/2016	DKK	28,989,044	USD	4,342,993	14,203
7/5/2016	DKK	28,986,699	USD	4,342,993	14,553
7/5/2016	EUR	19,631,092	USD	21,877,949	68,799
7/5/2016	EUR	25,764,998	USD	28,714,807	91,198
7/5/2016	EUR	25,765,067	USD	28,714,807	91,121
7/5/2016	EUR	25,766,131	USD	28,714,807	89,939
7/5/2016	EUR	25,764,189	USD	28,714,807	92,097
7/5/2016	GBP	10,409,328	USD	15,154,212	1,239,021
7/5/2016	GBP	13,662,665	USD	19,889,903	1,625,651
7/5/2016	GBP	13,662,712	USD	19,889,903	1,625,588
7/5/2016	GBP	13,662,900	USD	19,889,903	1,625,337
7/5/2016	GBP	13,662,262	USD	19,889,903	1,626,190
7/5/2016	HKD	27,714,795	USD	3,569,360	(3,078)
7/5/2016	HKD	36,381,930	USD	4,684,781	(4,851)
7/5/2016	HKD	36,374,471	USD	4,684,781	(3,890)
7/5/2016	HKD	36,376,228	USD	4,684,781	(4,116)
7/5/2016	HKD	36,376,622	USD	4,684,781	(4,167)
7/5/2016	ILS	3,644,489	USD	946,674	324
7/5/2016	ILS	4,782,562	USD	1,242,505	636
7/5/2016	ILS	4,782,153	USD	1,242,505	742
7/5/2016	ILS	4,782,975	USD	1,242,505	529
7/5/2016	ILS	4,782,563	USD	1,242,505	636
7/5/2016	JPY	1,149,416,151	USD	10,375,899	(828,079)
7/5/2016	JPY	1,508,666,655	USD	13,618,362	(1,087,425)
7/5/2016	JPY	1,508,587,668	USD	13,618,362	(1,086,655)
7/5/2016	JPY	1,508,700,701	USD	13,618,362	(1,087,757)
7/5/2016	JPY	1,508,613,543	USD	13,618,362	(1,086,907)
7/5/2016	NOK	10,371,912	USD	1,240,049	568
7/5/2016	NOK	13,613,478	USD	1,627,561	702
7/5/2016	NOK	13,613,205	USD	1,627,561	734
7/5/2016	NOK	13,612,936	USD	1,627,561	766
7/5/2016	NOK	13,613,029	USD	1,627,561	755
7/5/2016	NZD	1,080,104	USD	729,482	(39,768)
7/5/2016	NZD	1,417,651	USD	957,442	(52,209)
7/5/2016	NZD	1,417,664	USD	957,442	(52,218)
7/5/2016	NZD	1,417,691	USD	957,442	(52,238)
7/5/2016	NZD	1,417,626	USD	957,442	(52,191)
7/5/2016	SEK	39,509,037	USD	4,736,089	72,990
7/5/2016	SEK	51,852,525	USD	6,216,112	96,159
7/5/2016	SEK	51,853,327	USD	6,216,112	96,064
7/5/2016	SEK	51,856,671	USD	6,216,112	95,670
7/5/2016	SEK	51,855,882	USD	6,216,112	95,763
7/5/2016	SGD	751,111	USD	545,203	(12,870)
7/5/2016	SGD	985,712	USD	715,574	(16,807)
7/5/2016	SGD	985,610	USD	715,574	(16,732)
7/5/2016	SGD	985,621	USD	715,574	(16,740)
7/5/2016	SGD	985,739	USD	715,574	(16,827)
7/5/2016	USD	1,085,953	AUD	1,477,159	13,940
7/5/2016	USD	384,463	AUD	515,217	(833)
7/5/2016	USD	6,456,701	AUD	8,670,938	(321)
7/5/2016	USD	6,456,701	AUD	8,671,019	(260)
7/5/2016	USD	4,919,392	AUD	6,606,935	132
7/5/2016	USD	6,456,701	AUD	8,671,112	(191)
7/5/2016	USD	6,456,701	AUD	8,670,938	(321)
7/5/2016	USD	1,632,415	CHF	1,571,181	(19,624)
7/5/2016	USD	577,928	CHF	553,931	(9,327)
7/5/2016	USD	9,705,770	CHF	9,455,361	—
7/5/2016	USD	9,705,770	CHF	9,454,876	(498)
7/5/2016	USD	9,705,770	CHF	9,455,080	(289)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	7,394,874	CHF	7,204,308	$228
7/5/2016	USD	240,000	CHF	233,815	7
7/5/2016	USD	9,705,770	CHF	9,455,361	—
7/5/2016	USD	697,110	DKK	4,619,814	(7,256)
7/5/2016	USD	246,799	DKK	1,617,582	(5,254)
7/5/2016	USD	4,144,772	DKK	27,758,098	207
7/5/2016	USD	4,144,772	DKK	27,758,077	204
7/5/2016	USD	4,144,772	DKK	27,756,709	—
7/5/2016	USD	3,157,926	DKK	21,149,041	156
7/5/2016	USD	4,144,772	DKK	27,758,093	207
7/5/2016	USD	4,609,118	EUR	4,107,996	(45,342)
7/5/2016	USD	1,631,777	EUR	1,438,386	(33,803)
7/5/2016	USD	27,404,219	EUR	24,666,885	(557)
7/5/2016	USD	27,404,219	EUR	24,666,153	(1,371)
7/5/2016	USD	27,404,219	EUR	24,666,264	(1,248)
7/5/2016	USD	20,879,406	EUR	18,793,683	(575)
7/5/2016	USD	27,404,219	EUR	24,666,131	(1,396)
7/5/2016	USD	3,192,601	GBP	2,261,553	(169,356)
7/5/2016	USD	1,130,284	GBP	768,951	(102,350)
7/5/2016	USD	18,982,097	GBP	14,198,942	(950)
7/5/2016	USD	18,982,097	GBP	14,199,229	(567)
7/5/2016	USD	18,982,097	GBP	14,199,016	(851)
7/5/2016	USD	18,982,097	GBP	14,198,942	(950)
7/5/2016	USD	14,462,551	GBP	10,818,461	(432)
7/5/2016	USD	751,971	HKD	5,833,894	18
7/5/2016	USD	266,222	HKD	2,065,635	38
7/5/2016	USD	4,470,961	HKD	34,686,529	134
7/5/2016	USD	4,470,961	HKD	34,688,961	447
7/5/2016	USD	4,470,961	HKD	34,687,191	219
7/5/2016	USD	3,406,447	HKD	26,428,374	171
7/5/2016	USD	4,470,961	HKD	34,685,492	—
7/5/2016	USD	199,439	ILS	772,734	1,214
7/5/2016	USD	70,608	ILS	272,243	84
7/5/2016	USD	1,185,795	ILS	4,565,246	(356)
7/5/2016	USD	1,185,795	ILS	4,566,296	(83)
7/5/2016	USD	1,185,795	ILS	4,566,378	(62)
7/5/2016	USD	1,185,795	ILS	4,566,386	(59)
7/5/2016	USD	903,467	ILS	3,479,170	(45)
7/5/2016	USD	2,185,933	JPY	231,288,980	68,565
7/5/2016	USD	773,891	JPY	80,732,309	13,050
7/5/2016	USD	12,996,799	JPY	1,333,315,615	(253)
7/5/2016	USD	12,996,799	JPY	1,333,274,026	(659)
7/5/2016	USD	12,996,799	JPY	1,333,275,325	(646)
7/5/2016	USD	12,996,799	JPY	1,333,275,325	(646)
7/5/2016	USD	9,902,327	JPY	1,015,909,433	290
7/5/2016	USD	261,246	NOK	2,181,142	(592)
7/5/2016	USD	92,489	NOK	763,259	(1,277)
7/5/2016	USD	1,553,277	NOK	13,152,423	18,485
7/5/2016	USD	1,553,277	NOK	12,997,095	(78)
7/5/2016	USD	1,553,277	NOK	12,997,092	(78)
7/5/2016	USD	1,183,450	NOK	9,903,346	35
7/5/2016	USD	1,553,277	NOK	12,997,744	—
7/5/2016	USD	153,683	NZD	219,676	2,770
7/5/2016	USD	54,409	NZD	76,552	111
7/5/2016	USD	913,743	NZD	1,282,922	(46)
7/5/2016	USD	913,743	NZD	1,282,949	(27)
7/5/2016	USD	913,743	NZD	1,282,932	(39)
7/5/2016	USD	696,186	NZD	977,542	20
7/5/2016	USD	913,743	NZD	1,282,987	—
7/5/2016	USD	997,771	SEK	8,278,543	(20,687)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	353,243	SEK	2,909,167	$(9,885)
7/5/2016	USD	5,932,399	SEK	50,260,922	(297)
7/5/2016	USD	5,932,399	SEK	50,260,928	(296)
7/5/2016	USD	5,932,399	SEK	50,260,886	(301)
7/5/2016	USD	4,519,927	SEK	38,297,115	133
7/5/2016	USD	5,932,399	SEK	50,263,437	—
7/5/2016	USD	114,860	SGD	155,742	856
7/5/2016	USD	40,664	SGD	54,630	(74)
7/5/2016	USD	682,914	SGD	918,995	(103)
7/5/2016	USD	682,914	SGD	919,175	30
7/5/2016	USD	682,914	SGD	919,226	68
7/5/2016	USD	520,319	SGD	700,334	27
7/5/2016	USD	682,914	SGD	919,134	—
8/2/2016	DKK	31,283,491	USD	4,675,329	(800)
8/2/2016	DKK	31,281,579	USD	4,675,329	(514)
8/2/2016	DKK	31,281,888	USD	4,675,329	(560)
8/2/2016	DKK	31,280,307	USD	4,675,329	(324)
8/2/2016	DKK	23,832,340	USD	3,562,158	(203)
8/2/2016	EUR	26,743,512	USD	29,742,048	1,476
8/2/2016	EUR	26,744,402	USD	29,742,048	486
8/2/2016	EUR	26,744,811	USD	29,742,048	32
8/2/2016	EUR	26,744,738	USD	29,742,048	112
8/2/2016	EUR	20,377,513	USD	22,660,609	(546)
8/2/2016	GBP	13,554,404	USD	18,122,238	(916)
8/2/2016	GBP	13,553,583	USD	18,122,238	182
8/2/2016	GBP	13,553,400	USD	18,122,238	426
8/2/2016	GBP	13,553,522	USD	18,122,238	263
8/2/2016	GBP	10,325,891	USD	13,807,420	1,006
8/2/2016	HKD	37,478,269	USD	4,831,837	(840)
8/2/2016	HKD	37,476,607	USD	4,831,837	(625)
8/2/2016	HKD	37,473,167	USD	4,831,837	(182)
8/2/2016	HKD	37,470,727	USD	4,831,837	133
8/2/2016	HKD	28,551,857	USD	3,681,402	(249)
8/2/2016	ILS	57,290	USD	14,880	(4)
8/2/2016	ILS	57,261	USD	14,880	4
8/2/2016	ILS	57,281	USD	14,880	(1)
8/2/2016	ILS	43,650	USD	11,340	—
8/2/2016	ILS	57,285	USD	14,880	(3)
8/2/2016	NOK	9,314,482	USD	1,099,975	(13,109)
8/2/2016	NOK	9,204,684	USD	1,099,975	12
8/2/2016	NOK	9,204,811	USD	1,099,975	(3)
8/2/2016	NOK	9,204,985	USD	1,099,975	(24)
8/2/2016	NOK	7,013,651	USD	838,079	(55)
8/2/2016	NZD	431,073	USD	306,577	10
8/2/2016	NZD	431,080	USD	306,577	5
8/2/2016	NZD	431,076	USD	306,577	8
8/2/2016	NZD	431,087	USD	306,577	—
8/2/2016	NZD	328,469	USD	233,583	(15)
8/2/2016	SEK	42,661,350	USD	5,041,394	151
8/2/2016	SEK	42,661,945	USD	5,041,394	81
8/2/2016	SEK	42,661,864	USD	5,041,394	90
8/2/2016	SEK	42,663,941	USD	5,041,394	(155)
8/2/2016	SEK	32,507,322	USD	3,841,066	(287)
8/3/2016	AUD	6,515,258	USD	4,846,199	123
8/3/2016	AUD	6,515,197	USD	4,846,199	169
8/3/2016	AUD	6,515,372	USD	4,846,199	38
8/3/2016	AUD	6,515,180	USD	4,846,199	182
8/3/2016	AUD	4,964,392	USD	3,692,346	(189)
8/3/2016	CHF	11,080,004	USD	11,394,258	(713)
8/3/2016	CHF	11,080,973	USD	11,394,258	(1,709)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/3/2016	CHF	11,079,788	USD	11,394,258	$(490)
8/3/2016	CHF	8,442,084	USD	8,681,342	(722)
8/3/2016	CHF	11,081,440	USD	11,394,258	(2,189)
8/3/2016	JPY	986,547,039	USD	9,624,821	(222)
8/3/2016	JPY	986,506,615	USD	9,624,821	172
8/3/2016	JPY	986,562,439	USD	9,624,821	(372)
8/3/2016	JPY	751,697,101	USD	7,333,201	(577)
8/3/2016	JPY	986,543,190	USD	9,624,821	(185)
8/3/2016	SGD	1,647,962	USD	1,223,616	(550)
8/3/2016	SGD	1,647,452	USD	1,223,616	(171)
8/3/2016	SGD	1,647,727	USD	1,223,616	(376)
8/3/2016	SGD	1,647,522	USD	1,223,616	(223)
8/3/2016	SGD	1,255,423	USD	932,283	(291)

					$981,517

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

June 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 99.9%

United States - 99.9%
WisdomTree International SmallCap Dividend Fund(a) (Cost: $2,396,179)	38,522	$2,161,469

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,396,179)		2,161,469
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		1,540

NET ASSETS - 100.0%		$2,163,009

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	AUD	27,749	USD	20,077	$(585)
7/5/2016	AUD	36,413	USD	26,346	(767)
7/5/2016	AUD	36,412	USD	26,346	(767)
7/5/2016	AUD	36,414	USD	26,346	(768)
7/5/2016	AUD	36,411	USD	26,346	(766)
7/5/2016	AUD	171,420	USD	125,461	(2,178)
7/5/2016	CHF	4,240	USD	4,271	(81)
7/5/2016	CHF	3,231	USD	3,255	(62)
7/5/2016	CHF	4,240	USD	4,271	(81)
7/5/2016	CHF	4,240	USD	4,271	(81)
7/5/2016	CHF	4,240	USD	4,271	(81)
7/5/2016	CHF	19,873	USD	20,339	(60)
7/5/2016	DKK	15,053	USD	2,255	7
7/5/2016	DKK	19,750	USD	2,959	10
7/5/2016	DKK	19,751	USD	2,959	10
7/5/2016	DKK	19,750	USD	2,959	10
7/5/2016	DKK	19,749	USD	2,959	10
7/5/2016	DKK	92,419	USD	14,091	290
7/5/2016	EUR	4,000	JPY	455,760	(1)
7/5/2016	EUR	33,540	USD	37,379	118
7/5/2016	EUR	44,017	USD	49,056	156
7/5/2016	EUR	44,019	USD	49,056	154
7/5/2016	EUR	44,017	USD	49,056	156
7/5/2016	EUR	44,015	USD	49,056	157
7/5/2016	EUR	205,947	USD	233,603	4,806
7/5/2016	GBP	15,700	JPY	2,143,316	(96)
7/5/2016	GBP	21,132	USD	30,765	2,515
7/5/2016	GBP	27,735	USD	40,376	3,300
7/5/2016	GBP	27,735	USD	40,376	3,300
7/5/2016	GBP	27,735	USD	40,376	3,299
7/5/2016	GBP	27,734	USD	40,376	3,301
7/5/2016	GBP	132,406	USD	192,269	15,269
7/5/2016	HKD	37,859	USD	4,875	(5)
7/5/2016	HKD	28,869	USD	3,718	(3)
7/5/2016	HKD	37,851	USD	4,875	(4)
7/5/2016	HKD	37,853	USD	4,875	(4)
7/5/2016	HKD	37,854	USD	4,875	(4)
7/5/2016	HKD	180,364	USD	23,218	(31)
7/5/2016	ILS	14,225	USD	3,695	1
7/5/2016	ILS	18,653	USD	4,846	2
7/5/2016	ILS	18,651	USD	4,846	3
7/5/2016	ILS	18,654	USD	4,846	2
7/5/2016	ILS	18,653	USD	4,846	2
7/5/2016	ILS	88,515	USD	23,079	95
7/5/2016	JPY	5,691,194	USD	51,375	(4,100)
7/5/2016	JPY	7,469,462	USD	67,425	(5,384)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	7,469,071	USD	67,425	$(5,380)
7/5/2016	JPY	7,469,631	USD	67,425	(5,386)
7/5/2016	JPY	7,469,199	USD	67,425	(5,381)
7/5/2016	JPY	34,237,158	USD	321,075	(12,653)
7/5/2016	NOK	61,016	USD	7,295	3
7/5/2016	NOK	80,038	USD	9,569	4
7/5/2016	NOK	80,037	USD	9,569	4
7/5/2016	NOK	80,035	USD	9,569	5
7/5/2016	NOK	80,036	USD	9,569	4
7/5/2016	NOK	374,190	USD	45,571	854
7/5/2016	NZD	17,839	USD	12,048	(657)
7/5/2016	NZD	13,592	USD	9,180	(500)
7/5/2016	NZD	17,839	USD	12,048	(657)
7/5/2016	NZD	17,840	USD	12,048	(657)
7/5/2016	NZD	17,839	USD	12,048	(657)
7/5/2016	NZD	82,818	USD	57,372	(1,611)
7/5/2016	SEK	128,386	USD	15,391	238
7/5/2016	SEK	97,828	USD	11,727	181
7/5/2016	SEK	128,396	USD	15,391	237
7/5/2016	SEK	128,388	USD	15,391	238
7/5/2016	SEK	128,394	USD	15,391	237
7/5/2016	SEK	598,362	USD	73,291	2,669
7/5/2016	SGD	8,499	USD	6,169	(146)
7/5/2016	SGD	11,150	USD	8,094	(190)
7/5/2016	SGD	11,148	USD	8,094	(189)
7/5/2016	SGD	11,149	USD	8,094	(189)
7/5/2016	SGD	11,150	USD	8,094	(190)
7/5/2016	SGD	52,466	USD	38,545	(437)
7/5/2016	USD	2,712	AUD	3,634	(6)
7/5/2016	USD	52,124	AUD	70,005	1
7/5/2016	USD	39,714	AUD	53,336	—
7/5/2016	USD	52,124	AUD	70,000	(2)
7/5/2016	USD	52,124	AUD	69,999	(3)
7/5/2016	USD	52,124	AUD	70,001	(2)
7/5/2016	USD	440	CHF	422	(7)
7/5/2016	USD	8,449	CHF	8,231	—
7/5/2016	USD	6,442	CHF	6,276	—
7/5/2016	USD	8,449	CHF	8,231	—
7/5/2016	USD	8,449	CHF	8,231	—
7/5/2016	USD	8,449	CHF	8,231	—
7/5/2016	USD	305	DKK	1,999	(6)
7/5/2016	USD	5,854	DKK	39,205	—
7/5/2016	USD	5,854	DKK	39,203	—
7/5/2016	USD	4,461	DKK	29,874	—
7/5/2016	USD	5,854	DKK	39,205	—
7/5/2016	USD	5,854	DKK	39,205	—
7/5/2016	USD	5,050	EUR	4,452	(105)
7/5/2016	USD	97,052	EUR	87,357	(3)
7/5/2016	USD	97,052	EUR	87,358	(2)
7/5/2016	USD	73,948	EUR	66,563	—
7/5/2016	USD	97,052	EUR	87,356	(4)
7/5/2016	USD	97,052	EUR	87,355	(5)
7/5/2016	USD	4,157	GBP	2,828	(376)
7/5/2016	USD	79,880	GBP	59,753	(2)
7/5/2016	USD	79,880	GBP	59,752	(4)
7/5/2016	USD	79,880	GBP	59,753	(2)
7/5/2016	USD	60,861	GBP	45,527	—
7/5/2016	USD	79,880	GBP	59,752	(4)
7/5/2016	USD	502	HKD	3,895	—
7/5/2016	USD	9,646	HKD	74,837	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	9,646	HKD	74,835	$—
7/5/2016	USD	7,350	HKD	57,021	—
7/5/2016	USD	9,646	HKD	74,837	—
7/5/2016	USD	9,646	HKD	74,833	—
7/5/2016	USD	499	ILS	1,924	1
7/5/2016	USD	9,588	ILS	36,923	—
7/5/2016	USD	7,307	ILS	28,140	—
7/5/2016	USD	9,588	ILS	36,922	(1)
7/5/2016	USD	9,588	ILS	36,922	1
7/5/2016	USD	9,588	ILS	36,923	—
7/5/2016	USD	6,941	JPY	724,085	117
7/5/2016	USD	133,393	JPY	13,685,188	4
7/5/2016	USD	133,393	JPY	13,684,107	(7)
7/5/2016	USD	101,637	JPY	10,426,939	—
7/5/2016	USD	133,393	JPY	13,684,521	(3)
7/5/2016	USD	133,393	JPY	13,684,094	(7)
7/5/2016	USD	5,847	JPY	600,000	1
7/5/2016	USD	985	NOK	8,129	(14)
7/5/2016	USD	18,932	NOK	158,422	—
7/5/2016	USD	18,932	NOK	158,427	1
7/5/2016	USD	14,429	NOK	120,741	—
7/5/2016	USD	18,932	NOK	158,414	(1)
7/5/2016	USD	18,932	NOK	158,414	(1)
7/5/2016	USD	1,240	NZD	1,745	3
7/5/2016	USD	23,835	NZD	33,468	1
7/5/2016	USD	23,835	NZD	33,467	—
7/5/2016	USD	18,164	NZD	25,504	—
7/5/2016	USD	23,835	NZD	33,466	(1)
7/5/2016	USD	23,835	NZD	33,465	(1)
7/5/2016	USD	1,584	SEK	13,045	(44)
7/5/2016	USD	30,449	SEK	257,993	1
7/5/2016	USD	30,449	SEK	257,972	(2)
7/5/2016	USD	23,202	SEK	196,584	—
7/5/2016	USD	30,449	SEK	257,972	(2)
7/5/2016	USD	30,449	SEK	257,985	—
7/5/2016	USD	833	SGD	1,119	(1)
7/5/2016	USD	16,013	SGD	21,553	1
7/5/2016	USD	12,205	SGD	16,427	—
7/5/2016	USD	16,013	SGD	21,549	(2)
7/5/2016	USD	16,013	SGD	21,553	1
7/5/2016	USD	16,013	SGD	21,552	—
8/2/2016	DKK	35,098	USD	5,246	—
8/2/2016	DKK	35,100	USD	5,246	(1)
8/2/2016	DKK	26,752	USD	3,998	(1)
8/2/2016	DKK	35,100	USD	5,246	(1)
8/2/2016	DKK	35,098	USD	5,246	—
8/2/2016	EUR	84,476	USD	93,941	(2)
8/2/2016	EUR	84,470	USD	93,941	5
8/2/2016	EUR	64,365	USD	71,576	(2)
8/2/2016	EUR	84,474	USD	93,941	—
8/2/2016	EUR	84,474	USD	93,941	—
8/2/2016	GBP	53,920	USD	72,096	1
8/2/2016	GBP	53,917	USD	72,096	5
8/2/2016	GBP	53,920	USD	72,096	1
8/2/2016	GBP	41,087	USD	54,935	(1)
8/2/2016	GBP	53,920	USD	72,096	2
8/2/2016	HKD	104,237	USD	13,440	(1)
8/2/2016	HKD	104,243	USD	13,440	(2)
8/2/2016	HKD	79,437	USD	10,243	—
8/2/2016	HKD	104,234	USD	13,440	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
8/2/2016	HKD	104,227	USD	13,440	$—
8/2/2016	ILS	46,648	USD	12,119	—
8/2/2016	ILS	46,656	USD	12,119	(2)
8/2/2016	ILS	46,659	USD	12,119	(3)
8/2/2016	ILS	35,561	USD	9,238	(1)
8/2/2016	ILS	46,652	USD	12,119	(1)
8/2/2016	NOK	112,091	USD	13,394	(1)
8/2/2016	NOK	112,086	USD	13,394	—
8/2/2016	NOK	112,082	USD	13,394	—
8/2/2016	NOK	85,426	USD	10,208	—
8/2/2016	NOK	112,084	USD	13,394	—
8/2/2016	NZD	24,546	USD	17,455	(1)
8/2/2016	NZD	24,544	USD	17,455	—
8/2/2016	NZD	24,544	USD	17,455	—
8/2/2016	NZD	18,706	USD	13,302	(1)
8/2/2016	NZD	24,543	USD	17,455	—
8/2/2016	SEK	208,979	USD	24,693	(2)
8/2/2016	SEK	208,970	USD	24,693	(1)
8/2/2016	SEK	159,220	USD	18,814	(1)
8/2/2016	SEK	208,960	USD	24,693	—
8/2/2016	SEK	208,960	USD	24,693	—
8/3/2016	AUD	76,726	USD	57,066	(3)
8/3/2016	AUD	76,721	USD	57,066	—
8/3/2016	AUD	58,459	USD	43,479	(3)
8/3/2016	AUD	76,719	USD	57,066	2
8/3/2016	AUD	76,719	USD	57,066	2
8/3/2016	CHF	6,290	USD	6,469	—
8/3/2016	CHF	6,291	USD	6,469	(1)
8/3/2016	CHF	4,797	USD	4,931	(2)
8/3/2016	CHF	6,291	USD	6,469	(1)
8/3/2016	CHF	6,291	USD	6,469	(1)
8/3/2016	JPY	12,216,767	USD	119,181	(9)
8/3/2016	JPY	12,216,040	USD	119,181	(2)
8/3/2016	JPY	9,307,989	USD	90,807	(4)
8/3/2016	JPY	12,216,088	USD	119,181	(3)
8/3/2016	JPY	12,215,587	USD	119,181	2
8/3/2016	SGD	18,983	USD	14,097	(4)
8/3/2016	SGD	14,465	USD	10,743	(2)
8/3/2016	SGD	18,986	USD	14,097	(6)
8/3/2016	SGD	18,980	USD	14,097	(2)
8/3/2016	SGD	18,981	USD	14,097	(3)

					$(9,680)

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 10.0%
Adelaide Brighton Ltd.	28,940	$120,026
AGL Energy Ltd.	20,808	298,872
ALS Ltd.	36,509	132,933
Alumina Ltd.	147,955	142,667
Amcor Ltd.	44,058	489,787
AMP Ltd.	76,885	295,403
ASX Ltd.	5,984	203,892
Aurizon Holdings Ltd.	101,533	364,399
Australia & New Zealand Banking Group Ltd.	104,447	1,875,842
Bank of Queensland Ltd.	16,399	129,311
Bendigo & Adelaide Bank Ltd.	18,073	129,189
BHP Billiton Ltd.	148,616	2,063,799
Cabcharge Australia Ltd.	67,238	159,709
Caltex Australia Ltd.	8,683	206,245
Coca-Cola Amatil Ltd.	29,404	180,189
Commonwealth Bank of Australia	47,569	2,634,176
Crown Resorts Ltd.	27,985	262,763
DuluxGroup Ltd.	28,157	132,503
Fairfax Media Ltd.	156,251	108,200
Flight Centre Travel Group Ltd.	4,466	105,016
Harvey Norman Holdings Ltd.	73,746	253,141
Iluka Resources Ltd.	16,607	80,253
Incitec Pivot Ltd.	73,390	162,299
Insurance Australia Group Ltd.	66,547	270,052
IOOF Holdings Ltd.	15,492	90,322
JB Hi-Fi Ltd.	7,284	130,710
Macquarie Group Ltd.	10,335	530,216
McMillan Shakespeare Ltd.	15,115	153,963
National Australia Bank Ltd.	100,167	1,896,680
Orica Ltd.	19,044	174,841
Origin Energy Ltd.	73,907	316,429
Platinum Asset Management Ltd.	29,327	125,781
Primary Health Care Ltd.	39,095	114,985
Programmed Maintenance Services Ltd.	109,624	143,254
QBE Insurance Group Ltd.	29,971	232,760
Rio Tinto Ltd.	23,671	801,957
Seven Group Holdings Ltd.	25,422	113,765
Seven West Media Ltd.	145,781	115,061
Sonic Healthcare Ltd.	16,209	260,092
Suncorp Group Ltd.	36,018	326,655
Tabcorp Holdings Ltd.	43,935	149,503
Tatts Group Ltd.	54,290	154,421
Telstra Corp., Ltd.	576,644	2,387,292
Wesfarmers Ltd.	45,900	1,370,503
Westpac Banking Corp.	104,610	2,290,043
Woodside Petroleum Ltd.	36,904	737,529
Woolworths Ltd.	56,644	881,080

Total Australia		24,298,508

Austria - 0.3%
EVN AG	13,300	151,598
Oesterreichische Post AG*	5,852	188,569
OMV AG	9,986	279,734
UNIQA Insurance Group AG	15,822	94,461

Total Austria		714,362

Belgium - 0.7%
Ageas	5,762	198,344
bpost S.A.	11,150	283,479
Elia System Operator S.A./N.V.	2,601	145,404
Euronav N.V.	17,276	158,225
Exmar N.V.	15,590	111,556
Proximus SADP	15,489	489,983
Solvay S.A.	3,216	297,901

Total Belgium		1,684,892

China - 1.8%
China Jinmao Holdings Group Ltd.	586,000	164,667
China Merchants Holdings International Co., Ltd.	80,000	212,427
China Power International Development Ltd.	561,000	206,092
China Resources Power Holdings Co., Ltd.	288,000	429,144
China South City Holdings Ltd.	730,000	141,146
CNOOC Ltd.	1,942,000	2,408,116
Lenovo Group Ltd.	512,000	308,205
Shanghai Industrial Holdings Ltd.	45,000	101,625
Shenzhen Investment Ltd.	306,000	121,880
Sino-Ocean Group Holding Ltd.	250,000	107,954
Sun Art Retail Group Ltd.	309,000	216,277

Total China		4,417,533

Denmark - 0.5%
AP Moeller - Maersk A/S Class B	320	415,960
Danske Bank A/S	24,192	633,627
Tryg A/S	9,214	163,730

Total Denmark		1,213,317

Finland - 2.3%
Elisa Oyj	6,984	266,905
Fortum Oyj	57,607	920,298
Kemira Oyj	8,208	97,205
Kesko Oyj Class B	4,077	172,659
Kone Oyj Class B	13,224	606,012
Metso Oyj	6,324	147,749
Neste Oyj	7,509	268,032
Nokia Oyj	253,602	1,438,278
Nokian Renkaat Oyj	5,779	205,638
Orion Oyj Class B	4,193	162,106
Ramirent Oyj	15,113	115,682
Sampo Oyj Class A	15,479	628,184
Stora Enso Oyj Class R	23,118	184,403
Tikkurila Oyj	8,328	150,437
UPM-Kymmene Oyj	20,227	368,527

Total Finland		5,732,115

France - 12.0%
Amundi S.A.(a)	4,736	197,042
AXA S.A.	64,964	1,285,017
BNP Paribas S.A.	32,575	1,438,701
Bourbon Corp.(b)	6,882	79,972
Bouygues S.A.	17,183	494,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2016

Investments	Shares	Value
Casino Guichard Perrachon S.A.	6,273	$349,982
CNP Assurances	18,343	271,335
Credit Agricole S.A.	96,365	809,348
Edenred	11,271	231,585
Electricite de France S.A.	155,541	1,895,596
Engie S.A.	140,461	2,264,214
Euler Hermes Group	1,562	130,599
Eurazeo S.A.	2,324	138,129
Eutelsat Communications S.A.	13,283	251,234
Fonciere Des Regions	1,941	172,530
Gaztransport Et Technigaz S.A.	3,382	102,967
ICADE	2,288	161,840
Klepierre	6,772	299,805
Lagardere SCA	6,175	134,801
Metropole Television S.A.	7,997	133,264
Natixis S.A.	138,295	523,754
Neopost S.A.	6,764	156,151
Nexity S.A.*	1,885	95,692
Orange S.A.	89,481	1,456,837
Rallye S.A.	5,339	92,351
Rubis SCA	1,621	124,133
Sanofi	45,085	3,752,530
Schneider Electric SE	17,344	1,022,376
SCOR SE	5,972	177,973
Societe BIC S.A.	2,090	294,763
Societe Generale S.A.	24,767	776,195
Suez	19,583	306,321
Technip S.A.	3,910	212,043
TOTAL S.A.	116,369	5,608,169
Unibail-Rodamco SE	2,046	531,087
Veolia Environnement S.A.	16,332	353,264
Vivendi S.A.	152,413	2,861,561

Total France		29,188,150

Germany - 8.8%
Allianz SE Registered Shares	12,309	1,747,624
Axel Springer SE	3,897	204,022
BASF SE	32,213	2,456,421
Bayerische Motoren Werke AG	22,544	1,647,727
Celesio AG	7,058	199,163
Comdirect Bank AG	9,757	99,290
Daimler AG Registered Shares	49,931	2,968,798
Deutsche Lufthansa AG Registered Shares	18,278	213,821
Deutsche Post AG Registered Shares	34,247	957,825
Deutsche Telekom AG Registered Shares	147,447	2,502,958
Drillisch AG	3,403	130,202
E.ON SE	98,685	989,557
Evonik Industries AG	17,152	509,531
Freenet AG	9,408	241,176
Hannover Rueck SE	3,314	345,379
Hugo Boss AG	4,177	236,198
K+S AG Registered Shares	8,902	181,426
MAN SE	3,814	389,353
METRO AG	9,957	303,866
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,305	718,591
ProSiebenSat.1 Media SE*	8,692	378,675
Siemens AG Registered Shares	27,479	2,802,755
Talanx AG	6,537	193,394
Telefonica Deutschland Holding AG	155,572	638,271
TUI AG	22,786	257,444

Total Germany		21,313,467

Hong Kong - 2.6%
BOC Hong Kong Holdings Ltd.	291,547	871,866
Cathay Pacific Airways Ltd.	145,000	211,577
CLP Holdings Ltd.	75,000	763,733
Hang Lung Properties Ltd.	136,000	273,825
Hang Seng Bank Ltd.	41,618	709,731
Hopewell Holdings Ltd.	44,500	140,820
Hysan Development Co., Ltd.	34,000	150,981
Kowloon Development Co., Ltd.	18,000	17,169
New World Development Co., Ltd.	305,666	309,293
PCCW Ltd.	314,380	210,723
Power Assets Holdings Ltd.	62,018	567,982
Sino Land Co., Ltd.	166,000	270,891
SJM Holdings Ltd.	249,000	151,173
Sun Hung Kai Properties Ltd.	53,000	635,690
Swire Pacific Ltd. Class B	80,000	157,980
Swire Properties Ltd.	99,600	263,830
Television Broadcasts Ltd.	53,400	182,406
Wharf Holdings Ltd. (The)	61,000	369,163

Total Hong Kong		6,258,833

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	177,493	351,889
Harel Insurance Investments & Financial Services Ltd.	44,487	155,371
Israel Chemicals Ltd.	40,681	157,607
Matrix IT Ltd.	23,379	148,976
Migdal Insurance & Financial Holding Ltd.*	248,900	142,059
Sella Capital Real Estate Ltd.	74,544	116,720
Shikun & Binui Ltd.	70,623	120,208

Total Israel		1,192,830

Italy - 3.8%
A2A SpA	108,563	142,076
ACEA SpA	14,241	172,924
Assicurazioni Generali SpA	47,423	555,822
Atlantia SpA	27,023	671,574
Banca Generali SpA	4,873	97,121
Banca Mediolanum SpA	21,308	145,228
Enel SpA	335,285	1,482,489
Eni SpA	173,125	2,792,677
ERG SpA	12,257	139,437
FinecoBank Banca Fineco SpA	19,571	127,193
Hera SpA	74,251	202,758
MARR SpA	7,762	146,680
Mediobanca SpA	23,483	134,486
Poste Italiane SpA(a)	37,024	245,145
Saras SpA	88,988	154,125
Snam SpA	151,916	904,613
Telecom Italia SpA RSP*	224,622	143,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2016

Investments	Shares	Value
Terna Rete Elettrica Nazionale SpA	75,391	$418,275
UniCredit SpA	152,227	333,160
Unipol Gruppo Finanziario SpA	48,467	113,396
UnipolSai SpA	133,560	199,866

Total Italy		9,323,032

Japan - 7.7%
Aozora Bank Ltd.	37,000	127,673
Asahi Holdings, Inc.	8,900	128,308
Benesse Holdings, Inc.	6,300	147,444
Bridgestone Corp.	24,400	777,499
Canon, Inc.	52,200	1,481,943
Chugoku Electric Power Co., Inc. (The)	12,900	163,341
Daiwa Securities Group, Inc.	46,000	241,008
Dynam Japan Holdings Co., Ltd.	117,800	167,332
Fuji Corp., Ltd.	22,400	141,924
Fuji Heavy Industries Ltd.	24,500	830,598
Hino Motors Ltd.	18,500	182,313
Idec Corp.	16,400	144,353
ITOCHU Corp.	54,000	652,432
JX Holdings, Inc.	72,600	282,149
Kawasaki Heavy Industries Ltd.	60,000	166,683
Marubeni Corp.	58,200	260,678
Matsui Securities Co., Ltd.	16,600	136,243
Mitsui & Co., Ltd.	70,700	836,285
Mixi, Inc.	3,200	130,851
Mizuho Financial Group, Inc.	566,400	818,765
Nippon Road Co., Ltd. (The)	35,000	134,077
Nippon Valqua Industries Ltd.	4,000	10,176
Nissan Motor Co., Ltd.	149,000	1,333,143
NSK Ltd.	19,600	143,671
Resona Holdings, Inc.	53,300	193,270
Ricoh Co., Ltd.	25,000	215,421
Ryoden Corp.	23,000	140,793
Sankyo Co., Ltd.	4,700	175,465
Shinko Plantech Co., Ltd.	17,900	133,303
Showa Shell Sekiyu K.K.	13,900	128,987
Sony Financial Holdings, Inc.	10,000	111,512
Space Co., Ltd.	3,200	36,994
Sumitomo Corp.	49,100	490,330
Sumitomo Mitsui Financial Group, Inc.	32,400	924,090
Sumitomo Mitsui Trust Holdings, Inc.	79,000	253,964
Takeda Pharmaceutical Co., Ltd.	26,200	1,129,826
TonenGeneral Sekiyu K.K.	19,000	172,239
Toyota Motor Corp.	104,000	5,121,435

Total Japan		18,666,518

Netherlands - 1.3%
Aegon N.V.	73,168	286,939
Boskalis Westminster	7,855	269,562
ING Groep N.V. CVA	125,647	1,281,273
Koninklijke Philips N.V.	28,085	698,747
NN Group N.V.	10,767	296,588
Randstad Holding N.V.	6,346	254,896

Total Netherlands		3,088,005

New Zealand - 0.8%
Air New Zealand Ltd.	88,385	131,876
Contact Energy Ltd.	37,801	139,455
Fletcher Building Ltd.	39,652	242,301
Genesis Energy Ltd.	126,839	193,316
Meridian Energy Ltd.	122,236	229,394
Mighty River Power Ltd.	60,807	130,353
Nuplex Industries Ltd.	41,459	155,017
SKY Network Television Ltd.	33,097	112,437
SKYCITY Entertainment Group Ltd.	39,362	128,394
Spark New Zealand Ltd.	121,769	307,870
Trade Me Group Ltd.	30,262	99,789
Vector Ltd.	46,539	109,047

Total New Zealand		1,979,249

Norway - 2.4%
Austevoll Seafood ASA	22,471	187,304
DNB ASA	38,751	460,078
Gjensidige Forsikring ASA	13,047	216,256
Marine Harvest ASA*	17,361	289,421
Ocean Yield ASA	24,325	175,869
Orkla ASA	33,892	299,108
Salmar ASA	5,358	158,218
Statoil ASA	142,016	2,445,582
Telenor ASA	72,180	1,186,906
Yara International ASA	11,334	357,305

Total Norway		5,776,047

Portugal - 0.5%
EDP - Energias de Portugal S.A.	205,752	629,510
Galp Energia, SGPS, S.A.	25,347	351,990
Navigator Co. S.A. (The)	59,592	166,436

Total Portugal		1,147,936

Singapore - 2.6%
Asian Pay Television Trust	341,600	134,518
DBS Group Holdings Ltd.	49,100	574,943
Hutchison Port Holdings Trust	775,923	353,045
Keppel Corp., Ltd.	88,000	359,611
M1 Ltd.	60,500	122,717
Olam International Ltd.	75,100	103,507
Oversea-Chinese Banking Corp., Ltd.	84,047	542,662
Religare Health Trust	186,100	136,198
SATS Ltd.	38,600	117,873
Sembcorp Industries Ltd.	85,700	179,563
Sembcorp Marine Ltd.	113,700	130,942
SIA Engineering Co., Ltd.	58,000	158,585
Singapore Exchange Ltd.	34,500	195,327
Singapore Press Holdings Ltd.	89,500	262,668
Singapore Technologies Engineering Ltd.	136,000	318,300
Singapore Telecommunications Ltd.	571,400	1,753,386
StarHub Ltd.	87,700	246,960
United Engineers Ltd.	69,600	113,251
United Overseas Bank Ltd.	39,100	535,123

Total Singapore		6,339,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2016

Investments	Shares	Value
Spain - 5.9%
Abertis Infraestructuras S.A.	41,851	$613,725
Acerinox S.A.	15,655	172,719
ACS Actividades de Construccion y Servicios S.A.	11,135	301,776
Banco Bilbao Vizcaya Argentaria S.A.	220,160	1,238,587
Banco de Sabadell S.A.	139,668	182,938
Banco Santander S.A.	375,023	1,428,630
Bankia S.A.	361,560	259,482
Bolsas y Mercados Espanoles SHMSF S.A.	3,863	107,462
CaixaBank S.A.	234,330	512,067
Cia de Distribucion Integral Logista Holdings S.A.	5,934	124,563
Enagas S.A.	11,452	347,390
Endesa S.A.	38,658	774,336
Ferrovial S.A.	25,852	500,737
Gas Natural SDG S.A.	42,564	835,315
Iberdrola S.A.	232,633	1,573,145
Mapfre S.A.	121,171	263,576
Mediaset Espana Comunicacion S.A.	17,576	196,530
Red Electrica Corp. S.A.	4,485	399,456
Repsol S.A.	77,582	983,424
Tecnicas Reunidas S.A.	5,151	153,134
Telefonica S.A.	350,074	3,290,217

Total Spain		14,259,209

Sweden - 3.5%
Alfa Laval AB	13,706	213,532
Axfood AB	6,835	130,203
Hennes & Mauritz AB Class B	50,227	1,461,276
ICA Gruppen AB	6,517	216,677
Kinnevik AB Class B	7,141	168,565
Modern Times Group MTG AB Class B	5,484	144,079
Nordea Bank AB	161,161	1,348,604
Skandinaviska Enskilda Banken AB Class A	80,016	688,938
Skanska AB Class B	18,179	376,338
SKF AB Class B	15,554	246,178
Svenska Handelsbanken AB Class A	44,843	538,791
Swedbank AB Class A	37,290	773,290
Tele2 AB Class B	32,139	278,993
Telefonaktiebolaget LM Ericsson Class B	158,627	1,203,833
Telia Co. AB	148,238	694,939

Total Sweden		8,484,236

Switzerland - 6.6%
Adecco Group AG Registered Shares	6,059	304,070
Baloise Holding AG Registered Shares	1,084	120,395
Credit Suisse Group AG Registered Shares*	57,322	606,641
Flughafen Zuerich AG Registered Shares	1,333	235,622
Kuehne + Nagel International AG Registered Shares	4,010	560,626
LafargeHolcim Ltd. Registered Shares*	18,129	754,414
Novartis AG Registered Shares	78,200	6,433,720
Roche Holding AG Bearer Shares	4,345	1,151,813
SGS S.A. Registered Shares	230	525,539
STMicroelectronics N.V.	53,982	314,249
Sulzer AG Registered Shares	1,521	131,772
Sunrise Communications Group AG*(a)	2,041	130,312
Swiss Life Holding AG Registered Shares*	579	133,071
Swiss Re AG	9,535	829,492
Swisscom AG Registered Shares	2,056	1,018,714
UBS Group AG Registered Shares	117,339	1,514,013
Zurich Insurance Group AG*	5,531	1,359,188

Total Switzerland		16,123,651

United Kingdom - 24.8%
Aberdeen Asset Management PLC	60,056	224,310
Admiral Group PLC	10,085	273,677
Amec Foster Wheeler PLC	17,313	113,406
Ashmore Group PLC	25,380	100,834
AstraZeneca PLC	52,226	3,118,668
Aviva PLC	99,677	524,865
BAE Systems PLC	128,587	900,730
Barratt Developments PLC	45,314	245,574
BBA Aviation PLC	56,155	165,750
Beazley PLC	32,278	157,063
Bellway PLC	4,481	113,694
Berkeley Group Holdings PLC	8,585	289,550
BHP Billiton PLC	120,570	1,519,586
BP PLC	1,275,135	7,468,708
British American Tobacco PLC	63,050	4,081,934
British Land Co. PLC (The)	22,482	182,427
Card Factory PLC	31,129	132,705
Carillion PLC	32,755	102,374
Centrica PLC	262,772	792,122
Cobham PLC	99,057	208,296
De La Rue PLC	20,438	139,613
Debenhams PLC	95,638	70,700
Devro PLC	38,032	131,806
Direct Line Insurance Group PLC	29,473	135,850
Dunelm Group PLC	14,728	155,243
easyJet PLC	14,427	209,446
Electrocomponents PLC	29,685	103,255
G4S PLC	88,268	215,816
GlaxoSmithKline PLC	261,916	5,617,825
Greene King PLC	12,367	128,951
Halfords Group PLC	20,053	86,184
HSBC Holdings PLC	817,729	5,092,940
ICAP PLC	22,382	125,575
IG Group Holdings PLC	14,473	156,618
IMI PLC	11,036	142,661
Imperial Brands PLC	34,497	1,869,296
Indivior PLC	30,212	101,413
Inmarsat PLC	21,836	234,837
Interserve PLC	36,649	127,503
Intu Properties PLC	38,418	148,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2016

Investments	Shares	Value
Investec PLC	18,476	$114,380
ITV PLC	272,809	655,350
J Sainsbury PLC	81,425	252,856
Jupiter Fund Management PLC	30,899	151,014
Kier Group PLC	9,801	137,964
Laird PLC	27,984	122,926
Legal & General Group PLC	183,474	467,726
Man Group PLC	67,161	103,876
Marks & Spencer Group PLC	75,928	323,482
Marston’s PLC	75,771	136,439
Meggitt PLC	34,680	188,176
Melrose Industries PLC	18,837	107,209
N Brown Group PLC	38,081	88,679
National Grid PLC	148,998	2,183,019
Next PLC	8,741	576,069
Old Mutual PLC	126,188	337,882
Pagegroup PLC	26,312	104,502
Pearson PLC	45,582	589,232
Pennon Group PLC	17,679	223,453
Persimmon PLC	17,591	340,271
Premier Farnell PLC	37,759	83,160
Rio Tinto PLC	88,022	2,699,300
Royal Dutch Shell PLC Class A	249,249	6,822,190
Royal Mail PLC	42,020	281,423
Segro PLC	18,555	102,864
Severn Trent PLC	7,930	258,130
Sky PLC	57,211	648,548
Smiths Group PLC	16,489	254,150
SSE PLC	48,640	1,010,441
Standard Life PLC	59,611	233,964
TalkTalk Telecom Group PLC	59,525	174,424
Tate & Lyle PLC	23,204	207,363
United Utilities Group PLC	23,978	331,757
Vedanta Resources PLC	17,237	96,018
Vodafone Group PLC	1,312,747	3,994,985
Weir Group PLC (The)	6,966	134,188
William Hill PLC	48,390	166,571

Total United Kingdom		60,414,773

TOTAL COMMON STOCKS (Cost: $276,153,795)		241,615,842

RIGHTS - 0.0%

New Zealand - 0.0%
SKYCITY Entertainment Group Ltd., expiring 7/5/16*	3,936	505

Spain - 0.0%
Acerinox S.A., expiring 7/13/16*	15,655	7,896
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16*	11,135	7,830

Total Spain		15,726

TOTAL RIGHTS (Cost: $16,514)		16,231

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $202,693)	4,615	191,015

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $79,751)(e)	79,751	79,751

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $276,452,753)		241,902,839
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.5%		1,329,189

NET ASSETS - 100.0%		$243,232,028

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)	At June 30, 2016, the total market value of the Fund’s securities on loan was $75,963 and the total market value of the collateral held by the Fund was $79,751.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	USD	4,291	JPY	440,940	$6
7/5/2016	AUD	167,731	USD	124,800	(92)

					$(86)

CURRENCY LEGEND

AUD	Australian dollar

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 7.0%
Amcor Ltd.	29,858	$331,928
Australia & New Zealand Banking Group Ltd.	160,829	2,888,449
BHP Billiton Ltd.	182,291	2,531,437
Brambles Ltd.	54,902	506,504
Commonwealth Bank of Australia	70,200	3,887,388
CSL Ltd.	10,467	874,300
Macquarie Group Ltd.	15,421	791,143
National Australia Bank Ltd.	150,101	2,842,189
Rio Tinto Ltd.	23,707	803,176
Telstra Corp., Ltd.	700,252	2,899,026
Wesfarmers Ltd.	57,863	1,727,700
Westpac Banking Corp.	156,011	3,415,274
Woodside Petroleum Ltd.	40,270	804,798
Woolworths Ltd.	68,731	1,069,090

Total Australia		25,372,402

Belgium - 1.8%
Anheuser-Busch InBev N.V.	47,985	6,269,128
UCB S.A.	2,458	183,504

Total Belgium		6,452,632

China - 3.2%
China Mobile Ltd.	585,986	6,696,055
China Overseas Land & Investment Ltd.	208,000	656,874
China Unicom Hong Kong Ltd.	611,522	632,178
CITIC Ltd.	659,273	958,578
CNOOC Ltd.	2,231,529	2,767,137

Total China		11,710,822

Denmark - 1.1%
AP Moeller - Maersk A/S Class B	335	435,458
Coloplast A/S Class B	7,759	576,642
Danske Bank A/S	34,249	897,036
Novo Nordisk A/S Class B	33,012	1,765,261
Pandora A/S	1,528	206,949
Vestas Wind Systems A/S	2,233	150,883

Total Denmark		4,032,229

Finland - 1.2%
Fortum Oyj	67,260	1,074,509
Kone Oyj Class B	11,627	532,826
Nokia Oyj	276,367	1,567,387
Sampo Oyj Class A	26,863	1,090,181

Total Finland		4,264,903

France - 12.6%
Air Liquide S.A.	9,336	975,574
Airbus Group SE	18,363	1,055,311
AXA S.A.	102,638	2,030,226
BNP Paribas S.A.	51,931	2,293,574
Capgemini S.A.	2,000	173,752
Carrefour S.A.	21,274	524,919
Christian Dior SE	3,620	582,333
Cie de Saint-Gobain	19,493	743,983
Cie Generale des Etablissements Michelin	5,512	521,788
Credit Agricole S.A.	158,638	1,332,365
Danone S.A.	17,736	1,249,418
Electricite de France S.A.(a)	176,409	2,149,917
Engie S.A.	156,813	2,527,806
Essilor International S.A.	3,459	456,714
Hermes International	839	314,067
Kering	3,511	567,334
Klepierre	10,000	442,713
L’Oreal S.A.	10,235	1,955,737
Legrand S.A.	7,951	409,064
LVMH Moet Hennessy Louis Vuitton SE	11,546	1,744,475
Natixis S.A.	216,749	820,877
Orange S.A.	96,864	1,577,039
Pernod Ricard S.A.(a)	4,897	544,576
Publicis Groupe S.A.	5,643	379,468
Renault S.A.	8,743	664,760
Safran S.A.	10,676	722,541
Sanofi	50,046	4,165,445
Schneider Electric SE	19,563	1,153,180
Societe Generale S.A.	40,084	1,256,228
Sodexo S.A.	4,703	505,551
Thales S.A.	2,277	189,748
TOTAL S.A.	131,474	6,336,124
Unibail-Rodamco SE	3,070	796,890
Veolia Environnement S.A.	17,653	381,838
Vinci S.A.	12,830	907,804
Vivendi S.A.	165,144	3,100,586

Total France		45,553,725

Germany - 8.3%
adidas AG	2,533	361,463
Allianz SE Registered Shares	20,899	2,967,226
BASF SE	35,899	2,737,499
Bayer AG Registered Shares	21,605	2,160,185
Bayerische Motoren Werke AG	25,490	1,863,048
Beiersdorf AG	2,166	204,272
Continental AG	3,916	736,536
Daimler AG Registered Shares	56,247	3,344,335
Deutsche Boerse AG	8,131	664,296
Deutsche Post AG Registered Shares	33,231	929,410
Deutsche Telekom AG Registered Shares	171,450	2,910,416
E.ON SE	111,276	1,115,812
Evonik Industries AG	19,620	582,847
Fresenius Medical Care AG & Co. KGaA	6,047	524,199
Fresenius SE & Co. KGaA	3,014	220,392
Hannover Rueck SE	4,174	435,007
HeidelbergCement AG	2,601	194,960
Henkel AG & Co. KGaA	3,889	418,525
Infineon Technologies AG	17,398	250,785
Linde AG	4,700	654,510
MAN SE	6,183	631,192
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,767	1,296,469
SAP SE	17,681	1,319,203
Siemens AG Registered Shares	29,139	2,972,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2016

Investments	Shares	Value
Telefonica Deutschland Holding AG	152,514	$625,725

Total Germany		30,120,381

Hong Kong - 2.7%
AIA Group Ltd.	135,000	806,560
BOC Hong Kong Holdings Ltd.	409,715	1,225,245
CLP Holdings Ltd.	69,000	702,634
Hang Seng Bank Ltd.	72,095	1,229,470
Henderson Land Development Co., Ltd.	91,279	512,403
Hong Kong & China Gas Co., Ltd.	308,810	562,851
Hong Kong Exchanges and Clearing Ltd.	28,100	679,504
MTR Corp., Ltd.	198,000	1,000,470
Power Assets Holdings Ltd.	91,500	837,989
Sun Hung Kai Properties Ltd.	78,442	940,845
Swire Properties Ltd.	174,200	461,438
Wharf Holdings Ltd. (The)	115,000	695,964

Total Hong Kong		9,655,373

Ireland - 0.1%
CRH PLC	18,639	538,382

Israel - 0.3%
Teva Pharmaceutical Industries Ltd.	24,072	1,209,507

Italy - 2.8%
Assicurazioni Generali SpA	67,415	790,139
Atlantia SpA	35,720	887,711
Enel SpA	362,661	1,603,534
Eni SpA	193,491	3,121,200
Intesa Sanpaolo SpA	833,010	1,575,085
Luxottica Group SpA	13,780	668,080
Snam SpA	153,845	916,099
UniCredit SpA	233,344	510,690

Total Italy		10,072,538

Japan - 13.3%
Aeon Co., Ltd.	10,500	162,326
Asahi Group Holdings Ltd.	4,500	145,014
Astellas Pharma, Inc.	53,200	829,710
Bridgestone Corp.	26,000	828,482
Canon, Inc.(a)	62,100	1,763,001
Central Japan Railway Co.	600	106,004
Chugai Pharmaceutical Co., Ltd.	6,900	244,483
Dai-ichi Life Insurance Co., Ltd. (The)	23,800	261,454
Daiichi Sankyo Co., Ltd.	17,100	412,290
Daikin Industries Ltd.	2,900	240,673
Daiwa House Industry Co., Ltd.	13,600	395,313
Denso Corp.	24,600	857,727
Dentsu, Inc.	3,100	144,137
East Japan Railway Co.	6,300	579,276
Eisai Co., Ltd.	6,800	377,019
FANUC Corp.	6,700	1,079,876
Fast Retailing Co., Ltd.	1,100	292,719
Fuji Heavy Industries Ltd.	26,800	908,572
FUJIFILM Holdings Corp.	6,000	230,666
Hitachi Ltd.	107,000	442,122
Honda Motor Co., Ltd.	50,100	1,256,285
Hoya Corp.	12,600	446,324
ITOCHU Corp.	56,700	685,054
Japan Post Holdings Co., Ltd.	61,600	745,156
Japan Post Insurance Co., Ltd.(a)	9,400	191,592
Japan Tobacco, Inc.	54,909	2,196,039
Kao Corp.	11,400	658,842
KDDI Corp.	64,700	1,963,262
Kirin Holdings Co., Ltd.	15,400	258,643
Komatsu Ltd.	28,500	491,576
Kubota Corp.	25,200	335,910
Kyocera Corp.	10,900	514,454
Mitsubishi Corp.	51,300	894,087
Mitsubishi Electric Corp.	46,000	541,651
Mitsubishi Heavy Industries Ltd.	74,000	293,865
Mitsubishi UFJ Financial Group, Inc.	377,900	1,679,351
Mitsui & Co., Ltd.	81,500	964,034
Mitsui Fudosan Co., Ltd.	10,000	227,264
Mizuho Financial Group, Inc.	881,398	1,274,114
MS&AD Insurance Group Holdings, Inc.	16,800	429,293
Murata Manufacturing Co., Ltd.	3,700	410,430
Nidec Corp.	2,100	158,068
Nippon Steel & Sumitomo Metal Corp.	22,400	427,519
Nippon Telegraph & Telephone Corp.	45,500	2,128,862
Nissan Motor Co., Ltd.	165,600	1,481,667
Nomura Holdings, Inc.	103,200	367,371
NTT DOCOMO, Inc.	92,800	2,502,497
Olympus Corp.	900	33,293
Otsuka Holdings Co., Ltd.	10,200	469,186
Panasonic Corp.	58,700	504,091
Recruit Holdings Co., Ltd.	2,800	101,940
Secom Co., Ltd.	1,200	88,348
Sekisui House Ltd.	17,100	296,612
Seven & I Holdings Co., Ltd.	16,600	692,705
Shin-Etsu Chemical Co., Ltd.	9,800	569,525
Shionogi & Co., Ltd.	3,300	179,105
SoftBank Group Corp.	8,200	462,714
Sony Corp.	7,800	227,180
Sumitomo Corp.	54,600	545,255
Sumitomo Mitsui Financial Group, Inc.	50,600	1,443,178
Sumitomo Mitsui Trust Holdings, Inc.	116,000	372,910
Suntory Beverage & Food Ltd.	2,700	121,591
Suzuki Motor Corp.	2,200	59,048
Takeda Pharmaceutical Co., Ltd.	29,800	1,285,069
Tokio Marine Holdings, Inc.	19,200	630,143
Toyota Motor Corp.	114,700	5,648,352
Yahoo Japan Corp.	135,600	597,438

Total Japan		48,151,757

Netherlands - 1.9%
ABN AMRO Group N.V. CVA(b)	16,459	272,357
Akzo Nobel N.V.	8,053	504,313
ASML Holding N.V.	5,643	554,125
Heineken Holding N.V.	3,510	285,282
Heineken N.V.	11,309	1,039,900
ING Groep N.V. CVA	188,514	1,922,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2016

Investments	Shares	Value
Koninklijke Ahold N.V.	30,511	$674,534
Koninklijke KPN N.V.	63,257	228,746
Koninklijke Philips N.V.	39,766	989,367
Steinhoff International Holdings N.V.	57,033	326,815

Total Netherlands		6,797,792

Norway - 1.3%
DNB ASA	57,234	679,521
Statoil ASA	158,081	2,722,228
Telenor ASA	74,848	1,230,778

Total Norway		4,632,527

Singapore - 1.4%
DBS Group Holdings Ltd.	72,000	843,094
Oversea-Chinese Banking Corp., Ltd.	129,355	835,200
Singapore Telecommunications Ltd.	745,500	2,287,625
United Overseas Bank Ltd.	54,300	743,150
Wilmar International Ltd.	153,500	371,803

Total Singapore		5,080,872

Spain - 4.7%
Abertis Infraestructuras S.A.	44,263	649,096
Amadeus IT Holding S.A. Class A	13,797	601,998
Banco Bilbao Vizcaya Argentaria S.A.	344,589	1,938,605
Banco Santander S.A.	596,312	2,271,618
CaixaBank S.A.	325,434	711,151
Endesa S.A.(a)	39,440	790,000
Ferrovial S.A.	36,877	714,284
Gas Natural SDG S.A.	45,847	899,744
Iberdrola S.A.	261,441	1,767,955
Industria de Diseno Textil S.A.	60,073	1,996,136
Repsol S.A.	89,728	1,137,386
Telefonica S.A.	383,134	3,600,935

Total Spain		17,078,908

Sweden - 3.0%
Assa Abloy AB Class B	22,196	450,852
Atlas Copco AB Class A	25,464	653,077
Hennes & Mauritz AB Class B	55,147	1,604,416
Hexagon AB Class B	2,282	82,390
Nordea Bank AB	246,059	2,059,035
Skandinaviska Enskilda Banken AB Class A	118,210	1,017,789
Svenska Cellulosa AB SCA Class B	16,678	529,510
Svenska Handelsbanken AB Class A	65,616	788,380
Swedbank AB Class A	60,936	1,263,641
Telefonaktiebolaget LM Ericsson Class B	165,657	1,257,184
Telia Co. AB	130,359	611,123
Volvo AB Class B	52,358	512,908

Total Sweden		10,830,305

Switzerland - 9.3%
ABB Ltd. Registered Shares*	11,258	220,954
Cie Financiere Richemont S.A. Registered Shares	14,349	835,871
Credit Suisse Group AG Registered Shares*	90,084	953,363
Geberit AG Registered Shares	504	190,384
Givaudan S.A. Registered Shares	212	425,654
Kuehne + Nagel International AG Registered Shares	2,644	369,650
LafargeHolcim Ltd. Registered Shares*	20,349	846,796
Nestle S.A. Registered Shares	90,333	6,968,307
Novartis AG Registered Shares	86,685	7,131,803
Roche Holding AG Bearer Shares	4,639	1,229,749
Roche Holding AG Genusschein	20,823	5,474,000
SGS S.A. Registered Shares	344	786,023
Swiss Re AG	15,479	1,346,587
Swisscom AG Registered Shares	2,485	1,231,277
Syngenta AG Registered Shares	3,007	1,154,710
UBS Group AG Registered Shares	186,176	2,402,209
Zurich Insurance Group AG*	8,684	2,134,007

Total Switzerland		33,701,344

United Kingdom - 23.0%
ARM Holdings PLC	7,472	112,971
Associated British Foods PLC	12,532	455,508
AstraZeneca PLC	58,283	3,480,361
Aviva PLC	163,738	862,188
BAE Systems PLC	130,522	914,285
Barclays PLC	474,248	878,689
BHP Billiton PLC	159,818	2,014,242
BP PLC	1,433,926	8,398,777
British American Tobacco PLC	70,673	4,575,457
BT Group PLC	272,393	1,492,953
Centrica PLC	323,300	974,583
Compass Group PLC	36,436	692,623
Diageo PLC	96,193	2,683,047
GlaxoSmithKline PLC	290,012	6,220,455
HSBC Holdings PLC	1,288,284	8,023,628
Imperial Brands PLC	37,921	2,054,833
International Consolidated Airlines Group S.A.	50,773	249,598
ITV PLC	283,024	679,889
Land Securities Group PLC	22,471	312,108
Legal & General Group PLC	308,276	785,881
Lloyds Banking Group PLC	1,985,840	1,435,115
National Grid PLC	167,295	2,451,094
Old Mutual PLC	250,489	670,712
Prudential PLC	68,943	1,158,489
Reckitt Benckiser Group PLC	13,758	1,377,538
RELX N.V.	38,977	675,936
RELX PLC	24,440	449,558
Rio Tinto PLC	98,545	3,022,000
Rolls-Royce Holdings PLC*	53,791	511,624
Royal Dutch Shell PLC Class A	279,375	7,646,768
Royal Dutch Shell PLC Class B	222,431	6,131,270
SABMiller PLC	26,794	1,565,256
Sky PLC	75,935	860,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2016

Investments	Shares	Value
Smith & Nephew PLC	14,333	$242,762
SSE PLC	68,201	1,416,799
Unilever N.V. CVA	43,172	2,010,084
Unilever PLC	34,315	1,641,769
Vodafone Group PLC	1,459,531	4,441,682

Total United Kingdom		83,571,336

TOTAL COMMON STOCKS (Cost: $385,744,621)		358,827,735

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree International MidCap Dividend Fund(c) (Cost: $1,498,586)	26,619	1,395,102

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $4,683,091)(e)	4,683,091	4,683,091

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $391,926,298)		364,905,928
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(2,415,544)

NET ASSETS - 100.0%		$362,490,384

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)

At June 30, 2016, the total market value of the Fund’s securities on loan was $4,987,455 and the total market value of the collateral held by the Fund was $5,217,102. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $534,011.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	EUR	60,000	USD	66,655	$(2)
7/5/2016	JPY	8,200,000	USD	79,872	(58)

					$(60)

CURRENCY LEGEND

EUR	Euro

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.7%
Adelaide Brighton Ltd.	32,109	$133,170
AGL Energy Ltd.	31,614	454,082
Alumina Ltd.	236,991	228,520
AMP Ltd.	188,773	725,292
Aristocrat Leisure Ltd.	14,263	146,559
Asciano Ltd.	18,639	123,103
ASX Ltd.	10,370	353,336
Aurizon Holdings Ltd.	161,103	578,194
Bank of Queensland Ltd.	32,280	254,538
Bendigo & Adelaide Bank Ltd.	41,065	293,539
Boral Ltd.	34,252	158,635
Caltex Australia Ltd.	13,002	308,833
Challenger Ltd.	26,200	168,359
CIMIC Group Ltd.	12,687	337,721
Coca-Cola Amatil Ltd.	51,184	313,659
Cochlear Ltd.	1,710	154,384
Computershare Ltd.	24,719	168,781
Crown Resorts Ltd.	44,813	420,767
Fortescue Metals Group Ltd.	67,825	176,759
Harvey Norman Holdings Ltd.	82,452	283,025
Healthscope Ltd.	70,560	150,262
Incitec Pivot Ltd.	79,832	176,545
Insurance Australia Group Ltd.	150,968	612,639
Magellan Financial Group Ltd.	8,493	140,707
Medibank Pvt Ltd.	120,275	264,192
Orica Ltd.	29,104	267,201
Origin Energy Ltd.	107,979	462,307
Platinum Asset Management Ltd.	41,674	178,735
QBE Insurance Group Ltd.	72,268	561,246
Ramsay Health Care Ltd.	4,543	242,744
REA Group Ltd.	3,011	133,376
Santos Ltd.	70,178	242,461
Seek Ltd.	12,182	137,966
Sonic Healthcare Ltd.	19,446	312,033
Star Entertainment Grp Ltd. (The)	26,947	108,350
Suncorp Group Ltd.	87,312	791,852
Tabcorp Holdings Ltd.	56,556	192,450
Tatts Group Ltd.	87,958	250,185
TPG Telecom Ltd.	14,538	128,817
Treasury Wine Estates Ltd.	18,906	129,934

Total Australia		11,265,258

Austria - 1.0%
Andritz AG	4,928	232,513
Erste Group Bank AG*	13,597	306,794
OMV AG	18,477	517,589
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,326	100,617
Voestalpine AG	7,702	256,867

Total Austria		1,414,380

Belgium - 2.5%
Ackermans & van Haaren N.V.	1,007	123,284
Ageas	13,744	473,107
Bekaert S.A.	2,255	97,615
bpost S.A.	14,664	372,819
Cofinimmo S.A.	887	104,207
Colruyt S.A.	5,456	300,491
Delhaize Group	2,951	309,908
Elia System Operator S.A./N.V.	3,232	180,678
Melexis N.V.	2,518	157,492
Proximus SADP	24,863	786,523
Solvay S.A.	5,528	512,064
Umicore S.A.	4,234	217,643

Total Belgium		3,635,831

China - 3.1%
Beijing Enterprises Holdings Ltd.	41,700	235,431
China Everbright International Ltd.	144,000	159,630
China Jinmao Holdings Group Ltd.	553,242	155,462
China Merchants Holdings International Co., Ltd.	134,138	356,182
China Power International Development Ltd.	954,000	350,466
China Resources Power Holdings Co., Ltd.	488,000	727,161
CSPC Pharmaceutical Group Ltd.	142,000	126,296
Far East Horizon Ltd.	221,000	171,491
Fosun International Ltd.	201,500	259,734
Guangdong Investment Ltd.	272,208	413,332
Lenovo Group Ltd.	854,000	514,077
Shanghai Industrial Holdings Ltd.	68,500	154,696
Shenzhen Investment Ltd.	508,000	202,337
Sino-Ocean Group Holding Ltd.	378,464	163,427
Sun Art Retail Group Ltd.	517,000	361,862
Yangzijiang Shipbuilding Holdings Ltd.	264,800	176,087

Total China		4,527,671

Denmark - 1.1%
Chr Hansen Holding A/S	5,419	354,345
DSV A/S	2,471	103,389
ISS A/S	8,067	302,597
Jyske Bank A/S	3,039	114,720
Novozymes A/S Class B	4,481	213,853
Royal Unibrew A/S	2,588	115,163
Tryg A/S	19,190	341,000

Total Denmark		1,545,067

Finland - 2.3%
Amer Sports Oyj	4,199	114,569
Elisa Oyj	9,894	378,116
Huhtamaki Oyj	3,071	126,848
Kesko Oyj Class B	6,300	266,801
Metso Oyj	10,194	238,165
Neste Oyj	11,998	428,266
Nokian Renkaat Oyj	8,675	308,689
Orion Oyj Class B	5,556	214,801
Stora Enso Oyj Class R	36,436	290,636
UPM-Kymmene Oyj	32,417	590,624
Wartsila Oyj Abp	8,311	337,470

Total Finland		3,294,985

France - 8.0%
Accor S.A.	9,108	351,012
Aeroports de Paris	3,324	365,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
Amundi S.A.(a)	10,723	$446,131
Arkema S.A.	2,845	218,306
Atos SE	2,486	205,838
Bollore S.A.	77,148	261,408
Bouygues S.A.	27,440	790,462
Bureau Veritas S.A.	15,876	335,199
Casino Guichard Perrachon S.A.	9,594	535,267
CNP Assurances	47,213	698,389
Edenred	15,631	321,170
Eiffage S.A.	3,289	234,618
Elior Participations SCA(a)	4,491	97,915
Euler Hermes Group	3,547	296,565
Eurazeo S.A.	4,220	250,819
Eutelsat Communications S.A.	21,961	415,369
Faurecia	3,959	126,384
Fonciere Des Regions	4,502	400,170
Groupe Eurotunnel SE Registered Shares	16,599	176,108
Havas S.A.	13,801	106,927
ICADE	5,311	375,669
Imerys S.A.	3,111	198,833
Ingenico Group S.A.	1,245	145,367
Ipsen S.A.	2,137	131,596
JCDecaux S.A.	5,261	177,591
Korian S.A.	2,959	95,660
Lagardere SCA	11,562	252,400
Nexity S.A.*	3,738	189,759
Plastic Omnium S.A.	3,299	92,707
Remy Cointreau S.A.	1,655	142,438
Rexel S.A.*	13,735	172,654
Rubis SCA	2,304	176,435
SCOR SE	13,024	388,131
SEB S.A.	1,081	130,782
Societe BIC S.A.	3,396	478,955
SPIE S.A.	6,806	122,226
Suez	33,416	522,699
Technip S.A.	7,009	380,105
Teleperformance	1,421	121,509
Television Francaise 1	9,233	98,050
Valeo S.A.	7,555	336,820
Vicat S.A.	1,951	110,324
Wendel S.A.	1,542	159,522
Zodiac Aerospace	6,565	153,963

Total France		11,787,950

Germany - 5.5%
Axel Springer SE	5,888	308,257
Brenntag AG	4,920	237,383
Celesio AG	11,473	323,746
Commerzbank AG	49,370	319,432
Covestro AG(a)	5,248	232,890
CTS Eventim AG & Co. KGaA	3,065	93,384
Deutsche Lufthansa AG Registered Shares	28,191	329,787
Deutsche Wohnen AG Bearer Shares	8,882	301,204
DMG MORI AG*	2,372	111,481
Duerr AG	1,531	115,642
Fielmann AG	3,317	241,848
Fraport AG Frankfurt Airport Services Worldwide	3,716	198,261
Freenet AG	11,299	289,652
Fuchs Petrolub SE	2,437	87,584
GEA Group AG	5,321	249,903
Hella KGaA Hueck & Co.	3,691	117,951
Hochtief AG	1,993	256,174
Hugo Boss AG	6,567	371,346
K+S AG Registered Shares	14,724	300,081
KION Group AG	2,441	117,788
LANXESS AG	2,045	89,240
LEG Immobilien AG*	2,540	236,722
METRO AG	15,855	483,859
MTU Aero Engines AG	1,664	154,896
OSRAM Licht AG	3,138	162,246
ProSiebenSat.1 Media SE*	12,978	565,398
Rheinmetall AG	1,407	83,157
STADA Arzneimittel AG*	1,965	101,379
Symrise AG	2,607	177,105
Talanx AG	14,686	434,479
ThyssenKrupp AG	7,057	141,198
TUI AG	36,974	420,870
United Internet AG Registered Shares	6,023	248,914
Wacker Chemie AG	1,892	164,916

Total Germany		8,068,173

Hong Kong - 3.0%
Bank of East Asia Ltd. (The)	107,322	412,247
Cathay Pacific Airways Ltd.	239,774	349,866
Dah Sing Banking Group Ltd.	62,000	114,443
Hang Lung Group Ltd.	67,000	200,794
Hang Lung Properties Ltd.	288,000	579,865
Hopewell Holdings Ltd.	61,162	193,547
Hysan Development Co., Ltd.	55,000	244,233
New World Development Co., Ltd.	659,642	667,469
PCCW Ltd.	544,543	364,996
Sino Land Co., Ltd.	327,046	533,698
SJM Holdings Ltd.	425,000	258,026
Techtronic Industries Co., Ltd.	36,500	151,731
Wheelock & Co., Ltd.	84,000	392,501

Total Hong Kong		4,463,416

Ireland - 0.4%
DCC PLC	2,111	185,828
Kingspan Group PLC	3,505	75,930
Paddy Power Betfair PLC	1,192	125,142
Smurfit Kappa Group PLC	9,717	213,743

Total Ireland		600,643

Israel - 1.0%
Azrieli Group Ltd.	3,713	157,733
Bank Hapoalim BM	43,322	218,236
Bezeq Israeli Telecommunication Corp., Ltd.	338,010	670,122
Elbit Systems Ltd.	1,284	116,227
Israel Chemicals Ltd.	81,579	316,055

Total Israel		1,478,373

Italy - 3.3%
A2A SpA	161,857	211,822
ACEA SpA	14,330	174,004
Azimut Holding SpA	6,424	104,125
Banca Generali SpA	8,475	168,910
Banca Mediolanum SpA	42,888	292,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
Banca Popolare di Milano SCARL	337,054	$137,910
Brembo SpA	1,811	99,409
Davide Campari-Milano SpA	13,378	131,977
De’ Longhi SpA	4,806	114,153
FinecoBank Banca Fineco SpA	35,174	228,598
Hera SpA	82,497	225,276
Infrastrutture Wireless Italiane SpA(a)	24,613	108,391
Mediobanca SpA	48,935	280,248
Poste Italiane SpA(a)	87,712	580,764
Prysmian SpA	7,298	159,235
Recordati SpA	7,627	228,777
Salvatore Ferragamo SpA	6,183	125,359
Terna Rete Elettrica Nazionale SpA	117,309	650,840
Unione di Banche Italiane SpA	51,810	142,399
Unipol Gruppo Finanziario SpA	60,769	142,179
UnipolSai SpA	333,321	498,798

Total Italy		4,805,485

Japan - 22.3%
ABC-Mart, Inc.	2,378	158,781
Air Water, Inc.	7,000	102,144
Aisin Seiki Co., Ltd.	9,400	378,877
Alfresa Holdings Corp.	7,200	149,208
Amada Holdings Co., Ltd.	18,400	185,094
ANA Holdings, Inc.	90,000	255,463
Aozora Bank Ltd.	85,000	293,303
Asahi Glass Co., Ltd.	50,141	269,791
Asahi Kasei Corp.	56,000	386,470
Bandai Namco Holdings, Inc.	6,800	174,524
Brother Industries Ltd.	12,900	136,809
Canon Marketing Japan, Inc.	5,400	98,062
Casio Computer Co., Ltd.	9,500	135,569
Chiba Bank Ltd. (The)	34,000	159,411
Chubu Electric Power Co., Inc.	18,200	256,971
Chugoku Electric Power Co., Inc. (The)	23,000	291,227
Dai Nippon Printing Co., Ltd.	29,958	331,439
Daicel Corp.	11,900	122,143
Daihatsu Motor Co., Ltd.	13,300	171,517
Daito Trust Construction Co., Ltd.	2,920	473,621
Daiwa Securities Group, Inc.	106,000	555,366
Disco Corp.	1,700	152,286
Electric Power Development Co., Ltd.	7,100	164,645
FamilyMart Co., Ltd.	3,000	182,766
Fuji Electric Co., Ltd.	28,876	118,780
Fujitsu Ltd.	58,000	211,444
Fukuoka Financial Group, Inc.	42,000	137,148
Hakuhodo DY Holdings, Inc.	10,700	127,453
Hamamatsu Photonics K.K.	4,000	111,317
Hankyu Hanshin Holdings, Inc.	22,000	163,408
Hikari Tsushin, Inc.	1,800	150,366
Hino Motors Ltd.	28,600	281,846
Hirose Electric Co., Ltd.	1,200	146,330
Hisamitsu Pharmaceutical Co., Inc.	2,300	131,826
Hitachi Chemical Co., Ltd.	7,800	143,926
Hitachi Construction Machinery Co., Ltd.	8,700	125,594
Hitachi High-Technologies Corp.	4,700	127,407
Hitachi Metals Ltd.	13,800	138,417
Hokuriku Electric Power Co.	12,000	147,968
Hulic Co., Ltd.	14,600	152,561
Idemitsu Kosan Co., Ltd.	5,500	118,589
Iida Group Holdings Co., Ltd.	8,300	168,524
Isuzu Motors Ltd.	29,500	359,009
Itochu Techno-Solutions Corp.	5,800	124,152
J. Front Retailing Co., Ltd.	10,800	111,063
Japan Airlines Co., Ltd.	16,800	539,093
Japan Exchange Group, Inc.	29,700	338,138
JFE Holdings, Inc.	18,500	237,133
JGC Corp.	11,000	155,795
Joyo Bank Ltd. (The)	39,000	144,839
JSR Corp.	11,200	146,946
JTEKT Corp.	16,100	180,005
JX Holdings, Inc.	125,900	489,291
Kajima Corp.	27,953	192,911
Kaken Pharmaceutical Co., Ltd.	1,700	110,859
Kaneka Corp.	13,000	85,915
Kawasaki Heavy Industries Ltd.	92,565	257,150
Kikkoman Corp.	4,000	146,213
Kintetsu Group Holdings Co., Ltd.	43,000	183,585
Koito Manufacturing Co., Ltd.	2,000	91,139
Konica Minolta, Inc.	25,600	184,657
Kose Corp.	1,100	92,104
Kuraray Co., Ltd.	15,300	181,202
Kyowa Hakko Kirin Co., Ltd.	11,600	196,292
Lawson, Inc.	4,100	326,513
LIXIL Group Corp.	14,200	233,229
Mabuchi Motor Co., Ltd.	2,600	108,471
Makita Corp.	3,229	212,770
Marubeni Corp.	102,600	459,545
Mazda Motor Corp.	14,800	196,054
Medipal Holdings Corp.	8,200	133,962
Minebea Co., Ltd.	15,800	105,498
Mitsubishi Chemical Holdings Corp.	60,800	275,405
Mitsubishi Gas Chemical Co., Inc.	22,000	113,871
Mitsubishi Materials Corp.	66,000	156,331
Mitsubishi Motors Corp.	39,800	181,950
Mitsubishi Tanabe Pharma Corp.	19,400	348,515
Mitsui Chemicals, Inc.	33,000	119,661
Mitsui OSK Lines Ltd.	48,000	101,062
Mixi, Inc.	4,200	171,742
NEC Corp.	87,608	202,389
NGK Insulators Ltd.	8,000	159,626
NGK Spark Plug Co., Ltd.	7,600	113,270
NH Foods Ltd.	5,000	121,503
Nifco, Inc.	1,900	98,899
Nikon Corp.	8,434	113,944
Nippon Express Co., Ltd.	39,000	177,152
Nippon Paint Holdings Co., Ltd.	5,600	136,575
Nippon Shokubai Co., Ltd.	1,500	85,242
Nippon Yusen K.K.	84,000	146,564
Nissan Chemical Industries Ltd.	4,000	115,723
Nisshin Seifun Group, Inc.	12,100	193,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
Nissin Foods Holdings Co., Ltd.	2,900	$158,017
Nitori Holdings Co., Ltd.	1,200	144,342
Nitto Denko Corp.	4,900	307,402
NOK Corp.	6,900	115,886
Nomura Real Estate Holdings, Inc.	8,168	141,640
Nomura Research Institute Ltd.	8,100	295,292
NSK Ltd.	31,100	227,968
NTT Urban Development Corp.	10,800	114,959
Obayashi Corp.	18,800	198,830
Obic Co., Ltd.	2,700	147,646
Odakyu Electric Railway Co., Ltd.	11,000	128,239
Oji Holdings Corp.	39,862	152,314
Omron Corp.	6,400	206,492
Oracle Corp.	3,568	189,547
Osaka Gas Co., Ltd.	76,000	290,695
Otsuka Corp.	3,600	167,560
Park24 Co., Ltd.	4,000	137,050
Pola Orbis Holdings, Inc.	1,600	148,942
Resona Holdings, Inc.	128,700	466,677
Ricoh Co., Ltd.	39,960	344,328
Ryohin Keikaku Co., Ltd.	500	121,259
Sankyo Co., Ltd.	4,800	179,199
Santen Pharmaceutical Co., Ltd.	9,800	152,841
SCSK Corp.	3,800	141,680
Sega Sammy Holdings, Inc.	13,073	140,045
Seibu Holdings, Inc.	5,600	94,380
Seiko Epson Corp.	18,000	286,519
Sekisui Chemical Co., Ltd.	16,300	199,242
Seven Bank Ltd.	42,300	130,293
Shimamura Co., Ltd.	900	133,171
Shimizu Corp.	22,000	205,010
Shiseido Co., Ltd.	4,900	125,951
Shizuoka Bank Ltd. (The)	25,000	174,725
Showa Shell Sekiyu K.K.	17,709	164,333
Sojitz Corp.	58,600	137,661
Sompo Japan Nipponkoa Holdings, Inc.	15,600	410,338
Sony Financial Holdings, Inc.	23,809	265,499
Square Enix Holdings Co., Ltd.	3,200	103,246
Sumitomo Chemical Co., Ltd.	69,000	281,139
Sumitomo Dainippon Pharma Co., Ltd.	8,090	139,341
Sumitomo Electric Industries Ltd.	25,412	332,048
Sumitomo Heavy Industries Ltd.	30,500	132,001
Sumitomo Metal Mining Co., Ltd.	24,000	240,608
Sumitomo Rubber Industries Ltd.	13,000	172,717
Sundrug Co., Ltd.	1,200	111,824
Suzuken Co., Ltd.	4,300	134,545
T&D Holdings, Inc.	27,351	228,987
Taiheiyo Cement Corp.	43,000	101,014
Taisei Corp.	33,876	276,714
Taiyo Nippon Sanso Corp.	11,400	103,788
TDK Corp.	3,600	198,967
Teijin Ltd.	28,000	91,978
THK Co., Ltd.	5,200	87,841
Tobu Railway Co., Ltd.	26,000	142,178
Toho Co., Ltd.	4,700	129,377
Tohoku Electric Power Co., Inc.	14,200	178,140
Tokyo Electron Ltd.	7,094	592,953
Tokyo Gas Co., Ltd.	85,000	348,319
Tokyu Corp.	21,000	183,614
Tokyu Fudosan Holdings Corp.	19,100	118,037
TonenGeneral Sekiyu K.K.	29,104	263,834
Toppan Printing Co., Ltd.	29,000	248,192
Tosoh Corp.	25,000	114,046
TOTO Ltd.	4,300	170,173
Toyo Suisan Kaisha Ltd.	3,400	137,206
Toyoda Gosei Co., Ltd.	6,700	118,274
Toyota Tsusho Corp.	14,000	298,314
Trend Micro, Inc.	6,530	232,009
Unicharm Corp.	7,100	158,139
USS Co., Ltd.	11,200	183,737
West Japan Railway Co.	5,476	345,192
Yakult Honsha Co., Ltd.	2,700	138,961
Yamada Denki Co., Ltd.	33,400	175,807
Yamaha Corp.	5,000	133,395
Yamaha Motor Co., Ltd.	12,660	190,165
Yamato Holdings Co., Ltd.	8,100	184,794
Yokogawa Electric Corp.	9,700	108,356
Yokohama Rubber Co., Ltd. (The)	8,300	102,911

Total Japan		32,623,395

Netherlands - 2.4%
Aalberts Industries N.V.	3,457	103,887
Aegon N.V.	169,420	664,406
Boskalis Westminster	9,354	321,004
Euronext N.V.(a)	3,493	128,601
GrandVision N.V.(a)	5,288	137,292
Koninklijke DSM N.V.	7,722	446,009
Koninklijke Vopak N.V.	4,058	202,397
NN Group N.V.	25,081	690,881
Randstad Holding N.V.	9,597	385,477
Wolters Kluwer N.V.	10,388	421,922

Total Netherlands		3,501,876

New Zealand - 1.3%
Auckland International Airport Ltd.	48,873	226,248
Contact Energy Ltd.	51,338	189,396
Fisher & Paykel Healthcare Corp., Ltd.	21,089	150,947
Fletcher Building Ltd.	45,545	278,311
Meridian Energy Ltd.	201,791	378,690
Mighty River Power Ltd.	106,221	227,708
Spark New Zealand Ltd.	195,438	494,128

Total New Zealand		1,945,428

Norway - 1.8%
Gjensidige Forsikring ASA	28,972	480,215
Leroy Seafood Group ASA	2,858	134,226
Marine Harvest ASA*	27,028	450,577
Norsk Hydro ASA	89,249	323,380
Orkla ASA	49,984	441,126
Salmar ASA	7,308	215,800
Yara International ASA	19,495	614,581

Total Norway		2,659,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
Portugal - 1.3%
EDP - Energias de Portugal S.A.	324,010	$991,326
Galp Energia, SGPS, S.A.	37,695	523,466
Jeronimo Martins, SGPS, S.A.	18,036	283,725
NOS, SGPS S.A.	24,514	148,424

Total Portugal		1,946,941

Singapore - 3.7%
CapitaLand Ltd.	160,700	366,557
City Developments Ltd.	24,500	148,176
ComfortDelGro Corp., Ltd.	96,400	196,968
Global Logistic Properties Ltd.	197,900	265,406
Great Eastern Holdings Ltd.	3,704	56,555
Hutchison Port Holdings Trust	1,201,685	546,767
Jardine Cycle & Carriage Ltd.	16,011	434,209
Keppel Corp., Ltd.	151,200	617,876
Olam International Ltd.	120,600	166,218
SATS Ltd.	60,200	183,834
Sembcorp Industries Ltd.	97,900	205,125
SIA Engineering Co., Ltd.	58,836	160,871
Singapore Airlines Ltd.	41,861	331,554
Singapore Exchange Ltd.	56,300	318,750
Singapore Post Ltd.	138,600	151,380
Singapore Press Holdings Ltd.	116,148	340,876
Singapore Technologies Engineering Ltd.	207,200	484,939
StarHub Ltd.	137,694	387,741
UOL Group Ltd.	29,300	118,863

Total Singapore		5,482,665

Spain - 4.0%
Acciona S.A.	2,467	178,777
Acerinox S.A.	16,621	183,377
ACS Actividades de Construccion y Servicios S.A.	18,143	491,704
Atresmedia Corp. de Medios de Comunicaion S.A.	12,511	121,200
Banco de Sabadell S.A.	338,852	443,831
Banco Popular Espanol S.A.	154,873	198,036
Bankia S.A.	899,314	645,414
Bankinter S.A.	40,797	261,425
Bolsas y Mercados Espanoles SHMSF S.A.	7,746	215,480
Cia de Distribucion Integral Logista Holdings S.A.	7,580	159,115
Distribuidora Internacional de Alimentacion S.A.*	32,950	190,423
Ebro Foods S.A.	8,301	189,789
Enagas S.A.	15,718	476,797
Grupo Catalana Occidente S.A.	4,475	122,995
Mapfre S.A.	253,152	550,666
Mediaset Espana Comunicacion S.A.	24,720	276,412
Prosegur Cia de Seguridad S.A.	20,446	122,658
Red Electrica Corp. S.A.	7,878	701,653
Viscofan S.A.	2,030	111,927
Zardoya Otis S.A.	16,510	154,254

Total Spain		5,795,933

Sweden - 3.8%
Alfa Laval AB	19,435	302,786
Axfood AB	10,326	196,704
BillerudKorsnas AB	10,244	151,495
Boliden AB	8,549	164,266
Castellum AB	9,941	140,678
Electrolux AB Series B	12,705	342,641
Fabege AB	7,432	125,260
Getinge AB Class B	6,086	124,052
Hexpol AB	10,415	105,715
Husqvarna AB Class B	19,345	142,815
ICA Gruppen AB	10,387	345,346
Intrum Justitia AB	3,565	110,745
Investment AB Latour Class B	4,940	184,127
Kinnevik AB Class B	12,775	301,557
Meda AB Class A	9,113	164,455
NCC AB Class B	3,955	91,025
Saab AB Class B	3,754	116,129
Sandvik AB	54,683	540,524
Securitas AB Class B	14,550	222,044
Skanska AB Class B	23,658	489,763
SKF AB Class B	22,556	357,001
Swedish Match AB	8,744	301,866
Tele2 AB Class B	46,248	401,471
Trelleborg AB Class B	9,563	167,835

Total Sweden		5,590,300

Switzerland - 3.5%
Adecco Group AG Registered Shares	9,503	476,906
Baloise Holding AG Registered Shares	2,628	291,880
Clariant AG Registered Shares*	10,289	173,525
Coca-Cola HBC AG*	11,815	238,494
DKSH Holding AG	1,989	130,055
EMS-Chemie Holding AG Registered Shares	801	413,162
Flughafen Zuerich AG Registered Shares	1,657	292,892
Galenica AG Registered Shares	139	187,055
Julius Baer Group Ltd.*	7,619	303,524
Logitech International S.A. Registered Shares	8,258	133,932
Lonza Group AG Registered Shares*	1,305	215,937
OC Oerlikon Corp. AG Registered Shares*	15,875	139,163
Partners Group Holding AG	938	401,264
SFS Group AG*	1,260	88,660
Sonova Holding AG Registered Shares	1,818	240,733
STMicroelectronics N.V.	82,827	482,167
Straumann Holding AG Registered Shares	371	146,142
Sulzer AG Registered Shares	1,891	163,827
Sunrise Communications Group AG*(a)	3,118	199,076
Swiss Life Holding AG Registered Shares*	1,428	328,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
Vontobel Holding AG Registered Shares	3,084	$133,116

Total Switzerland		5,179,707

United Kingdom - 16.7%
AA PLC	31,908	102,286
Aberdeen Asset Management PLC	127,535	476,346
Admiral Group PLC	22,320	605,699
Aggreko PLC	9,272	158,406
Amec Foster Wheeler PLC	37,762	247,353
Ashmore Group PLC	56,021	222,570
Ashtead Group PLC	12,869	183,043
Babcock International Group PLC	17,746	214,573
Barratt Developments PLC	69,786	378,197
BBA Aviation PLC	55,594	164,094
Beazley PLC	59,491	289,480
Bellway PLC	6,098	154,721
Berendsen PLC	7,139	116,239
Berkeley Group Holdings PLC	11,712	395,016
Booker Group PLC	71,303	165,281
British Land Co. PLC (The)	51,708	419,578
Britvic PLC	14,200	111,048
Bunzl PLC	10,387	319,641
Burberry Group PLC	20,980	325,334
Capita PLC	29,121	374,497
Carnival PLC	8,161	361,109
Close Brothers Group PLC	8,715	131,997
CNH Industrial N.V.	39,675	285,618
Cobham PLC	137,006	288,094
Croda International PLC	4,226	177,332
Daily Mail & General Trust PLC Class A Non-Voting Shares	18,546	147,886
Derwent London PLC	2,643	92,322
Direct Line Insurance Group PLC	68,504	315,755
Dixons Carphone PLC	39,204	167,705
DS Smith PLC	40,917	211,298
Dunelm Group PLC	19,100	201,327
easyJet PLC	21,442	311,287
Essentra PLC	14,258	97,778
G4S PLC	107,992	264,041
GKN PLC	74,474	268,505
Greene King PLC	15,559	162,234
Halma PLC	9,016	122,575
Hammerson PLC	38,735	278,582
Hargreaves Lansdown PLC	17,313	287,680
Hays PLC	53,724	70,131
Hikma Pharmaceuticals PLC	3,125	102,975
Howden Joinery Group PLC	20,289	104,177
ICAP PLC	46,178	259,084
IG Group Holdings PLC	18,419	199,319
IMI PLC	16,064	207,657
Inchcape PLC	20,756	174,249
Informa PLC	29,784	290,054
Inmarsat PLC	32,327	347,663
InterContinental Hotels Group PLC	8,222	302,587
Intertek Group PLC	4,161	193,517
Intu Properties PLC	79,884	309,795
Investec PLC	37,111	229,744
J Sainsbury PLC	134,202	416,749
Jardine Lloyd Thompson Group PLC	11,199	140,651
John Wood Group PLC	19,179	176,393
Johnson Matthey PLC	6,626	248,102
Jupiter Fund Management PLC	39,658	193,822
Kingfisher PLC	95,624	412,252
Man Group PLC	125,273	193,757
Marks & Spencer Group PLC	120,754	514,458
Meggitt PLC	40,785	221,302
Merlin Entertainments PLC(a)	26,045	153,299
Micro Focus International PLC	7,518	162,108
Mondi PLC	15,723	293,208
Moneysupermarket.com Group PLC	30,492	110,464
National Express Group PLC	26,725	105,427
Next PLC	14,118	930,436
Pearson PLC	76,117	983,954
Pennon Group PLC	22,545	284,956
Persimmon PLC	24,228	468,654
Rentokil Initial PLC	49,745	128,476
Rightmove PLC	2,151	104,897
Royal Mail PLC	56,870	380,879
RPC Group PLC	8,408	88,064
RSA Insurance Group PLC	32,533	217,233
Saga PLC	53,485	137,707
Sage Group PLC (The)	37,951	327,481
Schroders PLC	10,083	317,564
Segro PLC	45,613	252,865
Severn Trent PLC	11,868	386,316
Smiths Group PLC	20,364	313,877
Spectris PLC	5,287	128,985
Spirax-Sarco Engineering PLC	2,214	110,692
St. James’s Place PLC	22,665	237,844
Standard Life PLC	147,634	579,441
TalkTalk Telecom Group PLC	87,918	257,623
Tate & Lyle PLC	30,409	271,750
Taylor Wimpey PLC	48,758	86,233
Travis Perkins PLC	8,754	172,493
United Utilities Group PLC	37,889	524,228
Weir Group PLC (The)	10,945	210,837
WH Smith PLC	5,290	111,308
Whitbread PLC	6,415	299,459
William Hill PLC	54,855	188,825
WM Morrison Supermarkets PLC	94,300	236,237

Total United Kingdom		24,468,785

TOTAL COMMON STOCKS (Cost: $146,774,840)		146,082,167

RIGHTS - 0.0%

Spain - 0.0%
Acerinox S.A., expiring 7/13/16*	16,621	8,383
ACS Actividades de Construccion y Servicios S.A., expiring 7/18/16*	18,143	12,759

TOTAL RIGHTS (Cost: $22,501)		21,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Australia Dividend Fund(b)	155	$7,434
WisdomTree Japan Hedged Equity Fund(b)	188	7,290

TOTAL EXCHANGE-TRADED FUNDS (Cost: $16,243)		14,724

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $146,813,584)		146,118,033
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		426,168

NET ASSETS - 100.0%		$146,544,201

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	GBP	54,107	EUR	64,780	$(362)
7/1/2016	GBP	14,400	EUR	17,220	(120)
7/4/2016	GBP	3,459	JPY	474,000	(4)
7/4/2016	GBP	921	JPY	126,000	(3)
7/4/2016	HKD	158,000	JPY	2,101,400	117
7/4/2016	HKD	42,000	JPY	558,936	34
7/4/2016	SGD	31,600	JPY	2,420,244	113
7/4/2016	SGD	8,400	JPY	643,440	31

					$(194)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

JPY	Japanese yen

SGD	Singapore dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 5.4%
Aristocrat Leisure Ltd.	269	$2,764
Blackmores Ltd.	26	2,544
Brambles Ltd.	2,068	19,079
BT Investment Management Ltd.	703	4,125
carsales.com Ltd.	552	5,064
Cochlear Ltd.	59	5,327
Crown Resorts Ltd.	979	9,192
CSL Ltd.	372	31,073
Domino’s Pizza Enterprises Ltd.	45	2,283
Fortescue Metals Group Ltd.	2,993	7,800
G8 Education Ltd.	635	1,792
Magellan Financial Group Ltd.	342	5,666
NIB Holdings Ltd.	683	2,146
Northern Star Resources Ltd.	534	1,964
Platinum Asset Management Ltd.	1,932	8,286
Ramsay Health Care Ltd.	158	8,442
REA Group Ltd.	88	3,898
Seek Ltd.	496	5,617
TPG Telecom Ltd.	627	5,556

Total Australia		132,618

Austria - 0.1%
ams AG	101	2,794

Belgium - 0.5%
Ion Beam Applications	64	3,010
Melexis N.V.	80	5,004
Warehouses De Pauw	58	5,428

Total Belgium		13,442

China - 3.3%
China Everbright International Ltd.	6,000	6,651
China Overseas Land & Investment Ltd.	16,000	50,529
CITIC Telecom International Holdings Ltd.	4,000	1,506
CSPC Pharmaceutical Group Ltd.	6,000	5,337
Guangdong Investment Ltd.	12,000	18,221

Total China		82,244

Denmark - 5.1%
DSV A/S	71	2,971
Novo Nordisk A/S Class B	1,945	104,005
Novozymes A/S Class B	189	9,020
Pandora A/S	59	7,991
SimCorp A/S	50	2,446

Total Denmark		126,433

Finland - 2.2%
Kone Oyj Class B	958	43,902
Orion Oyj Class B	227	8,776
Uponor Oyj	150	2,363

Total Finland		55,041

France - 8.7%
Airbus Group SE	1,187	68,216
BioMerieux	23	3,121
Dassault Systemes	12	910
Essilor International S.A.	116	15,316
Eurazeo S.A.	180	10,699
Gaztransport Et Technigaz S.A.	217	6,607
Hermes International	36	13,476
Iliad S.A.	11	2,230
Ingenico Group S.A.	53	6,188
Ipsen S.A.	79	4,865
LVMH Moet Hennessy Louis Vuitton SE	386	58,320
Plastic Omnium S.A.	63	1,770
Sartorius Stedim Biotech	53	3,591
SEB S.A.	36	4,355
Valeo S.A.	159	7,089
Zodiac Aerospace	284	6,661

Total France		213,414

Germany - 5.6%
adidas AG	97	13,842
Bechtle AG	37	3,881
Bertrandt AG	25	2,444
Carl Zeiss Meditec AG Bearer Shares	74	2,995
Continental AG	134	25,203
CTS Eventim AG & Co. KGaA	89	2,712
Fuchs Petrolub SE	174	6,253
Henkel AG & Co. KGaA	265	28,519
Infineon Technologies AG	1,130	16,289
MTU Aero Engines AG	87	8,099
ProSiebenSat.1 Media SE*	331	14,420
Symrise AG	154	10,462
United Internet AG Registered Shares	53	2,190

Total Germany		137,309

Hong Kong - 2.1%
Power Assets Holdings Ltd.	4,500	41,213
SJM Holdings Ltd.	10,000	6,071
Techtronic Industries Co., Ltd.	500	2,078
Vitasoy International Holdings Ltd.	2,000	3,630

Total Hong Kong		52,992

Ireland - 0.3%
Glanbia PLC	172	3,235
Irish Continental Group PLC	294	1,372
Kingspan Group PLC	130	2,816

Total Ireland		7,423

Italy - 1.3%
Anima Holding SpA(a)	1,096	5,126
Brembo SpA	41	2,251
Brunello Cucinelli SpA	74	1,329
Datalogic SpA	132	2,122
De’ Longhi SpA	125	2,969
DiaSorin SpA	54	3,299
Industria Macchine Automatiche SpA	75	4,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2016

Investments	Shares	Value
Luxottica Group SpA	166	$8,048
Moncler SpA	117	1,838

Total Italy		31,485

Japan - 10.4%
ABC-Mart, Inc.	100	6,677
Calbee, Inc.	100	4,152
Daikin Industries Ltd.	200	16,598
Daito Trust Construction Co., Ltd.	100	16,220
DeNA Co., Ltd.	200	4,636
GungHo Online Entertainment, Inc.	1,900	5,112
Gurunavi, Inc.	100	2,880
Haseko Corp.	400	3,981
Hino Motors Ltd.	1,300	12,811
Isuzu Motors Ltd.	1,100	13,387
Kakaku.com, Inc.	200	3,948
Kaken Pharmaceutical Co., Ltd.	100	6,521
Koito Manufacturing Co., Ltd.	100	4,557
Kubota Corp.	1,600	21,328
Meitec Corp.	100	3,378
Mixi, Inc.	200	8,178
Murata Manufacturing Co., Ltd.	200	22,185
Nabtesco Corp.	100	2,367
NGK Spark Plug Co., Ltd.	200	2,981
Nippon Paint Holdings Co., Ltd.	300	7,316
Nissan Chemical Industries Ltd.	200	5,786
Obic Co., Ltd.	100	5,468
Oki Electric Industry Co., Ltd.	2,000	2,651
Oracle Corp.	100	5,312
Oriental Land Co., Ltd.	100	6,457
Park24 Co., Ltd.	200	6,853
Pigeon Corp.	200	5,897
Sanrio Co., Ltd.	200	3,548
Shionogi & Co., Ltd.	200	10,855
Start Today Co., Ltd.	100	5,244
Sysmex Corp.	100	6,814
T-Gaia Corp.	100	1,400
Tadano Ltd.	300	2,474
Trend Micro, Inc.	300	10,659
TS Tech Co., Ltd.	100	2,426
USS Co., Ltd.	300	4,922

Total Japan		255,979

Netherlands - 2.3%
ASML Holding N.V.	327	32,110
Boskalis Westminster	418	14,344
Flow Traders(a)	156	5,366
GrandVision N.V.(a)	143	3,713

Total Netherlands		55,533

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	642	4,595
Ryman Healthcare Ltd.	640	4,253

Total New Zealand		8,848

Norway - 1.2%
AF Gruppen ASA	172	3,001
Entra ASA(a)	489	4,587
Leroy Seafood Group ASA	111	5,213
Salmar ASA	297	8,770
Tomra Systems ASA	197	2,089
Veidekke ASA	353	4,219
XXL ASA(a)	135	1,533

Total Norway		29,412

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	773	12,160

Singapore - 1.3%
Ho Bee Land Ltd.	2,000	3,150
Raffles Medical Group Ltd.	3,400	3,815
Singapore Exchange Ltd.	3,000	16,985
Singapore Post Ltd.	7,300	7,973

Total Singapore		31,923

Spain - 4.4%
Almirall S.A.	201	2,994
Amadeus IT Holding S.A. Class A	529	23,082
Atresmedia Corp. de Medios de Comunicaion S.A.	260	2,519
Grifols S.A.	403	9,071
Industria de Diseno Textil S.A.	1,729	57,452
Mediaset Espana Comunicacion S.A.	519	5,803
Zardoya Otis S.A.	778	7,269

Total Spain		108,190

Sweden - 5.5%
AAK AB	44	3,113
Assa Abloy AB Class B	1,040	21,125
Atlas Copco AB Class B	786	18,387
Axfood AB	457	8,706
Betsson AB*	218	1,804
Fabege AB	284	4,787
Hennes & Mauritz AB Class B	1,793	52,164
Indutrade AB	150	2,941
Intrum Justitia AB	144	4,473
Investment AB Latour Class B	189	7,044
JM AB	109	2,713
NetEnt AB*	337	3,301
Nibe Industrier AB Class B	297	2,447
Sweco AB Class B	182	3,138

Total Sweden		136,143

Switzerland - 12.4%
Actelion Ltd. Registered Shares*	59	9,884
EMS-Chemie Holding AG Registered Shares	35	18,053
Galenica AG Registered Shares	5	6,729
Geberit AG Registered Shares	52	19,643
Partners Group Holding AG	40	17,111
Roche Holding AG Bearer Shares	202	53,548
Roche Holding AG Genusschein	540	141,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2016

Investments	Shares	Value
Schindler Holding AG Registered Shares	102	$18,543
Sonova Holding AG Registered Shares	65	8,607
Straumann Holding AG Registered Shares	11	4,333
Swatch Group AG (The) Registered Shares	104	5,941
Temenos Group AG Registered Shares*	45	2,240

Total Switzerland		306,588

United Kingdom - 26.8%
ARM Holdings PLC	695	10,508
Ashtead Group PLC	478	6,799
Babcock International Group PLC	691	8,355
Barratt Developments PLC	1,358	7,359
Berendsen PLC	302	4,917
Berkeley Group Holdings PLC	141	4,756
BGEO Group PLC*	70	2,454
Big Yellow Group PLC	265	2,767
Bovis Homes Group PLC	213	2,076
British American Tobacco PLC	2,167	140,294
Carillion PLC	1,980	6,188
Compass Group PLC	1,032	19,618
Countrywide PLC	600	1,970
Cranswick PLC	94	2,622
Daily Mail & General Trust PLC Class A Non-Voting Shares	393	3,134
Derwent London PLC	92	3,214
Domino’s Pizza Group PLC	381	1,692
easyJet PLC	840	12,195
esure Group PLC	993	3,798
Halfords Group PLC	350	1,504
Halma PLC	373	5,071
Hammerson PLC	1,671	12,018
Hargreaves Lansdown PLC	667	11,083
Hays PLC	1,847	2,411
Hikma Pharmaceuticals PLC	107	3,526
Howden Joinery Group PLC	772	3,964
IG Group Holdings PLC	799	8,646
International Consolidated Airlines Group S.A.	3,887	19,108
Jardine Lloyd Thompson Group PLC	450	5,652
Johnson Matthey PLC	260	9,735
Merlin Entertainments PLC(a)	576	3,390
Persimmon PLC	468	9,053
Reckitt Benckiser Group PLC	786	78,699
Redrow PLC	371	1,559
RELX PLC	823	15,139
Renishaw PLC	111	3,239
Rightmove PLC	91	4,438
Safestore Holdings PLC	495	2,443
Sage Group PLC (The)	1,441	12,434
Savills PLC	306	2,508
Sky PLC	1,672	18,954
Smith & Nephew PLC	613	10,383
Unilever N.V. CVA	3,243	150,994
Unite Group PLC (The)	335	2,776
Victrex PLC	196	3,959
WH Smith PLC	173	3,640
Whitbread PLC	128	5,975
WS Atkins PLC	171	3,029

Total United Kingdom		660,046

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,440,878)		2,460,017
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		5,348

NET ASSETS - 100.0%		$2,465,365

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA - Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 12.7%
Ainsworth Game Technology Ltd.	476,516	$766,398
ALS Ltd.	402,117	1,464,146
Altium Ltd.	219,019	1,053,507
Ansell Ltd.	145,812	1,972,746
AP Eagers Ltd.	252,668	2,244,469
APN Outdoor Group Ltd.	87,461	449,352
ARB Corp., Ltd.	60,768	757,449
Asaleo Care Ltd.	795,540	1,243,954
AUB Group Ltd.	43,928	330,359
Austal Ltd.	516,429	465,285
Australian Pharmaceutical Industries Ltd.	791,257	989,805
Automotive Holdings Group Ltd.	625,739	1,751,879
Beacon Lighting Group Ltd.	404,403	409,521
Bega Cheese Ltd.	174,218	734,231
Blackmores Ltd.	12,370	1,210,194
Breville Group Ltd.	156,006	870,054
Brickworks Ltd.	110,132	1,177,581
BT Investment Management Ltd.	434,024	2,546,613
Cabcharge Australia Ltd.	329,618	782,933
carsales.com Ltd.	262,238	2,405,633
Cedar Woods Properties Ltd.	201,075	651,284
Cleanaway Waste Management Ltd.	2,009,002	1,196,722
Collins Foods Ltd.	257,055	811,549
Corporate Travel Management Ltd.	98,513	1,026,939
Cover-More Group Ltd.	353,245	318,262
CSG Ltd.	914,808	1,014,937
CSR Ltd.	1,137,216	3,082,246
Decmil Group Ltd.	541,109	288,080
Dicker Data Ltd.	275,608	367,340
Downer EDI Ltd.	907,551	2,567,897
DSHE Holdings Ltd.†	769,150	1
DuluxGroup Ltd.	474,956	2,235,082
Eclipx Group Ltd.	231,543	632,733
ERM Power Ltd.	418,134	261,528
Estia Health Ltd.	325,220	1,116,352
Event Hospitality and Entertainment Ltd.	220,733	2,388,119
Fairfax Media Ltd.	3,413,024	2,363,444
Flight Centre Travel Group Ltd.	163,749	3,850,470
Folkestone Education Trust	650,537	1,293,321
G8 Education Ltd.	660,303	1,863,397
Generation Healthcare REIT	412,950	676,462
Genworth Mortgage Insurance Australia Ltd.	2,092,935	4,285,598
GrainCorp Ltd. Class A	60,453	388,465
Greencross Ltd.	96,015	483,291
GUD Holdings Ltd.	133,607	906,297
GWA Group Ltd.	250,229	389,410
HFA Holdings Ltd.	430,651	734,318
Iluka Resources Ltd.	524,564	2,534,931
IMF Bentham Ltd.	352,694	400,489
Invocare Ltd.	123,414	1,207,488
IOOF Holdings Ltd.	683,073	3,982,464
IPH Ltd.	161,245	770,805
IRESS Ltd.	248,466	2,014,735
iSentia Group Ltd.	216,953	560,555
Japara Healthcare Ltd.	401,431	762,209
JB Hi-Fi Ltd.	138,312	2,481,989
Lovisa Holdings Ltd.	189,299	327,009
MACA Ltd.	1,506,514	1,413,405
Mantra Group Ltd.	228,169	594,631
McMillan Shakespeare Ltd.	147,034	1,497,707
MG Unit Trust	357,579	290,216
Mineral Resources Ltd.	252,866	1,564,640
Monadelphous Group Ltd.	226,641	1,258,926
Monash IVF Group Ltd.	311,595	422,265
Mortgage Choice Ltd.	462,130	670,999
Myer Holdings Ltd.	645,171	538,042
MYOB Group Ltd.	194,911	500,701
MyState Ltd.	247,964	762,538
Navitas Ltd.	622,630	2,545,220
NIB Holdings Ltd.	680,859	2,139,403
Nine Entertainment Co. Holdings Ltd.	3,524,754	2,755,758
Northern Star Resources Ltd.	495,467	1,822,488
Nufarm Ltd.	199,806	1,096,476
Orora Ltd.	1,350,459	2,775,323
OZ Minerals Ltd.	342,101	1,439,215
Pact Group Holdings Ltd.	475,279	2,133,973
Peet Ltd.	518,683	361,108
Perpetual Ltd.	87,219	2,670,467
Premier Investments Ltd.	191,999	2,038,645
Primary Health Care Ltd.	624,374	1,836,390
Programmed Maintenance Services Ltd.	356,864	466,340
Qube Holdings Ltd.	742,032	1,221,063
RCG Corp., Ltd.	636,093	700,980
RCR Tomlinson Ltd.	383,426	485,348
Regis Healthcare Ltd.	581,304	2,030,015
Retail Food Group Ltd.	203,520	838,022
Sandfire Resources NL	105,901	412,406
Select Harvests Ltd.	201,309	1,010,290
Servcorp Ltd.	163,430	840,878
Seven Group Holdings Ltd.	695,440	3,112,126
Seven West Media Ltd.	3,397,144	2,681,284
SG Fleet Group Ltd.	363,699	985,749
Sigma Pharmaceuticals Ltd.	1,412,159	1,188,188
Sims Metal Management Ltd.	145,177	845,333
Slater & Gordon Ltd.	1,811,274	525,983
Southern Cross Media Group Ltd.	1,089,201	1,009,719
Spotless Group Holdings Ltd.	2,896,428	2,415,482
Steadfast Group Ltd.	729,441	1,072,705
Super Retail Group Ltd.	246,916	1,612,396
Tassal Group Ltd.	150,099	444,820
TFS Corp. Ltd.	394,350	414,023
Tox Free Solutions Ltd.	202,768	391,041
Village Roadshow Ltd.	267,040	1,039,923
Virtus Health Ltd.	104,082	532,421
WPP AUNZ Ltd.	611,822	478,341

Total Australia		133,745,739

Austria - 1.1%
ams AG	52,283	1,446,342
Austria Technologie & Systemtechnik AG	58,114	696,621
RHI AG	44,730	857,200
S IMMO AG*	99,691	930,314
UNIQA Insurance Group AG	874,495	5,220,947
Verbund AG	123,300	1,741,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Wienerberger AG	40,592	$568,205
Zumtobel Group AG	34,393	416,095

Total Austria		11,876,741

Belgium - 1.6%
Cie d’Entreprises CFE	24,986	2,270,064
Econocom Group S.A./N.V.*	80,718	924,535
Euronav N.V.	675,671	6,188,246
Exmar N.V.	91,336	653,566
Ion Beam Applications	31,595	1,485,802
Ontex Group N.V.	34,736	1,090,552
Rezidor Hotel Group AB	124,379	512,331
Warehouses De Pauw	34,309	3,211,236

Total Belgium		16,336,332

China - 1.7%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	16,000	18,953
China South City Holdings Ltd.	18,740,000	3,623,380
China Travel International Investment Hong Kong Ltd.	8,490,000	2,451,369
CITIC Telecom International Holdings Ltd.	4,664,822	1,755,783
CPMC Holdings Ltd.	930,109	394,442
Dah Chong Hong Holdings Ltd.	2,056,501	967,553
Guotai Junan International Holdings Ltd.	7,410,000	2,512,043
Shenwan Hongyuan HK Ltd.	1,010,000	511,643
Shougang Fushan Resources Group Ltd.	8,430,000	1,499,546
Shun Tak Holdings Ltd.	2,596,000	816,484
Sinotruk Hong Kong Ltd.	1,448,500	623,617
Yuexiu Property Co., Ltd.	23,830,000	2,918,103

Total China		18,092,916

Denmark - 1.1%
Alm Brand A/S	151,354	1,008,002
FLSmidth & Co. A/S	25,408	902,605
Matas A/S	41,429	702,155
NKT Holding A/S	19,305	972,341
Per Aarsleff Holding A/S	22,403	486,745
Schouw & Co.	22,378	1,238,061
SimCorp A/S	28,830	1,410,332
Spar Nord Bank A/S	276,239	2,206,843
Sydbank A/S	126,341	3,154,375

Total Denmark		12,081,459

Finland - 2.7%
Aktia Bank Oyj	74,114	674,339
Cargotec Oyj Class B	37,518	1,518,007
Caverion Corp.	198,799	1,269,920
Citycon Oyj	415,735	944,967
Cramo Oyj	49,171	1,011,136
F-Secure Oyj	173,982	516,072
HKScan Oyj Class A	151,382	521,351
Kemira Oyj	199,453	2,362,066
Konecranes Oyj	93,743	2,359,897
Lassila & Tikanoja Oyj	68,291	1,263,200
Metsa Board Oyj	393,028	1,986,686
Oriola-KD Oyj Class B	94,994	430,577
PKC Group Oyj	33,822	636,137
Raisio Oyj Class V	184,042	791,265
Ramirent Oyj	170,712	1,306,705
Sanoma Oyj	274,775	1,604,147
Suominen Oyj	92,001	410,878
Technopolis Oyj	87,150	343,708
Tieto Oyj	112,250	3,060,238
Tikkurila Oyj	64,295	1,161,427
Uponor Oyj	66,361	1,045,402
Valmet Oyj	138,692	1,841,254
YIT Oyj	137,901	988,147

Total Finland		28,047,526

France - 2.3%
Albioma S.A.	26,497	407,700
Alten S.A.	28,991	1,711,830
Bourbon Corp.(a)	148,546	1,726,183
Coface S.A.	339,292	2,303,081
Gaztransport Et Technigaz S.A.	111,778	3,403,145
IPSOS	28,341	804,767
Jacquet Metal Service	35,458	467,584
Metropole Television S.A.	181,905	3,031,309
Neopost S.A.	149,306	3,446,808
Rallye S.A.	194,793	3,369,429
Saft Groupe S.A.	37,734	1,531,777
Tarkett S.A.	51,496	1,685,104

Total France		23,888,717

Germany - 4.0%
Aareal Bank AG	111,014	3,485,949
alstria office REIT-AG*	170,906	2,304,997
AURELIUS SE & Co. KGaA	44,190	2,587,684
Aurubis AG	45,668	2,071,503
BayWa AG	21,574	646,047
Bechtle AG	16,298	1,709,593
Bertrandt AG	6,669	651,985
Borussia Dortmund GmbH & Co. KGaA	167,369	748,403
Capital Stage AG	100,345	658,836
Comdirect Bank AG	73,685	749,840
CompuGroup Medical SE	33,329	1,388,136
CropEnergies AG*	90,734	514,085
Drillisch AG	84,619	3,237,616
Elmos Semiconductor AG	41,863	515,305
ElringKlinger AG	56,937	1,115,803
Gerry Weber International AG	29,896	348,404
Grammer AG	17,860	718,264
Hamburger Hafen und Logistik AG	95,314	1,423,678
Indus Holding AG	26,081	1,211,141
Jenoptik AG	44,356	729,057
Leoni AG	41,798	1,142,545
MLP AG	154,905	551,898
NORMA Group SE	21,516	1,016,244
Pfeiffer Vacuum Technology AG	13,004	1,215,842
RHOEN-KLINIKUM AG	79,460	2,324,308
SHW AG	12,247	364,431
Sixt SE	39,407	2,012,748
Takkt AG	49,509	973,535
TLG Immobilien AG	70,377	1,476,138
VTG AG	25,444	734,942
Wacker Neuson SE	79,646	1,232,121
Wuestenrot & Wuerttembergische AG	102,091	1,843,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Zeal Network SE	27,422	$968,617

Total Germany		42,672,737

Hong Kong - 1.4%
Chong Hing Bank Ltd.	299,428	609,821
Chu Kong Shipping Enterprises Group Co., Ltd.	520,141	134,092
Dah Sing Financial Holdings Ltd.	345,829	2,126,341
Fountain SET Holdings Ltd.	2,000,000	232,020
Goldlion Holdings Ltd.	170,000	63,767
Hong Kong Aircraft Engineering Co., Ltd.	91,600	585,639
Hong Kong Ferry Holdings Co., Ltd.	541,000	605,299
Hongkong & Shanghai Hotels Ltd. (The)	830,870	841,800
Kowloon Development Co., Ltd.	1,151,000	1,097,893
Lai Sun Development Co., Ltd.	29,066,728	445,858
Lippo China Resources Ltd.	15,210,000	419,562
Melco International Development Ltd.	372,745	346,898
Miramar Hotel & Investment	319,000	538,660
Television Broadcasts Ltd.	1,527,500	5,217,712
Tradelink Electronic Commerce Ltd.	1,446,000	290,768
Vitasoy International Holdings Ltd.	608,364	1,104,127

Total Hong Kong		14,660,257

Ireland - 0.6%
C&C Group PLC	291,271	1,141,293
Greencore Group PLC	340,741	1,400,670
Irish Continental Group PLC	315,361	1,471,470
Origin Enterprises PLC	124,516	751,276
UDG Healthcare PLC	199,168	1,576,187

Total Ireland		6,340,896

Israel - 2.7%
Africa Israel Properties Ltd.	96,723	1,494,383
Amot Investments Ltd.	288,015	1,174,167
Avgol Industries 1953 Ltd.	370,740	411,741
B Communications Ltd.	129,058	3,083,102
Delek Automotive Systems Ltd.	168,406	1,408,522
Delek Group Ltd.	21,264	4,133,976
Direct Insurance Financial Investments Ltd.	78,270	562,367
El Al Israel Airlines	1,364,361	907,307
First International Bank of Israel Ltd.	87,218	1,067,832
Gazit-Globe Ltd.	351,970	3,143,977
Harel Insurance Investments & Financial Services Ltd.	277,434	968,941
Industrial Buildings Corp., Ltd.	844,038	849,057
Inrom Construction Industries Ltd.	375,785	1,139,718
Matrix IT Ltd.	172,402	1,098,581
Maytronics Ltd.	195,853	579,763
Melisron Ltd.	50,178	2,016,970
Migdal Insurance & Financial Holding Ltd.*	714,422	407,754
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,199	308,705
Sella Capital Real Estate Ltd.	803,417	1,257,979
Shikun & Binui Ltd.	596,800	1,015,820
Shufersal Ltd.	159,343	533,336
Strauss Group Ltd.	31,150	489,198

Total Israel		28,053,196

Italy - 4.8%
Anima Holding SpA(b)	565,707	2,645,866
Ansaldo STS SpA	98,805	1,124,018
Ascopiave SpA	647,430	1,942,007
Astaldi SpA	192,938	779,356
ASTM SpA	51,684	561,551
Autogrill SpA	108,790	876,236
Banca IFIS SpA	71,434	1,440,376
Banca Popolare di Sondrio SCARL	565,192	1,447,937
Banco Popolare	712,742	1,697,663
BasicNet SpA	146,421	455,140
Biesse SpA	43,493	545,033
Cairo Communication SpA	182,410	911,917
Cementir Holding SpA	68,321	272,485
Cerved Information Solutions SpA	128,044	1,006,422
Cofide SpA	1,187,536	454,100
Credito Emiliano SpA	248,874	1,502,704
Credito Valtellinese	3,100,722	1,415,446
Datalogic SpA	47,888	769,821
ERG SpA	185,821	2,113,922
Esprinet SpA	55,847	319,833
Geox SpA	170,363	527,670
Immobiliare Grande Distribuzione SIIQ SpA	1,230,342	1,003,266
Industria Macchine Automatiche SpA	53,274	3,198,934
Interpump Group SpA	89,033	1,390,691
Iren SpA	1,608,911	2,484,512
La Doria SpA*	30,315	379,893
Maire Tecnimont SpA	196,133	492,876
MARR SpA	107,903	2,039,070
OVS SpA(b)	178,246	1,036,647
Piaggio & C. SpA	429,321	752,633
RAI Way SpA(b)	181,361	816,006
Salini Impregilo SpA	107,935	304,332
Saras SpA	3,450,879	5,976,819
Societa Cattolica di Assicurazioni SCRL	375,259	2,363,788
Societa Iniziative Autostradali e Servizi SpA	246,188	2,118,276
Tod’s SpA	43,878	2,351,031
Trevi Finanziaria Industriale SpA	333,542	457,998
Zignago Vetro SpA	111,423	678,344

Total Italy		50,654,619

Japan - 26.4%
Accordia Golf Co., Ltd.	71,000	741,905
Adastria Co., Ltd.	29,900	1,177,464
ADEKA Corp.	72,101	867,264
Aderans Co., Ltd.	78,100	384,448
Advantest Corp.	54,900	607,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Aeon Delight Co., Ltd.	39,600	$1,075,017
Ai Holdings Corp.	34,400	800,398
Aica Kogyo Co., Ltd.	35,600	806,804
Aichi Steel Corp.	206,940	911,754
Akita Bank Ltd. (The)	235,000	668,876
Alinco, Inc.	46,700	437,912
Alpen Co., Ltd.	40,400	660,010
Alpine Electronics, Inc.	55,300	535,805
Amano Corp.	71,600	1,239,513
Aoyama Trading Co., Ltd.	36,601	1,341,454
Arcs Co., Ltd.	37,800	897,561
Ariake Japan Co., Ltd.	27,200	1,614,660
Asahi Broadcasting Corp.	57,300	346,291
ASKUL Corp.	25,488	936,639
Autobacs Seven Co., Ltd.	53,403	754,794
Awa Bank Ltd. (The)	76,000	394,853
Axell Corp.	16,100	105,931
Azbil Corp.	68,200	1,997,670
Bando Chemical Industries Ltd.	142,000	683,770
Bank of Saga Ltd. (The)	171,000	370,036
Belluna Co., Ltd.	149,600	835,567
Benesse Holdings, Inc.	70,500	1,649,971
Calsonic Kansei Corp.	132,000	993,313
Capcom Co., Ltd.	41,900	962,242
Central Glass Co., Ltd.	232,000	992,767
Chiyoda Co., Ltd.	31,400	690,500
Chiyoda Integre Co., Ltd.	32,400	596,269
Chugoku Bank Ltd. (The)	83,700	846,872
Citizen Holdings Co., Ltd.	153,707	743,139
CKD Corp.	51,500	380,013
Cleanup Corp.	3,200	23,519
COMSYS Holdings Corp.	80,600	1,299,468
CONEXIO Corp.	64,500	805,386
Cosmo Energy Holdings Co., Ltd.	45,300	549,305
Daido Steel Co., Ltd.	125,911	428,336
Daifuku Co., Ltd.	62,100	1,100,476
Daiichikosho Co., Ltd.	44,201	1,850,505
Daikyonishikawa Corp.	24,800	311,602
Daio Paper Corp.	49,100	531,729
Daishi Bank Ltd. (The)	203,907	645,967
Daiwabo Holdings Co., Ltd.	468,000	989,921
DCM Holdings Co., Ltd.	121,600	1,037,138
Denka Co., Ltd.	395,000	1,582,464
Denyo Co., Ltd.	48,500	498,757
Dexerials Corp.	112,300	782,674
DIC Corp.	67,000	1,388,459
DMG Mori Co., Ltd.	62,100	588,373
Doshisha Co., Ltd.	36,500	697,339
Doutor Nichires Holdings Co., Ltd.	36,700	638,914
Dowa Holdings Co., Ltd.	172,000	876,850
Dynam Japan Holdings Co., Ltd.	1,283,936	1,823,803
Eagle Industry Co., Ltd.	57,200	657,920
Earth Chemical Co., Ltd.	27,800	1,335,939
Ebara Corp.	317,000	1,733,473
EDION Corp.	109,400	898,959
Eighteenth Bank Ltd. (The)	220,393	534,924
Endo Lighting Corp.	53,500	480,295
Enplas Corp.	20,600	539,949
Exedy Corp.	17,570	373,356
Fancl Corp.	49,600	685,088
FIDEA Holdings Co., Ltd.	643,300	840,259
Fields Corp.	28,597	351,504
Financial Products Group Co., Ltd.	35,500	360,917
Foster Electric Co., Ltd.	31,985	498,217
France Bed Holdings Co., Ltd.	118,700	1,084,140
Fudo Tetra Corp.	352,700	529,445
Fuji Corp., Ltd.	133,100	843,308
Fuji Oil Holdings, Inc.	46,900	868,603
Fujikura Ltd.	141,000	643,221
Fujimi, Inc.	50,641	736,489
Fujimori Kogyo Co., Ltd.	31,300	587,924
Fujitec Co., Ltd.	57,500	492,105
Fujitsu General Ltd.	41,000	904,406
Fukuyama Transporting Co., Ltd.	80,000	421,094
Funai Soken Holdings, Inc.	102,600	1,385,135
Furukawa Co., Ltd.	284,164	396,096
Fuso Pharmaceutical Industries Ltd.	290,000	774,539
Geo Holdings Corp.	105,700	1,415,653
Glory Ltd.	14,877	401,834
GMO Click Holdings, Inc.	73,300	495,145
GMO Internet, Inc.	66,288	682,975
Godo Steel Ltd.	319,000	469,529
GS Yuasa Corp.	148,000	562,628
Gulliver International Co., Ltd.	63,540	517,784
Gunma Bank Ltd. (The)	400,000	1,442,636
Gunze Ltd.	265,000	738,766
H-One Co., Ltd.	65,600	309,488
H2O Retailing Corp.	66,800	896,614
Hachijuni Bank Ltd. (The)	409,000	1,770,114
Hakuto Co., Ltd.	15,400	127,896
Hanwa Co., Ltd.	244,000	1,260,552
Happinet Corp.	112,600	938,425
Heiwa Corp.	39,419	794,989
Heiwado Co., Ltd.	58,300	1,128,039
Hiroshima Bank Ltd. (The)	452,000	1,498,002
Hitachi Koki Co., Ltd.	98,700	585,908
Hitachi Kokusai Electric, Inc.	60,500	1,003,714
Hitachi Transport System Ltd.	20,031	327,049
Hokuetsu Bank Ltd. (The)	367,000	618,881
Hokuetsu Industries Co., Ltd.	116,582	651,150
Hokuetsu Kishu Paper Co., Ltd.	192,500	1,319,110
Hokuhoku Financial Group, Inc.	1,453,000	1,642,928
Horiba Ltd.	25,500	1,113,559
Hosokawa Micron Corp.	126,000	647,256
Hyakugo Bank Ltd. (The)	185,000	634,760
Hyakujushi Bank Ltd. (The)	233,000	674,539
Ibiden Co., Ltd.	75,900	850,814
IBJ Leasing Co., Ltd.	44,100	756,995
Ichiyoshi Securities Co., Ltd.	122,700	873,097
Idec Corp.	59,600	524,601
Iino Kaiun Kaisha Ltd.	177,400	650,184
Imasen Electric Industrial	44,100	362,807
Inaba Denki Sangyo Co., Ltd.	31,200	1,059,869
Inabata & Co., Ltd.	53,200	478,639
Internet Initiative Japan, Inc.	17,400	354,649
IT Holdings Corp.	47,700	1,090,326
Itochu Enex Co., Ltd.	152,701	1,342,590
Iwatani Corp.	95,000	537,089
Iyo Bank Ltd. (The)	174,500	1,059,689
J-Oil Mills, Inc.	210,000	693,927
Japan Aviation Electronics Industry Ltd.	38,000	516,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Japan Radio Co., Ltd.	188,000	$472,795
Japan Steel Works Ltd. (The)	124,000	562,043
Japan Wool Textile Co., Ltd. (The)	78,800	543,051
Juroku Bank Ltd. (The)	200,969	528,917
K’s Holdings Corp.	61,801	1,148,791
kabu.com Securities Co., Ltd.	464,501	1,489,627
Kadokawa Dwango*	28,700	375,990
Kaga Electronics Co., Ltd.	50,400	567,915
Kandenko Co., Ltd.	143,000	1,169,480
Kasai Kogyo Co., Ltd.	40,800	366,281
Kato Sangyo Co., Ltd.	38,000	889,716
Kato Works Co., Ltd.	202,000	771,849
Kawasaki Kisen Kaisha Ltd.	545,000	1,274,978
Keihin Corp.	25,900	394,597
Kintetsu World Express, Inc.	51,400	618,764
Kitagawa Iron Works Co., Ltd.	408,000	664,158
Kitano Construction Corp.	151,000	372,385
Kito Corp.	60,700	478,074
Kiyo Bank Ltd. (The)	42,050	517,274
Koa Corp.	72,400	508,120
Kohnan Shoji Co., Ltd.	59,600	1,099,164
Kokuyo Co., Ltd.	105,800	1,502,589
Konoike Transport Co., Ltd.	40,400	417,822
Kurabo Industries Ltd.	301,955	532,741
Kuroda Electric Co., Ltd.	35,300	602,154
KYB Corp.	132,798	425,875
Kyoei Steel Ltd.	32,500	492,616
KYORIN Holdings, Inc.	35,490	691,534
Kyosan Electric Manufacturing Co., Ltd.	240,000	779,023
Kyoto Kimono Yuzen Co., Ltd.	34,200	270,360
Kyowa Exeo Corp.	75,700	940,070
Kyudenko Corp.	28,500	841,749
Lintec Corp.	43,730	851,667
Macnica Fuji Electronics Holdings, Inc.	49,500	508,558
Maeda Road Construction Co., Ltd.	51,000	865,494
Mandom Corp.	22,630	1,035,655
Marubun Corp.	56,500	320,528
Maruha Nichiro Corp.	39,300	1,067,256
Marusan Securities Co., Ltd.	87,883	750,419
Matsui Securities Co., Ltd.	233,940	1,920,046
Max Co., Ltd.	58,547	665,424
MegaChips Corp.	34,900	383,733
Megmilk Snow Brand Co., Ltd.	37,600	1,310,264
Meidensha Corp.	98,000	316,191
Meitec Corp.	37,200	1,256,438
Micronics Japan Co., Ltd.	45,700	401,362
Minato Bank Ltd. (The)	289,219	428,514
Ministop Co., Ltd.	35,700	579,747
Miraca Holdings, Inc.	19,800	853,066
Miroku Jyoho Service Co., Ltd.	3,900	55,236
Mitsubishi Shokuhin Co., Ltd.	31,700	829,039
Mitsubishi Steel Manufacturing Co., Ltd.	400,000	600,448
Mitsui Engineering & Shipbuilding Co., Ltd.	452,000	616,824
Mitsui Matsushima Co., Ltd.	516,000	513,032
Mitsui Mining & Smelting Co., Ltd.	390,642	643,518
Miyazaki Bank Ltd. (The)	172,646	427,450
Mochida Pharmaceutical Co., Ltd.	15,200	1,222,341
Morinaga Milk Industry Co., Ltd.	229,000	1,589,317
Musashino Bank Ltd. (The)	19,345	435,211
NAC Co., Ltd.	46,700	382,832
Nachi-Fujikoshi Corp.	269,000	810,225
Nagaileben Co., Ltd.	32,300	774,520
Nagase & Co., Ltd.	85,700	938,949
NDS Co., Ltd.	136,444	335,158
NEC Networks & System Integration Corp.	21,301	375,815
NHK Spring Co., Ltd.	120,700	971,812
Nichias Corp.	131,000	996,004
Nichiha Corp.	54,901	861,056
Nichireki Co., Ltd.	74,000	458,758
Nihon Nohyaku Co., Ltd.	121,800	544,948
Nihon Parkerizing Co., Ltd.	58,501	609,587
Nihon Unisys Ltd.	66,600	817,974
Nikkon Holdings Co., Ltd.	52,400	934,711
Nippo Corp.	45,000	763,232
Nippon Denko Co., Ltd.	313,100	476,105
Nippon Electric Glass Co., Ltd.	292,000	1,209,670
Nippon Flour Mills Co., Ltd.	228,194	1,775,015
Nippon Kayaku Co., Ltd.	84,699	834,688
Nippon Koei Co., Ltd.	166,000	501,608
Nippon Light Metal Holdings Co., Ltd.	448,600	988,241
Nippon Paper Industries Co., Ltd.	48,138	838,509
Nippon Steel & Sumikin Bussan Corp.	280,736	900,304
Nippon Synthetic Chemical Industry Co., Ltd. (The)	84,000	424,954
Nippon Thompson Co., Ltd.	117,500	353,909
Nippon Valqua Industries Ltd.	76,000	193,352
Nipro Corp.	183,191	2,260,647
Nishi-Nippon City Bank Ltd. (The)	522,033	910,848
Nishi-Nippon Railroad Co., Ltd.	231,001	1,195,648
Nishimatsu Construction Co., Ltd.	196,000	909,406
Nishio Rent All Co., Ltd.	17,300	351,093
Nisshin Steel Co., Ltd.	74,200	940,248
Nisshinbo Holdings, Inc.	94,100	846,616
Nitta Corp.	22,300	501,255
Noevir Holdings Co., Ltd.	30,800	936,699
NOF Corp.	93,000	766,010
Noritake Co., Ltd.	264,000	599,591
North Pacific Bank Ltd.	482,600	1,303,053
NS Solutions Corp.	71,400	1,094,768
NS United Kaiun Kaisha Ltd.	470,000	590,993
NSD Co., Ltd.	75,800	1,202,870
NTN Corp.	410,000	1,087,046
Obara Group, Inc.	12,500	462,399
Ogaki Kyoritsu Bank Ltd. (The)	255,000	700,946
Ohsho Food Service Corp.	22,300	802,096
Oita Bank Ltd. (The)	282,000	808,149
Okamura Corp.	56,800	561,965
Okasan Securities Group, Inc.	302,000	1,333,522
OKUMA Corp.	86,000	557,462
Okumura Corp.	163,000	896,111
Okuwa Co., Ltd.	69,000	718,988
Onoken Co., Ltd.	63,600	713,555
Onward Holdings Co., Ltd.	169,000	1,050,999
OSG Corp.	40,200	664,579
Paltac Corp.	76,276	1,539,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
PanaHome Corp.	117,000	$920,353
Paramount Bed Holdings Co., Ltd.	20,600	1,042,148
Plenus Co., Ltd.	44,800	727,088
Press Kogyo Co., Ltd.	122,400	403,267
Raysum Co., Ltd.	63,100	433,624
Relo Holdings, Inc.	8,199	1,441,758
Rengo Co., Ltd.	232,000	1,497,066
Resorttrust, Inc.	45,600	978,762
Riken Corp.	147,000	449,927
Riso Kagaku Corp.	37,300	489,019
Rohto Pharmaceutical Co., Ltd.	41,600	630,549
Roland DG Corp.	33,400	592,533
Round One Corp.	107,400	860,540
Ryobi Ltd.	212,000	872,054
Ryoden Corp.	52,001	318,322
Ryosan Co., Ltd.	30,886	734,291
Sac’s Bar Holdings, Inc.	45,000	439,078
Saibu Gas Co., Ltd.	380,000	922,312
Saizeriya Co., Ltd.	40,301	716,925
San-Ai Oil Co., Ltd.	81,000	457,939
San-In Godo Bank Ltd. (The)	80,187	519,000
Sanden Holdings Corp.	138,000	369,919
Sangetsu Co., Ltd.	56,600	1,057,078
Sanko Metal Industrial Co., Ltd.	125,000	348,475
Sankyu, Inc.	266,000	1,418,286
Sanoh Industrial Co., Ltd.	155,600	826,611
Sanrio Co., Ltd.	60,373	1,071,048
Sanshin Electronics Co., Ltd.	51,300	414,040
Sanwa Holdings Corp.	190,500	1,713,924
Sanyo Chemical Industries Ltd.	90,000	694,805
Sanyo Denki Co., Ltd.	119,000	533,580
Sapporo Holdings Ltd.	49,800	1,438,321
Sato Holdings Corp.	19,200	356,152
SBI Holdings, Inc.	205,400	2,020,164
Seiko Holdings Corp.	213,000	635,325
Seino Holdings Co., Ltd.	82,683	753,569
Senko Co., Ltd.	158,600	950,765
Shibusawa Warehouse Co., Ltd. (The)	118,000	315,157
Shiga Bank Ltd. (The)	133,000	566,537
Shinmaywa Industries Ltd.	95,000	584,316
Shinsho Corp.	620,680	1,004,317
Ship Healthcare Holdings, Inc.	44,300	1,368,857
Shoei Co., Ltd.	29,800	437,458
SKY Perfect JSAT Holdings, Inc.	149,901	688,209
Skylark Co., Ltd.	102,600	1,296,126
Space Co., Ltd.	32,200	372,251
St. Marc Holdings Co., Ltd.	17,100	515,884
Star Micronics Co., Ltd.	38,600	402,969
Starts Corp., Inc.	39,700	784,790
Sumco Corp.	178,800	1,127,630
Sumitomo Bakelite Co., Ltd.	278,000	1,281,743
Sumitomo Forestry Co., Ltd.	81,700	1,098,996
Sumitomo Osaka Cement Co., Ltd.	314,000	1,343,659
Sumitomo Riko Co., Ltd.	62,550	496,912
Sumitomo Seika Chemicals Co., Ltd.	61,000	337,138
Sumitomo Warehouse Co., Ltd. (The)	64,000	316,288
T-Gaia Corp.	65,300	914,035
Tabuchi Electric Co., Ltd.	146,300	500,549
Taiho Kogyo Co., Ltd.	40,700	416,958
Taikisha Ltd.	14,300	353,074
Taiyo Holdings Co., Ltd.	30,859	946,014
Taiyo Yuden Co., Ltd.	45,800	394,651
Takara Standard Co., Ltd.	56,000	506,560
Takasago Thermal Engineering Co., Ltd.	99,201	1,167,127
Takiron Co., Ltd.	122,000	543,464
Tamron Co., Ltd.	36,800	489,997
TASAKI & Co., Ltd.	27,200	351,301
Tatsuta Electric Wire and Cable Co., Ltd.	279,200	781,074
TechnoPro Holdings, Inc.	28,700	888,220
Toagosei Co., Ltd.	107,200	980,150
Tocalo Co., Ltd.	38,900	626,404
Toda Corp.	148,000	634,760
Toei Co., Ltd.	67,000	627,615
Toho Bank Ltd. (The)	102,072	314,404
Toho Holdings Co., Ltd.	43,000	1,031,514
TOKAI Holdings Corp.	167,200	1,064,252
Tokai Rika Co., Ltd.	57,922	845,766
Tokai Tokyo Financial Holdings, Inc.	400,200	1,685,217
Tokyo Seimitsu Co., Ltd.	33,700	777,541
Tokyo Tekko Co., Ltd.	151,000	534,292
TOMONY Holdings, Inc.	183,190	546,409
Topcon Corp.	47,800	466,864
Toppan Forms Co., Ltd.	85,700	879,638
Topy Industries Ltd.	181,000	368,740
Toshiba Plant Systems & Services Corp.	26,100	425,120
Towa Bank Ltd. (The)	778,000	599,103
Toyo Ink SC Holdings Co., Ltd.	282,001	1,173,744
Toyo Kohan Co., Ltd.	181,800	430,621
Toyo Tire & Rubber Co., Ltd.	100,500	1,085,427
Toyobo Co., Ltd.	844,694	1,589,102
TPR Co., Ltd.	20,300	388,429
Transcosmos, Inc.	32,000	905,507
TS Tech Co., Ltd.	26,033	631,603
Tsubaki Nakashima Co., Ltd.	31,900	361,942
Tsubakimoto Chain Co.	99,000	604,094
Tsumura & Co.	60,001	1,620,653
UACJ Corp.	221,312	519,897
Ube Industries Ltd.	347,772	569,507
UKC Holdings Corp.	26,600	403,187
Union Tool Co.	15,100	411,096
United Arrows Ltd.	16,058	464,882
Unizo Holdings Co., Ltd.	23,400	921,493
UNY Group Holdings Co., Ltd.	229,300	1,924,430
Valor Holdings Co., Ltd.	50,600	1,340,094
Vital KSK Holdings, Inc.	92,600	873,738
VT Holdings Co., Ltd.	108,600	493,300
Wacoal Holdings Corp.	59,536	584,972
Wacom Co., Ltd.	87,000	337,518
Wowow, Inc.	20,500	476,182
Xebio Holdings Co., Ltd.	32,800	460,715
YAMABIKO Corp.	74,200	533,048
Yamanashi Chuo Bank Ltd. (The)	169,000	591,393
Yamato Kogyo Co., Ltd.	19,200	433,071
Yamazen Corp.	90,200	714,812
Yorozu Corp.	25,900	360,010
Yuasa Trading Co., Ltd.	19,548	399,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Zenrin Co., Ltd.	44,300	$860,177

Total Japan		277,928,540

Netherlands - 1.6%
Accell Group	45,350	936,845
Arcadis N.V.	125,706	1,895,790
BE Semiconductor Industries N.V.	75,995	2,065,497
Beter Bed Holding N.V.	36,008	790,061
BinckBank N.V.	238,640	1,193,026
Brunel International N.V.	140,782	2,583,756
Corbion N.V.	67,839	1,628,276
Flow Traders(b)	82,852	2,849,694
IMCD Group N.V.	10,349	409,013
Refresco Group N.V.(b)	53,152	790,078
TKH Group N.V. CVA	44,069	1,488,336

Total Netherlands		16,630,372

New Zealand - 3.9%
Air New Zealand Ltd.	2,411,586	3,598,228
EBOS Group Ltd.	258,435	3,011,179
Fonterra Co-operative Group Ltd.	217,677	848,012
Freightways Ltd.	249,891	1,151,481
Genesis Energy Ltd.	3,729,441	5,684,071
Heartland Bank Ltd.	1,268,284	1,065,861
Infratil Ltd.	1,077,820	2,452,557
Kathmandu Holdings Ltd.	741,734	808,242
Kiwi Property Group Ltd.	2,353,802	2,497,803
Mainfreight Ltd.	83,416	987,970
New Zealand Refining Co., Ltd. (The)	329,292	569,888
Nuplex Industries Ltd.	370,501	1,385,322
Restaurant Brands New Zealand Ltd.	286,903	1,103,394
Skellerup Holdings Ltd.	638,436	572,915
SKY Network Television Ltd.	359,928	1,222,745
SKYCITY Entertainment Group Ltd.	1,047,516	3,416,867
Trade Me Group Ltd.	945,781	3,118,699
TrustPower Ltd.	640,854	3,514,405
Z Energy Ltd.	790,220	4,553,009

Total New Zealand		41,562,648

Norway - 3.0%
ABG Sundal Collier Holding ASA	1,999,169	1,290,102
AF Gruppen ASA	39,921	696,522
Aker ASA Class A	169,708	4,319,792
Atea ASA	127,856	1,218,520
Austevoll Seafood ASA	587,945	4,900,742
Borregaard ASA	127,647	953,392
Entra ASA(b)	247,007	2,317,180
Kongsberg Gruppen ASA	68,022	995,787
Norway Royal Salmon ASA	32,882	481,366
Ocean Yield ASA	410,023	2,964,453
Protector Forsikring ASA	130,280	1,159,885
Selvaag Bolig ASA	232,126	884,902
SpareBank 1 Nord Norge	83,692	395,059
SpareBank 1 SMN	116,537	650,372
SpareBank 1 SR-Bank ASA	289,780	1,426,746
Sparebanken Vest	101,830	430,784
TGS Nopec Geophysical Co. ASA	77,948	1,268,712
Tomra Systems ASA	145,576	1,543,971
Veidekke ASA	194,179	2,320,509
XXL ASA(b)	105,830	1,201,471

Total Norway		31,420,267

Portugal - 1.2%
Altri, SGPS, S.A.	609,172	1,966,662
CTT-Correios de Portugal S.A.	317,775	2,511,469
Mota-Engil, SGPS, S.A.	344,142	568,899
Navigator Co. S.A. (The)	1,884,781	5,264,055
Pharol, SGPS, S.A.	5,184,880	599,055
REN - Redes Energeticas Nacionais, SGPS, S.A.	340,150	957,194
Semapa-Sociedade de Investimento e Gestao	96,278	1,059,011

Total Portugal		12,926,345

Singapore - 3.1%
Accordia Golf Trust	4,568,600	2,036,674
Asian Pay Television Trust	4,634,817	1,825,138
Boustead Singapore Ltd.	652,800	388,023
China Aviation Oil Singapore Corp., Ltd.	494,300	451,734
Chip Eng Seng Corp., Ltd.	765,660	361,241
CWT Ltd.	661,976	1,057,470
Dyna-Mac Holdings Ltd.*	2,260,600	230,108
First Resources Ltd.	621,894	723,132
GuocoLand Ltd.	69,700	95,806
Ho Bee Land Ltd.	507,800	799,863
Indofood Agri Resources Ltd.	932,200	332,458
Innovalues Ltd.	420,000	316,740
Keppel Infrastructure Trust	3,730,288	1,371,939
Lian Beng Group Ltd.	518,500	169,507
Low Keng Huat Singapore Ltd.	644,100	253,639
M1 Ltd.	2,100,900	4,261,429
OUE Ltd.	1,028,900	1,177,284
Pacc Offshore Services Holdings Ltd.	1,757,593	476,649
Pacific Radiance Ltd.	291,875	54,216
Raffles Medical Group Ltd.	1,114,100	1,249,938
Religare Health Trust	1,597,039	1,168,797
Riverstone Holdings Ltd.	578,000	388,654
Rotary Engineering Ltd.	686,007	191,138
Sembcorp Marine Ltd.	2,809,700	3,235,779
Sheng Siong Group Ltd.	1,649,400	1,084,567
Sinarmas Land Ltd.	1,029,200	355,582
SMRT Corp., Ltd.	1,030,900	1,152,763
Super Group Ltd.	1,159,133	710,517
UMS Holdings Ltd.	2,236,368	972,045
United Engineers Ltd.	854,689	1,390,719
Venture Corp., Ltd.	608,944	3,746,234
Yanlord Land Group Ltd.	1,102,900	930,078

Total Singapore		32,959,861

Spain - 1.2%
Applus Services S.A.	74,549	725,505
Cie Automotive S.A.	89,925	1,500,030
Ence Energia y Celulosa S.A.	599,070	1,430,903
Faes Farma S.A.	289,935	945,373
Obrascon Huarte Lain S.A.*	316,897	1,101,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Papeles y Cartones de Europa S.A.	106,400	$561,474
Pescanova S.A.†*	7,082	0
Sacyr S.A.	802,139	1,300,167
Saeta Yield S.A.	174,133	1,738,562
Tecnicas Reunidas S.A.	99,780	2,966,360

Total Spain		12,270,311

Sweden - 5.5%
Acando AB	535,848	999,256
AddTech AB Class B	45,822	573,268
AF AB Class B	87,766	1,452,805
Alimak Group AB(b)	46,406	438,170
Atrium Ljungberg AB Class B	154,519	2,489,389
Avanza Bank Holding AB	30,117	1,148,133
Betsson AB*	187,556	1,551,769
Bilia AB Class A	102,845	2,518,717
Bravida Holding AB(b)	123,694	737,256
Bulten AB	41,182	397,350
Byggmax Group AB	68,973	523,035
Clas Ohlson AB Class B	86,672	1,475,614
Com Hem Holding AB	152,950	1,288,017
Coor Service Management Holding AB(b)	156,020	754,992
Duni AB	88,222	1,124,550
Dustin Group AB(b)	77,412	513,936
Eltel AB(b)	43,583	469,384
Evolution Gaming Group AB(b)	11,583	346,559
Granges AB	71,111	612,686
Hemfosa Fastigheter AB	165,384	1,688,448
HIQ International AB*	137,012	792,379
Holmen AB Class B	80,170	2,552,889
Indutrade AB	103,956	2,037,968
Inwido AB	40,244	446,485
ITAB Shop Concept AB Class B	63,336	517,665
JM AB	89,835	2,236,147
KNOW IT AB	112,223	804,649
Kungsleden AB	163,108	1,053,993
Loomis AB Class B	71,480	1,735,390
Mekonomen AB	36,358	780,997
Modern Times Group MTG AB Class B	102,711	2,698,487
MQ Holding AB	132,645	500,978
Munksjo Oyj*	32,637	343,726
Mycronic AB	205,644	1,523,028
NetEnt AB*	145,277	1,423,158
Nobia AB	168,247	1,449,601
Nobina AB(b)	168,758	894,312
Nolato AB Class B	43,028	1,124,872
Nordnet AB Class B	346,579	1,063,540
Peab AB	347,916	2,617,778
Platzer Fastigheter Holding AB Class B	124,346	654,553
Ratos AB Class B	617,949	2,991,029
Rottneros AB	554,750	402,671
Scandi Standard AB	94,112	669,237
SkiStar AB	60,795	882,574
Sweco AB Class B	108,599	1,872,640
Thule Group AB (The)(b)	34,267	486,339
Wihlborgs Fastigheter AB	107,223	2,179,211

Total Sweden		57,839,630

Switzerland - 1.4%
Ascom Holding AG Registered Shares	31,013	493,432
Cembra Money Bank AG*	54,168	3,789,314
EFG International AG*	334,405	1,270,066
GAM Holding AG*	305,217	3,242,656
Gategroup Holding AG*	20,562	1,084,877
Implenia AG Registered Shares	20,055	1,321,629
Kudelski S.A. Bearer Shares*	49,146	976,160
Tecan Group AG Registered Shares	6,383	994,600
Valiant Holding AG Registered Shares	14,718	1,414,844

Total Switzerland		14,587,578

United Arab Emirates - 0.0%
Gulf Marine Services PLC	644,887	405,180

United Kingdom - 15.6%
A.G. Barr PLC	67,665	437,981
Abcam PLC	124,880	1,285,435
Acacia Mining PLC	233,368	1,407,280
Assura PLC	1,445,395	1,057,882
AVEVA Group PLC	44,986	1,018,726
BCA Marketplace PLC	178,507	400,895
BGEO Group PLC*	47,374	1,660,501
Big Yellow Group PLC	172,816	1,804,270
Bloomsbury Publishing PLC	344,138	737,220
Bodycote PLC	249,698	1,719,051
Bovis Homes Group PLC	196,822	1,918,084
Brammer PLC	295,957	237,381
Brewin Dolphin Holdings PLC	510,695	1,643,935
Card Factory PLC	733,460	3,126,781
Carillion PLC	691,370	2,160,834
Chesnara PLC	336,086	1,235,519
Cineworld Group PLC	257,559	1,879,905
Clarkson PLC	28,865	851,609
Clinigen Healthcare Ltd.	48,997	396,270
Computacenter PLC	117,898	1,162,345
Concentric AB	44,099	502,267
Connect Group PLC	471,958	933,752
Costain Group PLC	178,409	753,055
Countrywide PLC	363,672	1,194,001
Cranswick PLC	53,093	1,481,243
Crest Nicholson Holdings PLC	289,770	1,379,018
Dairy Crest Group PLC	217,027	1,559,404
Dart Group PLC	166,078	1,170,009
Darty PLC	575,124	1,296,240
De La Rue PLC	82,336	562,441
Debenhams PLC	2,370,763	1,752,588
Dechra Pharmaceuticals PLC	81,659	1,279,376
Devro PLC	128,110	443,985
DFS Furniture PLC	321,852	900,087
Dignity PLC	8,631	296,525
Diploma PLC	103,838	1,156,987
Drax Group PLC	206,436	893,294
E2V Technologies PLC	269,082	735,605
Electrocomponents PLC	597,003	2,076,588
Elementis PLC	904,565	2,414,817
EMIS Group PLC	61,360	756,690
Epwin Group PLC	297,701	433,784
esure Group PLC	523,576	2,002,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
Euromoney Institutional Investor PLC	67,871	$848,325
Exova Group PLC	151,529	364,615
FDM Group Holdings PLC	99,021	595,671
Fenner PLC	628,676	1,319,450
Fidessa Group PLC	39,929	1,048,860
Foxtons Group PLC	764,092	1,138,904
Galliford Try PLC	170,083	2,074,724
Genus PLC	41,841	875,352
Go-Ahead Group PLC	55,510	1,451,465
Greggs PLC	96,306	1,248,796
Halfords Group PLC	249,413	1,071,930
Helical Bar PLC	123,752	470,653
Henry Boot PLC	228,798	584,187
Hill & Smith Holdings PLC	129,708	1,542,337
Home Retail Group PLC	642,858	1,313,981
HomeServe PLC	369,915	2,606,028
Hunting PLC	59,231	380,064
Huntsworth PLC	650,449	339,113
Ibstock PLC(b)	244,287	424,532
Indivior PLC	988,887	3,319,402
Interserve PLC	455,204	1,583,665
ITE Group PLC	261,404	499,706
J D Wetherspoon PLC	45,865	432,865
James Fisher & Sons PLC	26,751	496,001
James Halstead PLC	211,467	1,156,198
John Laing Group PLC(b)	218,056	655,869
Johnson Service Group PLC	458,224	545,173
JRP Group PLC	441,670	649,467
Kcom Group PLC	1,071,344	1,510,942
Keller Group PLC	68,962	834,305
Kier Group PLC	163,127	2,296,258
Ladbrokes PLC	689,198	1,028,193
Laird PLC	374,740	1,646,130
Lavendon Group PLC	468,199	696,301
Lookers PLC	227,165	324,931
Low & Bonar PLC	838,976	661,710
LSL Property Services PLC	73,299	239,086
M&C Saatchi PLC	83,103	315,502
Marshalls PLC	215,127	683,870
Marston’s PLC	784,472	1,412,575
McKay Securities PLC	213,807	471,598
Mears Group PLC	98,993	521,065
Melrose Industries PLC	217,597	1,238,437
Millennium & Copthorne Hotels PLC	149,143	798,096
Mitchells & Butlers PLC	430,367	1,332,429
Mitie Group PLC	469,241	1,555,658
MJ Gleeson PLC	54,492	305,949
Morgan Advanced Materials PLC	465,191	1,443,354
N Brown Group PLC	682,159	1,588,548
NCC Group PLC	228,802	806,865
Northgate PLC	242,630	1,058,185
Novae Group PLC	121,514	1,219,112
Numis Corp. PLC	110,126	292,225
OneSavings Bank PLC	252,274	713,937
Oxford Instruments PLC	41,624	395,621
Pagegroup PLC	857,468	3,405,548
Pan African Resources PLC	5,380,559	1,366,619
PayPoint PLC	94,794	1,144,287
Pendragon PLC	1,840,234	685,609
Pets at Home Group PLC	375,253	1,168,817
Photo-Me International PLC	443,278	808,864
Polar Capital Holdings PLC	195,102	803,302
Polypipe Group PLC	167,509	583,103
Poundland Group PLC	288,174	795,502
Premier Farnell PLC	376,760	829,768
PZ Cussons PLC	291,278	1,279,894
QinetiQ Group PLC	472,436	1,404,573
Rank Group PLC	375,365	1,074,328
Redde PLC	551,805	1,158,115
Redrow PLC	265,116	1,114,256
Renishaw PLC	45,739	1,334,771
Restaurant Group PLC (The)	353,417	1,358,760
Ricardo PLC	57,560	568,633
Robert Walters PLC	112,126	389,714
RPS Group PLC	326,583	759,643
RWS Holdings PLC	353,429	1,053,595
Safestore Holdings PLC	171,840	848,110
Savills PLC	165,447	1,355,769
Senior PLC	445,743	1,224,511
Sepura PLC	502,782	270,528
Sepura PLC*	167,594	11,762
Shanks Group PLC†	414,124	432,639
SIG PLC	769,572	1,157,359
Soco International PLC	197,400	375,375
Spire Healthcare Group PLC(b)	115,708	516,626
Spirent Communications PLC	449,936	488,698
SSP Group PLC	142,329	534,646
St. Modwen Properties PLC	67,460	242,045
Stagecoach Group PLC	925,464	2,859,078
SThree PLC	150,643	500,932
Stock Spirits Group PLC	172,246	371,292
Synthomer PLC	293,193	1,272,239
Ted Baker PLC	33,594	1,091,276
Telecom Plus PLC	128,434	1,789,016
Topps Tiles PLC	234,471	332,247
Trinity Mirror PLC	589,984	690,104
TT electronics PLC	221,830	382,540
Tullett Prebon PLC	465,924	1,894,701
Tyman PLC	233,577	780,614
U & I Group PLC	112,234	237,054
Ultra Electronics Holdings PLC	55,239	1,284,877
Unite Group PLC (The)	112,775	934,697
Utilitywise PLC	205,233	338,143
Vedanta Resources PLC	708,550	3,946,940
Vertu Motors PLC	929,883	522,088
Vesuvius PLC	444,299	1,704,011
Victrex PLC	106,616	2,153,542
Virgin Money Holdings UK PLC	225,390	756,266
Wilmington PLC	170,239	574,059
Wireless Group PLC	188,405	781,395
WS Atkins PLC	89,742	1,589,564
Zoopla Property Group PLC(b)	205,374	730,287

Total United Kingdom		164,607,067

TOTAL COMMON STOCKS (Cost: $1,040,497,382)		1,049,588,934

RIGHTS - 0.0%

New Zealand - 0.0%
SKYCITY Entertainment Group Ltd., expiring 7/5/16* (Cost $0)	110,948	14,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(c)	3,597	$183,555
WisdomTree Japan SmallCap Dividend Fund(c)	2,933	163,280

TOTAL EXCHANGE-TRADED FUNDS (Cost: $377,556)		346,835

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(d) (Cost: $973,926)(e)	973,926	973,926
TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,041,848,864)		1,050,923,918
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		2,611,360

NET ASSETS - 100.0%		$1,053,535,278

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $432,640, which represents 0.04% of net assets.
*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(e)

At June 30, 2016, the total market value of the Fund’s securities on loan was $927,667 and the total market value of the collateral held by the Fund was $978,285. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,359.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	JPY	7,225,610	SGD	94,700	$(70)
7/4/2016	SGD	291,102	AUD	290,000	(354)
7/4/2016	SGD	184,942	JPY	14,100,000	29

					$(395)

CURRENCY LEGEND

AUD	Australian dollar

JPY	Japanese yen

SGD	Singapore dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.1%

Japan - 100.1%

Auto Components - 16.1%
Aisin Seiki Co., Ltd.	550	$22,168
Bridgestone Corp.(a)	1,852	59,013
Calsonic Kansei Corp.	711	5,350
Denso Corp.	1,518	52,928
Eagle Industry Co., Ltd.	100	1,150
Exedy Corp.(a)	162	3,442
FCC Co., Ltd.	168	2,710
HI-LEX Corp.	100	2,347
Keihin Corp.	177	2,697
Koito Manufacturing Co., Ltd.	436	19,868
KYB Corp.	1,106	3,547
Mitsuba Corp.	177	1,882
NGK Spark Plug Co., Ltd.	637	9,494
NHK Spring Co., Ltd.	813	6,546
Nifco, Inc.(a)	109	5,674
Nissin Kogyo Co., Ltd.	168	2,139
NOK Corp.	465	7,810
Pacific Industrial Co., Ltd.(a)	200	1,819
Sanden Holdings Corp.	720	1,930
Stanley Electric Co., Ltd.	468	9,886
Sumitomo Electric Industries Ltd.	2,219	28,995
Sumitomo Rubber Industries Ltd.(a)	667	8,862
Tokai Rika Co., Ltd.	224	3,271
Topre Corp.	179	3,781
Toyo Tire & Rubber Co., Ltd.	429	4,633
Toyoda Gosei Co., Ltd.	226	3,990
Toyota Boshoku Corp.	256	5,280
TPR Co., Ltd.	115	2,200
TS Tech Co., Ltd.	190	4,610
Unipres Corp.	163	2,601
Yokohama Rubber Co., Ltd. (The)	449	5,567

Total Auto Components		296,190

Automobiles - 29.3%
Daihatsu Motor Co., Ltd.(a)	682	8,795
Fuji Heavy Industries Ltd.	1,857	62,956
Honda Motor Co., Ltd.	5,230	131,145
Isuzu Motors Ltd.	1,936	23,561
Mazda Motor Corp.	1,836	24,321
Mitsubishi Motors Corp.	2,353	10,757
Nissan Motor Co., Ltd.	7,153	64,000
Nissan Shatai Co., Ltd.	362	3,589
Suzuki Motor Corp.	1,409	37,817
Toyota Motor Corp.	3,257	160,390
Yamaha Motor Co., Ltd.(a)	830	12,467

Total Automobiles		539,798

Building Products - 6.4%
Aica Kogyo Co., Ltd.	250	5,666
Asahi Glass Co., Ltd.(a)	3,538	19,037
Bunka Shutter Co., Ltd.	336	2,676
Central Glass Co., Ltd.	780	3,338
Daikin Industries Ltd.	818	67,886
Nippon Sheet Glass Co., Ltd.*	3,653	2,279
Nitto Boseki Co., Ltd.	966	3,239
Noritz Corp.	176	3,132
Sanwa Holdings Corp.	835	7,512
Takasago Thermal Engineering Co., Ltd.(a)	312	3,671

Total Building Products		118,436

Chemicals - 2.2%
Kansai Paint Co., Ltd.	932	18,669
Nippon Paint Holdings Co., Ltd.	720	17,559
Toyo Ink SC Holdings Co., Ltd.	831	3,459

Total Chemicals		39,687

Construction & Engineering - 2.4%
COMSYS Holdings Corp.	376	6,062
JGC Corp.	1,064	15,070
Kandenko Co., Ltd.	563	4,604
Kyowa Exeo Corp.	379	4,707
Kyudenko Corp.	126	3,721
Mirait Holdings Corp.	319	3,122
Nippon Densetsu Kogyo Co., Ltd.	201	3,354
Taikisha Ltd.	159	3,926

Total Construction & Engineering		44,566

Electrical Equipment - 8.9%
Daihen Corp.	470	2,039
Fuji Electric Co., Ltd.	1,547	6,364
Fujikura Ltd.	602	2,746
Furukawa Electric Co., Ltd.	2,095	4,819
GS Yuasa Corp.	1,167	4,436
Mitsubishi Electric Corp.	6,810	80,188
Nidec Corp.	752	56,604
Nitto Kogyo Corp.	200	2,462
Ushio, Inc.	435	5,067

Total Electrical Equipment		164,725

Machinery - 29.0%
Aida Engineering Ltd.	262	2,130
Amada Holdings Co., Ltd.	1,095	11,015
Asahi Diamond Industrial Co., Ltd.(a)	249	1,913
CKD Corp.	310	2,287
Daifuku Co., Ltd.	338	5,990
DMG Mori Co., Ltd.	416	3,941
Ebara Corp.(a)	1,792	9,799
FANUC Corp.	572	92,192
Fuji Machine Manufacturing Co., Ltd.	400	3,599
Fujitec Co., Ltd.	340	2,910
Furukawa Co., Ltd.	1,714	2,389
Glory Ltd.	231	6,239
Hino Motors Ltd.	800	7,884
Hitachi Construction Machinery Co., Ltd.	358	5,168
Hitachi Zosen Corp.	553	2,652
Hoshizaki Electric Co., Ltd.	188	18,307
IHI Corp.	4,925	13,058
Japan Steel Works Ltd. (The)	703	3,186
JTEKT Corp.	775	8,665
Kawasaki Heavy Industries Ltd.	4,974	13,818
Komatsu Ltd.	2,723	46,967
Kubota Corp.	3,417	45,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

June 30, 2016

Investments	Shares	Value
Kurita Water Industries Ltd.	300	$6,661
Makino Milling Machine Co., Ltd.	399	2,011
Makita Corp.	349	22,997
Meidensha Corp.	1,039	3,352
Minebea Co., Ltd.	1,252	8,360
Mitsubishi Heavy Industries Ltd.	9,325	37,031
Mitsui Engineering & Shipbuilding Co., Ltd.	2,547	3,476
Miura Co., Ltd.	300	6,670
Nabtesco Corp.	428	10,129
Nachi-Fujikoshi Corp.	818	2,464
NGK Insulators Ltd.	1,103	22,008
Nitta Corp.	100	2,248
NSK Ltd.	1,553	11,384
NTN Corp.	2,059	5,459
Obara Group, Inc.	45	1,665
OKUMA Corp.	556	3,604
OSG Corp.(a)	364	6,018
Ryobi Ltd.	600	2,468
Shinmaywa Industries Ltd.	351	2,159
SMC Corp.	162	39,328
Star Micronics Co., Ltd.	149	1,556
Sumitomo Heavy Industries Ltd.	1,327	5,743
Tadano Ltd.	512	4,222
Takeuchi Manufacturing Co., Ltd.	100	1,276
Takuma Co., Ltd.	300	2,649
THK Co., Ltd.	382	6,453
Tsubakimoto Chain Co.	574	3,503

Total Machinery		534,551

Metals & Mining - 5.8%
Daido Steel Co., Ltd.(a)	1,711	5,821
Hitachi Metals Ltd.	598	5,998
JFE Holdings, Inc.	1,622	20,791
Kobe Steel Ltd.	10,606	8,581
Nippon Steel & Sumitomo Metal Corp.	2,700	51,531
Nisshin Steel Co., Ltd.	400	5,069
Sanyo Special Steel Co., Ltd.	720	3,186
Tokyo Steel Manufacturing Co., Ltd.	269	1,463
Yamato Kogyo Co., Ltd.	191	4,308

Total Metals & Mining		106,748

TOTAL COMMON STOCKS (Cost: $2,218,891)		1,844,701

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $125,889)(c)	125,889	125,889

TOTAL INVESTMENTS IN SECURITIES - 106.9% (Cost: $2,344,780)		1,970,590
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.9)%		(127,565)

NET ASSETS - 100.0%		$1,843,025

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $120,439 and the total market value of the collateral held by the Fund was $125,889.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	56,155,994	USD	506,926	$(40,457)
7/5/2016	JPY	73,707,119	USD	665,336	(53,127)
7/5/2016	JPY	73,703,260	USD	665,336	(53,089)
7/5/2016	JPY	73,708,783	USD	665,336	(53,143)
7/5/2016	JPY	73,704,524	USD	665,336	(53,102)
7/5/2016	USD	1,056,090	JPY	112,525,755	40,759
7/5/2016	USD	24,990	JPY	2,606,957	421
7/5/2016	USD	438,309	JPY	44,965,243	(9)
7/5/2016	USD	438,309	JPY	44,963,841	(22)
7/5/2016	USD	438,309	JPY	44,963,884	(22)
7/5/2016	USD	438,309	JPY	44,963,884	(22)
7/5/2016	USD	333,954	JPY	34,261,342	10
8/3/2016	JPY	39,639,223	USD	386,723	(9)
8/3/2016	JPY	39,637,599	USD	386,723	7
8/3/2016	JPY	39,639,842	USD	386,723	(15)
8/3/2016	JPY	39,639,068	USD	386,723	(7)
8/3/2016	JPY	30,203,085	USD	294,647	(23)

					$(211,850)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.0%

Japan - 100.0%

Aerospace & Defense - 0.0%
Jamco Corp.	61,500	$1,108,427

Airlines - 0.7%
Japan Airlines Co., Ltd.	1,540,500	49,432,947

Auto Components - 6.3%
Aisin Seiki Co., Ltd.	852,608	34,365,280
Bridgestone Corp.(a)	3,612,285	115,104,393
Calsonic Kansei Corp.	498,000	3,747,500
Daido Metal Co., Ltd.	160,000	1,520,616
Denso Corp.	3,370,379	117,514,823
Exedy Corp.	83,500	1,774,344
FCC Co., Ltd.	171,800	2,771,508
Keihin Corp.	170,934	2,604,248
Koito Manufacturing Co., Ltd.	142,301	6,484,620
KYB Corp.	1,390,000	4,457,647
Musashi Seimitsu Industry Co., Ltd.	103,400	2,006,720
NGK Spark Plug Co., Ltd.	723,764	10,786,969
NHK Spring Co., Ltd.	993,300	7,997,522
Nifco, Inc.	140,945	7,336,449
Nissin Kogyo Co., Ltd.	355,000	4,519,251
NOK Corp.	653,300	10,972,180
Pacific Industrial Co., Ltd.(a)	525,800	4,781,864
Sanden Holdings Corp.(a)	517,000	1,385,856
Showa Corp.	330,800	1,841,181
Stanley Electric Co., Ltd.	345,507	7,298,115
Sumitomo Electric Industries Ltd.	2,345,783	30,651,351
Sumitomo Riko Co., Ltd.	280,900	2,231,538
Sumitomo Rubber Industries Ltd.(a)	1,176,391	15,629,408
Tachi-S Co., Ltd.	95,000	1,385,320
Tokai Rika Co., Ltd.	242,214	3,536,764
Topre Corp.	168,700	3,563,436
Toyo Tire & Rubber Co., Ltd.	611,500	6,604,367
Toyota Boshoku Corp.	298,736	6,161,667
TPR Co., Ltd.	64,294	1,230,228
TS Tech Co., Ltd.	69,032	1,674,828
Unipres Corp.	40,400	644,652
Yokohama Rubber Co., Ltd. (The)	317,000	3,930,442
Yorozu Corp.	146,600	2,037,739

Total Auto Components		428,552,826

Automobiles - 13.8%
Daihatsu Motor Co., Ltd.	1,096,269	14,137,478
Fuji Heavy Industries Ltd.	3,521,767	119,394,733
Honda Motor Co., Ltd.	6,679,247	167,485,748
Isuzu Motors Ltd.	2,584,300	31,450,420
Mazda Motor Corp.	1,278,515	16,936,367
Mitsubishi Motors Corp.	3,627,001	16,581,182
Nissan Motor Co., Ltd.	22,055,704	197,338,246
Suzuki Motor Corp.	848,436	22,771,893
Toyota Motor Corp.	6,699,275	329,902,888
Yamaha Motor Co., Ltd.	1,174,800	17,646,621

Total Automobiles		933,645,576

Banks - 10.4%
Mitsubishi UFJ Financial Group, Inc.	60,164,522	267,365,295
Mizuho Financial Group, Inc.	142,596,044	206,131,137
Sumitomo Mitsui Financial Group, Inc.	8,065,000	230,024,271

Total Banks		703,520,703

Beverages - 0.9%
Kirin Holdings Co., Ltd.(a)	2,344,445	39,374,976
Suntory Beverage & Food Ltd.	527,500	23,755,239

Total Beverages		63,130,215

Building Products - 1.8%
Aica Kogyo Co., Ltd.	59,900	1,357,515
Asahi Glass Co., Ltd.	4,543,735	24,448,209
Central Glass Co., Ltd.	876,000	3,748,552
Daikin Industries Ltd.	487,349	40,445,359
LIXIL Group Corp.	1,351,400	22,196,208
Nitto Boseki Co., Ltd.	600,000	2,011,892
Noritz Corp.	47,200	840,113
Okabe Co., Ltd.	241,700	1,712,798
Sanwa Holdings Corp.	881,631	7,932,015
TOTO Ltd.	343,100	13,578,185

Total Building Products		118,270,846

Capital Markets - 0.7%
GCA Savvian Corp.	255,600	2,155,122
Monex Group, Inc.(a)	2,408,996	5,400,810
Nomura Holdings, Inc.	11,180,745	39,801,229

Total Capital Markets		47,357,161

Chemicals - 6.1%
ADEKA Corp.	265,300	3,191,151
Asahi Kasei Corp.	4,890,522	33,750,751
Daicel Corp.	1,103,342	11,324,877
Denka Co., Ltd.	1,888,076	7,564,083
DIC Corp.	483,454	10,018,742
Fujimi, Inc.	138,600	2,015,705
Hitachi Chemical Co., Ltd.	679,115	12,531,092
JSR Corp.	1,121,700	14,716,914
Kaneka Corp.	982,000	6,489,872
Kansai Paint Co., Ltd.	338,700	6,784,565
Kuraray Co., Ltd.	1,506,537	17,842,309
Kureha Corp.	1,116,000	3,894,415
Lintec Corp.	237,547	4,626,366
Mitsubishi Chemical Holdings Corp.	5,880,863	26,638,435
Mitsubishi Gas Chemical Co., Inc.	1,281,564	6,633,302
Mitsui Chemicals, Inc.	2,608,079	9,457,115
Nihon Nohyaku Co., Ltd.	494,500	2,212,452
Nippon Kayaku Co., Ltd.	594,000	5,853,728
Nippon Paint Holdings Co., Ltd.	443,600	10,818,669
Nippon Shokubai Co., Ltd.	139,300	7,916,161
Nippon Soda Co., Ltd.	279,000	1,115,021
Nissan Chemical Industries Ltd.	287,853	8,327,787
Nitto Denko Corp.	432,474	27,131,325
NOF Corp.	258,000	2,125,061
Sanyo Chemical Industries Ltd.	643,000	4,963,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2016

Investments	Shares	Value
Shin-Etsu Chemical Co., Ltd.	873,879	$50,785,326
Showa Denko K.K.	876,331	8,208,932
Sumitomo Bakelite Co., Ltd.	935,000	4,310,898
Sumitomo Chemical Co., Ltd.	6,419,485	26,156,007
Taiyo Holdings Co., Ltd.	101,726	3,118,513
Taiyo Nippon Sanso Corp.	871,253	7,932,063
Teijin Ltd.	2,785,000	9,148,504
Tokai Carbon Co., Ltd.	1,118,000	2,778,926
Toray Industries, Inc.	3,010,318	25,510,971
Tosoh Corp.	2,242,614	10,230,464
Toyo Ink SC Holdings Co., Ltd.	1,115,000	4,640,852
Toyobo Co., Ltd.	2,666,513	5,016,444
Ube Industries Ltd.	5,184,000	8,489,248

Total Chemicals		414,271,039

Commercial Services & Supplies - 0.1%
Nissha Printing Co., Ltd.	107,500	1,962,643
Pilot Corp.	28,000	1,198,167

Total Commercial Services & Supplies		3,160,810

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	318,900	5,290,650

Construction & Engineering - 0.6%
Kajima Corp.	2,029,000	14,002,651
Obayashi Corp.	1,418,000	14,996,881
Penta-Ocean Construction Co., Ltd.	364,500	1,915,055
Taikisha Ltd.	192,600	4,755,393
Toa Corp.	1,060,000	1,673,847
Toshiba Plant Systems & Services Corp.	229,400	3,736,499
Toyo Engineering Corp.	655,000	2,158,008

Total Construction & Engineering		43,238,334

Construction Materials - 0.1%
Taiheiyo Cement Corp.	3,898,000	9,157,013

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	52,791	1,849,923

Electrical Equipment - 2.0%
Chiyoda Integre Co., Ltd.	30,400	559,462
Daihen Corp.	370,000	1,604,932
Fuji Electric Co., Ltd.	2,608,869	10,731,482
Fujikura Ltd.	1,105,577	5,043,474
Furukawa Electric Co., Ltd.	1,680,818	3,866,586
GS Yuasa Corp.	1,683,920	6,401,489
Mabuchi Motor Co., Ltd.	214,300	8,940,482
Mitsubishi Electric Corp.	5,614,114	66,106,343
Nidec Corp.	369,758	27,831,867
Nippon Carbon Co., Ltd.	860,000	1,609,514
Nissin Electric Co., Ltd.	94,200	1,384,673
Sanyo Denki Co., Ltd.	283,000	1,268,935

Total Electrical Equipment		135,349,239

Electronic Equipment, Instruments & Components - 4.9%
Alps Electric Co., Ltd.	262,900	4,892,057
Amano Corp.	320,033	5,540,293
Anritsu Corp.	387,400	2,224,180
Canon Electronics, Inc.	149,900	2,060,230
Citizen Holdings Co., Ltd.	1,556,885	7,527,195
Dexerials Corp.	714,700	4,981,095
Enplas Corp.	96,500	2,529,374
Hakuto Co., Ltd.	172,819	1,435,245
Hamamatsu Photonics K.K.	289,600	8,059,343
Hirose Electric Co., Ltd.	63,500	7,743,299
Hitachi High-Technologies Corp.	316,319	8,574,745
Hitachi Ltd.	15,146,028	62,583,110
Horiba Ltd.	90,400	3,947,675
Ibiden Co., Ltd.	609,201	6,828,942
Iriso Electronics Co., Ltd.	12,900	715,479
Japan Aviation Electronics Industry Ltd.	291,000	3,954,128
Keyence Corp.	21,910	14,766,131
Kyocera Corp.	896,918	42,332,361
Marubun Corp.	47,800	271,173
Murata Manufacturing Co., Ltd.	466,156	51,709,282
Nippon Electric Glass Co., Ltd.	2,244,301	9,297,475
Oki Electric Industry Co., Ltd.	4,534,309	6,010,976
Omron Corp.	409,600	13,215,479
Ryosan Co., Ltd.	284,945	6,774,353
Sanshin Electronics Co., Ltd.	199,854	1,613,014
Satori Electric Co., Ltd.	135,600	881,618
Shimadzu Corp.	491,000	7,293,927
Siix Corp.	60,900	2,080,656
Sumida Corp.	143,700	946,888
Tabuchi Electric Co., Ltd.	336,800	1,152,323
Taiyo Yuden Co., Ltd.	334,600	2,883,189
TDK Corp.	301,968	16,689,332
Topcon Corp.(a)	275,400	2,689,841
Vitec Holdings Co., Ltd.	33,400	340,218
Yaskawa Electric Corp.	525,700	6,779,424
Yokogawa Electric Corp.	697,838	7,795,325

Total Electronic Equipment, Instruments & Components		329,119,375

Energy Equipment & Services - 0.0%
Modec, Inc.(a)	128,500	1,959,002

Food & Staples Retailing - 1.3%
Ministop Co., Ltd.	218,500	3,548,309
Seven & I Holdings Co., Ltd.	2,064,724	86,159,308

Total Food & Staples Retailing		89,707,617

Food Products - 0.8%
Ajinomoto Co., Inc.	856,913	20,096,819
Fuji Oil Holdings, Inc.	130,500	2,416,902
Kikkoman Corp.	230,000	8,407,252
Nisshin Oillio Group Ltd. (The)	1,073,909	4,930,414
Sakata Seed Corp.	60,439	1,306,105
Toyo Suisan Kaisha Ltd.	189,400	7,643,201
Yakult Honsha Co., Ltd.	170,187	8,759,015

Total Food Products		53,559,708

Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co., Ltd.	46,600	2,259,821
Hoya Corp.	1,055,357	37,383,442
Nihon Kohden Corp.	87,000	2,429,623
Nipro Corp.	693,200	8,554,354
Olympus Corp.	131,500	4,864,436
Sysmex Corp.	167,960	11,444,004
Terumo Corp.	397,556	16,837,712

Total Health Care Equipment & Supplies		83,773,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2016

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	215,200	$9,271,703

Health Care Technology - 0.1%
M3, Inc.	97,700	3,380,788

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	101,400	1,803,831

Household Durables - 2.3%
Alpine Electronics, Inc.	371,400	3,598,514
Casio Computer Co., Ltd.(a)	823,657	11,753,912
Foster Electric Co., Ltd.	172,096	2,680,665
Fujitsu General Ltd.	157,000	3,463,213
JVC Kenwood Corp.	1,019,800	2,077,573
Nikon Corp.	680,700	9,196,317
Panasonic Corp.	7,944,870	68,227,220
Rinnai Corp.	78,000	6,842,772
Sekisui Chemical Co., Ltd.	1,299,800	15,887,993
Sony Corp.	976,500	28,441,193
Zojirushi Corp.	80,100	1,511,586

Total Household Durables		153,680,958

Household Products - 0.3%
Lion Corp.	221,000	3,629,837
Pigeon Corp.(a)	183,400	5,407,788
Unicharm Corp.	461,200	10,272,366

Total Household Products		19,309,991

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	710,200	6,389,654

Insurance - 1.4%
Tokio Marine Holdings, Inc.	2,944,400	96,635,099

Internet Software & Services - 0.0%
Gree, Inc.	469,500	2,645,199

IT Services - 0.6%
Fujitsu Ltd.	4,975,328	18,137,954
NTT Data Corp.	495,600	23,333,151

Total IT Services		41,471,105

Leisure Products - 0.4%
Shimano, Inc.	101,100	15,304,445
Tomy Co., Ltd.	192,000	1,611,385
Yamaha Corp.	354,907	9,468,569

Total Leisure Products		26,384,399

Machinery - 8.8%
Amada Holdings Co., Ltd.	1,596,093	16,055,834
Daifuku Co., Ltd.	296,600	5,256,056
DMG Mori Co., Ltd.	387,800	3,674,253
Ebara Corp.	1,423,158	7,782,353
FANUC Corp.	748,789	120,686,481
Furukawa Co., Ltd.	998,000	1,391,110
Glory Ltd.	88,100	2,379,619
Hino Motors Ltd.	2,646,110	26,076,783
Hitachi Construction Machinery Co., Ltd.	761,300	10,990,207
Hitachi Koki Co., Ltd.	425,500	2,525,875
Hitachi Zosen Corp.	1,146,000	5,495,974
Hoshizaki Electric Co., Ltd.	57,169	5,566,998
IHI Corp.	1,579,882	4,188,789
Japan Steel Works Ltd. (The)	766,000	3,471,976
JTEKT Corp.	1,476,778	16,511,009
Juki Corp.	193,100	1,710,965
Kato Works Co., Ltd.	349,000	1,333,541
Kawasaki Heavy Industries Ltd.	8,200,510	22,781,415
Kito Corp.	89,200	702,540
Kitz Corp.	524,600	2,474,962
Komatsu Ltd.	3,587,806	61,883,446
Kubota Corp.	2,920,402	38,928,256
Kurita Water Industries Ltd.	354,000	7,860,532
Makino Milling Machine Co., Ltd.	802,000	4,041,661
Makita Corp.	277,169	18,263,597
Meidensha Corp.	319,000	1,029,233
Minebea Co., Ltd.	1,439,401	9,610,973
Mitsubishi Heavy Industries Ltd.	12,202,198	48,456,725
Mitsui Engineering & Shipbuilding Co., Ltd.	3,877,315	5,291,199
Nabtesco Corp.	276,000	6,532,099
NGK Insulators Ltd.	699,875	13,964,754
Nissei ASB Machine Co., Ltd.	61,700	1,021,818
Nitta Corp.	109,300	2,456,826
NSK Ltd.	2,908,266	21,318,024
NTN Corp.	2,625,000	6,959,743
Obara Group, Inc.	77,600	2,870,572
Oiles Corp.	130,900	2,050,456
OKUMA Corp.(a)	658,000	4,265,231
OSG Corp.(a)	447,324	7,395,082
Ryobi Ltd.	655,000	2,694,317
Shima Seiki Manufacturing Ltd.	123,900	2,376,793
Shinmaywa Industries Ltd.	202,000	1,242,441
SMC Corp.	67,451	16,374,570
Sodick Co., Ltd.	324,100	2,476,795
Star Micronics Co., Ltd.	458,100	4,782,387
Sumitomo Heavy Industries Ltd.	2,747,186	11,889,566
Takeuchi Manufacturing Co., Ltd.	91,500	1,167,497
THK Co., Ltd.	467,979	7,905,328
Toshiba Machine Co., Ltd.	1,413,000	4,242,168
Tsubaki Nakashima Co., Ltd.	283,300	3,214,360
Tsubakimoto Chain Co.	723,000	4,411,717
Tsugami Corp.	865,000	3,254,606
Yushin Precision Equipment Co., Ltd.	86,000	1,513,110

Total Machinery		592,802,622

Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.(a)	3,060,725	7,160,289
Nippon Yusen K.K.	2,108,035	3,678,119
NS United Kaiun Kaisha Ltd.	1,439,000	1,809,445

Total Marine		12,647,853

Media - 0.3%
Dentsu, Inc.	487,800	22,680,632

Metals & Mining - 2.1%
Aichi Steel Corp.	910,000	4,009,358
Daido Steel Co., Ltd.	1,923,000	6,541,836
Hitachi Metals Ltd.	1,486,318	14,908,093
JFE Holdings, Inc.	1,159,062	14,856,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2016

Investments	Shares	Value
Mitsubishi Materials Corp.	6,788,000	$16,078,409
Mitsui Mining & Smelting Co., Ltd.	3,383,000	5,572,931
Nippon Steel & Sumitomo Metal Corp.	1,926,000	36,759,021
Nisshin Steel Co., Ltd.	584,700	7,409,202
Sanyo Special Steel Co., Ltd.	963,000	4,261,643
Sumitomo Metal Mining Co., Ltd.	1,719,000	17,233,566
Tokyo Rope Manufacturing Co., Ltd.	556,000	796,686
Topy Industries Ltd.	627,000	1,277,347
Toyo Kohan Co., Ltd.	377,500	894,166
UACJ Corp.	1,779,000	4,179,150
Yamato Kogyo Co., Ltd.	186,800	4,213,424

Total Metals & Mining		138,991,704

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	33,800	8,197,134

Oil, Gas & Consumable Fuels - 0.5%
Idemitsu Kosan Co., Ltd.	444,200	9,577,643
TonenGeneral Sekiyu K.K.	2,678,000	24,276,635

Total Oil, Gas & Consumable Fuels		33,854,278

Paper & Forest Products - 0.1%
Oji Holdings Corp.	2,226,000	8,505,624

Personal Products - 0.9%
Aderans Co., Ltd.	378,500	1,863,169
Kao Corp.	840,480	48,573,993
Mandom Corp.	76,500	3,500,999
Shiseido Co., Ltd.	357,222	9,182,127

Total Personal Products		63,120,288

Pharmaceuticals - 8.4%
Astellas Pharma, Inc.	5,683,404	88,638,721
Chugai Pharmaceutical Co., Ltd.	1,018,600	36,091,344
Daiichi Sankyo Co., Ltd.	2,454,521	59,179,820
Eisai Co., Ltd.	884,277	49,027,854
Hisamitsu Pharmaceutical Co., Inc.	164,400	9,422,673
Kyowa Hakko Kirin Co., Ltd.	944,570	15,983,756
Mitsubishi Tanabe Pharma Corp.	1,708,800	30,698,103
Otsuka Holdings Co., Ltd.	1,449,000	66,652,023
Santen Pharmaceutical Co., Ltd.	741,800	11,569,159
Shionogi & Co., Ltd.	439,377	23,846,877
Sumitomo Dainippon Pharma Co., Ltd.(a)	536,600	9,242,345
Takeda Pharmaceutical Co., Ltd.	3,901,763	168,256,160

Total Pharmaceuticals		568,608,835

Professional Services - 0.6%
Recruit Holdings Co., Ltd.	975,400	35,511,444
Weathernews, Inc.	53,900	1,888,785

Total Professional Services		37,400,229

Road & Rail - 0.3%
Hitachi Transport System Ltd.	75,400	1,231,066
Nippon Express Co., Ltd.	3,615,000	16,420,606

Total Road & Rail		17,651,672

Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp.	445,700	4,930,983
Disco Corp.	130,400	11,681,216
Lasertec Corp.	80,600	975,779
MegaChips Corp.	248,100	2,727,915
Micronics Japan Co., Ltd.	218,200	1,916,349
SCREEN Holdings Co., Ltd.	326,300	3,517,768
Shindengen Electric Manufacturing Co., Ltd.	784,000	2,460,747
Sumco Corp.	1,005,200	6,339,452
Tokyo Electron Ltd.	620,053	51,827,220
Tokyo Seimitsu Co., Ltd.	115,600	2,667,172

Total Semiconductors & Semiconductor Equipment		89,044,601

Software - 0.6%
Capcom Co., Ltd.	170,600	3,917,863
Konami Holdings Corp.	99,700	3,785,276
Nexon Co., Ltd.	388,000	5,699,542
Square Enix Holdings Co., Ltd.	215,900	6,965,874
Trend Micro, Inc.	553,308	19,658,911

Total Software		40,027,466

Specialty Retail - 0.8%
ABC-Mart, Inc.	166,700	11,130,666
Fast Retailing Co., Ltd.	158,400	42,151,477
Honeys Co., Ltd.	104,200	1,138,592

Total Specialty Retail		54,420,735

Technology Hardware, Storage & Peripherals - 5.6%
Brother Industries Ltd.	1,164,043	12,345,051
Canon, Inc.(a)	8,012,697	227,478,117
FUJIFILM Holdings Corp.	987,095	37,948,169
Konica Minolta, Inc.	2,401,238	17,320,559
NEC Corp.	7,996,000	18,472,093
Ricoh Co., Ltd.	3,738,578	32,214,669
Riso Kagaku Corp.	173,000	2,268,106
Seiko Epson Corp.	1,583,000	25,197,768
Wacom Co., Ltd.(a)	1,274,000	4,942,509

Total Technology Hardware, Storage & Peripherals		378,187,041

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	284,892	4,765,325
Descente Ltd.	74,581	799,680
Kurabo Industries Ltd.	1,400,472	2,470,859
Seiko Holdings Corp.	1,363,000	4,065,484
Seiren Co., Ltd.	115,310	1,080,153
Wacoal Holdings Corp.	145,000	1,424,700

Total Textiles, Apparel & Luxury Goods		14,606,201

Tobacco - 3.9%
Japan Tobacco, Inc.	6,588,231	263,490,709

Trading Companies & Distributors - 7.2%
Hanwa Co., Ltd.	1,153,000	5,956,623
Inabata & Co., Ltd.	99,286	893,274
ITOCHU Corp.	7,881,894	95,229,629
Kuroda Electric Co., Ltd.	273,287	4,661,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2016

Investments	Shares	Value
Marubeni Corp.	7,073,478	$31,682,066
MISUMI Group, Inc.	342,400	6,117,743
Mitsubishi Corp.	5,247,900	91,463,546
Mitsui & Co., Ltd.	11,179,889	132,242,863
Nagase & Co., Ltd.	239,200	2,620,731
Nippon Steel & Sumikin Bussan Corp.	1,184,000	3,797,017
Sojitz Corp.	5,351,721	12,572,032
Sumitomo Corp.	7,783,877	77,732,547
Toyota Tsusho Corp.	1,017,310	21,676,963

Total Trading Companies & Distributors		486,646,816

Transportation Infrastructure - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,291,000	6,380,125

Wireless Telecommunication Services - 0.9%
SoftBank Group Corp.	1,020,200	57,568,358

TOTAL COMMON STOCKS (Cost: $7,643,409,785)		6,771,260,453

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $303,405,674)(c)	303,405,674	$303,405,674

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $7,946,815,459)		7,074,666,127
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.5)%		(302,525,800)

NET ASSETS - 100.0%		$6,772,140,327

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $290,490,579 and the total market value of the collateral held by the Fund was $303,405,674.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	USD	114,034	JPY	11,600,638	$(956)
7/5/2016	JPY	65,853,902,149	USD	592,731,056	(49,182,407)
7/5/2016	JPY	65,776,254,380	USD	592,731,056	(48,425,532)
7/5/2016	JPY	47,043,793,697	USD	423,379,325	(35,181,877)
7/5/2016	JPY	56,426,133,678	USD	508,055,191	(41,960,733)
7/5/2016	JPY	56,371,263,717	USD	508,055,191	(41,425,886)
7/5/2016	JPY	28,183,218,541	USD	254,027,595	(20,689,420)
7/5/2016	JPY	46,938,583,935	USD	423,379,325	(34,156,341)
7/5/2016	JPY	28,200,238,389	USD	254,027,595	(20,855,321)
7/5/2016	JPY	46,971,395,832	USD	423,379,325	(34,476,176)
7/5/2016	JPY	56,360,340,530	USD	508,055,191	(41,319,412)
7/5/2016	JPY	56,457,328,266	USD	508,055,191	(42,264,804)
7/5/2016	JPY	56,304,454,459	USD	508,055,191	(40,774,661)
7/5/2016	JPY	56,288,806,359	USD	508,055,191	(40,622,130)
7/5/2016	JPY	56,293,785,300	USD	508,055,191	(40,670,662)
7/5/2016	JPY	56,303,337,292	USD	508,055,196	(40,763,766)
7/5/2016	JPY	56,339,713,490	USD	508,055,191	(41,118,349)
7/5/2016	JPY	56,288,196,693	USD	508,055,191	(40,616,187)
7/5/2016	JPY	47,014,157,144	USD	423,379,325	(34,892,993)
7/5/2016	JPY	5,722,540,074	USD	56,306,202	525,521
7/5/2016	JPY	7,120,083,838	USD	69,299,941	(103,352)
7/5/2016	JPY	1,778,181,020	USD	17,324,985	(7,903)
7/5/2016	USD	147,262,374	JPY	15,967,718,117	8,383,577
7/5/2016	USD	77,962,433	JPY	8,313,360,321	3,072,369
7/5/2016	USD	155,924,867	JPY	16,707,193,574	6,929,150
7/5/2016	USD	95,287,419	JPY	10,206,988,219	4,205,594
7/5/2016	USD	12,993,739	JPY	1,384,475,094	501,486
7/5/2016	USD	173,249,852	JPY	18,425,450,934	6,352,945
7/5/2016	USD	103,949,911	JPY	11,100,800,600	4,255,573
7/5/2016	USD	25,987,478	JPY	2,759,555,715	911,398
7/5/2016	USD	43,312,463	JPY	4,582,800,753	1,358,565
7/5/2016	USD	12,993,739	JPY	1,373,917,681	398,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	USD	83,248,033	JPY	8,684,434,803	$1,403,832
7/5/2016	USD	17,324,985	JPY	1,807,342,435	292,155
7/5/2016	USD	47,643,709	JPY	4,975,885,146	858,924
7/5/2016	USD	54,140,579	JPY	5,664,636,741	1,075,687
7/5/2016	USD	475,242,971	JPY	48,850,224,989	926,490
7/5/2016	USD	261,817,257	JPY	26,859,046,943	(7,656)
7/5/2016	USD	261,817,257	JPY	26,859,308,761	(5,104)
7/5/2016	USD	407,351,118	JPY	41,847,180,352	555,894
7/5/2016	USD	407,351,118	JPY	41,834,959,818	436,774
7/5/2016	USD	407,351,118	JPY	41,878,139,037	857,665
7/5/2016	USD	407,351,118	JPY	41,898,099,241	1,052,228
7/5/2016	USD	339,459,265	JPY	34,909,990,812	827,223
7/5/2016	USD	407,351,118	JPY	41,863,474,396	714,721
7/5/2016	USD	135,783,706	JPY	13,972,143,347	410,303
7/5/2016	USD	9,388	JPY	964,386	12
7/5/2016	USD	135,783,706	JPY	13,957,682,382	269,344
7/5/2016	USD	475,242,978	JPY	48,755,177,113	—
7/5/2016	USD	135,783,706	JPY	13,930,050,398	—
7/5/2016	USD	407,351,118	JPY	41,790,151,195	—
7/5/2016	USD	407,351,118	JPY	41,790,151,195	—
7/5/2016	USD	339,459,265	JPY	34,920,174,590	926,490
7/5/2016	USD	339,459,265	JPY	34,826,144,374	9,927
7/5/2016	USD	407,351,118	JPY	41,896,062,486	1,032,374
7/5/2016	USD	22,000,000	JPY	2,256,320,000	(6,433)
7/5/2016	USD	407,351,118	JPY	41,916,430,042	1,230,908
7/5/2016	USD	407,351,118	JPY	41,790,151,195	—
7/5/2016	USD	246,416,243	JPY	25,279,201,687	(6,245)
7/5/2016	USD	339,459,265	JPY	34,896,412,442	694,867
8/3/2016	JPY	41,840,051,707	USD	407,351,118	(852,739)
8/3/2016	JPY	41,809,500,373	USD	407,351,118	(554,671)
8/3/2016	JPY	41,797,483,515	USD	407,351,118	(437,431)
8/3/2016	JPY	48,806,027,392	USD	475,242,971	(922,995)
8/3/2016	JPY	34,889,283,797	USD	339,459,265	(930,855)
8/3/2016	JPY	34,878,760,560	USD	339,459,265	(828,187)
8/3/2016	JPY	41,825,998,094	USD	407,351,118	(715,628)
8/3/2016	JPY	41,860,622,939	USD	407,351,118	(1,053,438)
8/3/2016	JPY	13,959,651,246	USD	135,783,706	(410,760)
8/3/2016	JPY	13,944,986,606	USD	135,783,706	(267,687)
8/3/2016	JPY	41,753,489,595	USD	407,351,118	(8,214)
8/3/2016	JPY	48,713,355,730	USD	475,242,978	(18,856)
8/3/2016	JPY	41,753,489,595	USD	407,351,118	(8,214)
8/3/2016	JPY	13,918,237,216	USD	135,783,706	(6,712)
8/3/2016	JPY	34,796,611,418	USD	339,459,265	(26,716)
8/3/2016	JPY	41,858,993,534	USD	407,351,118	(1,037,541)
8/3/2016	JPY	41,879,361,090	USD	407,351,118	(1,236,253)
8/3/2016	JPY	41,754,304,297	USD	407,351,118	(16,162)
8/3/2016	JPY	34,865,182,189	USD	339,459,265	(695,712)

					$(649,092,504)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.2%

Japan - 100.2%

Banks - 57.2%
77 Bank Ltd. (The)	14,419	$50,036
Akita Bank Ltd. (The)	3,300	9,393
Aomori Bank Ltd. (The)(a)	11,000	30,451
Aozora Bank Ltd.	28,630	98,792
Ashikaga Holdings Co., Ltd.	5,000	15,937
Awa Bank Ltd. (The)	6,000	31,173
Bank of Iwate Ltd. (The)	400	15,011
Bank of Kyoto Ltd. (The)	9,517	57,794
Bank of Nagoya Ltd. (The)(a)	4,700	14,569
Bank of Okinawa Ltd. (The)(a)	564	16,438
Bank of the Ryukyus Ltd.	700	6,939
Chiba Bank Ltd. (The)	22,781	106,810
Chugoku Bank Ltd. (The)	5,250	53,119
Concordia Financial Group Ltd.*	33,542	130,388
Daishi Bank Ltd. (The)(a)	14,650	46,410
Eighteenth Bank Ltd. (The)	10,000	24,271
Fukuoka Financial Group, Inc.	22,133	72,274
Gunma Bank Ltd. (The)	13,250	47,787
Hachijuni Bank Ltd. (The)	13,009	56,302
Hiroshima Bank Ltd. (The)	16,200	53,689
Hokkoku Bank Ltd. (The)	6,700	18,025
Hokuhoku Financial Group, Inc.	34,800	39,349
Hyakugo Bank Ltd. (The)(a)	5,990	20,553
Hyakujushi Bank Ltd. (The)	12,390	35,869
Iyo Bank Ltd. (The)	8,450	51,314
Japan Post Bank Co., Ltd.	8,786	102,685
Joyo Bank Ltd. (The)	17,746	65,905
Juroku Bank Ltd. (The)	14,750	38,820
Keiyo Bank Ltd. (The)	7,350	27,440
Kiyo Bank Ltd. (The)	1,820	22,389
Kyushu Financial Group, Inc.	10,400	51,295
Minato Bank Ltd. (The)(a)	8,500	12,594
Mitsubishi UFJ Financial Group, Inc.	181,820	807,990
Miyazaki Bank Ltd. (The)	3,600	8,913
Mizuho Financial Group, Inc.	218,380	315,681
Musashino Bank Ltd. (The)	750	16,873
Nanto Bank Ltd. (The)	11,420	36,289
Nishi-Nippon City Bank Ltd. (The)	20,670	36,065
North Pacific Bank Ltd.	8,100	21,871
Ogaki Kyoritsu Bank Ltd. (The)	14,050	38,621
Oita Bank Ltd. (The)	2,800	8,024
Resona Holdings, Inc.	55,950	202,879
San-In Godo Bank Ltd. (The)	3,870	25,048
Senshu Ikeda Holdings, Inc.	7,730	28,708
Seven Bank Ltd.	18,170	55,968
Shiga Bank Ltd. (The)(a)	7,340	31,266
Shinsei Bank Ltd.	49,350	71,194
Shizuoka Bank Ltd. (The)	15,740	110,007
Sumitomo Mitsui Financial Group, Inc.	29,340	836,815
Sumitomo Mitsui Trust Holdings, Inc.	101,610	326,650
Suruga Bank Ltd.	5,900	132,562
Tochigi Bank Ltd. (The)	3,900	13,381
Toho Bank Ltd. (The)	11,000	33,882
Tokyo TY Financial Group, Inc.	600	13,820
TOMONY Holdings, Inc.	9,200	27,441
Yamagata Bank Ltd. (The)(a)	3,300	12,867
Yamaguchi Financial Group, Inc.(a)	5,511	51,839
Yamanashi Chuo Bank Ltd. (The)	8,700	30,445

Total Banks		4,718,920

Capital Markets - 8.7%
Daiwa Securities Group, Inc.	42,330	221,780
kabu.com Securities Co., Ltd.	7,420	23,796
Marusan Securities Co., Ltd.(a)	2,600	22,201
Matsui Securities Co., Ltd.	4,200	34,471
Monex Group, Inc.(a)	9,400	21,074
Nomura Holdings, Inc.	70,790	251,998
Okasan Securities Group, Inc.	7,700	34,000
SBI Holdings, Inc.	7,050	69,339
Tokai Tokyo Financial Holdings, Inc.	8,650	36,425

Total Capital Markets		715,084

Consumer Finance - 4.4%
Acom Co., Ltd.*(a)	13,950	66,901
AEON Financial Service Co., Ltd.	3,550	75,955
Aiful Corp.*	11,800	34,506
Credit Saison Co., Ltd.	4,450	74,304
Hitachi Capital Corp.	1,950	38,320
J Trust Co., Ltd.(a)	2,700	19,739
Jaccs Co., Ltd.	5,400	23,423
Orient Corp.*	17,200	31,017

Total Consumer Finance		364,165

Diversified Financial Services - 4.8%
Century Tokyo Leasing Corp.	1,920	61,480
Fuyo General Lease Co., Ltd.	1,067	42,954
IBJ Leasing Co., Ltd.	1,632	28,014
Japan Exchange Group, Inc.	14,680	167,134
Japan Securities Finance Co., Ltd.(a)	6,360	23,930
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,000	72,229

Total Diversified Financial Services		395,741

Insurance - 25.1%
Dai-ichi Life Insurance Co., Ltd. (The)	31,740	348,679
Japan Post Holdings Co., Ltd.	11,359	137,406
Japan Post Insurance Co., Ltd.	1,567	31,939
MS&AD Insurance Group Holdings, Inc.	14,760	377,165
Sompo Japan Nipponkoa Holdings, Inc.	11,400	299,862
Sony Financial Holdings, Inc.	5,000	55,756
T&D Holdings, Inc.	19,010	159,155
Tokio Marine Holdings, Inc.	20,240	664,276

Total Insurance		2,074,238

TOTAL COMMON STOCKS (Cost: $12,069,035)		8,268,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $293,640)(c)	293,640	$293,640

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $12,362,675)		8,561,788
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.7)%		(307,605)

NET ASSETS - 100.0%		$8,254,183

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $259,589 and the total market value of the collateral held by the Fund was $293,640.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	210,366,250	USD	1,898,998	$(151,555)
7/5/2016	JPY	276,115,992	USD	2,492,431	(199,020)
7/5/2016	JPY	276,101,536	USD	2,492,431	(198,880)
7/5/2016	JPY	276,122,223	USD	2,492,431	(199,081)
7/5/2016	JPY	276,106,272	USD	2,492,431	(198,926)
7/5/2016	USD	183,648	JPY	19,158,159	3,097
7/5/2016	USD	1,978,120	JPY	208,937,738	58,509
7/5/2016	USD	2,038,460	JPY	209,121,534	(40)
7/5/2016	USD	2,038,460	JPY	209,115,011	(103)
7/5/2016	USD	2,038,460	JPY	209,115,215	(101)
7/5/2016	USD	2,038,460	JPY	209,115,215	(101)
7/5/2016	USD	1,553,114	JPY	159,338,624	45
8/3/2016	JPY	177,083,208	USD	1,727,636	(40)
8/3/2016	JPY	177,075,952	USD	1,727,636	31
8/3/2016	JPY	177,085,972	USD	1,727,636	(67)
8/3/2016	JPY	177,082,517	USD	1,727,636	(33)
8/3/2016	JPY	134,928,237	USD	1,316,296	(104)

					$(886,369)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.3%

Japan - 100.3%

Biotechnology - 0.6%
PeptiDream, Inc.*(a)	1,200	$71,118

Food & Staples Retailing - 6.4%
Ain Holdings, Inc.	1,075	83,095
Cocokara fine, Inc.	950	48,894
Cosmos Pharmaceutical Corp.	360	72,428
Kusuri No Aoki Co., Ltd.(a)	700	45,375
Matsumotokiyoshi Holdings Co., Ltd.	1,970	95,725
Sugi Holdings Co., Ltd.	1,650	91,515
Sundrug Co., Ltd.	1,560	145,371
Tsuruha Holdings, Inc.	1,435	173,028
Welcia Holdings Co., Ltd.	1,000	62,871

Total Food & Staples Retailing		818,302

Health Care Equipment & Supplies - 21.5%
Asahi Intecc Co., Ltd.	2,400	116,386
CYBERDYNE, Inc.*(a)	2,400	53,666
Hogy Medical Co., Ltd.(a)	580	40,310
Hoya Corp.	18,200	644,690
Jeol Ltd.	3,000	11,434
Mani, Inc.(a)	700	11,866
Nagaileben Co., Ltd.	1,200	28,775
Nakanishi, Inc.	460	13,564
Nihon Kohden Corp.	4,000	111,707
Nikkiso Co., Ltd.	2,150	13,811
Nipro Corp.	4,825	59,542
Olympus Corp.	12,940	478,675
Paramount Bed Holdings Co., Ltd.	850	43,001
Sysmex Corp.	7,410	504,883
Terumo Corp.	14,730	623,860

Total Health Care Equipment & Supplies		2,756,170

Health Care Providers & Services - 5.0%
Alfresa Holdings Corp.	9,040	187,339
Medipal Holdings Corp.	7,950	129,878
Miraca Holdings, Inc.	2,120	91,338
Ship Healthcare Holdings, Inc.	1,780	55,002
Suzuken Co., Ltd.	3,450	107,949
Toho Holdings Co., Ltd.(a)	2,650	63,570

Total Health Care Providers & Services		635,076

Health Care Technology - 2.3%
M3, Inc.	8,550	295,862

Pharmaceuticals - 64.5%
Astellas Pharma, Inc.	78,060	1,217,429
Chugai Pharmaceutical Co., Ltd.	9,100	322,434
Daiichi Sankyo Co., Ltd.	28,152	678,760
Eisai Co., Ltd.	10,910	604,894
Hisamitsu Pharmaceutical Co., Inc.	3,410	195,446
Kaken Pharmaceutical Co., Ltd.	1,500	97,817
KYORIN Holdings, Inc.	2,350	45,790
Kyowa Hakko Kirin Co., Ltd.(a)	11,520	194,938
Mitsubishi Tanabe Pharma Corp.	10,150	182,342
Mochida Pharmaceutical Co., Ltd.	670	53,879
Nichi-iko Pharmaceutical Co., Ltd.	2,140	43,284
Nippon Shinyaku Co., Ltd.	2,428	126,855
Ono Pharmaceutical Co., Ltd.	21,100	911,543
Otsuka Holdings Co., Ltd.	22,545	1,037,039
Rohto Pharmaceutical Co., Ltd.	4,921	74,590
Santen Pharmaceutical Co., Ltd.	17,700	276,050
Sawai Pharmaceutical Co., Ltd.	1,530	118,117
Seikagaku Corp.	1,850	28,618
Shionogi & Co., Ltd.	12,350	670,287
Sosei Group Corp.*	780	143,698
Sumitomo Dainippon Pharma Co., Ltd.(a)	7,400	127,457
Takeda Pharmaceutical Co., Ltd.	22,947	989,546
Towa Pharmaceutical Co., Ltd.(a)	400	20,782
Tsumura & Co.	2,745	74,144
ZERIA Pharmaceutical Co., Ltd.	1,850	26,635

Total Pharmaceuticals		8,262,374

TOTAL COMMON STOCKS (Cost: $12,022,682)		12,838,902

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $539,047)(c)	539,047	539,047

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $12,561,729)		13,377,949
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.5)%		(572,303)

NET ASSETS - 100.0%		$12,805,646

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $508,936 and the total market value of the collateral held by the Fund was $539,047.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

June 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	268,172,387	USD	2,420,820	$(193,201)
7/5/2016	JPY	351,989,671	USD	3,177,324	(253,709)
7/5/2016	JPY	351,971,243	USD	3,177,324	(253,529)
7/5/2016	JPY	351,997,615	USD	3,177,324	(253,786)
7/5/2016	JPY	351,977,280	USD	3,177,324	(253,588)
7/5/2016	USD	1,681,124	JPY	179,122,753	64,882
7/5/2016	USD	89,941	JPY	9,382,645	1,517
7/5/2016	USD	2,805,400	JPY	287,800,375	(55)
7/5/2016	USD	2,805,400	JPY	287,791,397	(142)
7/5/2016	USD	2,805,400	JPY	287,791,678	(139)
7/5/2016	USD	2,137,451	JPY	219,287,510	62
7/5/2016	USD	55,500	JPY	5,693,911	2
7/5/2016	USD	2,805,400	JPY	287,791,678	(139)
8/3/2016	JPY	277,889,383	USD	2,711,108	(63)
8/3/2016	JPY	277,877,996	USD	2,711,108	48
8/3/2016	JPY	277,893,721	USD	2,711,108	(105)
8/3/2016	JPY	277,888,298	USD	2,711,108	(52)
8/3/2016	JPY	211,737,213	USD	2,065,608	(163)

					$(1,142,160)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.2%

Japan - 100.2%

Airlines - 0.2%
ANA Holdings, Inc.	9,000	$25,546

Auto Components - 5.8%
Aisin Seiki Co., Ltd.	1,381	55,663
Bridgestone Corp.	5,792	184,560
Daikyonishikawa Corp.	200	2,513
Denso Corp.	5,364	187,026
Koito Manufacturing Co., Ltd.	200	9,114
NGK Spark Plug Co., Ltd.	877	13,071
NHK Spring Co., Ltd.	1,168	9,404
Nifco, Inc.	200	10,410
NOK Corp.	716	12,025
Stanley Electric Co., Ltd.	776	16,391
Sumitomo Electric Industries Ltd.	3,691	48,229
Sumitomo Rubber Industries Ltd.	1,822	24,207
TS Tech Co., Ltd.	400	9,705
Yokohama Rubber Co., Ltd. (The)(a)	1,100	13,639

Total Auto Components		595,957

Automobiles - 11.6%
Honda Motor Co., Ltd.	10,910	273,574
Isuzu Motors Ltd.	4,488	54,618
Mazda Motor Corp.	2,283	30,243
Nissan Motor Co., Ltd.	35,684	319,274
Suzuki Motor Corp.	1,158	31,080
Toyota Motor Corp.	9,411	463,441
Yamaha Motor Co., Ltd.	1,615	24,259

Total Automobiles		1,196,489

Banks - 0.3%
Seven Bank Ltd.	5,700	17,557
Suruga Bank Ltd.	441	9,909

Total Banks		27,466

Beverages - 0.5%
Asahi Group Holdings Ltd.	1,574	50,723

Building Products - 1.1%
Aica Kogyo Co., Ltd.	348	7,887
Daikin Industries Ltd.	886	73,530
Sanwa Holdings Corp.	1,374	12,362
TOTO Ltd.	500	19,787

Total Building Products		113,566

Capital Markets - 0.2%
Ichigo, Inc.	600	2,345
Matsui Securities Co., Ltd.	2,000	16,415
Nihon M&A Center, Inc.	100	6,443

Total Capital Markets		25,203

Chemicals - 4.8%
Air Water, Inc.	244	3,561
Asahi Kasei Corp.	8,383	57,853
Daicel Corp.	1,700	17,449
DIC Corp.	794	16,454
JSR Corp.	1,637	21,478
Kansai Paint Co., Ltd.	597	11,959
Kuraray Co., Ltd.	2,100	24,871
Mitsubishi Gas Chemical Co., Inc.	3,000	15,528
Nihon Parkerizing Co., Ltd.	731	7,617
Nippon Kayaku Co., Ltd.	1,000	9,855
Nippon Paint Holdings Co., Ltd.	759	18,511
Nissan Chemical Industries Ltd.	400	11,572
Nitto Denko Corp.	800	50,188
NOF Corp.	699	5,757
Shin-Etsu Chemical Co., Ltd.	1,570	91,240
Sumitomo Chemical Co., Ltd.	11,000	44,819
Taiyo Nippon Sanso Corp.	1,700	15,477
Toray Industries, Inc.	5,000	42,373
Tosoh Corp.	4,000	18,247
Zeon Corp.	1,554	9,982

Total Chemicals		494,791

Commercial Services & Supplies - 1.0%
Aeon Delight Co., Ltd.	200	5,429
Nissha Printing Co., Ltd.	100	1,826
Park24 Co., Ltd.	1,105	37,860
Secom Co., Ltd.	810	59,635

Total Commercial Services & Supplies		104,750

Construction & Engineering - 1.6%
COMSYS Holdings Corp.	786	12,672
JGC Corp.	1,001	14,177
Kajima Corp.	3,332	22,995
Kyowa Exeo Corp.	958	11,897
Kyudenko Corp.	100	2,953
Maeda Road Construction Co., Ltd.	790	13,407
Nippo Corp.	691	11,720
Obayashi Corp.	2,200	23,267
Shimizu Corp.	2,000	18,637
Taisei Corp.	4,000	32,674
Toshiba Plant Systems & Services Corp.	200	3,258

Total Construction & Engineering		167,657

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	2,664	11,400
Taiheiyo Cement Corp.	5,793	13,608

Total Construction Materials		25,008

Diversified Financial Services - 0.0%
Financial Products Group Co., Ltd.	300	3,050

Diversified Telecommunication Services - 5.0%
Nippon Telegraph & Telephone Corp.	10,900	509,991

Electric Utilities - 0.2%
Tohoku Electric Power Co., Inc.	1,500	18,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2016

Investments	Shares	Value
Electrical Equipment - 1.8%
Mabuchi Motor Co., Ltd.	300	$12,516
Mitsubishi Electric Corp.	10,110	119,045
Nidec Corp.	638	48,023
Nissin Electric Co., Ltd.	200	2,940

Total Electrical Equipment		182,524

Electronic Equipment, Instruments & Components - 4.1%
Alps Electric Co., Ltd.	436	8,113
Hamamatsu Photonics K.K.	400	11,132
Hirose Electric Co., Ltd.	130	15,852
Hitachi High-Technologies Corp.	600	16,265
Hitachi Ltd.	25,873	106,907
Horiba Ltd.	200	8,734
Keyence Corp.	68	45,828
Murata Manufacturing Co., Ltd.	781	86,634
Oki Electric Industry Co., Ltd.	7,000	9,280
Omron Corp.	800	25,811
Shimadzu Corp.	1,080	16,044
Taiyo Yuden Co., Ltd.	600	5,170
TDK Corp.	600	33,161
Topcon Corp.	500	4,884
Yaskawa Electric Corp.	1,140	14,701
Yokogawa Electric Corp.	945	10,556

Total Electronic Equipment, Instruments & Components		419,072

Food & Staples Retailing - 2.6%
FamilyMart Co., Ltd.	377	22,968
Lawson, Inc.	567	45,155
Matsumotokiyoshi Holdings Co., Ltd.	200	9,718
Seven & I Holdings Co., Ltd.	3,485	145,426
Sugi Holdings Co., Ltd.	100	5,546
Sundrug Co., Ltd.	225	20,967
Tsuruha Holdings, Inc.	100	12,058
Welcia Holdings Co., Ltd.	100	6,287

Total Food & Staples Retailing		268,125

Food Products - 1.6%
Ajinomoto Co., Inc.	1,569	36,797
Calbee, Inc.	300	12,457
Ezaki Glico Co., Ltd.	123	7,158
Kikkoman Corp.	672	24,564
MEIJI Holdings Co., Ltd.	200	20,333
NH Foods Ltd.	616	14,969
Nissin Foods Holdings Co., Ltd.	400	21,796
Toyo Suisan Kaisha Ltd.	400	16,142
Yakult Honsha Co., Ltd.	264	13,587

Total Food Products		167,803

Health Care Equipment & Supplies - 1.4%
Asahi Intecc Co., Ltd.	100	4,850
Hoya Corp.	1,695	60,041
Nihon Kohden Corp.	333	9,300
Sysmex Corp.	328	22,348
Terumo Corp.	1,162	49,214

Total Health Care Equipment & Supplies		145,753

Health Care Providers & Services - 0.1%
Ship Healthcare Holdings, Inc.	300	9,270

Health Care Technology - 0.1%
M3, Inc.	300	10,381

Hotels, Restaurants & Leisure - 0.5%
Oriental Land Co., Ltd.	449	28,991
Resorttrust, Inc.	426	9,144
Skylark Co., Ltd.	700	8,843

Total Hotels, Restaurants & Leisure		46,978

Household Durables - 2.4%
Casio Computer Co., Ltd.	1,221	17,424
Haseko Corp.	722	7,186
Panasonic Corp.	13,200	113,356
Rinnai Corp.	96	8,422
Sekisui Chemical Co., Ltd.	2,375	29,031
Sekisui House Ltd.	3,955	68,602
Zojirushi Corp.	100	1,887

Total Household Durables		245,908

Household Products - 0.5%
Lion Corp.	1,000	16,425
Pigeon Corp.	418	12,325
Unicharm Corp.	900	20,046

Total Household Products		48,796

Insurance - 0.7%
Sompo Japan Nipponkoa Holdings, Inc.	2,737	71,993

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	1,110	11,929
Start Today Co., Ltd.	200	10,488

Total Internet & Catalog Retail		22,417

Internet Software & Services - 1.4%
COOKPAD, Inc.	200	2,425
DeNA Co., Ltd.	300	6,954
GMO Internet, Inc.	700	7,212
Kakaku.com, Inc.	505	9,968
Mixi, Inc.	623	25,475
Yahoo Japan Corp.	21,214	93,467

Total Internet Software & Services		145,501

IT Services - 1.6%
Fujitsu Ltd.	9,000	32,810
Itochu Techno-Solutions Corp.	700	14,984
Nomura Research Institute Ltd.	1,100	40,101
NS Solutions Corp.	300	4,600
Obic Co., Ltd.	400	21,874
Otsuka Corp.	475	22,109
SCSK Corp.	549	20,469
Transcosmos, Inc.	290	8,206

Total IT Services		165,153

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	865	22,201
Heiwa Corp.	902	18,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2016

Investments	Shares	Value
Shimano, Inc.	143	$21,647

Total Leisure Products		62,039

Machinery - 7.9%
DMG Mori Co., Ltd.	800	7,580
Ebara Corp.(a)	2,935	16,050
FANUC Corp.	1,261	203,242
Hino Motors Ltd.	4,488	44,228
Hitachi Construction Machinery Co., Ltd.	1,549	22,362
Hoshizaki Electric Co., Ltd.	52	5,064
JTEKT Corp.	2,315	25,883
Kawasaki Heavy Industries Ltd.	14,319	39,779
Komatsu Ltd.	6,522	112,493
Kubota Corp.	5,119	68,235
Makita Corp.	399	26,291
Minebea Co., Ltd.	2,448	16,345
Mitsubishi Heavy Industries Ltd.	20,000	79,423
Nabtesco Corp.(a)	525	12,425
NGK Insulators Ltd.	1,223	24,403
NSK Ltd.	4,862	35,639
OKUMA Corp.	1,000	6,482
OSG Corp.	451	7,456
SMC Corp.	143	34,715
Tadano Ltd.	602	4,964
THK Co., Ltd.	748	12,636
Tsubakimoto Chain Co.	1,372	8,372

Total Machinery		814,067

Media - 0.5%
CyberAgent, Inc.	98	5,894
Daiichikosho Co., Ltd.	390	16,328
Hakuhodo DY Holdings, Inc.	1,113	13,257
Toho Co., Ltd.	548	15,085

Total Media		50,564

Metals & Mining - 1.1%
Dowa Holdings Co., Ltd.	2,350	11,980
Nippon Steel & Sumitomo Metal Corp.	4,500	85,886
UACJ Corp.	3,080	7,235
Yamato Kogyo Co., Ltd.	300	6,767

Total Metals & Mining		111,868

Multiline Retail - 0.5%
Don Quijote Holdings Co., Ltd.	200	7,369
Izumi Co., Ltd.	300	11,624
Marui Group Co., Ltd.	300	4,012
Ryohin Keikaku Co., Ltd.	112	27,162

Total Multiline Retail		50,167

Paper & Forest Products - 0.2%
Oji Holdings Corp.	5,000	19,105

Personal Products - 1.1%
Kao Corp.	1,487	85,939
Kobayashi Pharmaceutical Co., Ltd.	188	8,311
Kose Corp.	200	16,746
Shiseido Co., Ltd.	300	7,711

Total Personal Products		118,707

Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	9,524	148,537
Chugai Pharmaceutical Co., Ltd.	1,835	65,018
Daiichi Sankyo Co., Ltd.	3,900	94,031
Hisamitsu Pharmaceutical Co., Inc.	233	13,355
Kaken Pharmaceutical Co., Ltd.	300	19,563
KYORIN Holdings, Inc.	553	10,775
Mochida Pharmaceutical Co., Ltd.	159	12,786
Ono Pharmaceutical Co., Ltd.	800	34,561
Otsuka Holdings Co., Ltd.	2,300	105,797
Rohto Pharmaceutical Co., Ltd.	460	6,972
Sawai Pharmaceutical Co., Ltd.	197	15,209
Shionogi & Co., Ltd.	795	43,148
Tsumura & Co.	478	12,911

Total Pharmaceuticals		582,663

Professional Services - 0.8%
Meitec Corp.	311	10,504
Recruit Holdings Co., Ltd.	1,600	58,251
Temp Holdings Co., Ltd.	667	11,456

Total Professional Services		80,211

Real Estate Management & Development - 2.5%
Aeon Mall Co., Ltd.	800	10,402
Daito Trust Construction Co., Ltd.	461	74,774
Daiwa House Industry Co., Ltd.	3,600	104,642
Hulic Co., Ltd.	2,292	23,950
Kenedix, Inc.	600	2,234
Open House Co., Ltd.	100	2,702
Sumitomo Real Estate Sales Co., Ltd.	400	7,806
Sumitomo Realty & Development Co., Ltd.	924	24,809
Tokyo Tatemono Co., Ltd.	800	9,529

Total Real Estate Management & Development		260,848

Road & Rail - 1.5%
Central Japan Railway Co.	278	49,115
East Japan Railway Co.	1,097	100,868

Total Road & Rail		149,983

Semiconductors & Semiconductor Equipment - 1.2%
Disco Corp.	244	21,857
Sumco Corp.	2,100	13,244
Tokyo Electron Ltd.	1,100	91,944

Total Semiconductors & Semiconductor Equipment		127,045

Software - 1.0%
Capcom Co., Ltd.	300	6,889
GungHo Online Entertainment, Inc.	2,591	6,970
Konami Holdings Corp.	319	12,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2016

Investments	Shares	Value
Nexon Co., Ltd.	838	$12,310
Oracle Corp.	400	21,250
Square Enix Holdings Co., Ltd.	385	12,422
Trend Micro, Inc.	911	32,368

Total Software		104,320

Specialty Retail - 1.8%
ABC-Mart, Inc.	256	17,093
Fast Retailing Co., Ltd.	223	59,342
Hikari Tsushin, Inc.	177	14,786
K’s Holdings Corp.	522	9,703
Nitori Holdings Co., Ltd.	100	12,028
Sanrio Co., Ltd.	791	14,033
Shimamura Co., Ltd.	70	10,358
T-Gaia Corp.	582	8,147
USS Co., Ltd.	1,525	25,018
Yamada Denki Co., Ltd.	3,300	17,370

Total Specialty Retail		187,878

Technology Hardware, Storage & Peripherals - 5.0%
Brother Industries Ltd.	1,413	14,985
Canon, Inc.	13,793	391,579
Konica Minolta, Inc.	4,000	28,853
NEC Corp.	14,176	32,749
Seiko Epson Corp.	2,800	44,570

Total Technology Hardware, Storage & Peripherals		512,736

Tobacco - 4.5%
Japan Tobacco, Inc.	11,473	458,853

Trading Companies & Distributors - 2.5%
ITOCHU Corp.	13,299	160,680
Marubeni Corp.	15,855	71,014
MISUMI Group, Inc.	700	12,507
Nippon Steel & Sumikin Bussan Corp.	4,000	12,828

Total Trading Companies & Distributors		257,029

Transportation Infrastructure - 0.1%
Japan Airport Terminal Co., Ltd.	200	7,174

Wireless Telecommunication Services - 10.2%
KDDI Corp.	12,987	394,079
NTT DOCOMO, Inc.	20,646	556,752
SoftBank Group Corp.	1,795	101,289

Total Wireless Telecommunication Services		1,052,120

TOTAL COMMON STOCKS (Cost: $10,919,877)		10,316,066

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $31,860)(c)	31,860	31,860

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $10,951,737)		10,347,926
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(51,668)

NET ASSETS - 100.0%		$10,296,258

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $30,436 and the total market value of the collateral held by the Fund was $31,860.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	197,614,431	USD	1,783,886	$(142,368)
7/5/2016	JPY	259,378,413	USD	2,341,345	(186,956)
7/5/2016	JPY	259,364,833	USD	2,341,345	(186,824)
7/5/2016	JPY	259,384,266	USD	2,341,345	(187,013)
7/5/2016	JPY	259,369,282	USD	2,341,345	(186,867)
7/5/2016	USD	99,107	JPY	10,338,842	1,671
7/5/2016	USD	2,320,533	JPY	238,058,839	(45)
7/5/2016	USD	2,320,533	JPY	238,051,413	(118)
7/5/2016	USD	2,320,533	JPY	238,051,645	(116)
7/5/2016	USD	2,320,533	JPY	238,051,645	(115)
7/5/2016	USD	1,768,027	JPY	181,387,194	52
8/3/2016	JPY	222,168,682	USD	2,167,493	(50)
8/3/2016	JPY	222,159,579	USD	2,167,493	39
8/3/2016	JPY	222,172,150	USD	2,167,493	(84)
8/3/2016	JPY	169,281,073	USD	1,651,426	(130)
8/3/2016	JPY	222,167,815	USD	2,167,493	(42)

					$(888,966)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Building Products - 4.1%
LIXIL Group Corp.	114,179	$1,875,345
Nichias Corp.	55,623	422,906
Takara Standard Co., Ltd.(a)	52,087	471,164
TOTO Ltd.	68,541	2,712,511

Total Building Products		5,481,926

Construction & Engineering - 14.6%
Hazama Ando Corp.	86,406	476,711
Kajima Corp.	421,547	2,909,204
Kumagai Gumi Co., Ltd.	155,919	439,230
Maeda Corp.	69,196	539,593
Maeda Road Construction Co., Ltd.	28,833	489,309
Nippo Corp.	21,597	366,301
Nishimatsu Construction Co., Ltd.	114,858	532,922
Obayashi Corp.	308,083	3,258,310
Okumura Corp.(a)	94,387	518,903
Penta-Ocean Construction Co., Ltd.	120,391	632,525
Raito Kogyo Co., Ltd.	22,722	236,323
Shimizu Corp.	318,428	2,967,318
SHO-BOND Holdings Co., Ltd.(a)	11,433	517,098
Sumitomo Mitsui Construction Co., Ltd.	346,446	290,422
Taisei Corp.	505,209	4,126,768
Toda Corp.	114,213	489,850
Tokyu Construction Co., Ltd.	46,509	421,161
Totetsu Kogyo Co., Ltd.(a)	15,060	414,264

Total Construction & Engineering		19,626,212

Construction Materials - 1.5%
Sumitomo Osaka Cement Co., Ltd.	170,842	731,062
Taiheiyo Cement Corp.	528,909	1,242,490

Total Construction Materials		1,973,552

Household Durables - 8.4%
Haseko Corp.	121,176	1,205,972
Iida Group Holdings Co., Ltd.	84,014	1,705,831
PanaHome Corp.	39,045	307,138
Sekisui Chemical Co., Ltd.	191,868	2,345,282
Sekisui House Ltd.	263,410	4,569,043
Sumitomo Forestry Co., Ltd.	67,868	912,933
Token Corp.	3,737	292,505

Total Household Durables		11,338,704

Real Estate Investment Trusts (REITs) - 32.9%
Activia Properties, Inc.	248	1,315,060
Advance Residence Investment Corp.	567	1,521,543
AEON REIT Investment Corp.(a)	534	611,609
Daiwa House REIT Investment Corp.	154	906,677
Daiwa House Residential Investment Corp.	332	903,219
Daiwa Office Investment Corp.	137	813,266
Frontier Real Estate Investment Corp.(a)	201	1,046,242
Fukuoka REIT Corp.	289	572,986
Global One Real Estate Investment Corp.	83	306,224
GLP J-REIT	998	1,262,700
Hankyu REIT, Inc.	219	279,434
Hoshino Resorts REIT, Inc.	39	491,539
Hulic REIT, Inc.(a)	408	746,880
Ichigo Office REIT Investment(a)	682	532,490
Industrial & Infrastructure Fund Investment Corp.	147	821,045
Invincible Investment Corp.(a)	1,359	858,399
Japan Excellent, Inc.	539	738,702
Japan Hotel REIT Investment Corp.	1,296	1,092,738
Japan Logistics Fund, Inc.	387	904,220
Japan Prime Realty Investment Corp.(a)	389	1,672,180
Japan Real Estate Investment Corp.	528	3,263,008
Japan Rental Housing Investments, Inc.	472	387,391
Japan Retail Fund Investment Corp.	1,081	2,761,771
Kenedix Office Investment Corp.	173	1,033,717
Kenedix Residential Investment Corp.	169	458,782
Kenedix Retail REIT Corp.	187	504,366
MCUBS MidCity Investment Corp.	115	396,262
Mori Hills REIT Investment Corp.	597	938,068
Mori Trust Sogo REIT, Inc.	447	848,773
Nippon Accommodations Fund, Inc.	210	957,988
Nippon Building Fund, Inc.(a)	565	3,486,158
Nippon Prologis REIT, Inc.	806	1,971,986
NIPPON REIT Investment Corp.(a)	166	447,079
Nomura Real Estate Master Fund, Inc.	1,523	2,415,363
Orix JREIT, Inc.	1,022	1,766,260
Premier Investment Corp.	564	742,727
Sekisui House REIT, Inc.(a)	382	516,458
Sekisui House SI Residential Investment Corp.	452	524,301
Tokyu REIT, Inc.(a)	388	552,557
Top REIT, Inc.(a)	71	287,557
United Urban Investment Corp.(a)	1,406	2,536,803

Total Real Estate Investment Trusts (REITs)		44,194,528

Real Estate Management & Development - 36.0%
Aeon Mall Co., Ltd.	52,748	685,894
Daito Trust Construction Co., Ltd.	34,924	5,664,639
Daiwa House Industry Co., Ltd.	269,073	7,821,188
Hulic Co., Ltd.	196,490	2,053,195
Kenedix, Inc.(a)	130,803	487,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

June 30, 2016

Investments	Shares	Value
Leopalace21 Corp.	116,867	$814,503
Mitsubishi Estate Co., Ltd.	563,199	10,282,403
Mitsui Fudosan Co., Ltd.	417,847	9,496,153
Nomura Real Estate Holdings, Inc.	54,879	951,650
NTT Urban Development Corp.	50,039	532,631
Open House Co., Ltd.	13,000	351,262
Relo Holdings, Inc.	4,810	845,817
Sumitomo Realty & Development Co., Ltd.	203,563	5,465,584
TOC Co., Ltd.(a)	23,600	191,625
Tokyo Tatemono Co., Ltd.	93,349	1,111,926
Tokyu Fudosan Holdings Corp.	212,994	1,316,290
Unizo Holdings Co., Ltd.(a)	5,900	232,342

Total Real Estate Management & Development		48,304,155

Transportation Infrastructure - 2.4%
Japan Airport Terminal Co., Ltd.(a)	29,788	1,068,524
Kamigumi Co., Ltd.	105,410	967,894
Mitsubishi Logistics Corp.	63,968	886,660
Sumitomo Warehouse Co., Ltd. (The)	72,803	359,792

Total Transportation Infrastructure		3,282,870

TOTAL COMMON STOCKS (Cost: $120,231,846)		134,201,947

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.0%

United States - 10.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $13,515,968)(c)	13,515,968	13,515,968

TOTAL INVESTMENTS IN SECURITIES - 109.9% (Cost: $133,747,814)		147,717,915
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.9)%		(13,363,804)

NET ASSETS - 100.0%		$134,354,111

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)

At June 30, 2016, the total market value of the Fund’s securities on loan was $12,190,087 and the total market value of the collateral held by the Fund was $13,561,671. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,703.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	2,873,902,898	USD	25,943,020	$(2,070,460)
7/5/2016	JPY	3,772,143,443	USD	34,050,209	(2,718,905)
7/5/2016	JPY	3,771,945,952	USD	34,050,209	(2,716,980)
7/5/2016	JPY	3,772,228,568	USD	34,050,209	(2,719,735)
7/5/2016	JPY	3,772,010,647	USD	34,050,209	(2,717,611)
7/5/2016	JPY	399,819,555	USD	3,891,453	(5,804)
7/5/2016	USD	1,418,124	JPY	147,938,695	23,914
7/5/2016	USD	1,297,151	JPY	137,010,796	38,367
7/5/2016	USD	16,862,961	JPY	1,730,760,355	7,693
7/5/2016	USD	30,755,985	JPY	3,155,194,989	(599)
7/5/2016	USD	30,755,985	JPY	3,155,096,570	(1,559)
7/5/2016	USD	30,755,985	JPY	3,155,099,645	(1,529)
7/5/2016	USD	23,433,133	JPY	2,404,075,413	685
7/5/2016	USD	30,755,985	JPY	3,155,099,645	(1,529)
8/3/2016	JPY	2,947,437,536	USD	28,755,404	(664)
8/3/2016	JPY	2,947,316,763	USD	28,755,404	514
8/3/2016	JPY	2,947,483,545	USD	28,755,404	(1,113)
8/3/2016	JPY	2,245,791,653	USD	21,908,880	(1,724)
8/3/2016	JPY	2,947,426,034	USD	28,755,404	(552)
8/3/2016	USD	3,603,434	JPY	369,353,066	83

					$(12,887,508)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.1%

Japan - 100.1%

Aerospace & Defense - 0.1%
Jamco Corp.	2,800	$50,465

Air Freight & Logistics - 0.5%
Kintetsu World Express, Inc.	8,700	104,733
Konoike Transport Co., Ltd.	8,300	85,840
Maruwa Unyu Kikan Co., Ltd.	1,400	42,304
SBS Holdings, Inc.	4,800	34,202
Shibusawa Warehouse Co., Ltd. (The)	17,000	45,404
Yusen Logistics Co., Ltd.	4,800	47,537

Total Air Freight & Logistics		360,020

Auto Components - 5.6%
Aisan Industry Co., Ltd.	15,900	102,136
Calsonic Kansei Corp.	16,000	120,402
Daido Metal Co., Ltd.	5,100	48,470
Daikyonishikawa Corp.	6,400	80,413
Eagle Industry Co., Ltd.	10,300	118,472
Exedy Corp.	4,900	104,123
FCC Co., Ltd.	4,700	75,821
G-Tekt Corp.	6,098	73,885
Imasen Electric Industrial	6,100	50,184
Kasai Kogyo Co., Ltd.	5,800	52,069
Keihin Corp.	6,400	97,507
KYB Corp.	27,000	86,587
Mitsuba Corp.	3,500	37,221
Musashi Seimitsu Industry Co., Ltd.	2,500	48,518
NHK Spring Co., Ltd.	34,800	280,191
Nifco, Inc.	5,300	275,875
Nissin Kogyo Co., Ltd.	5,900	75,109
Pacific Industrial Co., Ltd.	7,000	63,661
Press Kogyo Co., Ltd.	6,200	20,427
Riken Corp.	11,000	33,668
Sanden Holdings Corp.	35,000	93,820
Sanoh Industrial Co., Ltd.	4,300	22,843
Shoei Co., Ltd.	3,900	57,251
Sumitomo Riko Co., Ltd.	8,600	68,320
Tachi-S Co., Ltd.	2,100	30,623
Taiho Kogyo Co., Ltd.	6,800	69,664
Tokai Rika Co., Ltd.	18,125	264,658
Topre Corp.	4,600	97,165
Toyo Tire & Rubber Co., Ltd.	24,500	264,607
Toyoda Gosei Co., Ltd.	20,400	360,117
TPR Co., Ltd.	606	11,595
TS Tech Co., Ltd.	6,600	160,127
Unipres Corp.	4,400	70,210
Yokohama Rubber Co., Ltd. (The)	30,700	380,645

Total Auto Components		3,796,384

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	3,600	35,688

Banks - 8.9%
Akita Bank Ltd. (The)	14,000	39,848
Aomori Bank Ltd. (The)	16,000	44,293
Ashikaga Holdings Co., Ltd.	59,500	189,653
Awa Bank Ltd. (The)	25,000	129,886
Bank of Iwate Ltd. (The)	2,200	82,562
Bank of Kyoto Ltd. (The)	41,000	248,981
Bank of Nagoya Ltd. (The)	10,000	30,997
Bank of Okinawa Ltd. (The)	3,240	94,430
Bank of Saga Ltd. (The)	16,000	34,623
Bank of the Ryukyus Ltd.	8,800	87,237
Chugoku Bank Ltd. (The)	20,300	205,394
Chukyo Bank Ltd. (The)	26,000	60,825
Daisan Bank Ltd. (The)	38,000	56,302
Daishi Bank Ltd. (The)	55,000	174,237
Ehime Bank Ltd. (The)	32,000	70,806
Eighteenth Bank Ltd. (The)	42,000	101,940
Fukui Bank Ltd. (The)	27,000	59,479
Gunma Bank Ltd. (The)	80,000	288,527
Hachijuni Bank Ltd. (The)	93,400	404,227
Hiroshima Bank Ltd. (The)	105,000	347,987
Hokkoku Bank Ltd. (The)	51,000	137,206
Hokuetsu Bank Ltd. (The)	18,000	30,354
Hokuhoku Financial Group, Inc.	271,000	306,424
Hyakugo Bank Ltd. (The)	10,000	34,311
Hyakujushi Bank Ltd. (The)	52,000	150,541
Iyo Bank Ltd. (The)	36,000	218,618
Jimoto Holdings, Inc.	62,600	86,038
Juroku Bank Ltd. (The)	21,000	55,269
Kansai Urban Banking Corp.	3,100	26,924
Keiyo Bank Ltd. (The)	52,000	194,132
Kiyo Bank Ltd. (The)	5,698	70,093
Michinoku Bank Ltd. (The)	27,000	47,110
Mie Bank Ltd. (The)	3,000	5,176
Minato Bank Ltd. (The)	25,587	37,910
Miyazaki Bank Ltd. (The)	4,000	9,903
Musashino Bank Ltd. (The)	8,000	179,979
Nanto Bank Ltd. (The)	19,000	60,376
Nishi-Nippon City Bank Ltd. (The)	130,000	226,825
North Pacific Bank Ltd.	102,700	277,297
Ogaki Kyoritsu Bank Ltd. (The)	56,000	153,933
San-In Godo Bank Ltd. (The)	21,400	138,509
Senshu Ikeda Holdings, Inc.	58,300	216,515
Shiga Bank Ltd. (The)	28,000	119,271
Shikoku Bank Ltd. (The)	25,000	48,738
Toho Bank Ltd. (The)	16,000	49,284
Tokyo TY Financial Group, Inc.	3,900	89,830
Yamagata Bank Ltd. (The)	11,000	42,889
Yamaguchi Financial Group, Inc.	22,000	206,940
Yamanashi Chuo Bank Ltd. (The)	30,000	104,981

Total Banks		6,077,610

Beverages - 0.6%
Coca-Cola East Japan Co., Ltd.	9,200	175,498
Sapporo Holdings Ltd.	5,000	144,410
Takara Holdings, Inc.	12,800	117,158

Total Beverages		437,066

Building Products - 1.7%
Aica Kogyo Co., Ltd.	5,500	124,647
Bunka Shutter Co., Ltd.	6,500	51,764
Central Glass Co., Ltd.	17,000	72,746
Nichias Corp.	16,000	121,649
Nichiha Corp.	3,500	54,893
Nitto Boseki Co., Ltd.	13,000	43,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
Noritz Corp.	3,300	$58,737
Okabe Co., Ltd.	9,400	66,613
Sanko Metal Industrial Co., Ltd.	13,000	36,241
Sankyo Tateyama, Inc.	4,000	56,185
Sanwa Holdings Corp.	27,300	245,618
Sinko Industries Ltd.	3,800	42,374
Takara Standard Co., Ltd.	10,435	94,392
Takasago Thermal Engineering Co., Ltd.	6,500	76,474

Total Building Products		1,145,924

Capital Markets - 3.7%
GCA Savvian Corp.	2,800	23,609
Ichigo, Inc.	15,400	60,195
Ichiyoshi Securities Co., Ltd.	19,200	136,621
kabu.com Securities Co., Ltd.	54,100	173,495
Kyokuto Securities Co., Ltd.	4,800	50,484
Marusan Securities Co., Ltd.	21,000	179,316
Matsui Securities Co., Ltd.	58,600	480,955
Monex Group, Inc.	33,365	74,802
Nihon M&A Center, Inc.	1,600	103,090
Okasan Securities Group, Inc.	64,000	282,601
SBI Holdings, Inc.	51,000	501,599
Sparx Group Co., Ltd.	26,600	47,190
Tokai Tokyo Financial Holdings, Inc.	94,100	396,249

Total Capital Markets		2,510,206

Chemicals - 6.9%
Achilles Corp.	45,000	54,830
ADEKA Corp.	9,000	108,256
Arakawa Chemical Industries Ltd.	6,700	61,455
Chugoku Marine Paints Ltd.	4,000	24,408
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	22,000	87,708
Denka Co., Ltd.	61,000	244,381
DIC Corp.	16,700	346,079
Fujimi, Inc.	3,900	56,719
Fujimori Kogyo Co., Ltd.	1,100	20,662
Fuso Chemical Co., Ltd.	3,800	54,598
Ihara Chemical Industry Co., Ltd.	1,300	13,407
JSP Corp.	3,217	63,688
Kaneka Corp.	36,240	239,504
Kumiai Chemical Industry Co., Ltd.	5,200	31,477
Kureha Corp.	16,000	55,834
Lintec Corp.	7,900	153,857
Mitsubishi Gas Chemical Co., Inc.	67,000	346,788
Nihon Nohyaku Co., Ltd.	16,800	75,165
Nihon Parkerizing Co., Ltd.	8,100	84,403
Nippon Kayaku Co., Ltd.	27,000	266,079
Nippon Shokubai Co., Ltd.	5,100	289,824
Nippon Soda Co., Ltd.	21,000	83,926
Nippon Synthetic Chemical Industry Co., Ltd. (The)	18,000	91,061
Nippon Valqua Industries Ltd.	18,000	45,794
NOF Corp.	18,000	148,260
Okamoto Industries, Inc.	5,000	54,050
Osaka Soda Co., Ltd.	17,885	71,652
Riken Technos Corp.	10,200	42,256
Sakai Chemical Industry Co., Ltd.	25,000	67,258
Sakata INX Corp.	5,700	64,895
Sanyo Chemical Industries Ltd.	10,000	77,200
Sekisui Plastics Co., Ltd.	21,000	65,299
Shikoku Chemicals Corp.	5,000	38,990
Sumitomo Bakelite Co., Ltd.	25,000	115,265
Sumitomo Seika Chemicals Co., Ltd.	6,000	33,161
T Hasegawa Co., Ltd.	2,300	40,601
Taiyo Holdings Co., Ltd.	4,800	147,149
Takiron Co., Ltd.	11,000	49,001
Toagosei Co., Ltd.	15,300	139,891
Tokai Carbon Co., Ltd.	15,000	37,284
Toyo Ink SC Holdings Co., Ltd.	46,000	191,461
Toyobo Co., Ltd.	77,000	144,858
Ube Industries Ltd.	115,800	189,632
Yushiro Chemical Industry Co., Ltd.	4,000	50,102

Total Chemicals		4,668,168

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	4,300	116,732
Bell System24 Holdings, Inc.	8,500	67,857
Daiseki Co., Ltd.	2,300	44,301
Itoki Corp.	6,900	37,934
Kokuyo Co., Ltd.	7,600	107,936
Matsuda Sangyo Co., Ltd.	3,900	47,975
Mitsubishi Pencil Co., Ltd.	1,100	51,253
NAC Co., Ltd.	4,200	34,430
Nippon Air Conditioning Services Co., Ltd.	6,200	31,003
Nippon Parking Development Co., Ltd.	27,200	32,611
Nissha Printing Co., Ltd.	2,600	47,469
Okamura Corp.	13,800	136,534
Pilot Corp.	900	38,513
Relia, Inc.	7,600	78,971
Sato Holdings Corp.	4,200	77,908
Toppan Forms Co., Ltd.	9,000	92,377

Total Commercial Services & Supplies		1,043,804

Communications Equipment - 0.4%
Hitachi Kokusai Electric, Inc.	12,700	210,697
Japan Radio Co., Ltd.	33,000	82,990

Total Communications Equipment		293,687

Construction & Engineering - 5.6%
Asunaro Aoki Construction Co., Ltd.	4,700	31,428
COMSYS Holdings Corp.	11,800	190,245
Dai-Dan Co., Ltd.	4,000	29,516
Fudo Tetra Corp.	15,000	22,517
Hazama Ando Corp.	13,900	76,688
Kandenko Co., Ltd.	17,000	139,029
Kinden Corp.	21,400	230,291
Kitano Construction Corp.	15,000	36,992
Kumagai Gumi Co., Ltd.	24,000	67,609
Kyowa Exeo Corp.	14,400	178,824
Kyudenko Corp.	4,600	135,861
Maeda Corp.	11,000	85,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
Maeda Road Construction Co., Ltd.	12,000	$203,646
Meisei Industrial Co., Ltd.	9,400	40,407
Mirait Holdings Corp.	8,944	87,531
NDS Co., Ltd.	16,000	39,302
Nichireki Co., Ltd.	7,300	45,256
Nippo Corp.	9,000	152,647
Nippon Densetsu Kogyo Co., Ltd.	4,000	66,751
Nippon Koei Co., Ltd.	2,000	6,044
Nippon Road Co., Ltd. (The)	8,000	30,646
Nishimatsu Construction Co., Ltd.	46,000	213,432
Obayashi Road Corp.	6,800	42,289
Okumura Corp.	38,000	208,909
OSJB Holdings Corp.	18,600	33,904
Penta-Ocean Construction Co., Ltd.	14,600	76,707
Raito Kogyo Co., Ltd.	4,600	47,843
Seikitokyu Kogyo Co., Ltd.	6,500	30,539
Shinnihon Corp.	6,800	44,277
SHO-BOND Holdings Co., Ltd.	1,900	85,934
Sumitomo Densetsu Co., Ltd.	5,600	60,591
Sumitomo Mitsui Construction Co., Ltd.	93,500	78,380
Taikisha Ltd.	4,500	111,107
Toa Corp.	32,000	50,531
Toda Corp.	35,000	150,112
Toenec Corp.	11,000	55,649
Tokyo Energy & Systems, Inc.	4,000	40,433
Tokyu Construction Co., Ltd.	11,800	106,855
Toshiba Plant Systems & Services Corp.	10,600	172,654
Totetsu Kogyo Co., Ltd.	2,500	68,769
Toyo Construction Co., Ltd.	12,300	55,391
Toyo Engineering Corp.	13,000	42,831
Yahagi Construction Co., Ltd.	5,100	40,814
Yokogawa Bridge Holdings Corp.	2,600	25,698
Yurtec Corp.	7,000	47,558

Total Construction & Engineering		3,788,215

Construction Materials - 0.4%
Krosaki Harima Corp.	21,000	48,513
Shinagawa Refractories Co., Ltd.	28,000	52,130
Sumitomo Osaka Cement Co., Ltd.	36,000	154,050

Total Construction Materials		254,693

Consumer Finance - 0.2%
J Trust Co., Ltd.	9,700	70,913
Pocket Card Co., Ltd.	8,600	43,256

Total Consumer Finance		114,169

Containers & Packaging - 0.6%
FP Corp.	3,100	149,576
Fuji Seal International, Inc.	1,500	52,564
Nihon Yamamura Glass Co., Ltd.	29,000	42,967
Rengo Co., Ltd.	24,381	157,327

Total Containers & Packaging		402,434

Distributors - 0.5%
Doshisha Co., Ltd.	4,100	78,331
Happinet Corp.	9,900	82,508
Paltac Corp.	7,803	157,521

Total Distributors		318,360

Diversified Consumer Services - 0.9%
Benesse Holdings, Inc.	18,100	423,609
Gakkyusha Co., Ltd.	3,400	37,815
Meiko Network Japan Co., Ltd.	4,000	48,621
Studio Alice Co., Ltd.	2,500	58,607
Tokyo Individualized Educational Institute, Inc.	9,600	63,538

Total Diversified Consumer Services		632,190

Diversified Financial Services - 0.4%
Financial Products Group Co., Ltd.	9,600	97,600
IBJ Leasing Co., Ltd.	9,200	157,922
Ricoh Leasing Co., Ltd.	1,200	30,471

Total Diversified Financial Services		285,993

Electric Utilities - 1.3%
Hokkaido Electric Power Co., Inc.	5,900	47,561
Hokuriku Electric Power Co.	42,000	517,887
Okinawa Electric Power Co., Inc. (The)	3,850	80,497
Shikoku Electric Power Co., Inc.	20,000	235,111

Total Electric Utilities		881,056

Electrical Equipment - 1.1%
Chiyoda Integre Co., Ltd.	4,600	84,656
Daihen Corp.	14,000	60,727
Denyo Co., Ltd.	900	9,255
Fujikura Ltd.	19,000	86,675
Furukawa Electric Co., Ltd.	46,261	106,420
GS Yuasa Corp.	34,000	129,252
Idec Corp.	7,300	64,255
Nippon Carbon Co., Ltd.	20,000	37,431
Nissin Electric Co., Ltd.	6,900	101,425
Sinfonia Technology Co., Ltd.	24,000	38,834

Total Electrical Equipment		718,930

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.	2,900	67,475
Amano Corp.	10,500	181,772
Anritsu Corp.	20,200	115,974
Azbil Corp.	8,000	234,331
Canon Electronics, Inc.	3,400	46,730
Citizen Holdings Co., Ltd.	52,400	253,342
CONEXIO Corp.	9,900	123,617
Daiwabo Holdings Co., Ltd.	29,000	61,341
Dexerials Corp.	25,000	174,237
Enplas Corp.	629	16,487
Hagiwara Electric Co., Ltd.	2,400	45,057
Horiba Ltd.	2,700	117,906
Ibiden Co., Ltd.	22,300	249,976
Iriso Electronics Co., Ltd.	500	27,732
Japan Aviation Electronics Industry Ltd.	10,000	135,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
Kaga Electronics Co., Ltd.	7,900	$89,018
Kyosan Electric Manufacturing Co., Ltd.	13,000	42,197
Macnica Fuji Electronics Holdings, Inc.	11,900	122,260
Marubun Corp.	9,100	51,625
Nippon Electric Glass Co., Ltd.	82,000	339,702
Nippon Signal Co., Ltd.	4,300	33,322
Nohmi Bosai Ltd.	4,866	64,791
Oki Electric Industry Co., Ltd.	145,000	192,221
Optex Co., Ltd.	800	20,478
Ryoden Corp.	6,000	36,729
Ryosan Co., Ltd.	9,500	225,855
Sanshin Electronics Co., Ltd.	5,300	42,776
Satori Electric Co., Ltd.	7,600	49,412
Shinko Shoji Co., Ltd.	6,700	63,480
Siix Corp.	1,700	58,081
SMK Corp.	8,000	27,293
Sumida Corp.	5,700	37,559
Tabuchi Electric Co., Ltd.	15,000	51,321
Taiyo Yuden Co., Ltd.	10,000	86,168
Tamura Corp.	16,000	45,541
Topcon Corp.	12,300	120,135
UKC Holdings Corp.	3,600	54,567
Vitec Holdings Co., Ltd.	4,500	45,838

Total Electronic Equipment, Instruments & Components		3,752,227

Energy Equipment & Services - 0.2%
Modec, Inc.	4,800	73,177
Shinko Plantech Co., Ltd.	7,700	57,343
Toyo Kanetsu K.K.	23,000	44,614

Total Energy Equipment & Services		175,134

Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	900	69,568
Arcs Co., Ltd.	4,500	106,852
Axial Retailing, Inc.	2,000	68,818
Cawachi Ltd.	1,800	42,881
Cocokara fine, Inc.	1,700	87,494
Create SD Holdings Co., Ltd.	2,400	67,702
Heiwado Co., Ltd.	3,900	75,460
Inageya Co., Ltd.	2,900	38,246
Kato Sangyo Co., Ltd.	3,800	88,972
Kobe Bussan Co., Ltd.	3,400	69,332
Life Corp.	2,600	69,822
Ministop Co., Ltd.	3,900	63,334
Mitsubishi Shokuhin Co., Ltd.	5,300	138,609
Nihon Chouzai Co., Ltd.	700	34,526
Okuwa Co., Ltd.	3,000	31,260
Qol Co., Ltd.	2,900	37,879
San-A Co., Ltd.	1,400	68,779
Sogo Medical Co., Ltd.	900	33,161
United Super Markets Holdings, Inc.	6,800	69,399
UNY Group Holdings Co., Ltd.	28,836	242,010
Valor Holdings Co., Ltd.	3,200	84,749
Yaoko Co., Ltd.	1,500	67,697

Total Food & Staples Retailing		1,656,550

Food Products - 2.8%
Ariake Japan Co., Ltd.	1,700	100,916
Feed One Co., Ltd.	36,000	40,004
Fuji Oil Holdings, Inc.	7,751	143,551
Fujicco Co., Ltd.	2,200	63,390
Hokuto Corp.	4,300	78,925
J-Oil Mills, Inc.	15,000	49,566
Kagome Co., Ltd.	4,600	121,468
Marudai Food Co., Ltd.	15,000	71,352
Maruha Nichiro Corp.	3,200	86,901
Megmilk Snow Brand Co., Ltd.	3,200	111,512
Mitsui Sugar Co., Ltd.	27,000	127,644
Morinaga & Co., Ltd.	16,000	100,127
Morinaga Milk Industry Co., Ltd.	13,000	90,223
Nichirei Corp.	19,000	173,906
Nippon Flour Mills Co., Ltd.	16,000	124,456
Nippon Suisan Kaisha Ltd.	12,200	62,314
Nisshin Oillio Group Ltd. (The)	20,000	91,822
Prima Meat Packers Ltd.	14,000	42,168
S Foods, Inc.	2,100	56,272
Sakata Seed Corp.	2,600	56,187
Showa Sangyo Co., Ltd.	15,000	63,603
Warabeya Nichiyo Co., Ltd.	1,800	33,056

Total Food Products		1,889,363

Gas Utilities - 0.2%
Saibu Gas Co., Ltd.	30,000	72,814
Shizuoka Gas Co., Ltd.	5,800	40,649

Total Gas Utilities		113,463

Health Care Equipment & Supplies - 1.4%
Eiken Chemical Co., Ltd.	2,200	47,907
Hogy Medical Co., Ltd.	1,500	104,250
Jeol Ltd.	7,000	26,679
Mani, Inc.	1,500	25,427
Nagaileben Co., Ltd.	6,000	143,874
Nakanishi, Inc.	1,000	29,486
Nihon Kohden Corp.	5,200	145,219
Nikkiso Co., Ltd.	2,200	14,132
Nipro Corp.	22,223	274,240
Paramount Bed Holdings Co., Ltd.	2,603	131,685

Total Health Care Equipment & Supplies		942,899

Health Care Providers & Services - 1.3%
As One Corp.	2,400	96,267
BML, Inc.	1,700	77,717
Miraca Holdings, Inc.	7,300	314,514
NichiiGakkan Co., Ltd.	13,100	88,619
Ship Healthcare Holdings, Inc.	4,459	137,782
Toho Holdings Co., Ltd.	4,200	100,752
Vital KSK Holdings, Inc.	8,400	79,259

Total Health Care Providers & Services		894,910

Hotels, Restaurants & Leisure - 2.9%
Accordia Golf Co., Ltd.	14,000	146,291
Create Restaurants Holdings, Inc.	6,300	57,479
Doutor Nichires Holdings Co., Ltd.	4,000	69,636
Hiramatsu, Inc.	5,300	33,012
HIS Co., Ltd.	2,100	67,448
Ichibanya Co., Ltd.	1,400	48,650
KFC Holdings Japan Ltd.	3,200	57,830
Kyoritsu Maintenance Co., Ltd.	800	53,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
MOS Food Services, Inc.	2,400	$68,334
Ohsho Food Service Corp.	3,700	133,083
Plenus Co., Ltd.	6,500	105,493
Resorttrust, Inc.	11,800	253,276
Round One Corp.	12,700	101,759
Saizeriya Co., Ltd.	2,900	51,589
SFP Dining Co., Ltd.	3,700	50,600
Shidax Corp.	8,100	37,267
Skylark Co., Ltd.	26,500	334,770
St. Marc Holdings Co., Ltd.	2,100	63,354
Tokyo Dome Corp.	17,000	76,723
Toridoll.corp	1,600	42,702
Yoshinoya Holdings Co., Ltd.	6,000	81,938
Zensho Holdings Co., Ltd.	3,500	51,106

Total Hotels, Restaurants & Leisure		1,985,445

Household Durables - 2.2%
Chofu Seisakusho Co., Ltd.	2,300	55,465
Clarion Co., Ltd.	17,000	41,427
Cleanup Corp.	3,800	27,929
Foster Electric Co., Ltd.	4,206	65,515
France Bed Holdings Co., Ltd.	8,400	76,721
Fuji Corp., Ltd.	8,700	55,122
Fujitsu General Ltd.	6,000	132,352
JVC Kenwood Corp.	20,300	41,356
Meiwa Estate Co., Ltd.	7,300	39,563
Misawa Homes Co., Ltd.	7,000	47,081
Mitsui Home Co., Ltd.	7,000	29,545
Nissei Build Kogyo Co., Ltd.	14,000	72,054
PanaHome Corp.	21,000	165,191
Pressance Corp.	1,100	41,388
Sanei Architecture Planning Co., Ltd.	2,300	25,020
Sangetsu Co., Ltd.	9,000	168,087
Starts Corp., Inc.	6,000	118,608
Sumitomo Forestry Co., Ltd.	13,400	180,251
Tamron Co., Ltd.	1,400	18,641
TOA Corp.	2,800	24,919
Zojirushi Corp.	4,100	77,372

Total Household Durables		1,503,607

Household Products - 0.2%
Earth Chemical Co., Ltd.	2,400	115,333

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.	4,600	27,935

Industrial Conglomerates - 0.5%
Nisshinbo Holdings, Inc.	24,000	215,927
TOKAI Holdings Corp.	17,500	111,390

Total Industrial Conglomerates		327,317

Internet & Catalog Retail - 0.2%
ASKUL Corp.	2,200	80,846
Belluna Co., Ltd.	12,900	72,051

Total Internet & Catalog Retail		152,897

Internet Software & Services - 0.9%
COOKPAD, Inc.	4,000	48,504
Dip Corp.	2,600	69,315
F@N Communications, Inc.	6,500	50,117
GMO Internet, Inc.	18,100	186,487
Gree, Inc.	16,900	95,216
Gurunavi, Inc.	3,200	92,172
Infomart Corp.	2,700	24,581
Internet Initiative Japan, Inc.	1,900	38,726

Total Internet Software & Services		605,118

IT Services - 2.1%
Digital Garage, Inc.	1,500	34,740
DTS Corp.	2,400	44,379
Future Corp.	7,400	53,883
Information Services International-Dentsu Ltd.	2,100	32,629
IT Holdings Corp.	5,000	114,290
Itochu Techno-Solutions Corp.	18,300	391,722
Japan Asia Group Ltd.	14,000	56,360
NEC Networks & System Integration Corp.	7,000	123,501
NET One Systems Co., Ltd.	17,300	99,325
Nihon Unisys Ltd.	12,500	153,524
NS Solutions Corp.	12,500	191,661
Transcosmos, Inc.	4,400	124,507

Total IT Services		1,420,521

Leisure Products - 0.9%
Daikoku Denki Co., Ltd.	3,000	41,992
Fields Corp.	4,500	55,313
Furyu Corp.	1,800	46,531
Heiwa Corp.	16,500	332,766
Mizuno Corp.	15,000	70,182
Tomy Co., Ltd.	5,700	47,838

Total Leisure Products		594,622

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	2,300	28,786

Machinery - 7.2%
Aichi Corp.	8,100	57,400
Aida Engineering Ltd.	5,200	42,273
Alinco, Inc.	4,100	38,446
Anest Iwata Corp.	3,200	27,449
Asahi Diamond Industrial Co., Ltd.	10,300	79,115
Bando Chemical Industries Ltd.	13,000	62,599
CKD Corp.	10,300	76,003
Daifuku Co., Ltd.	8,500	150,629
DMG Mori Co., Ltd.	12,800	121,275
Ebara Corp.	44,000	240,608
Fujitec Co., Ltd.	14,300	122,384
Furukawa Co., Ltd.	35,000	48,786
Giken Ltd.	2,000	37,275
Glory Ltd.	5,100	137,753
Harmonic Drive Systems, Inc.	2,700	76,323
Hitachi Koki Co., Ltd.	9,800	58,175
Hitachi Zosen Corp.	12,335	59,156
Japan Steel Works Ltd. (The)	21,018	95,266
Juki Corp.	5,400	47,847
Kato Works Co., Ltd.	22,000	84,063
Kitagawa Iron Works Co., Ltd.	32,000	52,091
Kito Corp.	7,000	55,132
Kitz Corp.	11,700	55,198
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	69,890
Max Co., Ltd.	7,000	79,559
Meidensha Corp.	17,000	54,849
METAWATER Co., Ltd.	2,500	67,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
Mitsubishi Nichiyu Forklift Co., Ltd.	8,100	$45,320
Mitsuboshi Belting Ltd.	5,000	38,844
Mitsui Engineering & Shipbuilding Co., Ltd.	107,000	146,018
Miura Co., Ltd.	6,000	133,405
Morita Holdings Corp.	4,600	60,353
Nachi-Fujikoshi Corp.	43,000	129,516
Nippon Thompson Co., Ltd.	21,100	63,553
Nissei ASB Machine Co., Ltd.	1,900	31,466
Nitta Corp.	1,800	40,460
Noritake Co., Ltd.	16,000	36,339
NTN Corp.	85,000	225,363
Obara Group, Inc.	2,600	96,179
Oiles Corp.	3,500	54,825
OKUMA Corp.	19,000	123,160
OSG Corp.	7,100	117,376
Ryobi Ltd.	14,000	57,588
Shibuya Corp.	2,400	39,325
Shima Seiki Manufacturing Ltd.	3,100	59,468
Shinmaywa Industries Ltd.	14,000	86,110
Sodick Co., Ltd.	6,200	47,381
Star Micronics Co., Ltd.	10,400	108,572
Tadano Ltd.	17,700	145,962
Takeuchi Manufacturing Co., Ltd.	3,400	43,382
Takuma Co., Ltd.	5,000	44,156
THK Co., Ltd.	16,100	271,969
Tocalo Co., Ltd.	4,700	75,684
Toshiba Machine Co., Ltd.	35,000	105,079
Tsubaki Nakashima Co., Ltd.	8,100	91,904
Tsubakimoto Chain Co.	25,000	152,549
Union Tool Co.	2,200	59,895
Yushin Precision Equipment Co., Ltd.	2,700	47,505

Total Machinery		4,875,947

Marine - 0.8%
Iino Kaiun Kaisha Ltd.	21,800	79,898
Kawasaki Kisen Kaisha Ltd.	80,000	187,153
Mitsui OSK Lines Ltd.	134,000	282,133

Total Marine		549,184

Media - 1.3%
Asahi Broadcasting Corp.	6,800	41,096
Daiichikosho Co., Ltd.	7,000	293,060
Intage Holdings, Inc.	2,400	36,191
Kadokawa Dwango*	6,200	81,224
SKY Perfect JSAT Holdings, Inc.	39,800	182,725
Toei Co., Ltd.	6,000	56,204
Tv Tokyo Holdings Corp.	3,700	72,528
Wowow, Inc.	1,800	41,811
Zenrin Co., Ltd.	3,200	62,135

Total Media		866,974

Metals & Mining - 2.8%
Aichi Steel Corp.	19,000	83,712
Alconix Corp.	4,800	68,872
Asahi Holdings, Inc.	7,600	109,566
Daido Steel Co., Ltd.	53,000	180,300
Dowa Holdings Co., Ltd.	50,000	254,898
Godo Steel Ltd.	67,000	98,616
Nippon Denko Co., Ltd.	54,700	83,178
Nippon Light Metal Holdings Co., Ltd.	72,400	159,493
Nisshin Steel Co., Ltd.	15,032	190,482
Nittetsu Mining Co., Ltd.	23,000	73,984
Osaka Steel Co., Ltd.	5,500	95,321
Sanyo Special Steel Co., Ltd.	26,000	115,060
Toho Zinc Co., Ltd.	7,000	21,016
Tokyo Rope Manufacturing Co., Ltd.	39,000	55,883
Tokyo Tekko Co., Ltd.	24,000	84,920
UACJ Corp.	40,532	95,216
Yamato Kogyo Co., Ltd.	6,500	146,613

Total Metals & Mining		1,917,130

Multiline Retail - 0.8%
H2O Retailing Corp.	15,200	204,020
Parco Co., Ltd.	8,200	65,543
Seria Co., Ltd.	746	61,591
Takashimaya Co., Ltd.	34,000	242,265

Total Multiline Retail		573,419

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.	3,500	40,360
Cosmo Energy Holdings Co., Ltd.	13,100	158,850
Itochu Enex Co., Ltd.	14,500	127,488
Nippon Gas Co., Ltd.	3,200	69,184
San-Ai Oil Co., Ltd.	7,500	42,402
Sinanen Holdings Co., Ltd.	11,000	42,353

Total Oil, Gas & Consumable Fuels		480,637

Paper & Forest Products - 1.0%
Chuetsu Pulp & Paper Co., Ltd.	19,000	37,781
Daiken Corp.	22,000	69,695
Daio Paper Corp.	5,900	63,894
Hokuetsu Kishu Paper Co., Ltd.	18,500	126,772
Nippon Paper Industries Co., Ltd.	17,300	301,346
Tokushu Tokai Paper Co., Ltd.	17,000	57,501

Total Paper & Forest Products		656,989

Personal Products - 0.9%
Aderans Co., Ltd.	9,100	44,795
Artnature, Inc.	3,900	30,830
Ci:z Holdings Co., Ltd.	4,200	91,828
Fancl Corp.	6,200	85,636
Mandom Corp.	2,000	91,529
Milbon Co., Ltd.	1,700	76,309
Noevir Holdings Co., Ltd.	5,700	173,350

Total Personal Products		594,277

Pharmaceuticals - 2.4%
Fuji Pharma Co., Ltd.	2,500	55,244
JCR Pharmaceuticals Co., Ltd.	900	26,450
Kaken Pharmaceutical Co., Ltd.	6,100	397,787
KYORIN Holdings, Inc.	8,900	173,419
Mochida Pharmaceutical Co., Ltd.	1,900	152,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
Nichi-iko Pharmaceutical Co., Ltd.	2,900	$58,656
Rohto Pharmaceutical Co., Ltd.	5,900	89,429
Sawai Pharmaceutical Co., Ltd.	3,000	231,602
Seikagaku Corp.	4,900	75,800
Torii Pharmaceutical Co., Ltd.	1,400	32,452
Towa Pharmaceutical Co., Ltd.	1,200	62,345
Tsumura & Co.	7,500	202,578
ZERIA Pharmaceutical Co., Ltd.	4,700	67,666

Total Pharmaceuticals		1,626,221

Professional Services - 1.4%
Altech Corp.	1,500	29,579
Benefit One, Inc.	2,000	59,265
en-japan, Inc.	2,000	36,885
FULLCAST Holdings Co., Ltd.	4,000	32,986
Funai Soken Holdings, Inc.	4,460	60,211
Meitec Corp.	5,200	175,631
Nomura Co., Ltd.	5,000	74,374
Pasco Corp.	10,000	29,925
Tanseisha Co., Ltd.	3,500	25,724
TechnoPro Holdings, Inc.	7,300	225,924
Weathernews, Inc.	1,800	63,076
World Holdings Co., Ltd.	2,800	46,835
Yumeshin Holdings Co., Ltd.	16,200	104,694

Total Professional Services		965,109

Real Estate Management & Development - 1.9%
Airport Facilities Co., Ltd.	5,500	26,752
Daibiru Corp.	6,100	52,146
Daikyo, Inc.	58,000	83,673
Goldcrest Co., Ltd.	2,500	39,185
Kenedix, Inc.	9,200	34,257
Leopalace21 Corp.	17,800	124,057
Nippon Commercial Development Co., Ltd.	2,000	29,243
Open House Co., Ltd.	3,000	81,061
Raysum Co., Ltd.	8,200	56,350
Relo Holdings, Inc.	648	113,948
SAMTY Co., Ltd.	4,200	39,056
Sumitomo Real Estate Sales Co., Ltd.	7,400	144,408
Sun Frontier Fudousan Co., Ltd.	4,100	41,524
Takara Leben Co., Ltd.	9,900	75,174
TOC Co., Ltd.	6,600	53,590
Tokyo Tatemono Co., Ltd.	17,400	207,260
Tosei Corp.	5,100	36,389
Unizo Holdings Co., Ltd.	1,100	43,318

Total Real Estate Management & Development		1,281,391

Road & Rail - 1.7%
Fukuyama Transporting Co., Ltd.	20,000	105,273
Hitachi Transport System Ltd.	8,200	133,882
Ichinen Holdings Co., Ltd.	4,600	41,117
Maruzen Showa Unyu Co., Ltd.	9,000	32,986
Nikkon Holdings Co., Ltd.	7,600	135,569
Nishi-Nippon Railroad Co., Ltd.	22,000	113,871
Sakai Moving Service Co., Ltd.	900	24,423
Sankyu, Inc.	27,000	143,961
Seino Holdings Co., Ltd.	29,500	268,862
Senko Co., Ltd.	16,500	98,913
Tonami Holdings Co., Ltd.	17,000	43,250

Total Road & Rail		1,142,107

Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp.	14,700	162,633
Japan Material Co., Ltd.	800	32,089
Lasertec Corp.	4,400	53,268
MegaChips Corp.	1,992	21,903
Micronics Japan Co., Ltd.	8,400	73,773
Mimasu Semiconductor Industry Co., Ltd.	7,500	70,036
SCREEN Holdings Co., Ltd.	13,700	147,697
Sumco Corp.	44,600	281,277
Tokyo Seimitsu Co., Ltd.	4,700	108,440

Total Semiconductors & Semiconductor Equipment		951,116

Software - 0.9%
Broadleaf Co., Ltd.	4,000	36,651
Capcom Co., Ltd.	4,800	110,233
COLOPL, Inc.	4,500	88,386
Fuji Soft, Inc.	1,700	40,002
Imagica Robot Holdings, Inc.	10,100	44,204
Marvelous, Inc.	10,200	83,020
MTI Ltd.	7,200	45,829
NSD Co., Ltd.	6,000	95,214
Systena Corp.	3,800	51,449

Total Software		594,988

Specialty Retail - 5.1%
Adastria Co., Ltd.	4,022	158,387
Alpen Co., Ltd.	4,600	75,150
AOKI Holdings, Inc.	18,300	188,369
Aoyama Trading Co., Ltd.	11,600	425,149
Autobacs Seven Co., Ltd.	14,100	199,288
Bic Camera, Inc.	8,000	73,301
Chiyoda Co., Ltd.	5,600	123,146
DCM Holdings Co., Ltd.	20,200	172,288
EDION Corp.	14,600	119,971
Geo Holdings Corp.	5,900	79,019
Gulliver International Co., Ltd.	5,500	44,819
Hard Off Corp. Co., Ltd.	2,300	27,800
Joshin Denki Co., Ltd.	5,000	41,914
K’s Holdings Corp.	13,234	246,001
Keiyo Co., Ltd.	8,800	44,776
Kohnan Shoji Co., Ltd.	4,300	79,302
Komeri Co., Ltd.	3,400	88,190
Konaka Co., Ltd.	13,800	65,240
Nishimatsuya Chain Co., Ltd.	6,300	88,921
Nojima Corp.	3,800	62,228
Pal Co., Ltd.	2,700	63,296
Right On Co., Ltd.	2,400	31,255
Sanrio Co., Ltd.	18,457	327,437
Shimachu Co., Ltd.	8,500	184,433
T-Gaia Corp.	11,100	155,372
United Arrows Ltd.	3,300	95,536
VT Holdings Co., Ltd.	23,554	106,991
Xebio Holdings Co., Ltd.	2,600	36,520
Yellow Hat Ltd.	3,000	66,235

Total Specialty Retail		3,470,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2016

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	4,300	$89,194
Hitachi Maxell Ltd.	4,000	54,158
MCJ Co., Ltd.	8,900	42,769
Riso Kagaku Corp.	9,400	123,238
Roland DG Corp.	3,700	65,640
Wacom Co., Ltd.	31,200	121,041

Total Technology Hardware, Storage & Peripherals		496,040

Textiles, Apparel & Luxury Goods - 1.3%
Descente Ltd.	3,400	36,456
Fujibo Holdings, Inc.	16,000	38,366
Goldwin, Inc.	800	36,183
Gunze Ltd.	26,000	72,483
Japan Wool Textile Co., Ltd. (The)	9,200	63,402
Kurabo Industries Ltd.	31,000	54,693
Onward Holdings Co., Ltd.	24,639	153,228
Seiko Holdings Corp.	42,000	125,275
Seiren Co., Ltd.	5,900	55,268
TASAKI & Co., Ltd.	4,200	54,245
Wacoal Holdings Corp.	17,000	167,034
Yondoshi Holdings, Inc.	2,200	44,197

Total Textiles, Apparel & Luxury Goods		900,830

Trading Companies & Distributors - 2.6%
Advan Co., Ltd.	4,300	47,447
Daiichi Jitsugyo Co., Ltd.	5,000	21,493
Gecoss Corp.	4,500	43,689
Hanwa Co., Ltd.	28,000	144,654
Inaba Denki Sangyo Co., Ltd.	3,500	118,896
Inabata & Co., Ltd.	7,200	64,778
Iwatani Corp.	6,000	33,921
Japan Pulp & Paper Co., Ltd.	26,000	83,381
Kamei Corp.	5,700	45,282
Kanamoto Co., Ltd.	2,700	52,084
Kanematsu Corp.	40,000	62,774
Kuroda Electric Co., Ltd.	7,600	129,642
Mitsui Matsushima Co., Ltd.	65,000	64,626
Nagase & Co., Ltd.	17,800	195,021
Nippon Steel & Sumikin Bussan Corp.	57,960	185,874
Nishio Rent All Co., Ltd.	1,800	36,530
Onoken Co., Ltd.	4,800	53,853
Sanyo Trading Co., Ltd.	1,700	19,504
Seika Corp.	9,000	21,230
Trusco Nakayama Corp.	2,200	110,440
Yamazen Corp.	16,500	130,758
Yuasa Trading Co., Ltd.	3,700	75,702

Total Trading Companies & Distributors		1,741,579

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	15,000	137,733
Mitsubishi Logistics Corp.	6,000	83,166
Nissin Corp.	13,000	38,649
Sumitomo Warehouse Co., Ltd. (The)	17,000	84,014

Total Transportation Infrastructure		343,562

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $69,249,179)		68,029,023
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.1)%		(97,784)

NET ASSETS - 100.0%		$67,931,239

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	7/5/2016	JPY	1,820,013,919	USD	16,428,817	$(1,311,839)
	7/5/2016	JPY	1,386,623,790	USD	12,517,197	(998,972)
	7/5/2016	JPY	1,819,918,631	USD	16,428,817	(1,310,910)
	7/5/2016	JPY	1,820,054,991	USD	16,428,817	(1,312,240)
	7/5/2016	JPY	1,819,949,846	USD	16,428,817	(1,311,215)
	7/5/2016	JPY	3,750,000	USD	36,555	2
	7/5/2016	USD	3,129,299	JPY	333,424,930	120,773
	7/5/2016	USD	1,029,175	JPY	107,363,536	17,355
	7/5/2016	USD	11,851,839	JPY	1,215,915,718	347
	7/5/2016	USD	15,555,538	JPY	1,595,763,310	(773)
	7/5/2016	USD	15,555,538	JPY	1,595,811,532	(303)
	7/5/2016	USD	15,555,538	JPY	1,595,761,754	(788)
	7/5/2016	USD	15,555,538	JPY	1,595,763,310	(773)
	8/3/2016	JPY	1,115,314,175	USD	10,880,477	(856)
	8/3/2016	JPY	1,463,768,244	USD	14,280,624	(330)
	8/3/2016	JPY	1,463,708,265	USD	14,280,624	255
	8/3/2016	JPY	1,463,791,093	USD	14,280,624	(553)
	8/3/2016	JPY	1,463,762,531	USD	14,280,624	(274)

						$(6,111,094)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.1%

Japan - 100.1%

Commercial Services & Supplies - 0.1%
Nissha Printing Co., Ltd.(a)	130	$2,373

Communications Equipment - 0.2%
Hitachi Kokusai Electric, Inc.	210	3,484

Electronic Equipment, Instruments & Components - 24.7%
Ai Holdings Corp.(a)	140	3,257
Alps Electric Co., Ltd.	790	14,700
Amano Corp.	260	4,501
Anritsu Corp.(a)	420	2,411
Azbil Corp.	250	7,323
Citizen Holdings Co., Ltd.	1,670	8,074
Hamamatsu Photonics K.K.	600	16,698
Hirose Electric Co., Ltd.	111	13,536
Hitachi High-Technologies Corp.	240	6,506
Hitachi Ltd.	17,900	73,962
Horiba Ltd.	170	7,424
Ibiden Co., Ltd.	530	5,941
Japan Aviation Electronics Industry Ltd.	200	2,718
Japan Display, Inc.*	940	1,512
Keyence Corp.	167	112,549
Kyocera Corp.	1,290	60,885
Murata Manufacturing Co., Ltd.	815	90,405
Nichicon Corp.	330	2,126
Nippon Electric Glass Co., Ltd.	1,200	4,971
Nippon Signal Co., Ltd.	230	1,782
Oki Electric Industry Co., Ltd.	2,600	3,447
Omron Corp.	850	27,425
Ryosan Co., Ltd.	130	3,091
Shimadzu Corp.	1,030	15,301
Siix Corp.	80	2,733
Taiyo Yuden Co., Ltd.(a)	540	4,653
TDK Corp.	490	27,082
Topcon Corp.	350	3,418
Yaskawa Electric Corp.	1,040	13,412
Yokogawa Electric Corp.	740	8,266

Total Electronic Equipment, Instruments & Components		550,109

Household Durables - 11.4%
Alpine Electronics, Inc.	180	1,744
Casio Computer Co., Ltd.(a)	1,020	14,556
Foster Electric Co., Ltd.	100	1,558
Fujitsu General Ltd.	200	4,412
Nikon Corp.(a)	1,420	19,184
Panasonic Corp.	8,420	72,307
Pioneer Corp.*	1,110	1,926
Sharp Corp.(b)	6,500	6,969
Sony Corp.	4,470	130,192

Total Household Durables		252,848

Internet & Catalog Retail - 2.3%
ASKUL Corp.	80	2,940
Rakuten, Inc.	3,490	37,506
Start Today Co., Ltd.	200	10,488

Total Internet & Catalog Retail		50,934

Internet Software & Services - 2.4%
COOKPAD, Inc.(a)	200	2,425
DeNA Co., Ltd.(a)	340	7,881
GMO Internet, Inc.(a)	360	3,709
Internet Initiative Japan, Inc.	110	2,242
Kakaku.com, Inc.(a)	560	11,054
Mixi, Inc.	160	6,543
Yahoo Japan Corp.	4,450	19,606

Total Internet Software & Services		53,460

IT Services - 6.5%
Digital Garage, Inc.(a)	210	4,864
DTS Corp.	90	1,664
Fujitsu Ltd.	6,800	24,790
GMO Payment Gateway, Inc.	50	2,827
IT Holdings Corp.	400	9,143
Itochu Techno-Solutions Corp.	240	5,137
NEC Networks & System Integration Corp.	170	2,999
Nihon Unisys Ltd.	340	4,176
Nomura Research Institute Ltd.	520	18,957
NS Solutions Corp.	240	3,680
NTT Data Corp.	540	25,424
Obic Co., Ltd.	290	15,858
Otsuka Corp.	250	11,636
SCSK Corp.	250	9,321
Transcosmos, Inc.	130	3,679

Total IT Services		144,155

Leisure Products - 2.4%
Bandai Namco Holdings, Inc.	720	18,479
Heiwa Corp.	170	3,428
Sankyo Co., Ltd.	160	5,973
Sega Sammy Holdings, Inc.	630	6,749
Yamaha Corp.	730	19,476

Total Leisure Products		54,105

Media - 4.9%
Avex Group Holdings, Inc.	160	1,800
CyberAgent, Inc.	190	11,427
Daiichikosho Co., Ltd.(a)	170	7,117
Dentsu, Inc.	960	44,636
Hakuhodo DY Holdings, Inc.	1,150	13,698
Kadokawa Dwango*	230	3,013
Shochiku Co., Ltd.	300	3,114
SKY Perfect JSAT Holdings, Inc.	530	2,433
Toei Co., Ltd.	500	4,684
Toho Co., Ltd.	530	14,590
Tokyo Broadcasting System Holdings, Inc.	190	2,545

Total Media		109,057

Semiconductors & Semiconductor Equipment - 4.9%
Advantest Corp.(a)	630	6,970
Disco Corp.	90	8,062
Renesas Electronics Corp.*	1,050	5,926
Rohm Co., Ltd.	410	16,006
SCREEN Holdings Co., Ltd.	800	8,625
Sumco Corp.(a)	490	3,090
Tokyo Electron Ltd.	600	50,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

June 30, 2016

Investments	Shares	Value
Tokyo Seimitsu Co., Ltd.	170	$3,922
Ulvac, Inc.	180	5,466

Total Semiconductors & Semiconductor Equipment		108,218

Software - 3.6%
Capcom Co., Ltd.(a)	220	5,052
COLOPL, Inc.	210	4,125
GungHo Online Entertainment, Inc.(a)	2,030	5,461
Koei Tecmo Holdings Co., Ltd.	220	4,012
Konami Holdings Corp.(a)	390	14,807
Nexon Co., Ltd.	700	10,283
NSD Co., Ltd.	230	3,650
Oracle Corp.	150	7,969
Square Enix Holdings Co., Ltd.	270	8,711
Trend Micro, Inc.	430	15,278

Total Software		79,348

Technology Hardware, Storage & Peripherals - 12.5%
Brother Industries Ltd.	1,120	11,878
Canon, Inc.(a)	4,050	114,978
FUJIFILM Holdings Corp.	1,840	70,738
Hitachi Maxell Ltd.	170	2,302
Konica Minolta, Inc.	2,190	15,797
NEC Corp.	8,800	20,329
Ricoh Co., Ltd.	2,450	21,111
Riso Kagaku Corp.	110	1,442
Seiko Epson Corp.	1,040	16,554
Wacom Co., Ltd.(a)	550	2,134

Total Technology Hardware, Storage & Peripherals		277,263

Trading Companies & Distributors - 0.1%
Inaba Denki Sangyo Co., Ltd.	100	3,397

Wireless Telecommunication Services - 24.1%
KDDI Corp.	6,380	193,595
NTT DOCOMO, Inc.	4,940	133,215
SoftBank Group Corp.	3,700	208,786

Total Wireless Telecommunication Services		535,596

TOTAL COMMON STOCKS (Cost: $2,163,557)		2,224,347

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.7%

United States - 9.7%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $216,266)(c)	216,266	216,266

TOTAL INVESTMENTS IN SECURITIES - 109.8% (Cost: $2,379,823)		2,440,613
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.8)%		(216,952)

NET ASSETS - 100.0%		$2,223,661

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown reflects the accrual rate as of June 30, 2016 on securities with variable or step rates.
(c)

At June 30, 2016, the total market value of the Fund’s securities on loan was $208,866 and the total market value of the collateral held by the Fund was $219,227. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,961.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	JPY	115,593	USD	1,125	$(2)
7/5/2016	JPY	42,370,953	USD	382,487	(30,525)
7/5/2016	JPY	55,614,014	USD	502,014	(40,086)
7/5/2016	JPY	55,611,102	USD	502,014	(40,057)
7/5/2016	JPY	55,615,269	USD	502,014	(40,098)
7/5/2016	JPY	55,612,056	USD	502,014	(40,067)
7/5/2016	USD	12,871	JPY	1,342,703	217
7/5/2016	USD	499,311	JPY	51,223,316	(10)
7/5/2016	USD	499,311	JPY	51,221,719	(25)
7/5/2016	USD	499,311	JPY	51,221,769	(25)
7/5/2016	USD	499,311	JPY	51,221,769	(25)
7/5/2016	USD	380,428	JPY	39,029,249	11
8/3/2016	JPY	47,876,557	USD	467,087	(11)
8/3/2016	JPY	47,874,595	USD	467,087	9
8/3/2016	JPY	47,877,304	USD	467,087	(18)
8/3/2016	JPY	47,876,370	USD	467,087	(9)
8/3/2016	JPY	36,479,732	USD	355,879	(28)

					$(190,749)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Airlines - 0.2%
ANA Holdings, Inc.	2,000	$5,677

Auto Components - 5.9%
Aisin Seiki Co., Ltd.	300	12,092
Bridgestone Corp.	1,310	41,743
Denso Corp.	1,234	43,026
Koito Manufacturing Co., Ltd.	81	3,691
NGK Spark Plug Co., Ltd.	235	3,502
NHK Spring Co., Ltd.	200	1,610
Nifco, Inc.	51	2,655
NOK Corp.	300	5,038
Stanley Electric Co., Ltd.	132	2,788
Sumitomo Electric Industries Ltd.	744	9,721
Sumitomo Rubber Industries Ltd.(a)	429	5,700
TS Tech Co., Ltd.	53	1,286
Yokohama Rubber Co., Ltd. (The)	300	3,720

Total Auto Components		136,572

Automobiles - 11.8%
Honda Motor Co., Ltd.	2,535	63,566
Isuzu Motors Ltd.	975	11,865
Mazda Motor Corp.	537	7,114
Nissan Motor Co., Ltd.	8,085	72,339
Suzuki Motor Corp.	321	8,616
Toyota Motor Corp.	2,131	104,940
Yamaha Motor Co., Ltd.	400	6,008

Total Automobiles		274,448

Banks - 0.3%
Seven Bank Ltd.	1,200	3,696
Suruga Bank Ltd.	152	3,415

Total Banks		7,111

Beverages - 0.5%
Asahi Group Holdings Ltd.	378	12,181

Building Products - 1.1%
Aica Kogyo Co., Ltd.	100	2,266
Daikin Industries Ltd.	205	17,013
Sanwa Holdings Corp.	288	2,591
TOTO Ltd.	100	3,958

Total Building Products		25,828

Capital Markets - 0.2%
Ichigo, Inc.	100	391
Matsui Securities Co., Ltd.	500	4,104

Total Capital Markets		4,495

Chemicals - 4.3%
Air Water, Inc.	190	2,772
Asahi Kasei Corp.	1,659	11,449
Daicel Corp.	268	2,751
DIC Corp.	138	2,853
JSR Corp.	248	3,254
Kansai Paint Co., Ltd.	156	3,125
Kuraray Co., Ltd.	416	4,927
Mitsubishi Gas Chemical Co., Inc.	853	4,415
Nihon Parkerizing Co., Ltd.	69	719
Nippon Paint Holdings Co., Ltd.	170	4,146
Nissan Chemical Industries Ltd.	100	2,893
Nitto Denko Corp.	141	8,846
NOF Corp.	249	2,051
Shin-Etsu Chemical Co., Ltd.	340	19,759
Sumitomo Chemical Co., Ltd.	2,681	10,923
Taiyo Nippon Sanso Corp.	400	3,642
Toray Industries, Inc.	921	7,805
Tosoh Corp.	532	2,427
Zeon Corp.	219	1,407

Total Chemicals		100,164

Commercial Services & Supplies - 1.2%
Aeon Delight Co., Ltd.	100	2,715
Park24 Co., Ltd.	255	8,737
Secom Co., Ltd.	237	17,448

Total Commercial Services & Supplies		28,900

Construction & Engineering - 1.3%
COMSYS Holdings Corp.	158	2,547
Hazama Ando Corp.	100	552
JGC Corp.	148	2,096
Kajima Corp.	759	5,238
Kyowa Exeo Corp.	188	2,335
Maeda Road Construction Co., Ltd.	120	2,037
Nippo Corp.	105	1,781
Obayashi Corp.	400	4,230
SHO-BOND Holdings Co., Ltd.	40	1,809
Taisei Corp.	1,000	8,168

Total Construction & Engineering		30,793

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	2,225
Taiheiyo Cement Corp.	1,143	2,685

Total Construction Materials		4,910

Diversified Telecommunication Services - 4.6%
Nippon Telegraph & Telephone Corp.	2,300	107,613

Electric Utilities - 0.2%
Tohoku Electric Power Co., Inc.	300	3,764

Electrical Equipment - 1.8%
Mabuchi Motor Co., Ltd.	100	4,172
Mitsubishi Electric Corp.	2,192	25,811
Nidec Corp.	151	11,366

Total Electrical Equipment		41,349

Electronic Equipment, Instruments & Components - 4.3%
Alps Electric Co., Ltd.	168	3,126
Hamamatsu Photonics K.K.	100	2,783
Hirose Electric Co., Ltd.	37	4,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

June 30, 2016

Investments	Shares	Value
Hitachi High-Technologies Corp.	129	$3,497
Hitachi Ltd.	6,396	26,428
Horiba Ltd.	46	2,009
Keyence Corp.	15	10,109
Murata Manufacturing Co., Ltd.	227	25,180
Oki Electric Industry Co., Ltd.	1,000	1,326
Omron Corp.	200	6,453
Shimadzu Corp.	188	2,793
Taiyo Yuden Co., Ltd.	100	862
TDK Corp.	87	4,808
Topcon Corp.	100	977
Yaskawa Electric Corp.	200	2,579
Yokogawa Electric Corp.	254	2,837

Total Electronic Equipment, Instruments & Components		100,279

Food & Staples Retailing - 3.0%
FamilyMart Co., Ltd.	156	9,504
Lawson, Inc.	168	13,379
Matsumotokiyoshi Holdings Co., Ltd.	66	3,207
Seven & I Holdings Co., Ltd.	779	32,507
Sugi Holdings Co., Ltd.	42	2,330
Sundrug Co., Ltd.	60	5,591
Tsuruha Holdings, Inc.	33	3,979

Total Food & Staples Retailing		70,497

Food Products - 1.5%
Ajinomoto Co., Inc.	386	9,053
Calbee, Inc.	73	3,031
Ezaki Glico Co., Ltd.	37	2,153
Kikkoman Corp.	108	3,948
MEIJI Holdings Co., Ltd.	100	10,166
NH Foods Ltd.	239	5,808
Yakult Honsha Co., Ltd.	32	1,647

Total Food Products		35,806

Health Care Equipment & Supplies - 1.5%
Hoya Corp.	437	15,480
Nakanishi, Inc.	41	1,209
Nihon Kohden Corp.	100	2,793
Sysmex Corp.	87	5,928
Terumo Corp.	211	8,936

Total Health Care Equipment & Supplies		34,346

Health Care Providers & Services - 0.1%
Ship Healthcare Holdings, Inc.	100	3,090

Health Care Technology - 0.2%
M3, Inc.	100	3,460

Hotels, Restaurants & Leisure - 0.4%
Oriental Land Co., Ltd.	100	6,457
Resorttrust, Inc.	100	2,147
Skylark Co., Ltd.	100	1,263

Total Hotels, Restaurants & Leisure		9,867

Household Durables - 2.5%
Casio Computer Co., Ltd.	263	3,753
Haseko Corp.	162	1,612
Panasonic Corp.	2,800	24,045
Rinnai Corp.	31	2,720
Sekisui Chemical Co., Ltd.	545	6,662
Sekisui House Ltd.	1,056	18,317

Total Household Durables		57,109

Household Products - 0.4%
Lion Corp.	275	4,517
Pigeon Corp.	31	914
Unicharm Corp.	200	4,455

Total Household Products		9,886

Insurance - 0.6%
Sompo Japan Nipponkoa Holdings, Inc.	535	14,073

Internet & Catalog Retail - 0.3%
Rakuten, Inc.	200	2,150
Start Today Co., Ltd.	100	5,244

Total Internet & Catalog Retail		7,394

Internet Software & Services - 1.6%
DeNA Co., Ltd.	78	1,808
GMO Internet, Inc.	161	1,659
Kakaku.com, Inc.	148	2,921
Mixi, Inc.	79	3,230
Yahoo Japan Corp.	6,208	27,352

Total Internet Software & Services		36,970

IT Services - 1.5%
Fujitsu Ltd.	2,000	7,291
Itochu Techno-Solutions Corp.	148	3,168
Nomura Research Institute Ltd.	200	7,291
NS Solutions Corp.	100	1,533
Obic Co., Ltd.	82	4,484
Otsuka Corp.	100	4,655
SCSK Corp.	126	4,698
Transcosmos, Inc.	81	2,292

Total IT Services		35,412

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	349	8,957
Heiwa Corp.	210	4,235
Shimano, Inc.	39	5,904

Total Leisure Products		19,096

Machinery - 7.9%
DMG Mori Co., Ltd.	200	1,895
Ebara Corp.	586	3,204
FANUC Corp.	261	42,067
Hino Motors Ltd.	1,018	10,032
Hitachi Construction Machinery Co., Ltd.	368	5,312
Hoshizaki Electric Co., Ltd.	40	3,895
JTEKT Corp.	531	5,937
Kawasaki Heavy Industries Ltd.	4,000	11,112
Komatsu Ltd.	1,390	23,975
Kubota Corp.	1,118	14,903
Makita Corp.	154	10,148
Minebea Co., Ltd.	560	3,739
Mitsubishi Heavy Industries Ltd.	5,000	19,856
Nabtesco Corp.(a)	127	3,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

June 30, 2016

Investments	Shares	Value
NGK Insulators Ltd.	196	$3,911
NSK Ltd.	1,150	8,430
OSG Corp.	100	1,653
SMC Corp.	23	5,583
Tadano Ltd.	218	1,798
THK Co., Ltd.	158	2,669
Tsubakimoto Chain Co.	208	1,269

Total Machinery		184,394

Media - 0.6%
CyberAgent, Inc.(a)	48	2,887
Daiichikosho Co., Ltd.	100	4,187
Hakuhodo DY Holdings, Inc.	322	3,835
Toho Co., Ltd.	130	3,578

Total Media		14,487

Metals & Mining - 1.1%
Dowa Holdings Co., Ltd.	291	1,483
Nippon Steel & Sumitomo Metal Corp.	1,000	19,086
UACJ Corp.	1,000	2,349
Yamato Kogyo Co., Ltd.	100	2,256

Total Metals & Mining		25,174

Multiline Retail - 0.3%
Izumi Co., Ltd.	48	1,860
Marui Group Co., Ltd.	100	1,338
Ryohin Keikaku Co., Ltd.	18	4,365

Total Multiline Retail		7,563

Paper & Forest Products - 0.2%
Oji Holdings Corp.	1,000	3,821

Personal Products - 1.3%
Kao Corp.	404	23,348
Kobayashi Pharmaceutical Co., Ltd.	82	3,625
Kose Corp.	42	3,517

Total Personal Products		30,490

Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	2,362	36,838
Chugai Pharmaceutical Co., Ltd.	488	17,291
Daiichi Sankyo Co., Ltd.	900	21,699
Hisamitsu Pharmaceutical Co., Inc.	119	6,821
KYORIN Holdings, Inc.	125	2,436
Mochida Pharmaceutical Co., Ltd.	38	3,056
Ono Pharmaceutical Co., Ltd.	100	4,320
Otsuka Holdings Co., Ltd.	400	18,399
Rohto Pharmaceutical Co., Ltd.	100	1,516
Sawai Pharmaceutical Co., Ltd.	43	3,320
Shionogi & Co., Ltd.	230	12,483
Tsumura & Co.	134	3,619

Total Pharmaceuticals		131,798

Professional Services - 0.5%
Meitec Corp.	44	1,486
Recruit Holdings Co., Ltd.	200	7,281
Temp Holdings Co., Ltd.	100	1,718

Total Professional Services		10,485

Real Estate Management & Development - 2.5%
Aeon Mall Co., Ltd.	200	2,601
Daikyo, Inc.	1,000	1,443
Daito Trust Construction Co., Ltd.	93	15,084
Daiwa House Industry Co., Ltd.	863	25,085
Hulic Co., Ltd.	454	4,744
Relo Holdings, Inc.	20	3,517
Sumitomo Realty & Development Co., Ltd.	155	4,162
Tokyo Tatemono Co., Ltd.	100	1,191

Total Real Estate Management & Development		57,827

Road & Rail - 1.6%
Central Japan Railway Co.	60	10,600
East Japan Railway Co.	277	25,470
Keisei Electric Railway Co., Ltd.	137	1,755

Total Road & Rail		37,825

Semiconductors & Semiconductor Equipment - 1.0%
Disco Corp.	38	3,404
Sumco Corp.	500	3,153
Tokyo Electron Ltd.	200	16,717

Total Semiconductors & Semiconductor Equipment		23,274

Software - 1.1%
Capcom Co., Ltd.	100	2,297
GungHo Online Entertainment, Inc.	474	1,275
Konami Holdings Corp.	107	4,062
Nexon Co., Ltd.	128	1,880
Oracle Corp.	82	4,356
Square Enix Holdings Co., Ltd.	93	3,001
Trend Micro, Inc.	256	9,096

Total Software		25,967

Specialty Retail - 1.7%
ABC-Mart, Inc.	73	4,874
Fast Retailing Co., Ltd.	41	10,910
Hikari Tsushin, Inc.	60	5,012
K’s Holdings Corp.	102	1,896
Sanrio Co., Ltd.	137	2,430
Shimamura Co., Ltd.	38	5,623
T-Gaia Corp.	57	798
USS Co., Ltd.	320	5,250
Yamada Denki Co., Ltd.	700	3,685

Total Specialty Retail		40,478

Technology Hardware, Storage & Peripherals - 4.4%
Brother Industries Ltd.	414	4,391
Canon, Inc.	2,700	76,652
Konica Minolta, Inc.	886	6,391
NEC Corp.	2,758	6,371
Seiko Epson Corp.	600	9,551

Total Technology Hardware, Storage & Peripherals		103,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

June 30, 2016

Investments	Shares	Value
Tobacco - 4.3%
Japan Tobacco, Inc.	2,500	$99,985

Trading Companies & Distributors - 2.6%
ITOCHU Corp.	3,031	36,621
Marubeni Corp.	3,979	17,822
MISUMI Group, Inc.	200	3,573
Nippon Steel & Sumikin Bussan Corp.	1,000	3,207

Total Trading Companies & Distributors		61,223

Wireless Telecommunication Services - 10.6%
KDDI Corp.	3,055	92,701
NTT DOCOMO, Inc.	4,832	130,302
SoftBank Group Corp.	417	23,531

Total Wireless Telecommunication Services		246,534

TOTAL COMMON STOCKS (Cost: $2,400,314)		2,325,771

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $10,854)(c)	10,854	10,854

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,411,168)		2,336,625
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(4,081)

NET ASSETS - 100.0%		$2,332,544

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $10,387 and the total market value of the collateral held by the Fund was $10,854.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	JPY	84,250	USD	820	$(1)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.2%

Japan - 99.2%
Aerospace & Defense - 0.1%
Jamco Corp.	16,400	$295,580

Air Freight & Logistics - 0.5%
AIT Corp.	38,100	308,618
Konoike Transport Co., Ltd.	45,300	468,499
Maruwa Unyu Kikan Co., Ltd.	5,900	178,282
Mitsui-Soko Holdings Co., Ltd.	198,000	526,893
SBS Holdings, Inc.	15,900	113,295
Shibusawa Warehouse Co., Ltd. (The)	43,000	114,846
Yusen Logistics Co., Ltd.	21,400	211,935

Total Air Freight & Logistics		1,922,368

Auto Components - 5.4%
Aisan Industry Co., Ltd.	32,100	206,199
Calsonic Kansei Corp.	90,000	677,259
Daido Metal Co., Ltd.	39,000	370,650
Daikyonishikawa Corp.	36,000	452,325
Eagle Industry Co., Ltd.	59,600	685,525
Exedy Corp.	29,225	621,021
FCC Co., Ltd.	33,900	546,881
G-Tekt Corp.	22,900	277,461
H-One Co., Ltd.	8,600	40,573
Imasen Electric Industrial	25,700	211,432
Kasai Kogyo Co., Ltd.	27,700	248,676
Keihin Corp.	40,821	621,924
KYB Corp.	158,400	507,979
Mitsuba Corp.	19,200	204,184
Musashi Seimitsu Industry Co., Ltd.	20,600	399,791
NHK Spring Co., Ltd.	203,700	1,640,084
Nifco, Inc.	33,686	1,753,419
Nissin Kogyo Co., Ltd.	66,300	844,018
Pacific Industrial Co., Ltd.	34,900	317,396
Sanden Holdings Corp.	183,963	493,126
Sanoh Industrial Co., Ltd.	94,400	501,491
Shoei Co., Ltd.	24,600	361,123
Tachi-S Co., Ltd.	11,600	169,155
Taiho Kogyo Co., Ltd.	21,100	216,162
Tokai Rika Co., Ltd.	102,058	1,490,232
Topre Corp.	28,100	593,554
Toyo Tire & Rubber Co., Ltd.	129,800	1,401,876
Toyoda Gosei Co., Ltd.	115,700	2,042,428
TPR Co., Ltd.	20,300	388,429
TS Tech Co., Ltd.	38,400	931,646
Unipres Corp.	23,403	373,435
Yokohama Rubber Co., Ltd. (The)	162,400	2,013,576

Total Auto Components		21,603,030

Automobiles - 0.2%
Nissan Shatai Co., Ltd.	60,900	603,717

Banks - 8.8%
Akita Bank Ltd. (The)	178,000	506,638
Aomori Bank Ltd. (The)	201,622	558,150
Ashikaga Holdings Co., Ltd.	143,200	456,442
Awa Bank Ltd. (The)	164,378	854,016
Bank of Iwate Ltd. (The)	13,700	514,134
Bank of Kyoto Ltd. (The)	238,000	1,445,307
Bank of Nagoya Ltd. (The)	188,691	584,889
Bank of Okinawa Ltd. (The)	18,480	538,602
Bank of Saga Ltd. (The)	149,448	323,399
Bank of the Ryukyus Ltd.	48,808	483,846
Chugoku Bank Ltd. (The)	117,500	1,188,859
Chukyo Bank Ltd. (The)	139,000	325,178
Daisan Bank Ltd. (The)	152,000	225,207
Daishi Bank Ltd. (The)	345,552	1,094,692
Ehime Bank Ltd. (The)	141,000	311,989
Eighteenth Bank Ltd. (The)	149,046	361,755
Fukui Bank Ltd. (The)	117,671	259,223
Gunma Bank Ltd. (The)	437,000	1,576,080
Hachijuni Bank Ltd. (The)	520,200	2,251,377
Hiroshima Bank Ltd. (The)	589,000	1,952,042
Hokkoku Bank Ltd. (The)	285,621	768,412
Hokuetsu Bank Ltd. (The)	79,000	133,220
Hokuhoku Financial Group, Inc.	1,537,000	1,737,908
Hyakugo Bank Ltd. (The)	249,000	854,352
Hyakujushi Bank Ltd. (The)	347,000	1,004,572
Iyo Bank Ltd. (The)	211,900	1,286,809
Jimoto Holdings, Inc.	381,400	524,197
Juroku Bank Ltd. (The)	146,000	384,248
Keiyo Bank Ltd. (The)	111,684	416,951
Kiyo Bank Ltd. (The)	62,790	772,405
Mie Bank Ltd. (The)	258,389	445,802
Minato Bank Ltd. (The)	174,000	257,803
Miyazaki Bank Ltd. (The)	95,000	235,208
Nanto Bank Ltd. (The)	248,000	788,069
Nishi-Nippon City Bank Ltd. (The)	710,000	1,238,815
North Pacific Bank Ltd.	584,915	1,579,310
Ogaki Kyoritsu Bank Ltd. (The)	239,423	658,127
San-In Godo Bank Ltd. (The)	123,100	796,748
Senshu Ikeda Holdings, Inc.	329,740	1,224,592
Shiga Bank Ltd. (The)	188,923	804,750
Shikoku Bank Ltd. (The)	256,000	499,074
Tochigi Bank Ltd. (The)	44,843	153,862
Toho Bank Ltd. (The)	200,000	616,044
TOMONY Holdings, Inc.	32,277	96,274
Towa Bank Ltd. (The)	80,000	61,604
Yamagata Bank Ltd. (The)	136,000	530,266
Yamaguchi Financial Group, Inc.	124,000	1,166,391

Total Banks		34,847,638

Beverages - 0.6%
Coca-Cola East Japan Co., Ltd.	53,500	1,020,563
Sapporo Holdings Ltd.	34,398	993,493
Takara Holdings, Inc.	60,711	555,684

Total Beverages		2,569,740

Building Products - 1.7%
Aica Kogyo Co., Ltd.	41,115	931,790
Bunka Shutter Co., Ltd.	45,100	359,165
Central Glass Co., Ltd.	112,933	483,260
Nichias Corp.	90,827	690,565
Nichiha Corp.	18,200	285,445
Nitto Boseki Co., Ltd.	141,996	476,134
Noritz Corp.	25,400	452,095
Okabe Co., Ltd.	26,200	185,665
Sanko Metal Industrial Co., Ltd.	39,000	108,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
Sankyo Tateyama, Inc.	20,300	$285,138
Sanwa Holdings Corp.	161,766	1,455,405
Takara Standard Co., Ltd.	58,063	525,221
Takasago Thermal Engineering Co., Ltd.	57,572	677,351

Total Building Products		6,915,958

Capital Markets - 3.7%
GCA Savvian Corp.	32,400	273,184
Ichigo, Inc.	98,500	385,013
Ichiyoshi Securities Co., Ltd.	109,088	776,238
kabu.com Securities Co., Ltd.	372,600	1,194,906
Marusan Securities Co., Ltd.	137,300	1,172,383
Matsui Securities Co., Ltd.	356,500	2,925,948
Monex Group, Inc.	367,994	825,018
Nihon M&A Center, Inc.	12,016	774,206
Okasan Securities Group, Inc.	359,000	1,585,213
SBI Holdings, Inc.	266,000	2,616,181
Sparx Group Co., Ltd.	153,000	271,430
Tokai Tokyo Financial Holdings, Inc.	497,000	2,092,836

Total Capital Markets		14,892,556

Chemicals - 6.7%
Achilles Corp.	308,000	375,280
ADEKA Corp.	72,125	867,553
Arakawa Chemical Industries Ltd.	30,000	275,173
Chugoku Marine Paints Ltd.	52,000	317,302
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	43,714	174,276
Denka Co., Ltd.	354,000	1,418,208
DIC Corp.	74,000	1,533,522
Fujimi, Inc.	22,400	325,771
Fuso Chemical Co., Ltd.	17,600	252,875
Ihara Chemical Industry Co., Ltd.	23,200	239,259
JSP Corp.	17,423	344,927
Kaneka Corp.	205,000	1,354,810
Kumiai Chemical Industry Co., Ltd.	35,100	212,468
Kureha Corp.	128,648	448,932
Lintec Corp.	48,365	941,937
Mitsubishi Gas Chemical Co., Inc.	351,000	1,816,756
Nihon Parkerizing Co., Ltd.	73,800	769,005
Nippon Kayaku Co., Ltd.	151,000	1,488,069
Nippon Shokubai Co., Ltd.	29,000	1,648,016
Nippon Soda Co., Ltd.	75,091	300,100
Nippon Valqua Industries Ltd.	76,688	195,103
NOF Corp.	125,000	1,029,584
Okamoto Industries, Inc.	42,436	458,734
Osaka Soda Co., Ltd.	99,000	396,618
Riken Technos Corp.	36,700	152,037
Sakata INX Corp.	54,200	617,074
Sanyo Chemical Industries Ltd.	64,176	495,442
Sekisui Plastics Co., Ltd.	98,000	304,728
Shikoku Chemicals Corp.	46,000	358,709
Sumitomo Bakelite Co., Ltd.	155,092	715,065
Sumitomo Seika Chemicals Co., Ltd.	64,000	353,719
T Hasegawa Co., Ltd.	14,400	254,200
Taiyo Holdings Co., Ltd.	23,791	729,337
Takiron Co., Ltd.	56,000	249,459
Toagosei Co., Ltd.	108,300	990,208
Tokai Carbon Co., Ltd.	189,000	469,783
Toyo Ink SC Holdings Co., Ltd.	257,512	1,071,816
Toyobo Co., Ltd.	479,531	902,130
Ube Industries Ltd.	751,930	1,231,350
Yushiro Chemical Industry Co., Ltd.	19,200	240,491
Zeon Corp.	76,000	488,196

Total Chemicals		26,808,022

Commercial Services & Supplies - 1.7%
Aeon Delight Co., Ltd.	29,000	787,260
Bell System24 Holdings, Inc.	52,000	415,128
Daiseki Co., Ltd.	14,107	271,717
Itoki Corp.	24,200	133,042
Kokuyo Co., Ltd.	58,803	835,130
Kyodo Printing Co., Ltd.	86,049	263,372
Matsuda Sangyo Co., Ltd.	14,800	182,061
Mitsubishi Pencil Co., Ltd.	3,700	172,395
NAC Co., Ltd.	36,900	302,494
Nippon Air Conditioning Services Co., Ltd.	22,200	111,011
Nippon Parking Development Co., Ltd.	317,900	381,145
Nissha Printing Co., Ltd.	16,600	303,069
Okamura Corp.	82,076	812,040
Pilot Corp.	5,200	222,517
Relia, Inc.	45,900	476,941
Sato Holdings Corp.	24,838	460,734
Toppan Forms Co., Ltd.	62,500	641,510

Total Commercial Services & Supplies		6,771,566

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.	73,248	1,215,207
Japan Radio Co., Ltd.	34,000	85,506

Total Communications Equipment		1,300,713

Construction & Engineering - 5.4%
Asunaro Aoki Construction Co., Ltd.	65,100	435,311
COMSYS Holdings Corp.	77,300	1,246,264
Fudo Tetra Corp.	76,900	115,436
Hazama Ando Corp.	86,900	479,437
Kandenko Co., Ltd.	106,138	868,016
Kinden Corp.	132,900	1,430,175
Kitano Construction Corp.	84,651	208,760
Kumagai Gumi Co., Ltd.	112,000	315,508
Kyowa Exeo Corp.	85,066	1,056,381
Kyudenko Corp.	30,890	912,337
Maeda Corp.	73,087	569,935
Maeda Road Construction Co., Ltd.	67,694	1,148,799
Meisei Industrial Co., Ltd.	45,700	196,449
Mirait Holdings Corp.	49,600	485,412
NDS Co., Ltd.	76,000	186,685
Nichireki Co., Ltd.	35,900	222,560
Nippo Corp.	55,358	938,911
Nippon Densetsu Kogyo Co., Ltd.	22,100	368,800
Nippon Koei Co., Ltd.	65,000	196,413
Nishimatsu Construction Co., Ltd.	256,037	1,187,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
Obayashi Road Corp.	32,600	$202,737
Okumura Corp.	218,853	1,203,169
OSJB Holdings Corp.	62,800	114,471
Penta-Ocean Construction Co., Ltd.	67,093	352,501
Raito Kogyo Co., Ltd.	26,900	279,777
Shinnihon Corp.	31,200	203,154
SHO-BOND Holdings Co., Ltd.	12,000	542,743
Sumitomo Mitsui Construction Co., Ltd.	456,000	382,259
Taikisha Ltd.	31,365	774,418
Toa Corp.	167,000	263,710
Toda Corp.	196,549	842,982
Toenec Corp.	43,000	217,536
Tokyo Energy & Systems, Inc.	21,000	212,272
Tokyu Construction Co., Ltd.	67,600	612,149
Toshiba Plant Systems & Services Corp.	56,900	926,795
Totetsu Kogyo Co., Ltd.	14,079	387,279
Toyo Construction Co., Ltd.	43,900	197,698
Toyo Engineering Corp.	69,554	229,157
Yahagi Construction Co., Ltd.	35,200	281,696
Yokogawa Bridge Holdings Corp.	11,900	117,620
Yurtec Corp.	53,000	360,084

Total Construction & Engineering		21,273,764

Construction Materials - 0.3%
Shinagawa Refractories Co., Ltd.	88,000	163,837
Sumitomo Osaka Cement Co., Ltd.	211,404	904,633

Total Construction Materials		1,068,470

Consumer Finance - 0.2%
J Trust Co., Ltd.	54,500	398,431
Pocket Card Co., Ltd.	46,800	235,391

Total Consumer Finance		633,822

Containers & Packaging - 0.7%
FP Corp.	19,400	936,056
Fuji Seal International, Inc.	14,305	501,282
Nihon Yamamura Glass Co., Ltd.	63,000	93,342
Rengo Co., Ltd.	175,000	1,129,252

Total Containers & Packaging		2,659,932

Distributors - 0.4%
Doshisha Co., Ltd.	26,600	508,198
Happinet Corp.	19,800	165,016
Paltac Corp.	47,957	968,115

Total Distributors		1,641,329

Diversified Consumer Services - 0.8%
Benesse Holdings, Inc.	96,400	2,256,130
Meiko Network Japan Co., Ltd.	24,586	298,847
Studio Alice Co., Ltd.	12,060	282,721
Tokyo Individualized Educational Institute, Inc.	48,300	319,677

Total Diversified Consumer Services		3,157,375

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.	48,900	497,151
IBJ Leasing Co., Ltd.	49,700	853,121

Total Diversified Financial Services		1,350,272

Electric Utilities - 1.2%
Hokkaido Electric Power Co., Inc.	27,400	220,877
Hokuriku Electric Power Co.	236,400	2,914,963
Okinawa Electric Power Co., Inc. (The)	15,900	332,445
Shikoku Electric Power Co., Inc.	116,300	1,367,168

Total Electric Utilities		4,835,453

Electrical Equipment - 1.5%
Chiyoda Integre Co., Ltd.	23,400	430,639
Daihen Corp.	77,000	333,999
Denyo Co., Ltd.	26,300	270,460
Endo Lighting Corp.	29,300	263,040
Fujikura Ltd.	154,715	705,786
Furukawa Electric Co., Ltd.	289,000	664,821
GS Yuasa Corp.	255,000	969,393
Idec Corp.	42,436	373,523
Nippon Carbon Co., Ltd.	115,000	215,226
Nissin Electric Co., Ltd.	45,565	669,773
Sanyo Denki Co., Ltd.	40,000	179,355
Sinfonia Technology Co., Ltd.	113,000	182,844
Takaoka Toko Co., Ltd.	19,200	310,299
Tatsuta Electric Wire and Cable Co., Ltd.	134,500	376,270

Total Electrical Equipment		5,945,428

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.	27,200	632,873
Amano Corp.	67,935	1,176,065
Anritsu Corp.	163,200	936,980
Azbil Corp.	59,454	1,741,488
Canon Electronics, Inc.	56,900	782,035
Citizen Holdings Co., Ltd.	292,000	1,411,756
CONEXIO Corp.	57,300	715,482
Daiwabo Holdings Co., Ltd.	192,396	406,959
Dexerials Corp.	131,800	918,579
Hagiwara Electric Co., Ltd.	4,500	84,482
Hakuto Co., Ltd.	15,434	128,178
Horiba Ltd.	21,700	947,617
Ibiden Co., Ltd.	117,600	1,318,257
Iriso Electronics Co., Ltd.	3,800	210,761
Japan Aviation Electronics Industry Ltd.	56,000	760,932
Kaga Electronics Co., Ltd.	34,100	384,244
Koa Corp.	16,447	115,429
Kyosan Electric Manufacturing Co., Ltd.	40,000	129,837
Macnica Fuji Electronics Holdings, Inc.	68,400	702,735
Marubun Corp.	36,500	207,067
Nippon Electric Glass Co., Ltd.	449,000	1,860,074
Nippon Signal Co., Ltd.	41,800	323,920
Nohmi Bosai Ltd.	38,691	515,176
Oki Electric Industry Co., Ltd.	784,000	1,039,322
Optex Co., Ltd.	3,200	81,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
Panasonic Industrial Devices SUNX Co., Ltd.	34,300	$207,625
Ryoden Corp.	41,723	255,405
Ryosan Co., Ltd.	55,500	1,319,471
Sanshin Electronics Co., Ltd.	32,800	264,728
Satori Electric Co., Ltd.	17,300	112,478
Shinko Shoji Co., Ltd.	9,900	93,799
Siix Corp.	13,100	447,563
Sumida Corp.	20,500	135,081
Tabuchi Electric Co., Ltd.	76,000	260,025
Taiyo Yuden Co., Ltd.	33,300	286,940
Tamura Corp.	48,000	136,622
Topcon Corp.	67,400	658,298
UKC Holdings Corp.	4,600	69,724
Vitec Holdings Co., Ltd.	9,700	98,806

Total Electronic Equipment, Instruments & Components		21,878,724

Energy Equipment & Services - 0.3%
Modec, Inc.	32,504	495,528
Shinko Plantech Co., Ltd.	32,600	242,776
Toyo Kanetsu K.K.	148,000	287,085

Total Energy Equipment & Services		1,025,389

Food & Staples Retailing - 2.5%
Ain Holdings, Inc.	7,300	564,275
Arcs Co., Ltd.	34,694	823,809
Axial Retailing, Inc.	7,900	271,830
Cawachi Ltd.	21,600	514,576
Cocokara fine, Inc.	10,700	550,697
Create SD Holdings Co., Ltd.	11,900	335,692
Heiwado Co., Ltd.	26,363	510,094
Kato Sangyo Co., Ltd.	20,716	485,036
Kobe Bussan Co., Ltd.	18,600	379,288
Life Corp.	14,400	386,704
Ministop Co., Ltd.	22,700	368,634
Mitsubishi Shokuhin Co., Ltd.	25,000	653,816
Nihon Chouzai Co., Ltd.	3,400	167,697
Qol Co., Ltd.	24,800	323,930
San-A Co., Ltd.	10,600	520,753
Sogo Medical Co., Ltd.	5,000	184,229
United Super Markets Holdings, Inc.	34,800	355,157
UNY Group Holdings Co., Ltd.	168,700	1,415,837
Valor Holdings Co., Ltd.	23,391	619,489
Yaoko Co., Ltd.	8,800	397,154

Total Food & Staples Retailing		9,828,697

Food Products - 2.8%
Ariake Japan Co., Ltd.	12,128	719,949
Feed One Co., Ltd.	119,300	132,568
Fuji Oil Holdings, Inc.	41,200	763,037
Fujicco Co., Ltd.	26,800	772,208
Hokuto Corp.	20,891	383,446
J-Oil Mills, Inc.	129,981	429,511
Kameda Seika Co., Ltd.	4,300	245,199
Marudai Food Co., Ltd.	92,000	437,626
Maruha Nichiro Corp.	21,332	579,306
Megmilk Snow Brand Co., Ltd.	25,700	895,579
Mitsui Sugar Co., Ltd.	79,492	375,803
Morinaga & Co., Ltd.	115,439	722,408
Morinaga Milk Industry Co., Ltd.	94,411	655,236
Nichirei Corp.	118,096	1,080,925
Nippon Flour Mills Co., Ltd.	116,766	908,269
Nippon Suisan Kaisha Ltd.	66,900	341,706
Nisshin Oillio Group Ltd. (The)	115,000	527,975
S Foods, Inc.	18,200	487,687
Sakata Seed Corp.	6,100	131,823
Showa Sangyo Co., Ltd.	128,000	542,743

Total Food Products		11,133,004

Gas Utilities - 0.2%
Saibu Gas Co., Ltd.	177,000	429,603
Shizuoka Gas Co., Ltd.	25,592	179,361

Total Gas Utilities		608,964

Health Care Equipment & Supplies - 1.6%
Eiken Chemical Co., Ltd.	12,335	268,607
Hogy Medical Co., Ltd.	11,700	813,150
Jeol Ltd.	45,000	171,508
Mani, Inc.	16,900	286,471
Nagaileben Co., Ltd.	31,826	763,154
Nakanishi, Inc.	5,400	159,226
Nihon Kohden Corp.	34,100	952,300
Nikkiso Co., Ltd.	23,100	148,386
Nipro Corp.	152,800	1,885,611
Paramount Bed Holdings Co., Ltd.	19,921	1,007,798

Total Health Care Equipment & Supplies		6,456,211

Health Care Providers & Services - 1.2%
As One Corp.	12,800	513,422
BML, Inc.	12,400	566,878
Japan Lifeline Co., Ltd.	1,400	56,360
Miraca Holdings, Inc.	39,900	1,719,057
NichiiGakkan Co., Ltd.	83,000	561,478
Ship Healthcare Holdings, Inc.	29,307	905,577
Toho Holdings Co., Ltd.	24,100	578,128

Total Health Care Providers & Services		4,900,900

Hotels, Restaurants & Leisure - 3.1%
Accordia Golf Co., Ltd.	70,800	739,815
Create Restaurants Holdings, Inc.	31,300	285,572
Doutor Nichires Holdings Co., Ltd.	29,453	512,750
Fuji Kyuko Co., Ltd.	27,402	383,291
Hiramatsu, Inc.	24,200	150,734
HIS Co., Ltd.	18,400	590,974
Ichibanya Co., Ltd.	17,836	619,801
KFC Holdings Japan Ltd.	16,800	303,608
Kyoritsu Maintenance Co., Ltd.	4,500	298,713
MOS Food Services, Inc.	12,400	353,060
Ohsho Food Service Corp.	19,300	694,190
Plenus Co., Ltd.	39,868	647,044
Resorttrust, Inc.	57,208	1,227,917
Round One Corp.	78,337	627,673
Royal Holdings Co., Ltd.	14,100	250,691
Saizeriya Co., Ltd.	19,100	339,775
SFP Dining Co., Ltd.	22,900	313,176
Skylark Co., Ltd.	147,800	1,867,129
St. Marc Holdings Co., Ltd.	16,100	485,715
Tokyo Dome Corp.	115,000	519,008
Tokyotokeiba Co., Ltd.	111,424	218,308
Toridoll.corp	6,800	181,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
Yoshinoya Holdings Co., Ltd.	26,300	$359,161
Zensho Holdings Co., Ltd.	17,600	256,992

Total Hotels, Restaurants & Leisure		12,226,581

Household Durables - 2.3%
Alpine Electronics, Inc.	60,600	587,157
Chofu Seisakusho Co., Ltd.	14,700	354,497
Clarion Co., Ltd.	109,000	265,620
Cleanup Corp.	23,200	170,512
Foster Electric Co., Ltd.	14,800	230,533
France Bed Holdings Co., Ltd.	60,300	550,747
Fujitsu General Ltd.	41,000	904,406
JVC Kenwood Corp.	100,800	205,353
Misawa Homes Co., Ltd.	26,400	177,561
Mitsui Home Co., Ltd.	30,000	126,621
Nissei Build Kogyo Co., Ltd.	93,000	478,643
PanaHome Corp.	115,177	906,013
Pressance Corp.	8,500	319,817
Sangetsu Co., Ltd.	56,700	1,058,945
Starts Corp., Inc.	35,500	701,764
Sumitomo Forestry Co., Ltd.	83,900	1,128,589
Tamron Co., Ltd.	31,966	425,632
TOA Corp.	21,452	190,912
Zojirushi Corp.	23,500	443,474

Total Household Durables		9,226,796

Household Products - 0.2%
Earth Chemical Co., Ltd.	17,100	821,747

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.	22,100	134,207

Industrial Conglomerates - 0.5%
Nisshinbo Holdings, Inc.	134,100	1,206,495
TOKAI Holdings Corp.	105,800	673,432

Total Industrial Conglomerates		1,879,927

Internet & Catalog Retail - 0.2%
ASKUL Corp.	15,265	560,961
Belluna Co., Ltd.	66,084	369,102

Total Internet & Catalog Retail		930,063

Internet Software & Services - 0.9%
COOKPAD, Inc.	21,700	263,133
Dip Corp.	15,500	413,223
F@N Communications, Inc.	30,300	233,622
GMO Internet, Inc.	95,772	986,753
Gree, Inc.	76,400	430,443
Gurunavi, Inc.	19,400	558,797
Infomart Corp.	22,100	201,203
Internet Initiative Japan, Inc.	13,900	283,311

Total Internet Software & Services		3,370,485

IT Services - 1.9%
DTS Corp.	18,291	338,220
Future Corp.	42,900	312,373
GMO Payment Gateway, Inc.	1,200	67,843
Information Services International-Dentsu Ltd.	20,200	313,859
IT Holdings Corp.	33,900	774,885
Itochu Techno-Solutions Corp.	96,800	2,072,062
Japan Asia Group Ltd.	60,400	243,154
NEC Networks & System Integration Corp.	32,279	569,500
NET One Systems Co., Ltd.	79,758	457,915
Nihon Unisys Ltd.	64,700	794,639
NS Solutions Corp.	67,880	1,040,796
Transcosmos, Inc.	24,800	701,768

Total IT Services		7,687,014

Leisure Products - 0.9%
Daikoku Denki Co., Ltd.	18,300	256,154
Dunlop Sports Co., Ltd.	600	5,398
Fields Corp.	30,700	377,354
Furyu Corp.	8,500	219,729
Heiwa Corp.	95,300	1,921,978
Mizuno Corp.	88,616	414,618
Tomy Co., Ltd.	43,400	364,240

Total Leisure Products		3,559,471

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	14,500	181,480

Machinery - 6.8%
Aichi Corp.	30,100	213,302
Aida Engineering Ltd.	62,700	509,716
Alinco, Inc.	14,700	137,844
Anest Iwata Corp.	35,200	301,940
Asahi Diamond Industrial Co., Ltd.	50,800	390,198
Bando Chemical Industries Ltd.	86,787	417,904
CKD Corp.	38,141	281,438
Daifuku Co., Ltd.	45,604	808,150
DMG Mori Co., Ltd.	68,700	650,906
Ebara Corp.	268,000	1,465,523
Fujitec Co., Ltd.	85,961	735,683
Furukawa Co., Ltd.	293,000	408,412
Giken Ltd.	9,500	177,054
Harmonic Drive Systems, Inc.	14,100	398,577
Hitachi Koki Co., Ltd.	49,727	295,192
Hitachi Zosen Corp.	109,400	524,659
Hokuetsu Industries Co., Ltd.	51,318	286,628
Japan Steel Works Ltd. (The)	100,524	455,636
Juki Corp.	26,800	237,462
Kato Works Co., Ltd.	111,000	424,135
Kitagawa Iron Works Co., Ltd.	147,000	239,292
Kito Corp.	19,000	149,644
Kitz Corp.	87,189	411,341
Kyokuto Kaihatsu Kogyo Co., Ltd.	22,980	214,143
Makino Milling Machine Co., Ltd.	52,578	264,966
Max Co., Ltd.	41,000	465,991
Meidensha Corp.	99,000	319,417
METAWATER Co., Ltd.	13,700	370,978
Mitsubishi Nichiyu Forklift Co., Ltd.	41,000	229,399
Mitsuboshi Belting Ltd.	44,092	342,541
Mitsui Engineering & Shipbuilding Co., Ltd.	565,404	771,582
Miura Co., Ltd.	51,300	1,140,611
Morita Holdings Corp.	31,805	417,288
Nachi-Fujikoshi Corp.	68,000	204,815
Nissei ASB Machine Co., Ltd.	10,200	168,923
Nitta Corp.	14,600	328,176
Noritake Co., Ltd.	137,000	311,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
NTN Corp.	467,000	$1,238,171
Obara Group, Inc.	16,179	598,492
Oiles Corp.	25,500	399,440
OKUMA Corp.	104,852	679,663
OSG Corp.	62,100	1,026,626
Ryobi Ltd.	105,000	431,913
Shibuya Corp.	19,600	321,158
Shima Seiki Manufacturing Ltd.	16,200	310,767
Shinmaywa Industries Ltd.	45,685	280,995
Sodick Co., Ltd.	33,500	256,009
Star Micronics Co., Ltd.	61,334	640,303
Tadano Ltd.	46,800	385,932
Takeuchi Manufacturing Co., Ltd.	20,200	257,742
Takuma Co., Ltd.	18,000	158,963
THK Co., Ltd.	86,100	1,454,443
Tocalo Co., Ltd.	13,900	223,831
Toshiba Machine Co., Ltd.	200,806	602,868
Tsubaki Nakashima Co., Ltd.	45,400	515,115
Tsubakimoto Chain Co.	97,228	593,281
Union Tool Co.	14,900	405,651
YAMABIKO Corp.	50,000	359,197
Yushin Precision Equipment Co., Ltd.	18,000	316,698

Total Machinery		26,927,875

Marine - 0.9%
Iino Kaiun Kaisha Ltd.	128,900	472,428
Japan Transcity Corp.	31,000	103,041
Kawasaki Kisen Kaisha Ltd.	572,000	1,338,142
Mitsui OSK Lines Ltd.	719,000	1,513,832

Total Marine		3,427,443

Media - 1.3%
Asahi Broadcasting Corp.	11,500	69,500
Avex Group Holdings, Inc.	48,999	551,173
Daiichikosho Co., Ltd.	40,400	1,691,373
Intage Holdings, Inc.	10,800	162,858
Shochiku Co., Ltd.	27,000	280,290
SKY Perfect JSAT Holdings, Inc.	207,800	954,029
Toei Co., Ltd.	47,313	443,199
Tv Tokyo Holdings Corp.	18,900	370,484
Wowow, Inc.	10,600	246,221
Zenrin Co., Ltd.	20,087	390,031

Total Media		5,159,158

Metals & Mining - 3.0%
Aichi Steel Corp.	134,000	590,389
Alconix Corp.	12,200	175,050
Asahi Holdings, Inc.	31,100	448,357
Daido Steel Co., Ltd.	299,000	1,017,165
Dowa Holdings Co., Ltd.	259,000	1,320,372
Kyoei Steel Ltd.	45,814	694,422
Mitsui Mining & Smelting Co., Ltd.	588,000	968,632
Nippon Denko Co., Ltd.	285,941	434,806
Nippon Light Metal Holdings Co., Ltd.	458,900	1,010,931
Nisshin Steel Co., Ltd.	89,028	1,128,145
Nittetsu Mining Co., Ltd.	96,000	308,802
Osaka Steel Co., Ltd.	29,400	509,535
Sanyo Special Steel Co., Ltd.	122,000	539,897
Toho Zinc Co., Ltd.	111,967	336,152
Tokyo Rope Manufacturing Co., Ltd.	170,000	243,591
Tokyo Tekko Co., Ltd.	125,000	442,295
Topy Industries Ltd.	267,000	543,942
UACJ Corp.	293,632	689,788
Yamato Kogyo Co., Ltd.	29,300	660,885

Total Metals & Mining		12,063,156

Multiline Retail - 0.7%
Parco Co., Ltd.	78,200	625,051
Seria Co., Ltd.	6,500	536,651
Takashimaya Co., Ltd.	204,000	1,453,592

Total Multiline Retail		2,615,294

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.	19,400	223,708
Cosmo Energy Holdings Co., Ltd.	66,500	806,375
Itochu Enex Co., Ltd.	93,881	825,428
Nippon Gas Co., Ltd.	16,600	358,893
San-Ai Oil Co., Ltd.	57,716	326,302
Sinanen Holdings Co., Ltd.	61,771	237,835

Total Oil, Gas & Consumable Fuels		2,778,541

Paper & Forest Products - 0.9%
Chuetsu Pulp & Paper Co., Ltd.	85,000	169,022
Daiken Corp.	107,000	338,971
Daio Paper Corp.	36,478	395,039
Hokuetsu Kishu Paper Co., Ltd.	111,332	762,905
Nippon Paper Industries Co., Ltd.	91,800	1,599,050
Tokushu Tokai Paper Co., Ltd.	118,000	399,123

Total Paper & Forest Products		3,664,110

Personal Products - 0.8%
Aderans Co., Ltd.	50,000	246,125
Artnature, Inc.	8,000	63,242
Ci:z Holdings Co., Ltd.	19,200	419,784
Fancl Corp.	41,000	566,303
Mandom Corp.	12,353	565,331
Milbon Co., Ltd.	9,700	435,408
Noevir Holdings Co., Ltd.	27,800	845,462

Total Personal Products		3,141,655

Pharmaceuticals - 2.3%
Fuji Pharma Co., Ltd.	12,900	285,060
JCR Pharmaceuticals Co., Ltd.	4,700	138,128
Kaken Pharmaceutical Co., Ltd.	32,100	2,093,274
KYORIN Holdings, Inc.	48,085	936,952
Mochida Pharmaceutical Co., Ltd.	11,611	933,724
Nichi-iko Pharmaceutical Co., Ltd.	19,700	398,455
Rohto Pharmaceutical Co., Ltd.	35,900	544,151
Sawai Pharmaceutical Co., Ltd.	16,424	1,267,941
Seikagaku Corp.	24,000	371,264
Torii Pharmaceutical Co., Ltd.	4,000	92,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
Towa Pharmaceutical Co., Ltd.	6,600	$342,899
Tsumura & Co.	44,700	1,207,366
ZERIA Pharmaceutical Co., Ltd.	31,600	454,949

Total Pharmaceuticals		9,066,882

Professional Services - 1.4%
Altech Corp.	7,800	153,810
Benefit One, Inc.	10,600	314,105
en-japan, Inc.	10,300	189,956
FULLCAST Holdings Co., Ltd.	26,700	220,179
Funai Soken Holdings, Inc.	24,940	336,698
Meitec Corp.	31,400	1,060,542
Nomura Co., Ltd.	30,000	446,242
Pasco Corp.	44,000	131,670
Space Co., Ltd.	16,200	187,281
Tanseisha Co., Ltd.	12,500	91,871
TechnoPro Holdings, Inc.	38,200	1,182,230
Weathernews, Inc.	8,300	290,852
World Holdings Co., Ltd.	12,200	204,067
Yumeshin Holdings Co., Ltd.	98,800	638,507

Total Professional Services		5,448,010

Real Estate Management & Development - 1.8%
Airport Facilities Co., Ltd.	48,819	237,457
Daibiru Corp.	30,000	256,458
Daikyo, Inc.	348,000	502,037
Goldcrest Co., Ltd.	13,700	214,734
Heiwa Real Estate Co., Ltd.	19,768	249,533
Kenedix, Inc.	60,000	223,414
Leopalace21 Corp.	73,400	511,561
Nippon Commercial Development Co., Ltd.	4,700	68,720
Open House Co., Ltd.	21,500	580,934
Raysum Co., Ltd.	37,000	254,264
Relo Holdings, Inc.	5,146	904,901
Sumitomo Real Estate Sales Co., Ltd.	42,100	821,563
Takara Leben Co., Ltd.	66,500	504,957
TOC Co., Ltd.	42,900	348,335
Tokyo Tatemono Co., Ltd.	98,200	1,169,708
Unizo Holdings Co., Ltd.	11,000	433,181

Total Real Estate Management & Development		7,281,757

Road & Rail - 1.6%
Fukuyama Transporting Co., Ltd.	108,059	568,787
Hitachi Transport System Ltd.	45,500	742,885
Ichinen Holdings Co., Ltd.	20,600	184,133
Maruzen Showa Unyu Co., Ltd.	51,000	186,919
Nikkon Holdings Co., Ltd.	51,060	910,808
Nishi-Nippon Railroad Co., Ltd.	129,000	667,697
Sakai Moving Service Co., Ltd.	3,500	94,980
Sankyu, Inc.	182,532	973,243
Seino Holdings Co., Ltd.	159,960	1,457,867
Senko Co., Ltd.	89,256	535,066
Tonami Holdings Co., Ltd.	67,000	170,455

Total Road & Rail		6,492,840

Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp.	95,000	1,051,029
Axell Corp.	5,100	33,556
Lasertec Corp.	21,300	257,867
MegaChips Corp.	19,700	216,606
Micronics Japan Co., Ltd.	44,700	392,579
Mimasu Semiconductor Industry Co., Ltd.	21,527	201,022
SCREEN Holdings Co., Ltd.	90,000	970,270
Shindengen Electric Manufacturing Co., Ltd.	24,000	75,329
Shinko Electric Industries Co., Ltd.	46,753	226,496
Sumco Corp.	235,000	1,482,065
Tokyo Seimitsu Co., Ltd.	28,500	657,564

Total Semiconductors & Semiconductor Equipment		5,564,383

Software - 0.9%
Broadleaf Co., Ltd.	18,500	169,510
Capcom Co., Ltd.	36,213	831,639
COLOPL, Inc.	24,700	485,140
Fuji Soft, Inc.	14,800	348,252
Imagica Robot Holdings, Inc.	30,900	135,238
Marvelous, Inc.	49,900	406,146
MTI Ltd.	25,800	164,220
NSD Co., Ltd.	41,600	660,150
Systena Corp.	22,700	307,343

Total Software		3,507,638

Specialty Retail - 5.1%
Adastria Co., Ltd.	25,800	1,016,005
Alpen Co., Ltd.	33,800	552,186
AOKI Holdings, Inc.	48,754	501,845
Aoyama Trading Co., Ltd.	64,300	2,356,643
Arcland Sakamoto Co., Ltd.	24,416	269,649
Autobacs Seven Co., Ltd.	81,800	1,156,156
Bic Camera, Inc.	45,700	418,735
Chiyoda Co., Ltd.	26,891	591,345
DCM Holdings Co., Ltd.	106,745	910,438
EDION Corp.	87,139	716,036
Geo Holdings Corp.	46,700	625,459
Gfoot Co., Ltd.	8,100	55,821
Gulliver International Co., Ltd.	38,460	313,408
Hard Off Corp. Co., Ltd.	9,800	118,452
Honeys Co., Ltd.	9,000	98,343
Joshin Denki Co., Ltd.	32,000	268,252
K’s Holdings Corp.	71,948	1,337,409
Kohnan Shoji Co., Ltd.	38,500	710,030
Komeri Co., Ltd.	20,637	535,287
Konaka Co., Ltd.	14,000	66,186
Kyoto Kimono Yuzen Co., Ltd.	15,100	119,369
Nishimatsuya Chain Co., Ltd.	49,500	698,665
Nojima Corp.	21,300	348,806
Pal Co., Ltd.	19,600	459,480
Sac’s Bar Holdings, Inc.	35,200	343,457
Sanrio Co., Ltd.	102,742	1,822,697
Shimachu Co., Ltd.	29,264	634,971
T-Gaia Corp.	71,200	996,620
United Arrows Ltd.	19,229	556,683
VT Holdings Co., Ltd.	130,500	592,777
Xebio Holdings Co., Ltd.	43,200	606,796
Yellow Hat Ltd.	14,000	309,094

Total Specialty Retail		20,107,100

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co., Ltd.	27,700	574,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2016

Investments	Shares	Value
Hitachi Maxell Ltd.	27,000	$365,562
MCJ Co., Ltd.	25,300	121,580
Riso Kagaku Corp.	53,800	705,342
Roland DG Corp.	3,900	69,188
Wacom Co., Ltd.	171,111	663,829

Total Technology Hardware, Storage & Peripherals		2,500,075

Textiles, Apparel & Luxury Goods - 1.3%
Descente Ltd.	26,753	286,853
Fujibo Holdings, Inc.	89,000	213,413
Goldwin, Inc.	4,900	221,620
Gunze Ltd.	168,834	470,675
Japan Wool Textile Co., Ltd. (The)	95,225	656,244
Kurabo Industries Ltd.	139,766	246,590
Onward Holdings Co., Ltd.	146,433	910,656
Seiren Co., Ltd.	41,111	385,103
TASAKI & Co., Ltd.	16,400	211,814
Wacoal Holdings Corp.	110,000	1,080,807
Yondoshi Holdings, Inc.	14,100	283,264

Total Textiles, Apparel & Luxury Goods		4,967,039

Trading Companies & Distributors - 2.6%
Advan Co., Ltd.	26,400	291,303
Daiichi Jitsugyo Co., Ltd.	46,000	197,739
Gecoss Corp.	21,800	211,646
Hanwa Co., Ltd.	195,114	1,007,997
Inaba Denki Sangyo Co., Ltd.	30,194	1,025,695
Inabata & Co., Ltd.	59,141	532,090
Iwatani Corp.	98,166	554,989
Japan Pulp & Paper Co., Ltd.	125,578	402,721
Kamei Corp.	24,100	191,456
Kanamoto Co., Ltd.	16,128	311,115
Kanematsu Corp.	236,000	370,368
Kuroda Electric Co., Ltd.	41,865	714,141
Mitsui Matsushima Co., Ltd.	213,000	211,775
Nagase & Co., Ltd.	80,204	878,734
Nippon Steel & Sumikin Bussan Corp.	269,000	862,667
Onoken Co., Ltd.	28,700	321,997
Sanyo Trading Co., Ltd.	13,000	149,147
Seika Corp.	69,000	162,765
Trusco Nakayama Corp.	18,100	908,617
Yamazen Corp.	73,106	579,347
Yuasa Trading Co., Ltd.	20,200	413,294

Total Trading Companies & Distributors		10,299,603

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	93,000	853,943
Mitsubishi Logistics Corp.	43,000	596,023
Nissin Corp.	71,000	211,083
Sumitomo Warehouse Co., Ltd. (The)	95,538	472,149

Total Transportation Infrastructure		2,133,198

TOTAL COMMON STOCKS (Cost: $372,656,711)		394,092,150

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree Japan Hedged Equity Fund(a) (Cost: $2,266,760)	55,670	2,158,882

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $374,923,471)		396,251,032
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		1,228,013

NET ASSETS - 100.0%		$397,479,045

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/1/2016	JPY	20,000,000	USD	194,509	$(442)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.5%

South Korea - 100.5%
Aerospace & Defense - 1.6%
Hanwha Techwin Co., Ltd.	214	$9,029
Korea Aerospace Industries Ltd.	3,914	248,735

Total Aerospace & Defense		257,764

Air Freight & Logistics - 2.6%
Hyundai Glovis Co., Ltd.	2,868	427,019

Auto Components - 6.6%
Hankook Tire Co., Ltd.	10,182	450,824
Hanon Systems	30,927	281,924
Mando Corp.	1,328	250,762
Nexen Tire Corp.	7,638	87,530

Total Auto Components		1,071,040

Automobiles - 9.5%
Hyundai Motor Co.	6,555	771,109
Kia Motors Corp.	20,393	764,837

Total Automobiles		1,535,946

Biotechnology - 0.3%
Medy-Tox, Inc.	128	47,939

Chemicals - 18.9%
Hanwha Chemical Corp.	12,393	255,531
Hyosung Corp.	5,555	600,423
Korea Petrochemical Ind Co., Ltd.	1,340	278,621
Kumho Petrochemical Co., Ltd.	3,361	173,616
LG Chem Ltd.	3,295	743,760
Lotte Chemical Corp.	3,096	760,662
OCI Co., Ltd.*(a)	2,189	171,608
SK Materials Co., Ltd.	623	66,419

Total Chemicals		3,050,640

Construction & Engineering - 5.0%
Daelim Industrial Co., Ltd.	3,676	242,545
Daewoo Engineering & Construction Co., Ltd.*	20,787	101,242
GS Engineering & Construction Corp.*	1,523	36,692
Hyundai Engineering & Construction Co., Ltd.	14,552	421,330

Total Construction & Engineering		801,809

Electronic Equipment, Instruments & Components - 4.7%
LG Display Co., Ltd.	32,946	755,111
Samsung Electro-Mechanics Co., Ltd.	238	10,352

Total Electronic Equipment, Instruments & Components		765,463

Food Products - 1.7%
CJ CheilJedang Corp.	794	267,803

Household Durables - 0.9%
LG Electronics, Inc.	3,142	147,028

Internet Software & Services - 4.2%
NAVER Corp.	1,090	671,876

IT Services - 2.4%
Samsung SDS Co., Ltd.	3,054	380,474

Media - 0.6%
Cheil Worldwide, Inc.	7,092	104,054

Metals & Mining - 5.4%
Hyundai Steel Co.	16,117	641,546
POSCO	1,310	229,166

Total Metals & Mining		870,712

Oil, Gas & Consumable Fuels - 9.5%
S-Oil Corp.	11,519	757,033
SK Innovation Co., Ltd.	6,322	771,143

Total Oil, Gas & Consumable Fuels		1,528,176

Personal Products - 5.9%
Amorepacific Corp.	2,560	959,014

Pharmaceuticals - 0.1%
Hanmi Pharm Co., Ltd.	30	18,388

Semiconductors & Semiconductor Equipment - 4.8%
Eo Technics Co., Ltd.	316	26,721
SK Hynix, Inc.	26,829	754,664

Total Semiconductors & Semiconductor Equipment		781,385

Software - 1.9%
Com2uS Corp.*	1,251	142,819
NCSoft Corp.	840	172,106

Total Software		314,925

Technology Hardware, Storage & Peripherals - 11.2%
Samsung Electronics Co., Ltd.	1,466	1,813,647

Textiles, Apparel & Luxury Goods - 1.4%
Hansae Co., Ltd.	2,296	75,148
Youngone Corp.	4,179	150,202

Total Textiles, Apparel & Luxury Goods		225,350

Trading Companies & Distributors - 1.3%
Posco Daewoo Corp.	9,818	213,092

TOTAL COMMON STOCKS (Cost: $16,906,500)		16,253,544

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $115,796)(c)	115,796	115,796

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $17,022,296)		16,369,340
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.2)%		(195,956)

NET ASSETS - 100.0%		$16,173,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

June 30, 2016

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)	At June 30, 2016, the total market value of the Fund’s securities on loan was $110,303 and the total market value of the collateral held by the Fund was $115,796.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	KRW	5,080,362,040	USD	4,257,976	$(152,634)
7/5/2016	KRW	4,298,767,880	USD	3,603,870	(128,186)
7/5/2016	KRW	5,080,362,040	USD	4,260,976	(149,634)
7/5/2016	KRW	5,080,362,040	USD	4,257,406	(153,205)
7/5/2016	KRW	64,413,000	USD	54,079	(1,842)
7/5/2016	KRW	582,175,480	USD	504,354	(1,073)
7/5/2016	USD	4,425,342	KRW	5,097,109,420	(192)
7/5/2016	USD	4,424,574	KRW	5,097,109,420	576
7/5/2016	USD	3,745,334	KRW	4,312,938,740	(975)
7/5/2016	USD	4,428,418	KRW	5,097,109,420	(3,268)
8/3/2016	KRW	4,836,240,500	USD	4,200,277	2,576
8/3/2016	KRW	4,836,240,500	USD	4,196,668	(1,032)
8/3/2016	KRW	4,836,240,500	USD	4,197,360	(340)
8/3/2016	KRW	4,092,203,500	USD	3,552,322	421
8/3/2016	USD	52,454	KRW	60,511,000	68

					$(588,740)

CURRENCY LEGEND

KRW	South Korean won

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%
Aerospace & Defense - 2.9%
Boeing Co. (The)	74,255	$9,643,497
General Dynamics Corp.	28,001	3,898,859
Honeywell International, Inc.	82,682	9,617,570
Lockheed Martin Corp.	41,169	10,216,911
Northrop Grumman Corp.	14,121	3,138,816
Raytheon Co.	28,551	3,881,508
Rockwell Collins, Inc.	9,125	776,903
Textron, Inc.	1,911	69,866
United Technologies Corp.	107,757	11,050,480

Total Aerospace & Defense		52,294,410

Air Freight & Logistics - 0.6%
FedEx Corp.	8,712	1,322,307
United Parcel Service, Inc. Class B	91,776	9,886,111

Total Air Freight & Logistics		11,208,418

Airlines - 0.2%
American Airlines Group, Inc.	26,415	747,809
Delta Air Lines, Inc.	36,896	1,344,121
Southwest Airlines Co.	20,044	785,925

Total Airlines		2,877,855

Auto Components - 0.2%
Johnson Controls, Inc.	82,781	3,663,887

Automobiles - 1.0%
Ford Motor Co.	754,466	9,483,638
General Motors Co.	285,765	8,087,149

Total Automobiles		17,570,787

Banks - 5.2%
Bank of America Corp.	548,739	7,281,766
BB&T Corp.	101,334	3,608,504
Citigroup, Inc.	51,610	2,187,748
Citizens Financial Group, Inc.	36,766	734,585
Fifth Third Bancorp	94,696	1,665,703
JPMorgan Chase & Co.	447,477	27,806,221
KeyCorp	86,419	954,930
M&T Bank Corp.	18,331	2,167,274
PNC Financial Services Group, Inc. (The)	49,832	4,055,826
Regions Financial Corp.	147,006	1,251,021
SunTrust Banks, Inc.	51,398	2,111,430
U.S. Bancorp	187,010	7,542,113
Wells Fargo & Co.	635,971	30,100,507

Total Banks		91,467,628

Beverages - 2.9%
Brown-Forman Corp. Class B	7,768	774,936
Coca-Cola Co. (The)	600,995	27,243,103
Constellation Brands, Inc. Class A	6,899	1,141,095
Dr. Pepper Snapple Group, Inc.	18,348	1,772,967
Molson Coors Brewing Co. Class B	13,318	1,346,849
PepsiCo, Inc.	184,725	19,569,767

Total Beverages		51,848,717

Biotechnology - 2.2%
AbbVie, Inc.	304,316	18,840,204
Amgen, Inc.	68,165	10,371,305
Gilead Sciences, Inc.	109,006	9,093,280

Total Biotechnology		38,304,789

Capital Markets - 1.7%
Ameriprise Financial, Inc.	19,717	1,771,573
Bank of New York Mellon Corp. (The)	81,530	3,167,441
BlackRock, Inc.	19,563	6,700,914
Charles Schwab Corp. (The)	45,359	1,148,036
Franklin Resources, Inc.	44,716	1,492,173
Goldman Sachs Group, Inc. (The)	27,797	4,130,078
Morgan Stanley	160,038	4,157,787
Northern Trust Corp.	21,264	1,408,953
State Street Corp.	35,922	1,936,914
T. Rowe Price Group, Inc.	32,694	2,385,681
TD Ameritrade Holding Corp.	47,348	1,348,234

Total Capital Markets		29,647,784

Chemicals - 1.9%
Air Products & Chemicals, Inc.	23,614	3,354,132
CF Industries Holdings, Inc.	29,978	722,470
Dow Chemical Co. (The)	176,062	8,752,042
E.I. du Pont de Nemours & Co.	83,746	5,426,741
Eastman Chemical Co.	15,390	1,044,981
Ecolab, Inc.	15,349	1,820,391
Monsanto Co.	44,837	4,636,594
Mosaic Co. (The)	55,817	1,461,289
PPG Industries, Inc.	17,104	1,781,382
Praxair, Inc.	34,389	3,864,980
Sherwin-Williams Co. (The)	4,198	1,232,827

Total Chemicals		34,097,829

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	43,711	2,242,811
Waste Management, Inc.	60,011	3,976,929

Total Commercial Services & Supplies		6,219,740

Communications Equipment - 1.3%
Cisco Systems, Inc.	719,154	20,632,528
Juniper Networks, Inc.	21,418	481,691
Motorola Solutions, Inc.	19,738	1,302,116

Total Communications Equipment		22,416,335

Construction Materials - 0.0%
Vulcan Materials Co.	2,302	277,069

Consumer Finance - 0.6%
American Express Co.	73,257	4,451,095
Capital One Financial Corp.	51,262	3,255,650
Discover Financial Services	40,306	2,159,998

Total Consumer Finance		9,866,743

Containers & Packaging - 0.3%
International Paper Co.	85,748	3,634,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2016

Investments	Shares	Value
WestRock Co.	37,444	$1,455,449

Total Containers & Packaging		5,089,449

Distributors - 0.1%
Genuine Parts Co.	18,950	1,918,688

Diversified Financial Services - 0.4%
CME Group, Inc.	32,725	3,187,415
Intercontinental Exchange, Inc.	6,062	1,551,629
Moody’s Corp.	12,587	1,179,528
S&P Global, Inc.	17,103	1,834,468

Total Diversified Financial Services		7,753,040

Diversified Telecommunication Services - 7.0%
AT&T, Inc.	1,542,742	66,661,882
CenturyLink, Inc.	210,295	6,100,658
Verizon Communications, Inc.	907,810	50,692,110

Total Diversified Telecommunication Services		123,454,650

Electric Utilities - 4.0%
American Electric Power Co., Inc.	89,135	6,247,472
Duke Energy Corp.	147,914	12,689,542
Edison International	40,695	3,160,781
Entergy Corp.	40,913	3,328,272
Eversource Energy	47,522	2,846,568
Exelon Corp.	193,676	7,042,059
FirstEnergy Corp.	84,538	2,951,222
NextEra Energy, Inc.	64,292	8,383,677
PG&E Corp.	76,602	4,896,400
PPL Corp.	136,672	5,159,368
Southern Co. (The)	196,384	10,532,074
Xcel Energy, Inc.	82,236	3,682,528

Total Electric Utilities		70,919,963

Electrical Equipment - 0.5%
AMETEK, Inc.	8,191	378,670
Emerson Electric Co.	120,828	6,302,389
Rockwell Automation, Inc.	17,054	1,958,140

Total Electrical Equipment		8,639,199

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	14,524	832,661
Corning, Inc.	134,892	2,762,588

Total Electronic Equipment, Instruments & Components		3,595,249

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	27,216	1,228,258
Halliburton Co.	74,232	3,361,967
National Oilwell Varco, Inc.	92,998	3,129,383

Total Energy Equipment & Services		7,719,608

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	19,586	3,075,786
CVS Health Corp.	73,407	7,027,986
Kroger Co. (The)	45,300	1,666,587
Sysco Corp.	76,613	3,887,344
Wal-Mart Stores, Inc.	468,419	34,203,955
Walgreens Boots Alliance, Inc.	84,185	7,010,085

Total Food & Staples Retailing		56,871,743

Food Products - 2.6%
Archer-Daniels-Midland Co.	86,736	3,720,107
Campbell Soup Co.	33,295	2,215,116
ConAgra Foods, Inc.	49,765	2,379,265
General Mills, Inc.	80,433	5,736,481
Hershey Co. (The)	18,292	2,075,959
Hormel Foods Corp.	35,538	1,300,691
J.M. Smucker Co. (The)	11,953	1,821,757
Kellogg Co.	45,243	3,694,091
Kraft Heinz Co. (The)	176,988	15,659,898
Mead Johnson Nutrition Co.	17,991	1,632,683
Mondelez International, Inc. Class A	112,313	5,111,365
Tyson Foods, Inc. Class A	14,647	978,273

Total Food Products		46,325,686

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	142,827	5,614,529
Baxter International, Inc.	31,865	1,440,935
Becton, Dickinson and Co.	15,929	2,701,399
C.R. Bard, Inc.	1,835	431,519
St. Jude Medical, Inc.	23,266	1,814,748
Stryker Corp.	24,997	2,995,391
Zimmer Biomet Holdings, Inc.	7,776	936,075

Total Health Care Equipment & Supplies		15,934,596

Health Care Providers & Services - 1.1%
Aetna, Inc.	15,231	1,860,162
AmerisourceBergen Corp.	12,388	982,616
Anthem, Inc.	21,323	2,800,563
Cardinal Health, Inc.	26,347	2,055,329
Cigna Corp.	387	49,532
Humana, Inc.	4,640	834,643
McKesson Corp.	5,855	1,092,836
UnitedHealth Group, Inc.	72,659	10,259,451
Universal Health Services, Inc. Class B	1,277	171,246

Total Health Care Providers & Services		20,106,378

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	56,329	1,269,092
Las Vegas Sands Corp.	222,062	9,657,476
Marriott International, Inc. Class A(a)	16,570	1,101,242
McDonald’s Corp.	124,380	14,967,889
Starbucks Corp.	88,070	5,030,559
Starwood Hotels & Resorts Worldwide, Inc.	15,947	1,179,281
Yum! Brands, Inc.	49,165	4,076,762

Total Hotels, Restaurants & Leisure		37,282,301

Household Durables - 0.2%
D.R. Horton, Inc.	14,494	456,271
Newell Brands, Inc.	19,188	931,961
Whirlpool Corp.	8,291	1,381,613

Total Household Durables		2,769,845

Household Products - 2.9%
Church & Dwight Co., Inc.	9,947	1,023,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2016

Investments	Shares	Value
Clorox Co. (The)	14,384	$1,990,601
Colgate-Palmolive Co.	91,914	6,728,105
Kimberly-Clark Corp.	47,485	6,528,238
Procter & Gamble Co. (The)	409,751	34,693,617

Total Household Products		50,964,008

Industrial Conglomerates - 3.1%
3M Co.	71,869	12,585,699
Danaher Corp.	17,028	1,719,828
General Electric Co.	1,269,681	39,969,558
Roper Technologies, Inc.	2,452	418,213

Total Industrial Conglomerates		54,693,298

Insurance - 2.0%
Aflac, Inc.	52,481	3,787,029
Allstate Corp. (The)	33,339	2,332,063
American International Group, Inc.	103,052	5,450,420
Hartford Financial Services Group, Inc. (The)	35,109	1,558,137
Lincoln National Corp.	21,216	822,544
Loews Corp.	10,774	442,704
Marsh & McLennan Cos., Inc.	51,792	3,545,680
MetLife, Inc.	156,263	6,223,955
Principal Financial Group, Inc.	42,900	1,763,619
Progressive Corp. (The)	57,585	1,929,098
Prudential Financial, Inc.	68,949	4,918,822
Travelers Cos., Inc. (The)	30,245	3,600,365

Total Insurance		36,374,436

Internet & Catalog Retail - 0.0%
Expedia, Inc.	4,106	436,468

IT Services - 2.4%
Automatic Data Processing, Inc.	52,192	4,794,879
Fidelity National Information Services, Inc.	21,266	1,566,879
International Business Machines Corp.	165,893	25,179,240
MasterCard, Inc. Class A	32,887	2,896,029
Paychex, Inc.	52,041	3,096,439
Visa, Inc. Class A	63,593	4,716,693
Xerox Corp.	122,685	1,164,281

Total IT Services		43,414,440

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	16,821	746,179
Thermo Fisher Scientific, Inc.	8,114	1,198,925

Total Life Sciences Tools & Services		1,945,104

Machinery - 1.4%
Caterpillar, Inc.	120,661	9,147,311
Cummins, Inc.	34,987	3,933,938
Deere & Co.	45,506	3,687,806
Illinois Tool Works, Inc.	38,578	4,018,285
PACCAR, Inc.	31,822	1,650,607
Parker-Hannifin Corp.	15,693	1,695,629
Stanley Black & Decker, Inc.	14,138	1,572,428

Total Machinery		25,706,004

Media - 2.0%
CBS Corp. Class B Non-Voting Shares	24,550	1,336,502
Comcast Corp. Class A	185,460	12,090,137
Omnicom Group, Inc.	29,264	2,384,723
Time Warner, Inc.	75,627	5,561,610
Twenty-First Century Fox, Inc. Class A	56,889	1,538,847
Twenty-First Century Fox, Inc. Class B	36,071	982,935
Viacom, Inc. Class B	60,108	2,492,679
Walt Disney Co. (The)	89,112	8,716,936

Total Media		35,104,369

Metals & Mining - 0.2%
Alcoa, Inc.	74,873	694,073
Nucor Corp.	52,855	2,611,565

Total Metals & Mining		3,305,638

Multi-Utilities - 1.7%
Ameren Corp.	44,737	2,397,008
Consolidated Edison, Inc.	55,172	4,438,036
Dominion Resources, Inc.	104,913	8,175,870
DTE Energy Co.	29,682	2,942,080
Public Service Enterprise Group, Inc.	94,514	4,405,298
Sempra Energy	33,660	3,837,913
WEC Energy Group, Inc.	52,729	3,443,204

Total Multi-Utilities		29,639,409

Multiline Retail - 0.5%
Dollar General Corp.	16,556	1,556,264
Macy’s, Inc.	55,534	1,866,498
Target Corp.	85,025	5,936,445

Total Multiline Retail		9,359,207

Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	49,019	2,610,262
Apache Corp.	39,056	2,174,247
Chevron Corp.	412,334	43,224,973
Cimarex Energy Co.	2,408	287,323
ConocoPhillips	336,098	14,653,873
Devon Energy Corp.	52,182	1,891,597
EOG Resources, Inc.	21,563	1,798,785
Exxon Mobil Corp.	723,470	67,818,078
Hess Corp.	24,386	1,465,599
Kinder Morgan, Inc.	1,209,278	22,637,684
Marathon Oil Corp.	47,464	712,435
Marathon Petroleum Corp.	61,372	2,329,681
Noble Energy, Inc.	42,025	1,507,437
Occidental Petroleum Corp.	153,145	11,571,636
Phillips 66	64,002	5,077,919
Pioneer Natural Resources Co.	428	64,718
Spectra Energy Corp.	192,856	7,064,315
Tesoro Corp.	10,697	801,419
Valero Energy Corp.	63,265	3,226,515
Williams Cos., Inc. (The)	321,765	6,959,777

Total Oil, Gas & Consumable Fuels		197,878,273

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,091	1,282,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2016

Investments	Shares	Value
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	160,763	$11,824,119
Eli Lilly & Co.	117,236	9,232,335
Johnson & Johnson	361,227	43,816,835
Merck & Co., Inc.	435,493	25,088,752
Pfizer, Inc.	952,736	33,545,834
Zoetis, Inc.	16,106	764,391

Total Pharmaceuticals		124,272,266

Professional Services - 0.0%
Equifax, Inc.	5,694	731,110

Real Estate Investment Trusts (REITs) - 4.5%
American Tower Corp.	36,916	4,194,027
AvalonBay Communities, Inc.	17,367	3,132,833
Boston Properties, Inc.	14,334	1,890,655
Crown Castle International Corp.	61,787	6,267,055
Equinix, Inc.	6,418	2,488,451
Equity Residential	46,241	3,185,080
Essex Property Trust, Inc.	7,389	1,685,357
General Growth Properties, Inc.	112,674	3,359,939
HCP, Inc.	130,857	4,629,721
Host Hotels & Resorts, Inc.	170,709	2,767,193
Kimco Realty Corp.	75,859	2,380,455
Macerich Co. (The)	24,413	2,084,626
Prologis, Inc.	89,477	4,387,952
Public Storage	21,584	5,516,655
Realty Income Corp.	52,051	3,610,257
Simon Property Group, Inc.	47,315	10,262,624
SL Green Realty Corp.	9,258	985,699
Ventas, Inc.	85,637	6,236,086
Vornado Realty Trust	21,940	2,196,633
Welltower, Inc.	81,708	6,223,698
Weyerhaeuser Co.	90,129	2,683,140

Total Real Estate Investment Trusts (REITs)		80,168,136

Road & Rail - 0.9%
CSX Corp.	121,287	3,163,165
Norfolk Southern Corp.	34,382	2,926,940
Union Pacific Corp.	107,014	9,336,971

Total Road & Rail		15,427,076

Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	38,951	2,206,184
Applied Materials, Inc.	116,139	2,783,852
Intel Corp.	583,280	19,131,584
Lam Research Corp.	10,222	859,261
Linear Technology Corp.	29,049	1,351,650
Maxim Integrated Products, Inc.	40,089	1,430,776
NVIDIA Corp.	35,565	1,671,911
QUALCOMM, Inc.	268,733	14,396,027
Skyworks Solutions, Inc.	10,129	640,963
Texas Instruments, Inc.	121,263	7,597,127
Xilinx, Inc.	30,598	1,411,486

Total Semiconductors & Semiconductor Equipment		53,480,821

Software - 3.8%
Activision Blizzard, Inc.	21,740	861,556
CA, Inc.	71,945	2,361,955
Intuit, Inc.	14,642	1,634,194
Microsoft Corp.	941,453	48,174,150
Oracle Corp.	303,940	12,440,264
Symantec Corp.	89,819	1,844,882

Total Software		67,317,001

Specialty Retail - 1.5%
Advance Auto Parts, Inc.	551	89,058
Best Buy Co., Inc.	45,431	1,390,189
Gap, Inc. (The)	61,355	1,301,953
Home Depot, Inc. (The)	101,548	12,966,664
L Brands, Inc.	25,969	1,743,299
Lowe’s Cos., Inc.	61,400	4,861,038
Ross Stores, Inc.	16,211	919,001
TJX Cos., Inc. (The)	35,287	2,725,215
Tractor Supply Co.	4,811	438,667

Total Specialty Retail		26,435,084

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	453,369	43,342,076
EMC Corp.	152,715	4,149,267
HP, Inc.	324,958	4,078,223
Western Digital Corp.	33,154	1,566,858

Total Technology Hardware, Storage & Peripherals		53,136,424

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	23,296	585,429
NIKE, Inc. Class B	60,982	3,366,206
VF Corp.	45,158	2,776,765

Total Textiles, Apparel & Luxury Goods		6,728,400

Tobacco - 3.8%
Altria Group, Inc.	347,331	23,951,946
Philip Morris International, Inc.	323,525	32,908,963
Reynolds American, Inc.	203,611	10,980,741

Total Tobacco		67,841,650

Trading Companies & Distributors - 0.2%
Fastenal Co.	35,921	1,594,533
W.W. Grainger, Inc.	6,694	1,521,212

Total Trading Companies & Distributors		3,115,745

TOTAL COMMON STOCKS (Cost: $1,597,418,392)		1,768,899,316

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Dividend Fund(a)(b) (Cost: $1,216,976)	16,355	1,255,083

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,498,900)(d)	1,498,900	1,498,900

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,600,134,268)		1,771,653,299
Cash and Other Assets in Excess of Liabilities - 0.1%		1,937,893

NET ASSETS - 100.0%		$1,773,591,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2016

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $1,465,064 and the total market value of the collateral held by the Fund was $1,498,900.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Aerospace & Defense - 8.2%
Boeing Co. (The)	42,070	$5,463,631
BWX Technologies, Inc.	1,812	64,815
Huntington Ingalls Industries, Inc.	3,750	630,113
Lockheed Martin Corp.	18,211	4,519,424
Northrop Grumman Corp.	9,666	2,148,558
Orbital ATK, Inc.	2,419	205,954
Raytheon Co.	18,074	2,457,160
Spirit AeroSystems Holdings, Inc. Class A*	15,365	660,695

Total Aerospace & Defense		16,150,350

Airlines - 2.5%
Alaska Air Group, Inc.	9,336	544,195
Allegiant Travel Co.	1,002	151,803
Delta Air Lines, Inc.	57,036	2,077,822
Hawaiian Holdings, Inc.*	4,089	155,218
JetBlue Airways Corp.*	24,142	399,792
Southwest Airlines Co.	42,015	1,647,408

Total Airlines		4,976,238

Auto Components - 1.7%
Cooper Tire & Rubber Co.	5,156	153,752
Goodyear Tire & Rubber Co. (The)	89,296	2,291,335
Lear Corp.	6,321	643,225
Tenneco, Inc.*	4,675	217,902
Visteon Corp.	319	20,993

Total Auto Components		3,327,207

Automobiles - 1.8%
General Motors Co.	117,336	3,320,609
Thor Industries, Inc.	3,557	230,280

Total Automobiles		3,550,889

Banks - 0.8%
BancorpSouth, Inc.	5,728	129,968
First Horizon National Corp.	13,592	187,298
First Niagara Financial Group, Inc.	20,670	201,326
Fulton Financial Corp.	11,496	155,196
Hilltop Holdings, Inc.*	11,178	234,626
PrivateBancorp, Inc.	4,109	180,919
Synovus Financial Corp.	6,860	198,872
Webster Financial Corp.	5,221	177,253
Wintrust Financial Corp.	3,154	160,854

Total Banks		1,626,312

Beverages - 1.0%
Constellation Brands, Inc. Class A	7,113	1,176,490
Dr. Pepper Snapple Group, Inc.	8,096	782,316
National Beverage Corp.*	1,133	71,164

Total Beverages		2,029,970

Biotechnology - 0.0%
Insys Therapeutics, Inc.*(a)	1,698	21,972

Building Products - 0.6%
A.O. Smith Corp.	3,519	310,059
Fortune Brands Home & Security, Inc.	4,668	270,604
Lennox International, Inc.	1,724	245,842
Owens Corning	5,325	274,344

Total Building Products		1,100,849

Capital Markets - 0.2%
E*TRADE Financial Corp.*	7,645	179,581
Evercore Partners, Inc. Class A	952	42,069
Interactive Brokers Group, Inc. Class A	885	31,329
LPL Financial Holdings, Inc.(a)	4,413	99,425

Total Capital Markets		352,404

Chemicals - 2.5%
Celanese Corp. Series A	7,315	478,767
Chemtura Corp.*	16,153	426,116
Dow Chemical Co. (The)	75,801	3,768,068
Scotts Miracle-Gro Co. (The) Class A	2,438	170,440
Sensient Technologies Corp.	1,879	133,484

Total Chemicals		4,976,875

Commercial Services & Supplies - 1.2%
Cintas Corp.	4,500	441,585
Healthcare Services Group, Inc.	1,807	74,774
R.R. Donnelley & Sons Co.	9,932	168,049
Republic Services, Inc.	14,496	743,790
Waste Management, Inc.	14,895	987,091

Total Commercial Services & Supplies		2,415,289

Communications Equipment - 0.4%
CommScope Holding Co., Inc.*	1,700	52,751
Harris Corp.	4,333	361,546
Infinera Corp.*	2,270	25,606
Juniper Networks, Inc.	17,605	395,936

Total Communications Equipment		835,839

Construction & Engineering - 0.4%
Dycom Industries, Inc.*	1,034	92,812
EMCOR Group, Inc.	3,485	171,671
Jacobs Engineering Group, Inc.*	8,555	426,124

Total Construction & Engineering		690,607

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,942	372,864
Vulcan Materials Co.	1,758	211,593

Total Construction Materials		584,457

Consumer Finance - 0.9%
Synchrony Financial*	73,763	1,864,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2016

Investments	Shares	Value
Containers & Packaging - 0.9%
AptarGroup, Inc.	2,751	$217,687
Avery Dennison Corp.	4,714	352,371
Bemis Co., Inc.	5,373	276,656
Graphic Packaging Holding Co.	17,043	213,719
Sealed Air Corp.	6,020	276,739
Silgan Holdings, Inc.	2,847	146,507
Sonoco Products Co.	5,130	254,756

Total Containers & Packaging		1,738,435

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,122	52,577
Pool Corp.	1,555	146,217

Total Distributors		198,794

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.*	1,386	91,906
Graham Holdings Co. Class B	246	120,427
Service Corp. International	4,846	131,036
ServiceMaster Global Holdings, Inc.*	4,448	177,030

Total Diversified Consumer Services		520,399

Diversified Financial Services - 1.0%
Nasdaq, Inc.	6,912	446,999
Voya Financial, Inc.	64,190	1,589,344

Total Diversified Financial Services		2,036,343

Electric Utilities - 1.6%
Hawaiian Electric Industries, Inc.	5,270	172,804
PG&E Corp.	26,072	1,666,522
Xcel Energy, Inc.	28,386	1,271,125

Total Electric Utilities		3,110,451

Electrical Equipment - 0.1%
Acuity Brands, Inc.	956	237,050

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	8,224	509,066
Avnet, Inc.	12,980	525,820
CDW Corp.	8,608	345,009
Ingram Micro, Inc. Class A	6,094	211,949
Jabil Circuit, Inc.	12,441	229,785
SYNNEX Corp.	2,201	208,699
Tech Data Corp.*	3,106	223,166

Total Electronic Equipment, Instruments & Components		2,253,494

Food & Staples Retailing - 8.0%
Casey’s General Stores, Inc.	1,540	202,525
Costco Wholesale Corp.	14,938	2,345,864
CVS Health Corp.	54,207	5,189,778
Kroger Co. (The)	46,527	1,711,728
Rite Aid Corp.*	255,517	1,913,822
Sysco Corp.	15,509	786,927
Walgreens Boots Alliance, Inc.	42,062	3,502,503

Total Food & Staples Retailing		15,653,147

Food Products - 7.7%
B&G Foods, Inc.	2,037	98,183
Cal-Maine Foods, Inc.(a)	5,927	262,685
Campbell Soup Co.	13,520	899,486
ConAgra Foods, Inc.	20,946	1,001,428
Flowers Foods, Inc.	8,435	158,156
Hormel Foods Corp.	17,093	625,604
Ingredion, Inc.	4,042	523,075
J.M. Smucker Co. (The)	3,075	468,661
Lancaster Colony Corp.	977	124,675
Mondelez International, Inc. Class A	201,242	9,158,523
Pinnacle Foods, Inc.	4,063	188,076
Snyder’s-Lance, Inc.	1,869	63,340
TreeHouse Foods, Inc.*	1,366	140,220
Tyson Foods, Inc. Class A	20,655	1,379,548

Total Food Products		15,091,660

Gas Utilities - 0.8%
AGL Resources, Inc.	6,475	427,156
Atmos Energy Corp.	5,308	431,646
New Jersey Resources Corp.	5,572	214,801
ONE Gas, Inc.	2,513	167,341
Piedmont Natural Gas Co., Inc.	2,456	147,655
WGL Holdings, Inc.	2,455	173,789

Total Gas Utilities		1,562,388

Health Care Equipment & Supplies - 0.6%
ABIOMED, Inc.*	1,555	169,946
Boston Scientific Corp.*	26,982	630,569
Cantel Medical Corp.	804	55,259
Hill-Rom Holdings, Inc.	1,065	53,729
Hologic, Inc.*	3,498	121,031
Integra LifeSciences Holdings Corp.*	128	10,212
Masimo Corp.*	1,980	103,980

Total Health Care Equipment & Supplies		1,144,726

Health Care Providers & Services - 11.8%
Aetna, Inc.	21,327	2,604,666
Amsurg Corp.*	1,498	116,155
Anthem, Inc.	20,510	2,693,783
Cardinal Health, Inc.	15,459	1,205,957
Centene Corp.*	7,925	565,607
Chemed Corp.	750	102,232
Cigna Corp.	14,728	1,885,037
Diplomat Pharmacy, Inc.*(a)	568	19,880
Express Scripts Holding Co.*	27,409	2,077,602
Henry Schein, Inc.*	3,170	560,456
Humana, Inc.	6,493	1,167,961
Laboratory Corp. of America Holdings*	3,665	477,439
LifePoint Health, Inc.*	2,159	141,134
Molina Healthcare, Inc.*	2,518	125,648
Owens & Minor, Inc.	2,386	89,189
Quest Diagnostics, Inc.	10,380	845,036
UnitedHealth Group, Inc.	52,375	7,395,350
Universal Health Services, Inc. Class B	5,690	763,029
VCA, Inc.*	3,139	212,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2016

Investments	Shares	Value
WellCare Health Plans, Inc.*	1,574	$168,859

Total Health Care Providers & Services		23,217,248

Hotels, Restaurants & Leisure - 1.7%
Aramark	7,370	246,305
Boyd Gaming Corp.*	2,630	48,392
Churchill Downs, Inc.	301	38,034
Darden Restaurants, Inc.	5,086	322,147
Diamond Resorts International, Inc.*(a)	4,475	134,071
Pinnacle Entertainment, Inc.*	2,395	26,537
Starbucks Corp.	39,854	2,276,461
Texas Roadhouse, Inc.	2,726	124,306
Vail Resorts, Inc.	813	112,381
Wendy’s Co. (The)	4,803	46,205

Total Hotels, Restaurants & Leisure		3,374,839

Household Durables - 2.0%
CalAtlantic Group, Inc.	4,057	148,933
D.R. Horton, Inc.	23,766	748,154
Leggett & Platt, Inc.	7,063	360,990
Lennar Corp. Class A	15,353	707,773
Mohawk Industries, Inc.*	3,474	659,226
Newell Brands, Inc.	13,253	643,698
NVR, Inc.*	211	375,652
Tempur Sealy International, Inc.*	1,951	107,929
Toll Brothers, Inc.*	10,170	273,675

Total Household Durables		4,026,030

Insurance - 10.9%
Aflac, Inc.	39,416	2,844,259
Alleghany Corp.*	1,011	555,625
American Financial Group, Inc.	6,196	458,070
American International Group, Inc.	65,815	3,480,955
AmTrust Financial Services, Inc.	17,651	432,450
Assurant, Inc.	1,311	113,152
Cincinnati Financial Corp.	9,492	710,856
CNO Financial Group, Inc.	11,705	204,369
Erie Indemnity Co. Class A	921	91,492
First American Financial Corp.	7,900	317,738
Hanover Insurance Group, Inc. (The)	3,827	323,841
Hartford Financial Services Group, Inc. (The)	36,817	1,633,939
Kemper Corp.	2,838	87,921
Markel Corp.*	562	535,462
National General Holdings Corp.	6,779	145,206
Old Republic International Corp.	19,942	384,681
Progressive Corp. (The)	40,545	1,358,258
Prudential Financial, Inc.	19,285	1,375,792
Reinsurance Group of America, Inc.	6,512	631,599
RLI Corp.	2,136	146,914
Selective Insurance Group, Inc.	4,625	176,721
Torchmark Corp.	9,329	576,719
Travelers Cos., Inc. (The)	32,601	3,880,823
Unum Group	11,800	375,122
W.R. Berkley Corp.	8,607	515,732

Total Insurance		21,357,696

Internet & Catalog Retail - 0.2%
Expedia, Inc.	3,213	341,542
Netflix, Inc.*	1,380	126,242

Total Internet & Catalog Retail		467,784

Internet Software & Services - 0.7%
eBay, Inc.*	55,853	1,307,519

IT Services - 2.0%
Blackhawk Network Holdings, Inc.*	879	29,438
Booz Allen Hamilton Holding Corp.	7,386	218,921
Broadridge Financial Solutions, Inc.	5,514	359,513
CACI International, Inc. Class A*	1,381	124,856
Computer Sciences Corp.	8,933	443,524
Convergys Corp.	7,509	187,725
DST Systems, Inc.	2,365	275,357
EPAM Systems, Inc.*	946	60,837
Euronet Worldwide, Inc.*	1,323	91,538
Fiserv, Inc.*	7,695	836,677
Global Payments, Inc.	4,486	320,211
Leidos Holdings, Inc.	2,391	114,457
Sabre Corp.	8,756	234,573
Science Applications International Corp.	2,700	157,545
Total System Services, Inc.	6,750	358,493
Vantiv, Inc. Class A*	3,290	186,214

Total IT Services		3,999,879

Leisure Products - 0.4%
Brunswick Corp.	5,509	249,668
Hasbro, Inc.	6,222	522,586

Total Leisure Products		772,254

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc. Class A*	818	116,990
Bruker Corp.	3,029	68,879
Charles River Laboratories International, Inc.*	1,810	149,216
INC Research Holdings, Inc. Class A*	846	32,258
PAREXEL International Corp.*	2,073	130,350
PerkinElmer, Inc.	4,094	214,608
PRA Health Sciences, Inc.*	706	29,483
VWR Corp.*	5,733	165,684

Total Life Sciences Tools & Services		907,468

Machinery - 1.1%
AGCO Corp.	5,835	275,004
Oshkosh Corp.	6,023	287,358
Snap-on, Inc.	2,832	446,946
Stanley Black & Decker, Inc.	7,974	886,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2016

Investments	Shares	Value
Toro Co. (The)	2,506	$221,029

Total Machinery		2,117,205

Marine - 0.0%
Matson, Inc.	2,458	79,369

Media - 0.8%
Interpublic Group of Cos., Inc. (The)	22,859	528,043
New York Times Co. (The) Class A	4,824	58,370
Sinclair Broadcast Group, Inc. Class A	5,718	170,739
TEGNA, Inc.	35,050	812,109

Total Media		1,569,261

Multi-Utilities - 0.6%
CMS Energy Corp.	14,232	652,680
NiSource, Inc.	12,737	337,785
TECO Energy, Inc.	8,333	230,324

Total Multi-Utilities		1,220,789

Multiline Retail - 1.6%
Dollar Tree, Inc.*	4,074	383,934
Target Corp.	39,799	2,778,766

Total Multiline Retail		3,162,700

Oil, Gas & Consumable Fuels - 6.5%
CVR Energy, Inc.(a)	3,406	52,793
HollyFrontier Corp.	12,889	306,371
Marathon Petroleum Corp.	70,074	2,660,009
PDC Energy, Inc.*	194	11,176
Phillips 66	55,824	4,429,076
Tesoro Corp.	16,229	1,215,877
Valero Energy Corp.	71,700	3,656,700
Western Refining, Inc.(a)	13,392	276,277
World Fuel Services Corp.	4,826	229,187

Total Oil, Gas & Consumable Fuels		12,837,466

Personal Products - 0.8%
Coty, Inc. Class A(a)	12,790	332,412
Estee Lauder Cos., Inc. (The) Class A	13,990	1,273,370

Total Personal Products		1,605,782

Pharmaceuticals - 0.1%
Prestige Brands Holdings, Inc.*	2,027	112,296

Professional Services - 0.5%
Equifax, Inc.	3,999	513,472
ManpowerGroup, Inc.	5,180	333,281
On Assignment, Inc.*	1,694	62,593

Total Professional Services		909,346

Real Estate Management & Development - 0.4%
CBRE Group, Inc. Class A*	16,699	442,189
Jones Lang LaSalle, Inc.	2,737	266,721

Total Real Estate Management & Development		708,910

Road & Rail - 0.2%
AMERCO	1,114	417,249

Semiconductors & Semiconductor Equipment - 1.0%
Cirrus Logic, Inc.*	3,150	122,188
First Solar, Inc.*	10,466	507,392
Integrated Device Technology, Inc.*	5,711	114,962
Microsemi Corp.*	2,454	80,197
NVIDIA Corp.	18,429	866,347
ON Semiconductor Corp.*	15,672	138,227
Synaptics, Inc.*	1,258	67,618

Total Semiconductors & Semiconductor Equipment		1,896,931

Software - 1.2%
ACI Worldwide, Inc.*	3,352	65,397
Activision Blizzard, Inc.	29,112	1,153,709
Electronic Arts, Inc.*	12,666	959,576
Fair Isaac Corp.	973	109,959
Pegasystems, Inc.	1,136	30,615

Total Software		2,319,256

Specialty Retail - 7.9%
Advance Auto Parts, Inc.	3,391	548,087
American Eagle Outfitters, Inc.	9,005	143,450
Asbury Automotive Group, Inc.*	2,024	106,746
AutoNation, Inc.*	7,602	357,142
CarMax, Inc.*	10,965	537,614
Foot Locker, Inc.	8,578	470,589
Home Depot, Inc. (The)	52,112	6,654,181
Lithia Motors, Inc. Class A	1,554	110,443
Lowe’s Cos., Inc.	39,814	3,152,074
Monro Muffler Brake, Inc.	942	59,874
Murphy USA, Inc.*	3,186	236,274
O’Reilly Automotive, Inc.*	3,665	993,581
Penske Automotive Group, Inc.	7,433	233,842
Ross Stores, Inc.	18,449	1,045,874
Tractor Supply Co.	4,707	429,184
Ulta Salon Cosmetics & Fragrance, Inc.*	1,583	385,682

Total Specialty Retail		15,464,637

Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Co.	3,721	214,106
G-III Apparel Group Ltd.*	2,457	112,334
NIKE, Inc. Class B	55,577	3,067,850
Skechers U.S.A., Inc. Class A*	7,644	227,180

Total Textiles, Apparel & Luxury Goods		3,621,470

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	1,354	61,566
Watsco, Inc.	1,300	182,897

Total Trading Companies & Distributors		244,463

Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.*	13,823	598,121
Telephone & Data Systems, Inc.	1,191	35,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2016

Investments	Shares	Value
United States Cellular Corp.*	1,317	$51,719

Total Wireless Telecommunication Services		685,165

TOTAL COMMON STOCKS (Cost: $193,895,957)		196,453,886

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree Earnings 500 Fund(a)(b)	7,536	524,807
WisdomTree MidCap Earnings Fund(a)(b)	2,460	224,598

TOTAL EXCHANGE-TRADED FUNDS (Cost: $745,176)		749,405

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $1,215,910)(d)	1,215,910	1,215,910

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $195,857,043)		198,419,201
Liabilities in Excess of Cash and Other Assets - (0.9)%		(1,710,481)

NET ASSETS - 100.0%		$196,708,720

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $1,287,104 and the total market value of the collateral held by the Fund was $1,318,522. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,612.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 101.3%

United States - 101.3%
Aerospace & Defense - 1.4%
B/E Aerospace, Inc.	79,465	$3,669,296
BWX Technologies, Inc.	34,987	1,251,485
Curtiss-Wright Corp.	14,929	1,257,768
Hexcel Corp.	34,071	1,418,717
Huntington Ingalls Industries, Inc.	31,120	5,229,094
L-3 Communications Holdings, Inc.	71,524	10,491,856
Orbital ATK, Inc.	29,960	2,550,794

Total Aerospace & Defense		25,869,010

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	147,356	10,941,183
Expeditors International of Washington, Inc.	120,709	5,919,569

Total Air Freight & Logistics		16,860,752

Airlines - 0.2%
Alaska Air Group, Inc.	51,246	2,987,129
Allegiant Travel Co.(a)	4,931	747,047

Total Airlines		3,734,176

Auto Components - 0.7%
BorgWarner, Inc.	121,512	3,587,034
Gentex Corp.	261,905	4,046,432
Goodyear Tire & Rubber Co. (The)	97,258	2,495,640
Lear Corp.	25,739	2,619,201

Total Auto Components		12,748,307

Automobiles - 0.7%
Harley-Davidson, Inc.	218,237	9,886,136
Thor Industries, Inc.	46,240	2,993,578

Total Automobiles		12,879,714

Banks - 3.2%
Associated Banc-Corp.	72,810	1,248,692
Bank of Hawaii Corp.	26,411	1,817,077
Bank of the Ozarks, Inc.(a)	20,114	754,677
BankUnited, Inc.	49,219	1,512,008
BOK Financial Corp.(a)	38,749	2,429,562
Cathay General Bancorp	38,461	1,084,600
CIT Group, Inc.	60,756	1,938,724
Comerica, Inc.	72,352	2,975,838
Commerce Bancshares, Inc.	39,796	1,906,228
Cullen/Frost Bankers, Inc.	42,968	2,738,351
East West Bancorp, Inc.	55,967	1,912,952
First Citizens BancShares, Inc. Class A	1,186	307,067
First Horizon National Corp.	81,963	1,129,450
First Niagara Financial Group, Inc.	219,676	2,139,644
First Republic Bank	27,212	1,904,568
FirstMerit Corp.	127,135	2,577,026
Home BancShares, Inc.	44,038	871,512
Huntington Bancshares, Inc.	427,271	3,819,803
Iberiabank Corp.	20,599	1,230,378
Investors Bancorp, Inc.	114,890	1,272,981
MB Financial, Inc.	31,792	1,153,414
PacWest Bancorp	113,684	4,522,350
People’s United Financial, Inc.	269,323	3,948,275
PrivateBancorp, Inc.	1,503	66,177
Prosperity Bancshares, Inc.	34,646	1,766,600
Synovus Financial Corp.	41,217	1,194,881
TCF Financial Corp.	75,069	949,623
UMB Financial Corp.	21,109	1,123,210
Umpqua Holdings Corp.	178,821	2,766,361
United Bankshares, Inc.	51,532	1,932,965
Valley National Bancorp	217,634	1,984,822
Webster Financial Corp.	45,865	1,557,117
Zions Bancorp	37,140	933,328

Total Banks		59,470,261

Beverages - 0.3%
Brown-Forman Corp. Class A	43,001	4,645,398

Building Products - 1.0%
A.O. Smith Corp.	31,316	2,759,253
Fortune Brands Home & Security, Inc.	67,883	3,935,177
Lennox International, Inc.(a)	20,797	2,965,652
Masco Corp.	185,051	5,725,478
Owens Corning	71,165	3,666,421

Total Building Products		19,051,981

Capital Markets - 0.9%
Eaton Vance Corp.	78,096	2,759,913
Federated Investors, Inc. Class B	75,447	2,171,365
Interactive Brokers Group, Inc. Class A	11,758	416,233
Janus Capital Group, Inc.	97,926	1,363,130
Legg Mason, Inc.	43,999	1,297,531
LPL Financial Holdings, Inc.(a)	46,199	1,040,863
NorthStar Asset Management Group, Inc.	140,124	1,430,666
Raymond James Financial, Inc.	40,808	2,011,834
SEI Investments Co.	31,792	1,529,513
Waddell & Reed Financial, Inc. Class A	101,589	1,749,363

Total Capital Markets		15,770,411

Chemicals - 4.3%
Albemarle Corp.	113,405	8,994,151
Ashland, Inc.	41,803	4,797,730
Cabot Corp.	55,469	2,532,714
Celanese Corp. Series A	112,680	7,374,906
FMC Corp.(a)	97,335	4,507,584
Huntsman Corp.	494,220	6,647,259
International Flavors & Fragrances, Inc.	64,823	8,172,236
NewMarket Corp.	8,481	3,514,357
Olin Corp.	290,293	7,210,878
PolyOne Corp.	52,812	1,861,095
RPM International, Inc.	136,491	6,817,725
Scotts Miracle-Gro Co. (The) Class A	72,375	5,059,736
Sensient Technologies Corp.	32,507	2,309,297
Valspar Corp. (The)	53,219	5,749,249
Westlake Chemical Corp.	73,749	3,165,307

Total Chemicals		78,714,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2016

Investments	Shares	Value
Commercial Services & Supplies - 2.0%
Cintas Corp.	52,870	$5,188,133
Deluxe Corp.	44,240	2,936,209
Healthcare Services Group, Inc.	59,612	2,466,745
KAR Auction Services, Inc.	164,223	6,854,668
Pitney Bowes, Inc.	316,214	5,628,609
R.R. Donnelley & Sons Co.	610,933	10,336,986
Rollins, Inc.	109,338	3,200,323

Total Commercial Services & Supplies		36,611,673

Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	360,785	3,312,006
Harris Corp.	126,398	10,546,649

Total Communications Equipment		13,858,655

Construction & Engineering - 0.5%
EMCOR Group, Inc.	17,525	863,282
Fluor Corp.	110,789	5,459,682
KBR, Inc.	109,554	1,450,495
Valmont Industries, Inc.	13,650	1,846,435

Total Construction & Engineering		9,619,894

Construction Materials - 0.4%
Eagle Materials, Inc.(a)	13,815	1,065,827
Martin Marietta Materials, Inc.	31,214	5,993,088

Total Construction Materials		7,058,915

Consumer Finance - 0.3%
Navient Corp.	388,738	4,645,419

Containers & Packaging - 2.3%
AptarGroup, Inc.	42,407	3,355,666
Avery Dennison Corp.	89,748	6,708,663
Ball Corp.	40,996	2,963,601
Bemis Co., Inc.	99,760	5,136,642
Graphic Packaging Holding Co.	208,817	2,618,565
Packaging Corp. of America	138,273	9,254,612
Sealed Air Corp.	100,566	4,623,019
Silgan Holdings, Inc.	29,252	1,505,308
Sonoco Products Co.	141,995	7,051,472

Total Containers & Packaging		43,217,548

Distributors - 0.1%
Pool Corp.(a)	23,118	2,173,786

Diversified Consumer Services - 0.6%
Graham Holdings Co. Class B	1,962	960,477
H&R Block, Inc.	287,210	6,605,830
Service Corp. International	152,599	4,126,277

Total Diversified Consumer Services		11,692,584

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	23,822	1,587,022
FactSet Research Systems, Inc.	8,710	1,405,968
Leucadia National Corp.	113,414	1,965,465
MarketAxess Holdings, Inc.(a)	5,839	848,991
Morningstar, Inc.	8,386	685,807
MSCI, Inc.	26,800	2,066,816
Nasdaq, Inc.	61,326	3,965,952
Voya Financial, Inc.	5,349	132,441

Total Diversified Financial Services		12,658,462

Diversified Telecommunication Services - 1.2%
Frontier Communications Corp.(a)	4,489,282	22,177,053

Electric Utilities - 4.6%
Alliant Energy Corp.	355,671	14,120,139
Great Plains Energy, Inc.	261,365	7,945,496
Hawaiian Electric Industries, Inc.	199,206	6,531,965
IDACORP, Inc.	65,089	5,294,990
ITC Holdings Corp.	127,466	5,967,958
OGE Energy Corp.	369,298	12,094,509
Pinnacle West Capital Corp.	188,398	15,271,542
Portland General Electric Co.	123,740	5,459,409
Westar Energy, Inc.	209,249	11,736,776

Total Electric Utilities		84,422,784

Electrical Equipment - 0.5%
Acuity Brands, Inc.	3,863	957,869
EnerSys	23,561	1,401,173
Hubbell, Inc.	56,431	5,951,778
Regal Beloit Corp.	28,744	1,582,357

Total Electrical Equipment		9,893,177

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	85,074	3,446,348
Belden, Inc.	6,662	402,185
CDW Corp.	70,125	2,810,610
Cognex Corp.	27,770	1,196,887
FEI Co.	25,801	2,757,611
FLIR Systems, Inc.	87,385	2,704,566
Ingram Micro, Inc. Class A	79,157	2,753,080
Jabil Circuit, Inc.	103,806	1,917,297
National Instruments Corp.	137,635	3,771,199
SYNNEX Corp.(a)	14,293	1,355,262

Total Electronic Equipment, Instruments & Components		23,115,045

Energy Equipment & Services - 1.1%
Helmerich & Payne, Inc.(a)	241,347	16,201,624
Oceaneering International, Inc.	116,673	3,483,856

Total Energy Equipment & Services		19,685,480

Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	11,430	1,503,159
PriceSmart, Inc.	10,419	974,906
Whole Foods Market, Inc.	226,892	7,265,082

Total Food & Staples Retailing		9,743,147

Food Products - 1.8%
Flowers Foods, Inc.	235,314	4,412,137
Ingredion, Inc.	56,770	7,346,606
Lancaster Colony Corp.(a)	20,670	2,637,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2016

Investments	Shares	Value
McCormick & Co., Inc. Non-Voting Shares	99,837	$10,649,613
Pinnacle Foods, Inc.	119,088	5,512,583
Snyder’s-Lance, Inc.	55,826	1,891,943

Total Food Products		32,450,581

Gas Utilities - 3.5%
AGL Resources, Inc.	160,820	10,609,295
Atmos Energy Corp.	117,394	9,546,480
National Fuel Gas Co.(a)	147,739	8,403,394
New Jersey Resources Corp.	120,994	4,664,319
Piedmont Natural Gas Co., Inc.	76,922	4,624,551
Questar Corp.	332,044	8,423,956
Southwest Gas Corp.	62,298	4,903,475
UGI Corp.	205,415	9,295,029
WGL Holdings, Inc.	64,568	4,570,769

Total Gas Utilities		65,041,268

Health Care Equipment & Supplies - 0.9%
Cantel Medical Corp.	2,967	203,922
Cooper Cos., Inc. (The)	773	132,624
DENTSPLY SIRONA, Inc.	27,770	1,722,851
Hill-Rom Holdings, Inc.	37,333	1,883,450
ResMed, Inc.	126,876	8,022,369
Teleflex, Inc.(a)	18,243	3,234,666
West Pharmaceutical Services, Inc.	23,046	1,748,730

Total Health Care Equipment & Supplies		16,948,612

Health Care Providers & Services - 1.1%
Chemed Corp.	4,142	564,596
HealthSouth Corp.	102,576	3,982,000
Patterson Cos., Inc.	86,212	4,128,693
Quest Diagnostics, Inc.	135,130	11,000,933

Total Health Care Providers & Services		19,676,222

Hotels, Restaurants & Leisure - 4.1%
Aramark	117,451	3,925,212
Brinker International, Inc.	70,433	3,206,815
Choice Hotels International, Inc.(a)	37,800	1,800,036
Churchill Downs, Inc.	6,248	789,497
Cracker Barrel Old Country Store, Inc.(a)	34,712	5,952,067
Darden Restaurants, Inc.	204,148	12,930,734
Domino’s Pizza, Inc.	25,714	3,378,305
Dunkin’ Brands Group, Inc.	95,813	4,179,363
Jack in the Box, Inc.	22,925	1,969,716
Six Flags Entertainment Corp.	177,005	10,257,440
Vail Resorts, Inc.	29,913	4,134,874
Wendy’s Co. (The)	260,606	2,507,030
Wyndham Worldwide Corp.	111,741	7,959,312
Wynn Resorts Ltd.(a)	134,633	12,203,135

Total Hotels, Restaurants & Leisure		75,193,536

Household Durables - 1.3%
CalAtlantic Group, Inc.	21,739	798,039
Harman International Industries, Inc.	45,809	3,290,002
Leggett & Platt, Inc.	168,485	8,611,268
Lennar Corp. Class A	24,559	1,132,170
PulteGroup, Inc.	265,563	5,175,823
Tupperware Brands Corp.	104,147	5,861,393

Total Household Durables		24,868,695

Household Products - 0.2%
Spectrum Brands Holdings, Inc.(a)	34,509	4,117,269

Independent Power & Renewable Electricity Producers - 1.5%
AES Corp.	1,255,091	15,663,535
NRG Energy, Inc.	752,030	11,272,930

Total Independent Power & Renewable Electricity Producers		26,936,465

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	37,106	3,921,362

Insurance - 3.1%
American Financial Group, Inc.	27,705	2,048,231
American National Insurance Co.	17,682	2,000,718
AmTrust Financial Services, Inc.	72,422	1,774,339
Arthur J. Gallagher & Co.	124,621	5,931,960
Assurant, Inc.	32,904	2,839,944
Brown & Brown, Inc.	43,661	1,635,978
Cincinnati Financial Corp.	105,377	7,891,684
CNA Financial Corp.	160,885	5,055,007
CNO Financial Group, Inc.	57,733	1,008,018
Erie Indemnity Co. Class A	26,498	2,632,311
First American Financial Corp.	51,503	2,071,451
FNF Group	62,009	2,325,338
Hanover Insurance Group, Inc. (The)	17,996	1,522,822
Mercury General Corp.	57,793	3,072,276
Old Republic International Corp.	216,336	4,173,121
ProAssurance Corp.	26,358	1,411,471
Reinsurance Group of America, Inc.	22,756	2,207,104
RLI Corp.	11,807	812,085
Torchmark Corp.	23,431	1,448,504
Unum Group	110,009	3,497,186
W.R. Berkley Corp.	22,612	1,354,911

Total Insurance		56,714,459

Internet & Catalog Retail - 0.2%
HSN, Inc.	60,032	2,937,366

Internet Software & Services - 0.1%
j2 Global, Inc.(a)	33,257	2,100,845

IT Services - 2.5%
Booz Allen Hamilton Holding Corp.	109,226	3,237,459
Broadridge Financial Solutions, Inc.	113,163	7,378,228
Computer Sciences Corp.	109,371	5,430,270
DST Systems, Inc.	15,222	1,772,297
Global Payments, Inc.	7,553	539,133
Jack Henry & Associates, Inc.	43,356	3,783,678
Leidos Holdings, Inc.	69,600	3,331,752
MAXIMUS, Inc.	8,406	465,440
Sabre Corp.	151,060	4,046,897
Total System Services, Inc.	57,569	3,057,490
Western Union Co. (The)	716,954	13,751,178

Total IT Services		46,793,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2016

Investments	Shares	Value
Leisure Products - 2.4%
Brunswick Corp.(a)	45,299	$2,052,951
Hasbro, Inc.	140,342	11,787,325
Mattel, Inc.	821,556	25,706,487
Polaris Industries, Inc.	62,387	5,100,761

Total Leisure Products		44,647,524

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.	22,718	2,561,909
PerkinElmer, Inc.	25,999	1,362,867

Total Life Sciences Tools & Services		3,924,776

Machinery - 4.1%
AGCO Corp.	34,262	1,614,768
Allison Transmission Holdings, Inc.(a)	171,389	4,838,311
CLARCOR, Inc.	39,211	2,385,205
Crane Co.	68,066	3,860,704
Donaldson Co., Inc.	138,960	4,774,666
Dover Corp.	176,439	12,230,751
Flowserve Corp.	94,396	4,263,867
Graco, Inc.	40,475	3,197,120
IDEX Corp.(a)	53,445	4,387,835
ITT, Inc.	48,391	1,547,544
Lincoln Electric Holdings, Inc.(a)	71,919	4,248,975
Nordson Corp.	37,575	3,141,646
Oshkosh Corp.	60,598	2,891,131
Snap-on, Inc.(a)	35,539	5,608,765
Timken Co. (The)	124,482	3,816,618
Toro Co. (The)	30,225	2,665,845
Trinity Industries, Inc.	117,657	2,184,891
Wabtec Corp.	18,308	1,285,771
Woodward, Inc.	21,432	1,235,340
Xylem, Inc.	116,939	5,221,326

Total Machinery		75,401,079

Media - 2.0%
Cable One, Inc.	3,257	1,665,662
Cinemark Holdings, Inc.	146,354	5,336,067
Interpublic Group of Cos., Inc. (The)	364,740	8,425,494
News Corp. Class A	240,960	2,734,896
News Corp. Class B	118,898	1,387,540
Scripps Networks Interactive, Inc. Class A	66,144	4,118,787
TEGNA, Inc.	204,608	4,740,767
Tribune Media Co. Class A	117,729	4,612,622
Viacom, Inc. Class A	75,397	3,499,929

Total Media		36,521,764

Metals & Mining - 1.2%
Compass Minerals International, Inc.(a)	47,555	3,528,105
Newmont Mining Corp.	116,037	4,539,367
Reliance Steel & Aluminum Co.	84,500	6,498,050
Steel Dynamics, Inc.(a)	323,965	7,937,143

Total Metals & Mining		22,502,665

Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	1,067,038	25,608,912
CMS Energy Corp.(a)	386,725	17,735,208
MDU Resources Group, Inc.	364,544	8,749,056
NiSource, Inc.	443,068	11,750,163
NorthWestern Corp.	72,839	4,593,956
SCANA Corp.	226,819	17,161,126
TECO Energy, Inc.	324,066	8,957,184
Vectren Corp.	137,127	7,222,479

Total Multi-Utilities		101,778,084

Multiline Retail - 1.1%
Dillard’s, Inc. Class A(a)	5,349	324,149
Kohl’s Corp.	316,801	12,013,094
Nordstrom, Inc.(a)	210,457	8,007,889

Total Multiline Retail		20,345,132

Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	86,633	2,229,933
Columbia Pipeline Group, Inc.	345,660	8,810,873
CVR Energy, Inc.(a)	175,767	2,724,389
EQT Corp.	15,106	1,169,658
HollyFrontier Corp.	232,426	5,524,766
Murphy Oil Corp.(a)	446,176	14,166,088
ONEOK, Inc.	1,059,414	50,269,194
PBF Energy, Inc. Class A	136,036	3,234,936
Range Resources Corp.(a)	50,177	2,164,636
Western Refining, Inc.(a)	153,000	3,156,390
World Fuel Services Corp.	18,025	856,007

Total Oil, Gas & Consumable Fuels		94,306,870

Personal Products - 0.3%
Edgewell Personal Care Co.*	67,564	5,703,077

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	26,746	3,258,732
ManpowerGroup, Inc.	59,649	3,837,817
Robert Half International, Inc.	94,768	3,616,347

Total Professional Services		10,712,896

Real Estate Investment Trusts (REITs) - 16.5%
Alexandria Real Estate Equities, Inc.	52,062	5,389,458
American Campus Communities, Inc.(a)	97,146	5,136,109
American Homes 4 Rent Class A	54,130	1,108,582
Apartment Investment & Management Co. Class A	103,313	4,562,302
Apple Hospitality REIT, Inc.(a)	222,546	4,186,090
Brixmor Property Group, Inc.	246,891	6,532,736
Camden Property Trust(a)	67,171	5,939,260
Columbia Property Trust, Inc.	130,725	2,797,515
Communications Sales & Leasing, Inc.(a)	398,349	11,512,286
Corrections Corp. of America	208,468	7,300,549
CubeSmart	76,122	2,350,647
DCT Industrial Trust, Inc.	58,461	2,808,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2016

Investments	Shares	Value
DDR Corp.	317,905	$5,766,797
Digital Realty Trust, Inc.	146,836	16,003,656
Douglas Emmett, Inc.	85,202	3,026,375
Duke Realty Corp.	250,518	6,678,810
EPR Properties	80,796	6,518,621
Equity LifeStyle Properties, Inc.	41,388	3,313,109
Equity One, Inc.(a)	90,605	2,915,669
Extra Space Storage, Inc.	70,662	6,539,062
Federal Realty Investment Trust	37,947	6,282,126
Gaming and Leisure Properties, Inc.	192,028	6,621,125
Healthcare Realty Trust, Inc.	92,206	3,226,288
Healthcare Trust of America, Inc. Class A	118,641	3,836,850
Highwoods Properties, Inc.	80,702	4,261,066
Hospitality Properties Trust	238,935	6,881,328
Hudson Pacific Properties, Inc.	33,966	991,128
Iron Mountain, Inc.	316,256	12,596,477
Kilroy Realty Corp.(a)	41,626	2,759,388
Lamar Advertising Co. Class A	81,295	5,389,859
LaSalle Hotel Properties	159,952	3,771,668
Liberty Property Trust(a)	181,232	7,198,535
Medical Properties Trust, Inc.	382,454	5,817,125
Mid-America Apartment Communities, Inc.	54,321	5,779,754
National Retail Properties, Inc.	130,192	6,733,530
NorthStar Realty Finance Corp.	515,360	5,890,565
Omega Healthcare Investors, Inc.	259,927	8,824,522
Outfront Media, Inc.	182,502	4,411,073
Paramount Group, Inc.	92,441	1,473,510
Piedmont Office Realty Trust, Inc. Class A	135,209	2,912,402
Post Properties, Inc.	34,374	2,098,533
Rayonier, Inc.	111,874	2,935,574
Regency Centers Corp.	57,970	4,853,828
Retail Properties of America, Inc. Class A	224,626	3,796,179
RLJ Lodging Trust	154,046	3,304,287
Ryman Hospitality Properties, Inc.	59,351	3,006,128
Senior Housing Properties Trust	547,320	11,400,676
Sovran Self Storage, Inc.	25,292	2,653,637
Spirit Realty Capital, Inc.	613,494	7,834,318
STORE Capital Corp.	125,261	3,688,936
Sun Communities, Inc.	45,836	3,512,871
Sunstone Hotel Investors, Inc.(a)	61,934	747,543
Tanger Factory Outlet Centers, Inc.	69,799	2,804,524
Taubman Centers, Inc.	38,680	2,870,056
UDR, Inc.	167,517	6,184,728
VEREIT, Inc.	1,270,567	12,883,549
W.P. Carey, Inc.(a)	139,402	9,677,287
Weingarten Realty Investors	105,740	4,316,307

Total Real Estate Investment Trusts (REITs)		304,613,379

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	3,217	313,497
Kennedy-Wilson Holdings, Inc.(a)	47,829	906,838

Total Real Estate Management & Development		1,220,335

Road & Rail - 0.9%
JB Hunt Transport Services, Inc.	54,363	4,399,598
Kansas City Southern	80,850	7,283,776
Landstar System, Inc.(a)	9,438	648,013
Ryder System, Inc.	64,392	3,936,927

Total Road & Rail		16,268,314

Semiconductors & Semiconductor Equipment - 1.8%
KLA-Tencor Corp.(a)	199,924	14,644,433
Microchip Technology, Inc.	280,846	14,255,743
Monolithic Power Systems, Inc.(a)	20,362	1,391,132
Teradyne, Inc.	100,365	1,976,187

Total Semiconductors & Semiconductor Equipment		32,267,495

Software - 0.4%
Blackbaud, Inc.	15,213	1,032,963
CDK Global, Inc.	77,434	4,296,813
Fair Isaac Corp.(a)	1,088	122,955
SS&C Technologies Holdings, Inc.	59,492	1,670,535

Total Software		7,123,266

Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	262,514	4,181,848
CST Brands, Inc.	19,269	830,109
Dick’s Sporting Goods, Inc.	55,865	2,517,277
Foot Locker, Inc.	88,029	4,829,271
GameStop Corp. Class A(a)	212,233	5,641,153
Lithia Motors, Inc. Class A	6,279	446,249
Penske Automotive Group, Inc.	83,955	2,641,224
Staples, Inc.	1,360,768	11,729,820
Tiffany & Co.	114,241	6,927,574
Williams-Sonoma, Inc.(a)	87,400	4,556,162

Total Specialty Retail		44,300,687

Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	306,001	7,524,565

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	21,632	2,303,159
Coach, Inc.	515,681	21,008,844
Columbia Sportswear Co.	44,806	2,578,137
PVH Corp.	6,301	593,743
Ralph Lauren Corp.	43,227	3,874,004

Total Textiles, Apparel & Luxury Goods		30,357,887

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	618,921	9,277,626
Radian Group, Inc.	3,577	37,272
TFS Financial Corp.	130,051	2,239,478

Total Thrifts & Mortgage Finance		11,554,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2016

Investments	Shares	Value
Tobacco - 0.4%
Vector Group Ltd.(a)	338,974	$7,599,797

Trading Companies & Distributors - 0.5%
Air Lease Corp.(a)	24,985	669,099
MSC Industrial Direct Co., Inc. Class A	58,604	4,135,098
Watsco, Inc.	29,393	4,135,301

Total Trading Companies & Distributors		8,939,498

Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	227,013	16,810,313

Water Utilities - 1.2%
American Water Works Co., Inc.	180,005	15,212,223
Aqua America, Inc.	181,429	6,469,758

Total Water Utilities		21,681,981

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	89,643	2,658,811

TOTAL COMMON STOCKS (Cost: $1,667,207,571)		1,866,782,929

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree LargeCap Dividend Fund(a)(b) (Cost: $2,543,082)	34,216	2,592,204

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $58,032,284)(d)	58,032,284	58,032,284

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $1,727,782,937)		1,927,407,417
Liabilities in Excess of Cash and Other Assets - (4.6)%		(84,529,446)

NET ASSETS - 100.0%		$1,842,877,971

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $69,614,122 and the total market value of the collateral held by the Fund was $71,492,121. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,459,837.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 100.3%

United States - 100.3%
Aerospace & Defense - 2.1%
B/E Aerospace, Inc.	26,708	$1,233,242
BWX Technologies, Inc.	12,012	429,669
Curtiss-Wright Corp.	16,780	1,413,715
Esterline Technologies Corp.*	10,233	634,855
Hexcel Corp.	35,968	1,497,707
Huntington Ingalls Industries, Inc.	25,354	4,260,233
Moog, Inc. Class A*	14,856	801,036
Orbital ATK, Inc.	16,369	1,393,657
Teledyne Technologies, Inc.*	14,779	1,463,860
Triumph Group, Inc.	23,850	846,675

Total Aerospace & Defense		13,974,649

Airlines - 0.7%
Allegiant Travel Co.	6,663	1,009,445
Hawaiian Holdings, Inc.*	27,768	1,054,073
Spirit Airlines, Inc.*	48,809	2,190,060

Total Airlines		4,253,578

Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc.*	70,470	1,020,406
Cooper Tire & Rubber Co.	34,251	1,021,365
Dana Holding Corp.	216,715	2,288,510
Gentex Corp.	129,369	1,998,751
Gentherm, Inc.*	12,863	440,558
Tenneco, Inc.*	31,602	1,472,969
Visteon Corp.	2,352	154,785

Total Auto Components		8,397,344

Automobiles - 0.2%
Thor Industries, Inc.	24,201	1,566,773

Banks - 7.5%
Associated Banc-Corp.	52,345	897,717
BancorpSouth, Inc.	32,221	731,094
Bank of Hawaii Corp.	14,424	992,371
Bank of the Ozarks, Inc.	17,709	664,442
BankUnited, Inc.	35,487	1,090,161
Banner Corp.	6,294	267,747
BOK Financial Corp.(a)	25,829	1,619,478
Cathay General Bancorp	27,936	787,795
Columbia Banking System, Inc.	15,594	437,568
Commerce Bancshares, Inc.	33,067	1,583,909
Community Bank System, Inc.	12,805	526,157
Cullen/Frost Bankers, Inc.	24,866	1,584,710
CVB Financial Corp.	31,728	520,022
East West Bancorp, Inc.	51,499	1,760,236
First Citizens BancShares, Inc. Class A	4,837	1,252,348
First Financial Bankshares, Inc.(a)	17,897	586,843
First Horizon National Corp.	75,138	1,035,402
First Niagara Financial Group, Inc.	113,751	1,107,935
FirstMerit Corp.	69,762	1,414,076
FNB Corp.	64,049	803,174
Fulton Financial Corp.	63,143	852,430
Glacier Bancorp, Inc.	24,780	658,652
Hancock Holding Co.	32,130	838,914
Hilltop Holdings, Inc.*	61,805	1,297,287
Home BancShares, Inc.	36,578	723,879
Iberiabank Corp.	13,434	802,413
International Bancshares Corp.	31,007	808,973
Investors Bancorp, Inc.	81,067	898,222
MB Financial, Inc.	24,218	878,629
PacWest Bancorp	37,218	1,480,532
People’s United Financial, Inc.	87,562	1,283,659
Pinnacle Financial Partners, Inc.	9,411	459,727
Popular, Inc.	158,072	4,631,509
PrivateBancorp, Inc.	22,657	997,588
Prosperity Bancshares, Inc.	33,154	1,690,522
Simmons First National Corp. Class A	6,565	303,204
South State Corp.	7,375	501,869
Sterling Bancorp	17,754	278,738
Synovus Financial Corp.	37,635	1,091,039
TCF Financial Corp.	59,343	750,689
Texas Capital Bancshares, Inc.*	15,468	723,284
UMB Financial Corp.	14,962	796,128
Umpqua Holdings Corp.	73,778	1,141,346
United Bankshares, Inc.	20,720	777,207
Valley National Bancorp	59,303	540,843
Webster Financial Corp.	28,818	978,371
Western Alliance Bancorp*	26,815	875,510
Wintrust Financial Corp.	17,388	886,788
Zions Bancorp	45,175	1,135,248

Total Banks		48,746,385

Beverages - 0.2%
Boston Beer Co., Inc. (The) Class A*	3,166	541,481
National Beverage Corp.*	7,708	484,139

Total Beverages		1,025,620

Biotechnology - 0.4%
Insys Therapeutics, Inc.*(a)	11,339	146,727
Ligand Pharmaceuticals, Inc.*(a)	17,257	2,058,242
Myriad Genetics, Inc.*	14,309	437,855

Total Biotechnology		2,642,824

Building Products - 1.2%
A.O. Smith Corp.	23,760	2,093,494
Armstrong Flooring, Inc.*	5,123	86,835
Armstrong World Industries, Inc.*(a)	10,247	401,170
Lennox International, Inc.	11,581	1,651,451
Owens Corning	35,872	1,848,125
Simpson Manufacturing Co., Inc.	13,039	521,169
USG Corp.*	35,511	957,376

Total Building Products		7,559,620

Capital Markets - 1.2%
BGC Partners, Inc. Class A	37,601	327,505
Eaton Vance Corp.	41,868	1,479,615
Evercore Partners, Inc. Class A	5,333	235,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
Federated Investors, Inc. Class B	30,324	$872,725
Financial Engines, Inc.	5,334	137,991
Interactive Brokers Group, Inc. Class A	4,910	173,814
Janus Capital Group, Inc.	61,668	858,418
Legg Mason, Inc.	43,542	1,284,054
LPL Financial Holdings, Inc.(a)	25,065	564,714
NorthStar Asset Management Group, Inc.	61,228	625,138
Stifel Financial Corp.*	16,362	514,585
Waddell & Reed Financial, Inc. Class A	45,024	775,313

Total Capital Markets		7,849,537

Chemicals - 2.2%
Albemarle Corp.	25,387	2,013,443
Balchem Corp.	6,597	393,511
Chemtura Corp.*	108,847	2,871,384
FMC Corp.	12,298	569,520
H.B. Fuller Co.	12,718	559,465
Huntsman Corp.	35,561	478,296
Minerals Technologies, Inc.	14,016	796,109
NewMarket Corp.	4,209	1,744,125
PolyOne Corp.	29,438	1,037,395
RPM International, Inc.	32,978	1,647,251
Scotts Miracle-Gro Co. (The) Class A	16,218	1,133,800
Sensient Technologies Corp.	12,474	886,153

Total Chemicals		14,130,452

Commercial Services & Supplies - 2.4%
Clean Harbors, Inc.*(a)	17,350	904,108
Copart, Inc.*	39,035	1,913,105
Deluxe Corp.	26,373	1,750,376
Healthcare Services Group, Inc.	12,107	500,988
Herman Miller, Inc.	41,578	1,242,766
HNI Corp.	16,016	744,584
KAR Auction Services, Inc.	38,893	1,623,394
Matthews International Corp. Class A	6,346	353,091
MSA Safety, Inc.	12,389	650,794
Pitney Bowes, Inc.	111,625	1,986,925
R.R. Donnelley & Sons Co.	66,612	1,127,075
Rollins, Inc.	38,277	1,120,368
Steelcase, Inc. Class A	27,405	371,886
West Corp.	54,013	1,061,896

Total Commercial Services & Supplies		15,351,356

Communications Equipment - 1.2%
Arista Networks, Inc.*(a)	10,845	698,201
Brocade Communications Systems, Inc.	264,964	2,432,369
CommScope Holding Co., Inc.*	11,335	351,725
EchoStar Corp. Class A*	27,584	1,095,085
Infinera Corp.*	15,305	172,640
InterDigital, Inc.	13,948	776,625
NetScout Systems, Inc.*	7,864	174,974
Plantronics, Inc.	13,102	576,488
Polycom, Inc.*	39,888	448,740
Ubiquiti Networks, Inc.*(a)	29,969	1,158,602
ViaSat, Inc.*	2,482	177,215

Total Communications Equipment		8,062,664

Construction & Engineering - 1.1%
Dycom Industries, Inc.*	7,038	631,731
EMCOR Group, Inc.	23,280	1,146,773
Jacobs Engineering Group, Inc.*	57,646	2,871,347
Quanta Services, Inc.*	65,245	1,508,465
Valmont Industries, Inc.	7,608	1,029,134

Total Construction & Engineering		7,187,450

Construction Materials - 0.2%
Eagle Materials, Inc.	18,347	1,415,471

Consumer Finance - 1.8%
Credit Acceptance Corp.*(a)	7,760	1,436,221
Navient Corp.	437,931	5,233,275
PRA Group, Inc.*	25,656	619,336
Santander Consumer USA Holdings, Inc.*	358,974	3,708,201
SLM Corp.*	157,472	973,177

Total Consumer Finance		11,970,210

Containers & Packaging - 1.7%
AptarGroup, Inc.	18,607	1,472,372
Avery Dennison Corp.	31,728	2,371,668
Bemis Co., Inc.	36,179	1,862,857
Berry Plastics Group, Inc.*	16,082	624,785
Graphic Packaging Holding Co.	116,006	1,454,715
Owens-Illinois, Inc.*	27,692	498,733
Silgan Holdings, Inc.	19,102	982,989
Sonoco Products Co.	34,591	1,717,789

Total Containers & Packaging		10,985,908

Distributors - 0.2%
Core-Mark Holding Co., Inc.	7,808	365,883
Pool Corp.	10,471	984,588

Total Distributors		1,350,471

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.*	9,151	606,803
Graham Holdings Co. Class B	1,481	725,009
Grand Canyon Education, Inc.*(a)	22,443	895,924
Service Corp. International	32,691	883,965
ServiceMaster Global Holdings, Inc.*	29,822	1,186,916
Sotheby’s(a)	32,713	896,336

Total Diversified Consumer Services		5,194,953

Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	17,297	1,152,326
MarketAxess Holdings, Inc.	4,772	693,849
Morningstar, Inc.	8,839	722,853

Total Diversified Financial Services		2,569,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
Diversified Telecommunication Services - 0.1%
Globalstar, Inc.*(a)	741,086	$896,714

Electric Utilities - 2.5%
ALLETE, Inc.	22,158	1,432,071
Great Plains Energy, Inc.	63,632	1,934,413
Hawaiian Electric Industries, Inc.	35,568	1,166,275
IDACORP, Inc.	19,646	1,598,202
ITC Holdings Corp.	44,989	2,106,385
OGE Energy Corp.	80,629	2,640,600
PNM Resources, Inc.	30,241	1,071,741
Portland General Electric Co.	32,470	1,432,576
Westar Energy, Inc.	55,085	3,089,718

Total Electric Utilities		16,471,981

Electrical Equipment - 0.8%
EnerSys	22,483	1,337,064
Generac Holdings, Inc.*	25,651	896,759
Hubbell, Inc.	20,980	2,212,760
Regal Beloit Corp.	17,895	985,120

Total Electrical Equipment		5,431,703

Electronic Equipment, Instruments & Components - 4.7%
Anixter International, Inc.*	14,616	778,741
Arrow Electronics, Inc.*	55,418	3,430,374
Avnet, Inc.	87,465	3,543,207
AVX Corp.	115,335	1,566,249
Belden, Inc.	4,774	288,206
Cognex Corp.	21,469	925,314
Dolby Laboratories, Inc. Class A	37,091	1,774,804
FEI Co.	10,270	1,097,658
FLIR Systems, Inc.	57,163	1,769,195
Ingram Micro, Inc. Class A	41,356	1,438,362
IPG Photonics Corp.*	18,339	1,467,120
Jabil Circuit, Inc.	84,120	1,553,696
Keysight Technologies, Inc.*	77,204	2,245,864
Littelfuse, Inc.	4,934	583,149
National Instruments Corp.	24,264	664,834
OSI Systems, Inc.*	5,087	295,707
Sanmina Corp.*	123,875	3,321,089
SYNNEX Corp.	15,028	1,424,955
Tech Data Corp.*	20,870	1,499,510
Trimble Navigation Ltd.*	36,672	893,330
Universal Display Corp.*	1,127	76,411
VeriFone Systems, Inc.*	18,426	341,618

Total Electronic Equipment, Instruments & Components		30,979,393

Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc.(a)	23,475	571,147
Dril-Quip, Inc.*	23,436	1,369,366
Helmerich & Payne, Inc.(a)	54,233	3,640,661
Oceaneering International, Inc.	54,723	1,634,029
RPC, Inc.*(a)	9,723	150,998

Total Energy Equipment & Services		7,366,201

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	10,338	1,359,550
PriceSmart, Inc.	7,008	655,739
Sprouts Farmers Market, Inc.*	31,824	728,770
SUPERVALU, Inc.*	181,045	854,532
United Natural Foods, Inc.*	22,906	1,072,001

Total Food & Staples Retailing		4,670,592

Food Products - 2.6%
B&G Foods, Inc.	13,476	649,543
Cal-Maine Foods, Inc.(a)	40,000	1,772,800
Darling Ingredients, Inc.*	44,281	659,787
Flowers Foods, Inc.	56,726	1,063,613
Hain Celestial Group, Inc. (The)*	31,732	1,578,667
J&J Snack Foods Corp.	4,297	512,503
Lancaster Colony Corp.	6,625	845,416
Pilgrim’s Pride Corp.(a)	236,138	6,016,796
Pinnacle Foods, Inc.	27,208	1,259,459
Seaboard Corp.*	416	1,194,186
Snyder’s-Lance, Inc.	12,179	412,746
TreeHouse Foods, Inc.*	9,138	938,016

Total Food Products		16,903,532

Gas Utilities - 2.1%
Atmos Energy Corp.	35,771	2,908,898
New Jersey Resources Corp.	37,314	1,438,455
ONE Gas, Inc.	16,834	1,120,976
Piedmont Natural Gas Co., Inc.	16,473	990,357
Questar Corp.	82,298	2,087,900
Southwest Gas Corp.	18,141	1,427,878
UGI Corp.	59,733	2,702,918
WGL Holdings, Inc.	16,506	1,168,460

Total Gas Utilities		13,845,842

Health Care Equipment & Supplies - 1.3%
ABIOMED, Inc.*	10,433	1,140,223
Align Technology, Inc.*	13,944	1,123,189
Cantel Medical Corp.	5,407	371,623
Globus Medical, Inc. Class A*	26,646	634,974
Hill-Rom Holdings, Inc.	6,994	352,847
ICU Medical, Inc.*	3,026	341,182
Integer Holdings Corp.*	3,343	103,399
Integra LifeSciences Holdings Corp.*	897	71,563
Masimo Corp.*	13,412	704,331
Neogen Corp.*	4,201	236,306
NuVasive, Inc.*	5,473	326,848
Nuvectra Corp.*	1,113	8,236
Teleflex, Inc.	10,249	1,817,250
West Pharmaceutical Services, Inc.	13,834	1,049,724

Total Health Care Equipment & Supplies		8,281,695

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc.*	10,694	592,448
Amsurg Corp.*	10,006	775,865
Chemed Corp.	4,921	670,781
Community Health Systems, Inc.*	102,327	1,233,040
Diplomat Pharmacy, Inc.*(a)	3,778	132,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
Envision Healthcare Holdings, Inc.*	41,078	$1,042,149
HealthEquity, Inc.*	2,875	87,357
HealthSouth Corp.	34,674	1,346,045
LifePoint Health, Inc.*	14,631	956,428
Molina Healthcare, Inc.*	17,064	851,494
Owens & Minor, Inc.	16,060	600,323
Patterson Cos., Inc.	29,873	1,430,618
Quorum Health Corp.*	25,252	270,449
Team Health Holdings, Inc.*	14,813	602,445
Tenet Healthcare Corp.*	15,836	437,707
VCA, Inc.*	21,105	1,426,909
WellCare Health Plans, Inc.*	10,734	1,151,543

Total Health Care Providers & Services		13,607,831

Health Care Technology - 0.1%
Medidata Solutions, Inc.*	1,687	79,070
Veeva Systems, Inc. Class A*	13,075	446,119

Total Health Care Technology		525,189

Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands, Inc.	54,356	971,342
Boyd Gaming Corp.*	17,748	326,563
Brinker International, Inc.	29,516	1,343,864
Buffalo Wild Wings, Inc.*	3,836	533,012
Cheesecake Factory, Inc. (The)	16,938	815,395
Choice Hotels International, Inc.	16,792	799,635
Churchill Downs, Inc.	2,000	252,720
Cracker Barrel Old Country Store, Inc.(a)	8,902	1,526,426
Diamond Resorts International, Inc.*(a)	29,854	894,426
Domino’s Pizza, Inc.	11,043	1,450,829
Dunkin’ Brands Group, Inc.	26,418	1,152,353
Jack in the Box, Inc.	9,986	857,997
La Quinta Holdings, Inc.*	4,212	48,017
Marriott Vacations Worldwide Corp.	12,936	885,987
Panera Bread Co. Class A*	5,637	1,194,706
Papa John’s International, Inc.	9,490	645,320
Pinnacle Entertainment, Inc.*	15,758	174,599
Six Flags Entertainment Corp.	15,473	896,660
Texas Roadhouse, Inc.	18,112	825,907
Vail Resorts, Inc.	5,388	744,783
Wendy’s Co. (The)	31,684	304,800
Wynn Resorts Ltd.(a)	20,853	1,890,116

Total Hotels, Restaurants & Leisure		18,535,457

Household Durables - 1.1%
CalAtlantic Group, Inc.	27,135	996,126
GoPro, Inc. Class A*(a)	68,422	739,642
Leggett & Platt, Inc.	47,601	2,432,887
Tempur Sealy International, Inc.*(a)	13,089	724,084
TRI Pointe Group, Inc.*	86,820	1,026,212
Tupperware Brands Corp.	25,254	1,421,295

Total Household Durables		7,340,246

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	12,177	1,452,838

Independent Power & Renewable Electricity Producers - 0.8%
Calpine Corp.*	267,677	3,948,236
Dynegy, Inc.*	30,838	531,647
Ormat Technologies, Inc.	20,706	906,094

Total Independent Power & Renewable Electricity Producers		5,385,977

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	22,145	2,340,284

Insurance - 3.5%
American Equity Investment Life Holding Co.	49,144	700,302
American National Insurance Co.	11,376	1,287,194
AmTrust Financial Services, Inc.	97,557	2,390,147
Assurant, Inc.	7,337	633,256
Brown & Brown, Inc.	41,563	1,557,366
CNO Financial Group, Inc.	64,378	1,124,040
Erie Indemnity Co. Class A	5,106	507,230
First American Financial Corp.	44,082	1,772,978
Hanover Insurance Group, Inc. (The)	21,225	1,796,060
Kemper Corp.	15,582	482,730
Mercury General Corp.	11,741	624,152
National General Holdings Corp.	37,543	804,171
Old Republic International Corp.	110,229	2,126,317
Primerica, Inc.(a)	21,209	1,214,003
ProAssurance Corp.	15,636	837,308
Reinsurance Group of America, Inc.	36,109	3,502,212
RLI Corp.	11,909	819,101
Selective Insurance Group, Inc.	25,459	972,788

Total Insurance		23,151,355

Internet & Catalog Retail - 0.2%
HSN, Inc.	23,765	1,162,821

Internet Software & Services - 0.5%
GrubHub, Inc.*(a)	10,985	341,304
IAC/InterActiveCorp	22,533	1,268,608
j2 Global, Inc.	11,276	712,305
LogMeIn, Inc.*	1,069	67,807
Rackspace Hosting, Inc.*	35,184	733,938
Yelp, Inc.*	4,659	141,447

Total Internet Software & Services		3,265,409

IT Services - 2.7%
Blackhawk Network Holdings, Inc.*	5,832	195,314
Booz Allen Hamilton Holding Corp.	50,137	1,486,061
CACI International, Inc. Class A*	9,219	833,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
Computer Sciences Corp.	60,224	$2,990,121
Convergys Corp.	50,296	1,257,400
CoreLogic, Inc.*	20,401	785,030
DST Systems, Inc.	15,982	1,860,784
EPAM Systems, Inc.*	6,382	410,426
Euronet Worldwide, Inc.*	8,893	615,307
Leidos Holdings, Inc.	16,488	789,280
MAXIMUS, Inc.	19,456	1,077,279
Science Applications International Corp.	18,491	1,078,950
Syntel, Inc.*	35,739	1,617,547
Teradata Corp.*	70,966	1,779,118
WEX, Inc.*	10,164	901,242

Total IT Services		17,677,349

Leisure Products - 0.3%
Brunswick Corp.	37,139	1,683,139
Vista Outdoor, Inc.*	11,250	536,963

Total Leisure Products		2,220,102

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A*	5,501	786,753
Bio-Techne Corp.	7,545	850,850
Bruker Corp.	21,131	480,519
Charles River Laboratories International, Inc.*	12,062	994,391
INC Research Holdings, Inc. Class A*	5,794	220,925
PAREXEL International Corp.*	13,910	874,661
PerkinElmer, Inc.	27,792	1,456,857
PRA Health Sciences, Inc.*	4,802	200,531
VWR Corp.*	38,473	1,111,870

Total Life Sciences Tools & Services		6,977,357

Machinery - 6.2%
AGCO Corp.	39,423	1,858,006
Allison Transmission Holdings, Inc.	58,790	1,659,642
Barnes Group, Inc.	25,219	835,253
CLARCOR, Inc.	20,797	1,265,081
Colfax Corp.*	58,063	1,536,347
Crane Co.	29,963	1,699,501
Donaldson Co., Inc.	51,441	1,767,513
Flowserve Corp.	60,177	2,718,195
Graco, Inc.	23,861	1,884,780
Hillenbrand, Inc.	25,927	778,847
IDEX Corp.	24,903	2,044,536
ITT, Inc.	56,921	1,820,334
Kennametal, Inc.	13,231	292,537
Lincoln Electric Holdings, Inc.	19,197	1,134,159
Manitowoc Co., Inc. (The)(a)	25,997	141,684
Manitowoc Foodservice, Inc.*	25,997	458,067
Middleby Corp. (The)*	12,529	1,443,967
Mueller Industries, Inc.	18,652	594,626
Nordson Corp.	25,433	2,126,453
Oshkosh Corp.	40,973	1,954,822
Proto Labs, Inc.*(a)	4,768	274,446
Rexnord Corp.*	31,139	611,259
Terex Corp.	77,867	1,581,479
Timken Co. (The)	56,742	1,739,710
Toro Co. (The)	17,003	1,499,665
Trinity Industries, Inc.	192,081	3,566,944
WABCO Holdings, Inc.*	16,856	1,543,504
Woodward, Inc.	24,513	1,412,929

Total Machinery		40,244,286

Marine - 0.4%
Kirby Corp.*	29,497	1,840,318
Matson, Inc.	16,690	538,920

Total Marine		2,379,238

Media - 4.4%
AMC Networks, Inc. Class A*	30,961	1,870,664
Cable One, Inc.	1,377	704,211
Cinemark Holdings, Inc.	42,039	1,532,742
Discovery Communications, Inc. Class A*	175,220	4,420,800
Gannett Co., Inc.	73,365	1,013,171
John Wiley & Sons, Inc. Class A	26,660	1,391,119
Meredith Corp.	17,434	904,999
New York Times Co. (The) Class A	32,176	389,330
Nexstar Broadcasting Group, Inc. Class A(a)	9,937	472,802
Regal Entertainment Group Class A(a)	53,043	1,169,068
Scripps Networks Interactive, Inc. Class A	71,279	4,438,543
Sinclair Broadcast Group, Inc. Class A	38,278	1,142,981
Starz Class A*	58,422	1,747,986
TEGNA, Inc.	236,988	5,491,012
Time, Inc.	81,554	1,342,379
Tribune Media Co. Class A	16,537	647,920

Total Media		28,679,727

Metals & Mining - 1.0%
Carpenter Technology Corp.	12,237	402,964
Compass Minerals International, Inc.	15,434	1,145,048
Reliance Steel & Aluminum Co.	38,562	2,965,418
Steel Dynamics, Inc.	30,972	758,814
Worthington Industries, Inc.	22,349	945,363

Total Metals & Mining		6,217,607

Multi-Utilities - 1.5%
Avista Corp.	23,719	1,062,611
Black Hills Corp.	4,263	268,740
MDU Resources Group, Inc.	74,543	1,789,032
NiSource, Inc.	86,085	2,282,974
NorthWestern Corp.	18,222	1,149,262
TECO Energy, Inc.	56,337	1,557,155
Vectren Corp.	30,153	1,588,158

Total Multi-Utilities		9,697,932

Multiline Retail - 0.5%
Big Lots, Inc.	24,945	1,249,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
Dillard’s, Inc. Class A(a)	30,504	$1,848,542

Total Multiline Retail		3,098,536

Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp.*(a)	475,884	12,363,466
Columbia Pipeline Group, Inc.	93,220	2,376,178
CVR Energy, Inc.(a)	22,687	351,649
Delek U.S. Holdings, Inc.	24,006	317,119
Memorial Resource Development Corp.*	116,387	1,848,226
ONEOK, Inc.	109,007	5,172,382
Parsley Energy, Inc. Class A*	2,691	72,819
PDC Energy, Inc.*	1,363	78,522
Rice Energy, Inc.*	69,230	1,525,829
RSP Permian, Inc.*	24,469	853,723
SM Energy Co.	40,550	1,094,850
Targa Resources Corp.	13,656	575,464
Western Refining, Inc.(a)	90,435	1,865,674
World Fuel Services Corp.	32,833	1,559,239
WPX Energy, Inc.*	122,395	1,139,498

Total Oil, Gas & Consumable Fuels		31,194,638

Paper & Forest Products - 0.1%
KapStone Paper and Packaging Corp.	37,580	488,916

Personal Products - 0.5%
Coty, Inc. Class A(a)	86,785	2,255,542
Nu Skin Enterprises, Inc. Class A	27,426	1,266,807

Total Personal Products		3,522,349

Pharmaceuticals - 0.4%
Akorn, Inc.*	5,357	152,594
Catalent, Inc.*	63,199	1,452,945
Impax Laboratories, Inc.*	4,619	133,120
Pacira Pharmaceuticals, Inc.*(a)	1,002	33,797
Prestige Brands Holdings, Inc.*	13,608	753,883

Total Pharmaceuticals		2,526,339

Professional Services - 0.5%
CEB, Inc.	10,998	678,357
Dun & Bradstreet Corp. (The)	14,981	1,825,285
Korn/Ferry International	18,211	376,968
On Assignment, Inc.*	11,492	424,629

Total Professional Services		3,305,239

Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust	11,087	393,810
Alexander’s, Inc.	1,042	426,418
American Assets Trust, Inc.	5,616	238,343
American Campus Communities, Inc.	16,583	876,743
Apartment Investment & Management Co. Class A	30,137	1,330,850
Apple Hospitality REIT, Inc.(a)	45,694	859,504
Brandywine Realty Trust	10,363	174,098
CBL & Associates Properties, Inc.	67,100	624,701
Columbia Property Trust, Inc.	21,273	455,242
Communications Sales & Leasing, Inc.	7,406	214,033
CoreSite Realty Corp.	2,266	200,972
Corporate Office Properties Trust	27,785	821,602
Corrections Corp. of America	45,360	1,588,507
Cousins Properties, Inc.	56,317	585,697
CubeSmart	7,241	223,602
DCT Industrial Trust, Inc.	12,828	616,257
DiamondRock Hospitality Co.	64,954	586,535
Douglas Emmett, Inc.	10,413	369,870
DuPont Fabros Technology, Inc.	12,720	604,709
EastGroup Properties, Inc.	5,103	351,699
Education Realty Trust, Inc.	4,440	204,862
Empire State Realty Trust, Inc. Class A	9,730	184,773
EPR Properties	16,934	1,366,235
Equity LifeStyle Properties, Inc.	11,209	897,280
Equity One, Inc.	12,755	410,456
First Industrial Realty Trust, Inc.	9,903	275,502
Gaming and Leisure Properties, Inc.	42,554	1,467,262
Geo Group, Inc. (The)	26,431	903,412
Gramercy Property Trust	9,622	88,715
Healthcare Realty Trust, Inc.	10,220	357,598
Healthcare Trust of America, Inc. Class A	9,512	307,618
Highwoods Properties, Inc.	12,613	665,966
Hospitality Properties Trust	46,697	1,344,874
Iron Mountain, Inc.	26,722	1,064,337
Kilroy Realty Corp.	18,199	1,206,412
Kite Realty Group Trust	2,980	83,529
Lamar Advertising Co. Class A	37,839	2,508,726
LaSalle Hotel Properties	26,371	621,828
Lexington Realty Trust	49,901	504,499
Liberty Property Trust	41,756	1,658,548
Medical Properties Trust, Inc.	46,037	700,223
National Health Investors, Inc.	11,380	854,524
National Retail Properties, Inc.	25,395	1,313,429
Omega Healthcare Investors, Inc.	36,636	1,243,792
Outfront Media, Inc.	18,488	446,855
Paramount Group, Inc.	14,107	224,866
Parkway Properties, Inc.	35,799	598,917
Pebblebrook Hotel Trust	11,979	314,449
Piedmont Office Realty Trust, Inc. Class A	16,748	360,752
Post Properties, Inc.	7,176	438,095
PS Business Parks, Inc.	8,810	934,565
QTS Realty Trust, Inc. Class A	2,860	160,103
Rayonier, Inc.	12,373	324,668
Regency Centers Corp.	15,661	1,311,296
Retail Opportunity Investments Corp.	7,071	153,229
Retail Properties of America, Inc. Class A	53,056	896,646
RLJ Lodging Trust	43,925	942,191
Ryman Hospitality Properties, Inc.	14,437	731,234
Select Income REIT	25,784	670,126
Senior Housing Properties Trust	65,227	1,358,678
Sovran Self Storage, Inc.	5,924	621,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
Spirit Realty Capital, Inc.	77,094	$984,490
STORE Capital Corp.	18,496	544,707
Sun Communities, Inc.	2,643	202,560
Sunstone Hotel Investors, Inc.(a)	40,263	485,974
Tanger Factory Outlet Centers, Inc.	18,102	727,338
Urban Edge Properties	10,005	298,749
Washington Real Estate Investment Trust	6,355	199,928
Weingarten Realty Investors	32,653	1,332,896
WP GLIMCHER, Inc.	16,029	179,365
Xenia Hotels & Resorts, Inc.	6,976	117,057

Total Real Estate Investment Trusts (REITs)		47,338,872

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	7,959	287,638
Howard Hughes Corp. (The)*	6,409	732,677
Kennedy-Wilson Holdings, Inc.	2,426	45,997
Realogy Holdings Corp.*	28,246	819,699

Total Real Estate Management & Development		1,886,011

Road & Rail - 1.6%
Avis Budget Group, Inc.*	60,899	1,962,775
Genesee & Wyoming, Inc. Class A*	29,782	1,755,649
Knight Transportation, Inc.	32,350	859,863
Landstar System, Inc.	17,526	1,203,335
Old Dominion Freight Line, Inc.*	34,749	2,095,712
Ryder System, Inc.	28,350	1,733,319
Werner Enterprises, Inc.	29,692	682,025

Total Road & Rail		10,292,678

Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc.*	21,593	837,592
Entegris, Inc.*	37,772	546,561
First Solar, Inc.*	70,522	3,418,907
Integrated Device Technology, Inc.*	38,354	772,066
Intersil Corp. Class A	28,283	382,952
Microsemi Corp.*	16,636	543,664
MKS Instruments, Inc.	24,804	1,068,060
Monolithic Power Systems, Inc.	3,753	256,405
ON Semiconductor Corp.*	105,449	930,060
Silicon Laboratories, Inc.*	4,525	220,549
SunPower Corp.*(a)	23,312	361,103
Synaptics, Inc.*	8,376	450,210
Teradyne, Inc.	72,037	1,418,409

Total Semiconductors & Semiconductor Equipment		11,206,538

Software - 1.0%
ACI Worldwide, Inc.*	21,958	428,401
Aspen Technology, Inc.*	22,025	886,286
Blackbaud, Inc.	2,662	180,750
Ellie Mae, Inc.*	2,418	221,610
Fair Isaac Corp.	6,606	746,544
Fortinet, Inc.*	4,062	128,319
Guidewire Software, Inc.*	1,262	77,941
Manhattan Associates, Inc.*	9,504	609,491
Mentor Graphics Corp.	60,705	1,290,588
Paycom Software, Inc.*	3,015	130,278
Pegasystems, Inc.	8,432	227,242
PTC, Inc.*	14,822	557,011
Synchronoss Technologies, Inc.*	9,151	291,551
Tyler Technologies, Inc.*	2,729	454,952
Ultimate Software Group, Inc. (The)*	928	195,149
Verint Systems, Inc.*	925	30,645

Total Software		6,456,758

Specialty Retail - 4.3%
Aaron’s, Inc.	40,870	894,644
Abercrombie & Fitch Co. Class A	1,340	23,865
American Eagle Outfitters, Inc.	61,519	979,998
Asbury Automotive Group, Inc.*	13,563	715,313
Ascena Retail Group, Inc.*	38,395	268,381
Burlington Stores, Inc.*	15,363	1,024,866
Cabela’s, Inc.*	26,964	1,349,818
CST Brands, Inc.	37,278	1,605,936
Dick’s Sporting Goods, Inc.	65,844	2,966,931
DSW, Inc. Class A	46,646	987,962
GameStop Corp. Class A(a)	92,422	2,456,577
GNC Holdings, Inc. Class A	49,420	1,200,412
Group 1 Automotive, Inc.	14,051	693,557
Lithia Motors, Inc. Class A	10,460	743,392
Mattress Firm Holding Corp.*(a)	7,263	243,674
Michaels Cos., Inc. (The)*	98,052	2,788,599
Monro Muffler Brake, Inc.	6,374	405,131
Murphy USA, Inc.*	21,711	1,610,088
Penske Automotive Group, Inc.	50,221	1,579,953
Restoration Hardware Holdings, Inc.*(a)	8,455	242,489
Sally Beauty Holdings, Inc.*(a)	58,901	1,732,278
Urban Outfitters, Inc.*	68,990	1,897,225
Williams-Sonoma, Inc.	33,954	1,770,022

Total Specialty Retail		28,181,111

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.	17,568	436,213
Electronics For Imaging, Inc.*	4,900	210,896

Total Technology Hardware, Storage & Peripherals		647,109

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	17,697	1,884,199
Columbia Sportswear Co.	25,252	1,453,000
Fossil Group, Inc.*(a)	55,296	1,577,595
G-III Apparel Group Ltd.*	16,615	759,638
Kate Spade & Co.*	32,047	660,489
Skechers U.S.A., Inc. Class A*	51,875	1,541,725
Steven Madden Ltd.*	24,276	829,754
Wolverine World Wide, Inc.	49,332	1,002,426

Total Textiles, Apparel & Luxury Goods		9,708,826

Thrifts & Mortgage Finance - 1.7%
Capitol Federal Financial, Inc.	34,313	478,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2016

Investments	Shares	Value
EverBank Financial Corp.	39,099	$581,011
MGIC Investment Corp.*	677,040	4,028,388
Radian Group, Inc.	424,867	4,427,114
TFS Financial Corp.	21,516	370,506
Washington Federal, Inc.	36,829	893,472

Total Thrifts & Mortgage Finance		10,779,157

Tobacco - 0.0%
Vector Group Ltd.(a)	14,023	314,396

Trading Companies & Distributors - 1.6%
Air Lease Corp.	61,552	1,648,363
Beacon Roofing Supply, Inc.*	9,300	422,871
GATX Corp.	24,418	1,073,659
HD Supply Holdings, Inc.*	65,208	2,270,542
MSC Industrial Direct Co., Inc. Class A	26,414	1,863,772
Watsco, Inc.	8,798	1,237,791
WESCO International, Inc.*(a)	37,739	1,943,181

Total Trading Companies & Distributors		10,460,179

Water Utilities - 0.3%
Aqua America, Inc.	51,759	1,845,726

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	8,541	253,326
United States Cellular Corp.*	9,231	362,501

Total Wireless Telecommunication Services		615,827

TOTAL COMMON STOCKS (Cost: $624,643,808)		653,812,156

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $1,507,733)	17,252	1,544,054

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $31,318,936)(d)	31,318,936	31,318,936

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $657,470,477)		686,675,146
Liabilities in Excess of Cash and Other Assets - (5.3)%		(34,602,870)

NET ASSETS - 100.0%		$652,072,276

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $36,575,034 and the total market value of the collateral held by the Fund was $37,490,417. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,171,481.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.2%

Bahrain - 4.1%
Ahli United Bank BSC	1,154,583	$726,874
Al-Salam Bank-Bahrain BSC	266,444	65,213

Total Bahrain		792,087

Egypt - 6.3%
Amer Group Holding	359,180	10,517
Commercial International Bank Egypt SAE	67,378	302,216
Credit Agricole Egypt SAE	50,278	129,602
Egypt Kuwait Holding Co. SAE	129,502	53,096
Heliopolis Housing	8,119	41,272
Juhayna Food Industries	32,288	25,234
Oriental Weavers	47,962	28,572
Sidi Kerir Petrochemicals Co.	169,464	221,564
Talaat Moustafa Group	109,659	60,263
Telecom Egypt Co.	387,636	358,391

Total Egypt		1,230,727

Jordan - 1.5%
Arab Bank PLC	29,322	252,277
Jordan Petroleum Refinery Co.	10,403	47,833

Total Jordan		300,110

Kuwait - 21.5%
Agility Public Warehousing Co. KSC	207,568	323,250
Boubyan Bank KSCP	65,442	82,399
Burgan Bank SAK	204,266	219,968
Gulf National Holding Co.*†	57,663	0
Kuwait Finance House KSCP	346,248	522,011
Kuwait Food Co. Americana SAK	42,151	346,370
Kuwait Projects Co. Holding KSCP	171,478	284,092
Mabanee Co. SAK	36,510	90,731
Mobile Telecommunications Co. KSC	1,185,419	1,315,823
National Bank of Kuwait SAKP	524,473	1,025,312

Total Kuwait		4,209,956

Morocco - 12.4%
Attijariwafa Bank	16,420	577,348
Maroc Telecom	151,471	1,838,522

Total Morocco		2,415,870

Oman - 5.6%
Bank Muscat SAOG	297,911	292,494
Oman Telecommunications Co. SAOG	166,308	701,949
Ooredoo	50,223	96,533

Total Oman		1,090,976

Qatar - 23.5%
Aamal Co.*	39,049	138,231
Barwa Real Estate Co.	16,985	153,930
Commercial Bank QSC (The)	16,263	165,252
Doha Bank QSC	18,310	177,755
Ezdan Holding Group QSC	48,762	240,107
Gulf International Services OSC	13,658	137,281
Industries Qatar QSC	30,688	825,920
Masraf Al Rayan QSC	27,455	256,356
Mazaya Qatar Real Estate Development QSC*	1,612	5,844
National Leasing	2,076	9,949
Ooredoo QSC	14,919	362,189
Qatar Electricity & Water Co. QSC	3,641	207,983
Qatar Gas Transport Co., Ltd.	25,764	162,736
Qatar Insurance Co. SAQ	4,399	89,036
Qatar International Islamic Bank QSC	7,384	124,713
Qatar Islamic Bank SAQ	7,762	204,639
Qatar National Bank SAQ	30,411	1,169,236
Qatari Investors Group QSC	1,717	21,714
Salam International Investment Ltd. QSC	5,136	15,798
United Development Co. QSC	16,166	85,152
Vodafone Qatar QSC	12,760	37,075

Total Qatar		4,590,896

United Arab Emirates - 24.3%
Abu Dhabi Commercial Bank PJSC	339,642	559,428
Agthia Group PJSC	10,129	21,372
Air Arabia PJSC	357,468	127,490
Al Waha Capital PJSC	273,430	146,649
Aldar Properties PJSC	340,316	249,231
Aramex PJSC	73,267	64,628
DAMAC Properties Dubai Co. PJSC	208,352	129,330
DP World Ltd.	11,054	183,386
Dubai Financial Market PJSC	385,170	132,127
Dubai Investments PJSC	220,067	122,223
Dubai Islamic Bank PJSC	301,111	418,904
Emaar Properties PJSC	185,223	312,647
First Gulf Bank PJSC	332,648	1,141,097
National Bank of Abu Dhabi PJSC	239,664	630,300
National Bank of Ras Al-Khaimah PSC (The)	144,919	205,161
National Central Cooling Co. PJSC	40,915	15,595
RAK Properties PJSC	181,901	29,713
Ras Al Khaimah Ceramics	102,451	89,255
Union National Bank PJSC	134,477	150,106
Union Properties PJSC	132,246	25,779

Total United Arab Emirates		4,754,421

TOTAL COMMON STOCKS (Cost: $21,484,797)		19,385,043

CONVERTIBLE BONDS - 0.1%

Oman - 0.1%
Bank Muscat SAOG
4.50%, 3/20/17	48,842	13,447
3.50%, 3/19/18	38,597	10,126

TOTAL CONVERTIBLE BONDS (Cost: $37,566)		23,573

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $21,522,363)		19,408,616
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.7%		145,718

NET ASSETS - 100.0%		$19,554,334

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 0.4%
AAR Corp.	45,352	$1,058,516
American Science & Engineering, Inc.	32,501	1,215,862
Cubic Corp.	14,641	587,983
HEICO Corp.	7,244	483,972
HEICO Corp. Class A	12,085	648,360
National Presto Industries, Inc.(a)	7,962	751,215
Triumph Group, Inc.	21,089	748,659

Total Aerospace & Defense		5,494,567

Air Freight & Logistics - 0.1%
Forward Air Corp.	32,252	1,436,181
Park-Ohio Holdings Corp.	16,317	461,445

Total Air Freight & Logistics		1,897,626

Airlines - 0.1%
SkyWest, Inc.(a)	39,336	1,040,831

Auto Components - 0.8%
Cooper Tire & Rubber Co.	57,521	1,715,276
Dana Holding Corp.	243,962	2,576,239
Metaldyne Performance Group, Inc.	119,970	1,649,588
Spartan Motors, Inc.	92,275	577,642
Standard Motor Products, Inc.	32,713	1,301,323
Strattec Security Corp.	2,818	114,890
Superior Industries International, Inc.	98,664	2,642,222
Tower International, Inc.	28,578	588,135
Unique Fabricating, Inc.(a)	37,291	499,326

Total Auto Components		11,664,641

Automobiles - 0.1%
Winnebago Industries, Inc.	48,248	1,105,844

Banks - 6.0%
1st Source Corp.	20,960	678,894
Access National Corp.	10,280	200,563
American National Bankshares, Inc.	11,965	301,279
Ameris Bancorp	6,444	191,387
Arrow Financial Corp.	16,080	487,063
Banc of California, Inc.	45,230	818,663
BancFirst Corp.(a)	13,667	824,393
BancorpSouth, Inc.	54,402	1,234,381
Banner Corp.	17,920	762,317
Bar Harbor Bankshares	6,936	243,454
BBCN Bancorp, Inc.	72,334	1,079,223
BCB Bancorp, Inc.	19,121	195,799
Berkshire Hills Bancorp, Inc.	28,720	773,142
Blue Hills Bancorp, Inc.	4,691	69,239
Boston Private Financial Holdings, Inc.	95,716	1,127,534
Bridge Bancorp, Inc.	18,487	525,031
Brookline Bancorp, Inc.	78,497	865,822
Bryn Mawr Bank Corp.	17,326	505,919
C&F Financial Corp.(a)	3,767	168,611
Camden National Corp.	9,864	414,288
Capital Bank Financial Corp. Class A	12,199	351,331
Capital City Bank Group, Inc.	5,940	82,685
Cardinal Financial Corp.	21,688	475,835
Centerstate Banks, Inc.	9,264	145,908
Central Pacific Financial Corp.	30,060	709,416
Century Bancorp, Inc. Class A	1,303	55,156
Chemical Financial Corp.	40,484	1,509,648
City Holding Co.(a)	19,710	896,214
CNB Financial Corp.	20,216	359,845
CoBiz Financial, Inc.(a)	20,885	244,355
Columbia Banking System, Inc.	46,081	1,293,033
Community Bank System, Inc.	45,612	1,874,197
Community Trust Bancorp, Inc.	22,083	765,397
ConnectOne Bancorp, Inc.	16,494	258,791
CVB Financial Corp.	107,149	1,756,172
Enterprise Bancorp, Inc.	8,542	204,923
Enterprise Financial Services Corp.	7,626	212,689
Fidelity Southern Corp.	13,947	218,550
Financial Institutions, Inc.	14,600	380,622
First Bancorp	11,278	198,267
First Bancorp, Inc.	15,541	334,753
First Busey Corp.	39,797	851,258
First Business Financial Services, Inc.	5,937	139,341
First Commonwealth Financial Corp.	98,028	901,858
First Community Bancshares, Inc.	19,437	436,166
First Connecticut Bancorp, Inc.	8,523	141,141
First Financial Bancorp	74,906	1,456,922
First Financial Bankshares, Inc.(a)	47,285	1,550,475
First Financial Corp.	12,810	469,102
First Financial Northwest, Inc.	8,195	108,830
First Guaranty Bancshares, Inc.	7,423	118,768
First Interstate BancSystem, Inc. Class A	20,737	582,710
First Merchants Corp.	23,038	574,337
First Midwest Bancorp, Inc.	53,956	947,467
Flushing Financial Corp.	29,747	591,370
FNB Corp.	234,497	2,940,592
Fulton Financial Corp.	166,622	2,249,397
German American Bancorp, Inc.	9,590	306,592
Glacier Bancorp, Inc.	77,939	2,071,619
Great Southern Bancorp, Inc.	9,306	344,043
Great Western Bancorp, Inc.	36,549	1,152,755
Guaranty Bancorp	17,106	285,670
Hancock Holding Co.	102,784	2,683,690
Hanmi Financial Corp.	21,490	504,800
Heartland Financial USA, Inc.	9,057	319,622
Heritage Commerce Corp.	32,566	342,920
Heritage Financial Corp.	24,906	437,847
Horizon Bancorp	9,116	229,176
Independent Bank Corp.(a)	20,852	952,936
Independent Bank Corp.	17,109	248,252
Independent Bank Group, Inc.	5,413	232,272
International Bancshares Corp.	53,082	1,384,909
Lakeland Bancorp, Inc.	39,932	454,426
Lakeland Financial Corp.	11,800	554,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
LegacyTexas Financial Group, Inc.	36,271	$976,053
Macatawa Bank Corp.(a)	24,178	179,401
MainSource Financial Group, Inc.	19,639	433,040
Mercantile Bank Corp.	13,851	330,485
Merchants Bancshares, Inc.	7,619	232,227
MidSouth Bancorp, Inc.	10,817	108,603
MidWestOne Financial Group, Inc.	8,434	240,875
MutualFirst Financial, Inc.	5,115	139,895
National Bank Holdings Corp. Class A	9,687	197,227
NBT Bancorp, Inc.	48,274	1,382,085
Northrim BanCorp, Inc.(a)	6,925	182,058
Old National Bancorp	140,494	1,760,390
Opus Bank	12,980	438,724
Pacific Continental Corp.	20,926	328,747
Park National Corp.(a)	21,857	2,006,035
Park Sterling Corp.	26,602	188,608
Peapack Gladstone Financial Corp.	4,905	90,792
Penns Woods Bancorp, Inc.(a)	6,782	284,776
Peoples Bancorp, Inc.	21,195	461,839
Peoples Financial Services Corp.(a)	8,709	340,870
Pinnacle Financial Partners, Inc.	13,600	664,360
Preferred Bank	6,388	184,454
QCR Holdings, Inc.	1,657	45,054
Renasant Corp.	27,810	899,097
Republic Bancorp, Inc. Class A	20,150	556,745
S&T Bancorp, Inc.	30,651	749,417
Sandy Spring Bancorp, Inc.	30,481	885,778
ServisFirst Bancshares, Inc.(a)	4,480	221,267
Shore Bancshares, Inc.	3,098	36,402
Sierra Bancorp	10,603	176,964
Simmons First National Corp. Class A	18,774	867,077
South State Corp.	12,433	846,066
Southern National Bancorp of Virginia, Inc.	9,950	120,893
Southside Bancshares, Inc.(a)	34,075	1,053,602
Southwest Bancorp, Inc.	9,304	157,517
Sterling Bancorp	78,654	1,234,868
Stock Yards Bancorp, Inc.	21,236	599,492
Stonegate Bank	3,385	109,234
Suffolk Bancorp	5,706	178,655
Tompkins Financial Corp.	15,248	991,120
Towne Bank(a)	41,037	888,451
Trico Bancshares	15,342	423,439
Trustmark Corp.	93,708	2,328,644
Union Bankshares Corp.	46,355	1,145,432
United Community Banks, Inc.	27,924	510,730
Univest Corp. of Pennsylvania	26,331	553,478
Washington Trust Bancorp, Inc.	21,397	811,374
WesBanco, Inc.	41,332	1,283,359
West Bancorp, Inc.	18,780	349,120
Westamerica Bancorporation(a)	30,786	1,516,518
Wilshire Bancorp, Inc.	57,372	597,816
Wintrust Financial Corp.	15,439	787,389
Yadkin Financial Corp.	21,007	527,066

Total Banks		82,964,378

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	3,668	540,920
MGP Ingredients, Inc.(a)	4,029	154,029

Total Beverages		694,949

Biotechnology - 0.4%
PDL BioPharma, Inc.	1,941,885	6,097,519

Building Products - 0.8%
AAON, Inc.	49,287	1,355,885
Advanced Drainage Systems, Inc.(a)	45,118	1,234,880
Apogee Enterprises, Inc.	26,232	1,215,853
Griffon Corp.	51,844	874,090
Insteel Industries, Inc.	10,558	301,853
Quanex Building Products Corp.	28,587	531,432
Simpson Manufacturing Co., Inc.	84,881	3,392,694
Universal Forest Products, Inc.	22,373	2,073,754

Total Building Products		10,980,441

Capital Markets - 1.3%
Arlington Asset Investment Corp. Class A(a)	103,011	1,340,173
Artisan Partners Asset Management, Inc. Class A	95,776	2,651,080
BGC Partners, Inc. Class A	453,457	3,949,610
Calamos Asset Management, Inc. Class A	48,851	357,101
Cohen & Steers, Inc.	52,933	2,140,610
Evercore Partners, Inc. Class A	31,823	1,406,258
FBR & Co.	9,282	138,580
Financial Engines, Inc.(a)	14,808	383,083
GAMCO Investors, Inc. Class A	2,623	85,956
Greenhill & Co., Inc.	71,598	1,152,728
Houlihan Lokey, Inc.	11,549	258,351
Investment Technology Group, Inc.	19,022	318,048
Manning & Napier, Inc.(a)	40,668	386,346
Moelis & Co. Class A	30,110	677,475
Oppenheimer Holdings, Inc. Class A	12,367	191,194
Pzena Investment Management, Inc. Class A	7,255	55,211
Silvercrest Asset Management Group, Inc. Class A(a)	9,892	121,078
Virtu Financial, Inc. Class A	53,923	970,614
Virtus Investment Partners, Inc.(a)	4,439	315,968
Westwood Holdings Group, Inc.	13,206	684,071

Total Capital Markets		17,583,535

Chemicals - 3.0%
A. Schulman, Inc.	76,327	1,863,905
Axiall Corp.	268,599	8,759,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
Balchem Corp.	14,223	$848,402
Calgon Carbon Corp.	58,510	769,407
Chase Corp.	13,756	812,567
Chemours Co. (The)	358,466	2,953,760
FutureFuel Corp.	74,216	807,470
H.B. Fuller Co.	68,188	2,999,590
Hawkins, Inc.	21,058	914,128
Innophos Holdings, Inc.	115,968	4,895,009
Innospec, Inc.	24,897	1,145,013
KMG Chemicals, Inc.	5,168	134,316
Kronos Worldwide, Inc.(a)	1,192,899	6,262,720
Minerals Technologies, Inc.(a)	12,146	689,893
Quaker Chemical Corp.	20,554	1,833,417
Rayonier Advanced Materials, Inc.	124,247	1,688,517
Stepan Co.	32,276	1,921,390
Tredegar Corp.	95,389	1,537,671

Total Chemicals		40,836,188

Commercial Services & Supplies - 6.1%
ABM Industries, Inc.	119,074	4,343,820
Brady Corp. Class A	146,983	4,491,800
Brink’s Co. (The)	62,169	1,771,195
CECO Environmental Corp.(a)	121,293	1,060,101
Covanta Holding Corp.	878,871	14,457,428
Ennis, Inc.	87,453	1,677,349
Essendant, Inc.	61,167	1,869,264
G&K Services, Inc. Class A	44,906	3,438,452
Herman Miller, Inc.	112,452	3,361,190
HNI Corp.	116,809	5,430,450
Interface, Inc.	65,954	1,005,798
Kimball International, Inc. Class B	73,412	835,429
Knoll, Inc.	110,061	2,672,281
Matthews International Corp. Class A	33,914	1,886,975
McGrath RentCorp	87,707	2,682,957
Mobile Mini, Inc.	100,821	3,492,439
MSA Safety, Inc.	104,600	5,494,638
Multi-Color Corp.(a)	5,179	328,349
Quad/Graphics, Inc.	434,051	10,109,048
Steelcase, Inc. Class A	207,247	2,812,342
Tetra Tech, Inc.	67,556	2,077,009
U.S. Ecology, Inc.	39,954	1,835,886
UniFirst Corp.	2,168	250,881
Viad Corp.	24,862	770,722
VSE Corp.	3,550	237,140
West Corp.	306,754	6,030,784

Total Commercial Services & Supplies		84,423,727

Communications Equipment - 0.7%
ADTRAN, Inc.	103,361	1,927,683
Bel Fuse, Inc. Class B	15,653	278,310
Black Box Corp.	64,592	844,863
Comtech Telecommunications Corp.	92,137	1,183,039
InterDigital, Inc.	53,858	2,998,813
Plantronics, Inc.	39,175	1,723,700
TESSCO Technologies, Inc.	31,413	436,327

Total Communications Equipment		9,392,735

Construction & Engineering - 0.4%
Argan, Inc.	30,692	1,280,470
Comfort Systems USA, Inc.	29,339	955,571
Granite Construction, Inc.	47,142	2,147,318
Primoris Services Corp.	48,249	913,354

Total Construction & Engineering		5,296,713

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	4,566	269,348

Consumer Finance - 0.1%
Cash America International, Inc.(a)	5,494	234,154
Nelnet, Inc. Class A	17,293	600,932

Total Consumer Finance		835,086

Containers & Packaging - 0.4%
Greif, Inc. Class A	118,334	4,410,308
Myers Industries, Inc.	107,892	1,553,645

Total Containers & Packaging		5,963,953

Distributors - 0.2%
Core-Mark Holding Co., Inc.	32,093	1,503,878
Weyco Group, Inc.	29,887	830,261

Total Distributors		2,334,139

Diversified Consumer Services - 0.4%
Capella Education Co.(a)	33,819	1,780,232
Carriage Services, Inc.	7,285	172,509
Collectors Universe, Inc.	76,773	1,516,267
DeVry Education Group, Inc.(a)	90,874	1,621,192
Liberty Tax, Inc.	32,842	437,455

Total Diversified Consumer Services		5,527,655

Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	2,718	43,977
Gain Capital Holdings, Inc.	46,730	295,334
Marlin Business Services Corp.	15,798	257,507
Resource America, Inc. Class A	42,057	408,794

Total Diversified Financial Services		1,005,612

Diversified Telecommunication Services - 2.3%
ATN International, Inc.	25,277	1,966,803
Cogent Communications Holdings, Inc.	181,894	7,286,674
Consolidated Communications Holdings, Inc.(a)	354,202	9,648,463
IDT Corp. Class B	132,334	1,877,819
Inteliquent, Inc.	104,606	2,080,613
Windstream Holdings, Inc.(a)	939,802	8,711,965

Total Diversified Telecommunication Services		31,572,337

Electric Utilities - 3.1%
ALLETE, Inc.	191,275	12,362,103
El Paso Electric Co.	124,245	5,873,061
Empire District Electric Co. (The)	174,139	5,915,502
MGE Energy, Inc.	89,757	5,072,617
Otter Tail Corp.	171,000	5,726,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
PNM Resources, Inc.	209,999	$7,442,365

Total Electric Utilities		42,392,438

Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	4,168	96,948
AZZ, Inc.	26,355	1,580,773
Encore Wire Corp.	3,807	141,925
General Cable Corp.	273,786	3,479,820
Hubbell, Inc.	13,968	1,473,205
LSI Industries, Inc.	34,122	377,730
Powell Industries, Inc.	43,436	1,708,772
Preformed Line Products Co.	8,861	357,896

Total Electrical Equipment		9,217,069

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	537,431	7,298,313
Badger Meter, Inc.	18,490	1,350,325
CTS Corp.	28,110	503,731
Daktronics, Inc.	183,939	1,149,619
Dolby Laboratories, Inc. Class A	70,869	3,391,081
Electro Rent Corp.	116,646	1,797,515
Electro Scientific Industries, Inc.*	180,336	1,053,162
Littelfuse, Inc.	22,699	2,682,795
Mesa Laboratories, Inc.	2,132	262,236
Methode Electronics, Inc.	41,303	1,413,802
MTS Systems Corp.	27,969	1,226,161
Park Electrochemical Corp.	48,843	709,689
Vishay Intertechnology, Inc.	263,426	3,263,848

Total Electronic Equipment, Instruments & Components		26,102,277

Energy Equipment & Services - 1.3%
Archrock, Inc.	517,627	4,876,046
Bristow Group, Inc.	174,705	1,993,384
Gulf Island Fabrication, Inc.	59,418	412,361
Patterson-UTI Energy, Inc.	373,242	7,957,520
U.S. Silica Holdings, Inc.(a)	64,074	2,208,631

Total Energy Equipment & Services		17,447,942

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	51,333	1,824,375
Ingles Markets, Inc. Class A	18,502	690,125
SpartanNash Co.	86,930	2,658,319
Village Super Market, Inc. Class A	36,242	1,047,031
Weis Markets, Inc.	73,566	3,718,761

Total Food & Staples Retailing		9,938,611

Food Products - 2.7%
Alico, Inc.	4,313	130,468
B&G Foods, Inc.(a)	221,394	10,671,191
Cal-Maine Foods, Inc.(a)	347,270	15,391,006
Calavo Growers, Inc.	25,216	1,689,472
Dean Foods Co.	140,544	2,542,441
J&J Snack Foods Corp.	22,125	2,638,849
Limoneira Co.(a)	15,817	278,696
Sanderson Farms, Inc.(a)	24,824	2,150,751
Tootsie Roll Industries, Inc.(a)	42,687	1,644,730

Total Food Products		37,137,604

Gas Utilities - 2.7%
Chesapeake Utilities Corp.	31,830	2,106,509
Northwest Natural Gas Co.	100,192	6,494,445
ONE Gas, Inc.	125,324	8,345,325
South Jersey Industries, Inc.	321,840	10,176,581
Spire, Inc.	143,334	10,153,781

Total Gas Utilities		37,276,641

Health Care Equipment & Supplies - 0.6%
Abaxis, Inc.	18,063	853,115
Analogic Corp.	5,748	456,621
Atrion Corp.	1,560	667,462
CONMED Corp.	50,738	2,421,725
CryoLife, Inc.	31,879	376,491
Invacare Corp.	7,715	93,583
LeMaitre Vascular, Inc.	17,780	253,721
Meridian Bioscience, Inc.	159,545	3,111,127
Utah Medical Products, Inc.	6,693	421,659

Total Health Care Equipment & Supplies		8,655,504

Health Care Providers & Services - 1.1%
Aceto Corp.	25,709	562,770
Digirad Corp.	65,847	339,112
Ensign Group, Inc. (The)	30,432	639,376
Kindred Healthcare, Inc.(a)	300,918	3,397,364
Landauer, Inc.	26,553	1,092,922
National HealthCare Corp.	34,830	2,254,894
National Research Corp. Class A	27,063	370,763
Owens & Minor, Inc.	168,216	6,287,914
U.S. Physical Therapy, Inc.	14,300	861,003

Total Health Care Providers & Services		15,806,118

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.(a)	59,778	2,386,338

Hotels, Restaurants & Leisure - 3.3%
Bloomin’ Brands, Inc.	163,890	2,928,714
Bob Evans Farms, Inc.	71,005	2,694,640
Cheesecake Factory, Inc. (The)(a)	80,434	3,872,093
ClubCorp Holdings, Inc.	181,678	2,361,814
DineEquity, Inc.	76,106	6,452,267
International Speedway Corp. Class A	18,251	610,496
Interval Leisure Group, Inc.	164,897	2,621,862
Marcus Corp. (The)	38,960	822,056
Marriott Vacations Worldwide Corp.	48,687	3,334,573
Papa John’s International, Inc.(a)	45,149	3,070,132
Peak Resorts, Inc.(a)	73,535	335,320
Ruth’s Hospitality Group, Inc.	48,868	779,444
SeaWorld Entertainment, Inc.(a)	397,481	5,695,903
Sonic Corp.	68,019	1,839,914
Speedway Motorsports, Inc.	115,203	2,044,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
Texas Roadhouse, Inc.	130,079	$5,931,602

Total Hotels, Restaurants & Leisure		45,395,683

Household Durables - 1.0%
Bassett Furniture Industries, Inc.	14,156	338,895
CSS Industries, Inc.	22,047	591,080
Ethan Allen Interiors, Inc.(a)	56,249	1,858,467
Flexsteel Industries, Inc.(a)	11,603	459,711
Hooker Furniture Corp.	16,563	355,939
KB Home(a)	66,839	1,016,621
La-Z-Boy, Inc.	76,747	2,135,101
Lennar Corp. Class B	12,239	455,903
Libbey, Inc.	39,716	631,087
Lifetime Brands, Inc.	17,474	254,946
MDC Holdings, Inc.	184,094	4,480,848
NACCO Industries, Inc. Class A	12,357	691,992

Total Household Durables		13,270,590

Household Products - 1.0%
Energizer Holdings, Inc.	172,182	8,865,651
Oil-Dri Corp. of America	11,606	400,755
Orchids Paper Products Co.(a)	47,389	1,685,627
WD-40 Co.	21,067	2,474,319

Total Household Products		13,426,352

Independent Power & Renewable Electricity Producers - 2.0%
NRG Yield, Inc. Class A(a)	237,331	3,612,178
NRG Yield, Inc. Class C(a)	412,242	6,426,853
Ormat Technologies, Inc.	32,079	1,403,777
Pattern Energy Group, Inc.(a)	550,940	12,655,092
TerraForm Global, Inc. Class A*(a)	1,180,770	3,849,310

Total Independent Power & Renewable Electricity Producers		27,947,210

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	113,044	2,141,053

Insurance - 1.2%
American Equity Investment Life Holding Co.	26,341	375,359
AMERISAFE, Inc.	8,184	501,025
Baldwin & Lyons, Inc. Class B	18,408	453,941
Crawford & Co. Class A(a)	54,427	415,278
Crawford & Co. Class B	26,827	227,761
Donegal Group, Inc. Class A	29,771	490,924
EMC Insurance Group, Inc.	21,756	603,076
Employers Holdings, Inc.	10,605	307,757
FBL Financial Group, Inc. Class A	22,024	1,336,196
Federated National Holding Co.	3,858	73,456
Fidelity & Guaranty Life(a)	20,886	484,137
HCI Group, Inc.	13,468	367,407
Horace Mann Educators Corp.	42,686	1,442,360
Independence Holding Co.	4,762	85,573
Infinity Property & Casualty Corp.	8,476	683,674
Investors Title Co.	462	44,006
Kemper Corp.	43,572	1,349,861
National General Holdings Corp.	21,025	450,356
National Interstate Corp.	13,962	422,351
National Western Life Group, Inc. Class A(a)	147	28,705
Primerica, Inc.(a)	22,219	1,271,816
Safety Insurance Group, Inc.	27,739	1,708,168
Selective Insurance Group, Inc.	36,149	1,381,253
State Auto Financial Corp.(a)	26,453	579,585
State National Cos., Inc.	38,463	405,015
Stewart Information Services Corp.(a)	2,580	106,838
United Fire Group, Inc.	20,700	878,301
Universal Insurance Holdings, Inc.(a)	27,049	502,570

Total Insurance		16,976,749

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	90,558	2,296,551
PetMed Express, Inc.(a)	82,424	1,546,274

Total Internet & Catalog Retail		3,842,825

Internet Software & Services - 0.2%
EarthLink Holdings Corp.	270,779	1,732,986
Marchex, Inc. Class B*	63,631	202,346
Reis, Inc.	24,839	618,491

Total Internet Software & Services		2,553,823

IT Services - 1.4%
Cass Information Systems, Inc.	18,994	981,990
Computer Task Group, Inc.	66,700	331,499
Convergys Corp.	120,242	3,006,050
CSG Systems International, Inc.	62,938	2,537,031
Forrester Research, Inc.	38,395	1,415,239
Hackett Group, Inc. (The)(a)	31,348	434,797
ManTech International Corp. Class A	61,896	2,340,907
Science Applications International Corp.	114,003	6,652,075
TeleTech Holdings, Inc.	58,853	1,596,682

Total IT Services		19,296,270

Leisure Products - 0.2%
Callaway Golf Co.	35,494	362,394
Escalade, Inc.	45,308	463,954
Johnson Outdoors, Inc. Class A	11,704	300,793
Sturm Ruger & Co., Inc.	29,664	1,898,792

Total Leisure Products		3,025,933

Machinery - 4.9%
Actuant Corp. Class A	10,462	236,546
Alamo Group, Inc.	6,705	442,329
Albany International Corp. Class A	50,358	2,010,795
Altra Industrial Motion Corp.	56,118	1,514,064
American Railcar Industries, Inc.(a)	61,358	2,421,800
Astec Industries, Inc.(a)	22,199	1,246,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
Barnes Group, Inc.	70,177	$2,324,262
Briggs & Stratton Corp.	124,596	2,638,943
CIRCOR International, Inc.(a)	5,489	312,818
Columbus McKinnon Corp.	16,642	235,484
Douglas Dynamics, Inc.	85,002	2,187,102
Dynamic Materials Corp.	31,578	339,464
Eastern Co. (The)	14,392	238,619
EnPro Industries, Inc.	36,343	1,613,266
ESCO Technologies, Inc.	20,855	832,949
Federal Signal Corp.	104,727	1,348,884
Franklin Electric Co., Inc.	58,003	1,916,999
FreightCar America, Inc.	20,817	292,479
Global Brass & Copper Holdings, Inc.	14,336	391,229
Gorman-Rupp Co. (The)	37,776	1,035,440
Graham Corp.	18,381	338,578
Greenbrier Cos., Inc. (The)(a)	73,545	2,142,366
Hardinge, Inc.(a)	12,320	123,939
Hillenbrand, Inc.	163,112	4,899,885
Hurco Cos., Inc.	7,945	221,109
Hyster-Yale Materials Handling, Inc.	25,472	1,515,329
John Bean Technologies Corp.	21,026	1,287,212
Joy Global, Inc.	620,992	13,127,771
Kadant, Inc.	16,821	866,450
Kennametal, Inc.	233,480	5,162,243
L.B. Foster Co. Class A	13,152	143,225
Lindsay Corp.(a)	17,812	1,208,722
Manitowoc Co., Inc. (The)(a)	67,657	368,731
Miller Industries, Inc.	33,146	682,476
Mueller Industries, Inc.	58,157	1,854,045
Mueller Water Products, Inc. Class A	140,062	1,599,508
NN, Inc.	43,956	614,944
Standex International Corp.(a)	8,418	695,579
Sun Hydraulics Corp.	28,999	860,980
Supreme Industries, Inc. Class A(a)	23,265	318,731
Tennant Co.(a)	22,761	1,226,135
Terex Corp.	129,153	2,623,097
Titan International, Inc.(a)	23,751	147,256
Watts Water Technologies, Inc. Class A(a)	33,560	1,955,206

Total Machinery		67,563,463

Marine - 0.2%
Matson, Inc.	66,503	2,147,382

Media - 4.9%
A.H. Belo Corp. Class A	104,889	524,445
AMC Entertainment Holdings, Inc. Class A	70,667	1,951,116
Entravision Communications Corp. Class A	77,789	522,742
Gannett Co., Inc.	405,941	5,606,045
Harte-Hanks, Inc.	595,501	946,847
John Wiley & Sons, Inc. Class A	122,001	6,366,012
Meredith Corp.	145,024	7,528,196
National CineMedia, Inc.	335,520	5,193,850
New Media Investment Group, Inc.	294,981	5,330,307
New York Times Co. (The) Class A	182,982	2,214,082
Nexstar Broadcasting Group, Inc. Class A(a)	39,197	1,864,993
Regal Entertainment Group Class A(a)	597,854	13,176,702
Saga Communications, Inc. Class A	9,984	394,767
Salem Media Group, Inc. Class A(a)	65,888	475,711
Scholastic Corp.(a)	44,903	1,778,608
Sinclair Broadcast Group, Inc. Class A	133,405	3,983,473
Time, Inc.	494,671	8,142,285
World Wrestling Entertainment, Inc. Class A(a)	97,386	1,792,876

Total Media		67,793,057

Metals & Mining - 3.6%
Allegheny Technologies, Inc.(a)	571,836	7,290,909
Ampco-Pittsburgh Corp.	61,976	700,948
Carpenter Technology Corp.	105,190	3,463,907
Commercial Metals Co.	367,350	6,208,215
Gold Resource Corp.(a)	281,337	1,010,000
Haynes International, Inc.	29,866	958,101
Hecla Mining Co.(a)	180,102	918,520
Kaiser Aluminum Corp.	32,234	2,914,276
Materion Corp.	25,738	637,273
Olympic Steel, Inc.	9,290	253,710
Royal Gold, Inc.	149,505	10,767,350
Schnitzer Steel Industries, Inc. Class A	124,426	2,189,898
United States Steel Corp.(a)	332,786	5,610,772
Worthington Industries, Inc.	165,596	7,004,711

Total Metals & Mining		49,928,590

Multi-Utilities - 1.8%
Avista Corp.	231,313	10,362,822
Black Hills Corp.	188,283	11,869,360
Unitil Corp.	54,022	2,305,119

Total Multi-Utilities		24,537,301

Multiline Retail - 0.4%
Big Lots, Inc.	92,215	4,620,894
Fred’s, Inc. Class A	55,041	886,710

Total Multiline Retail		5,507,604

Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	8,735	336,298
Alon USA Energy, Inc.	255,605	1,656,320
Delek U.S. Holdings, Inc.	139,715	1,845,635
Evolution Petroleum Corp.	117,132	640,712
Green Plains, Inc.	81,356	1,604,340
Panhandle Oil and Gas, Inc. Class A	16,026	267,154
SemGroup Corp. Class A	278,151	9,056,597
SM Energy Co.	28,462	768,474
Targa Resources Corp.	674,509	28,423,809

Total Oil, Gas & Consumable Fuels		44,599,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
Paper & Forest Products - 0.8%
Deltic Timber Corp.	7,752	$520,392
KapStone Paper and Packaging Corp.(a)	153,918	2,002,473
Neenah Paper, Inc.	33,468	2,422,079
PH Glatfelter Co.	117,066	2,289,811
Schweitzer-Mauduit International, Inc.	113,339	3,998,600

Total Paper & Forest Products		11,233,355

Personal Products - 1.0%
Coty, Inc. Class A(a)	75,168	1,953,616
Inter Parfums, Inc.	61,544	1,758,312
Nu Skin Enterprises, Inc. Class A(a)	213,563	9,864,475

Total Personal Products		13,576,403

Pharmaceuticals - 0.0%
Phibro Animal Health Corp. Class A	21,082	393,390

Professional Services - 1.1%
Barrett Business Services, Inc.	13,803	570,340
CEB, Inc.(a)	72,865	4,494,313
Exponent, Inc.	28,643	1,673,038
Heidrick & Struggles International, Inc.	32,752	552,854
Insperity, Inc.	43,298	3,343,904
Kelly Services, Inc. Class A	43,082	817,265
Kforce, Inc.	53,275	899,815
Korn/Ferry International	54,337	1,124,776
Resources Connection, Inc.	83,278	1,230,849

Total Professional Services		14,707,154

Real Estate Investment Trusts (REITs) - 15.4%
Acadia Realty Trust	73,719	2,618,499
Agree Realty Corp.	37,274	1,798,098
Alexander’s, Inc.	6,478	2,650,992
American Assets Trust, Inc.	41,359	1,755,276
Armada Hoffler Properties, Inc.	60,755	834,774
Ashford Hospitality Prime, Inc.(a)	29,815	421,584
Ashford Hospitality Trust, Inc.	262,436	1,409,281
Bluerock Residential Growth REIT, Inc.(a)	72,505	942,565
Brandywine Realty Trust	285,490	4,796,232
CareTrust REIT, Inc.	98,626	1,359,066
CatchMark Timber Trust, Inc. Class A	61,767	754,793
CBL & Associates Properties, Inc.	505,294	4,704,287
Cedar Realty Trust, Inc.	84,031	624,350
Chatham Lodging Trust	76,219	1,675,294
Chesapeake Lodging Trust(a)	127,890	2,973,442
Colony Starwood Homes	46,121	1,403,001
Community Healthcare Trust, Inc.	22,109	467,384
CorEnergy Infrastructure Trust, Inc.(a)	74,990	2,163,461
CoreSite Realty Corp.	31,948	2,833,468
Corporate Office Properties Trust	166,368	4,919,502
Cousins Properties, Inc.	264,732	2,753,213
CyrusOne, Inc.	81,385	4,529,889
DiamondRock Hospitality Co.	334,649	3,021,880
DuPont Fabros Technology, Inc.	121,561	5,779,010
Easterly Government Properties, Inc.	40,912	807,194
EastGroup Properties, Inc.	49,399	3,404,579
Education Realty Trust, Inc.(a)	80,718	3,724,328
Empire State Realty Trust, Inc. Class A	79,364	1,507,122
Farmland Partners, Inc.(a)	18,742	212,159
FelCor Lodging Trust, Inc.	115,076	716,923
First Industrial Realty Trust, Inc.	90,247	2,510,672
First Potomac Realty Trust	109,497	1,007,372
Franklin Street Properties Corp.	272,780	3,347,011
Geo Group, Inc. (The)	239,542	8,187,546
Getty Realty Corp.	67,764	1,453,538
Gladstone Commercial Corp.	82,311	1,390,233
Global Net Lease, Inc.(a)	478,922	3,807,430
Government Properties Income Trust(a)	268,436	6,190,134
Gramercy Property Trust	304,102	2,803,820
Hersha Hospitality Trust	80,427	1,379,323
Independence Realty Trust, Inc.	160,164	1,310,142
InfraREIT, Inc.	69,392	1,217,136
Investors Real Estate Trust	314,789	2,036,685
Kite Realty Group Trust	122,953	3,446,373
Lexington Realty Trust	685,181	6,927,180
LTC Properties, Inc.	63,711	3,295,770
Mack-Cali Realty Corp.	85,313	2,303,451
Monmouth Real Estate Investment Corp. Class A	137,788	1,827,069
Monogram Residential Trust, Inc.	180,382	1,841,700
National Health Investors, Inc.	74,002	5,556,810
National Storage Affiliates Trust	40,279	838,609
New Senior Investment Group, Inc.	339,438	3,625,198
New York REIT, Inc.	226,563	2,095,708
NexPoint Residential Trust, Inc.	49,520	901,264
One Liberty Properties, Inc.	41,432	988,153
Parkway Properties, Inc.	184,096	3,079,926
Pebblebrook Hotel Trust	106,267	2,789,509
Pennsylvania Real Estate Investment Trust	97,529	2,091,997
Physicians Realty Trust	172,592	3,626,158
Potlatch Corp.	68,987	2,352,457
Preferred Apartment Communities, Inc. Class A	50,223	739,283
PS Business Parks, Inc.	26,245	2,784,070
QTS Realty Trust, Inc. Class A	43,909	2,458,026
Ramco-Gershenson Properties Trust	142,128	2,787,130
Retail Opportunity Investments Corp.	133,247	2,887,462
Rexford Industrial Realty, Inc.(a)	65,988	1,391,687
Rouse Properties, Inc.	101,096	1,845,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
Sabra Health Care REIT, Inc.	185,843	$3,834,870
Saul Centers, Inc.	23,936	1,477,091
Select Income REIT	322,239	8,374,992
Silver Bay Realty Trust Corp.	39,133	666,435
STAG Industrial, Inc.	178,077	4,240,013
Summit Hotel Properties, Inc.	115,350	1,527,234
Terreno Realty Corp.	49,504	1,280,668
Tier REIT, Inc.(a)	80,093	1,227,826
UMH Properties, Inc.	70,642	794,722
Universal Health Realty Income Trust	23,206	1,326,919
Urban Edge Properties(a)	122,185	3,648,444
Urstadt Biddle Properties, Inc. Class A	46,872	1,161,488
Washington Real Estate Investment Trust	105,000	3,303,300
Whitestone REIT	94,674	1,427,684
WP GLIMCHER, Inc.	613,617	6,866,374
Xenia Hotels & Resorts, Inc.	227,873	3,823,709

Total Real Estate Investment Trusts (REITs)		211,664,449

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	11,655	421,212
Consolidated-Tomoka Land Co.(a)	442	20,982
Griffin Industrial Realty, Inc.(a)	2,396	73,437
RE/MAX Holdings, Inc. Class A(a)	7,912	318,537

Total Real Estate Management & Development		834,168

Road & Rail - 0.4%
ArcBest Corp.	37,956	616,785
Celadon Group, Inc.	18,913	154,519
Heartland Express, Inc.(a)	37,063	644,526
Knight Transportation, Inc.	76,290	2,027,788
Marten Transport Ltd.	19,220	380,556
Universal Logistics Holdings, Inc.	56,997	735,261
Werner Enterprises, Inc.	65,488	1,504,260

Total Road & Rail		6,063,695

Semiconductors & Semiconductor Equipment - 1.3%
Brooks Automation, Inc.	226,339	2,539,524
Cohu, Inc.	45,824	497,190
Intersil Corp. Class A	452,245	6,123,397
IXYS Corp.	40,515	415,279
MKS Instruments, Inc.	94,420	4,065,725
Power Integrations, Inc.	26,545	1,329,108
Tessera Technologies, Inc.	119,586	3,664,115

Total Semiconductors & Semiconductor Equipment		18,634,338

Software - 0.7%
American Software, Inc. Class A	96,412	1,010,398
Ebix, Inc.(a)	29,481	1,412,140
Epiq Systems, Inc.	88,031	1,285,253
Mentor Graphics Corp.	139,017	2,955,501
Monotype Imaging Holdings, Inc.	59,452	1,464,303
Pegasystems, Inc.	31,654	853,075
QAD, Inc. Class A	18,944	365,051

Total Software		9,345,721

Specialty Retail - 4.2%
Aaron’s, Inc.	30,821	674,672
Abercrombie & Fitch Co. Class A	192,897	3,435,496
Barnes & Noble, Inc.	472,939	5,367,858
Big 5 Sporting Goods Corp.	91,973	852,590
Buckle, Inc. (The)(a)	131,679	3,422,337
Caleres, Inc.(a)	40,522	981,038
Cato Corp. (The) Class A	77,880	2,937,634
Chico’s FAS, Inc.	351,854	3,768,356
Children’s Place, Inc. (The)(a)	21,263	1,704,867
Citi Trends, Inc.	17,476	271,402
DSW, Inc. Class A	254,450	5,389,251
Finish Line, Inc. (The) Class A	92,654	1,870,684
GNC Holdings, Inc. Class A	180,188	4,376,767
Group 1 Automotive, Inc.	25,034	1,235,678
Guess?, Inc.	368,178	5,541,079
Haverty Furniture Cos., Inc.	33,626	606,277
Monro Muffler Brake, Inc.(a)	25,931	1,648,174
Outerwall, Inc.(a)	47,262	1,985,004
Pier 1 Imports, Inc.	382,889	1,968,049
Rent-A-Center, Inc.	309,959	3,806,297
Shoe Carnival, Inc.	21,699	543,777
Sonic Automotive, Inc. Class A	23,201	396,969
Stage Stores, Inc.(a)	225,222	1,099,083
Stein Mart, Inc.	181,586	1,401,844
Tailored Brands, Inc.	220,770	2,794,948
Winmark Corp.	1,130	112,627

Total Specialty Retail		58,192,758

Technology Hardware, Storage & Peripherals - 1.1%
Diebold, Inc.	221,151	5,491,179
Lexmark International, Inc. Class A(a)	259,341	9,790,123

Total Technology Hardware, Storage & Peripherals		15,281,302

Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	11,200	309,456
Movado Group, Inc.(a)	26,079	565,393
Oxford Industries, Inc.	25,490	1,443,244
Superior Uniform Group, Inc.	25,214	481,335
Wolverine World Wide, Inc.	132,451	2,691,404

Total Textiles, Apparel & Luxury Goods		5,490,832

Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp.	35,117	538,344
Bank Mutual Corp.	41,341	317,499
BankFinancial Corp.	10,031	120,272
Capitol Federal Financial, Inc.	128,541	1,793,147
Clifton Bancorp, Inc.	14,939	225,131
Dime Community Bancshares, Inc.	42,469	722,398
EverBank Financial Corp.	64,147	953,224
Federal Agricultural Mortgage Corp. Class C	5,668	197,360
First Defiance Financial Corp.	6,797	264,063
Fox Chase Bancorp, Inc.	10,740	218,451
Hingham Institution for Savings	677	83,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2016

Investments	Shares	Value
Home Bancorp, Inc.	2,952	$81,091
Meridian Bancorp, Inc.	15,565	230,051
Meta Financial Group, Inc.	3,159	160,983
Northfield Bancorp, Inc.	28,666	425,117
Northwest Bancshares, Inc.	149,203	2,212,680
OceanFirst Financial Corp.	26,278	477,471
Oritani Financial Corp.	67,280	1,075,807
Provident Financial Holdings, Inc.(a)	7,329	134,121
Provident Financial Services, Inc.	78,884	1,549,282
Prudential Bancorp, Inc.(a)	2,213	31,203
Riverview Bancorp, Inc.(a)	10,182	48,161
SI Financial Group, Inc.	4,936	65,353
Territorial Bancorp, Inc.	7,991	211,522
TrustCo Bank Corp.	146,925	941,789
United Community Financial Corp.	27,442	166,847
United Financial Bancorp, Inc.	62,673	813,495
Washington Federal, Inc.	71,479	1,734,080
Waterstone Financial, Inc.	14,300	219,219
Westfield Financial, Inc.(a)	9,381	72,234
WSFS Financial Corp.	8,146	262,220

Total Thrifts & Mortgage Finance		16,345,832

Tobacco - 0.3%
Universal Corp.	84,516	4,879,954

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	100,382	4,531,244
GATX Corp.(a)	147,345	6,478,760
H&E Equipment Services, Inc.	225,309	4,287,630
Houston Wire & Cable Co.	66,475	348,994
Kaman Corp.	45,199	1,921,861
TAL International Group, Inc.	346,769	4,650,172

Total Trading Companies & Distributors		22,218,661

Water Utilities - 1.2%
American States Water Co.	77,102	3,378,610
Artesian Resources Corp. Class A	27,093	918,994
California Water Service Group	134,696	4,704,931
Connecticut Water Service, Inc.	31,538	1,772,436
Middlesex Water Co.	49,539	2,149,002
SJW Corp.	54,107	2,130,734
York Water Co. (The)	32,705	1,047,868

Total Water Utilities		16,102,575

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	49,378	1,928,705
Spok Holdings, Inc.	58,385	1,118,948

Total Wireless Telecommunication Services		3,047,653

TOTAL COMMON STOCKS (Cost: $1,256,049,511)		1,371,307,830

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $2,559,407)	31,873	2,852,633

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.6%

United States - 8.6%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $117,754,093)(d)	117,754,093	117,754,093

TOTAL INVESTMENTS IN SECURITIES - 108.3% (Cost: $1,376,363,011)		1,491,914,556
Liabilities in Excess of Cash and Other Assets - (8.3)%		(113,926,848)

NET ASSETS - 100.0%		$1,377,987,708

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $116,389,169 and the total market value of the collateral held by the Fund was $119,574,330. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,820,237.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.7%

Puerto Rico - 1.1%

Banks - 0.9%
First BanCorp*	847,874	$3,366,060

IT Services - 0.2%
EVERTEC, Inc.	39,507	613,939

Total Puerto Rico		3,979,999

United States - 98.6%

Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings, Inc.*	19,718	360,445
American Science & Engineering, Inc.	881	32,958
Astronics Corp.*	19,554	650,366
Cubic Corp.	7,262	291,642
DigitalGlobe, Inc.*	12,988	277,813
Engility Holdings, Inc.*	1,994	42,113
HEICO Corp.	25,520	1,704,991
KLX, Inc.*	7,418	229,958
Mercury Systems, Inc.*	7,968	198,085
National Presto Industries, Inc.(a)	4,615	435,425
Sparton Corp.*	7,815	170,133
Taser International, Inc.*	11,832	294,380
Vectrus, Inc.*	13,442	382,963

Total Aerospace & Defense		5,071,272

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.*	33,753	437,439
Atlas Air Worldwide Holdings, Inc.*	22,767	943,009
Echo Global Logistics, Inc.*	5,653	126,740
Forward Air Corp.	11,236	500,339
Hub Group, Inc. Class A*	18,806	721,586
Park-Ohio Holdings Corp.	12,003	339,445
Radiant Logistics, Inc.*	7,370	22,110

Total Air Freight & Logistics		3,090,668

Airlines - 0.8%
SkyWest, Inc.	25,484	674,307
Virgin America, Inc.*	43,617	2,451,711

Total Airlines		3,126,018

Auto Components - 1.5%
Cooper-Standard Holding, Inc.*	8,466	668,729
Dorman Products, Inc.*	19,474	1,113,913
Drew Industries, Inc.	12,162	1,031,824
Fox Factory Holding Corp.*	12,611	219,053
Metaldyne Performance Group, Inc.	66,825	918,844
Motorcar Parts of America, Inc.*	3,283	89,232
Shiloh Industries, Inc.*	20,854	152,026
Standard Motor Products, Inc.	13,688	544,508
Stoneridge, Inc.*	10,256	153,225
Strattec Security Corp.	2,473	100,824
Superior Industries International, Inc.	10,361	277,467
Tower International, Inc.	14,022	288,573

Total Auto Components		5,558,218

Automobiles - 0.1%
Winnebago Industries, Inc.	19,863	455,260

Banks - 10.1%
1st Source Corp.	15,722	509,236
Access National Corp.	6,319	123,284
American National Bankshares, Inc.	4,637	116,760
Ameris Bancorp	9,549	283,605
Arrow Financial Corp.	7,147	216,483
Banc of California, Inc.	23,164	419,268
BancFirst Corp.	9,715	586,009
Bar Harbor Bankshares	3,862	135,556
BBCN Bancorp, Inc.	46,353	691,587
Berkshire Hills Bancorp, Inc.	13,081	352,141
Blue Hills Bancorp, Inc.	3,998	59,010
Boston Private Financial Holdings, Inc.	40,030	471,553
Bridge Bancorp, Inc.	4,811	136,632
Brookline Bancorp, Inc.	35,176	387,991
Bryn Mawr Bank Corp.	8,722	254,682
C1 Financial, Inc.*	5,075	118,400
Camden National Corp.	4,779	200,718
Capital Bank Financial Corp. Class A	14,348	413,222
Capital City Bank Group, Inc.	4,724	65,758
Cardinal Financial Corp.	17,328	380,176
Centerstate Banks, Inc.	20,421	321,631
Central Pacific Financial Corp.	20,526	484,414
Chemical Financial Corp.	18,735	698,628
City Holding Co.	8,816	400,863
CNB Financial Corp.	11,607	206,605
CoBiz Financial, Inc.	18,598	217,597
Community Trust Bancorp, Inc.	10,848	375,992
ConnectOne Bancorp, Inc.	18,275	286,735
Customers Bancorp, Inc.*	16,597	417,083
Enterprise Financial Services Corp.	10,318	287,769
Farmers Capital Bank Corp.	4,674	127,834
FCB Financial Holdings, Inc. Class A*	8,443	287,062
Fidelity Southern Corp.	15,201	238,200
Financial Institutions, Inc.	8,333	217,241
First Bancorp	11,909	209,360
First Bancorp, Inc.	6,763	145,675
First Busey Corp.	14,368	307,332
First Business Financial Services, Inc.	5,770	135,422
First Commonwealth Financial Corp.	43,430	399,556
First Community Bancshares, Inc.	10,310	231,356
First Connecticut Bancorp, Inc.	6,496	107,574
First Financial Bancorp	33,050	642,822
First Financial Corp.	8,469	310,135
First Financial Northwest, Inc.	6,101	81,021
First Interstate BancSystem, Inc. Class A	25,109	705,563
First Merchants Corp.	20,163	502,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
First Midwest Bancorp, Inc.	36,440	$639,886
First NBC Bank Holding Co.*	15,145	254,285
Flushing Financial Corp.	16,807	334,123
Franklin Financial Network, Inc.*	4,100	128,576
German American Bancorp, Inc.	7,798	249,302
Great Southern Bancorp, Inc.	8,357	308,958
Great Western Bancorp, Inc.	31,146	982,345
Green Bancorp, Inc.*	10,805	94,220
Guaranty Bancorp	9,209	153,790
Hanmi Financial Corp.	17,649	414,575
Heartland Financial USA, Inc.	14,872	524,833
Heritage Commerce Corp.	10,706	112,734
Heritage Financial Corp.	16,150	283,917
HomeTrust Bancshares, Inc.*	3,614	66,859
Horizon Bancorp	6,289	158,105
Independent Bank Corp.	21,502	664,223
Independent Bank Group, Inc.	9,377	402,367
Lakeland Bancorp, Inc.	23,421	266,531
Lakeland Financial Corp.	8,037	377,819
LegacyTexas Financial Group, Inc.	19,876	534,863
MainSource Financial Group, Inc.	12,924	284,974
Mercantile Bank Corp.	9,361	223,353
MidSouth Bancorp, Inc.	10,228	102,689
MidWestOne Financial Group, Inc.	5,818	166,162
National Bank Holdings Corp. Class A	1,585	32,271
National Commerce Corp.*(a)	2,174	50,698
NBT Bancorp, Inc.	22,436	642,343
Northrim BanCorp, Inc.	6,138	161,368
OFG Bancorp	7,110	59,013
Old National Bancorp	127,092	1,592,463
Old Second Bancorp, Inc.	12,389	84,617
Opus Bank	11,177	377,783
Pacific Continental Corp.	9,439	148,287
Pacific Premier Bancorp, Inc.*	8,844	212,256
Park National Corp.	7,453	684,036
Park Sterling Corp.	18,374	130,272
Peapack Gladstone Financial Corp.	7,707	142,657
Penns Woods Bancorp, Inc.(a)	2,442	102,540
Peoples Bancorp, Inc.	6,694	145,862
Peoples Financial Services Corp.(a)	4,202	164,466
Preferred Bank	7,361	212,549
QCR Holdings, Inc.	4,889	132,932
Renasant Corp.	15,198	491,351
Republic Bancorp, Inc. Class A	11,107	306,886
S&T Bancorp, Inc.	17,570	429,586
Sandy Spring Bancorp, Inc.	13,391	389,142
Seacoast Banking Corp. of Florida*	7,712	125,243
ServisFirst Bancshares, Inc.(a)	10,732	530,053
Sierra Bancorp	7,513	125,392
Southside Bancshares, Inc.	10,174	314,585
Southwest Bancorp, Inc.	8,925	151,100
Stock Yards Bancorp, Inc.	12,438	351,125
Stonegate Bank	6,086	196,395
Suffolk Bancorp	5,411	169,418
Tompkins Financial Corp.	7,929	515,385
Towne Bank	23,187	501,999
Trico Bancshares	11,710	323,196
Tristate Capital Holdings, Inc.*	14,533	199,538
Triumph Bancorp, Inc.*	13,271	212,336
Trustmark Corp.	42,873	1,065,394
Union Bankshares Corp.	21,340	527,311
United Community Banks, Inc.	32,030	585,829
Univest Corp. of Pennsylvania	10,522	221,172
Veritex Holdings, Inc.*	3,876	62,094
Washington Trust Bancorp, Inc.	9,731	369,000
WesBanco, Inc.	20,788	645,467
West Bancorp, Inc.	8,886	165,191
Westamerica Bancorporation(a)	11,199	551,663
Wilshire Bancorp, Inc.	47,709	497,128
Yadkin Financial Corp.	23,136	580,482

Total Banks		37,677,568

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	3,276	483,112
Craft Brew Alliance, Inc.*	2,345	27,014
MGP Ingredients, Inc.	8,590	328,396

Total Beverages		838,522

Biotechnology - 1.8%
Acorda Therapeutics, Inc.*	712	18,160
AMAG Pharmaceuticals, Inc.*(a)	64,246	1,536,764
Array BioPharma, Inc.*	5,321	18,943
BioSpecifics Technologies Corp.*	2,036	81,318
Concert Pharmaceuticals, Inc.*	7,084	79,553
Emergent BioSolutions, Inc.*	16,678	468,985
Enanta Pharmaceuticals, Inc.*	22,870	504,283
NewLink Genetics Corp.*(a)	32,978	371,332
Osiris Therapeutics, Inc.*(a)	2,751	14,003
PDL BioPharma, Inc.	806,004	2,530,853
Repligen Corp.*	3,984	109,002
Retrophin, Inc.*(a)	45,201	805,030

Total Biotechnology		6,538,226

Building Products - 1.4%
AAON, Inc.	18,997	522,607
Advanced Drainage Systems, Inc.(a)	6,575	179,958
American Woodmark Corp.*	4,926	326,988
Apogee Enterprises, Inc.	12,058	558,888
Continental Building Products, Inc.*	9,707	215,787
Gibraltar Industries, Inc.*	7,651	241,542
Griffon Corp.	19,454	327,994
Insteel Industries, Inc.	10,023	286,558
NCI Building Systems, Inc.*	12,913	206,479
Patrick Industries, Inc.*	9,424	568,173
PGT, Inc.*	20,410	210,223
Ply Gem Holdings, Inc.*	9,589	139,712
Quanex Building Products Corp.	4,772	88,711
Trex Co., Inc.*	11,598	520,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Universal Forest Products, Inc.	9,749	$903,635

Total Building Products		5,298,237

Capital Markets - 2.3%
Artisan Partners Asset Management, Inc. Class A	16,192	448,195
Calamos Asset Management, Inc. Class A	6,980	51,024
Cohen & Steers, Inc.	20,891	844,832
Cowen Group, Inc. Class A*	315,687	934,434
Diamond Hill Investment Group, Inc.	1,583	298,269
GAMCO Investors, Inc. Class A	23,796	779,795
Greenhill & Co., Inc.	10,907	175,603
INTL FCStone, Inc.*	9,787	267,087
Investment Technology Group, Inc.	10,835	181,161
KCG Holdings, Inc. Class A*	194,484	2,586,637
Manning & Napier, Inc.(a)	18,919	179,730
Moelis & Co. Class A	9,591	215,797
Oppenheimer Holdings, Inc. Class A	4,144	64,066
Piper Jaffray Cos.*	11,673	440,072
Pzena Investment Management, Inc. Class A	8,305	63,201
Virtu Financial, Inc. Class A	32,172	579,096
Virtus Investment Partners, Inc.	3,914	278,599
Westwood Holdings Group, Inc.	4,580	237,244

Total Capital Markets		8,624,842

Chemicals - 1.9%
A. Schulman, Inc.	9,411	229,817
American Vanguard Corp.	4,168	62,978
Calgon Carbon Corp.	29,082	382,428
Chase Corp.	6,498	383,837
Chemours Co. (The)	132,496	1,091,767
Core Molding Technologies, Inc.*	10,917	149,017
Ferro Corp.*	34,744	464,875
Flotek Industries, Inc.*(a)	4,309	56,879
FutureFuel Corp.	35,190	382,867
Hawkins, Inc.	5,368	233,025
Innophos Holdings, Inc.	14,255	601,704
Innospec, Inc.	18,437	847,918
KMG Chemicals, Inc.	3,465	90,055
OMNOVA Solutions, Inc.*	7,765	56,296
Quaker Chemical Corp.	7,025	626,630
Rayonier Advanced Materials, Inc.	18,489	251,265
Stepan Co.	12,945	770,616
Trecora Resources*	15,381	160,424
Tredegar Corp.	23,363	376,612

Total Chemicals		7,219,010

Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	24,132	880,335
ACCO Brands Corp.*	130,494	1,348,003
ARC Document Solutions, Inc.*	188,087	731,659
Brady Corp. Class A	19,623	599,679
Brink’s Co. (The)	5,492	156,467
CECO Environmental Corp.	3,298	28,825
Ennis, Inc.	9,739	186,794
Essendant, Inc.	27,827	850,393
G&K Services, Inc. Class A	9,726	744,720
InnerWorkings, Inc.*	12,286	101,605
Interface, Inc.	33,892	516,853
Kimball International, Inc. Class B	14,769	168,071
Knoll, Inc.	32,180	781,331
McGrath RentCorp	16,907	517,185
Mobile Mini, Inc.	3,404	117,915
Multi-Color Corp.	8,108	514,047
SP Plus Corp.*	10,276	232,032
Team, Inc.*	13,787	342,331
Tetra Tech, Inc.	36,793	1,131,201
TRC Cos., Inc.*	20,648	130,495
U.S. Ecology, Inc.	9,037	415,250
UniFirst Corp.	12,276	1,420,579
Viad Corp.	6,663	206,553
VSE Corp.	3,723	248,696

Total Commercial Services & Supplies		12,371,019

Communications Equipment - 0.5%
ADTRAN, Inc.	10,139	189,092
Applied Optoelectronics, Inc.*(a)	5,189	57,857
Bel Fuse, Inc. Class B	10,962	194,904
Black Box Corp.	13,155	172,068
CalAmp Corp.*	8,740	129,439
Clearfield, Inc.*	4,609	82,455
Comtech Telecommunications Corp.	11,822	151,795
Digi International, Inc.*	4,647	49,862
EMCORE Corp.*	17,115	101,663
Finisar Corp.*	6,052	105,971
Ixia*	514	5,048
NETGEAR, Inc.*	9,186	436,703
TESSCO Technologies, Inc.	3,024	42,003

Total Communications Equipment		1,718,860

Construction & Engineering - 1.1%
Aegion Corp.*	11,666	227,604
Ameresco, Inc. Class A*	17,997	78,647
Argan, Inc.	11,529	480,990
Comfort Systems USA, Inc.	14,998	488,485
Granite Construction, Inc.	10,090	459,599
Great Lakes Dredge & Dock Corp.*	29,805	129,950
MasTec, Inc.*	17,737	395,890
MYR Group, Inc.*	17,880	430,550
Primoris Services Corp.	15,222	288,152
Tutor Perini Corp.*	52,478	1,235,857

Total Construction & Engineering		4,215,724

Construction Materials - 0.4%
Headwaters, Inc.*	77,304	1,386,834
Summit Materials, Inc. Class A*	2,714	55,528

Total Construction Materials		1,442,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Consumer Finance - 1.8%
Cash America International, Inc.	6,010	$256,146
Consumer Portfolio Services, Inc.*	56,523	213,092
Encore Capital Group, Inc.*(a)	34,137	803,243
Enova International, Inc.*	82,512	607,288
EZCORP, Inc. Class A*	10,112	76,447
First Cash Financial Services, Inc.	16,090	825,900
Green Dot Corp. Class A*	21,824	501,734
Nelnet, Inc. Class A	67,849	2,357,753
Regional Management Corp.*	11,124	163,078
World Acceptance Corp.*(a)	22,754	1,037,582

Total Consumer Finance		6,842,263

Containers & Packaging - 0.4%
AEP Industries, Inc.	2,198	176,851
Greif, Inc. Class A	28,194	1,050,790
Myers Industries, Inc.	9,564	137,722

Total Containers & Packaging		1,365,363

Distributors - 0.1%
Weyco Group, Inc.	7,411	205,878

Diversified Consumer Services - 1.1%
American Public Education, Inc.*	16,568	465,561
Apollo Education Group, Inc.*	73,747	672,572
Capella Education Co.	8,414	442,913
Carriage Services, Inc.	8,716	206,395
Collectors Universe, Inc.	4,915	97,071
DeVry Education Group, Inc.	51,277	914,781
K12, Inc.*	5,751	71,830
Liberty Tax, Inc.	5,243	69,837
LifeLock, Inc.*(a)	24,148	381,780
Strayer Education, Inc.*	6,952	341,552
Universal Technical Institute, Inc.	5,458	12,335
Weight Watchers International, Inc.*(a)	19,879	231,193

Total Diversified Consumer Services		3,907,820

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	24,397	154,189
Marlin Business Services Corp.	8,865	144,499
NewStar Financial, Inc.*	14,280	120,238

Total Diversified Financial Services		418,926

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	4,553	354,269
Cincinnati Bell, Inc.*	103,304	472,099
Hawaiian Telcom Holdco, Inc.*	1,521	32,230
IDT Corp. Class B	32,475	460,820
Inteliquent, Inc.	21,997	437,521
Iridium Communications, Inc.*(a)	110,773	983,664
Lumos Networks Corp.*	9,371	113,389
Vonage Holdings Corp.*	48,118	293,520

Total Diversified Telecommunication Services		3,147,512

Electric Utilities - 1.0%
El Paso Electric Co.	23,156	1,094,584
Empire District Electric Co. (The)	25,323	860,222
MGE Energy, Inc.	16,558	935,776
Otter Tail Corp.	23,475	786,178

Total Electric Utilities		3,676,760

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	7,744	180,126
AZZ, Inc.	12,902	773,862
Babcock & Wilcox Enterprises, Inc.*	14,332	210,537
Encore Wire Corp.	10,861	404,898
LSI Industries, Inc.	6,458	71,490
Powell Industries, Inc.	2,243	88,240
Thermon Group Holdings, Inc.*	22,854	439,025
Vicor Corp.*	6,632	66,784

Total Electrical Equipment		2,234,962

Electronic Equipment, Instruments & Components - 3.6%
Badger Meter, Inc.	4,658	340,174
Benchmark Electronics, Inc.*	38,427	812,731
Coherent, Inc.*	12,017	1,102,920
Control4 Corp.*(a)	4,428	36,132
CTS Corp.	14,582	261,309
Daktronics, Inc.	18,101	113,131
DTS, Inc.*	1,299	34,359
Electro Rent Corp.	12,589	193,997
ePlus, Inc.*	4,733	387,112
FARO Technologies, Inc.*	5,563	188,196
Fitbit, Inc. Class A*(a)	52,700	643,994
II-VI, Inc.*	36,179	678,718
Insight Enterprises, Inc.*	30,189	784,914
InvenSense, Inc.*	9,081	55,667
Kimball Electronics, Inc.*	23,550	293,198
Mesa Laboratories, Inc.	827	101,721
Methode Electronics, Inc.	33,835	1,158,172
MTS Systems Corp.	7,854	344,319
Multi-Fineline Electronix, Inc.*	18,440	427,808
Park Electrochemical Corp.	10,376	150,763
PC Connection, Inc.	20,279	482,640
Plexus Corp.*	27,145	1,172,664
QLogic Corp.*	31,126	458,797
Rofin-Sinar Technologies, Inc.*	16,146	515,703
Rogers Corp.*	9,325	569,758
ScanSource, Inc.*	18,054	669,984
Vishay Intertechnology, Inc.	98,933	1,225,780

Total Electronic Equipment, Instruments & Components		13,204,661

Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc.(a)	338,890	4,242,903
Bristow Group, Inc.	4,867	55,532
Era Group, Inc.*	15,416	144,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Fairmount Santrol Holdings, Inc.*(a)	158,393	$1,221,210
Forum Energy Technologies, Inc.*	74,331	1,286,670
Helix Energy Solutions Group, Inc.*	70,051	473,545
Hornbeck Offshore Services, Inc.*(a)	70,990	592,057
Matrix Service Co.*	10,193	168,083
Natural Gas Services Group, Inc.*	5,345	122,400
Newpark Resources, Inc.*	33,107	191,689
Oil States International, Inc.*	30,047	987,945
PHI, Inc. Non-Voting Shares*	16,387	293,000
SEACOR Holdings, Inc.*	1,454	84,259
U.S. Silica Holdings, Inc.(a)	30,819	1,062,331

Total Energy Equipment & Services		10,926,534

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	19,013	675,722
Chefs’ Warehouse, Inc. (The)*	8,426	134,816
Ingles Markets, Inc. Class A	12,973	483,893
Natural Grocers by Vitamin Cottage, Inc.*	8,084	105,496
Smart & Final Stores, Inc.*	21,228	316,085
SpartanNash Co.	25,490	779,484
Village Super Market, Inc. Class A	11,796	340,787
Weis Markets, Inc.	10,517	531,634

Total Food & Staples Retailing		3,367,917

Food Products - 1.5%
Alico, Inc.	4,768	144,232
Calavo Growers, Inc.	5,539	371,113
John B. Sanfilippo & Son, Inc.	5,844	249,130
Landec Corp.*	10,779	115,982
Lifeway Foods, Inc.*	556	5,377
Limoneira Co.(a)	1,934	34,077
Omega Protein Corp.*	13,784	275,542
Sanderson Farms, Inc.(a)	37,124	3,216,423
Seneca Foods Corp. Class A*	6,938	251,225
Tootsie Roll Industries, Inc.(a)	21,155	815,102

Total Food Products		5,478,203

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	7,140	472,525
Northwest Natural Gas Co.	12,108	784,840
South Jersey Industries, Inc.	45,993	1,454,299

Total Gas Utilities		2,711,664

Health Care Equipment & Supplies - 1.2%
Abaxis, Inc.	4,851	229,113
Analogic Corp.	4,245	337,223
Anika Therapeutics, Inc.*	7,441	399,210
Atrion Corp.	754	322,606
CONMED Corp.	8,177	390,288
CryoLife, Inc.	1,336	15,778
Cynosure, Inc. Class A*	8,028	390,522
Exactech, Inc.*	9,441	252,452
Haemonetics Corp.*	7,529	218,266
Halyard Health, Inc.*	10,167	330,631
Inogen, Inc.*	2,384	119,462
LeMaitre Vascular, Inc.	4,462	63,673
Meridian Bioscience, Inc.	18,221	355,309
Merit Medical Systems, Inc.*	14,329	284,144
Natus Medical, Inc.*	8,255	312,039
OraSure Technologies, Inc.*	2,343	13,847
Quidel Corp.*	530	9,466
RTI Surgical, Inc.*	21,310	76,503
SurModics, Inc.*	7,450	174,926
Vascular Solutions, Inc.*	3,876	161,474
Zeltiq Aesthetics, Inc.*(a)	851	23,258

Total Health Care Equipment & Supplies		4,480,190

Health Care Providers & Services - 2.5%
AAC Holdings, Inc.*(a)	5,797	132,288
Aceto Corp.	14,935	326,927
Addus HomeCare Corp.*	4,815	83,925
Adeptus Health, Inc. Class A*(a)	2,266	117,062
Air Methods Corp.*	26,203	938,853
Almost Family, Inc.*	5,703	243,005
AMN Healthcare Services, Inc.*	24,047	961,159
BioTelemetry, Inc.*	2,365	38,549
Corvel Corp.*	7,273	314,048
Ensign Group, Inc. (The)	22,490	472,515
ExamWorks Group, Inc.*	1,867	65,065
Landauer, Inc.	4,946	203,577
LHC Group, Inc.*	6,731	291,318
Magellan Health, Inc.*	7,600	499,852
National HealthCare Corp.	6,858	443,987
PharMerica Corp.*	9,093	224,233
Providence Service Corp. (The)*	2,010	90,209
RadNet, Inc.*	18,337	97,920
Select Medical Holdings Corp.*	100,435	1,091,728
Surgical Care Affiliates, Inc.*	37,400	1,782,858
Triple-S Management Corp. Class B*	27,359	668,380
U.S. Physical Therapy, Inc.	4,327	260,529

Total Health Care Providers & Services		9,347,987

Health Care Technology - 1.6%
Computer Programs & Systems, Inc.	4,671	186,466
Evolent Health, Inc. Class A*(a)	217,953	4,184,698
HealthStream, Inc.*	4,157	110,244
HMS Holdings Corp.*	10,864	191,315
Inovalon Holdings, Inc. Class A*(a)	32,430	584,064
Omnicell, Inc.*	10,091	345,415
Quality Systems, Inc.	21,644	257,780

Total Health Care Technology		5,859,982

Hotels, Restaurants & Leisure - 3.0%
Biglari Holdings, Inc.*	799	322,269
BJ’s Restaurants, Inc.*	9,851	431,769
Bob Evans Farms, Inc.	8,807	334,226
Bojangles’, Inc.*(a)	17,092	289,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Bravo Brio Restaurant Group, Inc.*	11,853	$97,076
Chuy’s Holdings, Inc.*	4,722	163,428
ClubCorp Holdings, Inc.	16,233	211,029
Dave & Buster’s Entertainment, Inc.*	10,735	502,291
Del Frisco’s Restaurant Group, Inc.*	10,141	145,219
DineEquity, Inc.	6,703	568,280
El Pollo Loco Holdings, Inc.*(a)	18,735	243,555
Fiesta Restaurant Group, Inc.*	10,835	236,311
Fogo De Chao, Inc.*(a)	15,137	197,689
Habit Restaurants, Inc. (The) Class A*(a)	941	15,414
Hyatt Hotels Corp. Class A*(a)	56,410	2,771,987
International Speedway Corp. Class A	13,879	464,253
Interval Leisure Group, Inc.	48,784	775,666
Isle of Capri Casinos, Inc.*	11,405	208,940
Jamba, Inc.*(a)	7,402	76,167
Krispy Kreme Doughnuts, Inc.*	22,139	464,033
Marcus Corp. (The)	14,471	305,338
Monarch Casino & Resort, Inc.*	8,758	192,413
Nathan’s Famous, Inc.*	2,073	92,248
Papa Murphy’s Holdings, Inc.*(a)	4,413	29,280
Popeyes Louisiana Kitchen, Inc.*	7,389	403,735
Potbelly Corp.*	4,275	53,609
RCI Hospitality Holdings, Inc.	15,288	155,785
Red Robin Gourmet Burgers, Inc.*	6,512	308,864
Ruth’s Hospitality Group, Inc.	18,600	296,670
SeaWorld Entertainment, Inc.(a)	19,566	280,381
Sonic Corp.	21,453	580,304
Wingstop, Inc.*(a)	2,877	78,398

Total Hotels, Restaurants & Leisure		11,296,336

Household Durables - 2.5%
Bassett Furniture Industries, Inc.	5,449	130,449
Cavco Industries, Inc.*	3,181	298,060
Century Communities, Inc.*	19,381	336,066
CSS Industries, Inc.	6,371	170,806
Ethan Allen Interiors, Inc.	14,500	479,080
Flexsteel Industries, Inc.	5,082	201,349
Hooker Furniture Corp.	5,984	128,596
Installed Building Products, Inc.*	9,689	351,614
iRobot Corp.*	10,063	353,010
La-Z-Boy, Inc.	29,669	825,392
LGI Homes, Inc.*(a)	18,028	575,814
Libbey, Inc.	24,702	392,515
Lifetime Brands, Inc.	8,300	121,097
M/I Homes, Inc.*	21,318	401,418
MDC Holdings, Inc.	23,299	567,098
Meritage Homes Corp.*	37,468	1,406,549
New Home Co., Inc. (The)*	12,666	120,834
Skullcandy, Inc.*	16,802	103,164
Taylor Morrison Home Corp. Class A*	34,173	507,127
TopBuild Corp.*	8,648	313,058
Universal Electronics, Inc.*	6,350	458,978
WCI Communities, Inc.*	17,172	290,207
William Lyon Homes Class A*	32,378	521,933
ZAGG, Inc.*	21,462	112,675

Total Household Durables		9,166,889

Household Products - 0.3%
Central Garden and Pet Co. Class A*	19,364	420,392
Orchids Paper Products Co.	4,286	152,453
WD-40 Co.	4,602	540,505

Total Household Products		1,113,350

Independent Power & Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	17,923	279,420
Vivint Solar, Inc.*(a)	21,222	65,151

Total Independent Power & Renewable Electricity Producers		344,571

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	13,777	260,936

Insurance - 3.3%
AMERISAFE, Inc.	11,419	699,071
Baldwin & Lyons, Inc. Class B	9,755	240,558
EMC Insurance Group, Inc.	17,489	484,795
Employers Holdings, Inc.	30,293	879,103
FBL Financial Group, Inc. Class A	14,178	860,179
Federated National Holding Co.	11,468	218,351
Fidelity & Guaranty Life(a)	38,398	890,066
Hallmark Financial Services, Inc.*	13,212	153,127
HCI Group, Inc.	16,101	439,235
Heritage Insurance Holdings, Inc.	36,570	437,743
Horace Mann Educators Corp.	25,060	846,777
Infinity Property & Casualty Corp.	6,305	508,561
MBIA, Inc.*	177,813	1,214,463
National Interstate Corp.	7,613	230,293
National Western Life Group, Inc. Class A	2,963	578,585
Navigators Group, Inc. (The)	7,496	689,407
State Auto Financial Corp.	35,142	769,961
State National Cos., Inc.	32,598	343,257
Stewart Information Services Corp.	6,601	273,348
United Fire Group, Inc.	20,700	878,301
Universal Insurance Holdings, Inc.	37,165	690,526

Total Insurance		12,325,707

Internet & Catalog Retail - 0.3%
1-800-Flowers.com, Inc. Class A*	9,997	90,173
Blue Nile, Inc.	3,020	82,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
FTD Cos., Inc.*	2,646	$66,044
Nutrisystem, Inc.	12,943	328,234
Overstock.com, Inc.*	7,176	115,605
PetMed Express, Inc.(a)	12,239	229,604

Total Internet & Catalog Retail		912,348

Internet Software & Services - 0.8%
Alarm.com Holdings, Inc.*(a)	7,999	205,014
Angie’s List, Inc.*	11,840	77,079
Bankrate, Inc.*	21,047	157,432
DHI Group, Inc.*	26,894	167,550
Envestnet, Inc.*	3,631	120,949
Everyday Health, Inc.*	3,414	26,902
NIC, Inc.	21,083	462,561
Reis, Inc.	3,238	80,626
RetailMeNot, Inc.*	16,896	130,268
SciQuest, Inc.*	1,017	17,960
Shutterstock, Inc.*(a)	6,442	295,044
SPS Commerce, Inc.*	441	26,725
Stamps.com, Inc.*	3,469	303,260
TechTarget, Inc.*	8,544	69,206
Travelzoo, Inc.*	12,607	101,108
United Online, Inc.*	8,260	90,860
Web.com Group, Inc.*	1,846	33,560
WebMD Health Corp.*(a)	11,808	686,163
XO Group, Inc.*	2,589	45,126

Total Internet Software & Services		3,097,393

IT Services - 1.8%
Cardtronics, Inc.*	16,566	659,492
Cass Information Systems, Inc.	4,543	234,873
Ciber, Inc.*	23,722	35,583
Computer Task Group, Inc.	8,051	40,014
CSG Systems International, Inc.	15,196	612,551
Datalink Corp.*	8,088	60,660
ExlService Holdings, Inc.*	9,924	520,117
Forrester Research, Inc.	4,751	175,122
Hackett Group, Inc. (The)	7,066	98,005
Lionbridge Technologies, Inc.*	24,379	96,297
ManTech International Corp. Class A	16,746	633,334
NeuStar, Inc. Class A*(a)	77,222	1,815,489
Perficient, Inc.*	13,095	265,959
Sykes Enterprises, Inc.*	22,263	644,737
TeleTech Holdings, Inc.	24,481	664,170
Virtusa Corp.*	10,039	289,926

Total IT Services		6,846,329

Leisure Products - 0.6%
Callaway Golf Co.	3,800	38,798
Escalade, Inc.	10,346	105,943
JAKKS Pacific, Inc.*(a)	46,476	367,625
Johnson Outdoors, Inc. Class A	3,811	97,943
Malibu Boats, Inc. Class A*	11,128	134,426
Nautilus, Inc.*	15,555	277,501
Smith & Wesson Holding Corp.*	20,387	554,119
Sturm Ruger & Co., Inc.	8,143	521,233

Total Leisure Products		2,097,588

Life Sciences Tools & Services - 0.3%
Cambrex Corp.*	13,771	712,374
Luminex Corp.*	20,721	419,186
Sequenom, Inc.*(a)	100,856	92,152

Total Life Sciences Tools & Services		1,223,712

Machinery - 6.3%
Accuride Corp.*	12,524	15,530
Actuant Corp. Class A	47,983	1,084,896
Alamo Group, Inc.	8,087	533,499
Albany International Corp. Class A	8,119	324,192
Altra Industrial Motion Corp.	14,880	401,462
American Railcar Industries, Inc.(a)	24,846	980,672
Astec Industries, Inc.	9,491	532,920
Briggs & Stratton Corp.	24,348	515,691
Chart Industries, Inc.*	27,102	653,971
CIRCOR International, Inc.	3,982	226,934
Columbus McKinnon Corp.	8,866	125,454
Commercial Vehicle Group, Inc.*	47,416	246,563
Douglas Dynamics, Inc.	18,776	483,106
EnPro Industries, Inc.	5,273	234,068
ESCO Technologies, Inc.	11,256	449,565
Federal Signal Corp.	47,705	614,440
Franklin Electric Co., Inc.	20,703	684,234
FreightCar America, Inc.	12,205	171,480
Global Brass & Copper Holdings, Inc.	14,091	384,543
Gorman-Rupp Co. (The)	10,111	277,143
Graham Corp.	7,305	134,558
Greenbrier Cos., Inc. (The)(a)	66,507	1,937,349
Hurco Cos., Inc.	6,420	178,669
Hyster-Yale Materials Handling, Inc.	16,183	962,727
John Bean Technologies Corp.	10,827	662,829
Joy Global, Inc.	201,701	4,263,959
Kadant, Inc.	8,030	413,625
L.B. Foster Co. Class A	20,014	217,952
Lindsay Corp.(a)	3,944	267,640
Lydall, Inc.*	10,905	420,497
Meritor, Inc.*	99,030	713,016
Miller Industries, Inc.	8,734	179,833
Mueller Water Products, Inc. Class A	35,736	408,105
NN, Inc.	11,931	166,915
RBC Bearings, Inc.*	8,769	635,752
Standex International Corp.	7,182	593,449
Sun Hydraulics Corp.	12,361	366,998
Tennant Co.	6,295	339,112
TriMas Corp.*	19,075	343,350
Twin Disc, Inc.	3,551	38,138
Wabash National Corp.*	80,122	1,017,549
Xerium Technologies, Inc.*	11,913	76,005

Total Machinery		23,278,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Media - 1.3%
AMC Entertainment Holdings, Inc. Class A	39,532	$1,091,479
Entercom Communications Corp. Class A	23,274	315,828
Entravision Communications Corp. Class A	33,518	225,241
Gray Television, Inc.*	37,981	412,094
Hemisphere Media Group, Inc.*(a)	9,259	109,256
MSG Networks, Inc. Class A*	93,192	1,429,565
National CineMedia, Inc.	11,258	174,274
New Media Investment Group, Inc.	12,157	219,677
Scholastic Corp.	4,459	176,621
Townsquare Media, Inc. Class A*	12,231	96,503
tronc, Inc.	20,448	282,182
World Wrestling Entertainment, Inc. Class A(a)	14,923	274,732

Total Media		4,807,452

Metals & Mining - 1.0%
Ampco-Pittsburgh Corp.	1,129	12,769
Century Aluminum Co.*	42,953	271,892
Commercial Metals Co.	96,095	1,624,006
Gold Resource Corp.	34,925	125,381
Haynes International, Inc.	9,595	307,808
Materion Corp.	12,903	319,478
Ryerson Holding Corp.*	53,800	941,500

Total Metals & Mining		3,602,834

Multi-Utilities - 0.1%
Unitil Corp.	7,706	328,815

Multiline Retail - 0.0%
Tuesday Morning Corp.*	18,080	126,922

Oil, Gas & Consumable Fuels - 3.6%
Alon USA Energy, Inc.	71,554	463,670
EP Energy Corp. Class A*(a)	1,631,955	8,453,527
Evolution Petroleum Corp.	9,711	53,119
Green Plains, Inc.	23,885	471,012
Jones Energy, Inc. Class A*	72,846	300,126
Oasis Petroleum, Inc.*	150,286	1,403,671
Panhandle Oil and Gas, Inc. Class A	12,498	208,342
Par Pacific Holdings, Inc.*	32,473	498,136
Renewable Energy Group, Inc.*	15,300	135,099
REX American Resources Corp.*	11,298	675,959
Ring Energy, Inc.*	1,632	14,394
SemGroup Corp. Class A	14,102	459,161
Synergy Resources Corp.*	17,492	116,497

Total Oil, Gas & Consumable Fuels		13,252,713

Paper & Forest Products - 0.8%
Boise Cascade Co.*	24,922	571,960
Clearwater Paper Corp.*	3,739	244,419
Deltic Timber Corp.	740	49,676
Neenah Paper, Inc.	11,641	842,459
PH Glatfelter Co.	27,785	543,475
Schweitzer-Mauduit International, Inc.	21,544	760,072

Total Paper & Forest Products		3,012,061

Personal Products - 0.6%
Inter Parfums, Inc.	12,953	370,067
Medifast, Inc.	6,916	230,095
Nutraceutical International Corp.*	6,239	144,433
Revlon, Inc. Class A*	10,517	338,437
Synutra International, Inc.*	59,658	227,297
USANA Health Sciences, Inc.*	7,241	806,865

Total Personal Products		2,117,194

Pharmaceuticals - 0.9%
ANI Pharmaceuticals, Inc.*(a)	7,849	438,131
Aoxing Pharmaceutical Co., Inc.*	51,136	33,239
Depomed, Inc.*(a)	27,920	547,791
Lannett Co., Inc.*(a)	38,109	906,613
Phibro Animal Health Corp. Class A	19,255	359,298
Sagent Pharmaceuticals, Inc.*	17,719	265,431
Sciclone Pharmaceuticals, Inc.*	23,720	309,783
Sucampo Pharmaceuticals, Inc. Class A*	20,892	229,185
Supernus Pharmaceuticals, Inc.*	8,968	182,678
Teligent, Inc.*(a)	22,665	161,828

Total Pharmaceuticals		3,433,977

Professional Services - 1.9%
Barrett Business Services, Inc.	5,017	207,303
CBIZ, Inc.*	31,829	331,340
CRA International, Inc.*	7,123	179,642
Exponent, Inc.	8,503	496,660
Franklin Covey Co.*	6,846	104,949
FTI Consulting, Inc.*	16,303	663,206
GP Strategies Corp.*	7,910	171,568
Heidrick & Struggles International, Inc.	6,177	104,268
Hill International, Inc.*	13,671	55,641
Huron Consulting Group, Inc.*	9,976	602,750
ICF International, Inc.*	10,908	446,137
Insperity, Inc.	8,331	643,403
Kelly Services, Inc. Class A	23,564	447,009
Kforce, Inc.	16,745	282,823
Mistras Group, Inc.*	9,683	231,133
Navigant Consulting, Inc.*	30,539	493,205
Resources Connection, Inc.	17,577	259,788
RPX Corp.*	32,860	301,326
TriNet Group, Inc.*	13,004	270,353
TrueBlue, Inc.*	27,038	511,559
WageWorks, Inc.*	4,640	277,519

Total Professional Services		7,081,582

Real Estate Investment Trusts (REITs) - 2.5%
Agree Realty Corp.	8,755	422,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Armada Hoffler Properties, Inc.	15,509	$213,094
Ashford Hospitality Trust, Inc.	332,606	1,786,094
CareTrust REIT, Inc.	4,138	57,022
Cedar Realty Trust, Inc.	4,445	33,026
Chatham Lodging Trust	9,176	201,689
Chesapeake Lodging Trust	16,554	384,881
CorEnergy Infrastructure Trust, Inc.(a)	3,179	91,714
Easterly Government Properties, Inc.	2,455	48,437
Franklin Street Properties Corp.	20,727	254,320
Getty Realty Corp.	8,093	173,595
Gladstone Commercial Corp.	1,251	21,129
Hersha Hospitality Trust	8,710	149,377
Independence Realty Trust, Inc.	28,051	229,457
Investors Real Estate Trust	21,152	136,854
LTC Properties, Inc.	14,493	749,723
Monmouth Real Estate Investment Corp. Class A	10,044	133,183
Monogram Residential Trust, Inc.	64,606	659,627
National Storage Affiliates Trust	3,977	82,801
One Liberty Properties, Inc.	9,701	231,369
Physicians Realty Trust	3,707	77,884
Potlatch Corp.	13,233	451,245
Ramco-Gershenson Properties Trust	15,017	294,483
Rexford Industrial Realty, Inc.	609	12,844
Rouse Properties, Inc.	17,305	315,816
Sabra Health Care REIT, Inc.	27,757	572,766
Saul Centers, Inc.	4,284	264,366
Summit Hotel Properties, Inc.	19,350	256,194
Terreno Realty Corp.	4,644	120,140
Universal Health Realty Income Trust	5,927	338,906
Urstadt Biddle Properties, Inc. Class A	15,629	387,287
Whitestone REIT	3,427	51,679

Total Real Estate Investment Trusts (REITs)		9,203,343

Real Estate Management & Development - 0.3%
Consolidated-Tomoka Land Co.(a)	576	27,343
HFF, Inc. Class A	19,786	571,420
Marcus & Millichap, Inc.*	17,371	441,397
RE/MAX Holdings, Inc. Class A	3,281	132,093
Tejon Ranch Co.*	1,582	37,398

Total Real Estate Management & Development		1,209,651

Road & Rail - 1.7%
ArcBest Corp.	26,227	426,189
Celadon Group, Inc.	27,078	221,227
Covenant Transportation Group, Inc. Class A*	22,889	413,604
Heartland Express, Inc.(a)	35,948	625,136
Marten Transport Ltd.	22,016	435,917
PAM Transportation Services, Inc.*	4,838	76,876
Roadrunner Transportation Systems, Inc.*	49,492	369,210
Saia, Inc.*	26,984	678,378
Swift Transportation Co.*(a)	139,664	2,152,222
Universal Logistics Holdings, Inc.	31,552	407,021
USA Truck, Inc.*	5,929	103,817
YRC Worldwide, Inc.*	24,420	214,896

Total Road & Rail		6,124,493

Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology, Inc.*	254,224	1,461,788
Axcelis Technologies, Inc.*	56,636	152,351
Brooks Automation, Inc.	13,457	150,988
Cabot Microelectronics Corp.	13,277	562,148
Ceva, Inc.*	931	25,295
Cohu, Inc.	5,316	57,679
Diodes, Inc.*	19,818	372,380
DSP Group, Inc.*	4,404	46,726
IXYS Corp.	18,515	189,779
NeoPhotonics Corp.*	4,860	46,316
PDF Solutions, Inc.*	13,750	192,363
Photronics, Inc.*	24,509	218,375
Power Integrations, Inc.	8,513	426,246
Rambus, Inc.*	176,745	2,135,080
Rudolph Technologies, Inc.*	11,327	175,908
Semtech Corp.*	891	21,259
Tessera Technologies, Inc.	41,057	1,257,986
Ultra Clean Holdings, Inc.*	18,445	104,952
Xcerra Corp.*	51,159	294,164

Total Semiconductors & Semiconductor Equipment		7,891,783

Software - 1.0%
American Software, Inc. Class A	9,151	95,902
Ebix, Inc.(a)	22,562	1,080,720
Gigamon, Inc.*	2,444	91,381
MicroStrategy, Inc. Class A*	5,189	908,179
Monotype Imaging Holdings, Inc.	11,825	291,250
Progress Software Corp.*	7,223	198,344
QAD, Inc. Class A	6,266	120,746
Qualys, Inc.*	10,311	307,371
Silver Spring Networks, Inc.*	12,937	157,184
TiVo, Inc.*	36,536	361,706
Zedge, Inc. Class B*	10,825	49,687
Zix Corp.*	10,733	40,249

Total Software		3,702,719

Specialty Retail - 5.0%
America’s Car-Mart, Inc.*(a)	10,126	285,958
Big 5 Sporting Goods Corp.	17,737	164,422
Boot Barn Holdings, Inc.*(a)	8,139	70,158
Buckle, Inc. (The)(a)	49,913	1,297,239
Build-A-Bear Workshop, Inc.*	15,473	207,648
Caleres, Inc.	25,729	622,899
Cato Corp. (The) Class A	15,956	601,860
Chico’s FAS, Inc.	76,836	822,914
Children’s Place, Inc. (The)	10,932	876,528
Citi Trends, Inc.	7,103	110,310
Conn’s, Inc.*(a)	17,219	129,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Container Store Group, Inc. (The)*	20,260	$108,391
Express, Inc.*	53,284	773,151
Finish Line, Inc. (The) Class A	50,374	1,017,051
Five Below, Inc.*	16,383	760,335
Francesca’s Holdings Corp.*	18,650	206,083
Genesco, Inc.*	18,415	1,184,269
Guess?, Inc.	49,373	743,064
Haverty Furniture Cos., Inc.	8,360	150,731
Hibbett Sports, Inc.*(a)	23,346	812,207
Kirkland’s, Inc.*	12,473	183,104
MarineMax, Inc.*	26,818	455,101
Outerwall, Inc.(a)	38,736	1,626,912
Party City Holdco, Inc.*	2,217	30,838
Pier 1 Imports, Inc.	106,059	545,143
Rent-A-Center, Inc.	47,032	577,553
Select Comfort Corp.*	39,196	838,010
Shoe Carnival, Inc.	12,223	306,308
Sonic Automotive, Inc. Class A	35,728	611,306
Sportsman’s Warehouse Holdings, Inc.*	16,565	133,514
Stage Stores, Inc.	37,303	182,039
Stein Mart, Inc.	40,232	310,591
Tailored Brands, Inc.	36,993	468,331
Tile Shop Holdings, Inc.*	8,275	164,507
Vitamin Shoppe, Inc.*	18,264	558,330
West Marine, Inc.*	6,231	52,278
Winmark Corp.	2,489	248,079
Zumiez, Inc.*	30,750	440,032

Total Specialty Retail		18,676,681

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc.*	2,668	15,501
Cray, Inc.*	26,118	781,451
Immersion Corp.*	2,518	18,482
Super Micro Computer, Inc.*	42,301	1,051,180

Total Technology Hardware, Storage & Peripherals		1,866,614

Textiles, Apparel & Luxury Goods - 1.5%
Cherokee, Inc.*	5,657	62,849
Culp, Inc.	6,401	176,860
Deckers Outdoor Corp.*	29,393	1,690,685
Iconix Brand Group, Inc.*(a)	98,501	665,867
Movado Group, Inc.	18,301	396,766
Oxford Industries, Inc.	9,625	544,967
Superior Uniform Group, Inc.	7,620	145,466
Tumi Holdings, Inc.*	36,124	965,956
Unifi, Inc.*	14,857	404,556
Vera Bradley, Inc.*	17,324	245,481
Vince Holding Corp.*(a)	55,717	305,329

Total Textiles, Apparel & Luxury Goods		5,604,782

Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	43,496	666,794
Bank Mutual Corp.	15,293	117,450
BankFinancial Corp.	27,539	330,193
Beneficial Bancorp, Inc.*	14,253	181,298
BofI Holding, Inc.*(a)	39,767	704,274
Clifton Bancorp, Inc.	5,219	78,650
Dime Community Bancshares, Inc.	22,245	378,387
Federal Agricultural Mortgage Corp. Class C	10,286	358,159
First Defiance Financial Corp.	5,578	216,705
Flagstar Bancorp, Inc.*	37,991	927,360
Fox Chase Bancorp, Inc.	4,235	86,140
Hingham Institution for Savings	1,217	149,594
HomeStreet, Inc.*	12,195	242,924
Impac Mortgage Holdings, Inc.*(a)	31,984	501,509
Kearny Financial Corp.	4,009	50,433
LendingTree, Inc.*(a)	1,895	167,385
Meridian Bancorp, Inc.	14,128	208,812
Meta Financial Group, Inc.	3,396	173,060
Northfield Bancorp, Inc.	10,176	150,910
Northwest Bancshares, Inc.	38,128	565,438
OceanFirst Financial Corp.	13,798	250,710
Oritani Financial Corp.	26,135	417,899
PennyMac Financial Services, Inc. Class A*	23,169	289,381
Provident Financial Services, Inc.	35,398	695,217
Territorial Bancorp, Inc.	4,447	117,712
TrustCo Bank Corp.	58,986	378,100
United Community Financial Corp.	22,590	137,347
United Financial Bancorp, Inc.	26,419	342,919
Walker & Dunlop, Inc.*	22,665	516,309
Waterstone Financial, Inc.	9,791	150,096
WSFS Financial Corp.	13,783	443,675

Total Thrifts & Mortgage Finance		9,994,840

Tobacco - 0.3%
Universal Corp.	18,853	1,088,572

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	27,960	1,262,114
BMC Stock Holdings, Inc.*	8,966	159,774
CAI International, Inc.*	61,241	459,308
DXP Enterprises, Inc.*	7,392	110,363
H&E Equipment Services, Inc.	30,438	579,235
Houston Wire & Cable Co.	15,707	82,462
Kaman Corp.	16,393	697,030
Lawson Products, Inc.*	557	11,062
MRC Global, Inc.*	68,011	966,436
Rush Enterprises, Inc. Class A*	39,481	850,816
TAL International Group, Inc.	66,414	890,612
Veritiv Corp.*	685	25,742

Total Trading Companies & Distributors		6,094,954

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc.*	68,838	923,806

Water Utilities - 0.8%
American States Water Co.	15,696	687,799
Artesian Resources Corp. Class A	4,783	162,239
California Water Service Group	25,891	904,373
Connecticut Water Service, Inc.	6,737	378,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2016

Investments	Shares	Value
Middlesex Water Co.	7,637	$331,293
SJW Corp.	10,584	416,798
York Water Co. (The)	5,734	183,717

Total Water Utilities		3,064,838

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	17,324	676,675
Spok Holdings, Inc.	10,834	207,634

Total Wireless Telecommunication Services		884,309

Total United States		366,480,912

TOTAL COMMON STOCKS (Cost: $362,083,905)		370,460,911

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $448,357)	5,182	473,117

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.8%

United States - 11.8%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $43,616,837)(d)	43,616,837	43,616,837

TOTAL INVESTMENTS IN SECURITIES - 111.6% (Cost: $406,149,099)		414,550,865
Liabilities in Excess of Cash and Other Assets - (11.6)%		(43,092,803)

NET ASSETS - 100.0%		$371,458,062

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $42,414,472 and the total market value of the collateral held by the Fund was $43,841,689. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $224,852.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.6%
American Science & Engineering, Inc.	378	$14,141
B/E Aerospace, Inc.	2,057	94,982
Boeing Co. (The)	18,055	2,344,803
General Dynamics Corp.	6,819	949,478
Honeywell International, Inc.	19,947	2,320,235
Huntington Ingalls Industries, Inc.	924	155,260
L-3 Communications Holdings, Inc.	2,044	299,834
Lockheed Martin Corp.	9,887	2,453,657
Northrop Grumman Corp.	3,430	762,420
Orbital ATK, Inc.	967	82,330
Raytheon Co.	6,890	936,695
Rockwell Collins, Inc.	2,247	191,310
United Technologies Corp.	25,935	2,659,634

Total Aerospace & Defense		13,264,779

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,815	283,264
Expeditors International of Washington, Inc.	3,851	188,853
FedEx Corp.	2,091	317,372
United Parcel Service, Inc. Class B	22,184	2,389,660

Total Air Freight & Logistics		3,179,149

Airlines - 0.2%
Alaska Air Group, Inc.	1,476	86,036
American Airlines Group, Inc.	6,519	184,553
Delta Air Lines, Inc.	9,483	345,466
Southwest Airlines Co.	4,982	195,344

Total Airlines		811,399

Auto Components - 0.3%
BorgWarner, Inc.	3,584	105,800
Gentex Corp.	7,854	121,344
Goodyear Tire & Rubber Co. (The)	3,597	92,299
Johnson Controls, Inc.	19,851	878,605
Lear Corp.	911	92,703
Spartan Motors, Inc.	6,522	40,828
Unique Fabricating, Inc.(a)	1,814	24,290

Total Auto Components		1,355,869

Automobiles - 0.9%
Ford Motor Co.	182,231	2,290,644
General Motors Co.	68,513	1,938,918
Harley-Davidson, Inc.	5,365	243,034
Thor Industries, Inc.	1,867	120,870

Total Automobiles		4,593,466

Banks - 5.4%
American National Bankshares, Inc.	957	24,097
Arrow Financial Corp.	1,648	49,918
Associated Banc-Corp.	5,728	98,235
Banc of California, Inc.	3,477	62,934
Bank of America Corp.	132,198	1,754,267
Bank of Hawaii Corp.	2,014	138,563
Bank of the Ozarks, Inc.	1,790	67,161
BankUnited, Inc.	3,684	113,173
Bar Harbor Bankshares	714	25,061
BB&T Corp.	25,774	917,812
BCB Bancorp, Inc.	2,218	22,712
BOK Financial Corp.(a)	2,448	153,490
Cathay General Bancorp	3,171	89,422
CIT Group, Inc.	2,629	83,891
Citigroup, Inc.	13,026	552,172
Citizens Financial Group, Inc.	9,390	187,612
CNB Financial Corp.	1,365	24,297
Comerica, Inc.	4,267	175,502
Commerce Bancshares, Inc.	3,958	189,588
Community Bank System, Inc.	1,398	57,444
Cullen/Frost Bankers, Inc.	2,170	138,294
CVB Financial Corp.	4,848	79,459
East West Bancorp, Inc.	3,522	120,382
Enterprise Bancorp, Inc.	1,021	24,494
Fifth Third Bancorp	23,676	416,461
Financial Institutions, Inc.	1,071	27,921
First Business Financial Services, Inc.	938	22,015
First Community Bancshares, Inc.	1,248	28,005
First Connecticut Bancorp, Inc.	1,400	23,184
First Financial Corp.	2,365	86,606
First Horizon National Corp.	6,307	86,910
First Niagara Financial Group, Inc.	12,500	121,750
First Republic Bank	2,108	147,539
FirstMerit Corp.	8,452	171,322
FNB Corp.	10,120	126,905
Fulton Financial Corp.	7,398	99,873
Glacier Bancorp, Inc.	3,367	89,495
Hancock Holding Co.	4,891	127,704
Heritage Commerce Corp.	2,227	23,450
Horizon Bancorp	892	22,425
Huntington Bancshares, Inc.	24,507	219,093
Iberiabank Corp.	1,456	86,967
Independent Bank Corp.	1,547	22,447
Investors Bancorp, Inc.	6,964	77,161
JPMorgan Chase & Co.	107,715	6,693,410
KeyCorp	21,148	233,685
M&T Bank Corp.	4,453	526,478
Macatawa Bank Corp.(a)	3,892	28,879
MB Financial, Inc.	2,598	94,255
MidSouth Bancorp, Inc.	2,327	23,363
MidWestOne Financial Group, Inc.	1,631	46,581
Old National Bancorp	7,524	94,276
Pacific Continental Corp.	1,568	24,633
PacWest Bancorp	5,684	226,110
Park National Corp.	1,097	100,683
Park Sterling Corp.	3,175	22,511
Peapack Gladstone Financial Corp.	1,094	20,250
Penns Woods Bancorp, Inc.(a)	1,069	44,887
People’s United Financial, Inc.	14,859	217,833
Peoples Bancorp, Inc.	1,259	27,434
PNC Financial Services Group, Inc. (The)	12,119	986,365
Prosperity Bancshares, Inc.	2,249	114,677
QCR Holdings, Inc.	1,019	27,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Regions Financial Corp.	34,126	$290,412
Shore Bancshares, Inc.	2,165	25,439
Sierra Bancorp	1,284	21,430
Stonegate Bank	1,511	48,760
Suffolk Bancorp	829	25,956
SunTrust Banks, Inc.	12,350	507,338
Synovus Financial Corp.	2,752	79,781
TCF Financial Corp.	4,662	58,974
Trustmark Corp.	4,340	107,849
U.S. Bancorp	45,070	1,817,673
UMB Financial Corp.	1,580	84,072
Umpqua Holdings Corp.	10,628	164,415
United Bankshares, Inc.	3,531	132,448
Univest Corp. of Pennsylvania	2,881	60,559
Valley National Bancorp	15,592	142,199
Webster Financial Corp.	3,072	104,294
Wells Fargo & Co.	152,998	7,241,395
West Bancorp, Inc.	1,187	22,066
Zions Bancorp	3,154	79,260

Total Banks		27,745,550

Beverages - 2.5%
Brown-Forman Corp. Class A	1,392	150,378
Brown-Forman Corp. Class B	1,824	181,962
Coca-Cola Co. (The)	144,483	6,549,414
Constellation Brands, Inc. Class A	1,580	261,332
Dr. Pepper Snapple Group, Inc.	4,248	410,484
Molson Coors Brewing Co. Class B	3,025	305,918
PepsiCo, Inc.	44,373	4,700,876

Total Beverages		12,560,364

Biotechnology - 1.8%
AbbVie, Inc.	73,609	4,557,133
Amgen, Inc.	16,509	2,511,844
Gilead Sciences, Inc.	26,468	2,207,961
PDL BioPharma, Inc.	21,828	68,540

Total Biotechnology		9,345,478

Building Products - 0.1%
A.O. Smith Corp.	1,264	111,371
Fortune Brands Home & Security, Inc.	2,373	137,563
Lennox International, Inc.	663	94,544
Masco Corp.	5,006	154,885
Owens Corning	2,348	120,969

Total Building Products		619,332

Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,683	420,768
Arlington Asset Investment Corp. Class A(a)	3,624	47,148
Artisan Partners Asset Management, Inc. Class A	2,502	69,255
Bank of New York Mellon Corp. (The)	19,992	776,689
BGC Partners, Inc. Class A	17,953	156,371
BlackRock, Inc.	4,726	1,618,797
Calamos Asset Management, Inc. Class A	2,596	18,977
Charles Schwab Corp. (The)	10,696	270,716
Cohen & Steers, Inc.	2,379	96,207
Eaton Vance Corp.	4,332	153,093
Evercore Partners, Inc. Class A	1,602	70,792
FBR & Co.	1,160	17,319
Federated Investors, Inc. Class B	4,715	135,698
Franklin Resources, Inc.	10,580	353,055
Goldman Sachs Group, Inc. (The)	6,586	978,548
Greenhill & Co., Inc.	2,920	47,012
Houlihan Lokey, Inc.	1,020	22,817
Janus Capital Group, Inc.	7,516	104,623
Legg Mason, Inc.	2,471	72,870
LPL Financial Holdings, Inc.	2,718	61,237
Manning & Napier, Inc.(a)	2,871	27,275
Morgan Stanley	39,194	1,018,260
Northern Trust Corp.	5,298	351,045
NorthStar Asset Management Group, Inc.	7,285	74,380
Oppenheimer Holdings, Inc. Class A	1,451	22,432
Raymond James Financial, Inc.	2,329	114,820
SEI Investments Co.	2,518	121,141
Silvercrest Asset Management Group, Inc. Class A	1,952	23,892
State Street Corp.	8,860	477,731
T. Rowe Price Group, Inc.	7,684	560,701
TD Ameritrade Holding Corp.	11,502	327,519
Virtu Financial, Inc. Class A	1,997	35,946
Waddell & Reed Financial, Inc. Class A	4,602	79,246

Total Capital Markets		8,726,380

Chemicals - 2.1%
A. Schulman, Inc.	1,676	40,928
Air Products & Chemicals, Inc.	5,618	797,981
Albemarle Corp.	2,821	223,734
Ashland, Inc.	1,008	115,688
Axiall Corp.	3,255	106,146
Cabot Corp.	2,189	99,950
Celanese Corp. Series A	3,116	203,942
CF Industries Holdings, Inc.	7,364	177,472
Chemours Co. (The)	4,067	33,512
Dow Chemical Co. (The)	42,471	2,111,233
E.I. du Pont de Nemours & Co.	19,989	1,295,287
Eastman Chemical Co.	3,739	253,878
Ecolab, Inc.	3,779	448,189
FMC Corp.	2,356	109,106
FutureFuel Corp.	3,580	38,950
Huntsman Corp.	12,319	165,691
Innophos Holdings, Inc.	2,135	90,118
International Flavors & Fragrances, Inc.	1,895	238,903
KMG Chemicals, Inc.	956	24,846
Kronos Worldwide, Inc.	12,147	63,772
Monsanto Co.	10,956	1,132,960
Mosaic Co. (The)	12,917	338,167
NewMarket Corp.	231	95,722
Olin Corp.	6,910	171,644
PPG Industries, Inc.	4,239	441,492
Praxair, Inc.	8,189	920,362
Rayonier Advanced Materials, Inc.	2,533	34,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
RPM International, Inc.	3,443	$171,978
Scotts Miracle-Gro Co. (The) Class A	2,221	155,270
Sensient Technologies Corp.	1,286	91,357
Sherwin-Williams Co. (The)	1,047	307,473
Valhi, Inc.(a)	10,076	15,819
Valspar Corp. (The)	1,356	146,489
Westlake Chemical Corp.	1,974	84,724

Total Chemicals		10,747,207

Commercial Services & Supplies - 0.7%
Brady Corp. Class A	2,554	78,050
CECO Environmental Corp.	3,287	28,728
Cintas Corp.	1,791	175,751
Covanta Holding Corp.	11,357	186,823
Deluxe Corp.	1,513	100,418
Ennis, Inc.	1,992	38,206
Healthcare Services Group, Inc.	2,657	109,947
HNI Corp.	2,326	108,136
KAR Auction Services, Inc.	5,150	214,961
McGrath RentCorp	2,365	72,345
Mobile Mini, Inc.	1,430	49,535
MSA Safety, Inc.	1,711	89,879
Pitney Bowes, Inc.	8,565	152,457
Quad/Graphics, Inc.	5,003	116,520
R.R. Donnelley & Sons Co.	17,074	288,892
Republic Services, Inc.	10,659	546,913
Rollins, Inc.	4,443	130,047
Waste Management, Inc.	14,459	958,198
West Corp.	4,477	88,018

Total Commercial Services & Supplies		3,533,824

Communications Equipment - 1.2%
Black Box Corp.	2,384	31,183
Brocade Communications Systems, Inc.	9,100	83,538
Cisco Systems, Inc.	174,658	5,010,938
Comtech Telecommunications Corp.	1,531	19,658
Harris Corp.	3,281	273,767
Juniper Networks, Inc.	5,821	130,914
Motorola Solutions, Inc.	4,468	294,754
TESSCO Technologies, Inc.	1,177	16,348

Total Communications Equipment		5,861,100

Construction & Engineering - 0.1%
Fluor Corp.	3,369	166,024
KBR, Inc.	4,461	59,064

Total Construction & Engineering		225,088

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	888	170,496
United States Lime & Minerals, Inc.	423	24,953
Vulcan Materials Co.	789	94,964

Total Construction Materials		290,413

Consumer Finance - 0.5%
American Express Co.	17,545	1,066,034
Capital One Financial Corp.	11,893	755,324
Discover Financial Services	9,291	497,905
Navient Corp.	19,829	236,957
Nelnet, Inc. Class A	1,324	46,009

Total Consumer Finance		2,602,229

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,550	122,651
Avery Dennison Corp.	2,335	174,541
Ball Corp.	1,362	98,459
Bemis Co., Inc.	3,323	171,101
Graphic Packaging Holding Co.	5,467	68,556
Greif, Inc. Class A	1,234	45,991
Greif, Inc. Class B(a)	1,890	103,478
International Paper Co.	20,556	871,163
Packaging Corp. of America	3,475	232,582
Sealed Air Corp.	3,305	151,931
Sonoco Products Co.	4,154	206,288
WestRock Co.	8,969	348,625

Total Containers & Packaging		2,595,366

Distributors - 0.1%
Genuine Parts Co.	4,571	462,814
Pool Corp.	602	56,606
Weyco Group, Inc.	870	24,168

Total Distributors		543,588

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.	1,229	24,273
DeVry Education Group, Inc.(a)	1,012	18,054
H&R Block, Inc.	8,090	186,070
Liberty Tax, Inc.	1,098	14,625
Service Corp. International	4,240	114,650

Total Diversified Consumer Services		357,672

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	1,583	105,459
CME Group, Inc.	7,936	772,966
FactSet Research Systems, Inc.	676	109,120
Intercontinental Exchange, Inc.	1,533	392,387
Leucadia National Corp.	5,325	92,282
Marlin Business Services Corp.	1,435	23,391
Moody’s Corp.	3,084	289,002
MSCI, Inc.	1,534	118,302
Nasdaq, Inc.	3,481	225,116
S&P Global, Inc.	4,118	441,697

Total Diversified Financial Services		2,569,722

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	371,232	16,040,935
CenturyLink, Inc.	51,021	1,480,119
Cogent Communications Holdings, Inc.	2,952	118,257
Consolidated Communications Holdings, Inc.	5,689	154,968
Frontier Communications Corp.	112,648	556,481
Verizon Communications, Inc.	218,364	12,193,446
Windstream Holdings, Inc.(a)	13,518	125,312

Total Diversified Telecommunication Services		30,669,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Electric Utilities - 3.9%
ALLETE, Inc.	3,025	$195,506
Alliant Energy Corp.	9,490	376,753
American Electric Power Co., Inc.	21,667	1,518,640
Duke Energy Corp.	35,131	3,013,888
Edison International	9,716	754,642
El Paso Electric Co.	2,544	120,255
Empire District Electric Co. (The)	3,381	114,853
Entergy Corp.	9,627	783,156
Eversource Energy	11,102	665,010
Exelon Corp.	46,583	1,693,758
FirstEnergy Corp.	19,532	681,862
Great Plains Energy, Inc.	6,385	194,104
Hawaiian Electric Industries, Inc.	4,918	161,261
IDACORP, Inc.	2,176	177,018
ITC Holdings Corp.	3,570	167,147
NextEra Energy, Inc.	15,403	2,008,551
OGE Energy Corp.	9,560	313,090
Otter Tail Corp.	3,677	123,143
PG&E Corp.	18,393	1,175,680
Pinnacle West Capital Corp.	4,711	381,874
PNM Resources, Inc.	3,842	136,160
Portland General Electric Co.	3,260	143,831
PPL Corp.	32,976	1,244,844
Southern Co. (The)	46,855	2,512,834
Westar Energy, Inc.	5,286	296,492
Xcel Energy, Inc.	19,942	893,003

Total Electric Utilities		19,847,355

Electrical Equipment - 0.5%
AMETEK, Inc.	2,216	102,446
Emerson Electric Co.	28,820	1,503,251
General Cable Corp.	4,219	53,623
Hubbell, Inc.	1,829	192,905
Rockwell Automation, Inc.	3,943	452,735

Total Electrical Equipment		2,304,960

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	3,550	203,522
Avnet, Inc.	2,372	96,090
AVX Corp.	9,477	128,698
CDW Corp.	1,736	69,579
Corning, Inc.	32,190	659,251
Electro Rent Corp.	2,513	38,725
Electro Scientific Industries, Inc.*	4,486	26,198
FEI Co.	939	100,360
FLIR Systems, Inc.	3,093	95,728
Ingram Micro, Inc. Class A	2,030	70,603
Jabil Circuit, Inc.	4,140	76,466
National Instruments Corp.	4,372	119,793
Park Electrochemical Corp.	1,465	21,287

Total Electronic Equipment, Instruments & Components		1,706,300

Energy Equipment & Services - 0.5%
Archrock, Inc.	5,172	48,720
Baker Hughes, Inc.	7,035	317,490
Bristow Group, Inc.	2,008	22,911
Gulf Island Fabrication, Inc.	2,587	17,954
Halliburton Co.	17,827	807,385
Helmerich & Payne, Inc.(a)	6,023	404,324
National Oilwell Varco, Inc.	21,696	730,070
Oceaneering International, Inc.	2,877	85,907
Patterson-UTI Energy, Inc.	5,156	109,926
U.S. Silica Holdings, Inc.(a)	1,317	45,397

Total Energy Equipment & Services		2,590,084

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	4,646	729,608
CVS Health Corp.	17,629	1,687,800
Kroger Co. (The)	10,839	398,767
SpartanNash Co.	1,244	38,041
Sysco Corp.	17,976	912,102
Village Super Market, Inc. Class A	913	26,377
Wal-Mart Stores, Inc.	113,413	8,281,417
Walgreens Boots Alliance, Inc.	20,666	1,720,858
Whole Foods Market, Inc.	6,098	195,258

Total Food & Staples Retailing		13,990,228

Food Products - 2.4%
Archer-Daniels-Midland Co.	20,936	897,945
B&G Foods, Inc.	3,453	166,435
Cal-Maine Foods, Inc.(a)	4,394	194,742
Campbell Soup Co.	7,849	522,194
ConAgra Foods, Inc.	11,623	555,696
Flowers Foods, Inc.	6,993	131,119
General Mills, Inc.	18,952	1,351,657
Hershey Co. (The)	4,447	504,690
Hormel Foods Corp.	8,532	312,271
Ingredion, Inc.	1,791	231,773
J.M. Smucker Co. (The)	2,802	427,053
Kellogg Co.	10,648	869,409
Kraft Heinz Co. (The)	42,622	3,771,194
Lancaster Colony Corp.	795	101,450
McCormick & Co., Inc. Non-Voting Shares	2,813	300,063
Mead Johnson Nutrition Co.	4,288	389,136
Mondelez International, Inc. Class A	26,754	1,217,574
Pinnacle Foods, Inc.	3,737	172,986
Snyder’s-Lance, Inc.	2,547	86,318
Tyson Foods, Inc. Class A	3,561	237,839

Total Food Products		12,441,544

Gas Utilities - 0.4%
AGL Resources, Inc.	4,048	267,047
Atmos Energy Corp.	3,326	270,470
National Fuel Gas Co.	3,626	206,247
New Jersey Resources Corp.	2,848	109,790
Northwest Natural Gas Co.	2,037	132,038
ONE Gas, Inc.	1,697	113,003
Piedmont Natural Gas Co., Inc.	2,128	127,935
Questar Corp.	7,994	202,808
South Jersey Industries, Inc.	3,954	125,026
Southwest Gas Corp.	1,810	142,465
Spire, Inc.	2,219	157,194
UGI Corp.	4,868	220,277
WGL Holdings, Inc.	2,191	155,101

Total Gas Utilities		2,229,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	34,095	$1,340,274
Baxter International, Inc.	7,555	341,637
Becton, Dickinson and Co.	3,746	635,284
C.R. Bard, Inc.	416	97,827
CryoLife, Inc.	2,268	26,785
Hill-Rom Holdings, Inc.	899	45,355
LeMaitre Vascular, Inc.	1,481	21,134
Meridian Bioscience, Inc.	3,967	77,356
ResMed, Inc.	3,542	223,961
St. Jude Medical, Inc.	6,035	470,730
Stryker Corp.	5,869	703,282
Teleflex, Inc.	706	125,181
Zimmer Biomet Holdings, Inc.	1,839	221,379

Total Health Care Equipment & Supplies		4,330,185

Health Care Providers & Services - 1.1%
Aetna, Inc.	3,575	436,615
AmerisourceBergen Corp.	2,912	230,980
Anthem, Inc.	5,201	683,099
Cardinal Health, Inc.	6,342	494,739
HealthSouth Corp.	3,020	117,236
Humana, Inc.	1,098	197,508
Kindred Healthcare, Inc.	4,141	46,752
Landauer, Inc.	1,195	49,186
McKesson Corp.	1,574	293,787
National HealthCare Corp.	1,040	67,330
Owens & Minor, Inc.	2,688	100,478
Patterson Cos., Inc.	2,775	132,895
Quest Diagnostics, Inc.	3,607	293,646
UnitedHealth Group, Inc.	17,445	2,463,234

Total Health Care Providers & Services		5,607,485

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	629	25,110

Hotels, Restaurants & Leisure - 2.2%
Aramark	3,519	117,605
Bob Evans Farms, Inc.	1,194	45,312
Brinker International, Inc.	2,413	109,864
Cracker Barrel Old Country Store, Inc.(a)	968	165,983
Darden Restaurants, Inc.	5,281	334,499
DineEquity, Inc.	1,096	92,919
Domino’s Pizza, Inc.	775	101,819
Dunkin’ Brands Group, Inc.	2,525	110,140
Hilton Worldwide Holdings, Inc.	13,794	310,779
Interval Leisure Group, Inc.	3,892	61,883
Las Vegas Sands Corp.	53,442	2,324,193
Marriott International, Inc. Class A	4,199	279,066
McDonald’s Corp.	29,985	3,608,395
Peak Resorts, Inc.	3,331	15,189
SeaWorld Entertainment, Inc.(a)	5,565	79,746
Six Flags Entertainment Corp.	4,463	258,631
Starbucks Corp.	21,223	1,212,258
Starwood Hotels & Resorts Worldwide, Inc.	4,507	333,293
Texas Roadhouse, Inc.	2,152	98,131
Vail Resorts, Inc.	957	132,286
Wendy’s Co. (The)	7,375	70,948
Wyndham Worldwide Corp.	2,914	207,564
Wynn Resorts Ltd.(a)	3,596	325,941
Yum! Brands, Inc.	11,920	988,406

Total Hotels, Restaurants & Leisure		11,384,850

Household Durables - 0.3%
D.R. Horton, Inc.	4,957	156,047
Harman International Industries, Inc.	1,239	88,985
Hooker Furniture Corp.	931	20,007
Leggett & Platt, Inc.	4,863	248,548
Lifetime Brands, Inc.	1,797	26,218
MDC Holdings, Inc.	3,313	80,639
Newell Brands, Inc.	5,076	246,541
PulteGroup, Inc.	7,564	147,422
Tupperware Brands Corp.	2,850	160,398
Whirlpool Corp.	2,078	346,278

Total Household Durables		1,521,083

Household Products - 2.5%
Church & Dwight Co., Inc.	2,334	240,145
Clorox Co. (The)	3,349	463,468
Colgate-Palmolive Co.	22,083	1,616,476
Energizer Holdings, Inc.	1,799	92,630
Kimberly-Clark Corp.	11,318	1,555,999
Oil-Dri Corp. of America	660	22,790
Procter & Gamble Co. (The)	98,818	8,366,920
Spectrum Brands Holdings, Inc.	968	115,492

Total Household Products		12,473,920

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	30,443	379,929
NRG Energy, Inc.	19,090	286,159
NRG Yield, Inc. Class C	6,649	103,658
Pattern Energy Group, Inc.	5,854	134,466
TerraForm Global, Inc. Class A*(a)	12,487	40,708

Total Independent Power & Renewable Electricity Producers		944,920

Industrial Conglomerates - 2.6%
3M Co.	17,241	3,019,244
Carlisle Cos., Inc.	1,056	111,598
Danaher Corp.	4,378	442,178
General Electric Co.	305,625	9,621,075
Roper Technologies, Inc.	568	96,878

Total Industrial Conglomerates		13,290,973

Insurance - 2.4%
Aflac, Inc.	13,081	943,925
Allstate Corp. (The)	8,059	563,727
American Financial Group, Inc.	1,682	124,350
American International Group, Inc.	24,886	1,316,221
American National Insurance Co.	1,342	151,847
AmTrust Financial Services, Inc.	4,045	99,103
Arthur J. Gallagher & Co.	5,992	285,219
Assurant, Inc.	1,712	147,763
Baldwin & Lyons, Inc. Class B	1,477	36,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Brown & Brown, Inc.	2,665	$99,858
Cincinnati Financial Corp.	5,440	407,402
CNA Financial Corp.	7,712	242,311
CNO Financial Group, Inc.	4,232	73,891
Crawford & Co. Class B	4,060	34,469
Donegal Group, Inc. Class A	2,231	36,789
Erie Indemnity Co. Class A	1,493	148,315
First American Financial Corp.	3,424	137,713
FNF Group	3,729	139,838
Hanover Insurance Group, Inc. (The)	1,379	116,691
Hartford Financial Services Group, Inc. (The)	8,608	382,023
Kemper Corp.	2,483	76,923
Lincoln National Corp.	5,670	219,826
Loews Corp.	2,950	121,216
Marsh & McLennan Cos., Inc.	12,644	865,608
Mercury General Corp.	3,299	175,375
MetLife, Inc.	37,728	1,502,706
Old Republic International Corp.	11,508	221,989
Principal Financial Group, Inc.	10,777	443,042
ProAssurance Corp.	1,905	102,013
Progressive Corp. (The)	13,267	444,444
Prudential Financial, Inc.	16,435	1,172,473
Reinsurance Group of America, Inc.	1,485	144,030
State Auto Financial Corp.	2,765	60,581
Torchmark Corp.	1,404	86,795
Travelers Cos., Inc. (The)	7,250	863,040
Universal Insurance Holdings, Inc.(a)	1,827	33,946
Unum Group	6,013	191,153
W.R. Berkley Corp.	1,412	84,607

Total Insurance		12,297,645

Internet & Catalog Retail - 0.1%
Expedia, Inc.	1,213	128,942
HSN, Inc.	1,747	85,481
Nutrisystem, Inc.	1,778	45,090
PetMed Express, Inc.(a)	1,396	26,189

Total Internet & Catalog Retail		285,702

Internet Software & Services - 0.0%
j2 Global, Inc.	1,365	86,227
Marchex, Inc. Class B*	5,606	17,827
Reis, Inc.	987	24,576

Total Internet Software & Services		128,630

IT Services - 2.3%
Automatic Data Processing, Inc.	12,500	1,148,375
Booz Allen Hamilton Holding Corp.	3,138	93,010
Broadridge Financial Solutions, Inc.	3,041	198,273
Computer Sciences Corp.	2,780	138,027
Computer Task Group, Inc.	3,572	17,753
Fidelity National Information Services, Inc.	5,144	379,010
International Business Machines Corp.	40,011	6,072,870
Jack Henry & Associates, Inc.	1,587	138,498
Leidos Holdings, Inc.	1,863	89,182
MasterCard, Inc. Class A	8,222	724,029
Paychex, Inc.	12,408	738,276
Sabre Corp.	3,937	105,472
Science Applications International Corp.	1,481	86,416
Total System Services, Inc.	1,626	86,357
Visa, Inc. Class A	15,564	1,154,382
Western Union Co. (The)	17,855	342,459
Xerox Corp.	30,307	287,613

Total IT Services		11,800,002

Leisure Products - 0.2%
Brunswick Corp.	1,164	52,752
Escalade, Inc.	1,925	19,712
Hasbro, Inc.	3,829	321,598
Johnson Outdoors, Inc. Class A	1,035	26,600
Mattel, Inc.	20,874	653,147
Polaris Industries, Inc.	1,528	124,929

Total Leisure Products		1,198,738

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,044	179,392
Bio-Techne Corp.	1,044	117,732
Thermo Fisher Scientific, Inc.	1,994	294,633

Total Life Sciences Tools & Services		591,757

Machinery - 1.8%
AGCO Corp.	1,526	71,920
Allison Transmission Holdings, Inc.	5,231	147,671
American Railcar Industries, Inc.(a)	655	25,853
Briggs & Stratton Corp.	3,468	73,452
Caterpillar, Inc.	29,378	2,227,146
Crane Co.	2,323	131,761
Cummins, Inc.	8,358	939,774
Deere & Co.	11,164	904,731
Donaldson Co., Inc.	3,909	134,313
Dover Corp.	4,543	314,921
Flowserve Corp.	2,521	113,874
Graco, Inc.	1,556	122,908
Graham Corp.	1,388	25,567
Greenbrier Cos., Inc. (The)(a)	883	25,722
Hardinge, Inc.	2,420	24,345
Hillenbrand, Inc.	3,076	92,403
Hurco Cos., Inc.	907	25,242
IDEX Corp.	1,666	136,779
Illinois Tool Works, Inc.	9,609	1,000,873
Joy Global, Inc.	7,374	155,886
Kennametal, Inc.	3,205	70,863
Lincoln Electric Holdings, Inc.	2,221	131,217
Miller Industries, Inc.	1,125	23,164
Nordson Corp.	1,449	121,151
Oshkosh Corp.	1,880	89,695
PACCAR, Inc.	7,561	392,189
Parker-Hannifin Corp.	4,035	435,982
Snap-on, Inc.	1,089	171,866
Stanley Black & Decker, Inc.	3,515	390,938
Supreme Industries, Inc. Class A	3,062	41,949
Terex Corp.	1,885	38,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Timken Co. (The)	3,604	$110,499
Toro Co. (The)	1,114	98,255
Trinity Industries, Inc.	4,278	79,442
Xylem, Inc.	3,410	152,256

Total Machinery		9,042,891

Media - 2.0%
CBS Corp. Class A	963	55,488
CBS Corp. Class B Non-Voting Shares	6,277	341,720
Cinemark Holdings, Inc.	3,736	136,215
Comcast Corp. Class A	44,934	2,929,247
Gannett Co., Inc.	4,344	59,991
Harte-Hanks, Inc.	6,971	11,084
Interpublic Group of Cos., Inc. (The)	9,282	214,414
John Wiley & Sons, Inc. Class A	2,144	111,874
Meredith Corp.	2,132	110,672
National CineMedia, Inc.	6,565	101,626
New Media Investment Group, Inc.	3,751	67,781
News Corp. Class A	8,353	94,807
Omnicom Group, Inc.	7,041	573,771
Regal Entertainment Group Class A(a)	7,721	170,171
Scripps Networks Interactive, Inc. Class A	1,681	104,676
Sinclair Broadcast Group, Inc. Class A	2,691	80,353
TEGNA, Inc.	5,466	126,647
Time Warner, Inc.	18,495	1,360,122
Time, Inc.	5,562	91,550
Tribune Media Co. Class A	2,956	115,816
Twenty-First Century Fox, Inc. Class A	12,036	325,574
Twenty-First Century Fox, Inc. Class B	10,563	287,842
Viacom, Inc. Class A	2,407	111,733
Viacom, Inc. Class B	14,004	580,746
Walt Disney Co. (The)	21,504	2,103,521
World Wrestling Entertainment, Inc. Class A(a)	1,281	23,583

Total Media		10,291,024

Metals & Mining - 0.4%
Alcoa, Inc.	18,690	173,256
Allegheny Technologies, Inc.(a)	6,454	82,288
Ampco-Pittsburgh Corp.	2,032	22,982
Carpenter Technology Corp.	1,342	44,192
Commercial Metals Co.	7,350	124,215
Compass Minerals International, Inc.	1,470	109,059
Hecla Mining Co.	14,623	74,577
Newmont Mining Corp.	2,856	111,727
Nucor Corp.	12,304	607,941
Reliance Steel & Aluminum Co.	2,582	198,556
Royal Gold, Inc.	1,583	114,008
Steel Dynamics, Inc.	8,174	200,263
United States Steel Corp.(a)	4,385	73,931
Worthington Industries, Inc.	2,984	126,223

Total Metals & Mining		2,063,218

Multi-Utilities - 2.0%
Ameren Corp.	10,444	559,590
Avista Corp.	3,380	151,424
Black Hills Corp.	2,473	155,898
CenterPoint Energy, Inc.	26,647	639,528
CMS Energy Corp.	9,531	437,092
Consolidated Edison, Inc.	13,223	1,063,658
Dominion Resources, Inc.	24,859	1,937,262
DTE Energy Co.	6,736	667,672
MDU Resources Group, Inc.	8,956	214,944
NiSource, Inc.	11,848	314,209
NorthWestern Corp.	2,462	155,278
Public Service Enterprise Group, Inc.	22,493	1,048,399
SCANA Corp.	5,779	437,239
Sempra Energy	7,937	904,977
TECO Energy, Inc.	8,593	237,511
Vectren Corp.	3,457	182,080
WEC Energy Group, Inc.	12,935	844,655

Total Multi-Utilities		9,951,416

Multiline Retail - 0.6%
Big Lots, Inc.	1,605	80,427
Dollar General Corp.	4,241	398,654
Kohl’s Corp.	7,871	298,468
Macy’s, Inc.	12,865	432,393
Nordstrom, Inc.(a)	4,947	188,233
Target Corp.	20,650	1,441,783

Total Multiline Retail		2,839,958

Oil, Gas & Consumable Fuels - 9.9%
Alon USA Energy, Inc.	2,897	18,773
Anadarko Petroleum Corp.	11,809	628,829
Apache Corp.	9,172	510,605
Cabot Oil & Gas Corp.	2,627	67,619
Chevron Corp.	99,359	10,415,804
Cimarex Energy Co.	723	86,268
Columbia Pipeline Group, Inc.	8,441	215,161
ConocoPhillips	80,703	3,518,651
CVR Energy, Inc.(a)	4,675	72,463
Delek U.S. Holdings, Inc.	2,185	28,864
Devon Energy Corp.	12,240	443,700
EOG Resources, Inc.	5,331	444,712
Evolution Petroleum Corp.	4,402	24,079
Exxon Mobil Corp.	174,457	16,353,599
Hess Corp.	5,929	356,333
HollyFrontier Corp.	6,037	143,499
Kinder Morgan, Inc.	291,927	5,464,873
Marathon Oil Corp.	10,881	163,324
Marathon Petroleum Corp.	14,659	556,456
Murphy Oil Corp.	11,018	349,821
Noble Energy, Inc.	9,920	355,830
Occidental Petroleum Corp.	36,876	2,786,351
ONEOK, Inc.	27,435	1,301,791
Panhandle Oil and Gas, Inc. Class A	1,478	24,638
PBF Energy, Inc. Class A	3,596	85,513
Phillips 66	15,326	1,215,965
Range Resources Corp.	1,976	85,245
SemGroup Corp. Class A	3,118	101,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Spectra Energy Corp.	47,140	$1,726,738
Targa Resources Corp.	7,600	320,264
Tesoro Corp.	2,489	186,476
Valero Energy Corp.	14,945	762,195
Western Refining, Inc.(a)	3,804	78,477
Williams Cos., Inc. (The)	77,921	1,685,431

Total Oil, Gas & Consumable Fuels		50,579,869

Paper & Forest Products - 0.0%
KapStone Paper and Packaging Corp.	1,991	25,903
Schweitzer-Mauduit International, Inc.	1,870	65,974

Total Paper & Forest Products		91,877

Personal Products - 0.1%
Edgewell Personal Care Co.*	1,846	155,821
Estee Lauder Cos., Inc. (The) Class A	3,463	315,202
Nu Skin Enterprises, Inc. Class A	2,403	110,995

Total Personal Products		582,018

Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	38,967	2,866,023
Eli Lilly & Co.	28,254	2,225,002
Johnson & Johnson	86,992	10,552,130
Merck & Co., Inc.	105,193	6,060,169
Pfizer, Inc.	229,691	8,087,420
Zoetis, Inc.	4,152	197,054

Total Pharmaceuticals		29,987,798

Professional Services - 0.1%
CEB, Inc.	1,142	70,439
Dun & Bradstreet Corp. (The)	703	85,653
Equifax, Inc.	1,460	187,464
Insperity, Inc.	1,027	79,315
ManpowerGroup, Inc.	1,809	116,391
Robert Half International, Inc.	2,817	107,497

Total Professional Services		646,759

Real Estate Investment Trusts (REITs) - 8.2%
Acadia Realty Trust	3,021	107,306
Alexander’s, Inc.	229	93,714
Alexandria Real Estate Equities, Inc.	2,636	272,879
American Assets Trust, Inc.	2,088	88,615
American Campus Communities, Inc.	4,466	236,117
American Homes 4 Rent Class A	3,401	69,652
American Tower Corp.	9,016	1,024,308
Apartment Investment & Management Co. Class A	4,879	215,457
Apple Hospitality REIT, Inc.	10,503	197,561
Armada Hoffler Properties, Inc.	4,694	64,496
Ashford Hospitality Prime, Inc.	4,873	68,904
Ashford Hospitality Trust, Inc.	10,638	57,126
AvalonBay Communities, Inc.	4,271	770,446
Bluerock Residential Growth REIT, Inc.	2,146	27,898
Boston Properties, Inc.	3,436	453,208
Brandywine Realty Trust	9,038	151,838
Brixmor Property Group, Inc.	12,222	323,394
Camden Property Trust	3,426	302,927
CBL & Associates Properties, Inc.	14,508	135,069
Chatham Lodging Trust	2,852	62,687
Chesapeake Lodging Trust	3,885	90,326
Columbia Property Trust, Inc.	6,908	147,831
Communications Sales & Leasing, Inc.	20,023	578,665
Community Healthcare Trust, Inc.	1,269	26,827
CorEnergy Infrastructure Trust, Inc.	2,361	68,115
CoreSite Realty Corp.	926	82,127
Corporate Office Properties Trust	5,571	164,734
Corrections Corp. of America	10,189	356,819
Cousins Properties, Inc.	10,317	107,297
Crown Castle International Corp.	14,780	1,499,135
CubeSmart	4,862	150,139
CyrusOne, Inc.	2,428	135,142
DCT Industrial Trust, Inc.	3,403	163,480
DDR Corp.	14,541	263,774
DiamondRock Hospitality Co.	10,269	92,729
Digital Realty Trust, Inc.	7,582	826,362
Douglas Emmett, Inc.	5,253	186,587
Duke Realty Corp.	12,308	328,131
DuPont Fabros Technology, Inc.	4,535	215,594
EastGroup Properties, Inc.	2,034	140,183
Education Realty Trust, Inc.	3,139	144,833
EPR Properties	3,584	289,157
Equinix, Inc.	1,518	588,574
Equity LifeStyle Properties, Inc.	2,755	220,538
Equity One, Inc.	6,099	196,266
Equity Residential	11,389	784,474
Essex Property Trust, Inc.	1,783	406,684
Extra Space Storage, Inc.	3,879	358,963
Farmland Partners, Inc.(a)	2,163	24,485
Federal Realty Investment Trust	1,947	322,326
First Industrial Realty Trust, Inc.	3,303	91,889
Franklin Street Properties Corp.	11,021	135,228
Gaming and Leisure Properties, Inc.	10,217	352,282
General Growth Properties, Inc.	28,061	836,779
Geo Group, Inc. (The)	7,316	250,061
Getty Realty Corp.	3,575	76,684
Gladstone Commercial Corp.	2,254	38,070
Global Net Lease, Inc.(a)	13,383	106,395
Government Properties Income Trust	7,643	176,248
Gramercy Property Trust	11,665	107,551
HCP, Inc.	31,009	1,097,098
Healthcare Realty Trust, Inc.	5,508	192,725
Healthcare Trust of America, Inc. Class A	7,084	229,097
Hersha Hospitality Trust	4,412	75,666
Highwoods Properties, Inc.	3,779	199,531
Hospitality Properties Trust	11,733	337,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Host Hotels & Resorts, Inc.	39,628	$642,370
Hudson Pacific Properties, Inc.	2,076	60,578
Independence Realty Trust, Inc.	7,918	64,769
InfraREIT, Inc.	2,388	41,886
Investors Real Estate Trust	15,123	97,846
Iron Mountain, Inc.	15,731	626,566
Kilroy Realty Corp.	2,131	141,264
Kimco Realty Corp.	17,353	544,537
Kite Realty Group Trust	4,550	127,537
Lamar Advertising Co. Class A	4,614	305,908
LaSalle Hotel Properties	7,838	184,820
Lexington Realty Trust	19,714	199,309
Liberty Property Trust	8,779	348,702
LTC Properties, Inc.	2,899	149,965
Macerich Co. (The)	6,107	521,477
Mack-Cali Realty Corp.	4,158	112,266
Medical Properties Trust, Inc.	18,372	279,438
Mid-America Apartment Communities, Inc.	3,082	327,925
Monogram Residential Trust, Inc.	4,477	45,710
National Health Investors, Inc.	2,132	160,092
National Retail Properties, Inc.	6,085	314,716
New Senior Investment Group, Inc.	8,854	94,561
New York REIT, Inc.	10,532	97,421
NexPoint Residential Trust, Inc.	1,891	34,416
NorthStar Realty Finance Corp.	26,160	299,009
Omega Healthcare Investors, Inc.	12,492	424,103
One Liberty Properties, Inc.	3,196	76,225
Outfront Media, Inc.	9,535	230,461
Paramount Group, Inc.	4,339	69,164
Parkway Properties, Inc.	7,474	125,040
Pebblebrook Hotel Trust	3,191	83,764
Pennsylvania Real Estate Investment Trust	5,200	111,540
Physicians Realty Trust	6,372	133,876
Piedmont Office Realty Trust, Inc. Class A	7,717	166,224
Post Properties, Inc.	1,968	120,146
Potlatch Corp.	2,568	87,569
Preferred Apartment Communities, Inc. Class A	1,978	29,116
Prologis, Inc.	21,261	1,042,639
PS Business Parks, Inc.	1,229	130,372
Public Storage	5,251	1,342,103
QTS Realty Trust, Inc. Class A	1,917	107,314
Ramco-Gershenson Properties Trust	5,841	114,542
Rayonier, Inc.	5,613	147,285
Realty Income Corp.	12,106	839,672
Regency Centers Corp.	3,129	261,991
Retail Opportunity Investments Corp.	5,868	127,160
Retail Properties of America, Inc. Class A	11,133	188,148
RLJ Lodging Trust	7,654	164,178
Rouse Properties, Inc.	4,060	74,095
Ryman Hospitality Properties, Inc.	2,940	148,911
Sabra Health Care REIT, Inc.	5,531	114,132
Select Income REIT	9,074	235,833
Senior Housing Properties Trust	27,105	564,597
Simon Property Group, Inc.	11,345	2,460,730
SL Green Realty Corp.	2,066	219,967
Sovran Self Storage, Inc.	1,185	124,330
Spirit Realty Capital, Inc.	29,323	374,455
STAG Industrial, Inc.	6,274	149,384
STORE Capital Corp.	5,772	169,985
Summit Hotel Properties, Inc.	6,032	79,864
Sun Communities, Inc.	2,794	214,132
Tanger Factory Outlet Centers, Inc.	3,639	146,215
Taubman Centers, Inc.	2,026	150,329
UDR, Inc.	9,369	345,903
UMH Properties, Inc.	2,454	27,608
Urban Edge Properties	3,329	99,404
Ventas, Inc.	20,424	1,487,276
VEREIT, Inc.	66,978	679,157
Vornado Realty Trust	5,461	546,755
W.P. Carey, Inc.	6,592	457,617
Washington Real Estate Investment Trust	4,699	147,831
Weingarten Realty Investors	5,241	213,938
Welltower, Inc.	19,587	1,491,942
Weyerhaeuser Co.	32,837	977,557
WP GLIMCHER, Inc.	17,392	194,616
Xenia Hotels & Resorts, Inc.	6,061	101,704

Total Real Estate Investment Trusts (REITs)		41,931,100

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	2,405	45,599

Road & Rail - 0.8%
Celadon Group, Inc.	2,221	18,145
CSX Corp.	29,240	762,579
JB Hunt Transport Services, Inc.	1,616	130,783
Kansas City Southern	2,064	185,946
Norfolk Southern Corp.	8,552	728,032
Ryder System, Inc.	1,741	106,445
Union Pacific Corp.	25,919	2,261,433

Total Road & Rail		4,193,363

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	9,375	531,000
Applied Materials, Inc.	29,541	708,098
Brooks Automation, Inc.	3,904	43,803
Intel Corp.	140,981	4,624,177
Intersil Corp. Class A	7,187	97,312
KLA-Tencor Corp.	5,241	383,903
Lam Research Corp.	2,674	224,776
Linear Technology Corp.	7,005	325,943
Maxim Integrated Products, Inc.	9,537	340,375
Microchip Technology, Inc.	8,059	409,075
NVIDIA Corp.	8,172	384,166
QUALCOMM, Inc.	64,857	3,474,389
Skyworks Solutions, Inc.	2,712	171,615
Teradyne, Inc.	3,427	67,478
Texas Instruments, Inc.	29,760	1,864,464
Xilinx, Inc.	7,228	333,428

Total Semiconductors & Semiconductor Equipment		13,984,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Software - 3.2%
Activision Blizzard, Inc.	4,901	$194,227
American Software, Inc. Class A	1,589	16,653
CA, Inc.	17,242	566,055
CDK Global, Inc.	2,722	151,044
Intuit, Inc.	3,706	413,627
Microsoft Corp.	227,299	11,630,890
Oracle Corp.	73,515	3,008,969
QAD, Inc. Class A	1,035	19,944
SS&C Technologies Holdings, Inc.	2,282	64,078
Symantec Corp.	22,649	465,210

Total Software		16,530,697

Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	2,480	44,169
American Eagle Outfitters, Inc.	6,796	108,260
Barnes & Noble, Inc.	4,528	51,393
Best Buy Co., Inc.	11,096	339,538
Big 5 Sporting Goods Corp.	2,545	23,592
Buckle, Inc. (The)(a)	1,868	48,549
Chico’s FAS, Inc.	3,900	41,769
Citi Trends, Inc.	1,123	17,440
Dick’s Sporting Goods, Inc.	1,684	75,881
DSW, Inc. Class A	3,189	67,543
Foot Locker, Inc.	2,851	156,406
GameStop Corp. Class A(a)	5,421	144,090
Gap, Inc. (The)	14,757	313,143
GNC Holdings, Inc. Class A	2,666	64,757
Guess?, Inc.	5,623	84,626
Home Depot, Inc. (The)	24,524	3,131,469
L Brands, Inc.	6,459	433,593
Lowe’s Cos., Inc.	14,606	1,156,357
Penske Automotive Group, Inc.	2,650	83,369
Pier 1 Imports, Inc.	4,349	22,354
Rent-A-Center, Inc.	3,435	42,182
Ross Stores, Inc.	3,899	221,034
Stage Stores, Inc.	2,900	14,152
Staples, Inc.	33,787	291,244
Stein Mart, Inc.	3,287	25,376
Tailored Brands, Inc.	2,757	34,904
Tiffany & Co.	2,789	169,125
TJX Cos., Inc. (The)	8,812	680,551
Tractor Supply Co.	1,555	141,785
Williams-Sonoma, Inc.	2,063	107,544

Total Specialty Retail		8,136,195

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	109,408	10,459,405
Diebold, Inc.	2,236	55,520
EMC Corp.	36,427	989,722
HP, Inc.	79,081	992,466
Lexmark International, Inc. Class A	3,715	140,241
NetApp, Inc.	7,553	185,728
Western Digital Corp.	8,038	379,876

Total Technology Hardware, Storage & Peripherals		13,202,958

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	672	71,548
Coach, Inc.	12,922	526,442
Columbia Sportswear Co.	1,586	91,258
Hanesbrands, Inc.	5,983	150,353
NIKE, Inc. Class B	14,440	797,088
Ralph Lauren Corp.	1,049	94,011
VF Corp.	10,881	669,073
Wolverine World Wide, Inc.	2,615	53,137

Total Textiles, Apparel & Luxury Goods		2,452,910

Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	1,858	22,277
Capitol Federal Financial, Inc.	4,141	57,767
Federal Agricultural Mortgage Corp. Class C	748	26,045
New York Community Bancorp, Inc.	31,641	474,299
Northwest Bancshares, Inc.	4,908	72,786
OceanFirst Financial Corp.	2,376	43,172
Provident Financial Services, Inc.	4,352	85,473
Riverview Bancorp, Inc.	5,322	25,173
Territorial Bancorp, Inc.	854	22,605
TFS Financial Corp.	8,580	147,748
Washington Federal, Inc.	3,514	85,250
Westfield Financial, Inc.	2,969	22,861

Total Thrifts & Mortgage Finance		1,085,456

Tobacco - 3.3%
Altria Group, Inc.	83,835	5,781,262
Philip Morris International, Inc.	77,820	7,915,850
Reynolds American, Inc.	49,130	2,649,581
Universal Corp.	1,105	63,803
Vector Group Ltd.(a)	9,915	222,294

Total Tobacco		16,632,790

Trading Companies & Distributors - 0.2%
Fastenal Co.	9,024	400,575
GATX Corp.	2,019	88,775
H&E Equipment Services, Inc.	2,696	51,305
MSC Industrial Direct Co., Inc. Class A	1,635	115,366
TAL International Group, Inc.	4,422	59,299
W.W. Grainger, Inc.	1,564	355,419
Watsco, Inc.	1,094	153,915

Total Trading Companies & Distributors		1,224,654

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	6,331	468,811

Water Utilities - 0.1%
American Water Works Co., Inc.	4,470	377,759
Aqua America, Inc.	5,492	195,845
Artesian Resources Corp. Class A	937	31,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2016

Investments	Shares	Value
Connecticut Water Service, Inc.	1,134	$63,731

Total Water Utilities		669,118

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	2,962	87,853

TOTAL COMMON STOCKS (Cost: $432,419,153)		509,910,699

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Earnings Fund(a)(b) (Cost: $654,040)	8,989	638,579

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $2,802,558)(d)	2,802,558	2,802,558

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $435,875,751)		513,351,836
Liabilities in Excess of Cash and Other Assets - (0.5)%		(2,679,924)

NET ASSETS - 100.0%		$510,671,912

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)

At June 30, 2016, the total market value of the Fund’s securities on loan was $2,862,629 and the total market value of the collateral held by the Fund was $2,939,149. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $136,591.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Puerto Rico - 0.0%

Banks - 0.0%
First BanCorp*	5,774	$22,922

United States - 99.9%

Aerospace & Defense - 3.3%
B/E Aerospace, Inc.	22	1,016
Boeing Co. (The)	2,361	306,623
BWX Technologies, Inc.	423	15,131
Cubic Corp.	98	3,936
Curtiss-Wright Corp.	121	10,194
Esterline Technologies Corp.*	94	5,832
General Dynamics Corp.	1,019	141,885
HEICO Corp.	65	4,343
Hexcel Corp.	201	8,370
Honeywell International, Inc.	2,134	248,227
Huntington Ingalls Industries, Inc.	184	30,917
KLX, Inc.*	80	2,480
L-3 Communications Holdings, Inc.	287	42,100
Lockheed Martin Corp.	1,065	264,301
Moog, Inc. Class A*	127	6,848
National Presto Industries, Inc.(a)	33	3,113
Northrop Grumman Corp.	697	154,929
Orbital ATK, Inc.	261	22,221
Raytheon Co.	1,138	154,711
Rockwell Collins, Inc.	403	34,311
Spirit AeroSystems Holdings, Inc. Class A*	817	35,131
Teledyne Technologies, Inc.*	94	9,311
Textron, Inc.	760	27,786
TransDigm Group, Inc.*	61	16,085
United Technologies Corp.	3,123	320,264

Total Aerospace & Defense		1,870,065

Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc.*	117	4,846
C.H. Robinson Worldwide, Inc.	425	31,556
Expeditors International of Washington, Inc.	500	24,520
FedEx Corp.	636	96,532
Forward Air Corp.	76	3,384
Hub Group, Inc. Class A*	97	3,722
Park-Ohio Holdings Corp.	114	3,224
United Parcel Service, Inc. Class B	2,549	274,579

Total Air Freight & Logistics		442,363

Airlines - 1.2%
Alaska Air Group, Inc.	537	31,302
Allegiant Travel Co.	29	4,393
American Airlines Group, Inc.	5,340	151,175
Delta Air Lines, Inc.	3,892	141,786
Hawaiian Holdings, Inc.*	349	13,248
JetBlue Airways Corp.*	810	13,414
Southwest Airlines Co.	1,928	75,597
Spirit Airlines, Inc.*	429	19,249
United Continental Holdings, Inc.*	5,915	242,752

Total Airlines		692,916

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	483	6,994
BorgWarner, Inc.	732	21,609
Cooper Tire & Rubber Co.	269	8,021
Dana Holding Corp.	1,002	10,581
Dorman Products, Inc.*	98	5,606
Drew Industries, Inc.	88	7,466
Gentex Corp.	1,142	17,644
Gentherm, Inc.*	120	4,110
Goodyear Tire & Rubber Co. (The)	4,657	119,499
Johnson Controls, Inc.	1,952	86,395
Lear Corp.	260	26,458
Standard Motor Products, Inc.	128	5,092
Superior Industries International, Inc.	217	5,811
Tenneco, Inc.*	327	15,241
Tower International, Inc.	184	3,787
Visteon Corp.	130	8,555

Total Auto Components		352,869

Automobiles - 0.9%
Ford Motor Co.	22,461	282,335
General Motors Co.	6,008	170,026
Harley-Davidson, Inc.	863	39,094
Thor Industries, Inc.	147	9,517
Winnebago Industries, Inc.	375	8,595

Total Automobiles		509,567

Banks - 8.9%
1st Source Corp.	105	3,401
Associated Banc-Corp.	480	8,232
BancFirst Corp.	50	3,016
BancorpSouth, Inc.	291	6,603
Bank of America Corp.	49,701	659,532
Bank of Hawaii Corp.	148	10,182
Bank of the Ozarks, Inc.	138	5,178
BankUnited, Inc.	396	12,165
Banner Corp.	74	3,148
BB&T Corp.	2,914	103,768
BBCN Bancorp, Inc.	527	7,863
BOK Financial Corp.(a)	245	15,361
Boston Private Financial Holdings, Inc.	518	6,102
Camden National Corp.	74	3,108
Cardinal Financial Corp.	26	570
Cathay General Bancorp	264	7,445
Central Pacific Financial Corp.	329	7,764
Chemical Financial Corp.	93	3,468
CIT Group, Inc.	1,299	41,451
Citigroup, Inc.	13,295	563,575
Citizens Financial Group, Inc.	728	14,545
City Holding Co.	73	3,319
CoBiz Financial, Inc.	328	3,838
Columbia Banking System, Inc.	180	5,051
Comerica, Inc.	1,143	47,012
Commerce Bancshares, Inc.	314	15,041
Community Bank System, Inc.	110	4,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Community Trust Bancorp, Inc.	83	$2,877
Cullen/Frost Bankers, Inc.	186	11,854
Customers Bancorp, Inc.*	108	2,714
CVB Financial Corp.	277	4,540
East West Bancorp, Inc.	488	16,680
Fifth Third Bancorp	3,847	67,669
First Citizens BancShares, Inc. Class A	28	7,249
First Commonwealth Financial Corp.	807	7,424
First Financial Bancorp	248	4,824
First Financial Bankshares, Inc.(a)	168	5,509
First Horizon National Corp.	1,095	15,089
First Interstate BancSystem, Inc. Class A	153	4,299
First Merchants Corp.	175	4,363
First Midwest Bancorp, Inc.	432	7,586
First Niagara Financial Group, Inc.	1,085	10,568
First Republic Bank	432	30,236
FirstMerit Corp.	700	14,189
Flushing Financial Corp.	153	3,042
FNB Corp.	597	7,486
Fulton Financial Corp.	738	9,963
Glacier Bancorp, Inc.	170	4,519
Great Southern Bancorp, Inc.	88	3,253
Hancock Holding Co.	162	4,230
Hanmi Financial Corp.	264	6,201
Hilltop Holdings, Inc.*	280	5,877
Home BancShares, Inc.	320	6,333
Huntington Bancshares, Inc.	2,824	25,247
Iberiabank Corp.	80	4,778
Independent Bank Corp.	67	3,062
International Bancshares Corp.	305	7,957
Investors Bancorp, Inc.	518	5,739
JPMorgan Chase & Co.	19,796	1,230,123
KeyCorp	3,716	41,062
Lakeland Financial Corp.	95	4,466
M&T Bank Corp.	502	59,351
MB Financial, Inc.	120	4,354
NBT Bancorp, Inc.	105	3,006
Old National Bancorp	312	3,909
Opus Bank	216	7,301
PacWest Bancorp	88	3,501
Park National Corp.	48	4,405
People’s United Financial, Inc.	689	10,101
Pinnacle Financial Partners, Inc.	115	5,618
PNC Financial Services Group, Inc. (The)	2,295	186,790
Popular, Inc.	1,515	44,389
PrivateBancorp, Inc.	222	9,775
Prosperity Bancshares, Inc.	287	14,634
Regions Financial Corp.	5,559	47,307
Renasant Corp.	131	4,235
Republic Bancorp, Inc. Class A	192	5,305
S&T Bancorp, Inc.	82	2,005
Seacoast Banking Corp. of Florida*	143	2,322
ServisFirst Bancshares, Inc.	106	5,235
Signature Bank*	115	14,366
Simmons First National Corp. Class A	83	3,833
South State Corp.	78	5,308
Southside Bancshares, Inc.	144	4,448
Sterling Bancorp	408	6,406
SunTrust Banks, Inc.	2,373	97,483
SVB Financial Group*	143	13,608
Synovus Financial Corp.	313	9,074
TCF Financial Corp.	445	5,629
Texas Capital Bancshares, Inc.*	80	3,741
Tompkins Financial Corp.	67	4,355
Towne Bank	250	5,412
Trustmark Corp.	248	6,163
U.S. Bancorp	6,905	278,479
UMB Financial Corp.	197	10,482
Umpqua Holdings Corp.	297	4,595
Union Bankshares Corp.	292	7,215
United Bankshares, Inc.	111	4,164
United Community Banks, Inc.	122	2,231
Valley National Bancorp	265	2,417
Webster Financial Corp.	341	11,577
Wells Fargo & Co.	20,763	982,713
WesBanco, Inc.	100	3,105
Westamerica Bancorporation(a)	63	3,103
Western Alliance Bancorp*	324	10,579
Wilshire Bancorp, Inc.	754	7,857
Wintrust Financial Corp.	97	4,947
Zions Bancorp	911	22,893

Total Banks		5,115,992

Beverages - 1.6%
Boston Beer Co., Inc. (The) Class A*	17	2,908
Brown-Forman Corp. Class B	392	39,106
Coca-Cola Bottling Co. Consolidated	46	6,784
Coca-Cola Co. (The)	7,494	339,703
Constellation Brands, Inc. Class A	417	68,972
Dr. Pepper Snapple Group, Inc.	488	47,155
Molson Coors Brewing Co. Class B	504	50,970
Monster Beverage Corp.*	219	35,195
National Beverage Corp.*	151	9,484
PepsiCo, Inc.	2,827	299,492

Total Beverages		899,769

Biotechnology - 2.7%
AbbVie, Inc.	2,550	157,870
Acorda Therapeutics, Inc.*	126	3,214
Alexion Pharmaceuticals, Inc.*	146	17,047
AMAG Pharmaceuticals, Inc.*(a)	120	2,870
Amgen, Inc.	2,144	326,210
Biogen, Inc.*	634	153,314
Celgene Corp.*	877	86,499
Emergent BioSolutions, Inc.*	101	2,840
Gilead Sciences, Inc.	8,609	718,163
Insys Therapeutics, Inc.*(a)	152	1,967
Medivation, Inc.*	235	14,170
Myriad Genetics, Inc.*	307	9,394
PDL BioPharma, Inc.	1,993	6,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Regeneron Pharmaceuticals, Inc.*	40	$13,969
United Therapeutics Corp.*	128	13,558

Total Biotechnology		1,527,343

Building Products - 0.3%
A.O. Smith Corp.	155	13,657
American Woodmark Corp.*	63	4,182
Armstrong Flooring, Inc.*	54	915
Armstrong World Industries, Inc.*	108	4,228
Fortune Brands Home & Security, Inc.	338	19,594
Lennox International, Inc.	97	13,832
Masco Corp.	1,730	53,526
Owens Corning	370	19,063
Simpson Manufacturing Co., Inc.	96	3,837
Universal Forest Products, Inc.	72	6,674
USG Corp.*	336	9,059

Total Building Products		148,567

Capital Markets - 2.6%
Affiliated Managers Group, Inc.*	121	17,033
Ameriprise Financial, Inc.	577	51,843
Artisan Partners Asset Management, Inc. Class A	70	1,938
Bank of New York Mellon Corp. (The)	3,182	123,621
BlackRock, Inc.	490	167,840
Calamos Asset Management, Inc. Class A	257	1,879
Charles Schwab Corp. (The)	2,224	56,289
Cohen & Steers, Inc.	70	2,831
E*TRADE Financial Corp.*	729	17,124
Eaton Vance Corp.	382	13,500
Evercore Partners, Inc. Class A	101	4,463
Federated Investors, Inc. Class B	466	13,412
Financial Engines, Inc.	122	3,156
Franklin Resources, Inc.	2,793	93,202
GAMCO Investors, Inc. Class A	91	2,982
Goldman Sachs Group, Inc. (The)	2,189	325,242
Greenhill & Co., Inc.	168	2,705
Interactive Brokers Group, Inc. Class A	184	6,514
INTL FCStone, Inc.*	224	6,113
Investment Technology Group, Inc.	281	4,698
Janus Capital Group, Inc.	815	11,345
KCG Holdings, Inc. Class A*	264	3,511
Legg Mason, Inc.	404	11,914
LPL Financial Holdings, Inc.(a)	232	5,227
Morgan Stanley	9,300	241,614
Northern Trust Corp.	551	36,509
NorthStar Asset Management Group, Inc.	568	5,799
Raymond James Financial, Inc.	459	22,629
SEI Investments Co.	374	17,993
State Street Corp.	1,833	98,835
Stifel Financial Corp.*	174	5,472
T. Rowe Price Group, Inc.	865	63,119
TD Ameritrade Holding Corp.	1,211	34,483
Virtus Investment Partners, Inc.	45	3,203
Waddell & Reed Financial, Inc. Class A	444	7,646

Total Capital Markets		1,485,684

Chemicals - 2.2%
A. Schulman, Inc.	83	2,027
Air Products & Chemicals, Inc.	472	67,043
Albemarle Corp.	328	26,014
Ashland, Inc.	250	28,693
Balchem Corp.	59	3,519
Calgon Carbon Corp.	296	3,892
Celanese Corp. Series A	1,098	71,864
CF Industries Holdings, Inc.	1,133	27,305
Chemours Co. (The)	2	16
Chemtura Corp.*	467	12,319
Dow Chemical Co. (The)	4,360	216,736
E.I. du Pont de Nemours & Co.	2,081	134,849
Eastman Chemical Co.	606	41,147
Ecolab, Inc.	552	65,467
Ferro Corp.*	148	1,980
Flotek Industries, Inc.*(a)	305	4,026
FMC Corp.	56	2,593
GCP Applied Technologies, Inc.*	199	5,182
H.B. Fuller Co.	120	5,279
Ingevity Corp.*	79	2,689
Innospec, Inc.	119	5,473
International Flavors & Fragrances, Inc.	210	26,475
Minerals Technologies, Inc.	88	4,998
Monsanto Co.	1,302	134,640
Mosaic Co. (The)	2,188	57,282
NewMarket Corp.	37	15,332
OMNOVA Solutions, Inc.*	336	2,436
PolyOne Corp.	201	7,083
PPG Industries, Inc.	574	59,782
Praxair, Inc.	631	70,918
Quaker Chemical Corp.	46	4,103
Rayonier Advanced Materials, Inc.	35	476
RPM International, Inc.	343	17,133
Scotts Miracle-Gro Co. (The) Class A	124	8,669
Sensient Technologies Corp.	132	9,377
Sherwin-Williams Co. (The)	168	49,337
Stepan Co.	96	5,715
Valspar Corp. (The)	200	21,606
W.R. Grace & Co.	199	14,569
Westlake Chemical Corp.	417	17,898

Total Chemicals		1,255,942

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	145	5,290
ACCO Brands Corp.*	772	7,975
Brady Corp. Class A	128	3,912
Brink’s Co. (The)	174	4,957
Cintas Corp.	243	23,846
Clean Harbors, Inc.*	34	1,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Copart, Inc.*	204	$9,998
Deluxe Corp.	220	14,601
Ennis, Inc.	196	3,759
Essendant, Inc.	157	4,798
Herman Miller, Inc.	149	4,454
HNI Corp.	99	4,602
KAR Auction Services, Inc.	280	11,687
Knoll, Inc.	196	4,759
Matthews International Corp. Class A	77	4,284
McGrath RentCorp	53	1,621
Mobile Mini, Inc.	93	3,221
MSA Safety, Inc.	105	5,516
Pitney Bowes, Inc.	913	16,251
R.R. Donnelley & Sons Co.	504	8,528
Republic Services, Inc.	970	49,771
Rollins, Inc.	265	7,756
Steelcase, Inc. Class A	232	3,148
Stericycle, Inc.*	107	11,141
Tetra Tech, Inc.	184	5,657
UniFirst Corp.	86	9,952
Waste Management, Inc.	525	34,792
West Corp.	280	5,505

Total Commercial Services & Supplies		273,553

Communications Equipment - 1.2%
ADTRAN, Inc.	95	1,772
Arista Networks, Inc.*	40	2,575
Black Box Corp.	78	1,020
Brocade Communications Systems, Inc.	1,266	11,622
Cisco Systems, Inc.	18,749	537,909
CommScope Holding Co., Inc.*	363	11,264
Comtech Telecommunications Corp.	74	950
EchoStar Corp. Class A*	56	2,223
F5 Networks, Inc.*	152	17,304
Finisar Corp.*	256	4,483
Harris Corp.	468	39,050
InterDigital, Inc.	86	4,788
Juniper Networks, Inc.	996	22,400
Motorola Solutions, Inc.	536	35,360
NETGEAR, Inc.*	81	3,851
Plantronics, Inc.	118	5,192
Polycom, Inc.*	113	1,271
Ubiquiti Networks, Inc.*(a)	294	11,366

Total Communications Equipment		714,400

Construction & Engineering - 0.2%
Aegion Corp.*	226	4,409
Comfort Systems USA, Inc.	207	6,742
Dycom Industries, Inc.*	72	6,463
EMCOR Group, Inc.	165	8,128
Fluor Corp.	799	39,375
Jacobs Engineering Group, Inc.*	482	24,008
MasTec, Inc.*	309	6,897
Primoris Services Corp.	147	2,783
Quanta Services, Inc.*	730	16,877
Tutor Perini Corp.*	323	7,607
Valmont Industries, Inc.	74	10,010

Total Construction & Engineering		133,299

Construction Materials - 0.0%
Eagle Materials, Inc.	88	6,789
Martin Marietta Materials, Inc.	72	13,824

Total Construction Materials		20,613

Consumer Finance - 1.2%
American Express Co.	3,818	231,982
Capital One Financial Corp.	2,840	180,368
Cash America International, Inc.	376	16,025
Credit Acceptance Corp.*(a)	95	17,583
Discover Financial Services	1,920	102,893
Encore Capital Group, Inc.*(a)	200	4,706
First Cash Financial Services, Inc.	69	3,542
Green Dot Corp. Class A*	224	5,150
Navient Corp.	2,485	29,696
Nelnet, Inc. Class A	360	12,510
PRA Group, Inc.*	261	6,300
Regional Management Corp.*	108	1,583
Santander Consumer USA Holdings, Inc.*	1,692	17,478
SLM Corp.*	739	4,567
Synchrony Financial*	3,112	78,671
World Acceptance Corp.*(a)	66	3,010

Total Consumer Finance		716,064

Containers & Packaging - 0.5%
AptarGroup, Inc.	142	11,236
Avery Dennison Corp.	237	17,716
Ball Corp.	413	29,856
Bemis Co., Inc.	264	13,593
Berry Plastics Group, Inc.*	136	5,284
Crown Holdings, Inc.*	494	25,031
Graphic Packaging Holding Co.	712	8,929
Greif, Inc. Class A	49	1,826
International Paper Co.	1,524	64,587
Packaging Corp. of America	376	25,166
Sealed Air Corp.	320	14,710
Silgan Holdings, Inc.	172	8,851
Sonoco Products Co.	285	14,153
WestRock Co.	479	18,619

Total Containers & Packaging		259,557

Distributors - 0.1%
Core-Mark Holding Co., Inc.	200	9,372
Genuine Parts Co.	370	37,463
LKQ Corp.*	702	22,253
Pool Corp.	104	9,779

Total Distributors		78,867

Diversified Consumer Services - 0.1%
Apollo Education Group, Inc.*	446	4,068
Bright Horizons Family Solutions, Inc.*	104	6,896
Capella Education Co.	63	3,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
DeVry Education Group, Inc.(a)	402	$7,172
Graham Holdings Co. Class B	8	3,916
Grand Canyon Education, Inc.*	170	6,786
H&R Block, Inc.	802	18,446
Service Corp. International	160	4,326
Sotheby’s	94	2,576
Strayer Education, Inc.*	100	4,913
Weight Watchers International, Inc.*(a)	198	2,303

Total Diversified Consumer Services		64,718

Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B*	8,921	1,291,672
CBOE Holdings, Inc.	168	11,192
CME Group, Inc.	614	59,804
FactSet Research Systems, Inc.	76	12,268
Intercontinental Exchange, Inc.	193	49,400
Leucadia National Corp.	565	9,791
MarketAxess Holdings, Inc.	70	10,178
Moody’s Corp.	517	48,448
Morningstar, Inc.	66	5,397
MSCI, Inc.	259	19,974
Nasdaq, Inc.	491	31,753
S&P Global, Inc.	536	57,491
Voya Financial, Inc.	3,352	82,996

Total Diversified Financial Services		1,690,364

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	10,400	449,384
ATN International, Inc.	61	4,746
CenturyLink, Inc.	1,252	36,321
Iridium Communications, Inc.*(a)	626	5,559
Level 3 Communications, Inc.*	290	14,932
Verizon Communications, Inc.	15,880	886,739

Total Diversified Telecommunication Services		1,397,681

Electric Utilities - 2.4%
ALLETE, Inc.	109	7,045
Alliant Energy Corp.	658	26,123
American Electric Power Co., Inc.	1,422	99,668
Duke Energy Corp.	1,730	148,417
Edison International	1,136	88,233
El Paso Electric Co.	129	6,098
Empire District Electric Co. (The)	168	5,707
Eversource Energy	968	57,983
Exelon Corp.	2,818	102,462
FirstEnergy Corp.	1,314	45,872
Great Plains Energy, Inc.	604	18,362
Hawaiian Electric Industries, Inc.	203	6,656
IDACORP, Inc.	127	10,331
ITC Holdings Corp.	448	20,975
MGE Energy, Inc.	120	6,782
NextEra Energy, Inc.	1,499	195,470
OGE Energy Corp.	686	22,467
PG&E Corp.	1,462	93,451
Pinnacle West Capital Corp.	344	27,885
PNM Resources, Inc.	330	11,695
Portland General Electric Co.	376	16,589
PPL Corp.	2,354	88,863
Southern Co. (The)	2,911	156,117
Westar Energy, Inc.	424	23,782
Xcel Energy, Inc.	1,713	76,708

Total Electric Utilities		1,363,741

Electrical Equipment - 0.5%
Acuity Brands, Inc.	84	20,829
AMETEK, Inc.	613	28,339
AZZ, Inc.	62	3,719
Babcock & Wilcox Enterprises, Inc.*	211	3,099
Emerson Electric Co.	2,648	138,120
EnerSys	168	9,991
Generac Holdings, Inc.*	102	3,566
Hubbell, Inc.	154	16,242
Powell Industries, Inc.	53	2,085
Regal Beloit Corp.	132	7,266
Rockwell Automation, Inc.	423	48,569

Total Electrical Equipment		281,825

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	708	40,590
Anixter International, Inc.*	108	5,754
Arrow Electronics, Inc.*	472	29,217
Avnet, Inc.	584	23,658
AVX Corp.	569	7,727
Belden, Inc.	106	6,399
Benchmark Electronics, Inc.*	336	7,106
CDW Corp.	401	16,072
Cognex Corp.	139	5,991
Coherent, Inc.*	60	5,507
Corning, Inc.	4,862	99,574
Dolby Laboratories, Inc. Class A	280	13,398
FEI Co.	85	9,085
Fitbit, Inc. Class A*(a)	203	2,481
FLIR Systems, Inc.	368	11,390
II-VI, Inc.*	381	7,147
Ingram Micro, Inc. Class A	633	22,016
Insight Enterprises, Inc.*	328	8,528
InvenSense, Inc.*	175	1,073
IPG Photonics Corp.*	118	9,440
Jabil Circuit, Inc.	561	10,362
Keysight Technologies, Inc.*	196	5,702
Littelfuse, Inc.	86	10,164
Methode Electronics, Inc.	153	5,237
MTS Systems Corp.	93	4,077
National Instruments Corp.	174	4,768
OSI Systems, Inc.*	37	2,151
PC Connection, Inc.	257	6,117
Plexus Corp.*	196	8,467
Rofin-Sinar Technologies, Inc.*	128	4,088
Rogers Corp.*	63	3,849
Sanmina Corp.*	472	12,654
ScanSource, Inc.*	141	5,232
SYNNEX Corp.	159	15,076
Tech Data Corp.*	176	12,646
Trimble Navigation Ltd.*	306	7,454
Universal Display Corp.*	176	11,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
VeriFone Systems, Inc.*	321	$5,951
Vishay Intertechnology, Inc.	736	9,119

Total Electronic Equipment, Instruments & Components		477,200

Energy Equipment & Services - 0.4%
Bristow Group, Inc.	11	125
Dril-Quip, Inc.*	156	9,115
Era Group, Inc.*	104	978
FMC Technologies, Inc.*	591	15,762
Forum Energy Technologies, Inc.*	135	2,337
Halliburton Co.	1,393	63,089
Helmerich & Payne, Inc.(a)	385	25,845
National Oilwell Varco, Inc.	2,126	71,540
Newpark Resources, Inc.*	595	3,445
Oceaneering International, Inc.	200	5,972
Oil States International, Inc.*	95	3,124
RPC, Inc.*(a)	968	15,033
U.S. Silica Holdings, Inc.(a)	248	8,548

Total Energy Equipment & Services		224,913

Food & Staples Retailing - 3.1%
Andersons, Inc. (The)	116	4,123
Casey’s General Stores, Inc.	87	11,441
Costco Wholesale Corp.	744	116,838
CVS Health Corp.	2,678	256,392
Ingles Markets, Inc. Class A	139	5,185
Kroger Co. (The)	2,540	93,447
PriceSmart, Inc.	58	5,427
Rite Aid Corp.*	11,385	85,274
SpartanNash Co.	59	1,804
Sprouts Farmers Market, Inc.*	125	2,862
SUPERVALU, Inc.*	817	3,856
Sysco Corp.	1,075	54,545
United Natural Foods, Inc.*	41	1,919
Wal-Mart Stores, Inc.	13,279	969,633
Walgreens Boots Alliance, Inc.	1,976	164,541
Weis Markets, Inc.	62	3,134
Whole Foods Market, Inc.	250	8,005

Total Food & Staples Retailing		1,788,426

Food Products - 2.4%
Archer-Daniels-Midland Co.	2,623	112,501
B&G Foods, Inc.	85	4,097
Cal-Maine Foods, Inc.(a)	184	8,155
Campbell Soup Co.	965	64,201
ConAgra Foods, Inc.	1,048	50,105
Darling Ingredients, Inc.*	150	2,235
Flowers Foods, Inc.	390	7,313
General Mills, Inc.	1,488	106,124
Hain Celestial Group, Inc. (The)*	104	5,174
Hershey Co. (The)	338	38,360
Hormel Foods Corp.	1,239	45,347
Ingredion, Inc.	265	34,294
J&J Snack Foods Corp.	35	4,174
J.M. Smucker Co. (The)	296	45,113
Kellogg Co.	726	59,278
Kraft Heinz Co. (The)	713	63,086
Lancaster Colony Corp.	84	10,719
Landec Corp.*	222	2,389
McCormick & Co., Inc. Non-Voting Shares	323	34,454
Mead Johnson Nutrition Co.	293	26,590
Mondelez International, Inc. Class A	10,419	474,169
Pilgrim’s Pride Corp.(a)	1,000	25,480
Pinnacle Foods, Inc.	364	16,850
Sanderson Farms, Inc.(a)	74	6,411
Seaboard Corp.*	5	14,353
Seneca Foods Corp. Class A*	71	2,571
Snyder’s-Lance, Inc.	24	813
Tootsie Roll Industries, Inc.(a)	97	3,737
TreeHouse Foods, Inc.*	69	7,083
Tyson Foods, Inc. Class A	1,048	69,996
WhiteWave Foods Co. (The)*	149	6,994

Total Food Products		1,352,166

Gas Utilities - 0.2%
AGL Resources, Inc.	503	33,183
Atmos Energy Corp.	266	21,631
New Jersey Resources Corp.	168	6,476
Northwest Natural Gas Co.	70	4,537
ONE Gas, Inc.	118	7,858
Piedmont Natural Gas Co., Inc.	155	9,319
Questar Corp.	592	15,019
South Jersey Industries, Inc.	184	5,818
Southwest Gas Corp.	121	9,524
UGI Corp.	360	16,290
WGL Holdings, Inc.	133	9,415

Total Gas Utilities		139,070

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	2,440	95,917
Align Technology, Inc.*	104	8,377
Baxter International, Inc.	1,306	59,057
Becton, Dickinson and Co.	464	78,690
Boston Scientific Corp.*	1,770	41,365
C.R. Bard, Inc.	152	35,744
CONMED Corp.	96	4,582
Cooper Cos., Inc. (The)	88	15,098
DENTSPLY SIRONA, Inc.	477	29,593
Edwards Lifesciences Corp.*	214	21,342
Globus Medical, Inc. Class A*	166	3,956
Haemonetics Corp.*	92	2,667
Hill-Rom Holdings, Inc.	145	7,315
IDEXX Laboratories, Inc.*	168	15,601
Integer Holdings Corp.*	80	2,475
Intuitive Surgical, Inc.*	47	31,086
Masimo Corp.*	123	6,459
Nuvectra Corp.*	26	192
ResMed, Inc.	332	20,992
St. Jude Medical, Inc.	820	63,960
Stryker Corp.	394	47,213
Teleflex, Inc.	86	15,249
Varian Medical Systems, Inc.*	233	19,160
West Pharmaceutical Services, Inc.	154	11,686
Zimmer Biomet Holdings, Inc.	311	37,438

Total Health Care Equipment & Supplies		675,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*	88	$4,875
Aetna, Inc.	1,153	140,816
Air Methods Corp.*	88	3,153
Amsurg Corp.*	24	1,861
Anthem, Inc.	934	122,672
Cardinal Health, Inc.	681	53,125
Centene Corp.*	397	28,334
Chemed Corp.	78	10,632
Cigna Corp.	935	119,671
Community Health Systems, Inc.*	715	8,616
DaVita HealthCare Partners, Inc.*	607	46,933
Ensign Group, Inc. (The)	214	4,496
Express Scripts Holding Co.*	1,381	104,680
HCA Holdings, Inc.*	1,542	118,749
HealthSouth Corp.	145	5,629
Henry Schein, Inc.*	184	32,531
Humana, Inc.	344	61,879
Laboratory Corp. of America Holdings*	283	36,866
Landauer, Inc.	18	741
LifePoint Health, Inc.*	124	8,106
Magellan Health, Inc.*	101	6,643
McKesson Corp.	456	85,112
MEDNAX, Inc.*	233	16,876
Molina Healthcare, Inc.*	51	2,545
National HealthCare Corp.	32	2,072
Owens & Minor, Inc.	147	5,495
Patterson Cos., Inc.	261	12,499
Quest Diagnostics, Inc.	432	35,169
Quorum Health Corp.*	178	1,906
Select Medical Holdings Corp.*	551	5,989
Team Health Holdings, Inc.*	113	4,596
Tenet Healthcare Corp.*	127	3,510
Triple-S Management Corp. Class B*	140	3,420
UnitedHealth Group, Inc.	2,788	393,666
Universal Health Services, Inc. Class B	244	32,720
VCA, Inc.*	190	12,846
WellCare Health Plans, Inc.*	41	4,399

Total Health Care Providers & Services		1,543,828

Health Care Technology - 0.1%
Cerner Corp.*	392	22,971
Evolent Health, Inc. Class A*	1,338	25,690
HMS Holdings Corp.*	150	2,642
IMS Health Holdings, Inc.*	108	2,739
Medidata Solutions, Inc.*	100	4,687
Veeva Systems, Inc. Class A*	154	5,254

Total Health Care Technology		63,983

Hotels, Restaurants & Leisure - 1.6%
Aramark	302	10,093
Bloomin’ Brands, Inc.	408	7,291
Bob Evans Farms, Inc.	117	4,440
Bravo Brio Restaurant Group, Inc.*	34	278
Brinker International, Inc.	176	8,013
Buffalo Wild Wings, Inc.*	30	4,168
Cheesecake Factory, Inc. (The)	83	3,996
Chipotle Mexican Grill, Inc.*	38	15,305
Choice Hotels International, Inc.	129	6,143
Churchill Downs, Inc.	39	4,928
Cracker Barrel Old Country Store, Inc.(a)	43	7,373
Darden Restaurants, Inc.	104	6,587
DineEquity, Inc.	47	3,985
Domino’s Pizza, Inc.	104	13,664
Dunkin’ Brands Group, Inc.	24	1,047
Hilton Worldwide Holdings, Inc.	1,402	31,587
Hyatt Hotels Corp. Class A*(a)	270	13,268
International Speedway Corp. Class A	141	4,716
Interval Leisure Group, Inc.	482	7,664
Jack in the Box, Inc.	101	8,678
Krispy Kreme Doughnuts, Inc.*	329	6,896
La Quinta Holdings, Inc.*	272	3,101
Las Vegas Sands Corp.	2,952	128,382
Marriott International, Inc. Class A(a)	676	44,927
McDonald’s Corp.	2,232	268,599
Panera Bread Co. Class A*	47	9,961
Papa John’s International, Inc.	44	2,992
SeaWorld Entertainment, Inc.(a)	200	2,866
Six Flags Entertainment Corp.	184	10,663
Sonic Corp.	187	5,058
Starbucks Corp.	2,394	136,745
Starwood Hotels & Resorts Worldwide, Inc.	597	44,148
Texas Roadhouse, Inc.	138	6,293
Vail Resorts, Inc.	26	3,594
Wendy’s Co. (The)	680	6,542
Wyndham Worldwide Corp.	451	32,125
Wynn Resorts Ltd.(a)	31	2,810
Yum! Brands, Inc.	792	65,673

Total Hotels, Restaurants & Leisure		944,599

Household Durables - 0.6%
CalAtlantic Group, Inc.	696	25,550
D.R. Horton, Inc.	1,229	38,689
Ethan Allen Interiors, Inc.	96	3,172
GoPro, Inc. Class A*(a)	302	3,265
Harman International Industries, Inc.	143	10,270
iRobot Corp.*	94	3,298
La-Z-Boy, Inc.	154	4,284
Leggett & Platt, Inc.	275	14,055
Lennar Corp. Class A	724	33,376
M/I Homes, Inc.*	322	6,063
MDC Holdings, Inc.	240	5,842
Meritage Homes Corp.*	200	7,508
Mohawk Industries, Inc.*	168	31,880
Newell Brands, Inc.	892	43,324
NVR, Inc.*	9	16,023
PulteGroup, Inc.	1,461	28,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Taylor Morrison Home Corp. Class A*	213	$3,161
Tempur Sealy International, Inc.*	98	5,421
Toll Brothers, Inc.*	566	15,231
TopBuild Corp.*	168	6,082
TRI Pointe Group, Inc.*	293	3,463
Tupperware Brands Corp.	124	6,979
WCI Communities, Inc.*	393	6,642
Whirlpool Corp.	216	35,994
William Lyon Homes Class A*(a)	519	8,366

Total Household Durables		366,413

Household Products - 1.5%
Church & Dwight Co., Inc.	254	26,134
Clorox Co. (The)	265	36,673
Colgate-Palmolive Co.	2,042	149,474
Kimberly-Clark Corp.	701	96,374
Procter & Gamble Co. (The)	5,960	504,633
Spectrum Brands Holdings, Inc.	127	15,152
WD-40 Co.	41	4,816

Total Household Products		833,256

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	3,617	45,140
Calpine Corp.*	968	14,278
Dynegy, Inc.*	192	3,310
Ormat Technologies, Inc.	135	5,908

Total Independent Power & Renewable Electricity Producers		68,636

Industrial Conglomerates - 1.4%
3M Co.	1,532	268,284
Carlisle Cos., Inc.	175	18,494
Danaher Corp.	1,543	155,843
General Electric Co.	9,621	302,869
Raven Industries, Inc.	62	1,174
Roper Technologies, Inc.	216	36,841

Total Industrial Conglomerates		783,505

Insurance - 3.5%
Aflac, Inc.	2,097	151,319
Alleghany Corp.*	61	33,524
Allstate Corp. (The)	1,924	134,584
American Equity Investment Life Holding Co.	357	5,087
American Financial Group, Inc.	312	23,066
American International Group, Inc.	4,567	241,549
American National Insurance Co.	99	11,202
AMERISAFE, Inc.	113	6,918
AmTrust Financial Services, Inc.	668	16,366
Arthur J. Gallagher & Co.	403	19,183
Assurant, Inc.	369	31,848
Brown & Brown, Inc.	344	12,890
Cincinnati Financial Corp.	382	28,608
CNA Financial Corp.	1,144	35,944
CNO Financial Group, Inc.	972	16,971
Employers Holdings, Inc.	232	6,733
FBL Financial Group, Inc. Class A	174	10,557
Fidelity & Guaranty Life(a)	332	7,696
First American Financial Corp.	421	16,933
Hanover Insurance Group, Inc. (The)	159	13,455
Hartford Financial Services Group, Inc. (The)	1,761	78,153
Horace Mann Educators Corp.	280	9,461
Infinity Property & Casualty Corp.	60	4,840
Kemper Corp.	133	4,120
Lincoln National Corp.	1,144	44,353
Loews Corp.	1,183	48,609
Markel Corp.*	18	17,150
Marsh & McLennan Cos., Inc.	1,292	88,450
MBIA, Inc.*	699	4,774
Mercury General Corp.	128	6,804
MetLife, Inc.	6,135	244,357
National General Holdings Corp.	318	6,812
National Western Life Group, Inc. Class A	23	4,491
Navigators Group, Inc. (The)	39	3,587
Old Republic International Corp.	935	18,036
Primerica, Inc.	277	15,855
Principal Financial Group, Inc.	1,136	46,701
ProAssurance Corp.	235	12,584
Progressive Corp. (The)	2,018	67,603
Prudential Financial, Inc.	1,002	71,483
Reinsurance Group of America, Inc.	312	30,261
RLI Corp.	181	12,449
Selective Insurance Group, Inc.	193	7,375
State Auto Financial Corp.	203	4,448
Stewart Information Services Corp.	152	6,294
Torchmark Corp.	490	30,292
Travelers Cos., Inc. (The)	1,768	210,463
United Fire Group, Inc.	115	4,879
Universal Insurance Holdings, Inc.(a)	231	4,292
Unum Group	1,000	31,790
W.R. Berkley Corp.	440	26,365

Total Insurance		1,991,564

Internet & Catalog Retail - 0.3%
Expedia, Inc.	259	27,532
HSN, Inc.	78	3,817
Netflix, Inc.*	197	18,022
PetMed Express, Inc.(a)	448	8,404
Priceline Group, Inc. (The)*	105	131,083
TripAdvisor, Inc.*	115	7,394

Total Internet & Catalog Retail		196,252

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	165	9,229
Alphabet, Inc. Class A*	1,044	734,485
eBay, Inc.*	1,993	46,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Facebook, Inc. Class A*	1,446	$165,249
IAC/InterActiveCorp	168	9,458
j2 Global, Inc.	72	4,548
Stamps.com, Inc.*	79	6,906
VeriSign, Inc.*(a)	488	42,193
Yahoo!, Inc.*	395	14,836

Total Internet Software & Services		1,033,560

IT Services - 3.5%
Alliance Data Systems Corp.*	116	22,727
Automatic Data Processing, Inc.	935	85,899
Booz Allen Hamilton Holding Corp.	521	15,443
Broadridge Financial Solutions, Inc.	317	20,668
CACI International, Inc. Class A*	122	11,030
Cardtronics, Inc.*	95	3,782
Cognizant Technology Solutions Corp. Class A*	1,368	78,304
Computer Sciences Corp.	584	28,996
Convergys Corp.	282	7,050
CoreLogic, Inc.*	207	7,965
CSG Systems International, Inc.	159	6,409
DST Systems, Inc.	158	18,396
EPAM Systems, Inc.*	119	7,653
Euronet Worldwide, Inc.*	76	5,258
Fidelity National Information Services, Inc.	472	34,777
Fiserv, Inc.*	509	55,344
FleetCor Technologies, Inc.*	126	18,034
Gartner, Inc.*	147	14,319
Global Payments, Inc.	422	30,122
International Business Machines Corp.	5,079	770,891
Jack Henry & Associates, Inc.	203	17,716
ManTech International Corp. Class A	151	5,711
MasterCard, Inc. Class A	2,083	183,429
MAXIMUS, Inc.	120	6,644
NeuStar, Inc. Class A*(a)	444	10,438
Paychex, Inc.	712	42,364
Science Applications International Corp.	146	8,519
Sykes Enterprises, Inc.*	249	7,211
Syntel, Inc.*	260	11,768
TeleTech Holdings, Inc.	277	7,515
Teradata Corp.*	227	5,691
Total System Services, Inc.	422	22,412
Vantiv, Inc. Class A*	88	4,981
Visa, Inc. Class A	4,484	332,578
Western Union Co. (The)	2,565	49,197
WEX, Inc.*	74	6,562
Xerox Corp.	3,363	31,915

Total IT Services		1,997,718

Leisure Products - 0.3%
Brunswick Corp.	842	38,159
Hasbro, Inc.	370	31,076
Mattel, Inc.	914	28,599
Polaris Industries, Inc.	70	5,723
Smith & Wesson Holding Corp.*	527	14,324
Sturm Ruger & Co., Inc.	164	10,498
Vista Outdoor, Inc.*	376	17,947

Total Leisure Products		146,326

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	640	28,390
Bio-Rad Laboratories, Inc. Class A*	69	9,868
Bio-Techne Corp.	77	8,683
Bruker Corp.	289	6,572
Cambrex Corp.*	120	6,208
Charles River Laboratories International, Inc.*	153	12,613
Illumina, Inc.*	94	13,196
Luminex Corp.*	138	2,792
Mettler-Toledo International, Inc.*	51	18,611
PAREXEL International Corp.*	124	7,797
PerkinElmer, Inc.	274	14,363
Quintiles Transnational Holdings, Inc.*	317	20,707
Thermo Fisher Scientific, Inc.	640	94,567
Waters Corp.*	216	30,380

Total Life Sciences Tools & Services		274,747

Machinery - 2.2%
Actuant Corp. Class A	466	10,536
AGCO Corp.	589	27,760
Allison Transmission Holdings, Inc.	832	23,487
American Railcar Industries, Inc.(a)	57	2,250
Astec Industries, Inc.	85	4,773
Barnes Group, Inc.	159	5,266
Briggs & Stratton Corp.	344	7,286
Caterpillar, Inc.	2,701	204,763
Chart Industries, Inc.*	17	410
CLARCOR, Inc.	110	6,691
Cummins, Inc.	1,112	125,033
Deere & Co.	1,622	131,447
Donaldson Co., Inc.	89	3,058
Dover Corp.	473	32,788
EnPro Industries, Inc.	84	3,729
ESCO Technologies, Inc.	149	5,951
Federal Signal Corp.	215	2,769
Flowserve Corp.	599	27,057
Franklin Electric Co., Inc.	102	3,371
Global Brass & Copper Holdings, Inc.	201	5,485
Graco, Inc.	143	11,296
Greenbrier Cos., Inc. (The)(a)	118	3,437
Hillenbrand, Inc.	218	6,549
Hyster-Yale Materials Handling, Inc.	86	5,116
IDEX Corp.	189	15,517
Illinois Tool Works, Inc.	1,032	107,493
ITT, Inc.	318	10,170
John Bean Technologies Corp.	93	5,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Joy Global, Inc.	1,248	$26,383
Kennametal, Inc.	431	9,529
Lincoln Electric Holdings, Inc.	169	9,985
Lindsay Corp.(a)	26	1,764
Manitowoc Co., Inc. (The)	215	1,172
Manitowoc Foodservice, Inc.*	215	3,788
Meritor, Inc.*	444	3,197
Middleby Corp. (The)*	133	15,328
Mueller Industries, Inc.	215	6,854
Nordson Corp.	161	13,461
Oshkosh Corp.	463	22,090
PACCAR, Inc.	1,547	80,243
Parker-Hannifin Corp.	505	54,565
RBC Bearings, Inc.*	56	4,060
Rexnord Corp.*	8	157
Snap-on, Inc.	178	28,092
Standex International Corp.	42	3,470
Stanley Black & Decker, Inc.	354	39,372
Terex Corp.	537	10,907
Timken Co. (The)	646	19,806
Toro Co. (The)	162	14,288
TriMas Corp.*	112	2,016
Trinity Industries, Inc.	824	15,302
Wabash National Corp.*	451	5,728
WABCO Holdings, Inc.*	329	30,127
Wabtec Corp.	311	21,842
Woodward, Inc.	137	7,897
Xylem, Inc.	531	23,709

Total Machinery		1,274,313

Marine - 0.0%
Kirby Corp.*	291	18,156
Matson, Inc.	52	1,679

Total Marine		19,835

Media - 3.6%
AMC Entertainment Holdings, Inc. Class A	664	18,333
AMC Networks, Inc. Class A*	148	8,942
Cable One, Inc.	8	4,091
CBS Corp. Class B Non-Voting Shares	1,755	95,542
Cinemark Holdings, Inc.	275	10,027
Comcast Corp. Class A	7,324	477,452
Discovery Communications, Inc. Class A*	1,494	37,694
DISH Network Corp. Class A*	760	39,824
Entercom Communications Corp. Class A	437	5,930
Entravision Communications Corp. Class A	1,374	9,233
Gannett Co., Inc.	359	4,958
Interpublic Group of Cos., Inc. (The)	1,205	27,835
John Wiley & Sons, Inc. Class A	216	11,271
Meredith Corp.	175	9,084
MSG Networks, Inc. Class A*	437	6,704
National CineMedia, Inc.	248	3,839
New York Times Co. (The) Class A	276	3,340
Nexstar Broadcasting Group, Inc. Class A(a)	121	5,757
Omnicom Group, Inc.	699	56,962
Regal Entertainment Group Class A(a)	251	5,532
Scholastic Corp.	148	5,862
Scripps Networks Interactive, Inc. Class A	453	28,208
Sinclair Broadcast Group, Inc. Class A	250	7,465
Sirius XM Holdings, Inc.*(a)	5,500	21,725
Starz Class A*	488	14,601
TEGNA, Inc.	1,285	29,773
Time Warner, Inc.	2,821	207,456
Time, Inc.	366	6,024
Tribune Media Co. Class A	48	1,881
Twenty-First Century Fox, Inc. Class A	15,134	409,375
Viacom, Inc. Class B	2,392	99,196
Walt Disney Co. (The)	4,089	399,986

Total Media		2,073,902

Metals & Mining - 0.3%
Alcoa, Inc.	3,981	36,904
Carpenter Technology Corp.	7	231
Commercial Metals Co.	645	10,901
Compass Minerals International, Inc.	73	5,416
Gold Resource Corp.	914	3,281
Haynes International, Inc.	40	1,283
Materion Corp.	82	2,030
Newmont Mining Corp.	743	29,066
Nucor Corp.	928	45,853
Reliance Steel & Aluminum Co.	316	24,300
Steel Dynamics, Inc.	584	14,308
Worthington Industries, Inc.	248	10,490

Total Metals & Mining		184,063

Multi-Utilities - 1.1%
Ameren Corp.	838	44,900
Avista Corp.	161	7,213
Black Hills Corp.	69	4,350
CenterPoint Energy, Inc.	1,280	30,720
CMS Energy Corp.	769	35,266
Consolidated Edison, Inc.	1,122	90,254
Dominion Resources, Inc.	796	62,032
DTE Energy Co.	514	50,948
MDU Resources Group, Inc.	512	12,288
NiSource, Inc.	767	20,341
NorthWestern Corp.	126	7,947
Public Service Enterprise Group, Inc.	1,704	79,423
SCANA Corp.	506	38,284
Sempra Energy	717	81,752
TECO Energy, Inc.	606	16,750
Vectren Corp.	190	10,007
WEC Energy Group, Inc.	904	59,031

Total Multi-Utilities		651,506

Multiline Retail - 0.7%
Big Lots, Inc.	234	11,726
Dillard’s, Inc. Class A	87	5,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Dollar General Corp.	834	$78,396
Dollar Tree, Inc.*	434	40,900
Kohl’s Corp.	968	36,707
Macy’s, Inc.	2,053	69,001
Nordstrom, Inc.(a)	789	30,022
Target Corp.	1,888	131,820

Total Multiline Retail		403,844

Oil, Gas & Consumable Fuels - 4.8%
Alon USA Energy, Inc.	264	1,711
Antero Resources Corp.*	3,441	89,397
Chevron Corp.	3,997	419,006
Columbia Pipeline Group, Inc.	668	17,027
Concho Resources, Inc.*	264	31,487
CVR Energy, Inc.(a)	213	3,301
Delek U.S. Holdings, Inc.	301	3,976
EP Energy Corp. Class A*(a)	8,615	44,626
EQT Corp.	24	1,858
Exxon Mobil Corp.	14,177	1,328,952
Green Plains, Inc.	216	4,260
HollyFrontier Corp.	887	21,084
Kinder Morgan, Inc.	3,482	65,183
Marathon Petroleum Corp.	3,551	134,796
Memorial Resource Development Corp.*	136	2,160
Oasis Petroleum, Inc.*	520	4,857
ONEOK, Inc.	36	1,708
PDC Energy, Inc.*	77	4,436
Phillips 66	2,872	227,864
Pioneer Natural Resources Co.	164	24,798
Renewable Energy Group, Inc.*	666	5,881
RSP Permian, Inc.*	114	3,977
SM Energy Co.	157	4,239
Spectra Energy Corp.	1,349	49,414
Tesoro Corp.	712	53,343
Valero Energy Corp.	3,832	195,432
Western Refining, Inc.	744	15,349
Williams Cos., Inc. (The)	420	9,085
World Fuel Services Corp.	220	10,448
WPX Energy, Inc.*	765	7,122

Total Oil, Gas & Consumable Fuels		2,786,777

Paper & Forest Products - 0.0%
Boise Cascade Co.*	92	2,111
Clearwater Paper Corp.*	107	6,995
KapStone Paper and Packaging Corp.	488	6,349
PH Glatfelter Co.	215	4,205
Schweitzer-Mauduit International, Inc.	68	2,399

Total Paper & Forest Products		22,059

Personal Products - 0.2%
Coty, Inc. Class A(a)	104	2,703
Estee Lauder Cos., Inc. (The) Class A	803	73,089
Inter Parfums, Inc.	234	6,685
Medifast, Inc.	152	5,057
Nu Skin Enterprises, Inc. Class A(a)	297	13,718
Revlon, Inc. Class A*	8	258
USANA Health Sciences, Inc.*	62	6,909

Total Personal Products		108,419

Pharmaceuticals - 3.3%
Akorn, Inc.*	72	2,051
Bristol-Myers Squibb Co.	1,838	135,185
Depomed, Inc.*	312	6,122
Eli Lilly & Co.	1,727	136,001
Impax Laboratories, Inc.*	187	5,389
Johnson & Johnson	7,534	913,874
Lannett Co., Inc.*(a)	86	2,046
Merck & Co., Inc.	3,281	189,019
Pfizer, Inc.	13,920	490,123
Prestige Brands Holdings, Inc.*	168	9,307
Zoetis, Inc.	692	32,842

Total Pharmaceuticals		1,921,959

Professional Services - 0.3%
CBIZ, Inc.*	544	5,663
CEB, Inc.	71	4,379
Dun & Bradstreet Corp. (The)	140	17,058
Equifax, Inc.	231	29,660
FTI Consulting, Inc.*	111	4,515
Huron Consulting Group, Inc.*	84	5,075
IHS, Inc. Class A*	70	8,093
Insperity, Inc.	121	9,345
Kelly Services, Inc. Class A	150	2,846
Korn/Ferry International	148	3,064
ManpowerGroup, Inc.	330	21,232
Navigant Consulting, Inc.*	292	4,716
On Assignment, Inc.*	152	5,616
Robert Half International, Inc.	376	14,348
RPX Corp.*	380	3,485
TriNet Group, Inc.*	98	2,037
TrueBlue, Inc.*	171	3,235
Verisk Analytics, Inc.*	271	21,973
WageWorks, Inc.*	41	2,452

Total Professional Services		168,792

Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust	249	8,844
Agree Realty Corp.	73	3,521
Alexander’s, Inc.	9	3,683
Alexandria Real Estate Equities, Inc.	60	6,211
American Campus Communities, Inc.	120	6,344
American Tower Corp.	434	49,307
Apartment Investment & Management Co. Class A	440	19,430
Apple Hospitality REIT, Inc.(a)	307	5,775
AvalonBay Communities, Inc.	187	33,733
Boston Properties, Inc.	109	14,377
Brandywine Realty Trust	165	2,772
Brixmor Property Group, Inc.	101	2,672
Camden Property Trust	113	9,991
CBL & Associates Properties, Inc.	779	7,252
Chatham Lodging Trust	366	8,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Corporate Office Properties Trust	428	$12,656
Corrections Corp. of America	476	16,669
Cousins Properties, Inc.	193	2,007
Crown Castle International Corp.	277	28,096
DCT Industrial Trust, Inc.	123	5,909
Digital Realty Trust, Inc.	227	24,741
Douglas Emmett, Inc.	127	4,511
Duke Realty Corp.	639	17,036
Empire State Realty Trust, Inc. Class A	507	9,628
EPR Properties	200	16,136
Equity LifeStyle Properties, Inc.	73	5,844
Equity One, Inc.	136	4,376
Equity Residential	352	24,246
Essex Property Trust, Inc.	19	4,334
Extra Space Storage, Inc.	197	18,230
Federal Realty Investment Trust	62	10,264
First Industrial Realty Trust, Inc.	151	4,201
Gaming and Leisure Properties, Inc.	418	14,413
General Growth Properties, Inc.	1,837	54,779
Geo Group, Inc. (The)	166	5,674
HCP, Inc.	1,315	46,525
Healthcare Realty Trust, Inc.	120	4,199
Healthcare Trust of America, Inc. Class A	126	4,075
Hersha Hospitality Trust	319	5,471
Highwoods Properties, Inc.	220	11,616
Hospitality Properties Trust	324	9,331
Host Hotels & Resorts, Inc.	2,581	41,838
Iron Mountain, Inc.	567	22,584
Kilroy Realty Corp.	124	8,220
Kimco Realty Corp.	1,104	34,643
Lamar Advertising Co. Class A	118	7,823
LaSalle Hotel Properties	734	17,308
Lexington Realty Trust	197	1,992
Liberty Property Trust	301	11,956
LTC Properties, Inc.	92	4,759
Macerich Co. (The)	1,015	86,671
Medical Properties Trust, Inc.	509	7,742
Mid-America Apartment Communities, Inc.	73	7,767
Monogram Residential Trust, Inc.	247	2,522
National Health Investors, Inc.	136	10,212
National Retail Properties, Inc.	261	13,499
Omega Healthcare Investors, Inc.	338	11,475
Outfront Media, Inc.	488	11,795
Parkway Properties, Inc.	139	2,325
Physicians Realty Trust	184	3,866
Piedmont Office Realty Trust, Inc. Class A	313	6,742
Post Properties, Inc.	196	11,966
Potlatch Corp.	159	5,422
Prologis, Inc.	1,474	72,285
PS Business Parks, Inc.	35	3,713
Public Storage	254	64,920
Ramco-Gershenson Properties Trust	141	2,765
Rayonier, Inc.	544	14,275
Realty Income Corp.	355	24,623
Regency Centers Corp.	104	8,708
Retail Opportunity Investments Corp.	375	8,126
RLJ Lodging Trust	459	9,846
Ryman Hospitality Properties, Inc.	72	3,647
Sabra Health Care REIT, Inc.	152	3,136
Select Income REIT	356	9,252
Senior Housing Properties Trust	1,123	23,392
Simon Property Group, Inc.	396	85,892
SL Green Realty Corp.	136	14,480
Sovran Self Storage, Inc.	60	6,295
Spirit Realty Capital, Inc.	189	2,413
STORE Capital Corp.	75	2,209
Sunstone Hotel Investors, Inc.	523	6,313
Tanger Factory Outlet Centers, Inc.	288	11,572
UDR, Inc.	325	11,999
Universal Health Realty Income Trust	153	8,749
Urban Edge Properties	171	5,106
Ventas, Inc.	744	54,178
Vornado Realty Trust	116	11,614
W.P. Carey, Inc.	111	7,706
Weingarten Realty Investors	424	17,308
Welltower, Inc.	448	34,124
Weyerhaeuser Co.	1,827	54,390

Total Real Estate Investment Trusts (REITs)		1,463,087

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	848	22,455
HFF, Inc. Class A	151	4,361
Jones Lang LaSalle, Inc.	120	11,694
Realogy Holdings Corp.*	360	10,447

Total Real Estate Management & Development		48,957

Road & Rail - 1.2%
AMERCO	72	26,968
ArcBest Corp.	122	1,983
Avis Budget Group, Inc.*	136	4,383
CSX Corp.	3,855	100,538
Genesee & Wyoming, Inc. Class A*	252	14,855
Heartland Express, Inc.(a)	264	4,591
JB Hunt Transport Services, Inc.	239	19,342
Kansas City Southern	345	31,081
Knight Transportation, Inc.	261	6,937
Landstar System, Inc.	202	13,869
Norfolk Southern Corp.	1,080	91,940
Old Dominion Freight Line, Inc.*	292	17,611
Ryder System, Inc.	216	13,206
Saia, Inc.*	104	2,615
Swift Transportation Co.*(a)	1,256	19,355
Union Pacific Corp.	3,306	288,449
Werner Enterprises, Inc.	247	5,674
YRC Worldwide, Inc.*	127	1,118

Total Road & Rail		664,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc.*	1,290	$7,418
Analog Devices, Inc.	569	32,228
Applied Materials, Inc.	3,398	81,450
Brooks Automation, Inc.	432	4,847
Cabot Microelectronics Corp.	42	1,778
Cirrus Logic, Inc.*	350	13,577
Diodes, Inc.*	191	3,589
Entegris, Inc.*	441	6,381
First Solar, Inc.*	520	25,210
Integrated Device Technology, Inc.*	261	5,254
Intel Corp.	17,391	570,425
KLA-Tencor Corp.	440	32,230
Lam Research Corp.	400	33,624
Linear Technology Corp.	472	21,962
Maxim Integrated Products, Inc.	720	25,697
Microchip Technology, Inc.	488	24,771
Micron Technology, Inc.*	10,384	142,884
MKS Instruments, Inc.	169	7,277
NVIDIA Corp.	1,530	71,925
ON Semiconductor Corp.*	761	6,712
Qorvo, Inc.*	73	4,034
QUALCOMM, Inc.	6,616	354,419
Silicon Laboratories, Inc.*	45	2,193
Skyworks Solutions, Inc.	385	24,363
SunPower Corp.*(a)	280	4,337
Synaptics, Inc.*	109	5,859
Teradyne, Inc.	662	13,035
Tessera Technologies, Inc.	88	2,696
Texas Instruments, Inc.	2,493	156,186
Xilinx, Inc.	765	35,289

Total Semiconductors & Semiconductor Equipment		1,721,650

Software - 3.0%
ACI Worldwide, Inc.*	329	6,419
Activision Blizzard, Inc.	1,717	68,045
Adobe Systems, Inc.*	210	20,116
ANSYS, Inc.*	141	12,796
Aspen Technology, Inc.*	181	7,283
CA, Inc.	1,336	43,861
Cadence Design Systems, Inc.*	305	7,412
Citrix Systems, Inc.*	232	18,581
Ebix, Inc.(a)	358	17,148
Electronic Arts, Inc.*	457	34,622
Fair Isaac Corp.	106	11,979
Fortinet, Inc.*	83	2,622
Intuit, Inc.	445	49,666
Manhattan Associates, Inc.*	154	9,876
Mentor Graphics Corp.	280	5,953
Microsoft Corp.	15,309	783,362
Oracle Corp.	12,846	525,787
Progress Software Corp.*	192	5,272
PTC, Inc.*	238	8,944
Red Hat, Inc.*	173	12,560
SS&C Technologies Holdings, Inc.	212	5,953
Symantec Corp.	1,480	30,399
Synopsys, Inc.*	289	15,629
TiVo, Inc.*	602	5,960
Tyler Technologies, Inc.*	50	8,335
VMware, Inc. Class A*(a)	456	26,092

Total Software		1,744,672

Specialty Retail - 2.5%
Aaron’s, Inc.	241	5,276
Abercrombie & Fitch Co. Class A	208	3,705
Advance Auto Parts, Inc.	140	22,628
American Eagle Outfitters, Inc.	503	8,013
Asbury Automotive Group, Inc.*	105	5,538
Ascena Retail Group, Inc.*	428	2,992
AutoNation, Inc.*	305	14,329
AutoZone, Inc.*	88	69,858
Bed Bath & Beyond, Inc.	605	26,148
Best Buy Co., Inc.	1,484	45,410
Buckle, Inc. (The)(a)	171	4,444
Cabela’s, Inc.*	132	6,608
Caleres, Inc.	102	2,469
CarMax, Inc.*	635	31,134
Cato Corp. (The) Class A	156	5,884
Chico’s FAS, Inc.	632	6,769
Children’s Place, Inc. (The)	70	5,613
Conn’s, Inc.*(a)	248	1,865
CST Brands, Inc.	257	11,072
Dick’s Sporting Goods, Inc.	540	24,332
DSW, Inc. Class A	671	14,212
Express, Inc.*	434	6,297
Finish Line, Inc. (The) Class A	178	3,594
Five Below, Inc.*	122	5,662
Foot Locker, Inc.	463	25,400
Francesca’s Holdings Corp.*	202	2,232
GameStop Corp. Class A(a)	692	18,393
Gap, Inc. (The)	880	18,674
Genesco, Inc.*	45	2,894
GNC Holdings, Inc. Class A	403	9,789
Group 1 Automotive, Inc.	42	2,073
Guess?, Inc.	489	7,360
Hibbett Sports, Inc.*	8	278
Home Depot, Inc. (The)	2,904	370,812
L Brands, Inc.	579	38,868
Lithia Motors, Inc. Class A	86	6,112
Lowe’s Cos., Inc.	2,004	158,657
Mattress Firm Holding Corp.*(a)	94	3,154
Michaels Cos., Inc. (The)*	440	12,514
Monro Muffler Brake, Inc.	47	2,987
Murphy USA, Inc.*	161	11,940
O’Reilly Automotive, Inc.*	200	54,220
Outerwall, Inc.(a)	126	5,292
Penske Automotive Group, Inc.	326	10,256
Rent-A-Center, Inc.	315	3,868
Restoration Hardware Holdings, Inc.*(a)	40	1,147
Ross Stores, Inc.	968	54,876
Sally Beauty Holdings, Inc.*	561	16,499
Select Comfort Corp.*	188	4,019
Sonic Automotive, Inc. Class A	272	4,654
Staples, Inc.	1,184	10,206
Tailored Brands, Inc.	88	1,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
Tiffany & Co.	360	$21,830
TJX Cos., Inc. (The)	1,688	130,364
Tractor Supply Co.	201	18,327
Ulta Salon Cosmetics & Fragrance, Inc.*	97	23,633
Urban Outfitters, Inc.*	207	5,693
Vitamin Shoppe, Inc.*	44	1,345
Williams-Sonoma, Inc.	215	11,208
Zumiez, Inc.*	124	1,774

Total Specialty Retail		1,406,314

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	24,522	2,344,303
Diebold, Inc.	143	3,551
Electronics For Imaging, Inc.*	115	4,950
EMC Corp.	4,747	128,976
HP, Inc.	18,965	238,011
NetApp, Inc.	960	23,606
Western Digital Corp.	1,193	56,381

Total Technology Hardware, Storage & Peripherals		2,799,778

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	113	12,031
Coach, Inc.	1,069	43,551
Columbia Sportswear Co.	109	6,272
Deckers Outdoor Corp.*	40	2,301
G-III Apparel Group Ltd.*	60	2,743
Hanesbrands, Inc.	754	18,948
Iconix Brand Group, Inc.*(a)	200	1,352
Kate Spade & Co.*	389	8,017
NIKE, Inc. Class B	2,988	164,938
PVH Corp.	366	34,488
Ralph Lauren Corp.	270	24,197
Skechers U.S.A., Inc. Class A*	293	8,708
Steven Madden Ltd.*	216	7,383
Tumi Holdings, Inc.*	125	3,343
Under Armour, Inc. Class A*(a)	142	5,698
Under Armour, Inc. Class C*	143	5,206
Vera Bradley, Inc.*	178	2,522
VF Corp.	997	61,306
Wolverine World Wide, Inc.	150	3,048

Total Textiles, Apparel & Luxury Goods		416,052

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	393	6,025
BofI Holding, Inc.*(a)	298	5,278
Capitol Federal Financial, Inc.	269	3,753
Dime Community Bancshares, Inc.	77	1,310
EverBank Financial Corp.	344	5,112
Flagstar Bancorp, Inc.*	311	7,591
HomeStreet, Inc.*	201	4,004
MGIC Investment Corp.*	5,916	35,200
New York Community Bancorp, Inc.	1,513	22,680
Northwest Bancshares, Inc.	390	5,784
Provident Financial Services, Inc.	249	4,890
Radian Group, Inc.	3,272	34,094
Territorial Bancorp, Inc.	168	4,447
TFS Financial Corp.	208	3,582
Walker & Dunlop, Inc.*	103	2,346
Washington Federal, Inc.	420	10,189
WSFS Financial Corp.	144	4,635

Total Thrifts & Mortgage Finance		160,920

Tobacco - 1.6%
Altria Group, Inc.	4,857	334,939
Philip Morris International, Inc.	4,360	443,499
Reynolds American, Inc.	2,780	149,925
Universal Corp.	115	6,640
Vector Group Ltd.	104	2,332

Total Tobacco		937,335

Trading Companies & Distributors - 0.3%
Air Lease Corp.	388	10,391
Applied Industrial Technologies, Inc.	185	8,351
Beacon Roofing Supply, Inc.*	148	6,729
CAI International, Inc.*	121	907
DXP Enterprises, Inc.*	88	1,314
Fastenal Co.	579	25,702
GATX Corp.	211	9,278
HD Supply Holdings, Inc.*	119	4,144
Kaman Corp.	80	3,402
MRC Global, Inc.*	409	5,812
MSC Industrial Direct Co., Inc. Class A	165	11,642
Rush Enterprises, Inc. Class A*	146	3,146
TAL International Group, Inc.	66	885
United Rentals, Inc.*	397	26,639
W.W. Grainger, Inc.	171	38,860
Watsco, Inc.	74	10,411
WESCO International, Inc.*	7	360

Total Trading Companies & Distributors		167,973

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	376	5,046

Water Utilities - 0.1%
American States Water Co.	162	7,099
American Water Works Co., Inc.	432	36,508
Aqua America, Inc.	463	16,511
California Water Service Group	317	11,073

Total Water Utilities		71,191

Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	287	5,500
T-Mobile U.S., Inc.*	676	29,251

Total Wireless Telecommunication Services		34,751

Total United States		57,454,845

TOTAL COMMON STOCKS (Cost: $54,934,605)		57,477,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $502,171)(c)	502,171	$502,171

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $55,436,776)		57,979,938
Liabilities in Excess of Cash and Other Assets - (0.8)%		(456,990)

NET ASSETS - 100.0%		$57,522,948

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)

At June 30, 2016, the total market value of the Fund’s securities on loan was $534,268 and the total market value of the collateral held by the Fund was $549,035. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,864.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 7.6%
B/E Aerospace, Inc.	8,051	$371,755
Boeing Co. (The)	72,096	9,363,108
BWX Technologies, Inc.	3,453	123,514
Hexcel Corp.	3,363	140,035
Honeywell International, Inc.	79,832	9,286,058
Huntington Ingalls Industries, Inc.	3,112	522,909
Lockheed Martin Corp.	39,960	9,916,873
Northrop Grumman Corp.	13,400	2,978,552
Orbital ATK, Inc.	2,998	255,250
Raytheon Co.	27,314	3,713,338
Rockwell Collins, Inc.	8,171	695,679
United Technologies Corp.	104,283	10,694,222

Total Aerospace & Defense		48,061,293

Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	15,081	1,119,764
Expeditors International of Washington, Inc.	12,333	604,810
FedEx Corp.	8,312	1,261,595
United Parcel Service, Inc. Class B	89,170	9,605,393

Total Air Freight & Logistics		12,591,562

Airlines - 0.2%
Alaska Air Group, Inc.	5,353	312,026
Allegiant Travel Co.	476	72,114
Southwest Airlines Co.	19,399	760,635

Total Airlines		1,144,775

Auto Components - 0.1%
BorgWarner, Inc.	10,751	317,370
Gentex Corp.	23,809	367,849
Lear Corp.	2,392	243,410

Total Auto Components		928,629

Automobiles - 2.5%
Ford Motor Co.	639,120	8,033,738
General Motors Co.	242,110	6,851,713
Harley-Davidson, Inc.	19,493	883,033
Thor Industries, Inc.	4,262	275,922

Total Automobiles		16,044,406

Banks - 0.1%
First Republic Bank	5,660	396,143

Beverages - 4.8%
Brown-Forman Corp. Class A	4,465	482,354
Brown-Forman Corp. Class B	7,166	714,880
Coca-Cola Co. (The)	581,225	26,346,929
Constellation Brands, Inc. Class A	6,578	1,088,001
Dr. Pepper Snapple Group, Inc.	17,199	1,661,940

Total Beverages		30,294,104

Biotechnology - 5.8%
AbbVie, Inc.	295,014	18,264,317
Amgen, Inc.	66,089	10,055,441
Gilead Sciences, Inc.	105,937	8,837,265

Total Biotechnology		37,157,023

Building Products - 0.2%
A.O. Smith Corp.	3,247	286,093
Lennox International, Inc.	2,075	295,895
Masco Corp.	18,808	581,920
Owens Corning	7,214	371,665

Total Building Products		1,535,573

Capital Markets - 1.4%
Ameriprise Financial, Inc.	19,063	1,712,810
Charles Schwab Corp. (The)	42,718	1,081,193
Eaton Vance Corp.	16,514	583,605
Federated Investors, Inc. Class B	15,311	440,651
Janus Capital Group, Inc.	20,300	282,576
LPL Financial Holdings, Inc.(a)	9,204	207,366
Raymond James Financial, Inc.	8,527	420,381
SEI Investments Co.	6,801	327,196
T. Rowe Price Group, Inc.	31,667	2,310,741
TD Ameritrade Holding Corp.	45,529	1,296,438

Total Capital Markets		8,662,957

Chemicals - 2.6%
CF Industries Holdings, Inc.	29,341	707,118
Ecolab, Inc.	14,845	1,760,617
FMC Corp.	10,096	467,546
International Flavors & Fragrances, Inc.	6,704	845,173
Monsanto Co.	43,397	4,487,684
NewMarket Corp.	869	360,096
PolyOne Corp.	5,410	190,648
PPG Industries, Inc.	16,807	1,750,449
Praxair, Inc.	33,229	3,734,607
Scotts Miracle-Gro Co. (The) Class A	7,500	524,325
Sherwin-Williams Co. (The)	4,080	1,198,174
Valspar Corp. (The)	5,331	575,908

Total Chemicals		16,602,345

Commercial Services & Supplies - 0.2%
Cintas Corp.	5,297	519,794
Deluxe Corp.	4,672	310,081
Healthcare Services Group, Inc.	6,409	265,204
Rollins, Inc.	11,506	336,781

Total Commercial Services & Supplies		1,431,860

Communications Equipment - 2.0%
Cisco Systems, Inc.	430,772	12,358,849
Harris Corp.	7,945	662,931

Total Communications Equipment		13,021,780

Construction & Engineering - 0.0%
EMCOR Group, Inc.	1,601	78,865
Valmont Industries, Inc.	1,465	198,171

Total Construction & Engineering		277,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2016

Investments	Shares	Value
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,239	$621,888

Consumer Finance - 0.7%
American Express Co.	70,908	4,308,370

Containers & Packaging - 0.2%
AptarGroup, Inc.	4,474	354,028
Graphic Packaging Holding Co.	22,054	276,557
Packaging Corp. of America	14,017	938,158

Total Containers & Packaging		1,568,743

Distributors - 0.3%
Genuine Parts Co.	16,286	1,648,957
Pool Corp.	2,158	202,917

Total Distributors		1,851,874

Diversified Consumer Services - 0.1%
H&R Block, Inc.	25,929	596,367

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	4,814	320,709
FactSet Research Systems, Inc.	1,832	295,721
Intercontinental Exchange, Inc.	5,751	1,472,026
MarketAxess Holdings, Inc.	1,130	164,302
Morningstar, Inc.	1,703	139,271
MSCI, Inc.	5,521	425,780
S&P Global, Inc.	16,424	1,761,638

Total Diversified Financial Services		4,579,447

Electrical Equipment - 1.4%
Acuity Brands, Inc.	452	112,078
AMETEK, Inc.	6,725	310,897
Emerson Electric Co.	117,093	6,107,571
EnerSys	2,400	142,728
Hubbell, Inc.	5,859	617,949
Rockwell Automation, Inc.	16,121	1,851,013

Total Electrical Equipment		9,142,236

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	8,517	488,280
Belden, Inc.	427	25,778
Cognex Corp.	1,670	71,977
FEI Co.	1,735	185,437
FLIR Systems, Inc.	5,620	173,939
National Instruments Corp.	8,909	244,106

Total Electronic Equipment, Instruments & Components		1,189,517

Energy Equipment & Services - 0.6%
Halliburton Co.	71,373	3,232,483
Oceaneering International, Inc.	11,800	352,348

Total Energy Equipment & Services		3,584,831

Food & Staples Retailing - 3.6%
Casey’s General Stores, Inc.	1,261	165,834
Costco Wholesale Corp.	18,773	2,948,112
CVS Health Corp.	71,187	6,815,443
Kroger Co. (The)	42,615	1,567,806
PriceSmart, Inc.	1,129	105,641
Sysco Corp.	73,398	3,724,215
Walgreens Boots Alliance, Inc.	82,162	6,841,630
Whole Foods Market, Inc.	23,271	745,137

Total Food & Staples Retailing		22,913,818

Food Products - 2.7%
Campbell Soup Co.	31,306	2,082,788
Flowers Foods, Inc.	24,620	461,625
General Mills, Inc.	77,557	5,531,365
Hershey Co. (The)	17,776	2,017,398
Hormel Foods Corp.	34,092	1,247,767
Ingredion, Inc.	5,763	745,790
Kellogg Co.	43,166	3,524,504
Lancaster Colony Corp.	2,237	285,464
McCormick & Co., Inc. Non-Voting Shares	10,289	1,097,528

Total Food Products		16,994,229

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	138,264	5,435,158
Baxter International, Inc.	29,392	1,329,106
Becton, Dickinson and Co.	15,738	2,669,007
C.R. Bard, Inc.	1,697	399,067
Cantel Medical Corp.	314	21,581
Cooper Cos., Inc. (The)	30	5,147
DENTSPLY SIRONA, Inc.	3,061	189,904
ResMed, Inc.	12,950	818,829
St. Jude Medical, Inc.	23,158	1,806,324
Stryker Corp.	23,965	2,871,726
West Pharmaceutical Services, Inc.	2,442	185,299
Zimmer Biomet Holdings, Inc.	7,775	935,955

Total Health Care Equipment & Supplies		16,667,103

Health Care Providers & Services - 2.8%
Aetna, Inc.	14,251	1,740,475
Cardinal Health, Inc.	25,467	1,986,681
Chemed Corp.	432	58,886
Cigna Corp.	302	38,653
HealthSouth Corp.	10,404	403,883
Humana, Inc.	4,250	764,490
McKesson Corp.	5,802	1,082,943
Patterson Cos., Inc.	8,753	419,181
Quest Diagnostics, Inc.	13,772	1,121,179
UnitedHealth Group, Inc.	70,427	9,944,292
Universal Health Services, Inc. Class B	1,228	164,675

Total Health Care Providers & Services		17,725,338

Hotels, Restaurants & Leisure - 5.3%
Churchill Downs, Inc.	514	64,949
Cracker Barrel Old Country Store, Inc.(a)	3,150	540,130
Darden Restaurants, Inc.	18,305	1,159,439
Dunkin’ Brands Group, Inc.	8,829	385,121
Hilton Worldwide Holdings, Inc.	46,886	1,056,342
Jack in the Box, Inc.	1,986	170,637
Las Vegas Sands Corp.	187,189	8,140,850
McDonald’s Corp.	105,012	12,637,144
Starbucks Corp.	73,925	4,222,596
Starwood Hotels & Resorts Worldwide, Inc.	13,771	1,018,365
Wyndham Worldwide Corp.	9,802	698,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2016

Investments	Shares	Value
Yum! Brands, Inc.	41,628	$3,451,794

Total Hotels, Restaurants & Leisure		33,545,563

Household Durables - 0.6%
D.R. Horton, Inc.	14,060	442,609
Harman International Industries, Inc.	4,011	288,070
Lennar Corp. Class A	2,325	107,183
Newell Brands, Inc.	16,580	805,291
PulteGroup, Inc.	24,049	468,715
Tupperware Brands Corp.	9,137	514,230
Whirlpool Corp.	7,202	1,200,141

Total Household Durables		3,826,239

Household Products - 2.2%
Church & Dwight Co., Inc.	9,030	929,097
Colgate-Palmolive Co.	89,518	6,552,717
Kimberly-Clark Corp.	45,950	6,317,206

Total Household Products		13,799,020

Industrial Conglomerates - 2.3%
3M Co.	69,721	12,209,541
Carlisle Cos., Inc.	3,709	391,967
Danaher Corp.	16,938	1,710,738
Roper Technologies, Inc.	2,371	404,398

Total Industrial Conglomerates		14,716,644

Insurance - 0.6%
AmTrust Financial Services, Inc.	14,564	356,818
Marsh & McLennan Cos., Inc.	50,554	3,460,927

Total Insurance		3,817,745

Internet & Catalog Retail - 0.1%
Expedia, Inc.	3,298	350,577
HSN, Inc.	5,331	260,846

Total Internet & Catalog Retail		611,423

Internet Software & Services - 0.0%
j2 Global, Inc.	1,942	122,676

IT Services - 4.3%
Automatic Data Processing, Inc.	30,935	2,841,998
Booz Allen Hamilton Holding Corp.	7,205	213,556
Broadridge Financial Solutions, Inc.	7,119	464,159
DST Systems, Inc.	1,053	122,601
Fidelity National Information Services, Inc.	12,566	925,863
Global Payments, Inc.	644	45,969
International Business Machines Corp.	99,246	15,063,558
Jack Henry & Associates, Inc.	2,643	230,655
MasterCard, Inc. Class A	19,635	1,729,058
MAXIMUS, Inc.	402	22,259
Paychex, Inc.	30,705	1,826,947
Total System Services, Inc.	3,778	200,649
Visa, Inc. Class A	37,977	2,816,754
Western Union Co. (The)	44,694	857,231

Total IT Services		27,361,257

Leisure Products - 0.3%
Brunswick Corp.	4,065	184,226
Hasbro, Inc.	12,595	1,057,854
Polaris Industries, Inc.	5,637	460,881

Total Leisure Products		1,702,961

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	16,092	713,841
Bio-Techne Corp.	2,327	262,416

Total Life Sciences Tools & Services		976,257

Machinery - 4.3%
AGCO Corp.	3,760	177,209
Allison Transmission Holdings, Inc.	17,170	484,709
Caterpillar, Inc.	117,310	8,893,271
CLARCOR, Inc.	3,890	236,629
Cummins, Inc.	33,774	3,797,548
Donaldson Co., Inc.	14,446	496,365
Dover Corp.	18,154	1,258,435
Flowserve Corp.	9,972	450,435
Graco, Inc.	4,053	320,146
IDEX Corp.	5,468	448,923
Illinois Tool Works, Inc.	37,499	3,905,896
ITT, Inc.	4,913	157,118
Lincoln Electric Holdings, Inc.	7,266	429,275
Nordson Corp.	3,849	321,815
PACCAR, Inc.	30,878	1,601,642
Parker-Hannifin Corp.	15,340	1,657,487
Stanley Black & Decker, Inc.	13,239	1,472,442
Toro Co. (The)	3,195	281,799
Trinity Industries, Inc.	12,639	234,706
Wabtec Corp.	1,839	129,153
Xylem, Inc.	12,039	537,541

Total Machinery		27,292,544

Media - 4.5%
CBS Corp. Class B Non-Voting Shares	20,863	1,135,782
Cinemark Holdings, Inc.	13,195	481,090
Comcast Corp. Class A	157,040	10,237,438
Scripps Networks Interactive, Inc. Class A	5,813	361,975
Time Warner, Inc.	63,748	4,688,028
Twenty-First Century Fox, Inc. Class A	47,764	1,292,016
Twenty-First Century Fox, Inc. Class B	31,825	867,231
Viacom, Inc. Class B	50,013	2,074,039
Walt Disney Co. (The)	75,395	7,375,139

Total Media		28,512,738

Multiline Retail - 0.6%
Dollar General Corp.	13,638	1,281,972
Macy’s, Inc.	45,918	1,543,304
Nordstrom, Inc.(a)	18,799	715,302

Total Multiline Retail		3,540,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2016

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	8,504	$218,893
CVR Energy, Inc.(a)	17,730	274,815
EQT Corp.	1,522	117,849
HollyFrontier Corp.	23,978	569,957
Tesoro Corp.	10,341	774,748
Western Refining, Inc.(a)	15,337	316,402

Total Oil, Gas & Consumable Fuels		2,272,664

Personal Products - 0.3%
Edgewell Personal Care Co.*	6,838	577,195
Estee Lauder Cos., Inc. (The) Class A	13,391	1,218,849

Total Personal Products		1,796,044

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	156,250	11,492,187
Eli Lilly & Co.	113,883	8,968,286
Zoetis, Inc.	15,286	725,474

Total Pharmaceuticals		21,185,947

Professional Services - 0.2%
Equifax, Inc.	5,532	710,309
ManpowerGroup, Inc.	5,987	385,203
Robert Half International, Inc.	9,556	364,657

Total Professional Services		1,460,169

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	659	64,220

Road & Rail - 1.6%
JB Hunt Transport Services, Inc.	5,551	449,243
Kansas City Southern	8,303	748,017
Landstar System, Inc.	889	61,039
Union Pacific Corp.	104,189	9,090,490

Total Road & Rail		10,348,789

Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	23,310	1,320,278
Applied Materials, Inc.	69,667	1,669,918
Intel Corp.	349,598	11,466,814
KLA-Tencor Corp.	12,600	922,950
Linear Technology Corp.	17,654	821,441
Monolithic Power Systems, Inc.	1,238	84,580
NVIDIA Corp.	20,375	957,829
QUALCOMM, Inc.	160,846	8,616,520
Skyworks Solutions, Inc.	6,558	414,990
Teradyne, Inc.	6,889	135,644
Texas Instruments, Inc.	72,635	4,550,583
Xilinx, Inc.	17,534	808,844

Total Semiconductors & Semiconductor Equipment		31,770,391

Software - 4.7%
Activision Blizzard, Inc.	11,630	460,897
Blackbaud, Inc.	882	59,888
Intuit, Inc.	8,800	982,168
Microsoft Corp.	401,266	20,532,781
Oracle Corp.	181,939	7,446,763
SS&C Technologies Holdings, Inc.	4,060	114,005

Total Software		29,596,502

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	478	77,259
American Eagle Outfitters, Inc.	23,218	369,863
CST Brands, Inc.	1,692	72,891
Dick’s Sporting Goods, Inc.	4,908	221,155
Foot Locker, Inc.	7,970	437,234
Gap, Inc. (The)	53,308	1,131,196
Home Depot, Inc. (The)	85,590	10,928,987
Lithia Motors, Inc. Class A	562	39,941
Lowe’s Cos., Inc.	51,621	4,086,835
Penske Automotive Group, Inc.	7,509	236,233
Ross Stores, Inc.	13,156	745,814
Tiffany & Co.	10,296	624,349
TJX Cos., Inc. (The)	29,913	2,310,181
Tractor Supply Co.	4,657	424,625
Williams-Sonoma, Inc.	7,671	399,889

Total Specialty Retail		22,106,452

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	191,668	18,323,461

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	1,991	211,982
Coach, Inc.	45,804	1,866,055
Columbia Sportswear Co.	4,027	231,713
Hanesbrands, Inc.	19,937	501,017
NIKE, Inc. Class B	51,187	2,825,522
Ralph Lauren Corp.	3,987	357,315
VF Corp.	38,210	2,349,533

Total Textiles, Apparel & Luxury Goods		8,343,137

Tobacco - 5.3%
Altria Group, Inc.	335,884	23,162,561
Reynolds American, Inc.	197,640	10,658,725

Total Tobacco		33,821,286

Trading Companies & Distributors - 0.6%
Fastenal Co.	35,105	1,558,311
MSC Industrial Direct Co., Inc. Class A	6,196	437,190
W.W. Grainger, Inc.	6,568	1,492,578
Watsco, Inc.	2,932	412,503

Total Trading Companies & Distributors		3,900,582

TOTAL COMMON STOCKS (Cost: $611,472,805)		634,708,536

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $1,715,979)(c)	1,715,979	1,715,979

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $613,188,784)		636,424,515
Liabilities in Excess of Cash and Other Assets - (0.1)%		(643,934)

NET ASSETS - 100.0%		$635,780,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2016

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)

At June 30, 2016, the total market value of the Fund’s securities on loan was $1,680,394 and the total market value of the collateral held by the Fund was $1,723,239. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,260.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.4%
HEICO Corp.	519	$34,674
HEICO Corp. Class A	858	46,032
National Presto Industries, Inc.(a)	551	51,987
Triumph Group, Inc.	1,450	51,475

Total Aerospace & Defense		184,168

Air Freight & Logistics - 0.3%
Forward Air Corp.	2,292	102,063
Park-Ohio Holdings Corp.	1,152	32,578

Total Air Freight & Logistics		134,641

Auto Components - 1.0%
Cooper Tire & Rubber Co.	3,971	118,415
Dana Holding Corp.	16,936	178,844
Standard Motor Products, Inc.	2,270	90,301
Strattec Security Corp.	224	9,132

Total Auto Components		396,692

Automobiles - 0.2%
Winnebago Industries, Inc.	3,410	78,157

Banks - 3.0%
Access National Corp.	2,293	44,736
BancFirst Corp.	2,599	156,772
BBCN Bancorp, Inc.	18,284	272,797
Central Pacific Financial Corp.	7,567	178,581
Great Southern Bancorp, Inc.	2,319	85,733
Hanmi Financial Corp.	5,307	124,662
Independent Bank Corp.	4,146	60,159
ServisFirst Bancshares, Inc.(a)	1,188	58,675
United Community Banks, Inc.	6,959	127,280
Wilshire Bancorp, Inc.	14,706	153,237

Total Banks		1,262,632

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	342	50,435

Building Products - 1.4%
AAON, Inc.	3,502	96,340
Apogee Enterprises, Inc.	1,882	87,231
Insteel Industries, Inc.	727	20,785
Simpson Manufacturing Co., Inc.	6,024	240,779
Universal Forest Products, Inc.	1,579	146,357

Total Building Products		591,492

Capital Markets - 3.6%
Arlington Asset Investment Corp. Class A(a)	25,846	336,256
Cohen & Steers, Inc.	13,297	537,731
Evercore Partners, Inc. Class A	7,991	353,122
Financial Engines, Inc.	3,687	95,383
GAMCO Investors, Inc. Class A	481	15,762
Pzena Investment Management, Inc. Class A	1,885	14,345
Westwood Holdings Group, Inc.	2,812	145,662

Total Capital Markets		1,498,261

Chemicals - 6.2%
A. Schulman, Inc.	7,039	171,892
Axiall Corp.	24,922	812,706
Balchem Corp.	1,313	78,321
Calgon Carbon Corp.	5,475	71,996
Chase Corp.	842	49,737
FutureFuel Corp.	6,841	74,430
H.B. Fuller Co.	6,337	278,765
Hawkins, Inc.	1,937	84,085
Innophos Holdings, Inc.	10,765	454,391
Innospec, Inc.	2,343	107,755
Minerals Technologies, Inc.	1,109	62,991
Quaker Chemical Corp.	1,894	168,945
Stepan Co.	2,963	176,387

Total Chemicals		2,592,401

Commercial Services & Supplies - 6.8%
ABM Industries, Inc.	8,437	307,782
Essendant, Inc.	4,297	131,316
G&K Services, Inc. Class A	3,168	242,574
Herman Miller, Inc.	7,938	237,267
HNI Corp.	8,280	384,937
Knoll, Inc.	7,758	188,364
Matthews International Corp. Class A	2,371	131,922
McGrath RentCorp	6,224	190,392
Mobile Mini, Inc.	7,114	246,429
MSA Safety, Inc.	7,421	389,825
Multi-Color Corp.	360	22,824
Steelcase, Inc. Class A	14,691	199,357
U.S. Ecology, Inc.	2,822	129,671
UniFirst Corp.	153	17,705
VSE Corp.	257	17,168

Total Commercial Services & Supplies		2,837,533

Communications Equipment - 1.0%
InterDigital, Inc.	4,981	277,342
Plantronics, Inc.	3,596	158,224

Total Communications Equipment		435,566

Construction & Engineering - 0.5%
Argan, Inc.	2,192	91,450
Comfort Systems USA, Inc.	2,086	67,941
Primoris Services Corp.	3,476	65,801

Total Construction & Engineering		225,192

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	447	26,369

Consumer Finance - 0.2%
Cash America International, Inc.	1,461	62,268

Containers & Packaging - 1.0%
Greif, Inc. Class A	10,984	409,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2016

Investments	Shares	Value
Distributors - 0.3%
Core-Mark Holding Co., Inc.	2,214	$103,748

Diversified Consumer Services - 0.7%
Capella Education Co.	2,345	123,441
Carriage Services, Inc.	492	11,650
DeVry Education Group, Inc.	6,332	112,963
Liberty Tax, Inc.	2,357	31,395

Total Diversified Consumer Services		279,449

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	746	12,070
Marlin Business Services Corp.	3,758	61,256

Total Diversified Financial Services		73,326

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	2,346	182,542
Inteliquent, Inc.	9,789	194,703

Total Diversified Telecommunication Services		377,245

Electric Utilities - 1.0%
MGE Energy, Inc.	7,461	421,658

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	268	6,234
AZZ, Inc.	1,857	111,383
Encore Wire Corp.	295	10,997
Hubbell, Inc.	525	55,372
Preformed Line Products Co.	674	27,223

Total Electrical Equipment		211,209

Electronic Equipment, Instruments & Components - 2.4%
Badger Meter, Inc.	1,722	125,758
CTS Corp.	2,517	45,105
Dolby Laboratories, Inc. Class A	6,553	313,561
Littelfuse, Inc.	2,096	247,726
Mesa Laboratories, Inc.	193	23,739
Methode Electronics, Inc.	3,830	131,101
MTS Systems Corp.	2,579	113,063

Total Electronic Equipment, Instruments & Components		1,000,053

Energy Equipment & Services - 0.5%
U.S. Silica Holdings, Inc.(a)	5,954	205,234

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	4,732	168,175
Weis Markets, Inc.	4,411	222,976

Total Food & Staples Retailing		391,151

Food Products - 3.0%
Alico, Inc.	439	13,280
Cal-Maine Foods, Inc.(a)	19,701	873,148
Limoneira Co.(a)	1,456	25,655
Sanderson Farms, Inc.(a)	2,294	198,752
Tootsie Roll Industries, Inc.(a)	3,922	151,115

Total Food Products		1,261,950

Gas Utilities - 2.7%
Chesapeake Utilities Corp.	2,934	194,172
South Jersey Industries, Inc.	29,821	942,940

Total Gas Utilities		1,137,112

Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	1,701	80,338
Analogic Corp.	521	41,388
Atrion Corp.	147	62,895
CONMED Corp.	4,690	223,854
LeMaitre Vascular, Inc.	1,632	23,289
Meridian Bioscience, Inc.	14,803	288,659
Utah Medical Products, Inc.	612	38,556

Total Health Care Equipment & Supplies		758,979

Health Care Providers & Services - 0.8%
Aceto Corp.	2,456	53,762
Ensign Group, Inc. (The)	2,755	57,882
National HealthCare Corp.	2,228	144,241
U.S. Physical Therapy, Inc.	1,329	80,019

Total Health Care Providers & Services		335,904

Hotels, Restaurants & Leisure - 4.6%
Bloomin’ Brands, Inc.	11,445	204,522
Cheesecake Factory, Inc. (The)	5,588	269,006
DineEquity, Inc.	5,302	449,504
Interval Leisure Group, Inc.	11,515	183,088
Papa John’s International, Inc.	3,152	214,336
Ruth’s Hospitality Group, Inc.	3,363	53,640
Sonic Corp.	4,752	128,542
Texas Roadhouse, Inc.	9,079	414,002

Total Hotels, Restaurants & Leisure		1,916,640

Household Durables - 1.9%
Bassett Furniture Industries, Inc.	992	23,748
Ethan Allen Interiors, Inc.	3,903	128,955
Flexsteel Industries, Inc.	784	31,062
KB Home(a)	4,746	72,187
La-Z-Boy, Inc.	5,305	147,585
Lennar Corp. Class B	830	30,918
Libbey, Inc.	2,702	42,935
Lifetime Brands, Inc.	1,249	18,223
MDC Holdings, Inc.	12,832	312,331

Total Household Durables		807,944

Household Products - 0.6%
Oil-Dri Corp. of America	696	24,033
WD-40 Co.	1,957	229,850

Total Household Products		253,883

Insurance - 1.4%
AMERISAFE, Inc.	2,062	126,236
Employers Holdings, Inc.	2,560	74,291
Federated National Holding Co.	867	16,508
Fidelity & Guaranty Life	5,135	119,029
HCI Group, Inc.	3,324	90,679
Investors Title Co.	53	5,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2016

Investments	Shares	Value
Stewart Information Services Corp.	510	$21,119
Universal Insurance Holdings, Inc.	6,720	124,857

Total Insurance		577,767

Internet & Catalog Retail - 0.6%
Nutrisystem, Inc.	6,295	159,641
PetMed Express, Inc.(a)	5,771	108,264

Total Internet & Catalog Retail		267,905

Internet Software & Services - 0.1%
Reis, Inc.	2,336	58,166

IT Services - 3.5%
Computer Task Group, Inc.	3,759	18,682
Convergys Corp.	11,158	278,950
CSG Systems International, Inc.	5,819	234,564
Forrester Research, Inc.	3,570	131,590
Hackett Group, Inc. (The)	2,887	40,043
Science Applications International Corp.	10,578	617,226
TeleTech Holdings, Inc.	5,458	148,076

Total IT Services		1,469,131

Leisure Products - 0.4%
Escalade, Inc.	1,780	18,227
Johnson Outdoors, Inc. Class A	844	21,691
Sturm Ruger & Co., Inc.(a)	2,059	131,797

Total Leisure Products		171,715

Machinery - 9.4%
Actuant Corp. Class A	729	16,483
Alamo Group, Inc.	473	31,204
Albany International Corp. Class A	3,539	141,312
Altra Industrial Motion Corp.	3,955	106,706
American Railcar Industries, Inc.(a)	4,320	170,510
Barnes Group, Inc.	4,923	163,050
CIRCOR International, Inc.	382	21,770
Columbus McKinnon Corp.	1,084	15,339
Douglas Dynamics, Inc.	6,033	155,229
Eastern Co. (The)	839	13,911
EnPro Industries, Inc.	2,562	113,727
Federal Signal Corp.	7,348	94,642
Franklin Electric Co., Inc.	4,101	135,538
Gorman-Rupp Co. (The)	2,659	72,883
Graham Corp.	1,280	23,578
Greenbrier Cos., Inc. (The)(a)	5,219	152,029
Hillenbrand, Inc.	11,564	347,382
Hurco Cos., Inc.	572	15,919
Hyster-Yale Materials Handling, Inc.	1,795	106,784
John Bean Technologies Corp.	1,507	92,258
Joy Global, Inc.	43,927	928,617
Kadant, Inc.	1,186	61,091
L.B. Foster Co. Class A	1,019	11,097
Lindsay Corp.(a)	1,250	84,825
Manitowoc Co., Inc. (The)	4,864	26,509
Mueller Industries, Inc.	4,128	131,601
Mueller Water Products, Inc. Class A	9,828	112,236
NN, Inc.	3,024	42,306
Standex International Corp.	591	48,834
Sun Hydraulics Corp.	2,081	61,785
Supreme Industries, Inc. Class A	1,613	22,098
Tennant Co.	1,639	88,293
Terex Corp.	9,169	186,222
Watts Water Technologies, Inc. Class A	2,383	138,834

Total Machinery		3,934,602

Marine - 0.4%
Matson, Inc.	4,692	151,505

Media - 3.4%
A.H. Belo Corp. Class A	4,958	24,790
AMC Entertainment Holdings, Inc. Class A	4,888	134,958
John Wiley & Sons, Inc. Class A	8,485	442,747
Meredith Corp.	10,122	525,433
New York Times Co. (The) Class A	12,785	154,699
Saga Communications, Inc. Class A	662	26,175
Scholastic Corp.	3,086	122,236

Total Media		1,431,038

Metals & Mining - 3.6%
Carpenter Technology Corp.	9,761	321,430
Gold Resource Corp.	25,862	92,845
Haynes International, Inc.	2,781	89,214
Kaiser Aluminum Corp.	2,980	269,422
Materion Corp.	2,365	58,557
Worthington Industries, Inc.	15,363	649,855

Total Metals & Mining		1,481,323

Multiline Retail - 0.8%
Big Lots, Inc.	6,406	321,005

Oil, Gas & Consumable Fuels - 0.6%
Green Plains, Inc.	7,530	148,492
Panhandle Oil and Gas, Inc. Class A	1,497	24,955
SM Energy Co.	2,652	71,604

Total Oil, Gas & Consumable Fuels		245,051

Paper & Forest Products - 2.4%
KapStone Paper and Packaging Corp.	14,297	186,004
Neenah Paper, Inc.	3,094	223,913
PH Glatfelter Co.	10,880	212,813
Schweitzer-Mauduit International, Inc.	10,534	371,639

Total Paper & Forest Products		994,369

Personal Products - 2.6%
Inter Parfums, Inc.	5,678	162,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2016

Investments	Shares	Value
Nu Skin Enterprises, Inc. Class A(a)	19,787	$913,962

Total Personal Products		1,076,182

Professional Services - 2.1%
Barrett Business Services, Inc.	968	39,998
CEB, Inc.	5,162	318,392
Exponent, Inc.	2,007	117,229
Insperity, Inc.	3,072	237,250
Kforce, Inc.	3,766	63,608
Korn/Ferry International	3,851	79,716

Total Professional Services		856,193

Real Estate Investment Trusts (REITs) - 1.3%
Universal Health Realty Income Trust	5,347	305,742
Urstadt Biddle Properties, Inc. Class A	8,662	214,644

Total Real Estate Investment Trusts (REITs)		520,386

Road & Rail - 1.0%
ArcBest Corp.	2,597	42,201
Celadon Group, Inc.	1,454	11,879
Heartland Express, Inc.(a)	2,638	45,875
Knight Transportation, Inc.	5,333	141,751
Universal Logistics Holdings, Inc.	4,057	52,336
Werner Enterprises, Inc.	4,630	106,351

Total Road & Rail		400,393

Semiconductors & Semiconductor Equipment - 1.3%
IXYS Corp.	3,682	37,741
MKS Instruments, Inc.	8,763	377,335
Power Integrations, Inc.	2,464	123,372

Total Semiconductors & Semiconductor Equipment		538,448

Software - 1.6%
Ebix, Inc.(a)	2,721	130,336
Mentor Graphics Corp.	12,904	274,339
Monotype Imaging Holdings, Inc.	5,460	134,480
Pegasystems, Inc.	2,946	79,395
QAD, Inc. Class A	1,758	33,876

Total Software		652,426

Specialty Retail - 7.8%
Aaron’s, Inc.	2,109	46,166
Abercrombie & Fitch Co. Class A	13,406	238,761
Big 5 Sporting Goods Corp.	6,217	57,632
Buckle, Inc. (The)(a)	9,174	238,432
Cato Corp. (The) Class A	5,431	204,857
Chico’s FAS, Inc.	24,523	262,641
Children’s Place, Inc. (The)	1,470	117,865
DSW, Inc. Class A	17,693	374,738
Finish Line, Inc. (The) Class A	6,402	129,256
GNC Holdings, Inc. Class A	12,525	304,232
Group 1 Automotive, Inc.	1,731	85,442
Guess?, Inc.	25,644	385,942
Monro Muffler Brake, Inc.	1,792	113,900
Outerwall, Inc.(a)	3,286	138,012
Pier 1 Imports, Inc.	26,490	136,159
Rent-A-Center, Inc.	21,604	265,297
Shoe Carnival, Inc.	1,504	37,690
Sonic Automotive, Inc. Class A	1,577	26,982
Stein Mart, Inc.	12,637	97,558
Winmark Corp.	88	8,771

Total Specialty Retail		3,270,333

Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	773	21,358
Movado Group, Inc.	1,809	39,219
Oxford Industries, Inc.	1,789	101,293
Superior Uniform Group, Inc.	1,826	34,859
Wolverine World Wide, Inc.	9,184	186,619

Total Textiles, Apparel & Luxury Goods		383,348

Thrifts & Mortgage Finance - 0.1%
Hingham Institution for Savings	177	21,757

Tobacco - 1.1%
Universal Corp.	7,854	453,490

Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	7,113	321,081
GATX Corp.	10,434	458,783
H&E Equipment Services, Inc.	15,971	303,928
Houston Wire & Cable Co.	4,912	25,788
Kaman Corp.	3,191	135,681

Total Trading Companies & Distributors		1,245,261

Water Utilities - 1.1%
American States Water Co.	7,155	313,532
Connecticut Water Service, Inc.	2,938	165,116

Total Water Utilities		478,648

Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.	4,636	181,082
Spok Holdings, Inc.	5,383	103,165

Total Wireless Telecommunication Services		284,247

TOTAL COMMON STOCKS (Cost: $39,521,283)		41,605,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(b) (Cost: $2,470,790)(c)	2,470,790	2,470,790

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $41,992,073)		44,076,145
Liabilities in Excess of Cash and Other Assets - (5.7)%		(2,376,609)

NET ASSETS - 100.0%		$41,699,536

(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(c)

At June 30, 2016, the total market value of the Fund’s securities on loan was $2,481,825 and the total market value of the collateral held by the Fund was $2,542,392. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $71,602.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2016

Investments	Shares	Value
COMMON STOCKS - 98.8%

United Kingdom - 98.8%

Aerospace & Defense - 3.0%
BAE Systems PLC	57,575	$403,303
Cobham PLC	37,562	78,985
Meggitt PLC	11,745	63,729
QinetiQ Group PLC	2,654	7,891
Rolls-Royce Holdings PLC*	19,236	182,960
Senior PLC	5,739	15,766
Ultra Electronics Holdings PLC	958	22,283

Total Aerospace & Defense		774,917

Airlines - 0.3%
easyJet PLC	5,874	85,277

Auto Components - 0.3%
GKN PLC	21,658	78,085

Banks - 6.4%
Barclays PLC	219,438	406,576
BGEO Group PLC*	1,138	39,888
HSBC Holdings PLC	198,079	1,233,666

Total Banks		1,680,130

Beverages - 6.0%
Britvic PLC	2,473	19,340
Diageo PLC	32,924	918,327
Fevertree Drinks PLC	238	2,294
SABMiller PLC	10,918	637,809

Total Beverages		1,577,770

Biotechnology - 0.1%
Abcam PLC	1,214	12,496
Genus PLC	144	3,013

Total Biotechnology		15,509

Building Products - 0.1%
James Halstead PLC	4,487	24,533

Capital Markets - 1.8%
Aberdeen Asset Management PLC	36,175	135,114
ICAP PLC	13,009	72,988
Investec PLC	10,402	64,396
Man Group PLC	35,167	54,392
Schroders PLC	2,939	92,564
Schroders PLC Non-Voting Shares	927	22,405
Tullett Prebon PLC	6,498	26,424

Total Capital Markets		468,283

Chemicals - 0.8%
Croda International PLC	946	39,696
Elementis PLC	11,702	31,239
Essentra PLC	4,043	27,726
Johnson Matthey PLC	1,962	73,465
Synthomer PLC	4,277	18,559
Victrex PLC	632	12,766

Total Chemicals		203,451

Commercial Services & Supplies - 1.0%
Aggreko PLC	2,291	39,140
Babcock International Group PLC	5,249	63,468
Berendsen PLC	2,165	35,251
G4S PLC	30,483	74,531
HomeServe PLC	3,428	24,150
Rentokil Initial PLC	13,837	35,737

Total Commercial Services & Supplies		272,277

Construction & Engineering - 0.2%
Carillion PLC	12,489	39,034
Keller Group PLC	1,229	14,868

Total Construction & Engineering		53,902

Containers & Packaging - 0.2%
DS Smith PLC	8,702	44,938
RPC Group PLC	1,606	16,821

Total Containers & Packaging		61,759

Distributors - 0.2%
Inchcape PLC	5,733	48,129

Diversified Financial Services - 0.4%
IG Group Holdings PLC	5,050	54,648
London Stock Exchange Group PLC	1,840	62,255

Total Diversified Financial Services		116,903

Diversified Telecommunication Services - 2.4%
BT Group PLC	96,192	527,217
Inmarsat PLC	8,485	91,252

Total Diversified Telecommunication Services		618,469

Electronic Equipment, Instruments & Components - 0.4%
Electrocomponents PLC	5,083	17,681
Halma PLC	2,416	32,846
Laird PLC	2,180	9,576
Renishaw PLC	348	10,155
Spectris PLC	1,647	40,181

Total Electronic Equipment, Instruments & Components		110,439

Energy Equipment & Services - 0.4%
Amec Foster Wheeler PLC	9,873	64,671
John Wood Group PLC	4,571	42,041

Total Energy Equipment & Services		106,712

Food Products - 0.7%
Associated British Foods PLC	3,729	135,540
Tate & Lyle PLC	6,429	57,453

Total Food Products		192,993

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	6,617	112,074

Health Care Providers & Services - 0.0%
Mediclinic International PLC	186	2,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2016

Investments	Shares	Value
NMC Health PLC(a)	125	$2,164

Total Health Care Providers & Services		4,887

Hotels, Restaurants & Leisure - 2.0%
Carnival PLC	2,118	93,717
Compass Group PLC	14,894	283,125
InterContinental Hotels Group PLC	2,157	79,382
Merlin Entertainments PLC(b)	6,678	39,306
Millennium & Copthorne Hotels PLC	569	3,045
SSP Group PLC	3,918	14,718

Total Hotels, Restaurants & Leisure		513,293

Household Products - 2.3%
PZ Cussons PLC	3,961	17,405
Reckitt Benckiser Group PLC	5,735	574,224

Total Household Products		591,629

Industrial Conglomerates - 0.3%
Smiths Group PLC	4,622	71,240

Insurance - 5.4%
Aviva PLC	74,863	394,203
Jardine Lloyd Thompson Group PLC	2,919	36,660
Old Mutual PLC	91,086	243,893
Prudential PLC	29,962	503,469
RSA Insurance Group PLC	8,752	58,440
Standard Life PLC	42,891	168,340

Total Insurance		1,405,005

IT Services - 0.1%
Computacenter PLC	1,734	17,095
NCC Group PLC	3,395	11,973

Total IT Services		29,068

Machinery - 0.7%
Bodycote PLC	2,034	14,003
IMI PLC	4,579	59,192
Morgan Advanced Materials PLC	2,406	7,465
Rotork PLC	5,228	15,131
Spirax-Sarco Engineering PLC	366	18,298
Vesuvius PLC	3,177	12,185
Weir Group PLC (The)	2,855	54,997

Total Machinery		181,271

Media - 4.3%
Cineworld Group PLC	2,316	16,904
Daily Mail & General Trust PLC Class A Non-Voting Shares	4,949	39,463
Euromoney Institutional Investor PLC	1,406	17,574
Informa PLC	6,923	67,420
ITV PLC	119,239	286,439
Pearson PLC	20,131	260,231
RELX PLC	9,747	179,290
Sky PLC	23,649	268,087

Total Media		1,135,408

Metals & Mining - 7.3%
Acacia Mining PLC	1,769	10,668
BHP Billiton PLC	51,498	649,047
Fresnillo PLC	714	15,691
Hill & Smith Holdings PLC	769	9,144
Rio Tinto PLC	39,067	1,198,036
Vedanta Resources PLC	7,504	41,801

Total Metals & Mining		1,924,387

Multi-Utilities - 5.0%
Centrica PLC	113,388	341,807
National Grid PLC	65,482	959,398

Total Multi-Utilities		1,301,205

Oil, Gas & Consumable Fuels - 15.9%
BP PLC	241,575	1,414,951
James Fisher & Sons PLC	354	6,564
Royal Dutch Shell PLC Class A	50,324	1,377,417
Royal Dutch Shell PLC Class B	49,963	1,377,221

Total Oil, Gas & Consumable Fuels		4,176,153

Paper & Forest Products - 0.3%
Mondi PLC	4,450	82,985

Personal Products - 2.6%
Unilever PLC	14,098	674,506

Pharmaceuticals - 10.7%
AstraZeneca PLC	22,962	1,371,173
Dechra Pharmaceuticals PLC	632	9,902
GlaxoSmithKline PLC	63,440	1,360,722
Hikma Pharmaceuticals PLC	721	23,758
Indivior PLC	11,316	37,984

Total Pharmaceuticals		2,803,539

Professional Services - 0.4%
Hays PLC	7,265	9,484
Intertek Group PLC	836	38,880
Pagegroup PLC	9,715	38,584
WS Atkins PLC	1,324	23,452

Total Professional Services		110,400

Real Estate Investment Trusts (REITs) - 0.6%
Hammerson PLC	11,487	82,614
Safestore Holdings PLC	2,345	11,574
Segro PLC	9,850	54,605

Total Real Estate Investment Trusts (REITs)		148,793

Real Estate Management & Development - 0.1%
Savills PLC	1,810	14,832

Road & Rail - 0.1%
National Express Group PLC	4,622	18,233

Semiconductors & Semiconductor Equipment - 0.3%
ARM Holdings PLC	5,333	80,631

Software - 0.5%
AVEVA Group PLC	213	4,823
Fidessa Group PLC	252	6,620
Micro Focus International PLC	2,036	43,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2016

Investments	Shares	Value
Sage Group PLC (The)	8,021	$69,214

Total Software		124,558

Specialty Retail - 0.6%
BCA Marketplace PLC	5,261	11,815
Darty PLC	3,319	7,480
Dixons Carphone PLC	10,378	44,395
JD Sports Fashion PLC	665	10,250
Kingfisher PLC	21,342	92,009
SuperGroup PLC	264	4,468

Total Specialty Retail		170,417

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	5,644	87,521
Ted Baker PLC	137	4,450

Total Textiles, Apparel & Luxury Goods		91,971

Tobacco - 8.4%
British American Tobacco PLC	21,269	1,376,981
Imperial Brands PLC	15,201	823,700

Total Tobacco		2,200,681

Trading Companies & Distributors - 0.5%
Ashtead Group PLC	3,376	48,019
Bunzl PLC	2,181	67,116
Diploma PLC	1,234	13,749
SIG PLC	3,290	4,948

Total Trading Companies & Distributors		133,832

Transportation Infrastructure - 0.2%
BBA Aviation PLC	15,781	46,580

Wireless Telecommunication Services - 4.8%
Vodafone Group PLC	417,109	1,269,357

TOTAL COMMON STOCKS (Cost: $30,323,823)		25,906,473

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.52%(c) (Cost: $2,148)(d)	2,148	2,148

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $30,325,971)		25,908,621
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.2%		303,532

NET ASSETS - 100.0%		$26,212,153

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2016.
(d)	At June 30, 2016, the total market value of the Fund’s securities on loan was $2,043 and the total market value of the collateral held by the Fund was $2,148.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
7/5/2016	GBP	3,590,660	USD	5,227,229	$427,234
7/5/2016	GBP	3,590,672	USD	5,227,229	427,218
7/5/2016	GBP	3,590,722	USD	5,227,229	427,152
7/5/2016	GBP	2,735,594	USD	3,982,655	325,713
7/5/2016	GBP	3,590,554	USD	5,227,229	427,376
7/5/2016	USD	247,507	GBP	168,383	(22,412)
7/5/2016	USD	3,943,052	GBP	2,949,686	89
7/5/2016	USD	5,175,253	GBP	3,871,180	(259)
7/5/2016	USD	5,175,253	GBP	3,871,258	(155)
7/5/2016	USD	5,175,253	GBP	3,871,200	(232)
7/5/2016	USD	5,175,253	GBP	3,871,258	(154)
8/2/2016	GBP	3,069,571	USD	4,104,022	(201)
8/2/2016	GBP	4,028,571	USD	5,386,526	54
8/2/2016	GBP	4,028,815	USD	5,386,526	(272)
8/2/2016	GBP	4,028,517	USD	5,386,526	126
8/2/2016	GBP	4,028,318	USD	5,386,526	392

					$2,011,669

CURRENCY LEGEND

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2016, the Trust offered 97 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 29, 2015
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree High Dividend Fund (“High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	July 9, 2015
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Quality Dividend Growth Fund (“Japan Quality Dividend Growth Fund”)	May 28, 2015
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 7, 2013
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013

Notes to Schedule of Investments (unaudited)(continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund, Global ex-U.S. Hedged Real Estate Fund and Korea Hedged Equity Fund, which values foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Notes to Schedule of Investments (unaudited)(continued)

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks
China	$10,338,010	$3,261	$—
Other*	37,808,794	—	—
Exchange-Traded Fund	21,774	—	—
Investment of Cash Collateral for Securities Loaned	—	175,400	—

Total	$48,168,578	$178,661	$—

Unrealized Appreciation on Foreign Currency Contracts	—	462	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2)	—

Total - Net	$48,168,578	$179,121	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Diversified Telecommunication Services	$1,007,402	$122,991	$—
Other*	32,287,881	—	—
Investment of Cash Collateral for Securities Loaned	—	283,689	—

Total	$33,295,283	$406,680	$—

Unrealized Appreciation on Foreign Currency Contracts	—	10	—

Total - Net	$33,295,283	$406,690	$—

Notes to Schedule of Investments (unaudited)(continued)

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Auto Components	$127,766	$3,769	$—
Food Products	540,967	7,940	—
Semiconductors & Semiconductor Equipment	61,515	—	0	**
Other*	8,269,678	—	—
Investment of Cash Collateral for Securities Loaned	—	1,339,230	—

Total	$8,999,926	$1,350,939	$0

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,801,354	$—	$—
Rights
New Zealand	—	202	—
Other*	310	—	—
Exchange-Traded Fund	28,544	—	—
Investment of Cash Collateral for Securities Loaned	—	310,155	—

Total	$6,830,208	$310,357	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$932,998,729	$—	$—
Exchange-Traded Funds	4,739,114	—	—
Investment of Cash Collateral for Securities Loaned	—	600,698	—

Total	$937,737,843	$600,698	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$115,124,994	$—	$—
Exchange-Traded Fund	196,557	—	—
Investment of Cash Collateral for Securities Loaned	—	370,542	—

Total	$115,321,551	$370,542	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,695,530	$—	$—
Warrants*	31	—	—
Investment of Cash Collateral for Securities Loaned	—	224,157	—

Total	$12,695,561	$224,157	$—

Unrealized Appreciation on Foreign Currency Contracts	—	5	—
Unrealized Depreciation on Foreign Currency Contracts	—	(212)	—

Total - Net	$12,695,561	$223,950	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$561,439	$459	$0	**
Other*	1,566,879	—	—
Rights*	24	—	—
Investment of Cash Collateral for Securities Loaned	—	3,842	—

Total	$2,128,342	$4,301	$0

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$260,516,584	$115,525	$595,825	**
Other*	1,043,514,359	—	—
Warrants*	414,613	—	—
Exchange-Traded Fund	938,463	—	—
Investment of Cash Collateral for Securities Loaned	—	44,195,069	—

Total	$1,305,384,019	$44,310,594	$595,825

Unrealized Depreciation on Foreign Currency Contracts	—	(2,372)	—

Total - Net	$1,305,384,019	$44,308,222	$595,825

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks
China	$5,848,279	$19,637	$—
Other*	26,143,551	—	—
Warrants*	439	—	—
Investment of Cash Collateral for Securities Loaned	—	898,493	—

Total	$31,992,269	$918,130	$—

Unrealized Appreciation on Foreign Currency Contracts	—	29	—
Unrealized Depreciation on Foreign Currency Contracts	—	(328)	—

Total - Net	$31,992,269	$917,831	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$170,326,293	$300,470	$793,079	**
Other*	729,539,284	—	—
Rights*	—	163,140	—
Warrants*	798,907	—	—
Exchange-Traded Fund	189,178	—	—
Investment of Cash Collateral for Securities Loaned	—	47,777,277	—

Total	$900,853,662	$48,240,887	$793,079

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,403,772,255	$—	$—
Rights*	3,279,628	—	—
Investment of Cash Collateral for Securities Loaned	—	57,715,747	—

Total	$10,407,051,883	$57,715,747	$—

Unrealized Appreciation on Foreign Currency Contracts	—	84,827,710	—
Unrealized Depreciation on Foreign Currency Contracts	—	(26,494,411)	—

Total - Net	$10,407,051,883	$116,049,046	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$222,995,792	$—	$—
Rights*	90,020	—	—
Investment of Cash Collateral for Securities Loaned	—	3,589,027	—

Total	$223,085,812	$3,589,027	$—

Unrealized Appreciation on Foreign Currency Contracts	—	814,329	—
Unrealized Depreciation on Foreign Currency Contracts	—	(256,027)	—

Total - Net	$223,085,812	$4,147,329	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,900,199	$—	$—

Total	$14,900,199	$—	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—

Total - Net	$14,900,199	$(3)	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$27,299,856	$—	$0	**
United Kingdom	207,601,494	—	1,111,746	**
Other*	552,698,365	—	—
Exchange-Traded Fund	838,560	—	—
Investment of Cash Collateral for Securities Loaned	—	70,249	—

Total	$788,438,275	$70,249	$1,111,746

Unrealized Appreciation on Foreign Currency Contracts	—	573	—
Unrealized Depreciation on Foreign Currency Contracts	—	(470)	—

Total - Net	$788,438,275	$70,352	$1,111,746

Notes to Schedule of Investments (unaudited)(continued)

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$166,283,824	$—	$—
Investment of Cash Collateral for Securities Loaned	—	871,801	—

Total	$166,283,824	$871,801	$—

Unrealized Appreciation on Foreign Currency Contracts	—	587,975	—
Unrealized Depreciation on Foreign Currency Contracts	—	(154,358)	—

Total - Net	$166,283,824	$1,305,418	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,224,889	$—	$—
Exchange-Traded Note	68,888	—	—
Investment of Cash Collateral for Securities Loaned	—	70,792	—

Total	$4,293,777	$70,792	$—

Unrealized Appreciation on Foreign Currency Contracts	—	60,988	—
Unrealized Depreciation on Foreign Currency Contracts	—	(97,393)	—

Total - Net	$4,293,777	$34,387	$—

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,443,657	$—	$—
Exchange-Traded Note	520	—	—
Investment of Cash Collateral for Securities Loaned	—	9,466	—

Total	$2,444,177	$9,466	$—

Unrealized Appreciation on Foreign Currency Contracts	—	14,418	—
Unrealized Depreciation on Foreign Currency Contracts	—	(34,903)	—

Total - Net	$2,444,177	$(11,019)	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$60,815,486	$—	$—
Exchange-Traded Funds	57,519	—	—
Investment of Cash Collateral for Securities Loaned	—	2,461,983	—

Total	$60,873,005	$2,461,983	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$90,149,923	$—	$—
Exchange-Traded Funds and Notes	151,201	—	—
Investment of Cash Collateral for Securities Loaned	—	5,486,175	—

Total	$90,301,124	$5,486,175	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17	—
Unrealized Depreciation on Foreign Currency Contracts	—	(17)	—

Total - Net	$90,301,124	$5,486,175	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,976,113	$—	$—
Exchange-Traded Funds and Notes	174,921	—	—
Investment of Cash Collateral for Securities Loaned	—	1,530,849	—

Total	$15,151,034	$1,530,849	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2	—
Unrealized Depreciation on Foreign Currency Contracts	—	(11)	—

Total - Net	$15,151,034	$1,530,840	$—

Notes to Schedule of Investments (unaudited)(continued)

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,716,744	$—	$—
Rights*	2,459	—	—
Investment of Cash Collateral for Securities Loaned	—	1,465,043	—

Total	$74,719,203	$1,465,043	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,282,074	$—	$—
Exchange-Traded Funds and Notes	194,384	—	—
Investment of Cash Collateral for Securities Loaned	—	1,665,856	—

Total	$16,476,458	$1,665,856	$—

Unrealized Appreciation on Foreign Currency Contracts	—	6	—
Unrealized Depreciation on Foreign Currency Contracts	—	(48)	—

Total - Net	$16,476,458	$1,665,814	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,241,739,910	$—	$—
Exchange-Traded Fund	2,591,356	—	—
Investment of Cash Collateral for Securities Loaned	—	9,827,555	—

Total	$1,244,331,266	$9,827,555	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*
Health Care Providers & Services	$2,248,346	$—	$160,584	**
Multiline Retail	107,928	—	619,736	**
Other*	1,361,367,991	—	—

Total	$1,363,724,265	$—	$780,320

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$219,697,378	$—	$—
Exchange-Traded Fund	704,582	—	—
Investment of Cash Collateral for Securities Loaned	—	2,525,868	—

Total	$220,401,960	$2,525,868	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$591,724,098	$—	$—
Rights*	17,288	—	—
Exchange-Traded Fund	432,056	—	—
Investment of Cash Collateral for Securities Loaned	—	60,719	—

Total	$592,173,442	$60,719	$—

Unrealized Appreciation on Foreign Currency Contracts	—	147	—
Unrealized Depreciation on Foreign Currency Contracts	—	(488)	—

Total - Net	$592,173,442	$60,378	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,215,848	$—	$—
Rights*	49	—	—
Investment of Cash Collateral for Securities Loaned	—	1,461	—

Total	$2,215,897	$1,461	$—

Unrealized Appreciation on Foreign Currency Contracts	—	48,023	—
Unrealized Depreciation on Foreign Currency Contracts	—	(41,393)	—

Total - Net	$2,215,897	$8,091	$—

Notes to Schedule of Investments (unaudited)(continued)

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$435,607,996	$—	$—

Total	$435,607,996	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	8,833,175	—
Unrealized Depreciation on Foreign Currency Contracts	—	(7,851,658)	—

Total - Net	$435,607,996	$981,517	$—

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,161,469	$—	$—

Total	$2,161,469	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	41,801	—
Unrealized Depreciation on Foreign Currency Contracts	—	(51,481)	—

Total - Net	$2,161,469	$(9,680)	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$241,615,842	$—	$—
Rights
New Zealand	—	505	—
Other*	15,726	—	—
Exchange-Traded Fund	191,015	—	—
Investment of Cash Collateral for Securities Loaned	—	79,751	—

Total	$241,822,583	$80,256	$—

Unrealized Appreciation on Foreign Currency Contracts	—	6	—
Unrealized Depreciation on Foreign Currency Contracts	—	(92)	—

Total - Net	$241,822,583	$80,170	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$358,827,735	$—	$—
Exchange-Traded Fund	1,395,102	—	—
Investment of Cash Collateral for Securities Loaned	—	4,683,091	—

Total	$360,222,837	$4,683,091	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(60)	—

Total - Net	$360,222,837	$4,683,031	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$146,082,167	$—	$—
Rights*	21,142	—	—
Exchange-Traded Funds	14,724	—	—

Total	$146,118,033	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	295	—
Unrealized Depreciation on Foreign Currency Contracts	—	(489)	—

Total - Net	$146,118,033	$(194)	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,460,017	$—	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$133,280,453	$465,285	$1	**
Spain	12,270,311	—	0	**
United Kingdom	164,162,666	11,762	432,639	**
Other*	738,965,817	—	—
Rights*	—	14,223	—
Exchange-Traded Funds	346,835	—	—
Investment of Cash Collateral for Securities Loaned	—	973,926	—

Total	$1,049,026,082	$1,465,196	$432,640

Unrealized Appreciation on Foreign Currency Contracts	—	29	—
Unrealized Depreciation on Foreign Currency Contracts	—	(424)	—

Total - Net	$1,049,026,082	$1,464,801	$432,640

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,844,701	$—	$—
Investment of Cash Collateral for Securities Loaned	—	125,889	—

Total	$1,844,701	$125,889	$—

Unrealized Appreciation on Foreign Currency Contracts	—	41,197	—
Unrealized Depreciation on Foreign Currency Contracts	—	(253,047)	—

Total - Net	$1,844,701	$(85,961)	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,771,260,453	$—	$—
Investment of Cash Collateral for Securities Loaned	—	303,405,674	—

Total	$6,771,260,453	$303,405,674	$—

Unrealized Appreciation on Foreign Currency Contracts	—	50,470,573	—
Unrealized Depreciation on Foreign Currency Contracts	—	(699,563,077)	—

Total - Net	$6,771,260,453	$(345,686,830)	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$8,268,148	$—	$—
Investment of Cash Collateral for Securities Loaned	—	293,640	—

Total	$8,268,148	$293,640	$—

Unrealized Appreciation on Foreign Currency Contracts	—	61,682	—
Unrealized Depreciation on Foreign Currency Contracts	—	(948,051)	—

Total - Net	$8,268,148	$(592,729)	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,838,902	$—	$—
Investment of Cash Collateral for Securities Loaned	—	539,047	—

Total	$12,838,902	$539,047	$—

Unrealized Appreciation on Foreign Currency Contracts	—	66,511	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,208,671)	—

Total - Net	$12,838,902	$(603,113)	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,316,066	$—	$—
Investment of Cash Collateral for Securities Loaned	—	31,860	—

Total	$10,316,066	$31,860	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,762	—
Unrealized Depreciation on Foreign Currency Contracts	—	(890,728)	—

Total - Net	$10,316,066	$(857,106)	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$134,201,947	$—	$—
Investment of Cash Collateral for Securities Loaned	—	13,515,968	—

Total	$134,201,947	$13,515,968	$—

Unrealized Appreciation on Foreign Currency Contracts	—	71,256	—
Unrealized Depreciation on Foreign Currency Contracts	—	(12,958,764)	—

Total - Net	$134,201,947	$628,460	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$68,029,023	$—	$—

Total	$68,029,023	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	138,732	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,249,826)	—

Total - Net	$68,029,023	$(6,111,094)	$—

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,224,347	$—	$—
Investment of Cash Collateral for Securities Loaned	—	216,266	—

Total	$2,224,347	$216,266	$—

Unrealized Appreciation on Foreign Currency Contracts	—	237	—
Unrealized Depreciation on Foreign Currency Contracts	—	(190,986)	—

Total - Net	$2,224,347	$25,517	$—

Japan Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,325,771	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,854	—

Total	$2,325,771	$10,854	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$2,325,771	$10,853	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$394,092,150	$—	$—
Exchange-Traded Fund	2,158,882	—	—

Total	$396,251,032	$—	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(442)	—

Total - Net	$396,251,032	$(442)	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,253,544	$—	$—
Investment of Cash Collateral for Securities Loaned	—	115,796	—

Total	$16,253,544	$115,796	$—

Unrealized Appreciation on Foreign Currency Contracts	—	3,641	—
Unrealized Depreciation on Foreign Currency Contracts	—	(592,381)	—

Total - Net	$16,253,544	$(472,944)	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,768,899,316	$—	$—
Exchange-Traded Fund	1,255,083	—	—
Investment of Cash Collateral for Securities Loaned	—	1,498,900	—

Total	$1,770,154,399	$1,498,900	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$196,453,886	$—	$—
Exchange-Traded Funds	749,405	—	—
Investment of Cash Collateral for Securities Loaned	—	1,215,910	—

Total	$197,203,291	$1,215,910	$—

Notes to Schedule of Investments (unaudited)(continued)

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,866,782,929	$—	$—
Exchange-Traded Fund	2,592,204	—	—
Investment of Cash Collateral for Securities Loaned	—	58,032,284	—

Total	$1,869,375,133	$58,032,284	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$653,812,156	$—	$—
Exchange-Traded Fund	1,544,054	—	—
Investment of Cash Collateral for Securities Loaned	—	31,318,936	—

Total	$655,356,210	$31,318,936	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,209,956	$—	$0	**
Other*	15,175,087	—	—
Convertible Bonds	—	23,573	—

Total	$19,385,043	$23,573	$0

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,371,307,830	$—	$—
Exchange-Traded Fund	2,852,633	—	—
Investment of Cash Collateral for Securities Loaned	—	117,754,093	—

Total	$1,374,160,463	$117,754,093	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$370,460,911	$—	$—
Exchange-Traded Fund	473,117	—	—
Investment of Cash Collateral for Securities Loaned	—	43,616,837	—

Total	$370,934,028	$43,616,837	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$509,910,699	$—	$—
Exchange-Traded Fund	638,579	—	—
Investment of Cash Collateral for Securities Loaned	—	2,802,558	—

Total	$510,549,278	$2,802,558	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$57,477,767	$—	$—
Investment of Cash Collateral for Securities Loaned	—	502,171	—

Total	$57,477,767	$502,171	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$634,708,536	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,715,979	—

Total	$634,708,536	$1,715,979	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$41,605,355	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,470,790	—

Total	$41,605,355	$2,470,790	$—

Notes to Schedule of Investments (unaudited)(continued)

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$25,906,473	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,148	—

Total	$25,906,473	$2,148	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,035,354	—
Unrealized Depreciation on Foreign Currency Contracts	—	(23,685)	—

Total - Net	$25,906,473	$2,013,817	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during period ended June 30, 2016. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 3[1]	Transfers from Level 3 to Level 1[2]
China ex-State-Owned Enterprises Fund	$—	$31,034
Emerging Markets ex-State-Owned Enterprises Fund	—	2,402
Emerging Markets High Dividend Fund	595,932	—
Emerging Markets SmallCap Dividend Fund	793,223	851,438
Europe SmallCap Dividend Fund	1,288,948	—
India Earnings Fund (consolidated)	—	423,440
International SmallCap Dividend Fund	492,716	—

[1]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of June 30, 2016.
[2]	Transfers from Level 3 to Level 1 are as a result of the unavailability of a quoted price in an active market for identical investments as of June 30, 2016.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended June 30, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At June 30, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended June 30, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$64,795	$12,845
Australia Dividend Fund
Foreign exchange contracts	—	3,900
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	375
Commodity Country Equity Fund
Foreign exchange contracts	—	36,952
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	4,552	5,212
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	390
Emerging Markets High Dividend Fund
Foreign exchange contracts	409,503	1,658,314

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	$3,127	$17,099
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	84,120	208,851
Europe Hedged Equity Fund
Foreign exchange contracts	13,721,183,549	26,337,738,783
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	263,250,538	518,212,305
Europe Quality Dividend Growth Fund
Foreign exchange contracts	1,171	4,939
Europe SmallCap Dividend Fund
Foreign exchange contracts	134,038	172,367
Germany Hedged Equity Fund
Foreign exchange contracts	195,762,237	380,662,325
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	4,319,399	8,592,774
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	2,417,330	4,858,430
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	247,926
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	25,002	23,256
Global ex-U.S. Utilities Fund
Foreign exchange contracts	4,797	4,278
Global High Dividend Fund
Foreign exchange contracts	8,603	10,933
Global Natural Resources Fund
Foreign exchange contracts	1,716	7,668
International Dividend ex-Financials Fund
Foreign exchange contracts	—	65,787
International Equity Fund
Foreign exchange contracts	78,394	177,775
International Hedged Equity Fund
Foreign exchange contracts	4,085,665	7,535,290
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	608,450,307	1,133,486,373
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	1,443,341	2,819,843
International High Dividend Fund
Foreign exchange contracts	121,038	105,682
International LargeCap Dividend Fund
Foreign exchange contracts	—	149,031
International MidCap Dividend Fund
Foreign exchange contracts	38,185	63,252
International Quality Dividend Growth Fund[1]
Foreign exchange contracts	—	958
International SmallCap Dividend Fund
Foreign exchange contracts	847,020	516,387
Japan Hedged Capital Goods Fund
Foreign exchange contracts	3,114,414	5,940,625
Japan Hedged Equity Fund
Foreign exchange contracts	9,512,975,519	18,040,440,544
Japan Hedged Financials Fund
Foreign exchange contracts	12,938,830	24,576,937
Japan Hedged Health Care Fund
Foreign exchange contracts	18,469,403	34,608,884

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	$14,406,440	$27,608,312
Japan Hedged Real Estate Fund
Foreign exchange contracts	160,318,671	312,234,234
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	85,688,967	164,412,266
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	2,351,359	4,696,996
Japan Quality Dividend Growth Fund
Foreign exchange contracts	—	605
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	57,660
Korea Hedged Equity Fund
Foreign exchange contracts	18,997,900	36,920,750
Middle East Dividend Fund
Foreign exchange contracts	4,126	19,048
United Kingdom Hedged Equity Fund
Foreign exchange contracts	27,958,489	54,804,750

[1]	For the period April 7, 2016 (commencement of operations) through June 30, 2016.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Foreign Currency Contracts - A foreign currency contract (“Foreign Currency Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Foreign Currency Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Foreign Currency Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Foreign Currency Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Foreign Currency Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Foreign Currency Contracts are recorded for book purposes as unrealized gains or losses on Foreign Currency Contracts by the Funds. Realized gains and losses on Foreign Currency Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Notes to Schedule of Investments (unaudited)(continued)

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$51,795,045	$4,255,272	$(7,703,078)	$(3,447,806)
Australia Dividend Fund	37,624,770	2,579,115	(6,501,922)	(3,922,807)
China ex-State-Owned Enterprises Fund	11,844,506	671,470	(2,165,111)	(1,493,641)
Commodity Country Equity Fund	8,968,071	515,665	(2,343,171)	(1,827,506)
Dividend ex-Financials Fund	869,090,670	126,477,583	(57,229,712)	69,247,871
Earnings 500 Fund	106,826,754	14,687,018	(5,821,679)	8,865,339
Emerging Markets Consumer Growth Fund	13,761,539	1,121,535	(1,963,356)	(841,821)
Emerging Markets ex-State-Owned Enterprises Fund	2,279,701	190,957	(338,015)	(147,058)
Emerging Markets High Dividend Fund	1,710,832,654	63,519,661	(424,061,877)	(360,542,216)
Emerging Markets Quality Dividend Growth Fund	33,621,929	2,931,874	(3,643,404)	(711,530)
Emerging Markets SmallCap Dividend Fund	973,290,287	110,662,698	(134,065,357)	(23,402,659)
Europe Hedged Equity Fund	12,612,415,295	302,324,612	(2,449,972,277)	(2,147,647,665)
Europe Hedged SmallCap Equity Fund	240,711,483	12,458,697	(26,495,341)	(14,036,644)
Europe Quality Dividend Growth Fund	15,519,882	597,123	(1,216,806)	(619,683)
Europe SmallCap Dividend Fund	924,331,604	25,045,897	(159,757,231)	(134,711,334)
Germany Hedged Equity Fund	194,961,771	3,954,036	(31,760,182)	(27,806,146)
Global ex-U.S. Hedged Dividend Fund	4,769,132	151,937	(556,500)	(404,563)
Global ex-U.S. Hedged Real Estate Fund	2,551,269	135,981	(233,607)	(97,626)
Global ex-U.S. Quality Dividend Growth Fund	61,724,516	5,755,524	(4,145,052)	1,610,472
Global ex-U.S. Real Estate Fund	101,634,536	7,953,666	(13,800,903)	(5,847,237)
Global ex-U.S. Utilities Fund	19,647,325	1,319,862	(4,285,304)	(2,965,442)
Global High Dividend Fund	75,962,879	6,767,197	(6,545,830)	221,367
Global Natural Resources Fund	24,008,637	492,046	(6,358,369)	(5,866,323)
High Dividend Fund	1,133,502,902	162,879,551	(42,223,632)	120,655,919
India Earnings Fund (consolidated)	1,238,273,338	254,810,633	(128,579,386)	126,231,247
International Dividend ex-Financials Fund	260,059,280	8,292,727	(45,424,179)	(37,131,452)
International Equity Fund	620,184,087	56,540,231	(84,490,157)	(27,949,926)
International Hedged Equity Fund	2,406,365	58,536	(247,543)	(189,007)
International Hedged Quality Dividend Growth Fund	444,261,999	15,940,147	(24,594,150)	(8,654,003)
International Hedged SmallCap Dividend Fund	2,397,772	—	(236,303)	(236,303)
International High Dividend Fund	277,690,520	12,339,204	(48,126,885)	(35,787,681)
International LargeCap Dividend Fund	392,513,602	26,484,635	(54,092,309)	(27,607,674)
International MidCap Dividend Fund	146,985,374	15,380,877	(16,248,218)	(867,341)
International Quality Dividend Growth Fund	2,440,878	88,919	(69,780)	19,139
International SmallCap Dividend Fund	1,044,783,974	113,422,974	(107,283,030)	6,139,944
Japan Hedged Capital Goods Fund	2,357,101	48,873	(435,384)	(386,511)
Japan Hedged Equity Fund	8,054,736,858	293,364,233	(1,273,434,964)	(980,070,731)
Japan Hedged Financials Fund	12,372,144	11,468	(3,821,824)	(3,810,356)
Japan Hedged Health Care Fund	12,570,818	1,393,697	(586,566)	807,131
Japan Hedged Quality Dividend Growth Fund	10,990,466	612,250	(1,254,790)	(642,540)
Japan Hedged Real Estate Fund	140,194,069	15,373,289	(7,849,443)	7,523,846

Notes to Schedule of Investments (unaudited)(continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Japan Hedged SmallCap Equity Fund	$69,555,276	$4,322,039	$(5,848,292)	$(1,526,253)
Japan Hedged Tech, Media and Telecom Fund	2,391,920	322,773	(274,080)	48,693
Japan Quality Dividend Growth Fund	2,411,384	179,142	(253,901)	(74,759)
Japan SmallCap Dividend Fund	376,235,401	40,186,418	(20,170,787)	20,015,631
Korea Hedged Equity Fund	17,541,768	1,026,316	(2,198,744)	(1,172,428)
LargeCap Dividend Fund	1,609,941,473	231,993,397	(70,281,571)	161,711,826
LargeCap Value Fund	195,886,378	10,016,543	(7,483,720)	2,532,823
MidCap Dividend Fund	1,748,160,405	264,841,194	(85,594,182)	179,247,012
MidCap Earnings Fund	668,495,765	77,089,418	(58,910,037)	18,179,381
Middle East Dividend Fund	22,093,553	1,252,573	(3,937,510)	(2,684,937)
SmallCap Dividend Fund	1,407,220,845	206,995,742	(122,302,031)	84,693,711
SmallCap Earnings Fund	408,030,097	48,625,700	(42,104,932)	6,520,768
Total Dividend Fund	441,480,882	91,834,137	(19,963,183)	71,870,954
Total Earnings Fund	55,569,677	6,241,913	(3,831,652)	2,410,261
U.S. Quality Dividend Growth Fund	614,197,329	49,835,177	(27,607,991)	22,227,186
U.S. SmallCap Quality Dividend Growth Fund	42,607,692	4,574,448	(3,105,995)	1,468,453
United Kingdom Hedged Equity Fund	30,686,022	669,528	(5,446,929)	(4,777,401)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended June 30, 2016 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2016	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$99,499	$202,601	$283,891	$21,774	$3,253
Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$73,941	$29,568	$83,815	$28,544	$881
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$3,774,815	$43,357	$1,540,368	$2,373,182	$21,894
WisdomTree MidCap Dividend Fund	3,819,581	43,352	1,613,778	2,365,932	22,093

Total	$7,594,396	$86,709	$3,154,146	$4,739,114	$43,987

Earnings 500 Fund
WisdomTree High Dividend Fund	$295,518	$359,018	$480,521	$196,557	$4,120
Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$—	$2,355,430	$1,462,138	$938,463	$18,899
Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$—	$7,733,770	$7,763,796	$189,178	$63,158
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$2,908,723	$4,502,383	$6,597,268	$838,560	$67,247
Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$17,798	$181,193	$184,163	$23,554	$1,393
WisdomTree International Equity Fund	26,421	276,382	270,496	33,965	4,602

Total	$44,219	$457,575	$454,659	$57,519	$5,995

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$55,286	$552,626	$502,272	$129,735	$3,153

Notes to Schedule of Investments (unaudited)(continued)

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$4,389	$137,327	$128,346	$14,833	$1,593
Global High Dividend Fund
WisdomTree High Dividend Fund	$—	$166,957	$171,981	$—	$395
WisdomTree International High Dividend Fund	—	502,380	512,748	—	6,735

Total	$—	$669,337	$684,729	$—	$7,130

Global Natural Resources Fund
WisdomTree Global High Dividend Fund	$9,382	$62,530	$64,891	$8,211	$721
High Dividend Fund
WisdomTree Total Dividend Fund	$3,686,039	$3,226,872	$4,388,251	$2,591,356	$23,085
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$230,746	$3,587,680	$3,130,195	$704,582	$59,632
International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$323,901	$4,578,739	$4,416,436	$432,056	$92,018
International Hedged SmallCap Dividend Fund
WisdomTree International SmallCap Dividend Fund	$1,129,702	$1,234,278	$51,762	$2,161,469	$39,962
International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$6,281	$2,309,481	$2,109,928	$191,015	$34,415
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$955,246	$2,408,397	$1,883,564	$1,395,102	$52,210
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$—	$839,692	$842,479	$7,434	$5,548
WisdomTree Japan Hedged Equity Fund	—	829,754	785,719	7,290	8,429

Total	$—	$1,669,446	$1,628,198	$14,724	$13,977

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$1,326,860	$3,252,247	$4,229,582	$183,555	$120,124
WisdomTree Japan SmallCap Dividend Fund	1,058,281	2,706,661	3,636,095	163,280	31,239

Total	$2,385,141	$5,958,908	$7,865,677	$346,835	$151,363

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$2,266,761	$—	$2,158,882	$—
LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$5,438,981	$1,853,954	$6,161,295	$1,255,083	$31,657
LargeCap Value Fund
WisdomTree Earnings 500 Fund	$312,455	$301,479	$88,337	$524,807	$2,988
WisdomTree MidCap Earnings Fund	138,591	121,760	38,243	224,598	1,192

Total	$451,046	$423,239	$126,580	$749,405	$4,180

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,751,177	$6,871,200	$6,122,287	$2,592,204	$21,889

Notes to Schedule of Investments (unaudited)(continued)

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$1,190,385	$2,948,143	$2,699,088	$1,544,054	$18,554
SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$7,976,025	$560,354	$5,894,105	$2,852,633	$43,164
SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,288,529	$—	$839,466	$473,117	$5,930
Total Dividend Fund
WisdomTree Total Earnings Fund	$809,851	$1,788,750	$1,950,175	$638,579	$4,666

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 23, 2016

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	August 23, 2016

* Print the name and title of each signing officer under his or her signature.